UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08918

HC Capital Trust

(Exact name of registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 242-9596

Date of fiscal year end: June 30

Date of reporting period: December 31, 2013

Item 1. Reports to Stockholders.

Semiannual Report

The Value Equity Portfolio
The Institutional Value Equity Portfolio
The Growth Equity Portfolio
The Institutional Growth Equity Portfolio
The Small Capitalization-Mid Capitalization Equity Portfolio
The Institutional Small Capitalization-Mid Capitalization Equity Portfolio
The Real Estate Securities Portfolio
The Commodity Returns Strategy Portfolio
The International Equity Portfolio
The Institutional International Equity Portfolio
The Emerging Markets Portfolio
The Core Fixed Income Portfolio
The Fixed Income Opportunity Portfolio
The U.S. Government Fixed Income Securities Portfolio
The U.S. Corporate Fixed Income Securities Portfolio
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
The Short-Term Municipal Bond Portfolio
The Intermediate Term Municipal Bond Portfolio
The Intermediate Term Municipal Bond II Portfolio

December 31, 2013

December 31, 2013

We are pleased to present the December 31, 2013 Semiannual Report for the HC Capital Trust (the “Trust”).

The Trust is an open-end, series, management investment company. The Trust currently consists of nineteen separate investment portfolios (the “Portfolios”). Day-to-day portfolio management services are provided to each of the Trust’s Portfolios by one or more independent money management organizations (“Specialist Managers”). Each Specialist Manager is subject to the supervision of HC Capital Solutions which serves as the Trust’s primary investment adviser and to the general oversight of the Trust’s Board of Trustees.

The Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

The Institutional Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

The Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Institutional Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Small Capitalization-Mid Capitalization Equity Portfolio, seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small-capitalization companies.

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio, seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small-capitalization companies.

The Real Estate Securities Portfolio, seeks to provide a total return consisting of both capital appreciation and current income.

The Commodity Returns Strategy Portfolio, seeks capital appreciation by investing in a diversified portfolio of commodity-related instruments.

The International Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.

The Institutional International Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.

The Emerging Markets Portfolio, seeks total return by investing in a diversified portfolio of securities issued by companies domiciled, or doing a substantial portion of their business, in countries with a developing or emerging economy or securities market.

The Core Fixed Income Portfolio, seeks current income by investing in a diversified portfolio of debt securities, including U.S. and non-U.S. government securities, corporate debt securities, and asset-backed issues.

The Fixed Income Opportunity Portfolio, seeks to achieve above-average total return by investing in high yield securities (commonly referred to as “junk bonds”).

The U.S. Government Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of U.S. Treasury and government related fixed income securities.

The U.S. Corporate Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities issued by U.S. corporations.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of publicly issued mortgage and asset backed securities.

The Short-Term Municipal Bond Portfolio, seeks current income exempt from Federal income tax, consistent with preservation of capital, by investing primarily in securities issued by municipalities and related securities.

The Intermediate Term Municipal Bond Portfolio, seeks current income exempt from Federal income tax by investing in securities issued by municipalities and related entities.

The Intermediate Term Municipal Bond II Portfolio, seeks current income exempt from Federal income tax by investing in securities issued by municipalities and related entities.

HC CAPITAL TRUST

Semiannual Report

December 31, 2013

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 89.74%
	Advertising — 0.24%
20,583	Omnicom Group, Inc.	$1,531
	Aerospace & Defense — 1.89%
23,435	General Dynamics Corp.	2,239
26,523	Honeywell International, Inc.	2,423
20,206	Lockheed Martin Corp.	3,005
25,348	Raytheon Co.	2,299
15,300	The Boeing Co.	2,088
		12,054
	Agricultural Products — 0.35%
50,819	Archer-Daniels-Midland Co.	2,206
	Air Freight & Logistics — 0.68%
12,599	C.H. Robinson Worldwide, Inc.	735
34,558	United Parcel Service, Inc., Class – B	3,631
		4,366
	Airlines — 0.15%
34,400	Delta Air Lines, Inc.	945
	Apparel Retail — 0.89%
6,264	Abercrombie & Fitch Co., Class – A	206
4,577	Guess?, Inc.	142
83,200	The TJX Cos., Inc.	5,303
		5,651
	Apparel, Accessories & Luxury Goods — 0.20%
22,484	Coach, Inc.	1,262
	Application Software — 0.03%
17,433	Compuware Corp.	195
	Asset Management & Custody Banks — 0.29%
21,125	Ares Capital Corp.	375
7,101	Federated Investors, Inc., Class – B	205
34,624	Invesco Ltd.	1,260
		1,840
	Auto Parts & Equipment — 0.81%
48,604	Johnson Controls, Inc.	2,494
12,500	Lear Corp.	1,012
22,600	TRW Automotive Holdings Corp. (a)	1,681
		5,187
	Automobile Manufacturers — 1.79%
561,461	Ford Motor Co.	8,663
67,800	General Motors Co. (a)	2,771
		11,434
	Biotechnology — 0.17%
14,400	Vertex Pharmaceuticals, Inc. (a)	1,070
	Brewers — 0.09%
10,796	Molson Coors Brewing Co., Class – A	606
	Cable & Satellite — 0.70%
15,247	Cablevision Systems Corp., Class – A	273
19,132	Liberty Global PLC, Class – A (a)	1,703
30,100	Liberty Global PLC, Series C (a)	2,538
		4,514

Shares	Security Description	Value (000)
	Capital Markets — 0.01%
909	Artisan Partners Asset Management, Inc.	$59
	Commercial Printing — 0.04%
13,896	R.R. Donnelley & Sons Co.	282
	Communications Equipment — 1.64%
257,124	Cisco Systems, Inc.	5,773
116,379	Corning, Inc.	2,074
37,734	Harris Corp.	2,634
		10,481
	Computer & Electronics Retail — 0.31%
40,100	GameStop Corp., Class – A	1,975
	Computer Hardware — 1.87%
6,462	Apple, Inc.	3,626
5,253	Diebold, Inc.	173
291,900	Hewlett-Packard Co.	8,168
		11,967
	Computer Storage & Peripherals — 0.03%
4,892	Lexmark International, Inc., Class – A	174
	Computers & Peripherals — 0.18%
28,150	NetApp, Inc.	1,158
	Consumer Electronics — 0.07%
9,947	Garmin Ltd.	460
	Consumer Finance — 1.78%
100,500	Capital One Financial Corp.	7,700
48,800	Discover Financial Services	2,730
35,041	SLM Corp.	921
		11,351
	Data Processing & Outsourced Services — 0.78%
37,799	Automatic Data Processing, Inc.	3,055
25,634	Paychex, Inc.	1,167
43,544	Western Union Co.	751
		4,973
	Department Stores — 0.49%
17,680	Kohl's Corp.	1,003
39,600	Macy's, Inc.	2,115
		3,118
	Distributors — 0.16%
12,191	Genuine Parts Co.	1,014
	Diversified Banks — 2.61%
73,600	CIT Group, Inc.	3,837
88,707	U.S. BanCorp	3,584
203,211	Wells Fargo & Co.	9,225
		16,646
	Diversified Chemicals — 1.15%
57,226	E.I. du Pont de Nemours & Co.	3,718
81,797	The Dow Chemical Co.	3,632
		7,350
	Diversified Financial Services — 3.93%
610,500	Bank of America Corp.	9,506
165,750	Citigroup, Inc.	8,638
25,900	ING US, Inc.	910

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Financial Services (continued)
103,502	JPMorgan Chase & Co.	$6,053
		25,107
	Diversified Metals & Mining — 0.57%
2,585	Compass Minerals International, Inc.	207
81,740	Freeport-McMoRan Copper & Gold, Inc.	3,084
12,629	Southern Copper Corp.	363
		3,654
	Diversified Real Estate Investment Trusts — 0.06%
2,332	Liberty Property Trust	79
5,396	Spirit Realty Capital, Inc.	53
2,533	Vornado Realty Trust	225
912	WP Carey, Inc.	56
		413
	Diversified Support Services — 0.09%
13,582	Iron Mountain, Inc.	412
6,044	KAR Auction Services, Inc.	179
		591
	Drug Retail — 0.32%
28,500	CVS Caremark Corp.	2,040
	Electric Utilities — 1.51%
8,571	American Electric Power, Inc.	401
12,249	Duke Energy Corp.	845
77,462	Edison International	3,585
3,204	Entergy Corp.	203
79,142	Exelon Corp.	2,168
7,124	FirstEnergy Corp.	235
2,024	Great Plains Energy, Inc.	49
1,774	Hawaiian Electric Industries, Inc.	46
7,486	NextEra Energy, Inc.	641
5,422	Northeast Utilities	230
4,528	Pepco Holdings, Inc.	87
1,990	Pinnacle West Capital Corp.	105
11,450	PPL Corp.	345
15,275	The Southern Co.	628
2,291	Westar Energy, Inc.	74
		9,642
	Electrical Components & Equipment — 1.02%
36,823	Eaton Corp. PLC	2,803
52,376	Emerson Electric Co.	3,676
		6,479
	Environmental & Facilities Services — 0.39%
8,205	Covanta Holding Corp.	146
21,583	Republic Services, Inc., Class – A	717
36,892	Waste Management, Inc.	1,655
		2,518
	Fertilizers & Agricultural Chemicals — 0.75%
21,537	Monsanto Co.	2,510
43,574	The Mosaic Co.	2,060
3,249	The Scotts Miracle-Gro Co.	202
		4,772

Shares	Security Description	Value (000)
	Food Distributors — 0.27%
47,099	Sysco Corp.	$1,700
	Food Products — 0.14%
8,386	The J.M. Smucker Co.	869
	Food Retail — 0.94%
19,050	Safeway, Inc.	620
135,400	The Kroger Co.	5,353
		5,973
	Gas Utilities — 0.05%
1,846	AGL Resources, Inc.	87
1,636	Atmos Energy Corp.	74
2,513	Questar Corp.	58
2,053	UGI Corp.	85
		304
	General Merchandise Stores — 0.29%
31,050	Dollar General Corp. (a)	1,873
	Gold — 0.14%
39,373	Newmont Mining Corp.	907
	Health Care Distributors — 0.11%
4,425	McKesson Corp.	714
	Health Care Equipment & Supplies — 1.83%
80,842	Baxter International, Inc.	5,622
24,302	Covidien PLC	1,655
76,400	Medtronic, Inc.	4,385
		11,662
	Health Care Providers & Services — 0.56%
42,600	Aetna, Inc.	2,922
12,780	Quest Diagnostics, Inc.	684
		3,606
	Home Entertainment Software — 0.51%
141,300	Electronic Arts, Inc. (a)	3,241
	Home Furnishings — 0.05%
11,252	Leggett & Platt, Inc.	348
	Homebuilding — 0.71%
223,700	PulteGroup, Inc.	4,557
	Hotels, Resorts & Cruise Lines — 0.30%
32,991	Carnival Corp.	1,325
12,728	Royal Caribbean Cruises Ltd.	604
		1,929
	Hotels, Restaurants & Leisure — 0.06%
19,669	International Game Technology	357
	Household Products — 1.19%
30,059	Kimberly-Clark Corp.	3,140
10,365	The Clorox Co.	961
43,201	The Procter & Gamble Co.	3,517
		7,618
	Housewares & Specialties — 0.06%
4,206	Tupperware Brands Corp.	398
	Hypermarkets & Super Centers — 0.56%
45,663	Wal-Mart Stores, Inc.	3,593

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Industrial Conglomerates — 1.88%
26,208	3M Co.	$3,676
296,891	General Electric Co.	8,322
		11,998
	Industrial Gases — 0.29%
16,720	Air Products & Chemicals, Inc.	1,869
	Industrial Machinery — 0.84%
6,112	Harsco Corp.	171
49,500	Illinois Tool Works, Inc.	4,162
12,726	Stanley Black & Decker, Inc.	1,027
		5,360
	Industrial Real Estate Investment Trusts — 0.05%
8,428	Prologis, Inc.	311
	Insurance — 1.89%
111,900	American International Group, Inc.	5,712
21,800	Assurant, Inc.	1,447
90,800	Lincoln National Corp.	4,687
4,743	ProAssurance Corp.	230
		12,076
	Insurance Brokers — 0.67%
45,500	Aon PLC	3,817
9,936	Arthur J. Gallagher & Co.	466
		4,283
	Integrated Oil & Gas — 5.07%
29,268	Chevron Corp.	3,656
51,282	ConocoPhillips	3,623
81,290	Exxon Mobil Corp.	8,228
77,800	Hess Corp.	6,457
63,500	Marathon Oil Corp.	2,242
85,776	Occidental Petroleum Corp.	8,157
		32,363
	Integrated Telecommunication Services — 2.21%
182,419	AT&T, Inc.	6,414
41,079	BCE, Inc.	1,779
48,286	CenturyLink, Inc.	1,538
78,751	Frontier Communications Corp.	366
73,426	Verizon Communications, Inc.	3,608
45,194	Windstream Holdings, Inc.	361
		14,066
	Investment Banking & Brokerage — 0.21%
45,000	E*Trade Financial Corp. (a)	884
9,819	Lazard Ltd., Class – A	445
		1,329
	IT Consulting & Other Services — 0.06%
1,617	Booz Allen Hamilton Holding Corp.	31
5,767	Leidos Holdings, Inc.	269
3,400	Science Applications International Corp.	112
		412
	IT Services — 0.61%
47,064	Accenture PLC, Class – A	3,870

Shares	Security Description	Value (000)
	Leisure Facilities — 0.04%
2,463	Seaworld Entertainment, Inc.	$71
5,366	Six Flags Entertainment Corp.	197
		268
	Leisure Products — 0.28%
9,228	Hasbro, Inc.	508
27,098	Mattel, Inc.	1,289
		1,797
	Life & Health Insurance — 0.90%
36,771	Aflac, Inc.	2,456
35,829	Prudential Financial, Inc.	3,304
		5,760
	Machinery — 1.01%
40,364	Caterpillar, Inc.	3,665
30,570	Deere & Co.	2,792
		6,457
	Managed Health Care — 0.66%
25,805	Health Net, Inc. (a)	766
33,600	UnitedHealth Group, Inc.	2,529
9,900	WellPoint, Inc.	915
		4,210
	Media — 0.31%
55,900	Twenty-First Century Fox, Inc.	1,967
	Metal & Glass Containers — 0.13%
2,764	Greif, Inc., Class – A	145
19,187	Owens-Illinois, Inc. (a)	686
		831
	Mortgage Real Estate Investment Trusts — 0.08%
7,192	American Capital Agency Corp.	139
16,715	Annaly Capital Management, Inc.	166
18,136	Chimera Investment Corp.	56
1,689	Hatteras Financial Corp.	28
7,832	MFA Financial, Inc.	55
6,116	Two Harbors Investment Corp.	57
		501
	Movies & Entertainment — 1.52%
9,402	Cinemark Holdings, Inc.	313
50,816	Regal Entertainment Group, Class – A	988
40,977	Time Warner, Inc.	2,857
63,591	Viacom, Inc., Class – B	5,555
		9,713
	Multi-line Insurance — 0.68%
31,700	American Financial Group, Inc.	1,830
150,700	Genworth Financial, Inc., Class – A (a)	2,340
3,515	Kemper Corp.	144
		4,314
	Multiline Retail — 0.49%
49,731	Target Corp.	3,146
	Multi-Utilities — 0.59%
2,010	Alliant Energy Corp.	104
3,966	Ameren Corp.	143

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Multi-Utilities (continued)
7,432	CenterPoint Energy, Inc.	$172
4,252	CMS Energy Corp.	114
5,139	Consolidated Edison, Inc.	284
10,111	Dominion Resources, Inc.	655
3,013	DTE Energy Co.	200
1,436	Integrys Energy Group, Inc.	78
2,886	MDU Resources Group, Inc.	88
5,405	NiSource, Inc.	178
3,377	OGE Energy Corp.	114
7,649	PG&E Corp.	308
8,843	Public Service Enterprise Group, Inc.	283
2,401	SCANA Corp.	113
4,186	Sempra Energy	376
3,332	TECO Energy, Inc.	57
1,620	Vectren Corp.	58
4,111	Wisconsin Energy Corp.	170
9,015	Xcel Energy, Inc.	252
		3,747
	Office Electronics — 0.60%
313,400	Xerox Corp.	3,814
	Office Real Estate Investment Trusts — 0.13%
1,333	Alexandria Real Estate Equities, Inc.	85
3,060	BioMed Realty Trust, Inc.	55
2,479	Boston Properties, Inc.	248
1,951	Brandywine Realty Trust	27
2,433	CommonWealth REIT	57
1,210	Corporate Office Properties Trust	29
521	Digital Realty Trust, Inc.	26
2,173	Douglas Emmett, Inc.	51
5,776	Duke Realty Corp.	87
1,671	Kilroy Realty Corp.	84
1,319	Mack-Cali Realty Corp.	28
2,717	Piedmont Office Realty Trust, Inc., Class – A	45
		822
	Office Services & Supplies — 0.12%
8,031	Avery Dennison Corp.	403
15,438	Pitney Bowes, Inc.	360
		763
	Oil & Gas Drilling — 0.29%
7,684	Helmerich & Payne, Inc.	646
28,745	Seadrill Ltd.	1,181
		1,827
	Oil & Gas Equipment & Services — 1.01%
18,700	Cameron International Corp. (a)	1,113
103,750	Halliburton Co.	5,266
4,658	RPC, Inc.	83
		6,462

Shares	Security Description	Value (000)
	Oil & Gas Exploration & Production — 0.39%
57,800	Encana Corp.	$1,043
37,200	Southwestern Energy Co.(a)	1,463
		2,506
	Oil & Gas Refining & Marketing — 1.92%
1,260	CVR Energy, Inc.	55
15,938	HollyFrontier Corp.	792
65,800	Marathon Petroleum Corp.	6,036
1,858	PBF Energy, Inc.	58
105,500	Valero Energy Corp.	5,317
		12,258
	Oil & Gas Storage & Transportation — 0.95%
3,314	Golar LNG Ltd.	120
51,418	Kinder Morgan, Inc.	1,851
52,521	Spectra Energy Corp.	1,871
3,020	Teekay Shipping Corp.	145
54,379	The Williams Cos., Inc.	2,097
		6,084
	Packaged Foods & Meats — 1.34%
13,798	Campbell Soup Co.	597
33,137	ConAgra Foods, Inc.	1,117
51,527	General Mills, Inc.	2,572
5,959	Ingredion, Inc.	408
20,697	Kellogg Co.	1,264
46,439	Kraft Foods Group, Inc.	2,504
2,734	Pinnacle Foods, Inc.	75
		8,537
	Paper & Forest Products — 0.04%
2,484	Domtar Corp.	234
	Paper Packaging — 0.18%
7,812	Bemis Co., Inc.	320
7,703	Packaging Corp. of America	487
8,244	Sonoco Products Co.	344
		1,151
	Paper Products — 0.35%
34,519	International Paper Co.	1,693
13,976	MeadWestvaco Corp.	516
		2,209
	Pharmaceuticals — 7.01%
93,361	Abbott Laboratories	3,579
65,518	AbbVie, Inc.	3,460
9,550	Allergan, Inc.	1,061
67,673	Bristol-Myers Squibb Co.	3,597
70,459	Eli Lilly & Co.	3,593
51,500	GlaxoSmithKline PLC, ADR	2,750
56,366	Johnson & Johnson	5,163
72,781	Merck & Co., Inc.	3,643
17,500	Novartis AG – Sponsored ADR	1,407
539,222	Pfizer, Inc.	16,516
		44,769

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Property & Casualty Insurance — 2.33%
53,272	ACE Ltd.	$5,515
9,228	AXIS Capital Holdings Ltd.	439
12,711	Cincinnati Financial Corp.	666
3,501	Endurance Specialty Holdings Ltd.	205
17,256	Fidelity National Financial, Inc., Class – A	560
3,412	Hanover Insurance Group, Inc.	204
2,173	Mercury General Corp.	108
20,896	Old Republic International Corp.	361
42,600	The Chubb Corp.	4,115
29,397	The Travelers Cos., Inc.	2,662
		14,835
	Publishing — 0.74%
120,062	Gannett Co., Inc.	3,551
30,339	Thomson Reuters Corp.	1,147
		4,698
	Railroads — 0.36%
24,788	Norfolk Southern Corp.	2,301
	Real Estate Investment Trusts (REITs) — 0.05%
13,486	Host Hotels & Resorts, Inc.	262
3,007	Starwood Property Trust, Inc.	83
		345
	Regional Banks — 1.81%
3,409	Bank of Hawaii Corp.	202
54,979	BB&T Corp.	2,051
2,151	BOK Financial Corp.	143
3,920	Cullen/Frost Bankers, Inc.	292
68,222	Fifth Third Bancorp	1,435
15,199	Fulton Financial Corp.	199
10,227	M&T Bank Corp.	1,191
76,333	PNC Financial Services Group, Inc.	5,921
14,307	Valley National Bancorp	145
		11,579
	Reinsurance — 1.03%
6,100	Everest Re Group Ltd.	951
50,897	PartnerRe Ltd.	5,367
8,095	Validus Holdings Ltd.	326
		6,644
	Residential Real Estate Investment Trusts — 0.20%
1,608	American Campus Communities, Inc.	52
1,098	Apartment Investment & Management Co., Class – A	28
2,332	AvalonBay Communities, Inc.	276
1,409	BRE Properties, Inc.	77
1,476	Camden Property Trust	84
438	Equity Lifestyle Properties, Inc.	16
6,507	Equity Residential	337
588	Essex Property Trust, Inc.	84
1,061	Home Properties, Inc.	57
1,413	Mid-America Apartment Communities, Inc.	86
1,261	Post Properties, Inc.	57

Shares	Security Description	Value (000)
	Residential Real Estate Investment Trusts (continued)
4,537	UDR, Inc.	$106
		1,260
	Restaurants — 0.91%
10,221	Darden Restaurants, Inc.	556
51,800	McDonald's Corp.	5,026
22,945	The Wendy's Co.	200
		5,782
	Retail Real Estate Investment Trusts — 0.19%
1,580	CBL & Associates Properties, Inc.	28
4,786	DDR Corp.	74
278	Federal Realty Investment Trust	28
10,766	General Growth Properties, Inc.	217
6,956	Kimco Realty Corp.	137
1,826	National Retail Properties, Inc.	55
3,556	Realty Income Corp.	133
994	Regency Centers Corp.	46
2,193	Retail Properties of America, Inc., Class – A	28
1,290	Simon Property Group, Inc.	196
866	Taubman Centers, Inc.	55
2,390	The Macerich Co.	141
2,027	Weingarten Realty Investors	56
		1,194
	Security & Alarm Services — 0.00%
790	Corrections Corp. of America	25
	Semiconductor Equipment — 0.69%
199,897	Applied Materials, Inc.	3,536
13,168	KLA-Tencor Corp.	849
		4,385
	Semiconductors — 2.42%
24,021	Analog Devices, Inc.	1,223
141,510	Intel Corp.	3,674
18,304	Linear Technology Corp.	834
23,050	Maxim Integrated Products, Inc.	643
15,389	Microchip Technology, Inc.	689
49,700	Micron Technology, Inc.(a)	1,081
145,134	Texas Instruments, Inc.	6,373
20,791	Xilinx, Inc.	955
		15,472
	Semiconductors & Semiconductor Equipment — 0.11%
44,603	NVIDIA Corp.	715
	Soft Drinks — 1.54%
15,944	Dr. Pepper Snapple Group, Inc.	777
43,710	PepsiCo, Inc.	3,625
131,814	The Coca-Cola Co.	5,445
		9,847
	Software — 0.79%
63,900	Oracle Corp.	2,445
110,375	Symantec Corp.	2,602
		5,047

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (concluded) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Specialized Consumer Services — 0.10%
21,151	H&R Block, Inc.	$614
	Specialized Real Estate Investment Trusts — 0.15%
1,835	Extra Space Storage, Inc.	77
7,729	HCP, Inc.	281
5,153	Health Care REIT, Inc.	276
2,016	Healthcare Trust of America, Inc., Class – A	20
2,090	Hospitality Properties Trust	56
185	Public Storage	28
2,498	Senior Housing Properties Trust	56
2,913	Ventas, Inc.	167
		961
	Specialty Chemicals — 1.32%
93,640	LyondellBasell Industries NV, Class – A	7,517
6,314	Rockwood Holdings, Inc.	454
10,579	RPM, Inc.	439
		8,410
	Specialty Retail — 0.04%
16,006	American Eagle Outfitters, Inc.	230
	Specialty Stores — 0.13%
51,039	Staples, Inc.	811
	Steel — 0.27%
25,362	Nucor Corp.	1,354
18,639	Steel Dynamics, Inc.	364
		1,718
	Systems Software — 0.71%
26,216	CA, Inc.	882
97,293	Microsoft Corp.	3,642
		4,524

Shares or Principal Amount (000)	Security Description	Value (000)
	Thrifts & Mortgage Finance — 0.23%
5,213	BankUnited, Inc.	$172
28,781	First Niagara Financial Group, Inc.	306
34,636	New York Community Bancorp, Inc.	583
25,163	People's United Financial, Inc.	380
		1,441
	Tobacco — 1.80%
93,264	Altria Group, Inc.	3,580
29,640	Lorillard, Inc.	1,502
59,034	Philip Morris International, Inc.	5,144
25,088	Reynolds American, Inc.	1,254
		11,480
	Trading Companies & Distributors — 0.03%
3,818	GATX Corp.	199
	Water Utilities — 0.02%
3,219	American Water Works Co., Inc.	136
	Wireless Telecommunication Services — 1.16%
187,030	Vodafone Group PLC – Sponsored ADR	7,351
	Total Common Stocks	572,822
	Time Deposit — 0.54%
$3,434	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 1/2/14	3,434
	Total Time Deposit	3,434
	Mutual Fund — 9.40%
59,990,476	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (b)	59,990
	Total Mutual Fund	59,990
	Total Investments (cost $492,826) — 99.68%	636,246
	Other assets in excess of liabilities — 0.32%	2,027
	Net Assets — 100.00%	$638,273
(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on December 31, 2013.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The Value Equity Portfolio	Alliance Bernstein L.P.	Cadence Capital Management, LLC	Institutional Capital, LLC	Mellon Capital Management Corporation	Total
Common Stocks	29.65%	45.45%	14.64%	—	89.74%
Time Deposit	—	—	0.54%	—	0.54%
Mutual Fund	—	—	—	9.40%	9.40%
Other Assets (Liabilities)	0.09%	5.74%	-0.02%	-5.49%	0.32%
Total Net Assets	29.74%	51.19%	15.16%	3.91%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 89.02%
	Advertising — 0.23%
29,843	Omnicom Group, Inc.	$2,219
	Aerospace & Defense — 1.78%
34,102	General Dynamics Corp.	3,258
38,844	Honeywell International, Inc.	3,549
29,401	Lockheed Martin Corp.	4,371
36,887	Raytheon Co.	3,346
22,400	The Boeing Co.	3,057
		17,581
	Agricultural Products — 0.33%
73,950	Archer-Daniels-Midland Co.	3,209
	Air Freight & Logistics — 0.64%
18,337	C.H. Robinson Worldwide, Inc.	1,070
50,288	United Parcel Service, Inc., Class – B	5,284
		6,354
	Airlines — 0.14%
49,300	Delta Air Lines, Inc.	1,354
	Apparel Retail — 0.86%
9,116	Abercrombie & Fitch Co., Class – A	300
6,725	Guess?, Inc.	209
125,300	The TJX Cos., Inc.	7,985
		8,494
	Apparel, Accessories & Luxury Goods — 0.18%
32,440	Coach, Inc.	1,821
	Application Software — 0.03%
24,748	Compuware Corp.	277
	Asset Management & Custody Banks — 0.28%
30,765	Ares Capital Corp.	546
10,477	Federated Investors, Inc., Class – B	302
50,384	Invesco Ltd.	1,834
		2,682
	Auto Parts & Equipment — 0.84%
71,089	Johnson Controls, Inc.	3,648
17,000	Lear Corp.	1,376
44,300	TRW Automotive Holdings Corp.(a)	3,295
		8,319
	Automobile Manufacturers — 1.85%
884,111	Ford Motor Co.	13,641
113,300	General Motors Co.(a)	4,631
		18,272
	Biotechnology — 0.28%
37,500	Vertex Pharmaceuticals, Inc.(a)	2,786
	Brewers — 0.09%
15,852	Molson Coors Brewing Co., Class – A	890
	Cable & Satellite — 0.62%
21,826	Cablevision Systems Corp., Class – A	391
23,057	Liberty Global PLC, Class – A (a)	2,052
43,800	Liberty Global PLC, Series C (a)	3,693
		6,136

Shares	Security Description	Value (000)
	Capital Markets — 0.01%
1,315	Artisan Partners Asset Management, Inc.	$86
	Commercial Printing — 0.04%
20,474	R.R. Donnelley & Sons Co.	415
	Communications Equipment — 1.55%
375,007	Cisco Systems, Inc.	8,419
169,499	Corning, Inc.	3,020
54,575	Harris Corp.	3,810
		15,249
	Computer & Electronics Retail — 0.31%
61,600	GameStop Corp., Class – A	3,034
	Computer Hardware — 1.93%
9,402	Apple, Inc.	5,276
7,349	Diebold, Inc.	243
481,700	Hewlett-Packard Co.	13,477
		18,996
	Computer Storage & Peripherals — 0.02%
6,827	Lexmark International, Inc., Class – A	242
	Computers & Peripherals — 0.17%
41,250	NetApp, Inc.	1,697
	Consumer Electronics — 0.07%
14,167	Garmin Ltd.	655
	Consumer Finance — 1.95%
164,600	Capital One Financial Corp.	12,609
93,900	Discover Financial Services	5,254
51,047	SLM Corp.	1,342
		19,205
	Data Processing & Outsourced Services — 0.74%
55,005	Automatic Data Processing, Inc.	4,445
37,359	Paychex, Inc.	1,701
63,730	Western Union Co.	1,099
		7,245
	Department Stores — 0.46%
25,603	Kohl's Corp.	1,453
58,300	Macy's, Inc.	3,113
		4,566
	Distributors — 0.15%
17,781	Genuine Parts Co.	1,479
	Diversified Banks — 2.69%
128,900	CIT Group, Inc.	6,720
129,080	U.S. BanCorp	5,215
321,264	Wells Fargo & Co.	14,586
		26,521
	Diversified Chemicals — 1.09%
83,361	E.I. du Pont de Nemours & Co.	5,416
119,027	The Dow Chemical Co.	5,285
		10,701

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Financial Services — 4.02%
916,250	Bank of America Corp.	$14,266
286,550	Citigroup, Inc.	14,933
43,300	ING US, Inc.	1,522
150,994	JPMorgan Chase & Co.	8,830
		39,551
	Diversified Metals & Mining — 0.54%
3,827	Compass Minerals International, Inc.	306
119,007	Freeport-McMoRan Copper & Gold, Inc.	4,492
18,211	Southern Copper Corp.	523
		5,321
	Diversified Real Estate Investment Trusts — 0.06%
3,326	Liberty Property Trust	113
7,657	Spirit Realty Capital, Inc.	75
3,740	Vornado Realty Trust	332
1,384	WP Carey, Inc.	85
		605
	Diversified Support Services — 0.09%
19,640	Iron Mountain, Inc.	596
8,731	KAR Auction Services, Inc.	258
		854
	Drug Retail — 0.30%
41,700	CVS Caremark Corp.	2,984
	Electric Utilities — 1.47%
12,467	American Electric Power, Inc.	583
17,930	Duke Energy Corp.	1,237
122,898	Edison International	5,689
4,580	Entergy Corp.	290
115,503	Exelon Corp.	3,163
10,507	FirstEnergy Corp.	347
3,401	Great Plains Energy, Inc.	82
2,427	Hawaiian Electric Industries, Inc.	63
10,892	NextEra Energy, Inc.	933
7,964	Northeast Utilities	338
5,994	Pepco Holdings, Inc.	115
2,826	Pinnacle West Capital Corp.	150
16,240	PPL Corp.	489
22,267	The Southern Co.	915
3,907	Westar Energy, Inc.	126
		14,520
	Electrical Components & Equipment — 0.95%
53,580	Eaton Corp. PLC	4,079
76,268	Emerson Electric Co.	5,352
		9,431
	Environmental & Facilities Services — 0.37%
12,061	Covanta Holding Corp.	214
31,221	Republic Services, Inc., Class – A	1,037
53,709	Waste Management, Inc.	2,410
		3,661

Shares	Security Description	Value (000)
	Fertilizers & Agricultural Chemicals — 0.71%
31,557	Monsanto Co.	$3,678
63,582	The Mosaic Co.	3,006
4,797	The Scotts Miracle-Gro Co.	298
		6,982
	Food Distributors — 0.25%
68,453	Sysco Corp.	2,471
	Food Products — 0.13%
12,204	The J.M. Smucker Co.	1,265
	Food Retail — 1.15%
27,731	Safeway, Inc.	903
264,000	The Kroger Co.	10,436
		11,339
	Gas Utilities — 0.04%
2,813	AGL Resources, Inc.	132
2,328	Atmos Energy Corp.	106
3,418	Questar Corp.	79
2,921	UGI Corp.	121
		438
	General Merchandise Stores — 0.28%
45,450	Dollar General Corp. (a)	2,742
	Gold — 0.13%
56,791	Newmont Mining Corp.	1,308
	Health Care Distributors — 0.11%
6,550	McKesson Corp.	1,057
	Health Care Equipment & Supplies — 1.94%
117,962	Baxter International, Inc.	8,204
35,584	Covidien PLC	2,423
148,000	Medtronic, Inc.	8,494
		19,121
	Health Care Providers & Services — 0.61%
73,700	Aetna, Inc.	5,055
18,597	Quest Diagnostics, Inc.	996
		6,051
	Home Entertainment Software — 0.57%
244,900	Electronic Arts, Inc. (a)	5,618
	Home Furnishings — 0.05%
16,399	Leggett & Platt, Inc.	507
	Homebuilding — 0.68%
327,700	PulteGroup, Inc.	6,675
	Hotels, Resorts & Cruise Lines — 0.29%
48,049	Carnival Corp.	1,930
18,630	Royal Caribbean Cruises Ltd.	883
		2,813
	Hotels, Restaurants & Leisure — 0.05%
28,620	International Game Technology	520
	Household Products — 1.13%
43,738	Kimberly-Clark Corp.	4,569
15,111	The Clorox Co.	1,402
62,864	The Procter & Gamble Co.	5,117
		11,088

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Housewares & Specialties — 0.06%
6,095	Tupperware Brands Corp.	$576
	Hypermarkets & Super Centers — 0.53%
66,447	Wal-Mart Stores, Inc.	5,229
	Industrial Conglomerates — 1.78%
38,135	3M Co.	5,348
433,586	General Electric Co.	12,154
		17,502
	Industrial Gases — 0.28%
24,331	Air Products & Chemicals, Inc.	2,720
	Industrial Machinery — 0.84%
9,241	Harsco Corp.	259
78,000	Illinois Tool Works, Inc.	6,558
18,517	Stanley Black & Decker, Inc.	1,494
		8,311
	Industrial Real Estate Investment Trusts — 0.05%
12,463	Prologis, Inc.	461
	Insurance — 2.03%
186,100	American International Group, Inc.	9,501
33,300	Assurant, Inc.	2,210
154,300	Lincoln National Corp.	7,965
6,902	ProAssurance Corp.	335
		20,011
	Insurance Brokers — 0.76%
81,400	Aon PLC	6,829
14,512	Arthur J. Gallagher & Co.	681
		7,510
	Integrated Oil & Gas — 5.18%
42,592	Chevron Corp.	5,320
74,622	ConocoPhillips	5,272
118,711	Exxon Mobil Corp.	12,014
142,700	Hess Corp.	11,844
93,000	Marathon Oil Corp.	3,283
138,934	Occidental Petroleum Corp.	13,213
		50,946
	Integrated Telecommunication Services — 2.18%
292,734	AT&T, Inc.	10,294
60,195	BCE, Inc.	2,605
70,219	CenturyLink, Inc.	2,236
114,727	Frontier Communications Corp.	533
106,845	Verizon Communications, Inc.	5,250
66,708	Windstream Holdings, Inc.	532
		21,450
	Investment Banking & Brokerage — 0.22%
76,200	E*Trade Financial Corp. (a)	1,497
14,287	Lazard Ltd., Class – A	647
		2,144

Shares	Security Description	Value (000)
	IT Consulting & Other Services — 0.06%
2,351	Booz Allen Hamilton Holding Corp.	$45
8,410	Leidos Holdings, Inc.	391
4,821	Science Applications International Corp.	159
		595
	IT Services — 0.57%
68,484	Accenture PLC, Class – A	5,631
	Leisure Facilities — 0.04%
3,519	Seaworld Entertainment, Inc.	101
7,611	Six Flags Entertainment Corp.	280
		381
	Leisure Products — 0.27%
13,248	Hasbro, Inc.	729
39,560	Mattel, Inc.	1,882
		2,611
	Life & Health Insurance — 0.85%
53,509	Aflac, Inc.	3,574
52,136	Prudential Financial, Inc.	4,808
		8,382
	Machinery — 0.95%
58,735	Caterpillar, Inc.	5,334
44,554	Deere & Co.	4,069
		9,403
	Managed Health Care — 0.64%
41,211	Health Net, Inc. (a)	1,223
49,200	UnitedHealth Group, Inc.	3,705
15,200	WellPoint, Inc.	1,404
		6,332
	Media — 0.30%
85,100	Twenty-First Century Fox, Inc.	2,994
	Metal & Glass Containers — 0.12%
3,642	Greif, Inc., Class – A	191
28,089	Owens-Illinois, Inc. (a)	1,005
		1,196
	Mortgage Real Estate Investment Trusts — 0.07%
10,200	American Capital Agency Corp.	197
24,302	Annaly Capital Management, Inc.	243
23,062	Chimera Investment Corp.	71
2,484	Hatteras Financial Corp.	41
11,397	MFA Financial, Inc.	80
9,083	Two Harbors Investment Corp.	84
		716
	Movies & Entertainment — 1.57%
13,343	Cinemark Holdings, Inc.	445
72,948	Regal Entertainment Group, Class – A	1,419
60,072	Time Warner, Inc.	4,188
107,619	Viacom, Inc., Class – B	9,399
		15,451

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Multi-line Insurance — 0.75%
57,600	American Financial Group, Inc.	$3,325
246,500	Genworth Financial, Inc., Class – A (a)	3,828
5,256	Kemper Corp.	215
		7,368
	Multiline Retail — 0.46%
72,366	Target Corp.	4,579
	Multi-Utilities — 0.55%
2,853	Alliant Energy Corp.	147
5,947	Ameren Corp.	215
10,884	CenterPoint Energy, Inc.	252
6,440	CMS Energy Corp.	172
7,493	Consolidated Edison, Inc.	414
14,754	Dominion Resources, Inc.	954
4,414	DTE Energy Co.	293
2,026	Integrys Energy Group, Inc.	110
4,453	MDU Resources Group, Inc.	136
7,920	NiSource, Inc.	260
4,916	OGE Energy Corp.	167
11,211	PG&E Corp.	452
12,909	Public Service Enterprise Group, Inc.	414
3,529	SCANA Corp.	166
6,149	Sempra Energy	552
4,592	TECO Energy, Inc.	79
2,071	Vectren Corp.	74
5,871	Wisconsin Energy Corp.	243
12,786	Xcel Energy, Inc.	357
		5,457
	Office Electronics — 0.59%
476,200	Xerox Corp.	5,795
	Office Real Estate Investment Trusts — 0.12%
1,659	Alexandria Real Estate Equities, Inc.	106
4,583	BioMed Realty Trust, Inc.	83
3,542	Boston Properties, Inc.	356
3,187	Brandywine Realty Trust	45
3,542	CommonWealth REIT	83
1,820	Corporate Office Properties Trust	43
711	Digital Realty Trust, Inc.	35
3,529	Douglas Emmett, Inc.	82
8,277	Duke Realty Corp.	124
2,432	Kilroy Realty Corp.	122
2,006	Mack-Cali Realty Corp.	43
4,312	Piedmont Office Realty Trust, Inc., Class – A	71
		1,193
	Office Services & Supplies — 0.11%
11,483	Avery Dennison Corp.	577
22,761	Pitney Bowes, Inc.	530
		1,107

Shares	Security Description	Value (000)
	Oil & Gas Drilling — 0.26%
10,955	Helmerich & Payne, Inc.	$921
41,831	Seadrill Ltd.	1,718
		2,639
	Oil & Gas Equipment & Services — 1.01%
27,400	Cameron International Corp. (a)	1,631
161,650	Halliburton Co.	8,204
6,742	RPC, Inc.	120
		9,955
	Oil & Gas Exploration & Production — 0.37%
84,600	Encana Corp.	1,527
54,500	Southwestern Energy Co. (a)	2,143
		3,670
	Oil & Gas Refining & Marketing — 1.95%
1,770	CVR Energy, Inc.	77
23,261	HollyFrontier Corp.	1,156
102,300	Marathon Petroleum Corp.	9,385
2,681	PBF Energy, Inc.	84
168,700	Valero Energy Corp.	8,502
		19,204
	Oil & Gas Storage & Transportation — 0.90%
4,902	Golar LNG Ltd.	178
74,820	Kinder Morgan, Inc.	2,694
76,424	Spectra Energy Corp.	2,722
4,680	Teekay Shipping Corp.	225
78,763	The Williams Cos., Inc.	3,038
		8,857
	Packaged Foods & Meats — 1.26%
20,127	Campbell Soup Co.	871
48,109	ConAgra Foods, Inc.	1,621
74,979	General Mills, Inc.	3,742
8,671	Ingredion, Inc.	594
29,982	Kellogg Co.	1,831
67,577	Kraft Foods Group, Inc.	3,644
4,655	Pinnacle Foods, Inc.	128
		12,431
	Paper & Forest Products — 0.04%
3,690	Domtar Corp.	348
	Paper Packaging — 0.17%
11,563	Bemis Co., Inc.	474
11,244	Packaging Corp. of America	711
11,700	Sonoco Products Co.	488
		1,673
	Paper Products — 0.33%
50,229	International Paper Co.	2,463
20,340	MeadWestvaco Corp.	751
		3,214

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Pharmaceuticals — 7.06%
135,851	Abbott Laboratories	$5,207
95,335	AbbVie, Inc.	5,035
13,950	Allergan, Inc.	1,550
98,473	Bristol-Myers Squibb Co.	5,234
102,527	Eli Lilly & Co.	5,229
94,800	GlaxoSmithKline PLC, ADR	5,061
82,061	Johnson & Johnson	7,516
105,905	Merck & Co., Inc.	5,301
25,600	Novartis AG — Sponsored ADR	2,058
890,142	Pfizer, Inc.	27,265
		69,456
	Property & Casualty Insurance — 2.22%
77,817	ACE Ltd.	8,056
13,550	AXIS Capital Holdings Ltd.	645
18,630	Cincinnati Financial Corp.	976
4,977	Endurance Specialty Holdings Ltd.	292
25,112	Fidelity National Financial, Inc., Class – A	815
5,015	Hanover Insurance Group, Inc.	299
3,085	Mercury General Corp.	153
29,926	Old Republic International Corp.	517
64,700	The Chubb Corp.	6,252
42,776	The Travelers Cos., Inc.	3,873
		21,878
	Publishing — 0.75%
194,736	Gannett Co., Inc.	5,760
44,145	Thomson Reuters Corp.	1,670
		7,430
	Railroads — 0.34%
36,146	Norfolk Southern Corp.	3,355
	Real Estate Investment Trusts (REITs) — 0.05%
19,130	Host Hotels & Resorts, Inc.	372
4,283	Starwood Property Trust, Inc.	119
		491
	Regional Banks — 1.71%
5,036	Bank of Hawaii Corp.	298
80,003	BB&T Corp.	2,986
3,047	BOK Financial Corp.	202
5,705	Cullen/Frost Bankers, Inc.	425
99,272	Fifth Third Bancorp	2,088
21,500	Fulton Financial Corp.	281
14,872	M&T Bank Corp.	1,731
111,407	PNC Financial Services Group, Inc.	8,642
20,819	Valley National Bancorp	211
		16,864
	Reinsurance — 1.11%
10,000	Everest Re Group Ltd.	1,559
84,942	PartnerRe Ltd.	8,956
11,868	Validus Holdings Ltd.	478
		10,993

Shares	Security Description	Value (000)
	Residential Real Estate Investment Trusts — 0.18%
2,291	American Campus Communities, Inc.	$74
1,627	Apartment Investment & Management Co., Class – A	42
3,326	AvalonBay Communities, Inc.	393
1,982	BRE Properties, Inc.	108
2,153	Camden Property Trust	122
594	Equity Lifestyle Properties, Inc.	22
9,257	Equity Residential	481
876	Essex Property Trust, Inc.	126
1,181	Home Properties, Inc.	63
2,057	Mid-America Apartment Communities, Inc.	125
1,831	Post Properties, Inc.	83
6,439	UDR, Inc.	150
		1,789
	Restaurants — 0.85%
14,906	Darden Restaurants, Inc.	810
75,534	McDonald's Corp.	7,329
32,545	The Wendy's Co.	284
		8,423
	Retail Real Estate Investment Trusts — 0.18%
2,498	CBL & Associates Properties, Inc.	45
8,158	DDR Corp.	125
469	Federal Realty Investment Trust	48
15,283	General Growth Properties, Inc.	306
10,261	Kimco Realty Corp.	203
2,801	National Retail Properties, Inc.	85
5,057	Realty Income Corp.	189
1,370	Regency Centers Corp.	63
3,277	Retail Properties of America, Inc., Class – A	42
1,873	Simon Property Group, Inc.	285
1,282	Taubman Centers, Inc.	82
3,500	The Macerich Co.	206
3,011	Weingarten Realty Investors	83
		1,762
	Security & Alarm Services — 0.00%
1,097	Corrections Corp. of America	35
	Semiconductor Equipment — 0.71%
325,803	Applied Materials, Inc.	5,763
19,140	KLA-Tencor Corp.	1,234
		6,997
	Semiconductors — 2.28%
34,955	Analog Devices, Inc.	1,780
205,915	Intel Corp.	5,346
26,727	Linear Technology Corp.	1,217
33,528	Maxim Integrated Products, Inc.	936
22,519	Microchip Technology, Inc.	1,008
68,200	Micron Technology, Inc. (a)	1,484
211,841	Texas Instruments, Inc.	9,303
30,254	Xilinx, Inc.	1,389
		22,463

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment — 0.11%
64,906	NVIDIA Corp.	$1,040
	Soft Drinks — 1.46%
23,305	Dr. Pepper Snapple Group, Inc.	1,135
63,603	PepsiCo, Inc.	5,275
192,222	The Coca-Cola Co.	7,941
		14,351
	Software — 0.75%
93,600	Oracle Corp.	3,581
161,110	Symantec Corp.	3,799
		7,380
	Specialized Consumer Services — 0.09%
30,996	H&R Block, Inc.	900
	Specialized Real Estate Investment Trusts — 0.14%
2,618	Extra Space Storage, Inc.	110
11,405	HCP, Inc.	415
7,315	Health Care REIT, Inc.	392
2,861	Healthcare Trust of America, Inc., Class – A	28
3,111	Hospitality Properties Trust	84
253	Public Storage	38
3,806	Senior Housing Properties Trust	85
4,142	Ventas, Inc.	237
		1,389
	Specialty Chemicals — 1.31%
144,777	LyondellBasell Industries NV, Class – A	11,623
9,285	Rockwood Holdings, Inc.	668
15,305	RPM, Inc.	635
		12,926
	Specialty Retail — 0.03%
23,290	American Eagle Outfitters, Inc.	335
	Specialty Stores — 0.12%
74,269	Staples, Inc.	1,180
	Steel — 0.25%
36,692	Nucor Corp.	1,959
27,120	Steel Dynamics, Inc.	530
		2,489

Shares or Principal Amount (000)	Security Description	Value (000)
	Systems Software — 0.67%
37,805	CA, Inc.	$1,272
141,573	Microsoft Corp.	5,299
		6,571
	Thrifts & Mortgage Finance — 0.21%
7,388	BankUnited, Inc.	243
40,827	First Niagara Financial Group, Inc.	434
50,518	New York Community Bancorp, Inc.	851
35,786	People's United Financial, Inc.	541
		2,069
	Tobacco — 1.84%
135,713	Altria Group, Inc.	5,210
43,272	Lorillard, Inc.	2,193
101,783	Philip Morris International, Inc.	8,868
36,385	Reynolds American, Inc.	1,819
		18,090
	Trading Companies & Distributors — 0.03%
5,414	GATX Corp.	282
	Water Utilities — 0.02%
4,576	American Water Works Co., Inc.	193
	Wireless Telecommunication Services — 1.08%
268,725	Vodafone Group PLC – Sponsored ADR	10,564
	Total Common Stocks	877,144
	Time Deposit — 1.61%
$15,852	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 1/2/14	15,852
	Total Time Deposit	15,852
	Mutual Fund — 8.58%
84,486,166	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (b)	84,486
	Total Mutual Fund	84,486
	Total Investments (cost $774,856) — 99.21%	977,482
	Other assets in excess of liabilities — 0.79%	7,757
	Net Assets — 100.00%	$985,239
(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on December 31, 2013.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (concluded) — December 31, 2013 (Unaudited)

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The Institutional Value Equity Portfolio	Alliance Bernstein L.P.	Cadence Capital Management, LLC	Institutional Capital, LLC	Mellon Capital Management Corporation	Total
Common Stocks	32.29%	42.83%	13.90%	—	89.02%
Time Deposit	1.10%	—	0.51%	—	1.61%
Mutual Fund	—	—	—	8.58%	8.58%
Other Assets (Liabilities)	0.63%	5.11%	-0.02%	-4.93%	0.79%
Total Net Assets	34.02%	47.94%	14.39%	3.65%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 90.68%
	Advertising — 0.14%
15,499	Omnicom Group, Inc.	$1,153
	Aerospace & Defense — 3.12%
3,558	Engility Holdings, Inc. (a)	119
18,259	General Dynamics Corp.	1,745
5,646	L-3 Communications Holdings, Inc.	603
27,000	Precision Castparts Corp.	7,271
8,383	Rockwell Collins, Inc.	620
13,634	Rolls-Royce Holdings PLC, ADR	1,446
30,637	The Boeing Co.	4,182
84,905	United Technologies Corp.	9,661
		25,647
	Air Freight & Logistics — 0.13%
9,434	C.H. Robinson Worldwide, Inc.	551
12,229	Expeditors International of Washington, Inc.	541
		1,092
	Apparel Retail — 1.66%
4,922	Abercrombie & Fitch Co., Class – A	162
6,645	Ascena Retail Group, Inc. (a)	141
4,041	Guess?, Inc.	126
149,091	Industria de Diseno Textil SA, ADR	4,923
130,464	The TJX Cos., Inc.	8,314
		13,666
	Apparel, Accessories & Luxury Goods — 1.47%
16,561	Coach, Inc.	930
2,967	Fossil Group, Inc. (a)	356
34,052	Michael Kors Holdings Ltd. (a)	2,765
16,616	Ralph Lauren Corp.	2,933
75,311	The Swatch Group AG, ADR	2,500
29,972	Under Armour, Inc., Class – A (a)	2,617
		12,101
	Application Software — 0.75%
69,634	Adobe Systems, Inc. (a)	4,170
3,359	SolarWinds, Inc. (a)	127
22,478	Workday, Inc., Class – A (a)	1,869
		6,166
	Asset Management & Custody Banks — 0.34%
7,365	BlackRock, Inc., Class – A	2,331
3,760	Federated Investors, Inc., Class – B	108
4,995	Waddell & Reed Financial, Inc., Class – A	325
		2,764
	Auto Parts & Equipment — 0.03%
8,334	Gentex Corp.	275
	Automobile Manufacturers — 0.24%
13,001	Tesla Motors, Inc. (a)	1,955
	Automotive Retail — 0.11%
7,039	O'Reilly Automotive, Inc. (a)	906
	Beverages — 0.36%
8,466	Brown-Forman Corp., Class – B	640
17,953	Diageo PLC, ADR	2,376
		3,016

Shares	Security Description	Value (000)
	Biotechnology — 3.24%
31,503	Alexion Pharmaceuticals, Inc. (a)	$4,192
44,577	Amgen, Inc.	5,089
20,483	Biogen Idec, Inc. (a)	5,730
14,588	Celgene Corp. (a)	2,465
57,787	Gilead Sciences, Inc. (a)	4,343
4,469	Regeneron Pharmaceuticals, Inc. (a)	1,230
49,265	Vertex Pharmaceuticals, Inc. (a)	3,660
		26,709
	Capital Markets — 1.93%
24,065	Franklin Resources, Inc.	1,389
24,530	Goldman Sachs Group, Inc.	4,348
100,666	Morgan Stanley	3,157
7,915	SEI Investments Co.	275
75,156	State Street Corp.	5,516
14,687	T. Rowe Price Group, Inc.	1,230
		15,915
	Commercial Services & Supplies — 0.19%
6,143	Cintas Corp.	366
5,843	Copart, Inc. (a)	214
3,840	Rollins, Inc.	116
4,822	Stericycle, Inc. (a)	561
6,989	Waste Connections, Inc.	305
		1,562
	Communications Equipment — 2.51%
313,392	Cisco Systems, Inc.	7,036
3,986	F5 Networks, Inc. (a)	362
179,204	Qualcomm, Inc.	13,306
		20,704
	Computer & Electronics Retail — 0.08%
15,712	Best Buy Co., Inc.	627
	Computer Hardware — 3.52%
51,712	Apple, Inc.	29,015
	Computer Storage & Peripherals — 0.07%
4,178	Lexmark International, Inc., Class – A	148
9,369	Teradata Corp. (a)	427
		575
	Construction & Engineering — 0.08%
6,530	AECOM Technology Corp. (a)	192
7,394	Jacobs Engineering Group, Inc. (a)	466
		658
	Consumer Electronics — 0.04%
6,333	Garmin Ltd.	293
	Consumer Finance — 0.55%
49,880	American Express Co.	4,526
	Data Processing & Outsourced Services — 1.28%
97,349	Automatic Data Processing, Inc.	7,867
7,052	Broadridge Financial Solutions, Inc.	279
2,680	FleetCor Technologies, Inc. (a)	314
4,452	Global Payments, Inc.	289
4,981	Jack Henry & Associates, Inc.	295
18,638	Paychex, Inc.	849

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Data Processing & Outsourced Services (continued)
35,780	Western Union Co.	$617
		10,510
	Department Stores — 0.10%
14,062	Kohl's Corp.	798
	Distributors — 0.09%
8,923	Genuine Parts Co.	742
	Diversified Consumer Services — 0.01%
1,591	ITT Educational Services, Inc. (a)	53
	Diversified Financial Services — 0.11%
4,153	IntercontinentalExchange Group, Inc.	934
	Drug Retail — 0.97%
72,082	CVS Caremark Corp.	5,159
48,993	Walgreen Co.	2,814
		7,973
	Education Services — 0.02%
6,315	Apollo Group, Inc., Class – A (a)	173
	Electrical Components & Equipment — 0.65%
13,937	AMETEK, Inc.	734
7,004	Eaton Corp. PLC	533
42,289	Emerson Electric Co.	2,968
3,362	Hubbell, Inc., Class – B	366
5,680	Roper Industries, Inc.	788
		5,389
	Electronic Equipment, Instruments & Components — 0.17%
9,342	Amphenol Corp., Class – A	833
3,071	Dolby Laboratories, Inc., Class – A (a)	118
8,961	FLIR Systems, Inc.	270
5,081	National Instruments Corp.	163
		1,384
	Energy Equipment & Services — 0.02%
1,245	CARBO Ceramics, Inc.	145
	Fertilizers & Agricultural Chemicals — 1.42%
100,496	Monsanto Co.	11,713
	Food & Staples Retailing — 1.50%
63,336	Costco Wholesale Corp.	7,538
83,641	Whole Foods Market, Inc.	4,837
		12,375
	Food Distributors — 0.15%
34,086	Sysco Corp.	1,231
	Food Products — 0.21%
9,828	Flowers Foods, Inc.	211
7,662	Hormel Foods Corp.	346
7,622	McCormick & Co., Inc.	525
6,391	The J.M. Smucker Co.	663
		1,745
	Food Retail — 0.07%
13,872	Sprouts Farmers Market, Inc. (a)	533
1,669	The Fresh Market, Inc. (a)	68
		601

Shares	Security Description	Value (000)
	Footwear — 0.02%
2,099	Deckers Outdoor Corp. (a)	$177
	Health Care Distributors — 0.26%
13,473	McKesson Corp.	2,175
	Health Care Equipment & Supplies — 2.22%
31,593	Baxter International, Inc.	2,197
11,716	Becton, Dickinson & Co.	1,295
4,886	C.R. Bard, Inc.	654
27,904	Covidien PLC	1,900
8,040	Dentsply International, Inc.	390
6,140	Edwards Lifesciences Corp. (a)	404
9,499	Hospira, Inc. (a)	392
22,224	IDEXX Laboratories, Inc. (a)	2,364
2,225	Intuitive Surgical, Inc. (a)	855
59,755	Medtronic, Inc.	3,429
8,129	ResMed, Inc.	383
18,018	St. Jude Medical, Inc.	1,116
17,799	Stryker Corp.	1,337
6,407	Varian Medical Systems, Inc. (a)	498
10,210	Zimmer Holdings, Inc.	951
		18,165
	Health Care Providers & Services — 1.29%
14,540	AmerisourceBergen Corp.	1,022
93,155	Express Scripts Holding Co. (a)	6,543
5,287	Henry Schein, Inc. (a)	604
9,488	Humana, Inc.	979
5,555	Laboratory Corp. of America Holdings (a)	508
5,636	MEDNAX, Inc. (a)	301
5,453	Patterson Cos., Inc.	225
8,751	Quest Diagnostics, Inc.	469
		10,651
	Health Care Technology — 0.62%
91,609	Cerner Corp. (a)	5,106
	Hotels, Restaurants & Leisure — 3.04%
4,676	Chipotle Mexican Grill, Inc. (a)	2,491
1,598	Panera Bread Co., Class – A (a)	282
130,129	Starbucks Corp.	10,201
57,710	Starwood Hotels & Resorts Worldwide, Inc.	4,585
98,661	YUM! Brands, Inc.	7,460
		25,019
	Household Products — 2.81%
7,974	Church & Dwight Co., Inc.	529
135,707	Colgate-Palmolive Co.	8,849
22,419	Kimberly-Clark Corp.	2,342
7,387	The Clorox Co.	685
131,946	The Procter & Gamble Co.	10,742
		23,147
	Human Resource & Employment Services — 0.05%
3,530	Towers Watson & Co., Class – A	450
	Hypermarkets & Super Centers — 0.92%
96,440	Wal-Mart Stores, Inc.	7,589

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Industrial Conglomerates — 0.68%
40,210	3M Co.	$5,639
	Industrial Gases — 0.78%
49,090	Praxair, Inc.	6,383
	Industrial Machinery — 0.41%
4,863	IDEX Corp.	359
24,353	Illinois Tool Works, Inc.	2,048
6,635	Pall Corp.	566
10,954	Xylem, Inc.	379
		3,352
	Insurance — 0.08%
6,678	Brown & Brown, Inc.	210
5,733	Torchmark Corp.	448
		658
	Integrated Oil & Gas — 2.65%
80,008	Chevron Corp.	9,994
116,574	Exxon Mobil Corp.	11,797
		21,791
	Internet & Catalog Retail — 2.27%
23,667	Amazon.com, Inc. (a)	9,438
7,343	Netflix.com, Inc. (a)	2,703
5,662	Priceline.com, Inc. (a)	6,582
		18,723
	Internet Retail — 0.19%
19,359	TripAdvisor, Inc. (a)	1,604
	Internet Software & Services — 7.59%
217,163	eBay, Inc. (a)	11,920
113,555	Facebook, Inc., Class – A (a)	6,207
29,532	Google, Inc., Class – A (a)	33,096
31,472	LinkedIn Corp., Class – A (a)	6,824
6,260	Rackspace Hosting, Inc. (a)	245
37,264	Splunk, Inc. (a)	2,559
23,352	Twitter, Inc. (a)	1,486
8,155	Youku, Inc., ADR (a)	247
		62,584
	IT Consulting & Other Services — 0.03%
4,075	Leidos Holdings, Inc.	189
2,350	Science Applications International Corp.	78
		267
	IT Services — 5.18%
36,598	Accenture PLC, Class – A	3,009
17,853	Cognizant Technology Solutions Corp. (a)	1,803
45,906	International Business Machines Corp.	8,611
4,675	Lender Processing Services, Inc.	175
12,266	MasterCard, Inc., Class – A	10,247
3,814	NeuStar, Inc., Class – A (a)	190
9,262	Total System Services, Inc.	308
82,715	Visa, Inc., Class – A	18,418
		42,761
	Leisure Equipment & Products — 0.07%
3,775	Polaris Industries, Inc.	550

Shares	Security Description	Value (000)
	Life Sciences Tools & Services — 0.46%
3,126	Covance, Inc. (a)	$275
1,800	Mettler-Toledo International, Inc. (a)	437
1,958	Techne Corp.	185
21,054	Thermo Electron Corp.	2,344
5,058	Waters Corp. (a)	506
		3,747
	Machinery — 0.41%
33,683	Danaher Corp.	2,600
8,232	Donaldson Co., Inc.	358
5,355	Wabtec Corp.	398
		3,356
	Managed Health Care — 0.77%
60,708	UnitedHealth Group, Inc.	4,572
19,065	WellPoint, Inc.	1,761
		6,333
	Marine — 0.04%
3,132	Kirby Corp. (a)	311
	Media — 1.86%
38,914	Discovery Communications, Inc. (a)	3,519
1,549	Morningstar, Inc.	121
4,867	Scripps Networks Interactive, Class – A	421
16,032	The McGraw-Hill Cos., Inc.	1,254
111,667	The Walt Disney Co.	8,530
41,552	Twenty-First Century Fox, Inc.	1,462
		15,307
	Metal & Glass Containers — 0.03%
3,780	AptarGroup, Inc.	256
	Multiline Retail — 0.14%
13,293	Dollar Tree, Inc. (a)	750
5,697	Family Dollar Stores, Inc.	370
		1,120
	Office Electronics — 0.02%
2,799	Zebra Technologies Corp. (a)	151
	Oil & Gas Equipment & Services — 2.17%
37,223	FMC Technologies, Inc. (a)	1,943
80,204	National Oilwell Varco, Inc.	6,379
6,198	Oceaneering International, Inc.	489
101,388	Schlumberger Ltd.	9,136
		17,947
	Oil & Gas Exploration & Production — 0.71%
27,648	Concho Resources, Inc. (a)	2,986
17,052	EOG Resources, Inc.	2,862
		5,848
	Oil & Gas Refining & Marketing — 0.02%
3,840	World Fuel Services Corp.	166
	Packaged Foods & Meats — 0.57%
13,919	Kellogg Co.	850
108,428	Mondelez International, Inc., Class – A	3,828
		4,678

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Personal Products — 0.74%
11,653	Mead Johnson Nutrition Co.	$976
3,243	Nu Skin Enterprises, Inc., Class – A	448
61,860	The Estee Lauder Cos., Inc., Class – A	4,660
		6,084
	Pharmaceuticals — 8.03%
170,693	Abbott Laboratories	6,543
89,699	AbbVie, Inc.	4,737
57,155	Allergan, Inc.	6,349
94,505	Bristol-Myers Squibb Co.	5,023
58,408	Eli Lilly & Co.	2,979
15,231	Forest Laboratories, Inc. (a)	914
124,147	Johnson & Johnson	11,370
3,296	Mallinckrodt PLC (a)	172
196,071	Merck & Co., Inc.	9,812
36,795	Novo Nordisk A/S, ADR	6,798
46,831	Perrigo Co. PLC	7,187
79,168	Sanofi-Aventis, ADR	4,246
		66,130
	Professional Services — 0.13%
6,944	Equifax, Inc.	480
8,372	Versik Analytics, Inc., Class – A (a)	550
		1,030
	Publishing — 0.02%
2,597	John Wiley & Sons, Inc., Class – A	143
	Railroads — 0.50%
18,999	Canadian Pacific Railway Ltd.	2,875
9,753	Kansas City Southern Industries	1,208
		4,083
	Regional Banks — 0.03%
3,013	Cullen/Frost Bankers, Inc.	224
	Restaurants — 1.04%
7,152	Darden Restaurants, Inc.	389
56,465	Dunkin' Brands Group, Inc.	2,722
56,431	McDonald's Corp.	5,475
		8,586
	Road & Rail — 0.38%
2,522	Landstar System, Inc.	145
17,836	Union Pacific Corp.	2,996
		3,141
	Semiconductors — 1.06%
18,779	Altera Corp.	611
294,568	Intel Corp.	7,646
11,254	Microchip Technology, Inc.	504
		8,761

Shares	Security Description	Value (000)
	Semiconductors & Semiconductor Equipment — 0.28%
42,338	ARM Holdings PLC, ADR	$2,318
	Soft Drinks — 2.07%
7,761	Monster Beverage Corp. (a)	526
89,586	PepsiCo, Inc.	7,430
219,302	The Coca-Cola Co.	9,060
		17,016
	Software — 3.56%
5,312	ANSYS, Inc. (a)	463
10,331	Citrix Systems, Inc. (a)	653
2,670	FactSet Research Systems, Inc.	290
16,938	Intuit, Inc.	1,293
4,817	MICROS Systems, Inc. (a)	276
221,160	Oracle Corp.	8,462
58,243	Red Hat, Inc. (a)	3,264
127,480	Salesforce.com, Inc. (a)	7,036
46,610	SAP AG, ADR	4,062
39,759	VMware, Inc., Class – A (a)	3,567
		29,366
	Specialized Finance — 0.03%
4,956	CBOE Holdings, Inc.	258
	Specialized Real Estate Investment Trusts — 0.28%
28,869	American Tower Corp.	2,304
	Specialty Chemicals — 0.98%
58,673	Ecolab, Inc.	6,118
4,570	International Flavors & Fragrances, Inc.	393
6,954	Sigma-Aldrich Corp.	654
4,906	The Sherwin-Williams Co.	900
		8,065
	Specialty Retail — 2.63%
4,676	Aaron's, Inc.	137
4,105	Advance Auto Parts, Inc.	454
2,085	AutoZone, Inc. (a)	997
13,416	Bed Bath & Beyond, Inc. (a)	1,077
5,435	Dick's Sporting Goods, Inc.	316
114,640	Lowe's Cos., Inc.	5,680
6,053	PetSmart, Inc.	440
12,768	Ross Stores, Inc.	957
4,865	Signet Jewelers Ltd.	383
87,561	The Home Depot, Inc.	7,210
36,846	Tiffany & Co.	3,419
3,593	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	347
5,923	Urban Outfitters, Inc. (a)	220
		21,637
	Specialty Stores — 0.08%
40,416	Staples, Inc.	642
	Systems Software — 0.12%
11,746	FireEye, Inc. (a)	512
7,090	Tableau Software, Inc., Class – A (a)	489
		1,001

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (concluded) — December 31, 2013 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Textiles, Apparel & Luxury Goods — 1.16%
105,503	NIKE, Inc., Class – B	$8,297
19,928	V.F. Corp.	1,242
		9,539
	Tobacco — 1.13%
22,484	Lorillard, Inc.	1,139
93,438	Philip Morris International, Inc.	8,142
		9,281
	Trading Companies & Distributors — 0.74%
105,755	Fastenal Co.	5,025
2,546	MSC Industrial Direct Co., Inc., Class – A	206
3,224	W.W. Grainger, Inc.	823
		6,054
	Total Common Stocks	746,765
	Time Deposit — 0.95%
$7,821	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 1/2/14	7,821
	Total Time Deposit	7,821

Shares	Security Description	Value (000)
	Mutual Funds — 8.59%
70,090,781	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (b)	$70,090
648,678	SSgA Treasury Money Market Fund, 0.00% (b)	649
	Total Mutual Funds	70,739
	Total Investments (cost $526,243) — 100.22%	825,325
	Liabilities in excess of other assets — (0.22)%	(1,809)
	Net Assets — 100.00%	$823,516
(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on December 31, 2013.

ADR — American Depositary Receipt

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The Growth Equity Portfolio	Jennison Associates LLC	Mellon Capital Management Corporation	Sustainable Growth Advisers	Total
Common Stocks	29.95%	44.48%	16.25%	90.68%
Time Deposit	0.46%	—	0.49%	0.95%
Mutual Fund	—	8.59%	—	8.59%
Other Assets (Liabilities)	-0.28%	0.05%	0.01%	-0.22%
Total Net Assets	30.13%	53.12%	16.75%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 79.39%
	Advertising — 0.14%
25,894	Omnicom Group, Inc.	$1,926
	Aerospace & Defense — 3.13%
6,101	Engility Holdings, Inc. (a)	204
30,555	General Dynamics Corp.	2,920
9,603	L-3 Communications Holdings, Inc.	1,026
43,265	Precision Castparts Corp.	11,651
14,042	Rockwell Collins, Inc.	1,038
21,418	Rolls-Royce Holdings PLC, ADR	2,271
55,439	The Boeing Co.	7,567
139,546	United Technologies Corp.	15,880
		42,557
	Air Freight & Logistics — 0.14%
16,065	C.H. Robinson Worldwide, Inc.	938
20,915	Expeditors International of Washington, Inc.	925
		1,863
	Apparel Retail — 1.61%
8,431	Abercrombie & Fitch Co., Class – A	277
12,526	Ascena Retail Group, Inc. (a)	265
6,722	Guess?, Inc.	209
233,433	Industria de Diseno Textil SA, ADR	7,708
209,358	The TJX Cos., Inc.	13,343
		21,802
	Apparel, Accessories & Luxury Goods — 1.44%
27,606	Coach, Inc.	1,550
5,263	Fossil Group, Inc. (a)	631
54,768	Michael Kors Holdings Ltd. (a)	4,447
26,521	Ralph Lauren Corp.	4,683
119,079	The Swatch Group AG, ADR	3,953
47,597	Under Armour, Inc., Class – A (a)	4,155
		19,419
	Application Software — 0.74%
112,192	Adobe Systems, Inc. (a)	6,717
6,314	SolarWinds, Inc. (a)	239
38,090	Workday, Inc., Class – A (a)	3,168
		10,124
	Asset Management & Custody Banks — 0.34%
12,317	BlackRock, Inc., Class – A	3,898
8,268	Federated Investors, Inc., Class – B	238
8,135	Waddell & Reed Financial, Inc., Class – A	530
		4,666
	Auto Parts & Equipment — 0.03%
13,421	Gentex Corp.	443
	Automobile Manufacturers — 0.23%
20,498	Tesla Motors, Inc. (a)	3,082
	Automotive Retail — 0.11%
11,571	O'Reilly Automotive, Inc. (a)	1,489

Shares	Security Description	Value (000)
	Beverages — 0.35%
14,170	Brown-Forman Corp., Class – B	$1,071
28,386	Diageo PLC, ADR	3,758
		4,829
	Biotechnology — 3.01%
49,112	Alexion Pharmaceuticals, Inc. (a)	6,535
74,923	Amgen, Inc.	8,553
32,270	Biogen Idec, Inc. (a)	9,027
23,080	Celgene Corp. (a)	3,900
91,143	Gilead Sciences, Inc. (a)	6,849
2,509	Regeneron Pharmaceuticals, Inc. (a)	691
73,339	Vertex Pharmaceuticals, Inc. (a)	5,449
		41,004
	Capital Markets — 1.44%
40,171	Franklin Resources, Inc.	2,319
38,517	Goldman Sachs Group, Inc.	6,827
158,053	Morgan Stanley	4,957
13,402	SEI Investments Co.	465
39,823	State Street Corp.	2,923
24,592	T. Rowe Price Group, Inc.	2,060
		19,551
	Commercial Services & Supplies — 0.20%
10,829	Cintas Corp.	645
9,406	Copart, Inc. (a)	345
6,404	Rollins, Inc.	194
8,289	Stericycle, Inc. (a)	963
11,905	Waste Connections, Inc.	519
		2,666
	Communications Equipment — 2.06%
527,799	Cisco Systems, Inc.	11,849
6,779	F5 Networks, Inc. (a)	616
210,196	Qualcomm, Inc.	15,607
		28,072
	Computer & Electronics Retail — 0.08%
26,798	Best Buy Co., Inc.	1,069
	Computer Hardware — 3.14%
76,061	Apple, Inc.	42,679
	Computer Storage & Peripherals — 0.07%
7,786	Lexmark International, Inc., Class – A	277
15,663	Teradata Corp. (a)	712
		989
	Construction & Engineering — 0.08%
11,437	AECOM Technology Corp. (a)	337
12,655	Jacobs Engineering Group, Inc. (a)	797
		1,134
	Consumer Electronics — 0.03%
10,270	Garmin Ltd.	475

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Consumer Finance — 0.20%
30,140	American Express Co.	$2,735
	Data Processing & Outsourced Services — 0.83%
85,280	Automatic Data Processing, Inc.	6,891
12,164	Broadridge Financial Solutions, Inc.	481
4,466	FleetCor Technologies, Inc. (a)	523
7,550	Global Payments, Inc.	491
8,548	Jack Henry & Associates, Inc.	506
30,951	Paychex, Inc.	1,409
60,113	Western Union Co.	1,037
		11,338
	Department Stores — 0.10%
23,370	Kohl's Corp.	1,326
	Distributors — 0.09%
14,905	Genuine Parts Co.	1,240
	Diversified Consumer Services — 0.01%
2,525	ITT Educational Services, Inc. (a)	85
	Diversified Financial Services — 0.11%
6,906	IntercontinentalExchange Group, Inc.	1,553
	Drug Retail — 0.99%
121,418	CVS Caremark Corp.	8,690
82,244	Walgreen Co.	4,724
		13,414
	Education Services — 0.02%
10,517	Apollo Group, Inc., Class – A (a)	287
	Electrical Components & Equipment — 0.67%
23,451	AMETEK, Inc.	1,235
12,087	Eaton Corp. PLC	920
70,990	Emerson Electric Co.	4,981
5,562	Hubbell, Inc., Class – B	606
9,342	Roper Industries, Inc.	1,296
		9,038
	Electronic Equipment, Instruments & Components — 0.17%
15,727	Amphenol Corp., Class – A	1,402
5,189	Dolby Laboratories, Inc., Class – A (a)	200
14,515	FLIR Systems, Inc.	437
9,448	National Instruments Corp.	303
		2,342
	Energy Equipment & Services — 0.02%
1,897	CARBO Ceramics, Inc.	221
	Fertilizers & Agricultural Chemicals — 0.94%
109,616	Monsanto Co.	12,776
	Food & Staples Retailing — 1.46%
103,035	Costco Wholesale Corp.	12,263
131,411	Whole Foods Market, Inc.	7,599
		19,862

Shares	Security Description	Value (000)
	Food Distributors — 0.15%
56,810	Sysco Corp.	$2,051
	Food Products — 0.22%
16,974	Flowers Foods, Inc.	364
13,383	Hormel Foods Corp.	605
13,018	McCormick & Co., Inc.	897
10,704	The J.M. Smucker Co.	1,109
		2,975
	Food Retail — 0.07%
21,693	Sprouts Farmers Market, Inc. (a)	833
2,856	The Fresh Market, Inc. (a)	116
		949
	Footwear — 0.02%
3,740	Deckers Outdoor Corp. (a)	316
	Health Care Distributors — 0.27%
22,538	McKesson Corp.	3,638
	Health Care Equipment & Supplies — 2.07%
52,933	Baxter International, Inc.	3,682
19,529	Becton, Dickinson & Co.	2,158
8,249	C.R. Bard, Inc.	1,105
46,628	Covidien PLC	3,175
14,076	Dentsply International, Inc.	682
10,486	Edwards Lifesciences Corp. (a)	690
16,311	Hospira, Inc. (a)	673
16,126	IDEXX Laboratories, Inc. (a)	1,715
3,812	Intuitive Surgical, Inc. (a)	1,464
100,521	Medtronic, Inc.	5,770
13,901	ResMed, Inc.	654
30,079	St. Jude Medical, Inc.	1,863
29,682	Stryker Corp.	2,230
10,937	Varian Medical Systems, Inc. (a)	850
16,830	Zimmer Holdings, Inc.	1,568
		28,279
	Health Care Providers & Services — 1.28%
24,177	AmerisourceBergen Corp.	1,700
149,999	Express Scripts Holding Co. (a)	10,535
8,961	Henry Schein, Inc. (a)	1,024
15,653	Humana, Inc.	1,616
9,435	Laboratory Corp. of America Holdings (a)	862
9,785	MEDNAX, Inc. (a)	522
9,196	Patterson Cos., Inc.	379
14,877	Quest Diagnostics, Inc.	797
		17,435
	Health Care Technology — 0.29%
69,603	Cerner Corp. (a)	3,880
	Hotels, Restaurants & Leisure — 1.88%
7,391	Chipotle Mexican Grill, Inc. (a)	3,938
2,812	Panera Bread Co., Class – A (a)	497

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hotels, Restaurants & Leisure (continued)
157,334	Starbucks Corp.	$12,332
31,400	Starwood Hotels & Resorts Worldwide, Inc.	2,495
84,190	YUM! Brands, Inc.	6,366
		25,628
	Household Products — 2.43%
13,514	Church & Dwight Co., Inc.	896
137,275	Colgate-Palmolive Co.	8,952
37,600	Kimberly-Clark Corp.	3,928
12,626	The Clorox Co.	1,171
222,314	The Procter & Gamble Co.	18,098
		33,045
	Human Resource & Employment Services — 0.06%
5,936	Towers Watson & Co., Class – A	757
	Hypermarkets & Super Centers — 0.94%
162,220	Wal-Mart Stores, Inc.	12,765
	Industrial Conglomerates — 0.70%
67,742	3M Co.	9,501
	Industrial Gases — 0.44%
46,340	Praxair, Inc.	6,026
	Industrial Machinery — 0.42%
8,194	IDEX Corp.	605
41,004	Illinois Tool Works, Inc.	3,448
11,218	Pall Corp.	957
18,633	Xylem, Inc.	645
		5,655
	Insurance — 0.08%
11,249	Brown & Brown, Inc.	353
9,731	Torchmark Corp.	761
		1,114
	Integrated Oil & Gas — 2.70%
134,780	Chevron Corp.	16,835
196,424	Exxon Mobil Corp.	19,878
		36,713
	Internet & Catalog Retail — 2.16%
37,013	Amazon.com, Inc. (a)	14,761
11,381	Netflix.com, Inc. (a)	4,190
9,035	Priceline.com, Inc. (a)	10,502
		29,453
	Internet Retail — 0.19%
30,663	TripAdvisor, Inc. (a)	2,540
	Internet Software & Services — 6.28%
233,538	eBay, Inc. (a)	12,819
180,799	Facebook, Inc., Class – A (a)	9,882
42,458	Google, Inc., Class – A (a)	47,583

Shares	Security Description	Value (000)
	Internet Software & Services (continued)
37,720	LinkedIn Corp., Class – A (a)	$8,179
10,704	Rackspace Hosting, Inc. (a)	419
58,567	Splunk, Inc. (a)	4,022
36,944	Twitter, Inc. (a)	2,351
14,636	Youku, Inc., ADR (a)	443
		85,698
	IT Consulting & Other Services — 0.03%
6,986	Leidos Holdings, Inc.	324
4,038	Science Applications International Corp.	134
		458
	IT Services — 4.69%
61,551	Accenture PLC, Class – A	5,061
29,692	Cognizant Technology Solutions Corp. (a)	2,998
77,365	International Business Machines Corp.	14,511
8,651	Lender Processing Services, Inc.	323
19,404	MasterCard, Inc., Class – A	16,211
6,431	NeuStar, Inc., Class – A (a)	321
15,851	Total System Services, Inc.	528
107,501	Visa, Inc., Class – A	23,939
		63,892
	Leisure Equipment & Products — 0.07%
6,396	Polaris Industries, Inc.	932
	Life Sciences Tools & Services — 0.47%
5,360	Covance, Inc. (a)	472
2,967	Mettler-Toledo International, Inc. (a)	720
3,640	Techne Corp.	345
35,433	Thermo Electron Corp.	3,944
8,695	Waters Corp. (a)	870
		6,351
	Machinery — 0.42%
56,421	Danaher Corp.	4,356
14,415	Donaldson Co., Inc.	626
9,420	Wabtec Corp.	700
		5,682
	Managed Health Care — 0.78%
102,267	UnitedHealth Group, Inc.	7,701
32,018	WellPoint, Inc.	2,958
		10,659
	Marine — 0.04%
5,515	Kirby Corp. (a)	547
	Media — 1.47%
61,918	Discovery Communications, Inc. (a)	5,599
2,327	Morningstar, Inc.	182
8,359	Scripps Networks Interactive, Class – A	722
26,725	The McGraw-Hill Cos., Inc.	2,090
118,459	The Walt Disney Co.	9,050

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Media (continued)
65,405	Twenty-First Century Fox, Inc.	$2,301
		19,944
	Metal & Glass Containers — 0.03%
6,211	AptarGroup, Inc.	421
	Multiline Retail — 0.14%
22,232	Dollar Tree, Inc. (a)	1,255
9,317	Family Dollar Stores, Inc.	605
		1,860
	Office Electronics — 0.02%
5,262	Zebra Technologies Corp. (a)	285
	Oil & Gas Equipment & Services — 1.32%
59,863	FMC Technologies, Inc. (a)	3,125
72,194	National Oilwell Varco, Inc.	5,742
10,603	Oceaneering International, Inc.	836
92,765	Schlumberger Ltd.	8,359
		18,062
	Oil & Gas Exploration & Production — 0.68%
43,538	Concho Resources, Inc. (a)	4,702
27,165	EOG Resources, Inc.	4,559
		9,261
	Oil & Gas Refining & Marketing — 0.02%
7,259	World Fuel Services Corp.	313
	Packaged Foods & Meats — 0.55%
23,222	Kellogg Co.	1,418
171,439	Mondelez International, Inc., Class – A	6,052
		7,470
	Personal Products — 0.72%
19,592	Mead Johnson Nutrition Co.	1,641
5,350	Nu Skin Enterprises, Inc., Class – A	739
98,440	The Estee Lauder Cos., Inc., Class – A	7,415
		9,795
	Pharmaceuticals — 7.03%
280,807	Abbott Laboratories	10,763
151,131	AbbVie, Inc.	7,981
92,536	Allergan, Inc.	10,279
149,055	Bristol-Myers Squibb Co.	7,922
98,238	Eli Lilly & Co.	5,010
25,562	Forest Laboratories, Inc. (a)	1,534
209,144	Johnson & Johnson	19,156
5,526	Mallinckrodt PLC (a)	289
327,284	Merck & Co., Inc.	16,382
41,605	Novo Nordisk A/S, ADR	7,687
42,597	Perrigo Co. PLC	6,537
44,388	Sanofi-Aventis, ADR	2,381
		95,921

Shares	Security Description	Value (000)
	Professional Services — 0.13%
11,757	Equifax, Inc.	$812
14,420	Versik Analytics, Inc., Class – A (a)	948
		1,760
	Publishing — 0.02%
4,842	John Wiley & Sons, Inc., Class – A	267
	Railroads — 0.48%
30,220	Canadian Pacific Railway Ltd.	4,573
15,429	Kansas City Southern Industries	1,911
		6,484
	Regional Banks — 0.03%
5,261	Cullen/Frost Bankers, Inc.	392
	Restaurants — 1.04%
12,195	Darden Restaurants, Inc.	663
88,553	Dunkin' Brands Group, Inc.	4,268
94,974	McDonald's Corp.	9,216
		14,147
	Road & Rail — 0.37%
4,742	Landstar System, Inc.	272
28,220	Union Pacific Corp.	4,741
		5,013
	Semiconductors — 1.08%
31,555	Altera Corp.	1,026
496,231	Intel Corp.	12,882
19,123	Microchip Technology, Inc.	856
		14,764
	Semiconductors & Semiconductor Equipment — 0.27%
66,620	ARM Holdings PLC, ADR	3,647
	Soft Drinks — 2.11%
13,931	Monster Beverage Corp. (a)	944
150,875	PepsiCo, Inc.	12,514
369,365	The Coca-Cola Co.	15,258
		28,716
	Software — 2.99%
9,013	ANSYS, Inc. (a)	786
17,614	Citrix Systems, Inc. (a)	1,114
4,499	FactSet Research Systems, Inc.	489
28,426	Intuit, Inc.	2,169
8,122	MICROS Systems, Inc. (a)	466
372,465	Oracle Corp.	14,250
91,521	Red Hat, Inc. (a)	5,129
147,537	Salesforce.com, Inc. (a)	8,143
27,780	SAP AG, ADR	2,421
63,669	VMware, Inc., Class – A (a)	5,712
		40,679
	Specialized Finance — 0.03%
8,524	CBOE Holdings, Inc.	443

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Specialized Real Estate Investment Trusts — 0.26%
44,829	American Tower Corp.	$3,578
	Specialty Chemicals — 0.62%
49,339	Ecolab, Inc.	5,144
7,908	International Flavors & Fragrances, Inc.	680
11,608	Sigma-Aldrich Corp.	1,091
8,336	The Sherwin-Williams Co.	1,530
		8,445
	Specialty Retail — 1.98%
7,675	Aaron's, Inc.	226
6,724	Advance Auto Parts, Inc.	744
3,559	AutoZone, Inc. (a)	1,701
22,189	Bed Bath & Beyond, Inc. (a)	1,782
9,261	Dick's Sporting Goods, Inc.	538
62,780	Lowe's Cos., Inc.	3,111
10,386	PetSmart, Inc.	756
21,317	Ross Stores, Inc.	1,597
8,356	Signet Jewelers Ltd.	658
147,390	The Home Depot, Inc.	12,136
29,066	Tiffany & Co.	2,697
6,128	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	591
10,139	Urban Outfitters, Inc. (a)	376
		26,913
	Specialty Stores — 0.08%
67,919	Staples, Inc.	1,079
	Systems Software — 0.12%
18,406	FireEye, Inc. (a)	803
11,112	Tableau Software, Inc., Class – A (a)	766
		1,569
	Textiles, Apparel & Luxury Goods — 1.13%
169,854	NIKE, Inc., Class – B	13,358
33,419	V.F. Corp.	2,083
		15,441
	Tobacco — 1.15%
37,530	Lorillard, Inc.	1,902
157,364	Philip Morris International, Inc.	13,711
		15,613
	Trading Companies & Distributors — 0.39%
76,753	Fastenal Co.	3,646
4,193	MSC Industrial Direct Co., Inc., Class – A	339
5,347	W.W. Grainger, Inc.	1,366
		5,351
	Total Common Stocks	1,080,628

Principal Amount (000)	Security Description	Value (000)
	Corporate Bonds — 0.44%
	Consumer Finance — 0.05%
$700	SLM Corp., Series A, MTN, 0.54%, 1/27/14	$699
	Diversified Financial Services — 0.12%
50	Bank of America Corp., MTN, 7.38%, 5/15/14	51
200	Ford Motor Credit Co. LLC, 3.88%, 1/15/15	206
200	Goldman Sachs Group, Inc., 0.74%, 1/12/15	200
500	Goldman Sachs Group, Inc., 3.70%, 8/1/15	521
200	Goldman Sachs Group, Inc., 0.70%, 3/22/16	199
400	JPMorgan Chase Bank NA, 6.00%, 10/1/17	458
		1,635
	Diversified Telecommunication Services — 0.04%
100	Verizon Communications, Inc., Series FRN, 1.77%, 9/15/16	103
100	Verizon Communications, Inc., 2.50%, 9/15/16	103
100	Verizon Communications, Inc., 3.65%, 9/14/18	106
200	Verizon Communications, Inc., 5.15%, 9/15/20	214
		526
	Oil, Gas & Consumable Fuels — 0.02%
100	El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	115
100	Southwestern Energy Co., 4.10%, 3/15/22, Callable 12/15/21 @ 100.00	99
		214
	Thrifts & Mortgage Finance — 0.21%
1,500	Ford Motor Credit Co. LLC, 2.38%, 1/16/18	1,516
1,400	SSIF Nevada LP, 0.94%, 4/14/14 (b)	1,402
		2,918
	Total Corporate Bonds	5,992
	Asset Backed Securities — 0.10%
418	Asset Backed Funding Certificates, Series 2004-0PT5, Class A1, 0.86%, 6/25/34	395
61	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE2, Class A2, 0.24%, 5/25/37	38
19	Bear Stearns Asset Backed Securities Trust, Series 2007-HE5, Class 1A1, 0.25%, 6/25/47	19
65	BlueMountain CLO Ltd., Series 2005-1A, Class A1F, 0.48%, 11/15/17 (b)	65
90	Kingsland Ltd., Series 2005-1A, Class A1A, 0.49%, 6/13/19 (b)	90
224	Morgan Stanley Capital, Inc., Series 2007-HE6, Class A1, 0.22%, 5/25/37	130

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Asset Backed Securities (continued)
$109	SLM Student Loan Trust, Series 2005-4, Class A2, 0.32%, 4/26/21	$109
31	Small Business Administration Participation Certificates, Series 2008-20E, Class 1, 5.49%, 5/1/28	34
429	Small Business Administration Participation Certificates, Series 2006-20L, Class 1, 5.12%, 12/1/26	456
	Total Asset Backed Securities	1,336
	Collateralized Mortgage Obligations — 1.56%
14	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.85%, 9/25/45	12
376	American Home Mortgage Investment Trust, Series 2004-3, Class 5A, 2.17%, 10/25/34	370
120	Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.41%, 9/10/16	130
15	Banc of America Mortgage Securities, Inc., Series 2006-A, Class 2A1, 2.93%, 2/25/36 (c)(d)	13
27	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1, 2.36%, 2/25/33	27
392	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2, 2.79%, 3/25/35	390
529	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A1, 2.83%, 9/25/34	494
33	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A2, 2.84%, 2/25/33	30
560	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-5, Class 2A1, 2.58%, 8/25/33	565
0	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1, 2.60%, 3/25/35	0
28	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 22A1, 3.08%, 11/25/34	28
773	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 2.61%, 8/25/35	762
267	Citigroup Mortgage Loan Trust, Inc., Series 2005-11A, Class A1A, 2.54%, 5/25/35	258
72	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, 2.29%, 9/25/35	70
126	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3, 1.94%, 9/25/35	125
102	Countrywide Alternative Loan Trust, Series 2003-J2, Class A1, 6.00%, 10/25/33	107
22	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A, 0.38%, 7/20/46 (c)(d)	13
337	Countrywide Alternative Loan Trust, Series 2006-0A6, Class 1A2, 0.37%, 7/25/46	278

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
$838	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.37%, 5/25/35	$701
24	Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1, 2.82%, 2/25/37 (c)(d)	20
30	Countrywide Alternative Loan Trust, Series 2006-OA11B, Class A1B, 0.35%, 9/25/46	22
30	Countrywide Alternative Loan Trust, Series 2005-81, Class A1, 0.44%, 2/25/37	23
723	Countrywide Home Loans, Series 2005-9, Class 1A3, 0.39%, 5/25/35	627
66	Countrywide Home Loans, Series 2005-3, Class 2A1, 0.45%, 4/25/35	54
477	Countrywide Home Loans, Series 2005-HYB9, Class 3A2A, 2.42%, 2/20/36	419
222	Fannie Mae, Series 2006-82, Class F, 0.73%, 9/25/36	222
125	Fannie Mae Whole Loan, Series 2004-W12, Class 1A1, 6.00%, 7/25/44	139
145	First Horizon Mortgage Pass-Through Trust, Series 2004-AR1, Class 2A1, 2.56%, 2/25/34	141
730	Freddie Mac, Series 3616, Class FG, 0.82%, 3/15/32	737
7	Freddie Mac, Series 3346, Class FA, 0.40%, 2/15/19	7
8	Freddie Mac, Series 2395, Class FT, 0.62%, 12/15/31	8
256	Freddie Mac, Series 3174, Class FM, 0.41%, 5/15/36	255
2,604	Government National Mortgage Association, Series 2005-16, Class FA, 0.42%, 2/20/35	2,598
55	Government National Mortgage Association, Series 2000-14, Class F, 0.82%, 2/16/30	56
2,613	Government National Mortgage Association, Series 2005-3, Class F, 0.42%, 1/16/35	2,600
606	Government National Mortgage Association, Series 2008-6, Class FA, 0.66%, 2/20/38	609
1,421	Greenpoint Mortgage Funding Trust, Series 2005-AR1, Class A2, 0.38%, 6/25/45	1,276
282	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 2.65%, 9/25/35	280
771	HarborView Mortgage Loan Trust, Series 2005-2, Class 2A1A, 0.39%, 5/19/35	673
120	Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.81%, 12/12/49	134
638	Nomura Asset Acceptance Corp., Series 2005-AR5, Class 2A1, 2.51%, 10/25/35	560
2,027	Residential Accredit Loans, Inc., Series 2005-Q01, Class A1, 0.46%, 8/25/35	1,604

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
$1,233	Structured Asset Securities Corp., Series 2003-40A, Class 3A2, 2.39%, 1/25/34	$1,195
462	WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A, 0.47%, 1/25/45	434
135	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A2, 2.67%, 3/25/35	137
1,183	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1, 2.63%, 3/25/36	1,181
426	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 4A2, 2.62%, 10/25/35	416
147	Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 2.62%, 12/25/33	149
245	Wells Fargo Mortgage Backed Securities Trust, Series 2004-CC, Class A1, 2.62%, 1/25/35	242
	Total Collateralized Mortgage Obligations	21,191
	Certificate of Deposit — 0.27%
3,700	Banco do Brasil New York, 0.59%, 3/27/14	3,695
	Total Certificate of Deposit	3,695
	Global Bonds — 0.65%
	Brazil — 0.23%
10,700	Letra do Tesouro Nacional, 21.52%, 1/1/17 (e)(f)	3,194
	Mexico — 0.26%
22,300	Mexican Bonos Desarr Fixed Rate, Series M 20, 10.00%, 12/5/24 (f)	2,182
4,391	Mexican Cetes, Series BI, 1/16/14 (f)	33
87,210	Mexican Cetes, Series BI, 6/12/14 (f)	658
7,100	Mexican Cetes, Series BI, 3/27/14 (f)	54
9,900	Mexican Cetes, Series BI, 6/26/14 (f)	75
1,400	Mexican Cetes, 4/3/14 (f)	11
16,890	Mexican Cetes, Series BI, 2/13/14 (f)	129
44,110	Mexican Cetes, Series BI, 3/20/14 (f)	336
		3,478
	Slovenia — 0.04%
400	Republic of Slovenia, 4.70%, 11/1/16 (b)(f)(g)	566
	United States — 0.12%
100	Goldman Sachs Group, Inc., 0.57%, 5/18/15	137
1,000	JPMorgan Chase Bank NA, 0.99%, 5/31/17, Callable 10/28/13 @ –	1,360
100	JPMorgan Chase Bank NA, 4.37%, 11/30/21, Callable 11/14/16 @ 100 (f)	143
		1,640
	Total Global Bonds	8,878

Principal Amount (000)	Security Description	Value (000)
	Municipal Bonds — 0.07%
	California — 0.05%
$700	Irvine Ranch California Water District Joint Powers Agency Revenue, 2.61%, 3/15/14	$703
	Washington — 0.02%
200	Port of Seattle Washington Revenue, Series B1, 7.00%, 5/1/36	223
	Total Municipal Bonds	926
	U.S. Government Agency Securities — 1.53%
4,200	Federal Home Loan Bank, 0.07%, 1/17/14 (e)	4,200
900	Federal Home Loan Bank, 0.07%, 1/24/14 (e)	900
2,500	Federal Home Loan Bank, 0.07%, 1/3/14 (e)(h)	2,500
9,500	Federal Home Loan Bank, 0.07%, 1/15/14 (e)	9,500
3,700	Freddie Mac, 0.03%, 2/5/14 (e)	3,700
	Total U.S. Government Agency Securities	20,800
	U.S. Government Agency Mortgages — 0.57%
109	Fannie Mae, Pool #AA0838, 4.50%, 1/1/39	115
6	Fannie Mae, Pool #889414, 6.00%, 11/1/37	6
33	Fannie Mae, Pool #AB0035, 4.50%, 4/1/39	35
7	Fannie Mae, Pool #AA5367, 4.50%, 4/1/39	7
69	Fannie Mae, Pool #AA4433, 4.50%, 3/1/39	73
1,659	Fannie Mae, Pool #AA3495, 4.50%, 2/1/39	1,758
8	Fannie Mae, Pool #AH3151, 4.50%, 3/1/41	9
262	Fannie Mae, Pool #836019, 2.21%, 10/1/35	278
51	Fannie Mae, Pool #AK5605, 4.50%, 4/1/42	54
8	Fannie Mae, Pool #829144, 4.50%, 10/1/35	8
10	Fannie Mae, Pool #796295, 4.50%, 12/1/34	10
1,000	Fannie Mae, 30 YR TBA, 4.50%, 2/25/43	1,053
4,000	Fannie Mae, 30 YR TBA, 5.00%, 1/25/43	4,344
	Total U.S. Government Agency Mortgages	7,750
	U.S. Treasury Obligations — 5.30%
500	U.S. Treasury Bill, 0.02%, 1/2/14 (e)	500
900	U.S. Treasury Bill, 0.04%, 1/9/14 (e)	900
8,500	U.S. Treasury Bill, 0.01%, 1/16/14 (e)	8,500
9,900	U.S. Treasury Bill, 0.03%, 1/23/14 (e)	9,900
13,100	U.S. Treasury Bill, 0.03%, 1/30/14 (e)	13,100
2,500	U.S. Treasury Bill, 0.05%, 2/6/14 (e)	2,500
248	U.S. Treasury Inflation Index Bond, 2.38%, 1/15/25	285
659	U.S. Treasury Inflation Index Bond, 2.00%, 1/15/26 (i)	729
116	U.S. Treasury Inflation Index Bond, 2.38%, 1/15/27	133
1,115	U.S. Treasury Inflation Index Bond, 1.75%, 1/15/28 (i)	1,194
381	U.S. Treasury Inflation Index Bond, 2.50%, 1/15/29 (i)	447
142	U.S. Treasury Inflation Index Bond, 3.88%, 4/15/29 (i)	195

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	U.S. Treasury Obligations — 5.30%
$2,854	U.S. Treasury Inflation Index Bond, 0.63%, 2/15/43 (i)	$2,195
31,558	U.S. Treasury Note, 0.25%, 1/31/14	31,562
100	U.S. Treasury Note, 1.38%, 9/30/18	99
	Total U.S. Treasury Obligations	72,239
	Yankee Dollars — 0.47%
	Aerospace & Defense — 0.01%
84	Waha Aerospace BV, 3.93%, 7/28/20	88
	Airlines — 0.01%
188	Doric Nimrod Air Finance Alpha Ltd., Series 2012-1, Class A, 5.13%, 11/30/24 (b)	191
	Commercial Banks — 0.35%
500	Banco Bradesco SA, 2.34%, 5/16/14 (b)	500
1,000	Banco Votorantim SA, 5.25%, 2/11/16 (b)	1,033
1,100	DNB Bank ASA, 3.20%, 4/3/17 (b)	1,150
200	Export-Import Bank of Korea, 5.88%, 1/14/15	210
200	Export-Import Bank of Korea, 4.13%, 9/9/15	210
200	Export-Import Bank of Korea, 5.13%, 6/29/20	220
200	Export-Import Bank of Korea, 5.00%, 4/11/22	217
1,300	Nordea Bank AB, 1.14%, 1/14/14 (b)	1,300
		4,840
	Oil & Gas Exploration & Production — 0.03%
300	TNK-BP Finance SA, Series 6, 7.88%, 3/13/18	347
	Sovereign — 0.07%
500	Republic of Korea, 5.75%, 4/16/14	507
300	Republic of Korea, 7.13%, 4/16/19	366
		873
	Total Yankee Dollars	6,339
	Time Deposit — 0.89%
12,076	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 1/2/14	12,076
	Total Time Deposit	12,076
	Mutual Funds — 8.46%
108,985,643	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (j)	108,986
399,812	SSgA Treasury Money Market Fund, 0.00% (j)	400
5,709,144	SSgA U.S. Government Money Market Fund, 0.00% (j)	5,709
	Total Mutual Funds	115,095

Contracts or Principal Amount (000)	Security Description	Value (000)
	Call Option Purchased — 0.00%
28	Eurodollar Future, Expiring 12/15/14 at $100	$1
	Total Call Option Purchased (cost $2)	1
	Put Option Purchased — 0.00%
172	S&P 500 Index Future, Expiring 3/21/14 at $800	2
	Total Put Option Purchased (cost $5)	2
	Repurchase Agreement — 0.31%
$ 4,200	Citigroup Global Markets, 0.01%, 1/2/14	4,200
	Total Repurchase Agreement	4,200
	Total Investments (cost $1,024,424) — 100.01%	1,361,148
	Liabilities in excess of other assets — (0.01)%	(196)
	Net Assets — 100.00%	$1,360,952

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Escrow security due to bankruptcy.
(d)	Issuer has defaulted on the payment of interest. These securities have been deemed illiquid by the Specialist Manager and represents 0.00% of the Portfolio's net assets.
(e)	Rate disclosed represents effective yield at purchase.
(f)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(g)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed illiquid by the Specialist Manager and represents 0.04% of the Portfolio.
(h)	Zero Coupon Security. Effective rate shown is as of December 31, 2013.
(i)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.
(j)	The rate disclosed is the rate in effect on December 31, 2013.

ADR — American Depositary Receipt

MTN — Medium Term Note

TBA — Security is subject to delayed delivery

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The Institutional Growth Equity Portfolio	Jennison Associates LLC	Mellon Capital Management Corporation	PIMCO	Sustainable Growth Advisers	Total
Common Stocks	28.62%	45.32%	—	5.45%	79.39%
Corporate Bonds	—	—	0.44%	—	0.44%
Asset Backed Securities	—	—	0.10%	—	0.10%
Collateralized Mortgage Obligations	—	—	1.56%	—	1.56%
Certificate of Deposit	—	—	0.27%	—	0.27%
Global Bonds	—	—	0.65%	—	0.65%
Municipal Bonds	—	—	0.07%	—	0.07%
U.S. Government Agency Securities	—	—	1.53%	—	1.53%
U.S. Government Agency Mortgages	—	—	0.57%	—	0.57%
U.S. Treasury Obligations	—	—	5.30%	—	5.30%
Yankee Dollars	—	—	0.47%	—	0.47%
Time Deposit	0.66%	—	0.00%	0.23%	0.89%
Mutual Funds	—	8.04%	0.42%	—	8.46%
Call Option Purchased	—	—	0.00%	—	0.00%
Put Option Purchased	—	—	0.00%	—	0.00%
Repurchase Agreement	—	—	0.31%	—	0.31%
Other Assets (Liabilities)	-0.36%	0.00%	0.35%	0.00%	-0.01%
Total Net Assets	28.92%	53.36%	12.04%	5.68%	100.00%

The following tables reflect the open derivative positions held by the Portfolio as of December 31, 2013.

Long/(Short) Futures

Number of Contracts	Futures Contracts Positionsˆ	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(27)	10-Year U.S. Dollar Deliverable Interest Rate Swap Future	$(2,720)	3/18/14	$33
126	10-Year U.S. Treasury Note Future	15,504	3/21/14	(284)
256	90-day Eurodollar Future	62,883	6/14/16	(152)
59	90-day Eurodollar Future	14,447	9/20/16	(68)
212	S&P 500 E-mini Future	19,516	3/24/14	643
310	S&P 500 Index Future	142,685	3/21/14	4,874
	Net Unrealized Appreciation/(Depreciation)			$5,046
ˆ	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 12/31/13 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
5,653,703	Brazilian Real	Morgan Stanley	1/3/14	$2,420	$2,395	$(25)
1,015,499	Brazilian Real	Morgan Stanley	1/3/14	436	430	(6)
520,923	Brazilian Real	Deutsche Bank	1/3/14	222	221	(1)
10,400,000	Chinese Renminbi	Royal Bank of Scotland	9/8/15	1,600	1,704	104
11,520,000	Chinese Renminbi	Royal Bank of Scotland	9/8/15	1,800	1,887	87
3,857,750	Chinese Renminbi	JPMorgan Chase	4/7/16	650	632	(18)
12,485,660	Chinese Renminbi	Deutsche Bank	4/7/16	1,957	2,045	88
40,892,776	Japanese Yen	HSBC	2/18/14	412	389	(23)
2,429,000	Mexican Peso	Deutsche Bank	3/6/14	186	185	(1)
	Total Currencies Purchased			$9,683	$9,888	$205
	Currencies Sold
83,000	Australian Dollar	Bank of America	1/6/14	$75	$74	$1
3,012,050	Brazilian Real	Goldman Sachs	1/3/14	1,315	1,276	39
3,681,002	Brazilian Real	Morgan Stanley	1/3/14	1,561	1,559	2
497,074	Brazilian Real	Bank of America	1/3/14	210	210	—
5,653,703	Brazilian Real	Morgan Stanley	2/4/14	2,401	2,375	26
1,015,499	Brazilian Real	Morgan Stanley	2/4/14	433	427	6
77,000	British Pound Sterling	Barclays Bank	3/12/14	126	127	(1)
852,000	Canadian Dollar	Citibank	3/20/14	803	801	2
21,920,000	Chinese Renminbi	Citibank	9/8/15	3,424	3,591	(167)
16,343,410	Chinese Renminbi	JPMorgan Chase	4/7/16	2,542	2,677	(135)
1,654,479	Euro	Citibank	3/13/14	2,281	2,276	5
171,736,297	Japanese Yen	Deutsche Bank	1/7/14	1,635	1,631	4
40,900,000	Japanese Yen	JPMorgan Chase	2/18/14	397	388	9
2,631,956	Mexican Peso	BNP Paribas	3/6/14	201	201	—
275,112	Mexican Peso	BNP Paribas	1/16/14	21	21	—
6,221,278	Mexican Peso	Goldman Sachs	6/12/14	474	471	3
31,643,471	Mexican Peso	Morgan Stanley	3/6/14	2,396	2,414	(18)
1,677,072	Mexican Peso	BNP Paribas	3/27/14	128	127	1
6,056,749	Mexican Peso	Citibank	3/20/14	464	461	3
1,509,846	Mexican Peso	JPMorgan Chase	6/26/14	115	114	1
1,145,689	Mexican Peso	BNP Paribas	5/15/14	87	86	1
	Total Currencies Sold			$21,089	$21,307	$(218)
	Net Unrealized/Appreciation(Depreciation)					$(13)

Amounts designated as “—” are $0 or have been rounded to $0.

Written Options

Number of Contracts	Security Description	Exercise Price	Premium (000)	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(500)	Put Option on Interest Rate Swap, with Morgan Stanley Capital Services, Inc., based on the U.S. Dollar 5-Year Interest	$2	$(16)	$(23)	1/27/14	$(7)
(500)	Call Option on Interest Rate Swap, with Morgan Stanley Capital Services, Inc., based on the U.S. Dollar 5-Year Interest	2	(6)	—	1/27/14	6
(150)	Put Option on Interest Rate Swap, with Citibank, NA, based on the U.S. Dollar 5-Year Interest	3	(16)	(20)	3/3/14	(4)
(150)	Call Option on Interest Rate Swap, with Citibank, NA, based on the U.S. Dollar 10-Year Interest	3	(7)	(1)	3/3/14	6
(28)	Put Option – Eurodollar Future with Deutsche Bank	99	(3)	(3)	12/15/14	—
	Total		$(48)	$(47)		$1

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (concluded) — December 31, 2013 (Unaudited)

Interest Rate Swap Agreementsˆ

	Notional Amount (000)	Swap Premiums Paid/ (Received) (000)	Amount at Value (000)	Expiration Date	Fixed Rate	Pay/ Receive Floating Rate	Unrealized Appreciation/ (Depreciation) (000)
Interest Rate Swap Agreement with Deutsche Bank, based on the London Interbank Offer Rate Index	100 (AUD)	$(1)	$—	3/15/23	4.00%	Receive	$1
Interest Rate Swap Agreement with Deutsche Bank, based on the Bank Bill Interest Rate Index	500 (AUD)	(8)	—	3/15/23	3.75%	Receive	8
Interest Rate Swap Agreement with Barclays Bank, based on the Bank Bill Interest Rate Index	$7,200	91	—	6/19/43	2.75%	Pay	(91)
Interest Rate Swap Agreement with Credit Suisse, based on the Bank Bill Interest Rate Index	$9,000	12	—	12/18/43	3.25%	Pay	(12)
Interest Rate Swap Agreement with Morgan Stanley, based on the Bank Bill Interest Rate Index	$800	(6)	—	9/5/23	2.40%	Receive	6
Interest Rate Swap Agreement with Goldman Sachs International, based on the Euro InterBank Offered Rate Index	$8,900	—	—	3/19/24	2.25%	Pay	—
Interest Rate Swap Agreement with Deutsche Bank, based on the Bank Bill Interest Rate Index	4,300 (AUD)	(14)	—	6/15/22	4.50%	Receive	14
Interest Rate Swap Agreement with Citibank, NA, based on the Bank Bill Interest Rate Index	5,200 (AUD)	(3)	—	6/18/19	4.00%	Receive	3
Interest Rate Swap Agreement with HSBC Bank, based on the Brazil Cetip Interbank Index	4,800 (BRL)	5	(146)	1/2/17	8.65%	Receive	(151)
Interest Rate Swap Agreement with Bank of America, based on the Brazil Cetip Interbank Index	3,300 (BRL)	—	(102)	1/2/17	8.60%	Receive	(102)
Interest Rate Swap Agreement with JPMorgan Chase Bank, NA, based on the Bank Bill Interest Rate Index	3,400 (AUD)	(55)	76	6/15/22	4.75%	Receive	131
Interest Rate Swap Agreement with Bank of America NA, based on the Brazil Cetip Interbank Deposit Rate Index	4,000 (BRL)	50	(101)	1/2/17	8.86%	Receive	(151)
		$71	$(273)				$(344)
ˆ	Cash has been pledged as collateral for swap contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

AUD — Australian Dollar

BRL — Brazilian Real

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 88.06%
	Advertising — 0.02%
379	MDC Partners, Inc.	$10
503	National CineMedia, Inc.	10
300	ReachLocal, Inc. (a)	4
		24
	Aerospace & Defense — 1.62%
1,749	AAR Corp.	49
400	Alliant Techsystems, Inc.	49
40	American Science & Engineering, Inc.	3
73	Astronics Corp., Class – B (a)	4
366	Astronics Corp. (a)	19
47	Cubic Corp.	2
1,110	Curtiss-Wright Corp.	69
9,900	Engility Holdings, Inc. (a)	331
100	Erickson Air-Crane, Inc. (a)	2
3,842	Esterline Technologies Corp. (a)	393
3,320	Exelis, Inc.	63
1,400	GenCorp, Inc. (a)	25
1,923	HEICO Corp.	111
300	Innovative Solutions & Support, Inc. (a)	2
27	LMI Aerospace, Inc. (a)	—
3,407	Moog, Inc., Class – A (a)	231
728	National Presto Industries, Inc. (a)	59
14,463	Orbital Sciences Corp. (a)	337
1,442	TASER International, Inc. (a)	23
344	Teledyne Technologies, Inc. (a)	32
400	The KEYW Holding Corp. (a)	5
2,921	Triumph Group, Inc.	222
		2,031
	Agricultural Products — 0.07%
65	Alico, Inc.	3
3,778	Darling International, Inc. (a)	78
265	Limoneira Co.	7
		88
	Air Freight & Logistics — 0.52%
5,980	Air Transport Services Group, Inc. (a)	48
1,440	Atlas Air Worldwide Holdings, Inc. (a)	59
864	Forward Air Corp.	38
5,651	Hub Group, Inc., Class – A (a)	226
100	Pacer International, Inc. (a)	1
250	Park-Ohio Holdings Corp. (a)	13
15,145	UTI Worldwide, Inc.	266
192	XPO Logistics, Inc. (a)	5
		656

Shares	Security Description	Value (000)
	Airlines — 1.56%
2,590	Alaska Air Group, Inc.	$190
429	Allegiant Travel Co.	45
4,920	American Airlines Group, Inc. (a)	124
3,300	Controladora Vuela Compania de Aviacion SAB de CV, ADR (a)	45
6,050	Hawaiian Holdings, Inc. (a)	58
14,580	JetBlue Airways Corp. (a)	125
776	Republic Airways Holdings, Inc. (a)	8
3,590	SkyWest, Inc.	53
1,744	Spirit Airlines, Inc. (a)	79
32,470	United Continental Holdings, Inc. (a)	1,229
		1,956
	Airport Services — 0.00%
265	Wesco Aircraft Holdings, Inc. (a)	6
	Alternative Carriers — 0.20%
2,608	8x8, Inc. (a)	26
1,508	inContact, Inc. (a)	12
400	Inteliquent, Inc.	5
468	Lumos Networks Corp.	10
400	MagicJack VocalTec Ltd. (a)	5
16,643	Premiere Global Services, Inc. (a)	192
250	Straight Path Communications, Inc., Class – B (a)	2
1,627	Towerstream Corp. (a)	5
		257
	Apparel Retail — 0.87%
1,320	Abercrombie & Fitch Co., Class – A	43
34,461	Aeropostale, Inc. (a)	314
1,357	Ann, Inc. (a)	50
6,048	Chico's FAS, Inc.	114
356	Destination Maternity Corp.	11
2,460	Express, Inc. (a)	46
1,303	Francesca's Holdings Corp. (a)	24
502	Genesco, Inc. (a)	37
130	Jos. A. Bank Clothiers, Inc. (a)	7
500	New York & Co., Inc. (a)	2
4,253	Stein Mart, Inc.	57
4,096	The Buckle, Inc.	216
1,820	The Cato Corp.	58
234	The Children's Place Retail Stores, Inc. (a)	13
500	The Finish Line, Inc., Class – A	14
4,932	Tilly's, Inc., Class – A (a)	56
2,711	Wet Seal, Inc. (a)	7
620	Zumiez, Inc. (a)	16
		1,085

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Apparel, Accessories & Luxury Goods — 0.74%
380	G-III Apparel Group Ltd. (a)	$28
8	Movado Group, Inc.	—
398	Oxford Industries, Inc.	32
24,433	The Jones Group, Inc.	366
4,672	Under Armour, Inc., Class – A (a)	408
4,154	Vera Bradley, Inc. (a)	100
		934
	Application Software — 2.49%
1,150	ACI Worldwide, Inc. (a)	75
1,344	Actuate Corp. (a)	10
4,986	Advent Software, Inc.	174
772	American Software, Inc., Class – A	8
8,790	Aspen Technology, Inc. (a)	367
1,312	Blackbaud, Inc.	49
1,079	Bottomline Technologies, Inc. (a)	39
830	BroadSoft, Inc. (a)	23
1,137	Callidus Software, Inc. (a)	16
4,976	Compuware Corp.	56
664	Comverse, Inc. (a)	26
199	Digimarc Corp.	4
696	Ebix, Inc.	10
778	Ellie Mae, Inc. (a)	21
3,871	EPIQ Systems, Inc.	63
1,130	ePlus, Inc. (a)	64
2,095	Fair Isaac Corp.	132
527	Guidance Software, Inc. (a)	5
1,428	Guidewire Software, Inc. (a)	70
459	Interactive Intelligence Group (a)	31
1,168	Jive Software, Inc. (a)	13
561	Manhattan Associates, Inc. (a)	66
2,593	Mentor Graphics Corp.	62
268	MicroStrategy, Inc., Class – A (a)	33
800	Mitek Systems, Inc. (a)	5
200	Model N, Inc. (a)	2
1,111	Monotype Imaging Holdings, Inc.	35
1,070	NetScout Systems, Inc. (a)	32
506	Pegasystems, Inc.	25
5,236	PROS Holdings, Inc. (a)	209
11,036	PTC, Inc. (a)	392
173	QAD, Inc., Class – A	3
2,512	QLIK Technologies, Inc. (a)	67
1,378	RealPage, Inc. (a)	32
200	Silver Spring Networks, Inc. (a)	4
2,723	SolarWinds, Inc. (a)	103
1,682	SS&C Technologies Holdings, Inc. (a)	74
863	Synchronoss Technologies, Inc. (a)	27

Shares	Security Description	Value (000)
	Application Software (continued)
930	Tangoe, Inc. (a)	$17
9,527	Telenav, Inc. (a)	63
802	The Ultimate Software Group, Inc. (a)	123
3,475	TIBCO Software, Inc. (a)	78
16,888	TiVo, Inc. (a)	222
913	Tyler Technologies, Inc. (a)	93
1,519	Verint Systems, Inc. (a)	65
1,249	VirnetX Holding Corp. (a)	24
400	Vringo, Inc. (a)	1
		3,113
	Asset Management & Custody Banks — 0.59%
4,310	Calamos Asset Management, Inc., Class – A	51
557	Cohen & Steers, Inc.	22
82	Diamond Hill Investment Group, Inc.	10
1,414	Financial Engines, Inc.	98
182	GAMCO Investors, Inc., Class – A	16
457	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6
100	ICG Group, Inc. (a)	2
76	Main Street Capital Corp.	2
300	Pzena Investment Management, Inc., Class – A	4
196	Virtus Investment Partners, Inc. (a)	39
6,424	Waddell & Reed Financial, Inc., Class – A	419
212	Westwood Holdings Group, Inc.	13
2,916	WisdomTree Investments, Inc. (a)	52
		734
	Auto Components — 0.15%
1,167	Accuride Corp. (a)	4
1,380	American Axle & Manufacturing Holdings, Inc. (a)	28
600	Douglas Dynamics, Inc.	10
11,526	Stoneridge, Inc. (a)	148
		190
	Auto Parts & Equipment — 1.12%
2,478	Autoliv, Inc.	227
26,562	Dana Holding Corp.	521
721	Dorman Products, Inc. (a)	40
678	Drew Industries, Inc.	35
97	Fox Factory Holding Corp. (a)	2
990	Gentherm, Inc. (a)	27
11,221	Modine Manufacturing Co. (a)	144
3,099	Standard Motor Products, Inc.	114
2,953	Tenneco, Inc. (a)	167
200	Tower International, Inc. (a)	4
1,720	TRW Automotive Holdings Corp. (a)	128
		1,409

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Automobile Manufacturers — 0.02%
836	Winnebago Industries, Inc. (a)	$23
	Automotive Retail — 0.59%
187	America's Car-Mart, Inc. (a)	8
810	Asbury Automotive Group, Inc. (a)	44
750	Group 1 Automotive, Inc.	53
654	Lithia Motors, Inc.	45
896	Monro Muffler Brake, Inc.	50
11,095	Murphy USA, Inc. (a)	462
281	Penske Automotive Group, Inc.	13
2,466	Sonic Automotive, Inc., Class – A	60
		735
	Biotechnology — 2.47%
1,951	Acadia Pharmaceuticals, Inc. (a)	49
159	Acceleron Pharma, Inc. (a)	6
2,883	Achillion Pharmaceuticals, Inc. (a)	10
1,193	Acorda Therapeutics, Inc. (a)	35
180	Agios Pharmaceuticals, Inc. (a)	4
1,588	Alnylam Pharmaceuticals, Inc. (a)	102
632	AMAG Pharmaceuticals, Inc. (a)	15
1,100	Amicus Therapeutics, Inc. (a)	3
686	Anacor Pharmaceuticals, Inc. (a)	12
5,682	Arena Pharmaceuticals, Inc. (a)	33
1,600	ArQule, Inc. (a)	3
3,492	Array BioPharma, Inc. (a)	17
974	BioMarin Pharmaceutical, Inc. (a)	68
1,200	BioTime, Inc. (a)	4
117	Bluebird Bio, Inc. (a)	2
3,083	Cell Therapeutics, Inc. (a)	6
2,415	Celldex Therapeutics, Inc. (a)	58
130	Cellular Dynamics International, Inc. (a)	2
8,182	Cepheid, Inc. (a)	383
2,000	Chelsea Therapeutics International Ltd. (a)	9
796	ChemoCentryx, Inc. (a)	5
201	Chimerix, Inc. (a)	3
520	Clovis Oncology, Inc. (a)	31
700	Coronado Biosciences, Inc. (a)	2
3,268	Cubist Pharmaceuticals, Inc. (a)	225
1,900	Curis, Inc. (a)	5
616	Cytokinetics, Inc. (a)	4
1,400	Cytori Therapeutics, Inc. (a)	4
4,507	Dendreon Corp. (a)	13
300	Durata Therapeutics, Inc. (a)	4
3,400	Dyax Corp. (a)	26
7,059	Dynavax Technologies Corp. (a)	14
2,800	Emergent BioSolutions, Inc. (a)	64
132	Enanta Pharmaceuticals, Inc. (a)	4

Shares	Security Description	Value (000)
	Biotechnology (continued)
176	Epizyme, Inc. (a)	$4
150	Esperion Therapeutics, Inc. (a)	2
2,083	Exact Sciences Corp. (a)	24
600	Fibrocell Science, Inc. (a)	2
170	Foundation Medicine, Inc. (a)	4
3,037	Galena Biopharma, Inc. (a)	15
5,191	Genomic Health, Inc. (a)	152
900	GTx, Inc. (a)	1
2,579	Halozyme Therapeutics, Inc. (a)	39
800	Horizon Pharma, Inc. (a)	6
232	Hyperion Therapeutics, Inc. (a)	5
2,348	Idenix Pharmaceuticals, Inc. (a)	14
1,918	ImmunoGen, Inc. (a)	28
2,110	Immunomedics, Inc. (a)	10
1,417	Infinity Pharmaceuticals, Inc. (a)	20
1,041	Insmed, Inc. (a)	18
150	Insys Therapeutics, Inc. (a)	6
200	Intercept Pharmaceuticals, Inc. (a)	14
9,465	InterMune, Inc. (a)	139
302	Intrexon Corp. (a)	7
2,757	Ironwood Pharmaceuticals, Inc. (a)	32
5,807	Isis Pharmaceuticals, Inc. (a)	231
300	KaloBios Pharmaceuticals, Inc. (a)	1
194	Karyopharm Therapeutics, Inc. (a)	4
2,417	Keryx Biopharmaceuticals, Inc. (a)	31
329	KYTHERA Biopharmaceuticals, Inc. (a)	12
6,185	Lexicon Pharmaceuticals, Inc. (a)	11
527	Ligand Pharmaceuticals, Inc., Class – B (a)	28
143	MacroGenics, Inc. (a)	4
4,401	MannKind Corp. (a)	23
200	MEI Pharma, Inc. (a)	2
2,819	Merrimack Pharmaceuticals, Inc. (a)	15
2,462	MiMedx Group, Inc. (a)	22
1,098	Momenta Pharmaceuticals, Inc. (a)	19
8,130	Myriad Genetics, Inc. (a)	171
1,500	Nanosphere, Inc. (a)	3
1,996	Neurocrine Biosciences, Inc. (a)	19
500	NewLink Genetics Corp. (a)	11
5,496	Novavax, Inc. (a)	28
1,858	NPS Pharmaceuticals, Inc. (a)	56
858	Omeros Corp. (a)	10
468	OncoGenex Pharmaceutical, Inc. (a)	4
136	OncoMed Pharmaceuticals, Inc. (a)	4
101	Onconova Therapeutics, Inc. (a)	1
220	Ophthotech Corp. (a)	7
5,439	Opko Health, Inc. (a)	46
2,617	Orexigen Therapeutics, Inc. (a)	15

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
438	Osiris Therapeutics, Inc. (a)	$7
300	OvaScience, Inc. (a)	3
11,836	PDL BioPharma, Inc.	100
4,900	Peregrine Pharmaceuticals, Inc. (a)	7
300	Portola Pharmaceuticals, Inc. (a)	8
1,545	Progenics Pharmaceuticals, Inc. (a)	8
273	PTC Therapeutics, Inc. (a)	5
643	Puma Biotechnology, Inc. (a)	67
180	Receptos, Inc. (a)	5
300	Regulus Therapeutics, Inc. (a)	2
5,823	Repligen Corp. (a)	79
1,747	Sangamo BioSciences, Inc. (a)	24
1,125	Sarepta Therapeutics, Inc. (a)	23
14,250	SciClone Pharmaceuticals, Inc. (a)	72
1,000	SIGA Technologies, Inc. (a)	3
279	Stemline Therapeutics, Inc. (a)	5
1,000	Sunesis Pharmaceuticals, Inc. (a)	5
568	Synageva BioPharma Corp. (a)	37
2,448	Synergy Pharmaceuticals, Inc. (a)	14
1,309	Synta Pharmaceuticals Corp. (a)	7
391	Tesaro, Inc. (a)	11
361	Tetraphase Pharmaceuticals, Inc. (a)	5
500	TG Therapeutics, Inc. (a)	2
1,454	Threshold Pharmaceuticals, Inc. (a)	7
917	Vanda Pharmaceuticals, Inc. (a)	11
500	Verastem, Inc. (a)	6
2,238	Vical, Inc. (a)	3
1,777	XOMA Corp. (a)	12
2,000	ZIOPHARM Oncology, Inc. (a)	9
2,418	Zogenix, Inc. (a)	8
		3,100
	Brewers — 0.05%
100	Craft Brew Alliance, Inc. (a)	2
238	The Boston Beer Co., Inc., Class – A (a)	57
		59
	Broadcasting — 0.12%
225	Crown Media Holdings, Inc., Class – A (a)	1
1,900	Cumulus Media, Inc., Class – A (a)	15
1,672	Entravision Communications Corp., Class – A	10
100	Gray Television, Inc. (a)	1
300	Hemisphere Media Group, Inc. (a)	4
852	Nexstar Broadcasting Group, Inc., Class – A	47
47	Saga Communications, Inc.	2
1,975	Sinclair Broadcast Group, Inc.	71
		151

Shares	Security Description	Value (000)
	Building Products — 2.10%
5,544	A.O. Smith Corp.	$299
817	AAON, Inc.	26
301	American Woodmark Corp. (a)	12
600	Apogee Enterprises, Inc.	22
1,400	Armstrong World Industries, Inc. (a)	81
1,326	Builders FirstSource, Inc. (a)	9
28,297	Griffon Corp.	374
500	Insteel Industries, Inc.	11
5,350	Lennox International, Inc.	454
12,525	Masonite International Corp. (a)	753
493	NCI Building Systems, Inc. (a)	9
266	Nortek, Inc. (a)	20
200	Patrick Industries, Inc. (a)	6
1,008	PGT, Inc. (a)	10
400	Ply Gem Holdings, Inc. (a)	7
100	Simpson Manufacturing Co., Inc.	4
2,660	Trex Co., Inc. (a)	212
4,936	Universal Forest Products, Inc.	257
2,212	USG Corp. (a)	63
		2,629
	Capital Markets — 0.32%
1,430	Arlington Asset Investment Corp.	38
4,880	BlackRock Kelso Capital Corp.	46
1,650	FBR & Co. (a)	44
10,600	MCG Capital Corp.	47
3,170	Piper Jaffray Cos., Inc. (a)	124
2,950	RCS Capital Corp., Class – A	54
3,160	WhiteHorse Finance, Inc.	48
		401
	Casinos & Gaming — 0.19%
2,047	Boyd Gaming Corp. (a)	23
1,010	Caesars Entertainment Corp. (a)	22
406	Churchill Downs, Inc.	36
3,515	Monarch Casino & Resort, Inc. (a)	70
856	Multimedia Games Holding Co., Inc. (a)	27
1,569	Pinnacle Entertainment, Inc. (a)	41
1,052	Scientific Games Corp. (a)	18
		237
	Catalog Retail — 0.05%
973	HSN, Inc.	61
1,063	ValueVision Media, Inc., Class – A (a)	7
		68
	Chemicals — 0.02%
2,144	Ferro Corp. (a)	28
132	Marrone Bio Innovations, Inc. (a)	2
		30

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Coal & Consumable Fuels — 0.22%
2,476	Cloud Peak Energy, Inc. (a)	$45
2,330	CONSOL Energy, Inc.	88
6,043	Hallador Energy Co.	49
43,903	KiOR, Inc., Class – A (a)	74
1,415	Solazyme, Inc. (a)	15
2,600	Uranium Energy Corp. (a)	5
900	Ur-Energy, Inc. (a)	1
		277
	Commercial Banks — 1.16%
1,480	1st Source, Inc.	47
2,440	Access National Corp.	36
1,470	American National Bankshares, Inc.	39
1,040	C&F Financial Corp.	47
2,310	Enterprise BanCorp, Inc.	49
2,830	Fidelity Southern Corp.	47
2,080	Financial Institutions, Inc.	51
631	First Financial Bankshares, Inc.	42
11,675	First Midwest BanCorp, Inc.	205
348	Home Bancshares, Inc.	13
2,010	Horizon Bancorp	51
2,300	Mercantile Bank Corp.	50
1,850	Northrim BanCorp	49
1,970	S & T BanCorp, Inc.	50
3,790	Susquehanna Bancshares, Inc.	49
4,155	SVB Financial Group (a)	435
1,380	The Bank of Kentucky Financial Corp.	51
3,110	TowneBank	48
2,390	Univest Corp. of Pennsylvania	49
1,020	Wintrust Financial Corp.	47
		1,455
	Commercial Printing — 0.12%
1,877	Deluxe Corp.	98
2,690	Ennis, Inc.	48
1,296	InnerWorkings, Inc. (a)	10
		156
	Commercial Services & Supplies — 0.16%
1,000	Cenveo, Inc. (a)	3
2,630	Courier Corp.	48
100	G & K Services, Inc., Class – A	6
926	Geo Group, Inc.	30
100	Mobile Mini, Inc. (a)	4
1,427	Multi-Color Corp.	53
1,820	Quad Graphics, Inc.	50
264	SP Plus Corp. (a)	7
		201

Shares	Security Description	Value (000)
	Commodity Chemicals — 0.47%
500	Arabian American Development Co. (a)	$6
1,390	Axiall Corp.	66
1,573	Calgon Carbon Corp. (a)	32
285	Hawkins, Inc.	11
589	Koppers Holdings, Inc.	27
3,623	Methanex Corp.	215
7,470	Tronox Ltd., Class – A	173
535	Westlake Chemical Corp.	65
		595
	Communications Equipment — 0.63%
3,515	ADTRAN, Inc.	94
305	Alliance Fiber Optic Products, Inc.	5
36	Anaren, Inc. (a)	1
2,959	Arris Group, Inc. (a)	72
3,288	Aruba Networks, Inc. (a)	59
2,650	BEL Fuse, Inc. CL B	56
2,077	Black Box Corp.	62
1,038	CalAmp Corp. (a)	29
1,029	Calix, Inc. (a)	10
2,163	Ciena Corp. (a)	52
7,400	Emulex Corp. (a)	53
3,075	Infinera Corp. (a)	30
1,172	InterDigital, Inc.	35
1,671	Ixia (a)	22
400	KVH Industries, Inc. (a)	5
386	Loral Space & Communications, Inc. (a)	31
2,588	ParkerVision, Inc. (a)	12
100	PC-Telephone, Inc.	1
1,140	Plantronics, Inc.	53
100	Procera Networks, Inc. (a)	2
1,260	Ruckus Wireless, Inc. (a)	18
122	ShoreTel, Inc. (a)	1
300	Sonus Networks, Inc. (a)	1
373	Ubiquiti Networks, Inc. (a)	17
1,144	ViaSat, Inc. (a)	72
		793
	Computer & Electronics Retail — 0.42%
15,730	Rent-A-Center, Inc.	524
	Computer Hardware — 0.02%
600	Cray, Inc. (a)	17
979	Silicon Graphics International Corp. (a)	13
		30
	Computer Storage & Peripherals — 0.30%
506	Datalink Corp. (a)	6
737	Electronics for Imaging, Inc. (a)	29
1,443	Fusion-io, Inc. (a)	13

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Computer Storage & Peripherals (continued)
789	Immersion Corp. (a)	$8
1,429	Lexmark International, Inc., Class – A	51
5,030	QLogic Corp. (a)	59
4,184	Synaptics, Inc. (a)	216
		382
	Construction & Engineering — 1.51%
1,910	AECOM Technology Corp. (a)	56
144	Aegion Corp. (a)	3
364	Dycom Industries, Inc. (a)	10
661	Furmanite Corp. (a)	7
100	Great Lakes Dredge & Dock Co. (a)	1
1,476	Jacobs Engineering Group, Inc. (a)	93
4,020	KBR, Inc.	128
8,457	MasTec, Inc. (a)	277
13,790	McDermott International, Inc. (a)	126
2,400	MYR Group, Inc. (a)	60
1,700	Northwest Pipe Co. (a)	64
6,501	Pike Electric Corp. (a)	69
5,714	Primoris Services Corp.	178
6,547	Quanta Services, Inc. (a)	207
20,766	Tutor Perini Corp. (a)	546
1,200	URS Corp.	64
		1,889
	Construction & Farm Machinery & Heavy Trucks — 0.88%
531	Commercial Vehicle Group, Inc. (a)	4
1,848	Federal Signal Corp. (a)	27
380	Lindsay Corp.	31
400	Manitex International, Inc. (a)	6
18,170	Meritor, Inc. (a)	190
3,222	Miller Industries, Inc.	60
1,420	NACCO Industries, Inc., Class – A	88
4,822	Titan International, Inc.	87
33,540	Wabash National Corp. (a)	415
2,155	WABCO Holdings, Inc. (a)	201
		1,109
	Construction Materials — 0.74%
6,750	CaesarStone Sdot Yam Ltd.	335
5,100	Eagle Materials, Inc.	395
2,177	Headwaters, Inc. (a)	21
1,190	Martin Marietta Materials, Inc.	119
588	Texas Industries, Inc. (a)	40
58	United States Lime & Minerals, Inc. (a)	4
433	US Concrete, Inc. (a)	10
		924

Shares	Security Description	Value (000)
	Consumer Electronics — 0.21%
3,128	Harman International Industries, Inc.	$256
49	Universal Electronics, Inc. (a)	2
		258
	Consumer Finance — 0.45%
1,320	Cash America International, Inc.	51
309	Consumer Portfolio Services, Inc. (a)	3
210	Credit Acceptance Corp. (a)	27
9,151	EZCORP, Inc., Class – A (a)	107
837	First Cash Financial Services, Inc. (a)	52
5,570	Green Dot Corp., Class – A (a)	140
1,170	Nelnet, Inc., Class – A	49
3,256	Nicholas Financial, Inc.	51
100	Regional Management Corp. (a)	3
337	Springleaf Holdings, Inc. (a)	9
832	World Acceptance Corp. (a)	73
		565
	Containers & Packaging — 0.04%
5,718	Graphic Packaging Holding Co. (a)	55
	Data Processing & Outsourced Services — 1.25%
325	Blackhawk Network Holdings, Inc. (a)	8
1,291	Cardtronics, Inc. (a)	56
1,295	Cass Information Systems, Inc.	87
2,928	Convergys Corp.	62
1,770	CoreLogic, Inc. (a)	63
2,612	CSG Systems International, Inc.	77
692	DST Systems, Inc.	63
520	Echo Global Logistics, Inc. (a)	11
883	EVERTEC, Inc.	22
966	Exlservice Holdings, Inc. (a)	27
6,430	Global Cash Access Holdings, Inc. (a)	64
1,404	Global Payments, Inc.	91
1,067	Heartland Payment Systems, Inc.	53
5,396	Jack Henry & Associates, Inc.	320
159	MoneyGram International, Inc. (a)	3
981	Planet Payment, Inc. (a)	3
3,203	Syntel, Inc. (a)	291
2,924	TeleTech Holdings, Inc. (a)	70
3,010	VeriFone Systems, Inc. (a)	81
1,124	WEX, Inc. (a)	111
		1,563
	Department Stores — 0.05%
560	Dillard's, Inc., Class – A	54
406	The Bon-Ton Stores, Inc.	7
		61

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Distributors — 0.11%
47	Core-Mark Holding Co., Inc.	$4
1,347	Pool Corp.	78
3,180	VOXX International Corp. (a)	53
		135
	Diversified Banks — 0.04%
1,750	Banco Latinoamericano de Comercio Exterior SA, Class – E	49
	Diversified Capital Markets — 0.02%
834	HFF, Inc., Class – A (a)	22
	Diversified Chemicals — 0.50%
5,226	Cabot Corp.	268
3,122	FMC Corp.	236
311	LSB Industries, Inc. (a)	13
3,686	Olin Corp.	106
		623
	Diversified Consumer Services — 0.07%
279	Houghton Mifflin Harcourt Co. (a)	5
664	ITT Educational Services, Inc. (a)	22
1,920	Weight Watchers International, Inc.	63
		90
	Diversified Metals & Mining — 0.39%
318	AMCOL International Corp.	11
13,849	Globe Specialty Metals, Inc.	248
7,870	Horsehead Holding Corp. (a)	128
2,451	Materion Corp.	76
633	US Silica Holdings, Inc.	22
		485
	Diversified Real Estate Activities — 0.07%
2,254	Coresite Realty Corp.	72
375	Tejon Ranch Co. (a)	14
		86
	Diversified Real Estate Investment Trusts — 0.13%
800	American Realty Capital Properties, Inc.	10
1,228	PS Business Parks, Inc.	94
549	Washington Real Estate Investment Trust	13
4,542	Winthrop Realty Trust, Inc.	50
		167
	Diversified Support Services — 0.33%
306	Comfort Systems USA, Inc.	6
290	EnerNOC, Inc. (a)	5
1,971	Healthcare Services Group, Inc.	56
826	Higher One Holdings, Inc. (a)	8
5,540	Intersections, Inc.	43
5,190	KAR Auction Services, Inc.	153
357	McGrath Rentcorp	14

Shares	Security Description	Value (000)
	Diversified Support Services (continued)
700	Performant Financial Corp. (a)	$7
2,331	Ritchie Bros. Auctioneers, Inc.	53
679	UniFirst Corp.	73
		418
	Diversified Telecommunication Services — 0.03%
1,300	Hawaiian Telcom Holdco, Inc. (a)	38
	Drug Retail — 0.05%
12,803	Rite Aid Corp. (a)	65
	Education Services — 0.35%
522	American Public Education, Inc. (a)	23
3,610	Bridgepoint Education, Inc. (a)	64
352	Bright Horizons Family Solutions, Inc. (a)	13
328	Capella Education Co.	22
717	Education Management Corp. (a)	7
1,310	Grand Canyon Education, Inc. (a)	57
8,441	K12, Inc. (a)	184
300	Lincoln Educational Services Corp.	1
2,087	Strayer Education, Inc. (a)	72
		443
	Electric Utilities — 0.64%
1,900	Avista Corp.	54
7,790	El Paso Electric Co.	273
2,260	Great Plains Energy, Inc.	55
2,140	Hawaiian Electric Industries, Inc.	56
1,082	IDACORP, Inc.	56
2,028	ITC Holdings Corp.	194
1,716	Portland General Electric Co.	52
2,352	The Empire District Electric Co.	53
68	UNS Energy Corp.	4
		797
	Electrical Components & Equipment — 2.16%
2,763	Acuity Brands, Inc.	302
162	Analogic Corp.	14
4,257	Anixter International, Inc.	383
8,990	Belden, Inc.	634
11,100	Brady Corp.	343
2,048	Chase Corp.	72
237	Coleman Cable, Inc.	6
77	Encore Wire Corp.	4
4,409	EnerSys	309
417	Enphase Energy, Inc. (a)	3
1,293	Franklin Electric Co., Inc.	58
4,700	FuelCell Energy, Inc. (a)	7
1,490	Generac Holdings, Inc.	84
2,210	General Cable Corp.	65
1,685	Hubbell, Inc., Class – B	183

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electrical Components & Equipment (continued)
1,346	Polypore International, Inc. (a)	$52
613	PowerSecure International, Inc. (a)	11
880	Preformed Line Products Co.	64
1,000	Revolution Lighting Technologies, Inc. (a)	3
803	Thermon Group Holdings, Inc. (a)	22
1,989	Woodward, Inc.	91
		2,710
	Electronic Equipment, Instruments & Components — 1.63%
2,570	Benchmark Electronics, Inc. (a)	59
2,513	Cognex Corp. (a)	96
609	Coherent, Inc. (a)	45
200	Daktronics, Inc.	3
1,518	Dolby Laboratories, Inc., Class – A (a)	59
8,590	DTS, Inc. (a)	206
460	FARO Technologies, Inc. (a)	27
1,680	InvenSense, Inc. (a)	35
3,920	Itron, Inc. (a)	162
3,091	Littelfuse, Inc.	287
72	Mesa Laboratories, Inc.	6
621	Methode Electronics, Inc.	21
468	MTS Systems Corp.	33
526	OSI Systems, Inc. (a)	28
815	Regal-Beloit Corp.	60
2,065	Rofin-Sinar Technologies, Inc. (a)	56
9,033	Rogers Corp. (a)	556
3,680	Sanmina Corp. (a)	61
5,257	Universal Display Corp. (a)	181
4,600	Vishay Intertechnology, Inc. (a)	61
		2,042
	Electronic Manufacturing Services — 0.86%
25,791	Flextronics International Ltd. (a)	200
2,300	IPG Photonics Corp. (a)	179
13,587	Jabil Circuit, Inc.	236
940	Maxwell Technologies, Inc. (a)	7
2,860	Measurement Specialties, Inc. (a)	174
800	Neonode, Inc. (a)	5
1,410	Plexus Corp. (a)	61
4,604	Trimble Navigation Ltd. (a)	160
6,135	TTM Technologies, Inc. (a)	53
300	Uni-Pixel, Inc. (a)	3
		1,078
	Energy Equipment & Services — 0.03%
254	CARBO Ceramics, Inc.	29
61	Hornbeck Offshore Services, Inc. (a)	3
40	Nuverra Environmental Solutions, Inc. (a)	1

Shares	Security Description	Value (000)
	Energy Equipment & Services (continued)
51	SEACOR Holdings, Inc. (a)	$5
		38
	Environmental & Facilities Services — 0.46%
500	Acorn Energy, Inc.	2
1,000	Casella Waste Systems, Inc. (a)	6
220	CECO Environmental Corp.	4
211	Heritage-Crystal Clean, Inc. (a)	4
609	Team, Inc. (a)	26
18,504	Tetra Tech, Inc. (a)	518
578	US Ecology, Inc.	21
		581
	Fertilizers & Agricultural Chemicals — 0.02%
803	American Vanguard Corp.	20
	Food & Staples Retailing — 0.04%
2,850	Tesco Corp. (a)	56
	Food Distributors — 0.10%
470	Chefs' Warehouse Holdings LLC (a)	14
1,429	United Natural Foods, Inc. (a)	107
		121
	Food Products — 0.09%
200	Farmer Brothers Co. (a)	5
1,892	Fresh Del Monte Produce, Inc.	54
2,240	John B Sanfilippo & Son, Inc.	55
		114
	Food Retail — 0.59%
38	Arden Group, Inc., Class – A	5
5,129	Casey's General Stores, Inc.	359
200	Fairway Group Holdings Corp. (a)	4
170	Harris Teeter Supermarkets, Inc.	8
5,260	Ingles Markets, Inc., Class – A	143
253	Natural Grocers by Vitamin Cottage, Inc. (a)	11
4,462	SUPERVALU, Inc. (a)	33
534	Susser Holdings Corp. (a)	35
4,410	Village Super Market, Inc., Class – A	137
		735
	Footwear — 0.55%
2,354	Crocs, Inc. (a)	37
2,391	Deckers Outdoor Corp. (a)	202
707	Iconix Brand Group, Inc. (a)	28
1,737	Steven Madden Ltd. (a)	64
1,418	Tumi Holdings, Inc. (a)	32
9,738	Wolverine World Wide, Inc.	331
		694
	Forest Products — 0.20%
5,834	Boise Cascade Co. (a)	171
334	Deltic Timber Corp.	23

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Forest Products (continued)
2,903	Louisiana-Pacific Corp. (a)	$54
		248
	Gas Utilities — 0.33%
178	South Jersey Industries, Inc.	10
1,030	Southwest Gas Corp.	58
8,470	UGI Corp.	351
		419
	General Merchandise Stores — 0.19%
9,785	Fred's, Inc., Class – A	181
7,240	Gordmans Stores, Inc.	56
		237
	Gold — 0.14%
6,680	Agnico-Eagle Mines Ltd.	176
3,172	Midway Gold Corp. (a)	3
		179
	Health Care Distributors — 0.58%
2,340	MWI Veterinary Supply, Inc. (a)	400
7,284	Owens & Minor, Inc.	266
2,670	PharMerica Corp. (a)	57
		723
	Health Care Equipment & Supplies — 3.54%
654	Abaxis, Inc. (a)	26
1,147	Abiomed, Inc. (a)	31
2,195	Accuray, Inc. (a)	19
2,123	Align Technology, Inc. (a)	121
224	Anika Therapeutics, Inc. (a)	9
3,326	Antares Pharma, Inc. (a)	15
683	ArthroCare Corp. (a)	27
641	AtriCure, Inc. (a)	12
47	Atrion Corp.	14
1,010	BIOLASE, Inc. (a)	3
970	Cantel Medical Corp.	33
662	Cardiovascular Systems, Inc. (a)	23
2,028	Cerus Corp. (a)	13
5,300	CryoLife, Inc.	59
792	Cyberonics, Inc. (a)	52
200	Cynosure, Inc. (a)	5
19,526	DexCom, Inc. (a)	691
1,470	Edwards Lifesciences Corp. (a)	97
1,781	Endologix, Inc. (a)	31
1,031	GenMark Diagnostics, Inc. (a)	14
1,617	Globus Medical, Inc. (a)	33
1,380	Greatbatch, Inc. (a)	61
1,474	Haemonetics Corp. (a)	62
1,974	HeartWare International, Inc. (a)	185

Shares	Security Description	Value (000)
	Health Care Equipment & Supplies (continued)
348	ICU Medical, Inc. (a)	$22
16,096	Insulet Corp. (a)	597
321	Integra LifeSciences Holdings Corp. (a)	15
137	LDR Holding Corp.	3
1,414	Masimo Corp. (a)	41
200	Medical Action Industries, Inc. (a)	2
1,229	Meridian Bioscience, Inc.	33
529	Natus Medical, Inc. (a)	12
3,291	Navidea Biopharmaceuticals, Inc. (a)	7
4,188	Neogen Corp. (a)	191
281	NuVasive, Inc. (a)	9
1,786	NxStage Medical, Inc. (a)	18
173	Oxford Immunotec Global PLC	3
100	PhotoMedex, Inc. (a)	1
831	Quidel Corp. (a)	26
200	Rockwell Medical Technologies, Inc. (a)	2
3,574	Sirona Dental Systems, Inc. (a)	251
1,035	STAAR Surgical Co. (a)	17
2,859	STERIS Corp.	137
400	SurModics, Inc. (a)	10
15,450	Symmetry Medical, Inc. (a)	156
100	Tandem Diabetes Care, Inc. (a)	3
800	TearLab Corp. (a)	7
4,384	The Cooper Cos., Inc.	543
1,194	The Spectranetics Corp. (a)	30
1,657	Thoratec Corp. (a)	61
38,453	Unilife Corp. (a)	169
100	Utah Medical Products, Inc.	6
502	Vascular Solutions, Inc. (a)	12
1,555	Volcano Corp. (a)	34
7,554	West Pharmaceutical Services, Inc.	371
550	Zeltiq Aesthetics, Inc. (a)	10
		4,435
	Health Care Providers & Services — 2.59%
5,650	Acadia Healthcare Co., Inc. (a)	267
1,738	Accretive Health, Inc. (a)	16
1,119	Air Methods Corp. (a)	65
46	Alliance HealthCare Services, Inc. (a)	1
1,470	Almost Family, Inc. (a)	48
1,287	AMN Healthcare Services, Inc. (a)	19
1,237	AmSurg Corp. (a)	57
686	Bio-Reference Laboratories, Inc. (a)	18
400	BioScrip, Inc. (a)	3
848	Capital Senior Living Corp. (a)	20
3,194	Catamaran Corp. (a)	152
6,094	Chemed Corp.	467
1,360	Community Health Systems, Inc. (a)	53

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Providers & Services (continued)
334	CorVel Corp. (a)	$16
1,193	Emeritus Corp. (a)	26
856	ExamWorks Group, Inc. (a)	26
11,580	Five Star Quality Care, Inc. (a)	64
949	Gentiva Health Services, Inc. (a)	12
443	Hanger, Inc. (a)	17
3,641	HealthSouth Corp.	121
581	Healthways, Inc. (a)	9
2,526	HMS Holdings Corp. (a)	57
496	IPC The Hospitalist Co., Inc. (a)	29
2,760	Kindred Healthcare, Inc.	54
282	Landauer, Inc.	15
2,250	LHC Group, Inc. (a)	54
7,460	LifePoint Hospitals, Inc. (a)	394
4,450	MEDNAX, Inc. (a)	238
820	National Healthcare Corp.	44
100	National Research Corp., Class – A (a)	2
2,204	Providence Service Corp. (a)	57
5,510	Select Medical Holdings Corp.	64
12,860	Skilled Healthcare Group, Inc. (a)	62
89	Surgical Care Affiliates, Inc. (a)	3
1,989	Team Health Holdings, Inc. (a)	91
1,748	The Ensign Group, Inc.	77
353	U.S. Physical Therapy, Inc.	12
16,307	VCA Antech, Inc. (a)	512
		3,242
	Health Care Technology — 0.67%
2,112	athenahealth, Inc. (a)	285
328	Computer Programs & Systems, Inc.	20
584	HealthStream, Inc. (a)	19
1,735	MedAssets, Inc. (a)	34
4,360	Medidata Solutions, Inc. (a)	264
1,627	Merge Healthcare, Inc. (a)	4
7,206	Omnicell, Inc. (a)	184
1,181	Quality Systems, Inc.	25
518	Vocera Communications, Inc. (a)	8
		843
	Heavy Electrical Equipment — 0.04%
723	AZZ, Inc.	35
9,208	Capstone Turbine Corp. (a)	12
68	Power Solutions International, Inc. (a)	5
		52
	Home Entertainment Software — 0.17%
6,430	Electronic Arts, Inc. (a)	147
1,500	Glu Mobile, Inc. (a)	6

Shares	Security Description	Value (000)
	Home Entertainment Software (continued)
1,011	RealD, Inc. (a)	$9
360	Rosetta Stone, Inc. (a)	4
2,390	Take-Two Interactive Software, Inc. (a)	42
		208
	Home Improvement Retail — 0.08%
796	Lumber Liquidators Holdings, Inc. (a)	81
141	Sears Hometown And Outlet Stores, Inc. (a)	4
546	The Tile Shop Holdings, Inc. (a)	10
		95
	Homebuilding — 0.19%
400	Beazer Homes USA, Inc. (a)	10
190	Cavco Industries, Inc. (a)	13
3,158	Meritage Homes Corp. (a)	151
1,328	The Ryland Group, Inc.	58
17	TRI Pointe Homes, Inc. (a)	—
408	William Lyon Homes, Class – A (a)	9
		241
	Homefurnishing Retail — 0.30%
631	Ethan Allen Interiors, Inc.	19
316	Kirkland's, Inc. (a)	7
404	La-Z-Boy, Inc.	13
399	Mattress Firm Holding Corp. (a)	17
2,733	Pier 1 Imports, Inc.	63
523	Restoration Hardware Holdings, Inc. (a)	35
10,638	Select Comfort Corp. (a)	225
		379
	Hotels, Resorts & Cruise Lines — 0.03%
252	Diamond Resorts International, Inc. (a)	5
1,165	Interval Leisure Group, Inc.	36
300	Morgans Hotel Group Co. (a)	2
		43
	Hotels, Restaurants & Leisure — 0.11%
142	ClubCorp Holdings, Inc.	3
1,830	International Speedway Corp., Class – A	65
5,200	Marcus Corp.	70
98	Potbelly Corp. (a)	2
		140
	Household Appliances — 0.31%
1,910	Helen of Troy Ltd. (a)	95
823	iRobot Corp. (a)	29
2,426	Snap-on, Inc.	265
		389
	Household Durables — 0.14%
3,330	Flexsteel Industries, Inc.	101
2,369	Hovnanian Enterprises, Inc., Class – A (a)	16
2,381	KB Home	44

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Household Durables (continued)
189	LGI Homes, Inc.	$3
200	M/I Homes, Inc. (a)	5
234	MDC Holdings, Inc. (a)	8
99	WCI Communities, Inc. (a)	2
		179
	Household Products — 0.07%
200	Central Garden & Pet Co., Class – A (a)	1
152	Orchids Paper Products Co.	5
632	Spectrum Brands Holdings, Inc.	45
451	WD-40 Co.	34
		85
	Housewares & Specialties — 0.31%
296	Blyth, Inc.	3
3,370	CSS Industries, Inc.	97
311	EveryWare Global, Inc. (a)	3
6,050	Lifetime Brands, Inc.	95
2,081	Tupperware Brands Corp.	196
		394
	Human Resource & Employment Services — 0.32%
202	Barrett Business Services, Inc.	19
428	GP Strategies Corp. (a)	13
664	Insperity, Inc.	24
1,980	Kelly Services, Inc., Class – A	49
745	Kforce, Inc.	15
1,348	On Assignment, Inc. (a)	47
1,204	TrueBlue, Inc. (a)	31
3,514	WageWorks, Inc. (a)	209
		407
	Hypermarkets & Super Centers — 0.05%
545	PriceSmart, Inc.	63
	Industrial Conglomerates — 0.29%
1,648	Carlisle Cos., Inc.	130
3,180	Kimball International, Inc., Class – B	48
603	Libbey, Inc. (a)	13
1,069	Raven Industries, Inc.	44
20	Seaboard Corp. (a)	56
1,056	Standex International Corp.	66
269	Tredegar Industries, Inc.	8
		365
	Industrial Machinery — 2.27%
10,780	Actuant Corp., Class – A	394
758	Altra Holdings, Inc.	26
2,790	Ampco-Pittsburgh Corp.	54
427	Badger Meter, Inc.	23
1,457	Blount International, Inc. (a)	21

Shares	Security Description	Value (000)
	Industrial Machinery (continued)
2,695	Briggs & Stratton Corp.	$59
878	Chart Industries, Inc. (a)	84
30	CIRCOR International, Inc.	2
1,438	CLARCOR, Inc.	93
1,000	Dynamic Materials Corp.	22
608	Energy Recovery, Inc. (a)	3
306	ENPRO Industries, Inc. (a)	18
223	ESCO Technologies, Inc.	8
400	Flow International Corp. (a)	2
302	Graham Corp.	11
6,470	Harsco Corp.	181
1,052	Hyster-Yale Materials Handling, Inc.	98
2,310	IDEX Corp.	171
865	John Bean Technologies Corp.	25
4,161	Kennametal, Inc.	217
3,904	Lincoln Electric Holdings, Inc.	279
809	Mueller Industries, Inc.	51
33,543	Mueller Water Products, Inc., Class – A	313
100	Omega Flex, Inc.	2
2,550	Pall Corp.	218
1,073	Pentair Ltd. – Registered	83
490	Proto Labs, Inc. (a)	35
675	RBC Bearings, Inc. (a)	48
897	Rexnord Corp. (a)	24
635	Sun Hydraulics Corp.	26
543	Tennant Co.	37
170	The ExOne Co. (a)	10
401	The Gorman-Rupp Co.	13
546	The Middleby Corp. (a)	131
1,321	TriMas Corp. (a)	53
345	Xerium Technologies, Inc. (a)	6
		2,841
	Industrial Real Estate Investment Trusts — 0.17%
810	DuPont Fabros Technology, Inc.	20
3,332	EastGroup Properties, Inc.	193
		213
	Insurance — 0.13%
300	Crawford & Co.	3
535	eHealth, Inc. (a)	25
1,770	EMC Insurance Group, Inc.	54
100	Enstar Group Ltd. (a)	14
165	Infinity Property & Casualty Corp.	12
4,857	Maiden Holdings Ltd.	53
62	National Interstate Corp.	1
53	United Fire Group, Inc.	2
		164

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Integrated Oil & Gas — 0.17%
4,088	Interoil Corp. (a)	$210
	Integrated Telecommunication Services — 0.06%
271	Atlantic Tele-Network, Inc.	15
100	Cbeyond, Inc. (a)	1
1,993	Cincinnati Bell, Inc. (a)	7
1,198	Consolidated Communications Holdings, Inc.	25
566	FairPoint Communications, Inc. (a)	6
844	General Communication, Inc., Class – A (a)	9
400	HickoryTech Corp.	5
400	IDT Corp.	7
		75
	Internet Retail — 0.15%
11,280	1-800-FLOWERS.COM, Inc., Class – A (a)	62
364	Blue Nile, Inc. (a)	17
862	NutriSystem, Inc.	14
712	Orbitz Worldwide, Inc. (a)	5
341	Overstock.com, Inc. (a)	10
612	PetMed Express, Inc.	10
204	RetailMeNot, Inc. (a)	6
1,094	Shutterfly, Inc. (a)	56
700	Vitacost.com, Inc. (a)	4
		184
	Internet Software & Services — 2.77%
3,660	Akamai Technologies, Inc. (a)	173
709	Angie's List, Inc. (a)	11
792	Bazaarvoice, Inc. (a)	6
67	Benefitfocus, Inc. (a)	4
766	Blucora, Inc. (a)	22
14,679	Brightcove, Inc. (a)	208
400	Carbonite, Inc. (a)	5
178	ChannelAdvisor Corp. (a)	7
384	Chegg, Inc.	3
14,360	Cogent Communications Group, Inc.	580
1,057	comScore, Inc. (a)	30
863	Constant Contact, Inc. (a)	27
3,753	Cornerstone OnDemand, Inc. (a)	200
141	Cvent, Inc. (a)	5
1,137	DealerTrack Holdings, Inc. (a)	55
495	Demandware, Inc. (a)	32
9,739	Dice Holdings, Inc. (a)	71
418	E2open, Inc. (a)	10
11,800	EarthLink, Inc.	60
400	eGain Corp. (a)	4
292	Endurance International Group Holdings, Inc. (a)	4
670	Envestnet, Inc. (a)	27

Shares	Security Description	Value (000)
	Internet Software & Services (continued)
692	Global Eagle Entertainment, Inc. (a)	$10
100	Global Sources Ltd. (a)	1
185	Gogo, Inc. (a)	5
3,920	Intralinks Holdings, Inc. (a)	47
2,533	j2 Global, Inc.	127
693	Liquidity Services, Inc. (a)	16
1,589	LivePerson, Inc. (a)	24
719	LogMeln, Inc. (a)	24
300	Marin Software, Inc. (a)	3
207	Marketo, Inc. (a)	8
929	Millennial Media, Inc. (a)	7
55,000	Monster Worldwide, Inc. (a)	392
1,180	Move, Inc. (a)	19
1,911	NIC, Inc.	48
653	OpenTable, Inc. (a)	52
100	Perficient, Inc. (a)	2
23,020	QuinStreet, Inc. (a)	200
262	Reis, Inc. (a)	5
11,348	Responsys, Inc. (a)	311
118	Rocket Fuel, Inc. (a)	7
658	SciQuest, Inc. (a)	19
600	Spark Networks, Inc. (a)	4
445	SPS Commerce, Inc. (a)	29
387	Stamps.com, Inc. (a)	16
1,600	Support.com, Inc. (a)	6
120	Textura Corp. (a)	4
255	Travelzoo, Inc. (a)	5
819	Trulia, Inc. (a)	29
2,902	Unwired Planet, Inc. (a)	4
4,814	ValueClick, Inc. (a)	113
940	VistaPrint NV (a)	53
100	Vocus, Inc. (a)	1
4,961	Web.com Group, Inc. (a)	158
836	WebMD Health Corp. (a)	33
90	Wix.com Ltd. (a)	2
811	XO Group, Inc. (a)	12
236	Xoom Corp. (a)	6
903	Yelp, Inc. (a)	62
671	Zillow, Inc., Class – A (a)	55
1,632	Zix Corp. (a)	7
		3,470
	Investment Banking & Brokerage — 0.56%
3,779	BGC Partners, Inc., Class – A	23
906	Evercore Partners, Inc., Class – A	54
1,093	FXCM, Inc., Class – A	19
818	Greenhill & Co., Inc.	47
2,439	International Fcstone, Inc. (a)	45

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Investment Banking & Brokerage (continued)
900	Kcg Holdings, Inc. (a)	$11
3,015	Ladenburg Thalmann Financial Services, Inc. (a)	9
2,300	LPL Financial Holdings, Inc.	108
1,960	Oppenheimer Holdings, Inc., Class – A	49
4,315	Raymond James Financial, Inc.	226
2,227	Stifel Financial Corp. (a)	107
		698
	IT Consulting & Other Services — 0.75%
550	Acxiom Corp. (a)	20
3,480	Booz Allen Hamilton Holding Corp.	67
839	CACI International, Inc., Class – A (a)	61
3,812	Computer Task Group, Inc.	72
619	EPAM Systems, Inc. (a)	22
1,439	Euronet Worldwide, Inc. (a)	69
370	Forrester Research, Inc.	14
2,690	iGATE Corp. (a)	108
1,400	Leidos Holdings, Inc.	65
1,450	Lionbridge Technologies, Inc. (a)	9
69	Luxoft Holding, Inc. (a)	3
2,038	ManTech International Corp., Class – A	61
1,979	MAXIMUS, Inc.	87
3,176	Sapient Corp. (a)	55
1,790	Science Applications International Corp.	59
1,700	ServiceSource International, Inc. (a)	14
10,805	The Hackett Group, Inc.	67
2,073	Unisys Corp. (a)	70
600	Virtusa Corp. (a)	23
		946
	Leisure Facilities — 0.14%
2,041	Life Time Fitness, Inc. (a)	96
1,038	Vail Resorts, Inc.	78
		174
	Leisure Products — 0.31%
368	Arctic Cat, Inc.	21
2,482	Brunswick Corp.	115
3,460	Johnson Outdoors, Inc., Class – A	93
11,090	Leapfrog Enterprises, Inc. (a)	88
339	Marine Products Corp.	3
900	Nautilus, Inc. (a)	8
1,663	Smith & Wesson Holding Corp. (a)	22
562	Sturm, Ruger & Co., Inc.	41
		391
	Life & Health Insurance — 0.78%
18,727	American Equity Investment Life Holding Co.	493

Shares	Security Description	Value (000)
	Life & Health Insurance (continued)
1,156	FBL Financial Group, Inc., Class – A	$52
5,656	Primerica, Inc.	243
2,787	Protective Life Corp.	141
2,880	Symetra Financial Corp.	55
		984
	Life Sciences Tools & Services — 0.99%
325	Accelerate Diagnostics, Inc. (a)	4
510	Bio-Rad Laboratories, Inc., Class – A (a)	63
3,330	Bruker Biosciences Corp. (a)	66
3,446	Cambrex Corp. (a)	61
1,220	Charles River Laboratories International, Inc. (a)	65
5,441	Exelixis, Inc. (a)	33
738	Fluidigm Corp. (a)	28
13,190	Harvard Bioscience, Inc. (a)	62
2,550	Illumina, Inc. (a)	282
1,105	Luminex Corp. (a)	21
1,045	NeoGenomics, Inc. (a)	4
8,024	PAREXEL International Corp. (a)	364
4,777	QIAGEN NV (a)	114
3,600	Sequenom, Inc. (a)	8
710	Techne Corp.	67
		1,242
	Machinery — 0.42%
136	Albany International Corp., Class – A	5
1,220	American Railcar Industries	56
6,735	Columbus McKinnon Corp./NY (a)	183
4,100	Hardinge, Inc.	59
5,200	ITT Corp.	226
68	Watts Water Technologies, Inc.	4
		533
	Managed Health Care — 0.70%
1,575	Centene Corp. (a)	93
1,880	Health Net, Inc. (a)	56
690	Magellan Health Services, Inc. (a)	41
2,439	Molina Heathcare, Inc. (a)	85
2,850	Triple-S Management Corp., Class – A (a)	55
7,930	WellCare Health Plans, Inc. (a)	558
		888
	Marine — 0.19%
3,020	CAI International, Inc. (a)	71
1,361	Kirby Corp. (a)	135
1,264	Matson, Inc.	33
		239
	Media — 0.41%
1,160	AOL, Inc. (a)	54
55	Ascent Capital Group, Inc. (a)	5

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Media (continued)
4,890	Entercom Communications Corp. (a)	$51
43,803	Harte-Hanks, Inc.	342
5,320	Journal Communications, Inc., Class – A (a)	50
138	SFX Entertainment, Inc. (a)	2
1,168	The McClatchy Co., Class – A (a)	4
		508
	Metal & Glass Containers — 0.54%
133	AEP Industries, Inc. (a)	7
3,307	AptarGroup, Inc.	224
16,151	Berry Plastics Group, Inc. (a)	385
1,230	Greif, Inc., Class – A	64
100	Myers Industries, Inc.	2
		682
	Metals & Mining — 0.17%
1,520	Hecla Mining Co.	5
950	Kaiser Aluminum Corp.	66
3,160	Nn, Inc.	64
650	Walter Energy, Inc.	11
1,526	Worthington Industries, Inc.	64
		210
	Mortgage Real Estate Investment Trusts — 0.40%
2,327	AG Mortgage Investment Trust, Inc.	36
9,760	Anworth Mortgage Asset Corp.	41
11,320	Armour Residential REIT, Inc.	45
4,241	Capstead Mortgage Corp.	51
6,430	Dynex Capital, Inc.	51
3,130	Hatteras Financial Corp.	51
4,000	JAVELIN Mortgage Investment Corp.	56
8,825	Redwood Trust, Inc.	172
100	ZAIS Financial Corp.	2
		505
	Movies & Entertainment — 0.45%
178	Carmike Cinemas, Inc. (a)	5
6,390	Imax Corp. (a)	188
9,860	Lions Gate Entertainment Corp.	313
2,450	Regal Entertainment Group, Class – A	48
298	Rentrak Corp. (a)	11
100	World Wrestling Entertainment, Inc., Class – A	2
		567
	Multi-line Insurance — 0.41%
6,452	American Financial Group, Inc.	373
2,980	HCC Insurance Holdings, Inc.	137
		510

Shares	Security Description	Value (000)
	Multiline Retail — 0.05%
1,603	Big Lots, Inc. (a)	$51
270	Burlington Stores, Inc. (a)	9
		60
	Multi-Sector Holdings — 0.15%
6,775	Leucadia National Corp.	192
	Multi-Utilities — 0.37%
4,507	Black Hills Corp.	236
1,308	NorthWestern Corp.	57
2,356	PNM Resources, Inc.	56
3,220	TECO Energy, Inc.	56
1,514	Vectren Corp.	54
		459
	Office Real Estate Investment Trusts — 0.41%
2,966	Alexandria Real Estate Equities, Inc.	188
3,848	Brandywine Realty Trust	54
5,908	Corporate Office Properties Trust	140
2,450	CyrusOne, Inc.	55
790	Highwoods Properties, Inc.	29
4,407	Lexington Realty Trust	45
		511
	Office Services & Supplies — 0.77%
5,700	ACCO Brands Corp. (a)	38
35,173	ARC Document Solutions, Inc. (a)	288
284	Costa, Inc. (a)	6
9,708	Herman Miller, Inc.	287
1,233	HNI Corp.	48
1,686	Interface, Inc.	37
963	Knoll, Inc.	18
822	Mine Safety Appliances Co.	42
307	Steelcase, Inc., Class – A	5
2,734	Sykes Enterprises, Inc. (a)	60
1,825	United Stationers, Inc.	84
2,170	West Corp.	56
		969
	Oil & Gas Drilling — 0.50%
9,615	Atwood Oceanics, Inc. (a)	513
2,190	Patterson-UTI Energy, Inc.	55
1,040	Unit Corp. (a)	54
		622
	Oil & Gas Equipment & Services — 0.75%
2,240	C&J Energy Services, Inc. (a)	52
1,650	Dawson Geophysical Co. (a)	56
2,481	Dril-Quip, Inc. (a)	273
578	Forum Energy Technologies, Inc. (a)	16
375	Geospace Technologies Corp. (a)	36
100	Global Geophysical Services, Inc. (a)	—

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil & Gas Equipment & Services (continued)
7,120	Helix Energy Solutions Group, Inc. (a)	$165
865	ION Geophysical Corp. (a)	3
100	Matrix Service Co. (a)	2
6,372	Newpark Resources, Inc. (a)	78
347	RigNet, Inc. (a)	17
9,053	Superior Energy Services, Inc. (a)	241
425	TGC Industries, Inc. (a)	3
		942
	Oil & Gas Exploration & Production — 1.50%
2,152	Abraxas Petroleum Corp. (a)	7
66	Apco Oil & Gas International, Inc. (a)	1
573	Approach Resources, Inc. (a)	11
208	Athlon Energy, Inc. (a)	6
4,936	Bill Barrett Corp. (a)	132
3,365	Bonanza Creek Energy, Inc. (a)	146
7,612	Cabot Oil & Gas Corp.	295
12,319	Carrizo Oil & Gas, Inc. (a)	552
81	Contango Oil & Gas Co. (a)	4
2,476	Continental Resources, Inc. (a)	279
578	Diamondback Energy, Inc. (a)	31
2,030	Energy XXI (Bermuda) Ltd.	55
500	Evolution Petroleum Corp.	6
1,715	FX Energy, Inc. (a)	6
1,624	Gastar Exploration Ltd. (a)	11
869	Goodrich Petroleum Corp. (a)	15
29	Isramco, Inc. (a)	4
7,692	Kodiak Oil & Gas Corp. (a)	86
1,600	Magnum Hunter Resources Corp. (a)	12
200	Panhandle Oil & Gas, Inc., Class – A	7
100	Renewable Energy Group, Inc. (a)	1
1,771	Rosetta Resources, Inc. (a)	85
76	Sanchez Energy Corp. (a)	2
1,500	Synergy Resources Corp. (a)	14
300	Triangle Petroleum Corp. (a)	2
908	VAALCO Energy, Inc. (a)	6
3,380	W&T Offshore, Inc.	54
16,390	Warren Resources, Inc. (a)	51
500	ZaZa Energy Corp. (a)	—
		1,881
	Oil & Gas Refining & Marketing — 0.57%
900	Amyris, Inc. (a)	5
2,015	Clean Energy Fuels Corp. (a)	26
1,380	CVR Energy, Inc.	60
2,427	Delek US Holdings, Inc.	84
3,050	Green Plains Renewable Energy, Inc.	59
1,760	PBF Energy, Inc.	55

Shares	Security Description	Value (000)
	Oil & Gas Refining & Marketing (continued)
6,655	Rentech, Inc. (a)	$12
7,260	Rex Energy Corp. (a)	143
2,253	Western Refining, Inc.	96
4,148	World Fuel Services Corp.	178
		718
	Oil & Gas Storage & Transportation — 0.14%
1,239	Crosstex Energy, Inc.	45
136,440	Enbridge Energy Management LLC (a)(b)	—
3,290	Ship Finance International Ltd.	54
951	Targa Resources Corp.	84
		183
	Oil, Gas & Consumable Fuels — 0.36%
760	Adams Resources & Energy, Inc.	52
2,297	EPL Oil & Gas, Inc. (a)	65
2,051	EXCO Resources, Inc.	11
304	Forest Oil Corp. (a)	1
126	Jones Energy, Inc., Class – A (a)	2
1,600	PetroQuest Energy, Inc. (a)	7
800	Quicksilver Resources, Inc. (a)	2
29,700	SandRidge Energy, Inc. (a)	181
1,131	Semgroup Corp.	74
1,650	Stone Energy Corp. (a)	57
		452
	Packaged Foods & Meats — 0.58%
407	Annie's, Inc. (a)	18
1,522	B&G Foods, Inc., Class – A	52
1,668	Boulder Brands, Inc. (a)	26
370	Calavo Growers, Inc.	11
1,366	Cal-Maine Foods, Inc.	82
2,920	Ingredion, Inc.	199
439	Inventure Foods, Inc. (a)	6
441	J&J Snack Foods Corp.	39
529	Lancaster Colony Corp.	47
100	Lifeway Foods, Inc.	2
1,794	Pilgrim's Pride Corp. (a)	29
676	Sanderson Farms, Inc.	49
213	Snyder's-Lance, Inc.	6
1,112	The Hain Celestial Group, Inc. (a)	101
543	Tootsie Roll Industries, Inc.	18
677	TreeHouse Foods, Inc. (a)	47
		732
	Paper & Forest Products — 0.05%
720	Domtar Corp.	68
	Paper Packaging — 0.11%
2,195	Packaging Corp. of America	139

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Paper Products — 0.24%
483	Clearwater Paper Corp. (a)	$25
1,178	KapStone Paper & Packaging Corp. (a)	66
1,592	Neenah Paper, Inc.	68
3,523	P.H. Glatfelter Co.	97
642	Schweitzer-Mauduit International, Inc.	33
1,385	Wausau Paper Corp.	18
		307
	Personal Products — 0.23%
643	Elizabeth Arden, Inc. (a)	23
324	Inter Parfums, Inc.	12
3,021	Lifevantage Corp. (a)	5
420	Medifast, Inc. (a)	11
1,740	Nature's Sunshine Products, Inc.	30
1,210	Nutraceutical International Corp. (a)	32
3,245	Prestige Brands Holdings, Inc. (a)	116
100	Revlon, Inc., Class – A (a)	2
487	Synutra International, Inc. (a)	4
700	The Female Health Co.	6
590	USANA Health Sciences, Inc. (a)	45
		286
	Pharmaceuticals — 1.04%
620	AcelRx Pharmaceuticals, Inc. (a)	7
1,260	Actavis, Inc. PLC (a)	213
832	Aegerion Pharmaceuticals, Inc. (a)	59
220	Aerie Pharmaceuticals, Inc.	4
1,711	Akorn, Inc. (a)	42
600	Alimera Sciences, Inc. (a)	3
800	Ampio Pharmaceuticals, Inc. (a)	6
105	Aratana Therapeutics, Inc. (a)	2
4,147	Auxilium Pharmaceuticals, Inc. (a)	86
4,296	AVANIR Pharmaceuticals, Inc., Class – A (a)	14
1,000	BioDelivery Sciences International, Inc. (a)	6
1,796	Cadence Pharmaceuticals, Inc. (a)	16
602	Cempra Holdings LLC (a)	7
1,600	Corcept Therapeutics, Inc. (a)	5
6,470	Cornerstone Therapeutics, Inc. (a)	61
1,708	DepoMed, Inc. (a)	18
925	Endocyte, Inc. (a)	10
200	Furiex Pharmaceuticals, Inc. (a)	8
1,572	Hi-Tech Pharmacal Co., Inc. (a)	68
2,615	Impax Laboratories, Inc. (a)	66
560	Lannett Co., Inc. (a)	19
2,362	Nektar Therapeutics (a)	27
200	Omthera Pharmaceutical, Inc. (a)	—
801	Pacira Pharmaceuticals, Inc. (a)	46
6,720	POZEN, Inc.	54

Shares	Security Description	Value (000)
	Pharmaceuticals (continued)
1,502	Questcor Pharmaceuticals, Inc.	$82
1,764	Raptor Pharmaceuticals Corp. (a)	23
139	Relypsa, Inc. (a)	3
700	Repros Therapeutics, Inc. (a)	13
541	Sagent Pharmaceuticals, Inc. (a)	14
1,609	Santarus, Inc. (a)	51
407	Sucampo Pharmaceuticals, Inc., Class – A (a)	4
500	Supernus Pharmaceuticals, Inc. (a)	4
3,451	The Medicines Co. (a)	133
2,300	TherapeuticsMD, Inc. (a)	12
1,888	ViroPharma, Inc. (a)	94
2,979	VIVUS, Inc. (a)	27
200	XenoPort, Inc. (a)	1
		1,308
	Precious Metals & Minerals — 0.02%
1,114	Coeur d'Alene Mines Corp. (a)	12
1,100	Gold Resource Corp.	5
4,283	Paramount Gold & Silver Corp. (a)	4
		21
	Property & Casualty Insurance — 1.67%
880	Alleghany Corp. (a)	353
276	Ambac Financial Group, Inc. (a)	7
740	AmTrust Financial Services, Inc.	24
15,493	Argo Group International Holdings Ltd.	719
14,612	Aspen Insurance Holdings Ltd.	604
640	Employers Holdings, Inc.	20
11	Hallmark Financial Services, Inc. (a)	—
281	HCI Group, Inc.	15
100	Meadowbrook Insurance Group, Inc.	1
1,760	Stewart Information Services Corp.	57
135	Tower Group International Ltd.	—
4,520	Universal Insurance Holdings, Inc.	65
5,146	W.R. Berkley Corp.	223
		2,088
	Publishing — 0.10%
1,729	Scholastic Corp.	58
152	Shutterstock, Inc. (a)	13
1,680	Valassis Communications, Inc.	58
		129
	Railroads — 0.09%
961	Kansas City Southern Industries	119
	Real Estate Investment Trusts (REITs) — 0.42%
2,240	American Capital Mortgage Investment Corp.	39
7,100	Ares Commercial Real Estate Corp.	92
2,650	Ashford Hospitality Prime, Inc.	48
6,500	Ashford Hospitality Trust	54

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Real Estate Investment Trusts (REITs) (continued)
8,710	Cedar Realty Trust, Inc.	$55
7,030	CYS Investments, Inc.	52
3,340	Ellington Residential Mortgage REIT	51
280	Empire State Realty Trust, Inc., Class – A	4
1,104	Healthcare Realty Trust, Inc.	24
3,103	Invesco Mortgage Capital	46
175	Investors Real Estate Trust	2
184	Rexford Industrial Realty	2
456	Sabra Healthcare REIT, Inc.	12
3,160	Western Asset Mortgage Capital Corp.	47
		528
	Real Estate Management & Development — 0.01%
100	Forestar Group, Inc. (a)	2
184	Kennedy-Wilson Holdings, Inc.	4
146	RE/MAX Holdings, Inc., Class – A (a)	5
		11
	Regional Banks — 4.34%
18,350	BancorpSouth, Inc.	466
656	Bank of the Ozarks, Inc.	37
29,006	BBCN Bancorp, Inc.	481
1,140	Camden National Corp.	48
42,531	CapitalSource, Inc.	612
1,110	Century Bancorp, Inc., Class – A	37
10,947	Columbia Banking System, Inc.	301
6,530	Cullen/Frost Bankers, Inc.	486
2,750	First Bancorp, Inc. Maine	48
210	First Citizens BancShares, Inc., Class – A	47
2,830	First Community Bancshares, Inc.	47
1,730	First Interstate BancSystem, Inc.	49
1,700	Great Southern Bancorp, Inc.	52
1,610	Heartland Financial USA, Inc.	46
1,850	International Bancshares Corp.	49
173	Investors Bancorp, Inc.	4
2,880	MainSource Financial Group, Inc.	52
65,427	National Penn Bancshares, Inc.	742
1,890	NBT Bancorp, Inc.	49
2,130	Peoples Bancorp, Inc.	48
8,710	Popular, Inc. (a)	250
2,010	Republic Bancorp, Inc., Class – A	49
79,800	Synovus Financial Corp.	287
40,755	TCF Financial Corp.	663
13,653	Webster Financial Corp.	426
1,550	WesBanco, Inc.	50
		5,426

Shares	Security Description	Value (000)
	Reinsurance — 0.22%
1,649	Everest Re Group Ltd.	$256
221	Greenlight Capital Re Ltd. (a)	7
207	Third Point Reinsurance Ltd. (a)	4
		267
	Research and Consulting Services — 0.54%
419	Acacia Research Corp./Acacia Technologies LLC	6
5,080	CBIZ, Inc. (a)	46
829	CoStar Group, Inc. (a)	153
389	Exponent, Inc.	30
200	Franklin Covey Co. (a)	4
91	Huron Consulting Group, Inc. (a)	6
1,350	ICF International, Inc. (a)	47
485	Mistras Group, Inc. (a)	10
2,366	Odyssey Marine Exploration, Inc. (a)	5
800	Pendrell Corp. (a)	2
11,010	RPX Corp. (a)	186
1,026	The Advisory Board Co. (a)	65
971	The Corporate Executive Board Co.	75
960	VSE Corp.	46
		681
	Residential Real Estate Investment Trusts — 0.36%
3,243	Associated Estates Realty Corp.	52
1,340	Equity Lifestyle Properties, Inc.	49
5,030	Mid-America Apartment Communities, Inc.	305
1,027	Sun Communities, Inc.	44
100	UMH Properties, Inc.	1
		451
	Restaurants — 1.04%
707	AFC Enterprises, Inc. (a)	27
694	BJ's Restaurant, Inc. (a)	22
1,632	Bloomin' Brands, Inc. (a)	39
1,300	Bob Evans Farms, Inc.	66
555	Bravo Brio Restaurant Group, Inc. (a)	9
3,412	Buffalo Wild Wings, Inc. (a)	503
1,924	CEC Entertainment, Inc.	86
471	Chuy's Holdings, Inc. (a)	17
567	Cracker Barrel Old Country Store, Inc.	62
100	Del Frisco's Restaurant Group, Inc. (a)	2
2,142	Denny's Corp. (a)	15
257	DineEquity, Inc.	21
400	Diversified Restaurant Holdings, Inc. (a)	2
4,280	Einstein Noah Restaurant Group, Inc.	62
618	Fiesta Restaurant Group, Inc. (a)	32
228	Ignite Restaurant Group, Inc. (a)	3
1,042	Jack in the Box, Inc. (a)	52
500	Jamba, Inc. (a)	6

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Restaurants (continued)
1,876	Krispy Kreme Doughnuts, Inc. (a)	$36
86	Nathan's Famous, Inc. (a)	4
140	Noodles & Co. (a)	5
930	Papa John's International, Inc.	42
363	Red Robin Gourmet Burgers, Inc. (a)	27
1,082	Ruth's Hospitality Group, Inc.	15
1,321	Sonic Corp. (a)	27
1,790	Texas Roadhouse, Inc., Class – A	50
1,541	The Cheesecake Factory, Inc.	75
		1,307
	Retail Real Estate Investment Trusts — 0.21%
299	Acadia Realty Trust	7
61	Alexander's, Inc.	20
2,910	CBL & Associates Properties, Inc.	52
3,828	Glimcher Realty Trust	36
2,060	Inland Real Estate Corp.	22
2,778	Pennsylvania Real Estate Investment Trust	53
3,414	Ramco-Gershenson Properties Trust	54
233	Saul Centers, Inc.	11
564	Urstadt Biddle Properties, Inc., Class – A	10
		265
	Security & Alarm Services — 0.07%
2,417	The Brink's Co.	83
	Semiconductor Equipment — 1.11%
3,266	Advanced Energy Industries, Inc. (a)	75
8,210	Amkor Technology, Inc. (a)	50
2,625	Cabot Microelectronics Corp. (a)	120
5,067	Entegris, Inc. (a)	59
4,014	FEI Co.	359
3,354	GT Advanced Technologies, Inc. (a)	29
738	PDF Solutions, Inc. (a)	19
100	Rubicon Technology, Inc. (a)	1
200	Rudolph Technologies, Inc. (a)	2
17,401	SunEdison, Inc. (a)	227
2,926	Teradyne, Inc. (a)	52
5,390	Tessera Technologies, Inc.	106
9,700	Ultratech, Inc. (a)	281
270	Veeco Instruments, Inc. (a)	9
		1,389
	Semiconductors — 3.17%
7,590	Alpha & Omega Semiconductor Ltd. (a)	59
4,095	Altera Corp.	133
560	Ambarella, Inc. (a)	19
2,162	Applied Micro Circuits Corp. (a)	29
1,480	Cavium, Inc. (a)	51

Shares	Security Description	Value (000)
	Semiconductors (continued)
758	Cirrus Logic, Inc. (a)	$15
37,257	Cypress Semiconductor Corp.	391
20,056	Diodes, Inc. (a)	474
1,132	Exar Corp. (a)	13
17,531	Fairchild Semiconductor International, Inc. (a)	234
909	Hittite Microwave Corp. (a)	56
302	Inphi Corp. (a)	4
4,517	Integrated Silicon Solution, Inc. (a)	55
600	Intermolecular, Inc. (a)	3
11,555	International Rectifier Corp. (a)	301
4,460	IXYS Corp.	58
900	Lattice Semiconductor Corp. (a)	5
319	MA-COM Technology Solutions Holdings, Inc. (a)	5
6,576	Maxim Integrated Products, Inc.	184
715	MaxLinear, Inc. (a)	7
1,409	Micrel, Inc.	14
7,538	Microsemi Corp. (a)	188
10,708	Monolithic Power Systems, Inc. (a)	371
1,200	MoSys, Inc. (a)	7
129	NVE Corp. (a)	8
20,693	ON Semiconductor Corp. (a)	171
854	Peregrine Semiconductor Corp. (a)	6
1,300	PLX Technology, Inc. (a)	9
3,331	Power Integrations, Inc.	186
3,305	Rambus, Inc. (a)	31
7,255	RF Micro Devices, Inc. (a)	37
1,943	Semtech Corp. (a)	49
2,269	Silicon Image, Inc. (a)	14
1,907	Silicon Laboratories, Inc. (a)	83
13,508	Skyworks Solutions, Inc. (a)	386
4,092	Spansion, Inc., Class – A (a)	57
1,198	SunPower Corp. (a)	36
25,590	TriQuint Semiconductor, Inc. (a)	213
		3,962
	Semiconductors & Semiconductor Equipment — 0.29%
13,600	Atmel Corp. (a)	107
11,107	Integrated Device Technology, Inc. (a)	114
421	Nanometrics, Inc. (a)	8
3,440	OmniVision Technologies, Inc. (a)	59
6,120	Photronics, Inc. (a)	55
2,566	PMC – Sierra, Inc. (a)	16
		359
	Soft Drinks — 0.05%
771	Coca-Cola Bottling Co. Consolidated	56
336	National Beverage Corp. (a)	7
		63

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software — 0.18%
110	Barracuda Networks, Inc.	$4
7,700	Fortinet, Inc. (a)	148
700	SeaChange International, Inc. (a)	9
28,230	Telecommunication Systems, Inc. (a)	65
		226
	Specialized Consumer Services — 0.59%
478	Carriage Services, Inc.	9
3,804	Hillenbrand, Inc.	112
129	JTH Holding, Inc., Class – A (a)	3
1,796	LifeLock, Inc. (a)	29
8,604	Matthews International Corp., Class – A	368
1,560	Outerwall, Inc. (a)	105
1,979	Sotheby's	105
137	Steiner Leisure Ltd. (a)	7
		738
	Specialized Finance — 0.60%
578	Encore Capital Group, Inc. (a)	29
1,930	Interactive Brokers Group, Inc., Class – A	47
1,084	MarketAxess Holdings, Inc.	72
15,839	PHH Corp. (a)	386
4,148	Portfolio Recovery Associates, Inc. (a)	219
		753
	Specialized Real Estate Investment Trusts — 0.61%
29,884	DiamondRock Hospitality Co.	344
1,720	LaSalle Hotel Properties	53
891	LTC Properties, Inc.	32
804	National Health Investors, Inc.	45
3,486	Potlatch Corp.	146
847	Ryman Hospitality Properties, Inc.	35
825	Sovran Self Storage, Inc.	54
4,425	Strategic Hotels & Resorts, Inc. (a)	42
353	Universal Health Realty Income Trust	14
		765
	Specialty Chemicals — 1.26%
1,900	A. Schulman, Inc.	67
304	Advanced Emissions Solutions, Inc. (a)	16
3,013	Albemarle Corp.	191
162	American Pacific Corp. (a)	6
854	Balchem Corp.	50
1,360	Celanese Corp., Series A, Series A	75
2,840	Chemtura Corp. (a)	79
4,317	FutureFuel Corp.	68
4,403	H.B. Fuller Co.	229
648	Innophos Holdings, Inc.	31
634	Innospec, Inc.	29

Shares	Security Description	Value (000)
	Specialty Chemicals (continued)
213	KMG Chemicals, Inc.	$4
10,900	Kraton Performance Polymers, Inc. (a)	252
800	Landec Corp. (a)	10
751	NewMarket Corp.	251
64	OM Group, Inc. (a)	2
1,423	Omnova Solutions, Inc. (a)	13
2,877	PolyOne Corp.	102
100	Quaker Chemical Corp.	8
1,336	Stepan Co.	88
400	Taminco Corp. (a)	8
270	Zep, Inc.	5
		1,584
	Specialty Retail — 0.12%
3,394	Big 5 Sporting Goods Corp.	68
794	Brown Shoe Co., Inc.	22
1,100	Christopher & Banks Corp. (a)	9
1,415	Flotek Industries, Inc. (a)	28
148	Haverty Furniture Cos., Inc.	5
1,900	Office Depot, Inc. (a)	10
1,200	Pacific Sunwear of California, Inc. (a)	4
176	The Container Store Group, Inc. (a)	8
		154
	Specialty Stores — 0.70%
100	Barnes & Noble, Inc. (a)	1
5,495	Cabela's, Inc., Class – A (a)	366
660	Conn's, Inc. (a)	52
940	Five Below, Inc. (a)	41
744	Hibbett Sports, Inc. (a)	50
4,050	Tractor Supply Co.	314
881	Vitamin Shoppe, Inc. (a)	46
72	Winmark Corp.	7
		877
	Steel — 0.63%
6,430	Allegheny Technologies, Inc.	229
2,002	Carpenter Technology Corp.	125
100	Handy & Harman Ltd. (a)	2
2,438	Olympic Steel, Inc.	71
11,131	Schnitzer Steel Industries, Inc., Class – A	363
		790
	Systems Software — 0.58%
703	AVG Technologies NV (a)	12
1,348	CommVault Systems, Inc. (a)	101
2,684	Fleetmatics Group Ltd. (a)	116
56	Gigamon, Inc. (a)	2
598	Imperva, Inc. (a)	29
1,557	Infoblox, Inc. (a)	51

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Systems Software (continued)
767	Progress Software Corp. (a)	$20
653	Proofpoint, Inc. (a)	22
432	Qualys, Inc. (a)	10
200	Rally Software Development Corp. (a)	4
16,121	Rovi Corp. (a)	316
300	VASCO Data Security International, Inc. (a)	2
2,940	Walker & Dunlop, Inc. (a)	48
		733
	Technology Distributors — 0.90%
300	Electro Rent Corp.	6
23,415	Ingram Micro, Inc. (a)	549
17,365	Insight Enterprises, Inc. (a)	394
2,430	PC Connection, Inc.	60
860	SYNNEX Corp. (a)	58
1,102	Tech Data Corp. (a)	57
		1,124
	Textiles, Apparel & Luxury Goods — 0.03%
227	Culp, Inc.	5
2,886	Quiksilver, Inc. (a)	25
79	Vince Holding Corp. (a)	2
		32
	Thrifts & Mortgage Finance — 0.65%
2,750	Apollo Residential Mortgage, Inc.	41
2,202	Bofl Holding, Inc. (a)	173
1,390	Federal Agricultural Mortgage Corp., Class – C	48
1,850	First Defiance Financial Corp.	48
4,360	First Niagara Financial Group, Inc.	46
2,270	HomeStreet, Inc.	45
18,215	MGIC Investment Corp. (a)	154
400	Northfield BanCorp, Inc.	5
419	Oritani Financial Corp.	7
3,160	Provident Financial Holdings	47
1,404	Radian Group, Inc.	20
100	Tree.com, Inc. (a)	3
2,318	WSFS Financial Corp.	180
		817
	Tires & Rubber — 0.00%
222	Cooper Tire & Rubber Co.	5
	Tobacco — 0.07%
4,832	Star Scientific, Inc. (a)	6
1,060	Universal Corp.	57

Shares	Security Description	Value (000)
	Tobacco (continued)
1,317	Vector Group Ltd.	$22
		85
	Trading Companies & Distributors — 1.27%
163	Aceto Corp.	4
4,011	Aircastle Ltd.	77
6,360	Applied Industrial Technologies, Inc.	312
1,401	Beacon Roofing Supply, Inc. (a)	56
1,200	BlueLinx Holdings, Inc. (a)	2
281	DXP Enterprises, Inc. (a)	32
3,141	GATX Corp.	164
837	H&E Equipment Services, Inc. (a)	25
4,930	Houston Wire & Cable Co.	66
523	Kaman Corp.	21
9,847	MRC Global, Inc. (a)	318
381	Rush Enterprises, Inc., Class – A (a)	11
86	Stock Building Supply Holdings, Inc. (a)	2
1,650	TAL International Group, Inc.	95
1,862	Textainer Group Holdings Ltd.	75
3,474	Watsco, Inc.	334
		1,594
	Trucking — 0.52%
190	AMERCO, Inc. (a)	45
40	Celadon Group, Inc.	1
9,978	Con-way, Inc.	396
1,031	Heartland Express, Inc.	20
1,738	Knight Transportation, Inc.	32
200	Quality Distribution, Inc. (a)	3
272	Roadrunner Transportation Systems, Inc. (a)	7
790	Ryder System, Inc.	58
718	Saia, Inc. (a)	23
2,414	Swift Transportation Co. (a)	54
135	Universal Truckload Services, Inc.	4
384	Werner Enterprises, Inc.	9
100	YRC Worldwide, Inc. (a)	2
		654
	Water Utilities — 0.01%
98	American States Water Co.	3
600	Pure Cycle Corp. (a)	4
134	SJW Corp.	4
306	The York Water Co.	6
		17

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (concluded) — December 31, 2013 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Wireless Telecommunication Services — 0.45%
385	Leap Wireless International, Inc. (a)	$7
89,984	NII Holdings, Inc. (a)	248
2,296	NTELOS Holding Corp.	46
1,940	SBA Communications Corp., Class – A (a)	174
620	Shenandoah Telecommunications Co.	16
1,440	Telephone & Data Systems, Inc.	37
2,710	USA Mobility, Inc.	39
		567
	Total Common Stocks	110,453
	Contingent Rights — 0.00%
	Hotels, Restaurants & Leisure — 0.00%
1,010	Caesars Acquisition Co.* (a)	3
	Oil, Gas & Consumable Fuels — 0.00%
2,051	EXCO Resources, Inc. (a)	—
	Total Contingent Rights	3
	Warrant — 0.00%
	Oil & Gas Exploration & Production — 0.00%
160	Magnum Hunter Resources Corp. (a)	—
	Total Warrant	—
	Time Deposit — 2.41%
$3,017	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 1/2/14	3,017
	Total Time Deposit	3,017

Shares or Principal Amount (000)	Security Description	Value (000)
	Mutual Funds — 9.74%
11,997,879	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (c)	$11,998
220,244	SSgA Treasury Money Market Fund, 0.00% (c)	220
	Total Mutual Funds	12,218
	Total Investments (cost $88,076) — 100.21%	125,691
	Liabilities in excess of other assets — (0.21)%	(260)
	Net Assets — 100.00%	$125,431

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on December 31, 2013 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed illiquid by the Specialist Manager and represents 0.00% of the Portfolio.
(c)	The rate disclosed is the rate in effect on December 31, 2013.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The Small Capitalization-Mid Capitalization Equity Portfolio	Frontier Capital Management Company, LLC	IronBridge Capital Management LP	Mellon Capital Management Corporation	Pzena Investment Management, LLC	Total
Common Stocks	22.40%	16.77%	35.56%	13.33%	88.06%
Contingent Rights	—	—	0.00%	—	0.00%
Warrants	—	—	0.00%	—	0.00%
Time Deposits	1.30%	0.63%	—	0.48%	2.41%
Mutual Funds	—	—	9.74%	—	9.74%
Other Assets (Liabilities)	-0.05%	-0.22%	0.05%	0.01%	-0.21%
Total Net Assets	23.65%	17.18%	45.35%	13.82%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 81.93%
	Aerospace & Defense — 1.82%
2,553	AAR Corp.	$72
661	Alliant Techsystems, Inc.	80
1,201	Curtiss-Wright Corp.	75
11,750	Engility Holdings, Inc. (a)	392
6,580	Esterline Technologies Corp. (a)	671
4,159	Exelis, Inc.	79
4,788	GenCorp, Inc. (a)	86
8,976	Moog, Inc., Class – A (a)	610
1,010	National Presto Industries, Inc. (a)	81
29,744	Orbital Sciences Corp. (a)	694
5,630	Triumph Group, Inc.	428
		3,268
	Agricultural Products — 0.04%
3,520	Darling International, Inc. (a)	73
	Air Freight & Logistics — 0.46%
9,230	Air Transport Services Group, Inc. (a)	75
1,850	Atlas Air Worldwide Holdings, Inc. (a)	76
7,578	Hub Group, Inc., Class – A (a)	302
21,880	UTI Worldwide, Inc.	384
		837
	Airlines — 1.65%
4,260	Alaska Air Group, Inc.	313
8,110	American Airlines Group, Inc. (a)	205
5,600	Controladora Vuela Compania de Aviacion SAB de CV, ADR (a)	76
7,770	Hawaiian Holdings, Inc. (a)	75
24,030	JetBlue Airways Corp. (a)	205
4,490	SkyWest, Inc.	67
53,500	United Continental Holdings, Inc. (a)	2,023
		2,964
	Alternative Carriers — 0.17%
26,738	Premiere Global Services, Inc. (a)	310
	Apparel Retail — 0.71%
2,080	Abercrombie & Fitch Co., Class – A	68
51,232	Aeropostale, Inc. (a)	466
9,965	Chico's FAS, Inc.	188
4,880	Stein Mart, Inc.	66
6,666	The Buckle, Inc.	350
2,140	The Cato Corp.	68
5,960	Tilly's, Inc., Class – A (a)	68
		1,274
	Apparel, Accessories & Luxury Goods — 0.77%
1,693	G-III Apparel Group Ltd. (a)	125
28,770	The Jones Group, Inc.	430
7,884	Under Armour, Inc., Class – A (a)	689
5,800	Vera Bradley, Inc. (a)	139
		1,383
	Application Software — 1.76%
6,630	Advent Software, Inc.	232
12,595	Aspen Technology, Inc. (a)	527

Shares	Security Description	Value (000)
	Application Software (continued)
7,060	Compuware Corp.	$79
5,020	EPIQ Systems, Inc.	81
1,250	ePlus, Inc. (a)	71
1,160	Fair Isaac Corp.	73
2,547	Guidewire Software, Inc. (a)	125
3,421	Mentor Graphics Corp.	82
13,090	PROS Holdings, Inc. (a)	523
14,578	PTC, Inc. (a)	516
4,136	SolarWinds, Inc. (a)	156
12,440	Telenav, Inc. (a)	82
599	The Ultimate Software Group, Inc. (a)	92
9,028	TIBCO Software, Inc. (a)	203
24,915	TiVo, Inc. (a)	327
		3,169
	Asset Management & Custody Banks — 0.69%
5,540	Calamos Asset Management, Inc., Class – A	66
4,690	Financial Engines, Inc.	326
13,021	Waddell & Reed Financial, Inc., Class – A	847
		1,239
	Auto Components — 0.10%
13,760	Stoneridge, Inc. (a)	175
	Auto Parts & Equipment — 0.98%
4,084	Autoliv, Inc.	375
32,450	Dana Holding Corp.	637
23,300	Modine Manufacturing Co. (a)	299
3,430	Standard Motor Products, Inc.	126
1,950	Tenneco, Inc. (a)	110
2,840	TRW Automotive Holdings Corp. (a)	211
		1,758
	Automobile Manufacturers — 0.06%
664	Tesla Motors, Inc. (a)	100
	Automotive Retail — 0.40%
960	Group 1 Automotive, Inc.	68
13,820	Murphy USA, Inc. (a)	575
2,780	Sonic Automotive, Inc., Class – A	68
		711
	Biotechnology — 1.66%
8,195	Acadia Pharmaceuticals, Inc. (a)	205
1,593	BioMarin Pharmaceutical, Inc. (a)	112
2,490	Celldex Therapeutics, Inc. (a)	60
1,667	Cellular Dynamics International, Inc. (a)	28
13,569	Cepheid, Inc. (a)	633
6,298	Cubist Pharmaceuticals, Inc. (a)	434
3,298	Emergent BioSolutions, Inc. (a)	76
666	Foundation Medicine, Inc. (a)	16
9,895	Genomic Health, Inc. (a)	290
11,900	InterMune, Inc. (a)	175
5,660	Isis Pharmaceuticals, Inc. (a)	225
12,540	Myriad Genetics, Inc. (a)	263
6,982	NPS Pharmaceuticals, Inc. (a)	212
8,390	PDL BioPharma, Inc.	71

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
6,260	Repligen Corp. (a)	$85
14,280	SciClone Pharmaceuticals, Inc. (a)	72
622	Tesaro, Inc. (a)	18
		2,975
	Building Products — 2.09%
11,885	A.O. Smith Corp.	641
2,300	Armstrong World Industries, Inc. (a)	133
33,266	Griffon Corp.	439
8,820	Lennox International, Inc.	751
15,550	Masonite International Corp. (a)	934
4,665	Trex Co., Inc. (a)	371
8,868	Universal Forest Products, Inc.	462
		3,731
	Capital Markets — 0.33%
2,350	Arlington Asset Investment Corp.	62
6,270	BlackRock Kelso Capital Corp.	58
2,120	FBR & Co. (a)	56
13,620	MCG Capital Corp.	60
5,815	Piper Jaffray Cos., Inc. (a)	230
3,790	RCS Capital Corp., Class – A	70
4,060	WhiteHorse Finance, Inc.	61
		597
	Casinos & Gaming — 0.05%
4,370	Monarch Casino & Resort, Inc. (a)	88
	Coal & Consumable Fuels — 0.22%
3,402	Cloud Peak Energy, Inc. (a)	61
3,850	CONSOL Energy, Inc.	146
7,805	Hallador Energy Co.	63
70,010	KiOR, Inc., Class – A (a)	118
		388
	Commercial Banks — 1.17%
1,900	1st Source, Inc.	61
3,910	Access National Corp.	58
2,400	American National Bankshares, Inc.	63
1,340	C&F Financial Corp.	61
2,960	Enterprise BanCorp, Inc.	63
3,640	Fidelity Southern Corp.	60
2,670	Financial Institutions, Inc.	66
16,765	First Midwest BanCorp, Inc.	294
2,580	Horizon Bancorp	65
2,960	Mercantile Bank Corp.	64
2,370	Northrim BanCorp	62
2,530	S & T BanCorp, Inc.	64
4,870	Susquehanna Bancshares, Inc.	63
7,610	SVB Financial Group (a)	798
1,780	The Bank of Kentucky Financial Corp.	66
4,000	TowneBank	62
3,070	Univest Corp. of Pennsylvania	63
1,320	Wintrust Financial Corp.	61
		2,094

Shares	Security Description	Value (000)
	Commercial Printing — 0.07%
1,200	Deluxe Corp.	$63
3,460	Ennis, Inc.	61
		124
	Commercial Services & Supplies — 0.10%
3,380	Courier Corp.	61
1,580	Multi-Color Corp.	60
2,340	Quad Graphics, Inc.	63
		184
	Commodity Chemicals — 0.49%
1,530	Axiall Corp.	73
7,498	Methanex Corp.	444
12,310	Tronox Ltd., Class – A	284
583	Westlake Chemical Corp.	71
		872
	Communications Equipment — 0.32%
3,904	ADTRAN, Inc.	105
3,410	BEL Fuse, Inc. CL B	73
2,650	Black Box Corp.	79
3,645	Ciena Corp. (a)	87
12,000	Emulex Corp. (a)	86
12,042	Infinera Corp. (a)	118
480	ViaSat, Inc. (a)	30
		578
	Computer & Electronics Retail — 0.33%
17,952	Rent-A-Center, Inc.	599
	Computer Storage & Peripherals — 0.28%
1,951	Lexmark International, Inc., Class – A	69
1,895	Nimble Storage, Inc. (a)	86
6,119	QLogic Corp. (a)	72
5,330	Synaptics, Inc. (a)	277
		504
	Construction & Engineering — 1.42%
2,440	AECOM Technology Corp. (a)	72
2,530	Jacobs Engineering Group, Inc. (a)	159
6,500	KBR, Inc.	207
13,591	MasTec, Inc. (a)	445
22,720	McDermott International, Inc. (a)	208
2,936	MYR Group, Inc. (a)	74
1,880	Northwest Pipe Co. (a)	71
7,790	Pike Electric Corp. (a)	82
7,690	Primoris Services Corp.	239
10,745	Quanta Services, Inc. (a)	339
22,432	Tutor Perini Corp. (a)	590
1,540	URS Corp.	82
		2,568
	Construction & Farm Machinery & Heavy Trucks — 0.86%
29,940	Meritor, Inc. (a)	312
4,181	Miller Industries, Inc.	78
1,880	NACCO Industries, Inc., Class – A	117
3,960	Titan International, Inc.	71

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Construction & Farm Machinery & Heavy Trucks (continued)
52,030	Wabash National Corp. (a)	$643
3,555	WABCO Holdings, Inc. (a)	332
		1,553
	Construction Materials — 0.78%
11,130	CaesarStone Sdot Yam Ltd.	553
8,400	Eagle Materials, Inc.	650
1,950	Martin Marietta Materials, Inc.	195
		1,398
	Consumer Electronics — 0.23%
5,144	Harman International Industries, Inc.	421
	Consumer Finance — 0.37%
1,690	Cash America International, Inc.	65
15,608	EZCORP, Inc., Class – A (a)	182
9,170	Green Dot Corp., Class – A (a)	231
1,500	Nelnet, Inc., Class – A	63
3,960	Nicholas Financial, Inc.	62
710	World Acceptance Corp. (a)	62
		665
	Data Processing & Outsourced Services — 1.08%
1,023	Cass Information Systems, Inc.	69
3,692	Convergys Corp.	78
2,151	CoreLogic, Inc. (a)	76
2,612	CSG Systems International, Inc.	77
870	DST Systems, Inc.	79
8,260	Global Cash Access Holdings, Inc. (a)	83
2,303	Global Payments, Inc.	150
10,945	Jack Henry & Associates, Inc.	647
5,251	Syntel, Inc. (a)	478
3,270	TeleTech Holdings, Inc. (a)	78
4,970	VeriFone Systems, Inc. (a)	133
		1,948
	Department Stores — 0.04%
707	Dillard's, Inc., Class – A	69
	Distributors — 0.04%
4,090	VOXX International Corp. (a)	68
	Diversified Banks — 0.04%
2,250	Banco Latinoamericano de Comercio Exterior SA, Class – E	63
	Diversified Chemicals — 0.60%
11,895	Cabot Corp.	612
5,146	FMC Corp.	388
2,816	Olin Corp.	81
		1,081
	Diversified Consumer Services — 0.05%
2,450	Weight Watchers International, Inc.	81
	Diversified Metals & Mining — 0.49%
22,880	Globe Specialty Metals, Inc.	412
12,960	Horsehead Holding Corp. (a)	210
2,720	Materion Corp.	84

Shares	Security Description	Value (000)
	Diversified Metals & Mining (continued)
5,002	US Silica Holdings, Inc.	$171
		877
	Diversified Real Estate Activities — 0.04%
2,077	Coresite Realty Corp.	67
	Diversified Real Estate Investment Trusts — 0.07%
890	PS Business Parks, Inc.	68
5,595	Winthrop Realty Trust, Inc.	62
		130
	Diversified Support Services — 0.26%
7,120	Intersections, Inc.	55
8,550	KAR Auction Services, Inc.	253
3,850	Ritchie Bros. Auctioneers, Inc.	88
570	UniFirst Corp.	61
		457
	Diversified Telecommunication Services — 0.03%
1,680	Hawaiian Telcom Holdco, Inc. (a)	49
	Education Services — 0.33%
4,710	Bridgepoint Education, Inc. (a)	83
2,794	Grand Canyon Education, Inc. (a)	122
14,583	K12, Inc. (a)	318
2,270	Strayer Education, Inc. (a)	78
		601
	Electric Utilities — 0.76%
2,466	Avista Corp.	70
15,715	El Paso Electric Co.	551
2,900	Great Plains Energy, Inc.	70
2,750	Hawaiian Electric Industries, Inc.	72
1,362	IDACORP, Inc.	71
4,056	ITC Holdings Corp.	389
2,231	Portland General Electric Co.	67
3,079	The Empire District Electric Co.	70
		1,360
	Electrical Components & Equipment — 1.80%
3,155	Acuity Brands, Inc.	345
4,515	Anixter International, Inc.	406
12,857	Belden, Inc.	905
13,209	Brady Corp.	409
2,148	Chase Corp.	76
9,176	EnerSys	643
2,710	General Cable Corp.	80
2,786	Hubbell, Inc., Class – B	303
1,000	Preformed Line Products Co.	73
		3,240
	Electronic Equipment, Instruments & Components — 1.48%
3,310	Benchmark Electronics, Inc. (a)	76
1,950	Dolby Laboratories, Inc., Class – A (a)	75
13,229	DTS, Inc. (a)	317
6,450	Itron, Inc. (a)	267
5,228	Littelfuse, Inc.	487
1,005	Regal-Beloit Corp.	74

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electronic Equipment, Instruments & Components (continued)
2,890	Rofin-Sinar Technologies, Inc. (a)	$78
14,512	Rogers Corp. (a)	893
4,730	Sanmina Corp. (a)	79
6,770	Universal Display Corp. (a)	233
5,920	Vishay Intertechnology, Inc. (a)	78
		2,657
	Electronic Manufacturing Services — 1.08%
42,495	Flextronics International Ltd. (a)	330
4,088	IPG Photonics Corp. (a)	317
21,375	Jabil Circuit, Inc.	373
5,460	Measurement Specialties, Inc. (a)	331
1,810	Plexus Corp. (a)	78
12,835	Trimble Navigation Ltd. (a)	446
8,115	TTM Technologies, Inc. (a)	70
		1,945
	Environmental & Facilities Services — 0.35%
22,725	Tetra Tech, Inc. (a)	636
	Food & Staples Retailing — 0.04%
3,660	Tesco Corp. (a)	72
	Food Products — 0.08%
2,453	Fresh Del Monte Produce, Inc.	69
2,880	John B Sanfilippo & Son, Inc.	71
		140
	Food Retail — 0.55%
9,015	Casey's General Stores, Inc.	633
6,780	Ingles Markets, Inc., Class – A	184
5,520	Village Super Market, Inc., Class – A	171
		988
	Footwear — 0.60%
200	Crocs, Inc. (a)	3
6,389	Deckers Outdoor Corp. (a)	540
15,648	Wolverine World Wide, Inc.	531
		1,074
	Forest Products — 0.15%
9,000	Boise Cascade Co. (a)	265
	Gas Utilities — 0.43%
1,330	Southwest Gas Corp.	74
16,872	UGI Corp.	700
		774
	General Merchandise Stores — 0.21%
16,734	Fred's, Inc., Class – A	310
9,170	Gordmans Stores, Inc.	70
		380
	Gold — 0.16%
11,120	Agnico-Eagle Mines Ltd.	293
	Health Care Distributors — 0.75%
4,230	MWI Veterinary Supply, Inc. (a)	721
15,032	Owens & Minor, Inc.	550

Shares	Security Description	Value (000)
	Health Care Distributors (continued)
3,430	PharMerica Corp. (a)	$74
		1,345
	Health Care Equipment & Supplies — 3.59%
2,795	Abiomed, Inc. (a)	75
6,810	CryoLife, Inc.	76
42,785	DexCom, Inc. (a)	1,514
2,430	Edwards Lifesciences Corp. (a)	160
1,780	Greatbatch, Inc. (a)	79
2,500	HeartWare International, Inc. (a)	235
35,718	Insulet Corp. (a)	1,325
6,527	Neogen Corp. (a)	298
10,107	Novadaq Technologies, Inc. (a)	167
6,611	Sirona Dental Systems, Inc. (a)	464
1,495	STERIS Corp.	72
23,430	Symmetry Medical, Inc. (a)	236
7,217	The Cooper Cos., Inc.	894
58,590	Unilife Corp. (a)	258
12,150	West Pharmaceutical Services, Inc.	596
		6,449
	Health Care Providers & Services — 2.33%
15,394	Acadia Healthcare Co., Inc. (a)	729
2,270	Almost Family, Inc. (a)	73
1,500	AmSurg Corp. (a)	69
5,260	Catamaran Corp. (a)	250
7,357	Chemed Corp.	564
1,750	Community Health Systems, Inc. (a)	69
14,880	Five Star Quality Care, Inc. (a)	82
1,960	HealthSouth Corp.	65
3,550	Kindred Healthcare, Inc.	70
2,900	LHC Group, Inc. (a)	70
14,562	LifePoint Hospitals, Inc. (a)	768
7,340	MEDNAX, Inc. (a)	392
1,161	National Healthcare Corp.	63
2,384	Providence Service Corp. (a)	61
5,980	Select Medical Holdings Corp.	69
15,620	Skilled Healthcare Group, Inc. (a)	75
1,550	The Ensign Group, Inc.	69
20,506	VCA Antech, Inc. (a)	643
		4,181
	Health Care Technology — 0.92%
1,730	athenahealth, Inc. (a)	233
3,796	HealthStream, Inc. (a)	124
15,752	Medidata Solutions, Inc. (a)	954
13,680	Omnicell, Inc. (a)	349
		1,660
	Home Entertainment Software — 0.14%
10,590	Electronic Arts, Inc. (a)	243
	Homebuilding — 0.11%
4,190	Meritage Homes Corp. (a)	201

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Homefurnishing Retail — 0.38%
5,525	Restoration Hardware Holdings, Inc. (a)	$371
15,010	Select Comfort Corp. (a)	317
		688
	Hotels, Restaurants & Leisure — 0.09%
2,340	International Speedway Corp., Class – A	83
5,680	Marcus Corp.	76
		159
	Household Appliances — 0.49%
2,410	Helen of Troy Ltd. (a)	119
1,315	iRobot Corp. (a)	46
5,646	Snap-on, Inc.	618
1,956	SodaStream International Ltd. (a)	97
		880
	Household Durables — 0.07%
4,270	Flexsteel Industries, Inc.	131
	Housewares & Specialties — 0.37%
4,220	CSS Industries, Inc.	121
7,740	Lifetime Brands, Inc.	122
4,519	Tupperware Brands Corp.	427
		670
	Human Resource & Employment Services — 0.22%
2,550	Kelly Services, Inc., Class – A	64
5,700	WageWorks, Inc. (a)	338
		402
	Industrial Conglomerates — 0.23%
2,725	Carlisle Cos., Inc.	217
4,090	Kimball International, Inc., Class – B	61
25	Seaboard Corp. (a)	70
1,116	Standex International Corp.	70
		418
	Industrial Machinery — 2.37%
12,985	Actuant Corp., Class – A	476
4,220	Ampco-Pittsburgh Corp.	82
3,508	Briggs & Stratton Corp.	76
1,863	Chart Industries, Inc. (a)	178
1,900	Dynamic Materials Corp.	41
10,650	Harsco Corp.	299
850	Hyster-Yale Materials Handling, Inc.	79
5,930	IDEX Corp.	438
8,541	Kennametal, Inc.	445
8,853	Lincoln Electric Holdings, Inc.	631
51,660	Mueller Water Products, Inc., Class – A	484
4,205	Pall Corp.	359
1,772	Pentair Ltd. – Registered	138
4,746	Proto Labs, Inc. (a)	338
3,158	The ExOne Co. (a)	191
		4,255

Shares	Security Description	Value (000)
	Industrial Real Estate Investment Trusts — 0.19%
5,926	EastGroup Properties, Inc.	$343
	Insurance — 0.08%
2,270	EMC Insurance Group, Inc.	70
5,943	Maiden Holdings Ltd.	65
		135
	Integrated Oil & Gas — 0.19%
6,667	Interoil Corp. (a)	343
	Internet Retail — 0.11%
13,600	1-800-FLOWERS.COM, Inc., Class – A (a)	74
2,274	Shutterfly, Inc. (a)	115
		189
	Internet Software & Services — 3.16%
6,040	Akamai Technologies, Inc. (a)	285
2,720	Benefitfocus, Inc. (a)	157
22,780	Brightcove, Inc. (a)	322
3,540	ChannelAdvisor Corp. (a)	148
21,504	Cogent Communications Group, Inc.	869
4,740	Cornerstone OnDemand, Inc. (a)	253
2,334	Cvent, Inc. (a)	85
6,310	Demandware, Inc. (a)	405
11,080	Dice Holdings, Inc. (a)	80
15,160	EarthLink, Inc.	77
11,618	Gogo, Inc. (a)	288
6,450	Intralinks Holdings, Inc. (a)	78
1,575	j2 Global, Inc.	79
67,400	Monster Worldwide, Inc. (a)	481
35,260	QuinStreet, Inc. (a)	306
17,040	Responsys, Inc. (a)	467
5,794	Rocket Fuel, Inc. (a)	356
6,583	Textura Corp. (a)	197
3,170	ValueClick, Inc. (a)	74
6,140	Web.com Group, Inc. (a)	195
2,539	Wix.com Ltd. (a)	68
4,590	Xoom Corp. (a)	126
4,016	Yelp, Inc. (a)	277
		5,673
	Investment Banking & Brokerage — 0.54%
2,950	International Fcstone, Inc. (a)	55
3,790	LPL Financial Holdings, Inc.	178
2,520	Oppenheimer Holdings, Inc., Class – A	62
7,098	Raymond James Financial, Inc.	371
6,527	Stifel Financial Corp. (a)	313
		979
	IT Consulting & Other Services — 0.38%
3,770	Booz Allen Hamilton Holding Corp.	72
1,054	CACI International, Inc., Class – A (a)	77
4,290	Computer Task Group, Inc.	82
1,830	iGATE Corp. (a)	73
1,550	Leidos Holdings, Inc.	72
2,563	ManTech International Corp., Class – A	77

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Consulting & Other Services (continued)
2,300	Science Applications International Corp.	$76
11,480	The Hackett Group, Inc.	71
2,200	Unisys Corp. (a)	74
		674
	Leisure Facilities — 0.05%
1,720	Life Time Fitness, Inc. (a)	81
	Leisure Products — 0.16%
4,460	Johnson Outdoors, Inc., Class – A	120
20,338	Leapfrog Enterprises, Inc. (a)	162
		282
	Life & Health Insurance — 0.67%
22,309	American Equity Investment Life Holding Co.	589
1,497	FBL Financial Group, Inc., Class – A	67
7,090	Primerica, Inc.	304
3,498	Protective Life Corp.	177
3,700	Symetra Financial Corp.	70
		1,207
	Life Sciences Tools & Services — 1.03%
618	Bio-Rad Laboratories, Inc., Class – A (a)	76
3,580	Bruker Biosciences Corp. (a)	71
4,330	Cambrex Corp. (a)	77
1,520	Charles River Laboratories International, Inc. (a)	81
4,457	Fluidigm Corp. (a)	171
14,350	Harvard Bioscience, Inc. (a)	67
1,540	ICON PLC (a)	62
4,202	Illumina, Inc. (a)	465
11,720	PAREXEL International Corp. (a)	529
7,873	QIAGEN NV (a)	187
820	Techne Corp.	78
		1,864
	Machinery — 0.48%
1,520	American Railcar Industries	70
7,660	Columbus McKinnon Corp./NY (a)	208
5,260	Hardinge, Inc.	76
11,830	ITT Corp.	513
		867
	Managed Health Care — 0.57%
2,420	Health Net, Inc. (a)	72
1,020	Magellan Health Services, Inc. (a)	61
2,060	Molina Heathcare, Inc. (a)	72
3,660	Triple-S Management Corp., Class – A (a)	71
10,715	WellCare Health Plans, Inc. (a)	754
		1,030
	Marine — 0.16%
3,030	CAI International, Inc. (a)	71
2,253	Kirby Corp. (a)	224
		295

Shares	Security Description	Value (000)
	Media — 0.35%
1,750	AOL, Inc. (a)	$82
6,280	Entercom Communications Corp. (a)	66
53,295	Harte-Hanks, Inc.	416
6,840	Journal Communications, Inc., Class – A (a)	64
		628
	Metal & Glass Containers — 0.60%
6,546	AptarGroup, Inc.	444
23,830	Berry Plastics Group, Inc. (a)	567
1,390	Greif, Inc., Class – A	73
		1,084
	Metals & Mining — 0.08%
1,020	Kaiser Aluminum Corp.	72
3,470	Nn, Inc.	70
		142
	Mortgage Real Estate Investment Trusts — 0.45%
3,668	AG Mortgage Investment Trust, Inc.	57
15,630	Anworth Mortgage Asset Corp.	66
17,760	Armour Residential REIT, Inc.	71
5,602	Capstead Mortgage Corp.	68
8,260	Dynex Capital, Inc.	66
4,020	Hatteras Financial Corp.	66
5,140	JAVELIN Mortgage Investment Corp.	72
17,675	Redwood Trust, Inc.	342
		808
	Movies & Entertainment — 0.49%
10,530	Imax Corp. (a)	310
16,270	Lions Gate Entertainment Corp.	516
3,150	Regal Entertainment Group, Class – A	61
		887
	Multi-line Insurance — 0.57%
13,673	American Financial Group, Inc.	789
4,910	HCC Insurance Holdings, Inc.	227
		1,016
	Multiline Retail — 0.04%
2,075	Big Lots, Inc. (a)	67
	Multi-Sector Holdings — 0.18%
11,171	Leucadia National Corp.	317
	Multi-Utilities — 0.42%
9,048	Black Hills Corp.	475
1,630	NorthWestern Corp.	71
3,027	PNM Resources, Inc.	73
4,130	TECO Energy, Inc.	71
2,050	Vectren Corp.	73
		763
	Office Real Estate Investment Trusts — 0.46%
4,622	Alexandria Real Estate Equities, Inc.	294
4,991	Brandywine Realty Trust	70
14,056	Corporate Office Properties Trust	334

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Office Real Estate Investment Trusts (continued)
3,150	CyrusOne, Inc.	$70
6,490	Lexington Realty Trust	66
		834
	Office Services & Supplies — 0.53%
9,380	ACCO Brands Corp. (a)	63
43,601	ARC Document Solutions, Inc. (a)	358
9,975	Herman Miller, Inc.	294
3,710	Sykes Enterprises, Inc. (a)	81
2,256	United Stationers, Inc.	104
2,280	West Corp.	59
		959
	Oil & Gas Drilling — 0.60%
17,723	Atwood Oceanics, Inc. (a)	947
2,810	Patterson-UTI Energy, Inc.	71
1,340	Unit Corp. (a)	69
		1,087
	Oil & Gas Equipment & Services — 0.86%
2,870	C&J Energy Services, Inc. (a)	66
2,120	Dawson Geophysical Co. (a)	72
4,001	Dril-Quip, Inc. (a)	440
1,443	Geospace Technologies Corp. (a)	137
11,465	Helix Energy Solutions Group, Inc. (a)	266
5,540	Newpark Resources, Inc. (a)	68
18,494	Superior Energy Services, Inc. (a)	492
		1,541
	Oil & Gas Exploration & Production — 1.48%
8,149	Bill Barrett Corp. (a)	218
4,140	Bonanza Creek Energy, Inc. (a)	180
12,552	Cabot Oil & Gas Corp.	487
18,520	Carrizo Oil & Gas, Inc. (a)	829
4,084	Continental Resources, Inc. (a)	460
2,610	Energy XXI (Bermuda) Ltd.	71
6,113	Goodrich Petroleum Corp. (a)	104
1,528	Gulfport Energy Corp. (a)	96
1,316	PDC Energy, Inc. (a)	70
4,350	W&T Offshore, Inc.	70
21,060	Warren Resources, Inc. (a)	66
		2,651
	Oil & Gas Refining & Marketing — 0.48%
1,780	CVR Energy, Inc.	77
2,220	Delek US Holdings, Inc.	76
3,920	Green Plains Renewable Energy, Inc.	76
2,270	PBF Energy, Inc.	71
9,749	Rex Energy Corp. (a)	192
1,740	Western Refining, Inc.	74
6,743	World Fuel Services Corp.	292
		858
	Oil & Gas Storage & Transportation — 0.04%
4,230	Ship Finance International Ltd.	69

Shares	Security Description	Value (000)
	Oil, Gas & Consumable Fuels — 0.29%
1,100	Adams Resources & Energy, Inc.	$75
2,590	EPL Oil & Gas, Inc. (a)	74
48,900	SandRidge Energy, Inc. (a)	297
2,120	Stone Energy Corp. (a)	73
		519
	Packaged Foods & Meats — 0.37%
9,270	Boulder Brands, Inc. (a)	147
1,270	Cal-Maine Foods, Inc.	76
6,405	Ingredion, Inc.	439
		662
	Paper & Forest Products — 0.04%
820	Domtar Corp.	77
	Paper Packaging — 0.13%
3,607	Packaging Corp. of America	228
	Paper Products — 0.08%
1,680	Neenah Paper, Inc.	72
2,570	P.H. Glatfelter Co.	71
		143
	Personal Products — 0.11%
2,240	Nature's Sunshine Products, Inc.	39
1,550	Nutraceutical International Corp. (a)	42
2,290	Prestige Brands Holdings, Inc. (a)	82
520	USANA Health Sciences, Inc. (a)	39
		202
	Pharmaceuticals — 0.53%
2,070	Actavis, Inc. PLC (a)	347
2,377	Aegerion Pharmaceuticals, Inc. (a)	169
3,577	Auxilium Pharmaceuticals, Inc. (a)	74
8,310	Cornerstone Therapeutics, Inc. (a)	79
1,709	Hi-Tech Pharmacal Co., Inc. (a)	74
2,947	Impax Laboratories, Inc. (a)	74
7,330	POZEN, Inc.	59
2,112	The Medicines Co. (a)	82
		958
	Property & Casualty Insurance — 1.57%
1,569	Alleghany Corp. (a)	628
20,366	Argo Group International Holdings Ltd.	947
18,130	Aspen Insurance Holdings Ltd.	749
2,260	Stewart Information Services Corp.	73
5,690	Universal Insurance Holdings, Inc.	82
8,421	W.R. Berkley Corp.	365
		2,844
	Publishing — 0.21%
2,237	Scholastic Corp.	76
2,725	Shutterstock, Inc. (a)	228
2,150	Valassis Communications, Inc.	74
		378
	Railroads — 0.12%
1,668	Kansas City Southern Industries	207

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Real Estate Investment Trusts (REITs) — 0.37%
3,650	American Capital Mortgage Investment Corp.	$64
11,900	Ares Commercial Real Estate Corp.	155
3,410	Ashford Hospitality Prime, Inc.	62
8,350	Ashford Hospitality Trust	69
11,190	Cedar Realty Trust, Inc.	70
9,040	CYS Investments, Inc.	67
4,290	Ellington Residential Mortgage REIT	66
4,023	Invesco Mortgage Capital	59
4,070	Western Asset Mortgage Capital Corp.	61
		673
	Real Estate Management & Development — 0.00%
162	RE/MAX Holdings, Inc., Class – A (a)	5
	Regional Banks — 4.55%
27,500	BancorpSouth, Inc.	699
36,177	BBCN Bancorp, Inc.	600
1,460	Camden National Corp.	62
70,064	CapitalSource, Inc.	1,007
1,612	Century Bancorp, Inc., Class – A	54
23,788	Columbia Banking System, Inc.	654
13,241	Cullen/Frost Bankers, Inc.	986
3,530	First Bancorp, Inc. Maine	61
280	First Citizens BancShares, Inc., Class – A	62
3,640	First Community Bancshares, Inc.	61
2,220	First Interstate BancSystem, Inc.	63
2,180	Great Southern Bancorp, Inc.	66
2,070	Heartland Financial USA, Inc.	60
2,380	International Bancshares Corp.	63
3,710	MainSource Financial Group, Inc.	67
93,044	National Penn Bancshares, Inc.	1,053
2,430	NBT Bancorp, Inc.	63
2,730	Peoples Bancorp, Inc.	61
13,812	Popular, Inc. (a)	397
2,590	Republic Bancorp, Inc., Class – A	64
101,000	Synovus Financial Corp.	364
62,745	TCF Financial Corp.	1,020
16,697	Webster Financial Corp.	521
1,990	WesBanco, Inc.	64
		8,172
	Reinsurance — 0.24%
2,724	Everest Re Group Ltd.	425
	Research and Consulting Services — 0.27%
6,530	CBIZ, Inc. (a)	60
1,740	ICF International, Inc. (a)	60
17,770	RPX Corp. (a)	300
1,230	VSE Corp.	59
		479
	Residential Real Estate Investment Trusts — 0.43%
4,109	Associated Estates Realty Corp.	66
1,792	Equity Lifestyle Properties, Inc.	65

Shares	Security Description	Value (000)
	Residential Real Estate Investment Trusts (continued)
10,540	Mid-America Apartment Communities, Inc.	$640
		771
	Restaurants — 0.90%
1,500	Bob Evans Farms, Inc.	76
4,980	Buffalo Wild Wings, Inc. (a)	732
1,780	CEC Entertainment, Inc.	79
2,887	Chuy's Holdings, Inc. (a)	104
5,748	Del Frisco's Restaurant Group, Inc. (a)	135
5,220	Einstein Noah Restaurant Group, Inc.	76
3,398	Fiesta Restaurant Group, Inc. (a)	178
12,374	Krispy Kreme Doughnuts, Inc. (a)	239
		1,619
	Retail Real Estate Investment Trusts — 0.11%
3,730	CBL & Associates Properties, Inc.	67
3,502	Pennsylvania Real Estate Investment Trust	66
4,449	Ramco-Gershenson Properties Trust	70
		203
	Security & Alarm Services — 0.03%
1,810	The Brink's Co.	62
	Semiconductor Equipment — 1.02%
6,664	Advanced Energy Industries, Inc. (a)	152
12,730	Amkor Technology, Inc. (a)	78
3,193	Cabot Microelectronics Corp. (a)	146
5,939	Entegris, Inc. (a)	69
5,696	FEI Co.	509
15,980	SunEdison, Inc. (a)	209
3,801	Teradyne, Inc. (a)	67
8,940	Tessera Technologies, Inc.	176
14,590	Ultratech, Inc. (a)	423
		1,829
	Semiconductors — 3.24%
9,750	Alpha & Omega Semiconductor Ltd. (a)	75
6,744	Altera Corp.	219
12,865	Applied Micro Circuits Corp. (a)	172
57,971	Cypress Semiconductor Corp.	609
24,661	Diodes, Inc. (a)	581
27,316	Fairchild Semiconductor International, Inc. (a)	365
5,903	Integrated Silicon Solution, Inc. (a)	71
21,212	International Rectifier Corp. (a)	553
5,730	IXYS Corp.	74
10,832	Maxim Integrated Products, Inc.	302
8,996	Microsemi Corp. (a)	224
20,518	Monolithic Power Systems, Inc. (a)	712
31,402	ON Semiconductor Corp. (a)	259
6,365	Power Integrations, Inc.	355
3,133	Silicon Laboratories, Inc. (a)	136
24,212	Skyworks Solutions, Inc. (a)	692
5,314	Spansion, Inc., Class – A (a)	74
41,270	TriQuint Semiconductor, Inc. (a)	344
		5,817

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment — 0.27%
22,470	Atmel Corp. (a)	$176
16,420	Integrated Device Technology, Inc. (a)	167
4,290	OmniVision Technologies, Inc. (a)	74
7,860	Photronics, Inc. (a)	71
		488
	Soft Drinks — 0.04%
903	Coca-Cola Bottling Co. Consolidated	66
	Software — 0.19%
12,600	Fortinet, Inc. (a)	241
1,400	SeaChange International, Inc. (a)	17
36,280	Telecommunication Systems, Inc. (a)	84
		342
	Specialized Consumer Services — 0.42%
2,750	Hillenbrand, Inc.	81
9,235	LifeLock, Inc. (a)	152
10,760	Matthews International Corp., Class – A	458
970	Outerwall, Inc. (a)	65
		756
	Specialized Finance — 0.41%
2,470	Interactive Brokers Group, Inc., Class – A	60
19,072	PHH Corp. (a)	465
4,040	Portfolio Recovery Associates, Inc. (a)	213
		738
	Specialized Real Estate Investment Trusts — 0.38%
37,924	DiamondRock Hospitality Co.	438
2,210	LaSalle Hotel Properties	68
4,271	Potlatch Corp.	178
		684
	Specialty Chemicals — 1.01%
2,219	A. Schulman, Inc.	78
4,972	Albemarle Corp.	315
2,250	Celanese Corp., Series A, Series A	124
4,550	FutureFuel Corp.	72
5,490	H.B. Fuller Co.	286
18,000	Kraton Performance Polymers, Inc. (a)	415
1,318	NewMarket Corp.	441
1,221	Stepan Co.	80
		1,811
	Specialty Retail — 0.15%
3,700	Big 5 Sporting Goods Corp.	73
9,335	Flotek Industries, Inc. (a)	188
		261
	Specialty Stores — 0.81%
11,659	Cabela's, Inc., Class – A (a)	777
495	Five Below, Inc. (a)	21
8,583	Tractor Supply Co.	666
		1,464

Shares	Security Description	Value (000)
	Steel — 0.68%
10,590	Allegheny Technologies, Inc.	$377
6,946	Carpenter Technology Corp.	433
2,461	Olympic Steel, Inc.	71
10,165	Schnitzer Steel Industries, Inc., Class – A	332
		1,213
	Systems Software — 0.95%
8,271	Fleetmatics Group Ltd. (a)	358
2,376	Gigamon, Inc. (a)	67
9,459	Infoblox, Inc. (a)	312
3,418	NetSuite, Inc. (a)	352
1,822	Rally Software Development Corp. (a)	35
26,569	Rovi Corp. (a)	524
3,819	Walker & Dunlop, Inc. (a)	62
		1,710
	Technology Distributors — 0.80%
29,035	Ingram Micro, Inc. (a)	680
23,719	Insight Enterprises, Inc. (a)	539
3,120	PC Connection, Inc.	78
1,110	SYNNEX Corp. (a)	75
1,418	Tech Data Corp. (a)	73
		1,445
	Thrifts & Mortgage Finance — 0.60%
4,430	Apollo Residential Mortgage, Inc.	65
3,385	Bofl Holding, Inc. (a)	266
1,780	Federal Agricultural Mortgage Corp., Class – C	61
2,380	First Defiance Financial Corp.	62
5,600	First Niagara Financial Group, Inc.	59
2,920	HomeStreet, Inc.	58
24,025	MGIC Investment Corp. (a)	203
4,060	Provident Financial Holdings	61
3,245	WSFS Financial Corp.	252
		1,087
	Tobacco — 0.04%
1,370	Universal Corp.	75
	Trading Companies & Distributors — 1.17%
3,624	Aircastle Ltd.	69
10,805	Applied Industrial Technologies, Inc.	529
5,982	GATX Corp.	312
6,100	Houston Wire & Cable Co.	82
16,230	MRC Global, Inc. (a)	524
1,337	TAL International Group, Inc.	77
1,830	Textainer Group Holdings Ltd.	74
4,502	Watsco, Inc.	432
		2,099
	Trucking — 0.33%
300	AMERCO, Inc. (a)	71
11,257	Con-way, Inc.	447
1,010	Ryder System, Inc.	75
		593

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (concluded) — December 31, 2013 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Wireless Telecommunication Services — 0.47%
148,337	NII Holdings, Inc. (a)	$407
2,350	NTELOS Holding Corp.	48
3,180	SBA Communications Corp., Class – A (a)	286
1,860	Telephone & Data Systems, Inc.	48
3,480	USA Mobility, Inc.	50
		839
	Total Common Stocks	147,214
	Time Deposit — 2.36%
$4,239	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 1/2/14	4,239
	Total Time Deposit	4,239

Shares or Principal Amount (000)	Security Description	Value (000)
	Mutual Funds — 15.67%
28,095,537	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (b)	$28,096
55,044	SSgA Prime Money Market Fund, 0.00% (b)	55
1,104	SSgA Treasury Money Market Fund, 0.00% (b)	1
	Total Mutual Funds	28,152
	Total Investments (cost $129,652) — 99.96%	179,605
	Other assets in excess of liabilities — 0.04%	76
	Net Assets — 100.00%	$179,681
(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on December 31, 2013.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio	Cupps Capital Management, LLC	Frontier Capital Management Company, LLC	IronBridge Capital Management LP	Mellon Capital Management Corporation	Pzena Investment Management, LLC	Total
Common Stocks	6.54%	25.76%	24.10%	13.97%	11.56%	81.93%
Time Deposit	—	1.52%	0.45%	—	0.39%	2.36%
Mutual Funds	0.03%	—	-—	15.64%	—	15.67%
Other Assets (Liabilities)	-0.02%	-0.03%	0.01%	0.08%	0.00%	0.04%
Total Net Assets	6.55%	27.25%	24.56%	29.69%	11.95%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Real Estate Securities Portfolio
Portfolio of Investments — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.04%
	Capital Markets — 1.93%
110,977	Gagfah SA (a)	$1,633
114,952	Retail Opportunity Investments Corp.	1,692
		3,325
	Diversified Real Estate Activities — 1.08%
44,730	Alexander & Baldwin, Inc.	1,867
	Diversified Real Estate Investment Trusts — 5.48%
90,255	American Assets Trust, Inc.	2,837
166,558	Cousins Properties, Inc.	1,716
78,361	Excel Trust, Inc.	893
52,190	PS Business Parks, Inc.	3,987
		9,433
	Drug Retail — 1.54%
37,135	CVS Caremark Corp.	2,658
	Health Care Providers & Services — 4.05%
113,010	HCA Holdings, Inc. (a)	5,392
19,462	Universal Health Services, Inc.	1,581
		6,973
	Homebuilding — 0.31%
25,813	PulteGroup, Inc.	526
	Hotels, Resorts & Cruise Lines — 2.96%
12,602	Marriott International, Inc.	622
60,686	Wyndham Worldwide Corp.	4,472
		5,094
	Hotels, Restaurants & Leisure — 2.82%
17,000	Extended Stay America, Inc. (a)	446
55,544	Starwood Hotels & Resorts Worldwide, Inc.	4,413
		4,859
	Industrial Real Estate Investment Trusts — 4.82%
60,072	EastGroup Properties, Inc.	3,480
222,593	First Industrial Realty Trust, Inc.	3,884
45,858	STAG Industrial, Inc.	935
		8,299
	Office Real Estate Investment Trusts — 12.38%
63,929	Boston Properties, Inc.	6,417
204,500	Douglas Emmett, Inc.	4,763
54,070	Kilroy Realty Corp.	2,713
80,191	SL Green Realty Corp.	7,408
		21,301
	Real Estate Management & Development — 0.94%
72,419	Kennedy-Wilson Holdings, Inc.	1,611
	Real Estate Operating Companies — 3.40%
305,926	Forest City Enterprises, Inc., Class – A (a)	5,843

Shares	Security Description	Value (000)
	Residential Real Estate Investment Trusts — 16.88%
80,364	AvalonBay Communities, Inc.	$9,501
67,520	Camden Property Trust	3,841
116,572	Equity Lifestyle Properties, Inc.	4,223
67,264	Essex Property Trust, Inc.	9,653
75,489	RLJ Lodging Trust	1,836
		29,054
	Retail Real Estate Investment Trusts — 20.29%
65,510	Acadia Realty Trust	1,627
226,950	DDR Corp.	3,488
443,197	General Growth Properties, Inc.	8,895
127,529	Kite Realty Group Trust	838
102,964	Simon Property Group, Inc.	15,667
68,725	Taubman Centers, Inc.	4,393
		34,908
	Specialized Real Estate Investment Trusts — 17.62%
32,319	American Tower Corp.	2,580
61,617	Extra Space Storage, Inc.	2,596
181,587	Health Care REIT, Inc.	9,728
98,917	Healthcare Trust of America, Inc., Class – A	973
58,972	Public Storage	8,876
80,610	Rayonier, Inc.	3,394
162,999	Sunstone Hotel Investors, Inc.	2,184
		30,331
	Wireless Telecommunication Services — 1.54%
29,458	SBA Communications Corp., Class – A (a)	2,647
	Total Common Stocks	168,729
	Mutual Fund — 1.47%
2,528,177	DWS Government Cash Money Market Fund, 0.03% (b)	2,528
	Total Mutual Fund	2,528
	Total Investments (cost $171,476) — 99.51%	171,257
	Other assets in excess of liabilities — 0.49%	835
	Net Assets — 100.00%	$172,092
(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on December 31, 2013.

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 62.82%
	Australia — 3.21%
156,584	Alumina Ltd. (Aluminum) (a)	$156
77,830	Amcor Ltd. (Paper Packaging)	733
3,823,045	Beach Energy Ltd. (Oil & Gas Exploration & Production)	4,881
189,010	BHP Billiton Ltd. (Diversified Metals & Mining)	6,411
49,638	Boral Ltd. (Construction Materials)	211
8,629	Caltex Australia Ltd. (Oil & Gas Refining & Marketing)	154
1,337,647	Fortescue Metals Group Ltd. (Steel)	6,950
26,646	Iluka Resources Ltd. (Diversified Metals & Mining)	205
102,606	Incitec Pivot Ltd. (Fertilizers & Agricultural Chemicals)	245
2,395,623	Medusa Mining Ltd. (Gold) (a)	4,362
45,328	Newcrest Mining Ltd. (Gold)	316
23,762	Orica Ltd. (Commodity Chemicals)	506
70,564	Origin Energy Ltd. (Integrated Oil & Gas)	886
77,830	Orora Ltd. (Containers & Packaging) (a)	81
28,508	Rio Tinto Ltd. (Diversified Metals & Mining)	1,735
62,049	Santos Ltd. (Oil & Gas Exploration & Production)	810
1,793,215	Western Areas Ltd. (Diversified Metals & Mining) (a)	3,794
42,513	Woodside Petroleum Ltd. (Oil & Gas Exploration & Production)	1,477
13,207	WorleyParsons Ltd. (Oil & Gas Equipment & Services)	196
		34,109
	Austria — 0.13%
18,115	OMV AG (Integrated Oil & Gas)	867
11,766	Voestalpine AG (Steel)	565
		1,432
	Belgium — 0.12%
5,673	Solvay SA (Diversified Chemicals)	897
7,257	Umicore SA (Specialty Chemicals)	339
		1,236
	Bermuda — 0.16%
206,000	Kunlun Energy Co. Ltd. (Oil & Gas Exploration & Production)	363
18,500	Nabors Industries Ltd. (Oil & Gas Drilling)	314
98,000	Nine Dragons Paper Holdings Ltd. (Paper Products)	85
24,213	Seadrill Ltd. (Oil & Gas Drilling)	989
		1,751
	Brazil — 0.85%
48,000	Companhia Siderurgica Nacional SA (CSN) (Steel)	293
7,713	Cosan SA Industria e Comercio (Oil & Gas Refining & Marketing)	129
18,070	Duratex SA (Forest Products)	101
15,600	Fibria Celulose SA (Paper Products) (a)	183
195,212	Petroleo Brasileiro SA (Integrated Oil & Gas)	1,323
354,639	Petroleo Brasileiro SA – Sponsored ADR (Integrated Oil & Gas)	4,886

Shares	Security Description	Value (000)
	Brazil (continued)
16,919	Tupras-Turkiye Petrol Rafinerileri AS (Oil & Gas Refining & Marketing)	$339
20,903	Ultrapar Participacoes SA (Oil & Gas Storage & Transportation)	496
83,710	Vale SA (Steel)	1,267
		9,017
	Canada — 8.36%
10,900	Agnico-Eagle Mines Ltd. (Gold)	288
9,587	Agrium, Inc. (Fertilizers & Agricultural Chemicals)	877
7,400	AltaGas Ltd. (Oil & Gas Storage & Transportation)	284
19,800	ARC Resources Ltd. (Oil & Gas Exploration & Production)	551
20,495	Athabasca Oil Corp. (Integrated Oil & Gas) (a)	125
51,372	Barrick Gold Corp. (Gold)	906
325,299	Barrick Gold Corp. (Gold)	5,730
7,800	Baytex Energy Corp. (Oil & Gas Exploration & Production)	306
25,300	Cameco Corp. (Coal & Consumable Fuels)	525
187,469	Canadian Natural Resources Ltd. (Oil & Gas Exploration & Production)	6,344
31,400	Canadian Oil Sands Ltd. (Oil & Gas Exploration & Production)	591
48,714	Cenovus Energy, Inc. (Integrated Oil & Gas)	1,394
24,377	Crescent Point Energy Corp. (Oil & Gas Exploration & Production)	947
45,704	Eldorado Gold Corp. (Gold)	259
269,535	Enbridge, Inc. (Oil & Gas Storage & Transportation)	11,774
58,411	Enbridge, Inc. (Oil & Gas Storage & Transportation)	2,552
110,469	Encana Corp. (Oil & Gas Exploration & Production)	1,994
66,567	EnCana Corp. (Oil & Gas Exploration & Production)	1,202
12,600	Enerplus Corp. (Oil & Gas Exploration & Production)	229
588,860	First Quantum Minerals Ltd. (Diversified Metals & Mining)	10,612
9,440	Franco-Nevada Corp. (Gold)	385
50,553	Goldcorp, Inc. (Gold)	1,097
22,015	Husky Energy, Inc. (Integrated Oil & Gas)	699
264,826	Imperial Oil Ltd. (Integrated Oil & Gas)	11,713
19,060	Imperial Oil Ltd. (Integrated Oil & Gas)	844
5,000	Keyera Corp. (Oil & Gas Refining & Marketing)	301
72,521	Kinross Gold Corp. (Gold)	318
248,470	Meg Energy Corp. (Oil & Gas Exploration & Production) (a)	7,162
6,600	Methanex Corp. (Commodity Chemicals)	390
717,867	New Gold, Inc. (Gold) (a)	3,762
29,850	New Gold, Inc. (Gold) (a)	156
19,498	Pacific Rubiales Energy Corp. (Oil & Gas Exploration & Production)	337
18,869	Pembina Pipelines Corp. (Oil & Gas Storage & Transportation)	665

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
32,858	Pengrowth Energy Corp. (Oil & Gas Exploration & Production)	$203
30,800	Penn West Petroleum Ltd. (Oil & Gas Exploration & Production)	257
9,000	Peyto Exploration & Development Corp. (Oil & Gas Exploration & Production)	275
59,846	Potash Corp. of Saskatchewan, Inc. (Fertilizers & Agricultural Chemicals)	1,973
22,851	Silver Wheaton Corp. (Precious Metals & Minerals)	461
106,898	Suncor Energy, Inc. (Integrated Oil & Gas)	3,748
65,886	Talisman Energy, Inc. (Oil & Gas Exploration & Production)	766
37,097	Teck Cominco Ltd., Class – B (Diversified Metals & Mining)	966
9,851	Tourmaline Oil Corp. (Oil & Gas Exploration & Production) (a)	415
49,400	TransCanada Corp. (Multi-Utilities)	2,258
25,153	Turquoise Hill Resources Ltd. (Diversified Metals & Mining) (a)	83
258,748	Uranium Participation Corp. (Asset Management & Custody Banks) (a)	1,376
6,000	Vermilion Energy, Inc. (Oil & Gas Exploration & Production)	352
48,100	Yamana Gold, Inc. (Gold)	415
		88,867
	Cayman Islands — 0.02%
136,000	China Resources Cement Holdings Ltd. (Construction Materials)	91
129,000	Lee & Man Paper Manufacturing Ltd. (Paper Products)	85
		176
	Chile — 0.06%
4,704	Cap SA (Steel)	90
76,587	Empresas CMPC SA (Paper Products)	187
29,341	Empresas Copec SA (Oil & Gas Exploration & Production)	393
		670
	China — 0.84%
266,000	Aluminum Corp. of China Ltd., H Shares (Aluminum) (a)	93
79,000	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	293
67,500	BBMG Corp., H Shares (Construction Materials)	59
124,000	China BlueChemical Ltd., H Shares (Fertilizers & Agricultural Chemicals)	78
260,000	China Coal Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	145
184,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	198
96,000	China Oilfield Services Ltd., H Shares (Oil & Gas Drilling)	298
1,644,869	China Petroleum & Chemical Corp., H Shares (Integrated Oil & Gas)	1,343

Shares	Security Description	Value (000)
	China (continued)
217,500	China Shenhua Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	$685
75,600	Inner Mongolia Yitai Coal Co. Ltd., Class – B (Coal & Consumable Fuels)	134
88,000	Jiangxi Copper Co. Ltd., H Shares (Diversified Metals & Mining)	159
4,698,729	PetroChina Co. Ltd., H Shares (Integrated Oil & Gas)	5,150
219,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Commodity Chemicals)	63
130,000	Yanzhou Coal Mining Co. Ltd., H Shares (Coal & Consumable Fuels)	119
402,000	Zijin Mining Group Co. Ltd., H Shares (Gold)	86
		8,903
	Colombia — 0.09%
24,975	Cementos Argos SA (Construction Materials)	127
318,238	Ecopetrol SA (Integrated Oil & Gas)	610
18,567	Grupo Argos SA (Construction Materials)	187
		924
	Curaçao — 0.62%
73,638	Schlumberger Ltd. (Oil & Gas Equipment & Services)	6,636
	Finland — 0.10%
8,600	Neste Oil Oyj (Oil & Gas Refining & Marketing)	170
34,722	Stora Enso Oyj, R Shares (Paper Products)	348
33,364	UPM-Kymmene Oyj (Paper Products)	564
		1,082
	France — 1.15%
23,292	Air Liquide SA (Industrial Gases)	3,294
4,014	Arkema SA (Commodity Chemicals)	468
9,950	Compagnie Generale de Geophysique-Veritas (Oil & Gas Equipment & Services) (a)	172
2,106	Imerys SA (Precious Metals & Minerals)	183
12,160	Lafarge SA (Construction Materials)	911
6,560	Technip SA (Oil & Gas Equipment & Services)	631
106,886	Total SA (Integrated Oil & Gas)	6,548
		12,207
	Germany — 0.98%
51,441	BASF SE (Diversified Chemicals)	5,483
9,070	HeidelbergCement AG (Construction Materials)	688
11,012	K+S AG – Registered (Fertilizers & Agricultural Chemicals)	339
5,319	Lanxess AG (Diversified Chemicals)	355
13,835	Linde AG (Industrial Gases)	2,894
25,389	ThyssenKrupp AG (Steel) (a)	618
		10,377
	Greece — 0.01%
4,600	Hellenic Petroleum SA (Oil & Gas Exploration & Production)	48
2,800	Titan Cement Co. SA (Construction Materials) (a)	76
		124

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong — 0.20%
1,037,302	CNOOC Ltd. (Oil & Gas Exploration & Production)	$1,929
97,500	Fosun International Ltd. (Steel)	97
222,000	Shougang Fushan Resources Group Ltd. (Diversified Metals & Mining)	78
69,000	Yingde Gases Group Co. Ltd. (Industrial Gases)	72
		2,176
	Hungary — 0.04%
6,909	MOL Hungarian Oil & Gas PLC (Integrated Oil & Gas)	463
	India — 0.52%
13,102	Reliance Industries Ltd. (Oil & Gas Refining & Marketing)	190
166,605	Reliance Industries Ltd. – Sponsored GDR (Oil & Gas Refining & Marketing) (b)	4,823
20,160	Sesa Sterlite Ltd. – Sponsored ADR (Diversified Metals & Mining)	265
31,200	Tata Steel Ltd. – Sponsored GDR, Registered Shares (Steel)	215
		5,493
	Indonesia — 0.05%
955,500	PT Adaro Energy Tbk (Coal & Consumable Fuels)	85
27,000	PT Indo Tambangraya Megah Tbk (Coal & Consumable Fuels)	63
94,000	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	155
189,500	PT Semen Gresik (Persero) Tbk (Construction Materials)	221
55,500	PT Tambang Batubara Bukit Asam Tbk (Coal & Consumable Fuels)	47
		571
	Ireland — 0.14%
46,868	CRH PLC (Construction Materials)	1,179
28,192	James Hardie Industries SE (Construction Materials)	326
		1,505
	Israel — 0.04%
262	Delek Group Ltd. (Oil & Gas Refining & Marketing)	100
28,346	Israel Chemicals Ltd. (Fertilizers & Agricultural Chemicals)	236
172	The Israel Corp. Ltd. (Fertilizers & Agricultural Chemicals) (a)	91
		427
	Italy — 0.43%
176,681	Eni SpA (Integrated Oil & Gas)	4,251
16,927	Saipem SpA (Oil & Gas Equipment & Services)	362
		4,613
	Japan — 2.81%
10,000	Air Water, Inc. (Industrial Gases)	135
81,000	Asahi Kasei Corp. (Commodity Chemicals)	634
19,000	Daicel Corp. (Specialty Chemicals)	154

Shares	Security Description	Value (000)
	Japan (continued)
19,000	Daido Steel Co. Ltd. (Steel)	$94
6,400	Hitachi Chemical Co. Ltd. (Specialty Chemicals)	102
10,000	Hitachi Metals Ltd. (Steel)	141
6,000	Idemitsu Kosan Co. Ltd. (Oil & Gas Refining & Marketing)	136
56,000	INPEX Corp. (Oil & Gas Exploration & Production)	717
1,700	Japan Petroleum Exploration Co. Ltd. (Oil & Gas Exploration & Production)	64
31,700	JFE Holdings, Inc. (Steel)	753
294,200	JSR Corp. (Specialty Chemicals)	5,690
144,844	JX Holdings, Inc. (Oil & Gas Refining & Marketing)	744
19,000	Kaneka Corp. (Commodity Chemicals)	125
15,000	Kansai Paint Co. Ltd. (Specialty Chemicals)	222
159,000	Kobe Steel Ltd. (Steel) (a)	272
21,700	Kuraray Co. Ltd. (Commodity Chemicals)	258
2,800	Maruichi Steel Tube Ltd. (Steel)	71
86,500	Mitsubishi Chemical Holdings Corp. (Diversified Chemicals)	400
24,000	Mitsubishi Gas Chemical Co., Inc. (Diversified Chemicals)	176
71,000	Mitsubishi Materials Corp. (Diversified Metals & Mining)	262
1,784,000	Mitsui Chemicals, Inc. (Commodity Chemicals)	4,304
16,000	Nippon Paint Co. Ltd. (Specialty Chemicals)	266
2,681,482	Nippon Steel & Sumitomo Metal Corp. (Steel)	8,965
10,600	Nitto Denko Corp. (Specialty Chemicals)	446
51,000	Oji Paper Co. Ltd. (Paper Products)	261
26,415	Shin-Etsu Chemical Co. Ltd. (Specialty Chemicals)	1,540
95,000	Showa Denko K.K. (Diversified Chemicals)	134
12,000	Showa Shell Sekiyu K.K. (Oil & Gas Refining & Marketing)	122
96,000	Sumitomo Chemical Co. Ltd. (Diversified Chemicals)	376
34,000	Sumitomo Metal Mining Co. Ltd. (Diversified Metals & Mining)	444
75,000	Taiheiyo Cement Corp. (Construction Materials)	288
15,000	Taiyo Nippon Sanso Corp. (Industrial Gases)	107
60,000	Teijin Ltd. (Commodity Chemicals)	133
18,000	TonenGeneral Sekiyu K.K. (Oil & Gas Refining & Marketing)	165
95,000	Toray Industries, Inc. (Commodity Chemicals)	657
10,400	Toyo Seikan Kaisha Ltd. (Metal & Glass Containers)	223
65,000	Ube Industries Ltd. (Diversified Chemicals)	139
2,500	Yamato Kogyo Co. Ltd. (Air Freight & Logistics)	80
		29,800
	Jersey — 0.33%
545,605	Glencore International PLC (Diversified Metals & Mining)	2,824

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Jersey (continued)
16,654	Petrofac Ltd. (Oil & Gas Equipment & Services)	$338
5,644	Randgold Resources Ltd. (Gold)	354
		3,516
	Luxembourg — 0.19%
57,200	ArcelorMittal (Steel)	1,020
17,709	Subsea 7 SA (Oil & Gas Equipment & Services)	339
30,188	Tenaris SA (Oil & Gas Equipment & Services)	660
		2,019
	Malaysia — 0.10%
72,800	Bumi Armada Berhad (Oil & Gas Equipment & Services)	90
25,500	Lafarge Malayan Cement Berhad (Construction Materials)	67
177,800	Petronas Chemicals Group Berhad (Commodity Chemicals)	376
15,400	Petronas Dagangan Berhad (Oil & Gas Refining & Marketing)	148
229,700	SapuraKencana Petroleum Berhad (Oil & Gas Equipment & Services) (a)	343
		1,024
	Mexico — 0.36%
721,524	Cemex SAB de CV (Construction Materials) (a)	848
452,934	Grupo Mexico SAB de CV, Series B (Diversified Metals & Mining)	1,501
11,039	Industrias CH SAB de CV, Series B (Steel) (a)	75
19,395	Industrias Penoles SA de CV (Precious Metals & Minerals)	482
138,132	Mexichem SAB de CV (Commodity Chemicals)	569
169,200	Minera Frisco SAB de CV, Class – A1 (Diversified Metals & Mining) (a)	349
		3,824
	Mongolia — 0.37%
29,720,120	Mongolian Mining Corp. (Diversified Metals & Mining) (a)	3,948
	Netherlands — 1.00%
15,460	Akzo Nobel NV (Diversified Chemicals)	1,198
2,989	Core Laboratories NV (Oil & Gas Equipment & Services)	571
4,669	Fugro NV (Oil & Gas Equipment & Services)	278
10,089	Koninklijke DSM NV (Diversified Chemicals)	793
4,400	Koninklijke Vopak NV (Marine Ports & Services)	257
94,351	LyondellBasell Industries NV, Class – A (Specialty Chemicals)	7,575
		10,672
	New Zealand — 0.03%
43,778	Fletcher Building Ltd. (Construction Materials)	306
	Norway — 0.23%
10,487	Aker Solutions ASA (Oil & Gas Equipment & Services)	187

Shares	Security Description	Value (000)
	Norway (continued)
59,521	Norsk Hydro ASA (Aluminum)	$266
62,430	Statoil ASA (Integrated Oil & Gas)	1,514
11,831	Yara International ASA (Fertilizers & Agricultural Chemicals)	509
		2,476
	Papua New Guinea — 0.47%
687,516	Oil Search Ltd. (Oil & Gas Exploration & Production)	4,977
	Peru — 0.01%
12,400	Compania de Minas Buenaventura SA – Sponsored ADR (Gold)	139
	Poland — 0.10%
2,535	Grupa Azoty SA (Fertilizers & Agricultural Chemicals)	52
4,151	Grupa Lotos SA (Oil & Gas Refining & Marketing) (a)	49
2,488	Jastrzebska Spolka Weglowa SA (Diversified Metals & Mining)	44
8,943	KGHM Polska Miedz SA (Diversified Metals & Mining)	350
20,507	Polski Koncern Naftowy Orlen SA (Oil & Gas Refining & Marketing)	278
113,155	Polskie Gornictwo Naftowe i Gazownictwo SA (Integrated Oil & Gas)	193
35,895	Synthos SA (Commodity Chemicals)	65
		1,031
	Portugal — 0.59%
381,094	Galp Energia SGPS SA, B Shares (Integrated Oil & Gas)	6,246
	Russia — 1.26%
186,600	Gazprom OAO – Sponsored GDR (Integrated Oil & Gas)	1,614
36,916	LUKOIL, ADR (Integrated Oil & Gas)	2,305
17,400	LUKOIL – Sponsored ADR (Integrated Oil & Gas)	1,098
33,406	Mining & Metallurgical Co. Norilsk Nickel OJSC – Sponsored ADR (Diversified Metals & Mining)	558
23,814	NovaTek OAO – Sponsored GDR, Registered Shares (Oil & Gas Exploration & Production)	3,260
34,050	Rosneft Oil Co. OJSC – Sponsored GDR, Registered Shares (Integrated Oil & Gas)*	259
54,591	Rosneft Oil Co. OJSC – Sponsored GDR, Registered Shares (Integrated Oil & Gas) (b)	416
13,448	Severstal – Sponsored GDR, Registered Shares (Steel)	133
279,466	Surgutneftegas – Sponsored ADR (Integrated Oil & Gas)	2,424
14,753	Tatneft OAO – Sponsored GDR, Registered Shares, ADR (Oil & Gas Exploration & Production)	564
26,412	Uralkali – Sponsored GDR, Registered Shares (Fertilizers & Agricultural Chemicals)	703
		13,334
	South Africa — 0.32%
7,121	African Rainbow Minerals Ltd. (Diversified Metals & Mining)	129

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Africa (continued)
4,206	Anglo Platinum Ltd. (Precious Metals & Minerals) (a)	$159
24,513	AngloGold Ashanti Ltd. (Gold)	288
2,065	Assore Ltd. (Diversified Metals & Mining)	67
9,143	Exxaro Resources Ltd. (Diversified Metals & Mining)	128
46,650	Gold Fields Ltd. (Gold)	147
24,254	Harmony Gold Mining Co. Ltd. (Gold)	60
34,354	Impala Platinum Holdings Ltd. (Precious Metals & Minerals)	404
5,147	Kumba Iron Ore Ltd. (Steel)	218
37,868	Nampak Ltd. (Metal & Glass Containers)	149
19,478	Northam Platinum Ltd. (Precious Metals & Minerals) (a)	78
32,896	PPC Ltd. (Construction Materials)	99
34,614	Sappi Ltd. (Paper Products) (a)	108
27,632	Sasol Ltd. (Integrated Oil & Gas)	1,361
		3,395
	South Korea — 0.83%
3,017	Cheil Industries, Inc. (Diversified Chemicals) (a)	253
3,267	GS Holdings Corp. (Oil & Gas Refining & Marketing) (a)	177
5,710	Hanwha Chemical Corp. (Commodity Chemicals) (a)	117
2,690	Hanwha Corp. (Commodity Chemicals) (a)	100
1,091	Honam Petrochemical Corp. (Commodity Chemicals) (a)	240
1,572	Hyosung Corp. (Commodity Chemicals) (a)	105
1,920	Hyundai Hysco (Steel)* (a)	76
3,529	Hyundai Steel Co. (Steel) (a)	289
876	Korea Kumho Petrochemical Co. Ltd. (Commodity Chemicals) (a)	79
543	Korea Zinc Co. Ltd. (Diversified Metals & Mining) (a)	164
2,992	LG Chem Ltd. (Commodity Chemicals) (a)	848
1,067	OCI Co. Ltd. (Diversified Chemicals) (a)	193
17,782	POSCO (Steel)	5,502
3,839	SK Innovation Co. Ltd. (Oil & Gas Refining & Marketing) (a)	515
2,879	S-Oil Corp. (Oil & Gas Refining & Marketing)	202
		8,860
	Spain — 0.16%
10,657	Cemex Latam Holdings SA (Construction Materials) (a)	82
64,935	Repsol YPF SA (Integrated Oil & Gas)	1,636
		1,718
	Sweden — 0.05%
17,232	Boliden AB (Diversified Metals & Mining)	264
14,081	Lundin Petroleum AB (Oil & Gas Exploration & Production) (a)	274
		538

Shares	Security Description	Value (000)
	Switzerland — 0.63%
510	EMS-Chemie Holding AG – Registered (Diversified Chemicals)	$181
536	Givaudan SA – Registered (Specialty Chemicals)	765
14,768	Holcim Ltd. – Registered (Construction Materials)	1,105
66	Sika AG (Specialty Chemicals)	235
6,391	Syngenta AG – Registered (Fertilizers & Agricultural Chemicals)	2,546
23,190	Transocean Ltd. (Oil & Gas Drilling)	1,130
48,500	Weatherford International Ltd. (Oil & Gas Equipment & Services) (a)	751
		6,713
	Taiwan — 0.35%
136,924	Asia Cement Corp. (Construction Materials)	177
116,325	China Petrochemical Development Corp. (Commodity Chemicals)	53
739,759	China Steel Corp. (Steel)	670
27,000	Feng Hsin Iron & Steel Co. Ltd. (Steel)	50
206,000	Formosa Chemicals & Fibre Corp. (Specialty Chemicals)	581
73,000	Formosa Petrochemical Corp. (Oil & Gas Refining & Marketing)	200
264,160	Formosa Plastics Corp. (Chemicals)	714
29,394	LCY Chemical Corp. (Commodity Chemicals)	38
304,010	Nan Ya Plastics Corp. (Chemicals)	703
212,000	Taiwan Cement Corp. (Construction Materials)	329
50,000	Taiwan Fertilizer Co. Ltd. (Fertilizers & Agricultural Chemicals)	113
38,000	TSRC Corp. (Commodity Chemicals)	56
		3,684
	Thailand — 0.23%
79,500	Banpu Public Co. Ltd. – Foreign Registered Shares (Coal & Consumable Fuels)	73
80,600	Indorama Ventures Public Co. Ltd. (Commodity Chemicals)	49
594,100	IRPC Public Co. Ltd. – NVDR (Oil & Gas Refining & Marketing)	59
88,804	PTT Exploration & Production Public Co. Ltd. (Oil & Gas Exploration & Production)	450
107,555	PTT Global Chemical Public Co. Ltd. (Diversified Chemicals)	259
54,500	PTT Public Co. Ltd. (Integrated Oil & Gas)	474
53,300	Thai Oil Public Co. Ltd. (Oil & Gas Refining & Marketing)	91
6,900	The Siam Cement Public Co. Ltd. (Construction Materials)	84
19,100	The Siam Cement Public Co. Ltd. – Foreign Registered Shares (Construction Materials)	236
52,000	The Siam Cement Public Co. Ltd. – NVDR (Construction Materials)	634
		2,409

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Turkey — 0.03%
230,435	Eregli Demir ve Celik Fabrikalari TAS (Steel)	$277
2,762	Koza Altin Isletmeleri AS (Gold)	29
		306
	United Kingdom — 11.61%
19,597	AMEC PLC (Oil & Gas Equipment & Services)	353
539,276	Anglo American PLC (Diversified Metals & Mining)	11,786
25,137	Antofagasta PLC (Diversified Metals & Mining)	343
977,056	BG Group PLC (Integrated Oil & Gas)	20,991
607,316	BHP Billiton PLC (Diversified Metals & Mining)	18,794
825,049	BP PLC (Integrated Oil & Gas)	6,667
281,670	BP PLC – Sponsored ADR (Integrated Oil & Gas)	13,692
8,650	Croda International PLC (Specialty Chemicals)	352
14,877	Ensco PLC, ADR (Oil & Gas Drilling)	850
12,100	Fresnillo PLC (Precious Metals & Minerals)	149
13,146	Johnson Matthey PLC (Specialty Chemicals)	714
16,300	Noble Corp. PLC (Oil & Gas Drilling)	611
1,103,236	Ophir Energy PLC (Oil & Gas Exploration & Production) (a)	5,988
49,983	Rexam PLC (Metal & Glass Containers)	439
404,597	Rio Tinto PLC (Diversified Metals & Mining)	22,840
8,268	Rowan Cos. PLC, Class – A (Oil, Gas & Consumable Fuels) (a)	292
189,168	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	6,775
157,307	Royal Dutch Shell PLC, B Shares (Integrated Oil & Gas)	5,938
403,837	Tullow Oil PLC (Oil & Gas Exploration & Production)	5,717
		123,291
	United States — 22.64%
13,336	Air Products & Chemicals, Inc. (Industrial Gases)	1,491
4,425	Airgas, Inc. (Industrial Gases)	495
5,678	Albemarle Corp. (Specialty Chemicals)	360
68,324	Alcoa, Inc. (Aluminum)	726
241,401	Allegheny Technologies, Inc. (Steel)	8,601
84,052	Anadarko Petroleum Corp. (Oil & Gas Exploration & Production)	6,667
110,614	Apache Corp. (Oil & Gas Exploration & Production)	9,506
4,800	Ashland, Inc. (Chemicals)	466
6,400	Avery Dennison Corp. (Office Services & Supplies)	321
28,525	Baker Hughes, Inc. (Oil & Gas Equipment & Services)	1,576
152,028	Ball Corp. (Metal & Glass Containers)	7,854
27,900	Cabot Oil & Gas Corp. (Oil & Gas Exploration & Production)	1,081
16,046	Cameron International Corp. (Oil & Gas Equipment & Services) (a)	955

Shares	Security Description	Value (000)
	United States (continued)
10,200	Celanese Corp., Series A, Series A (Specialty Chemicals)	$564
4,045	CF Industries Holdings, Inc. (Fertilizers & Agricultural Chemicals)	943
13,100	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	565
34,146	Chesapeake Energy Corp. (Oil & Gas Exploration & Production)	927
164,513	Chevron Corp. (Integrated Oil & Gas)	20,549
5,600	Cimarex Energy Co. (Oil & Gas Exploration & Production)	587
242,341	Cobalt International Energy, Inc. (Oil & Gas Exploration & Production) (a)	3,987
6,700	Concho Resources, Inc. (Oil & Gas Exploration & Production) (a)	724
81,471	ConocoPhillips (Integrated Oil & Gas)	5,756
142,114	CONSOL Energy, Inc. (Coal & Consumable Fuels)	5,406
2,969	Continental Resources, Inc. (Oil & Gas Exploration & Production) (a)	334
23,900	Denbury Resources, Inc. (Oil & Gas Exploration & Production) (a)	393
24,891	Devon Energy Corp. (Oil & Gas Exploration & Production)	1,540
4,430	Diamond Offshore Drilling, Inc. (Oil & Gas Drilling)	252
25,678	Dril-Quip, Inc. (Oil & Gas Equipment & Services) (a)	2,823
66,986	E.I. du Pont de Nemours & Co. (Diversified Chemicals)	4,353
9,856	Eastman Chemical Co. (Diversified Chemicals)	795
19,036	Ecolab, Inc. (Specialty Chemicals)	1,985
4,600	Energen Corp. (Oil & Gas Exploration & Production)	325
70,158	EOG Resources, Inc. (Oil & Gas Exploration & Production)	11,775
9,738	EQT Corp. (Oil & Gas Exploration & Production)	874
103,340	Exxon Mobil Corp. (Integrated Oil & Gas)	10,458
88,443	First Solar, Inc. (Electrical Components & Equipment) (a)	4,833
8,762	FMC Corp. (Diversified Chemicals)	661
15,300	FMC Technologies, Inc. (Oil & Gas Equipment & Services) (a)	799
75,217	Freeport-McMoRan Copper & Gold, Inc. (Diversified Metals & Mining)	2,839
148,712	Halliburton Co. (Oil & Gas Equipment & Services)	7,547
6,800	Helmerich & Payne, Inc. (Oil & Gas Drilling)	572
19,848	Hess Corp. (Integrated Oil & Gas)	1,647
12,472	HollyFrontier Corp. (Oil & Gas Refining & Marketing)	620
5,200	International Flavors & Fragrances, Inc. (Specialty Chemicals)	447
29,400	International Paper Co. (Paper Products)	1,441
129,000	KBR, Inc. (Construction & Engineering)	4,114
6,922	Kinder Morgan Management LLC (Oil & Gas Storage & Transportation) (a)	524

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks
	United States (continued)
43,036	Kinder Morgan, Inc. (Oil & Gas Storage & Transportation)	$1,549
47,134	Marathon Oil Corp. (Integrated Oil & Gas)	1,664
103,572	Marathon Petroleum Corp. (Oil & Gas Refining & Marketing)	9,501
2,928	Martin Marietta Materials, Inc. (Construction Materials)	293
11,200	MeadWestvaco Corp. (Paper Products)	414
38,070	Monsanto Co. (Fertilizers & Agricultural Chemicals)	4,437
12,000	Murphy Oil Corp. (Integrated Oil & Gas)	779
31,458	National Oilwell Varco, Inc. (Oil & Gas Equipment & Services)	2,502
30,875	Newmont Mining Corp. (Gold)	711
23,020	Noble Energy, Inc. (Oil & Gas Exploration & Production)	1,568
20,500	Nucor Corp. (Steel)	1,094
53,610	Occidental Petroleum Corp. (Integrated Oil & Gas)	5,098
7,058	Oceaneering International, Inc. (Oil & Gas Equipment & Services)	557
10,100	Owens-Illinois, Inc. (Metal & Glass Containers) (a)	361
114,742	Pattern Energy Group, Inc. (Independent Power Producers & Energy Traders)	3,478
204,552	Patterson-UTI Energy, Inc. (Oil & Gas Drilling)	5,179
17,400	Peabody Energy Corp. (Coal & Consumable Fuels)	340
232,930	Phillips 66 (Oil, Gas & Consumable Fuels)	17,966
62,726	Pioneer Natural Resources Co. (Oil & Gas Exploration & Production)	11,546
9,218	PPG Industries, Inc. (Diversified Chemicals)	1,748
22,350	Praxair, Inc. (Industrial Gases)	2,906
11,300	QEP Resources, Inc. (Oil & Gas Exploration & Production)	346
10,629	Range Resources Corp. (Oil & Gas Exploration & Production)	896
4,600	Rock-Tenn Co., Class – A (Paper Packaging)	483
11,700	Sealed Air Corp. (Paper Packaging)	398
7,700	Sigma-Aldrich Corp. (Specialty Chemicals)	724
10,760	Southern Copper Corp. (Diversified Metals & Mining)	309
141,413	Southwestern Energy Co. (Oil & Gas Exploration & Production) (a)	5,562
43,078	Spectra Energy Corp. (Oil & Gas Storage & Transportation)	1,534
10,159	Superior Energy Services, Inc. (Oil & Gas Equipment & Services) (a)	270
8,800	Tesoro Corp. (Oil & Gas Refining & Marketing)	515
85,833	The Dow Chemical Co. (Diversified Chemicals)	3,811
91,797	The Mosaic Co. (Fertilizers & Agricultural Chemicals)	4,339

Shares	Security Description	Value (000)
	United States (continued)
5,651	The Sherwin-Williams Co. (Specialty Chemicals)	$1,037
43,978	The Williams Cos., Inc. (Oil & Gas Storage & Transportation)	1,697
35,900	Valero Energy Corp. (Oil & Gas Refining & Marketing)	1,809
8,400	Vulcan Materials Co. (Construction Materials)	499
7,800	Whiting Petroleum Corp. (Oil & Gas Exploration & Production) (a)	483
		240,461
	Total Common Stocks	667,446
	Preferred Stocks — 0.50%
	Brazil — 0.43%
14,300	Bradespar SA – Preferred (Steel)	152
9,500	Braskem SA – Preferred, Class – A (Commodity Chemicals) (a)	85
55,800	Gerdau SA – Preferred (Steel)	434
30,700	Klabin SA – Preferred (Paper Packaging)	160
17,600	Metalurgica Gerdau SA – Preferred (Steel)	175
218,875	Petroleo Brasileiro SA – Preferred (Integrated Oil & Gas)	1,584
18,800	Suzano Papel e Celulose SA – Preferred, Class – A (Paper Products)	74
23,987	Usinas Siderurgicas de Minas Gerais SA – Preferred, Class – A (Steel) (a)	144
122,404	Vale SA – Preferred (Steel)	1,697
		4,505
	Chile — 0.01%
6,128	Sociedad Quimica y Minera de Chile SA – Preferred, Class – B (Fertilizers & Agricultural Chemicals)	156
	Colombia — 0.01%
8,262	Grupo Argos SA – Preferred (Construction Materials)	84
	Germany — 0.02%
2,267	Fuchs Petrolub AG – Preferred (Oil & Gas Exploration & Production)	222
	Russia — 0.02%
98	AK Transneft OAO – Preferred (Oil & Gas Storage & Transportation) (c)	257
	South Korea — 0.01%
488	LG Chem Ltd. – Preferred (Commodity Chemicals) (a)	71
	Total Preferred Stocks	5,295
	Warrant — 0.00%
	United States — 0.00%
5,760	Kinder Morgan, Inc. (Oil & Gas Storage & Transportation) (a)	23
	Total Warrant	23
	Rights — 0.01%
	Canada — 0.00%
25,153	Turquoise Hill Resources Ltd. (Diversified Metals & Mining) (a)	23
	Spain — 0.01%
64,935	Repsol SA (Integrated Oil & Gas) (a)	44
	Total Rights	67

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Corporate Bonds — 0.45%
$1,400	HSBC Finance Corp., 0.49%, 1/15/14 (Diversified Financial Services)	$1,400
1,000	Morgan Stanley, 6.00%, 5/13/14 (Capital Markets)	1,019
900	New York Life Global Funding, 2.10%, 1/2/19 (Life & Health Insurance) (c)	895
205	Overseas Private Investment Corp., 4.73%, 3/15/22 (Sovereign)	225
1,200	Verizon Communications, Inc., Series FRN, 1.77%, 9/15/16 (Diversified Telecommunication Services)	1,236
	Total Corporate Bonds	4,775
	Asset Backed Securities — 0.60%
246	AIMCO, Series 2005-AAB, Class A1B, 0.49%, 10/20/19 (b)(d)	243
242	Avenue CLO Ltd., Series 2004-2AL, Class A1L, 0.50%, 10/30/17 (b)(d)	241
288	BlueMountain CLO Ltd., Series 2005-1A, Class A1F, 0.48%, 11/15/17 (b)(d)	287
1,000	Citibank Omni Master Trust, Series 2009-A14A4, Class A14, 2.92%, 8/15/18 (b)(d)	1,016
600	Commercial Industrial Finance Corp., Series 2007-1AL, Class A1L, 0.50%, 5/10/21 (b)(d)	591
591	Fore CLO Ltd., Series 2007-1AB, Class A1B, 0.49%, 7/20/19 (b)(d)	582
319	Four Corners CLO Ltd., Series 2006-2A, Class A, 0.51%, 1/26/20 (b)(d)	315
468	First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF11D, Class A2D, 0.50%, 11/25/35 (d)	452
250	First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF2, Class M3, 0.88%, 3/25/35 (d)	238
1,100	Household Home Equity Loan Trust, Series 2007-1, Class M2, 0.65%, 3/20/36 (d)	939
400	New Century Home Equity Loan Trust, Series 2005-3, Class M2, 0.65%, 7/25/35 (d)	372
305	Oak Hill Credit Partners, Series 2005-4AB, Class A1B, 0.49%, 5/17/21 (b)(d)	305
200	Park Place Securities, Inc., Series 2005-WCW2, Class M1, 0.66%, 7/25/35 (d)	188
113	Stanfield Bristol CLO Ltd., Series 2005-1A, Class A1, 0.50%, 10/15/19 (b)(d)	112
529	Structured Asset Investment Loan Trust, Series 2003-BC11, Class M1, 1.14%, 10/25/33 (d)	504
	Total Asset Backed Securities	6,385
	Collateralized Mortgage Obligations — 0.44%
300	Ameriquest Mortgage Securities, Inc., Series 2005-R11, Class M1, 0.61%, 1/25/36	259
400	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.62%, 4/10/49	443
744	Bear Stearns ALT-A Trust, Series 2007-8, Class 1A, 0.86%, 9/25/34 (d)	720
753	Freddie Mac, Series 2781, Class F1, 0.62%, 9/15/42 (d)	741
2,958	Fannie Mae, Series 2013-M4, Class X1, 3.95%, 2/25/18 (c)(d)	393

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
$662	Freddie Mac, Series 3096, Class FX, 0.62%, 5/15/32 (d)	$661
603	Fannie Mae, Series 2006-98, Class FA, 0.59%, 10/25/36 (d)	604
243	Freddie Mac, Series 3179, Class FP, 0.55%, 7/15/36 (d)	243
24	GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 12A, 3.17%, 6/25/34 (d)	24
419	WaMu Mortgage Pass-Through Certificates, Series 2004-AR14, Class A1, 2.41%, 1/25/35 (d)	417
93	Granite Mortgages PLC, Series 2004-2, Class 2A1, 0.58%, 6/20/44 (d)	127
	Total Collateralized Mortgage Obligations	4,632
	Certificate of Deposit — 0.08%
800	Banco do Brasil NY, 1.20%, 1/24/14	800
	Total Certificate of Deposit	800
	Global Bonds — 0.55%
	Germany — 0.27%
2,100	FMS Wertmanagement, 2.25%, 7/14/14 (e)	2,919
	Italy — 0.14%
1,000	Buoni Poliennali del Tesoro, 4.75%, 6/1/17 (e)	1,491
	Mexico — 0.01%
1,000	Mexican Bonos de Protection al Ahorro, Series IS, 4.01%, 1/30/20 (e)	78
	New Zealand — 0.01%
100	New Zealand Index Linked Bond, 2.00%, 9/20/25 (e)	77
	Slovenia — 0.04%
300	Republic of Slovenia, 4.70%, 11/1/16 (c)(e)	424
	Spain — 0.07%
500	Comunidad de Madrid, 4.20%, 9/24/14 (e)	700
	United States — 0.01%
100	JPMorgan Chase Bank NA, 4.37%, 11/30/21, Callable 11/14/16 @ 100 (e)	143
	Total Global Bonds	5,832
	U.S. Government Agency Securities — 6.43%
300	Fannie Mae, 0.07%, 2/5/14 (f)	300
4,500	Fannie Mae, 6.00%, 4/18/36, Callable 4/18/16 @ 100	4,929
500	Fannie Mae, 0.13%, 1/27/14 (f)	500
1,321	Fannie Mae, 3.50%, 12/1/43	1,314
1,117	Fannie Mae, 3.50%, 11/1/43	1,113
300	Federal Home Loan Bank, 0.07%, 1/17/14 (f)	300
300	Federal Home Loan Bank, 0.06%, 1/9/14 (f)(g)	300
900	Federal Home Loan Bank, 0.08%, 1/29/14 (f)	900
200	Federal Home Loan Bank, 0.06%, 1/22/14 (f)(g)	200
30,000	Federal Home Loan Bank, 0.07%, 1/3/14 (f)(g)	29,999
9,400	Federal Home Loan Bank, 0.06%, 1/2/14 (f)	9,400
600	Federal Home Loan Bank, 0.06%, 1/13/14 (f)(g)	600
8,000	Federal Home Loan Bank, 0.06%, 1/8/14 (f)	8,000
5,600	Freddie Mac, 0.55%, 2/13/15, Callable 2/13/14 @ 100	5,603

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	U.S. Government Agency Securities (continued)
$4,300	Freddie Mac, Series RB, 0.05%, 1/23/14 (f)	$4,300
500	Freddie Mac, 0.13%, 10/2/19, Callable 10/2/14 @ 100	504
	Total U.S. Government Agency Securities	68,262
	U.S. Treasury Obligations — 5.81%
10,112	U.S. Treasury Inflation Index Note, 2.00%, 1/15/14 (h)	10,103
1,000	U.S. Treasury Bill, 0.01%, 1/16/14 (f)	1,000
5,370	U.S. Treasury Bill, 0.03%, 1/23/14 (f)	5,370
6,147	U.S. Treasury Bill, 0.03%, 1/30/14 (f)	6,147
4,300	U.S. Treasury Note, 0.25%, 1/31/14	4,301
2,100	U.S. Treasury Note, 1.00%, 5/15/14	2,107
3,900	U.S. Treasury Note, 2.25%, 5/31/14	3,934
5,200	U.S. Treasury Note, 0.25%, 5/31/14 (h)	5,203
1,300	U.S. Treasury Note, 0.75%, 6/15/14	1,304
700	U.S. Treasury Note, 0.25%, 6/30/14	701
4,400	U.S. Treasury Note, 0.63%, 7/15/14	4,412
248	U.S. Treasury Inflation Index Note, 2.00%, 7/15/14	253
2,000	U.S. Treasury Note, 0.13%, 7/31/14	2,000
2,800	U.S. Treasury Bill, 0.14%, 8/21/14 (f)(h)	2,799
6,800	U.S. Treasury Note, 0.25%, 8/31/14	6,806
2,000	U.S. Treasury Bill, 0.13%, 11/13/14 (f)	1,998
500	U.S. Treasury Bill, 0.14%, 12/11/14 (f)	499
120	U.S. Treasury Inflation Index Note, 1.88%, 7/15/15	127
2,631	U.S. Treasury Inflation Index Note, 0.13%, 1/15/23	2,485
201	U.S. Treasury Inflation Index Note, 0.38%, 7/15/23	194
	Total U.S. Treasury Obligations	61,743
	Yankee Dollars — 0.89%
	France — 0.09%
1,000	Dexia Credit Local SA NY, 1.25%, 10/18/16 (Commercial Banks) (b)	1,000
	Italy — 0.07%
700	Intesa Sanpaolo SpA, 3.13%, 1/15/16 (Commercial Banks)	713
	Korea, Republic Of — 0.03%
300	Export-Import Bank of Korea, 1.09%, 9/17/16 (Diversified Banks)	301
	Netherlands — 0.18%
462	Achmea Hypotheekbank NV, 3.20%, 11/3/14 (Commercial Banks) (b)	473
1,400	Deutsche Annington Finance BV, 3.20%, 10/2/17 (Real Estate Development) (b)	1,416
		1,889
	Norway — 0.09%
500	Kommunalbanken AS, 0.63%, 3/27/17 (Commercial Banks) (b)(e)	503
400	Nordea Eiendomskreditt AS, 2.13%, 9/22/16 (Commercial Banks) (b)	411
		914

Shares or Principal Amount (000)	Security Description	Value (000)
	Switzerland — 0.04%
$436	UBS AG Stamford CT, 2.25%, 1/28/14 (Commercial Banks)	$437
	United Kingdom — 0.09%
1,000	HSBC Bank PLC, 1.63%, 7/7/14 (Commercial Banks) (b)	1,007
	United States — 0.30%
1,000	JPMorgan Chase Bank NA, 5.38%, 9/28/16 (Commercial Banks)	1,799
1,000	Merrill Lynch & Co., Series E, 0.67%, 7/22/14 (Capital Markets) (e)	1,377
		3,176
	Total Yankee Dollars	9,437
	Time Deposit — 0.56%
5,908	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 1/2/14	5,908
	Total Time Deposit	5,908
	Mutual Fund — 0.22%
2,340,000	SSgA Treasury Money Market Fund, 0.00% (i)	2,340
	Total Mutual Fund	2,340
	Call Options Purchased — 0.0%
2	Brent Calendar Swap Future, Expiring 1/2/14 at $119	—
1	Brent Crude Oil Future, Expiring 1/2/14 at $119	—
19	Crude Oil Future Option, Expiring 11/18/14 at $110	15
5	Crude Oil Future Option, Expiring 11/18/15 at $145	1
31	Gold Future Option, Expiring 1/29/14 at $300	7
	Total Call Options Purchased (Cost $124)	23
	Put Option Purchased — 0.0%
11	Electrolytic Copper Future Option, Expiring 12/4/14 at $7000	108
	Total Put Options Purchased (Cost $208)	108
	Repurchase Agreements — 19.69%
39,900	Bank of America, 0.01%, 1/2/14 (Purchased on 12/31/13, proceeds at maturity $39,900,011 collateralized by U.S. Treasury Notes, 0.25% – 2.00%, 7/31/15 – 9/30/20 fair value $40,698,175)	39,900
59,500	BNP Paribas, 0.01%, 1/2/14 (Purchased on 12/31/13, proceeds at maturity $43,200,012 collateralized by U.S. Treasury Obligations, 0.63% – 3.63%, 8/15/16 – 4/15/32 fair value $44,064,057)	59,500
15,300	Credit Suisse Securities, 0.01%, 1/2/14 (Purchased on 12/31/13, proceeds at maturity $15,300,004 collateralized by U.S. Treasury Notes, 0.75%, 10/31/17 fair value $15,608,683)	15,300

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Repurchase Agreements (continued)
$40,200	Deutsche Bank Securities, Inc., 0.02%, 1/2/14 (Purchased on 12/31/13, proceeds at maturity $40,200,045 collateralized by U.S. Treasury Notes, 1.75% – 2.13%, 12/31/15 – 5/15/23 fair value $41,004,092)	$40,200
39,900	Morgan Stanley & Co., LLC, 0.02%, 1/2/14 (Purchased on 12/31/13, proceeds at maturity $39,900,044 collateralized by U.S. Treasury Obligations, 2.63% – 7.25%, 5/15/16 – 11/15/40 fair value $40,698,100)	39,900
9,600	RBS Securities, Inc., 0.02%, 1/2/14 (Purchased on 12/31/13, proceeds at maturity $9,600,011 collateralized by U.S. Government Agency Security, 4.13%, 4/15/14 fair value $9,798,621)	9,600
4,800	Toronto-Dominion Bank NY, 0.02%, 1/2/14 (Purchased on 12/31/13, proceeds at maturity $4,800,005 collateralized by U.S. Treasury Bonds, 5.38%, 2/15/31 fair value $4,914,836)	4,800
	Total Repurchase Agreements	209,200
	Total Investments (cost $978,087) — 99.05%	1,052,276
	Other assets in excess of liabilities — 0.95%	10,097
	Net Assets — 100.00%	$1,062,373

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on December 31, 2013 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed illiquid by the Specialist Manager and represent 0.19% of the Portfolio.
(d)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2013.
(e)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(f)	Zero Coupon Security. Effective rate shown is as of December 31, 2013.
(g)	Rate disclosed represents effective yield at purchase.
(h)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.
(i)	The rate disclosed is the rate in effect on December 31, 2013.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depository Receipt

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The Commodity Returns Strategy Portfolio	Mellon Capital Management Corp.	PIMCO	Wellington Management Company, LLP; Global National Resources Equity Strategy	Wellington Management Company, LLP; Commodity Futures Strategy	Total
Common Stocks	30.93%	—	31.76%	0.13%	62.82%
Preferred Stocks	0.50%	—	—	—	0.50%
Warrant	0.00%	—	—	—	0.00%
Rights	0.01%	—	—	—	0.01%
Corporate Bonds	—	0.45%	—	—	0.45%
Asset Backed Securities	—	0.60%	—	—	0.60%
Collateralized Mortgage Obligations	—	0.44%	—	—	0.44%
Certificate of Deposit	—	0.08%	—	—	0.08%
Global Bonds	—	0.55%	—	—	0.55%
U.S. Government Agency Securities	—	6.43%	—	—	6.43%
U.S. Treasury Obligations	—	5.81%	—	—	5.81%
Yankee Dollars	—	0.89%	—	—	0.89%
Time Deposits	—	0.10%	0.45%	0.01%	0.56%
Mutual Funds	0.22%	—	—	0.00%	0.22%
Call Options Purchased	—	—	—	0.00%	0.00%
Put Options Purchased	—	—	—	0.00%	0.00%
Repurchase Agreements	—	2.89%	—	16.80%	19.69%
Other Assets	0.25%	-0.22%	0.05%	0.87%	0.95%
Total Investments	31.91%	18.02%	32.26%	17.81%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

The following tables reflect the open derivative positions held by the Portfolio as of December 31, 2013.

Long/(Short) Futures

Number of Contracts	Futures Contracts Positionsˆ	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
118	Brent Crude Future	$13,074	1/17/14	$181
(11)	Brent Crude Future	(1,153)	2/13/15	(54)
(1)	Brent Crude Future	(110)	5/16/14	(1)
(89)	Brent Crude Future	(9,746)	5/16/14	(475)
(25)	Brent Crude Future	(2,697)	8/15/14	(39)
(3)	Brent Crude Future	(319)	11/14/14	(1)
9	Brent Crude Future	957	11/14/14	29
34	Brent Crude Future	9	2/11/14	(17)
(35)	Canola Fture	(302)	5/15/14	9
(15)	Cocoa Future	(406)	3/17/14	1
15	Cocoa Future	407	5/15/14	—
30	Coffee “C” Future	1,245	3/20/14	(36)
(147)	Corn Future	(3,102)	3/17/14	62
224	Corn Future	5,043	12/151/4	(428)
(1)	Cotton No. 2 Future	(42)	3/10/14	—
15	Cotton No. 2 Future	635	3/10/14	32
(8)	Cotton No. 2 Future	(338)	5/8/14	(11)
9	Cotton No. 2 Future	378	7/10/14	13
51	Crude Oil Future	3	1/13/14	(41)
35	Crude Oil Future	63	11/10/14	—
89	Electrolytic Copper Future	16,389	3/18/14	555
(10)	Electrolytic Copper Future	(1,825)	12/16/14	63
1	European Gas Oil Swap Future	16	2/3/14	1
1	European Gas Oil Swap Future	16	3/3/14	1
1	European Gas Oil Swap Future	16	4/1/14	1
91	Gas Oil Future	8,593	1/13/14	(10)
27	Gasoline RBOB Future	3,166	3/3/14	1
318	Gold 100 Oz. Future	38,255	4/29/14	(774)
223	Hard Red Winter Wheat Future	7,175	7/15/14	(648)
(11)	Henry Hub Natural Gas Swap Future	(116)	1/30/14	1
8	Henry Hub Natural Gas Swap Future	86	1/28/16	(2)
8	Henry Hub Natural Gas Swap Future	86	1/30/17	—
7	Henry Hub Natural Gas Swap Future	77	1/30/18	(1)
7	Henry Hub Natural Gas Swap Future	76	2/27/18	(2)
(4)	Henry Hub Natural Gas Swap Future	(42)	2/27/14	—
8	Henry Hub Natural Gas Swap Future	85	2/26/16	(2)
8	Henry Hub Natural Gas Swap Future	85	2/27/17	(1)
7	Henry Hub Natural Gas Swap Future	71	3/28/18	(7)
(4)	Henry Hub Natural Gas Swap Future	(41)	3/28/14	1
8	Henry Hub Natural Gas Swap Future	80	3/30/16	(2)
8	Henry Hub Natural Gas Swap Future	80	3/30/17	(6)
7	Henry Hub Natural Gas Swap Future	71	4/27/18	(7)
(4)	Henry Hub Natural Gas Swap Future	(41)	4/29/14	1
8	Henry Hub Natural Gas Swap Future	80	4/28/16	(2)
8	Henry Hub Natural Gas Swap Future	80	4/27/17	(5)
7	Henry Hub Natural Gas Swap Future	72	5/30/18	(6)
(4)	Henry Hub Natural Gas Swap Future	(41)	5/29/14	1

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Long/(Short) Futures (continued)

Number of Contracts	Futures Contracts Positionsˆ	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
8	Henry Hub Natural Gas Swap Future	$81	5/27/16	$(2)
8	Henry Hub Natural Gas Swap Future	81	5/29/17	(5)
7	Henry Hub Natural Gas Swap Future	72	6/28/18	(6)
(4)	Henry Hub Natural Gas Swap Future	(41)	6/27/14	1
8	Henry Hub Natural Gas Swap Future	81	6/29/16	(2)
8	Henry Hub Natural Gas Swap Future	81	6/29/17	(4)
7	Henry Hub Natural Gas Swap Future	72	7/30/18	(5)
(4)	Henry Hub Natural Gas Swap Future	(42)	7/30/14	—
8	Henry Hub Natural Gas Swap Future	81	7/28/16	(2)
8	Henry Hub Natural Gas Swap Future	82	7/28/17	(4)
7	Henry Hub Natural Gas Swap Future	72	8/30/18	(5)
(4)	Henry Hub Natural Gas Swap Future	(41)	8/28/14	1
8	Henry Hub Natural Gas Swap Future	81	8/30/16	(3)
8	Henry Hub Natural Gas Swap Future	82	8/30/17	(4)
7	Henry Hub Natural Gas Swap Future	73	9/27/18	(5)
(4)	Henry Hub Natural Gas Swap Future	(42)	9/29/14	—
8	Henry Hub Natural Gas Swap Future	82	9/29/16	(3)
8	Henry Hub Natural Gas Swap Future	82	9/28/17	(4)
7	Henry Hub Natural Gas Swap Future	74	10/30/18	(4)
(4)	Henry Hub Natural Gas Swap Future	(42)	10/30/14	—
8	Henry Hub Natural Gas Swap Future	83	10/28/16	(3)
8	Henry Hub Natural Gas Swap Future	84	10/30/17	(2)
7	Henry Hub Natural Gas Swap Future	77	11/29/18	(1)
(4)	Henry Hub Natural Gas Swap Future	(43)	11/26/14	(1)
8	Henry Hub Natural Gas Swap Future	85	11/29/16	(4)
8	Henry Hub Natural Gas Swap Future	87	11/29/17	1
(3)	Lean Hogs Future	(103)	2/18/14	5
24	Lean Hogs Future	870	4/15/14	(5)
2	Live Cattle Future	108	3/3/14	—
44	Live Cattle Future	2,381	5/1/14	8
120	Live Cattle Future	6,212	7/1/14	(11)
96	London Metal Exchange Lead Future	5,326	3/18/14	287
(8)	Natural Gas Future	(262)	3/31/14	(16)
(8)	Natural Gas Future	(266)	4/30/14	(12)
(9)	Natural Gas Future	(285)	5/30/14	(9)
118	Natural Gas Future	5,190	12/30/14	(26)
50	Natural Gas Future	2,115	1/30/14	211
(10)	Natural Gas Future	(419)	2/27/14	—
(5)	Natural Gas Future	(215)	2/26/15	5
(136)	Natural Gas Future	(5,583)	3/28/14	8
78	Natural Gas Future	3,202	3/28/14	(53)
(19)	Natural Gas Future	(766)	3/20/15	4
24	Natural Gas Future	963	4/29/15	(4)
8	Natural Gas Future	329	5/29/14	(6)
24	Natural Gas Future	974	7/30/15	3
81	Natural Gas Future	3,371	9/29/14	7
(24)	Natural Gas Future	(978)	9/29/15	(2)
65	Natural Gas Future	2,803	11/26/14	(49)
8	Natural Gas Future	87	12/30/15	(2)

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Long/(Short) Futures (continued)

Number of Contracts	Futures Contracts Positionsˆ	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
8	Natural Gas Future	$87	12/29/16	$1
7	Natural Gas Future	77	12/28/17	—
21	New York Harbor ULSD Future	2,704	2/3/14	—
15	NYMEX Palladium Future	1,077	3/28/14	(17)
150	NYMEX WTI Crude Future	14,763	1/22/14	114
(14)	NYMEX WTI Crude Future	(1,362)	5/21/14	(9)
105	NYMEX WTI Crude Future	10,214	5/21/14	177
(7)	NYMEX WTI Crude Future	(622)	5/20/15	6
14	NYMEX WTI Crude Future	1,223	8/21/15	(13)
14	NYMEX WTI Crude Future	1,298	11/21/14	14
(7)	NYMEX WTI Crude Future	(604)	11/23/15	8
118	Platinum Future	8,105	4/29/14	(15)
227	Primary Aluminum Future	10,185	3/18/14	144
108	Primary Nickel Future	9,001	3/18/14	(3)
14	Rapeseed Future	352	5/1/14	1
17	Red Spring Wheat Future	540	3/17/14	(66)
(1)	Rotterdam Fuel Oil Swap Future	(19)	2/3/14	(3)
(1)	Rotterdam Fuel Oil Swap Future	(18)	3/3/14	(3)
(1)	Rotterdam Fuel Oil Swap Future	(18)	4/1/14	(3)
47	Silver Future	4,552	3/28/14	(316)
(51)	Soybean Future	(3,296)	3/17/14	92
(5)	Soybean Future	(323)	3/17/14	—
45	Soybean Future	2,873	5/15/14	(27)
(10)	Soybean Meal Future	(417)	3/17/14	15
(23)	Sugar #11 Future	(423)	3/3/14	45
331	Sugar #11 Future	6,084	3/3/14	(322)
(21)	Wheat Future	(636)	3/17/14	65
(63)	Wheat Future	(1,907)	3/17/14	156
23	White Sugar Future	516	2/14/14	(21)
11	WTI Crude Future	996	2/20/15	(3)
1	WTI Crude Future	97	5/20/14	—
25	WTI Crude Future	2,369	8/20/14	16
3	WTI Crude Future	278	11/20/14	3
112	Zinc Future	5,762	3/18/14	377
	Net Unrealized Appreciation/(Depreciation)			$(935)
ˆ	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 12/31/13 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
85,313	Australian Dollar	JPMorgan Chase	1/6/14	$76	$76	$—
429,939	Brazilian Real	Deutsche Bank	1/3/14	190	182	(8)
1,199,585	Brazilian Real	Credit Suisse	1/3/14	510	508	(2)
1,629,524	Brazilian Real	Deutsche Bank	2/4/14	697	684	(13)
162,000	Canadian Dollar	Standard Chartered	3/20/14	151	152	1
4,153,000	Euro	Credit Suisse	1/2/14	5,675	5,712	37
608,000	Euro	JPMorgan Chase	2/4/14	837	836	(1)
6,476,058	Japanese Yen	Barclays Bank	1/6/14	62	62	—
4,588,531	Mexican Peso	Deutsche Bank	3/6/14	355	350	(5)
	Total Currencies Purchased			$8,553	$8,562	$9
	Currencies Sold
32,000	Australian Dollar	Barclays Bank	1/6/14	$29	$29	$—
1,629,524	Brazilian Real	Deutsche Bank	1/3/14	703	690	13
1,137,000	British Pound Sterling	Barclays Bank	3/12/14	1,860	1,881	(21)
387,000	Canadian Dollar	Deutsche Bank	3/20/14	363	364	(1)
204,000	Euro	Deutsche Bank	1/2/14	274	280	(6)
109,000	Euro	JPMorgan Chase	2/4/14	150	150	—
251,000	Euro	Barclays Bank	2/4/14	345	345	—
4,153,000	Euro	Credit Suisse	2/4/14	5,677	5,714	(37)
1,080,000	Euro	Deutsche Bank	2/4/14	1,488	1,486	2
3,949,000	Euro	JPMorgan Chase	1/2/14	5,314	5,432	(118)
3,700,000	Japanese Yen	Deutsche Bank	2/18/14	37	35	2
	Total Currencies Sold			$16,240	$16,406	$(166)
	Net Unrealized/Appreciation (Depreciation)					$(157)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Written Options

Number of Contracts	Security Description	Exercise Price	Premium (000)	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(1)	Call – Heating Oil Future Option	$330	$(2)	$—	1/2/14	$2
(2)	Call – NY Harbor Heating Oil Swap Future Option	3	(4)	—	1/2/14	4
(1)	Put – WTI Brent Future Option	(15)	(1)	—	1/16/14	1
(1)	Put – WTI Brent Spread Future Option	(13)	(1)	(1)	1/16/14	—
(1)	Call – WTI Brent Spread Future Option	(7)	(1)	—	1/16/14	1
(1)	Call – WTI Brent Future Option	(9)	(1)	—	1/16/14	1
(4)	Call – WTI Brent Spread Future Option	(8)	(4)	(1)	1/16/14	3
(4)	Call – Crude Oil Future Option	102	(1)	(1)	1/16/14	—
(2)	Put – Crude Oil Future Option	93	(1)	—	1/16/14	1
(4)	Put – WTI Brent Spread Future Option	(14)	(4)	(3)	1/16/14	1
(290)	Put Option on Interest Rate Swap, with Goldman Sachs International, based on the U.S. Dollar 5-Year Interest	2	(14)	(4)	1/28/14	10
(290)	Call Option on Interest Rate Swap, with Goldman Sachs International, based on the U.S. Dollar 5-Year Interest	1	(6)	—	1/28/14	6
(300)	Put – London Platinum & Palladium Market Index Option	(3)	(25)	—	3/4/14	25
(150)	Put – London Platinum & Palladium Market Index Option	—	(13)	—	3/5/14	13
(12)	Call – NYM WTI Brent spread Future Option	(6)	(22)	(11)	5/15/14	11
(7)	Put – Sugar NO. 11 Future Option	14	(1)	(1)	9/16/14	—
(300)	Put – Spread between the Platinum and Gold Indices Future Option	—	(15)	(6)	10/2/14	9
(100)	Put – Spread between the Platinum and Gold Indices Future Option	—	(5)	(2)	10/3/14	3
(4)	Call – WTI Brent Spread Future Option	(2)	(3)	(2)	11/13/14	1
(11)	Call – Electrolytic Copper Future Option	9,000	(204)	(25)	12/4/14	179
(5)	Put – Crude Oil Future Option	70	(37)	(12)	11/18/15	25
(50)	Put – Inflation Floor USD CPURNSA Index Option	—	(5)	(2)	1/12/18	3
(50)	Put – Inflation Floor USD CPURNSA Index Option	—	(5)	(2)	1/23/18	3
	Total		$(375)	$(73)		$302

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Swap Agreementsˆ

	Notional Amount (000)	Swap Premiums Paid (000)	Amount at Value (000)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000)
Variance Swap Agreement with Deustche Bank, based on the LPH4 Index, 0.05%	$(100)	$—	$(2)	3/4/14	$(2)
Variance Swap Agreement with JPMorgan Chase Bank, based on the Platinum Index, 0.08%	170	—	7	9/30/14	7
Variance Swap Agreement with Goldman Sachs International, based on the Platinum Index, 0.05%	290	—	1	8/6/14	1
Variance Swap Agreement with Deutsche Bank, based on the LPM4, 0.11%	120	—	(9)	6/4/14	(9)
Variance Swap Agreement with Deutsche Bank, based on the Platinum Index, 0.09%	130	—	6	6/4/14	6
Variance Swap Agreement with Deustche Bank, based on the LAH4 Index, 0.04%	100	—	2	3/4/14	2
Variance Swap Agreement with Deustche Bank, based on the LAH4 Index, 0.04%	69	—	1	3/4/14	1
Variance Swap Agreement with Deustche Bank, based on the LPH4 Index, 0.05%	(61)	—	(1)	3/4/14	(1)
Variance Swap Agreement with Deustche Bank, based on the LAH4 Index, 0.04%	160	—	3	3/4/14	3
Variance Swap Agreement with Deustche Bank, based on the LPH4 Index, 0.05%	(140)	—	(3)	3/4/14	(3)
Variance Swap Agreement with Goldman Sachs International, based on the Platinum Index, 0.05%	320	—	7	1/9/14	7
Variance Swap Agreement with Goldman Sachs International, based on the Platinum Index, 0.06%	160	—	—	11/25/15	—
Variance Swap Agreement with Goldman Sachs International, based on the Platinum Index, 0.11%	(120)	—	(2)	11/25/15	(2)
Variance Swap Agreement with JPMorgan Chase Bank, based on the Platinum Index, 0.05%	1,640	—	(10)	6/5/14	(10)
Variance Swap Agreement with JPMorgan Chase Bank, based on the Natural Gas Index, 0.18%	58	—	2	1/28/14	2
Variance Swap Agreement with Goldman Sachs International, based on the S&P 500 Index, 0.04%	600	—	3	10/17/14	3
Variance Swap Agreement with Goldman Sachs International, based on the S&P 500 Index, 0.03%	285	—	2	3/21/14	2
Commodity Swap Agreement with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Total Return Index	2,832	—	(9)	2/18/14	(9)
Commodity Swap Agreement with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Total Return Index	39,425	(9)	(187)	2/18/14	(178)
Commodity Swap Agreement with Canadian Imperial Bank of Commerce, based on the Dow-Jones UBS Commodity Total Return Index	840	12	(4)	2/18/14	(16)
Commodity Swap Agreement with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Total Return Index	3,245	—	(10)	2/18/14	(10)
Commodity Swap Agreement with JPMorgan Chase Bank, based on the TBL/JMABNICO	510	—	(2)	2/18/14	(2)
Commodity Swap Agreement with Goldman Sachs International, based on the Dow-Jones UBS Commodity Total Return Index	1,749	—	(8)	2/18/14	(8)

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Swap Agreementsˆ (continued)

	Notional Amount (000)	Swap Premiums Paid (000)	Amount at Value (000)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000)
Commodity Swap Agreement with Deutsche Bank, based on the Dow-Jones UBS Commodity Total Return Index	$122,029	$(62)	$(574)	2/18/14	$(512)
Commodity Swap Agreement with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Total Return Index	18,344	(44)	(84)	2/18/14	(40)
Commodity Swap Agreement with JPMorgan Chase Bank, based on the TBL/JMABNICP	3,287	17	(7)	2/18/14	(24)
Commodity Swap Agreement with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Total Return Index	(481)	—	(6)	2/18/14	(6)
Commodity Swap Agreement with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Total Return Index	499	—	6	2/18/14	6
Commodity Swap Agreement with Deutsche Bank, based on the Wheat Index, $711	—	—	7	11/21/14	7
Commodity Swap Agreement with Goldman Sachs International, based on the sperad between Rotterdam Fuel Oil and Brent Crude Oil Indices, $(9.88)	(6)	—	41	12/31/14	41
Commodity Swap Agreement with Goldman Sachs International, based on the spread between Eurpoean Gasoil and Brent Crude Oil Indices, $17.18	(6)	—	4	12/31/14	4
Commodity Swap Agreement with Goldman Sachs International, based on the sperad between Rotterdam Fuel Oil and Brent Crude Oil Indices, $(9.90)	(6)	—	40	12/31/14	40
Commodity Swap Agreement with Goldman Sachs International, based on the spread between European Gasoil and Brent Crude Oil Indices, $17.10	(6)	—	4	12/31/14	4
Commodity Swap Agreement with Deutsche Bank, based on the W n4 Index, $696.50	—	—	8	6/20/14	8
Commodity Swap Agreement with Deutsche Bank, based on the W H5 Index, $714.50	—	—	(5)	2/19/15	(5)
Commodity Swap Agreement with Deutsche Bank, based on the W H5 Index, $714.50	—	—	(5)	2/19/15	(5)
Commodity Swap Agreement with Deutsche Bank, based on the LLSBRT Index, $(10.25)	2,338	—	16	12/31/14	16
Total Return Swap Agreement with JPMorgan Chase Bank, based on the S&P GSCI Grains Index	3,714	—	(108)	8/29/14	(108)
Total Return Swap Agreement with JPMorgan Chase Bank, based on the S&P GSCI Agriculture Index	1	—	(58)	3/28/14	(58)
Interest Rate Swap Agreement with Credit Suisse, based on the London Interbank Offer Rate Index, 1.00% (a)	290,000 (JPY)	(6)	—	9/18/23	6
Interest Rate Swap Agreement with Goldman Sachs International, based on the Brazil Cetip Interbank Deposit Rate Index, 9.10% (b)	16,000 (BRL)	—	(415)	1/2/17	(415)
Interest Rate Swap Agreement with Goldman Sachs International, based on the Mexico Interbank Equilibrium Intrest Rate Index, 9.10% (b)	10,000 (MXN)	(17)	(23)	9/1/23	(6)
Interest Rate Swap Agreement with Deutesche Bank, based on the Mexico Interbank Equilibrium Intrest Rate Index, 6.35% (b)	11,000 (MXN)	(19)	(26)	9/1/23	(7)
Interest Rate Swap Agreement with Citibank, NA, based on the Bank Bill Interest Rate Index, 4.00% (b)	4,600 (AUD)	(29)	—	6/8/19	29

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (concluded) — December 31, 2013 (Unaudited)

Swap Agreementsˆ (continued)

	Notional Amount (000)	Swap Premiums Paid (000)	Amount at Value (000)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000)
Interest Rate Swap Agreement with Barclays Bank, based on the Brazil Cetip Interbank Deposit Rate Index, 12.26% (b)	7,900 (BRL)	$9	$7	1/2/17	$(2)
Interest Rate Swap Agreement with Barclays Bank, based on the Mexico Interbank Equilibrium Intrest Rate Index, 6.35% (a)	13,000 (MXN)	(21)	(31)	9/1/23	(10)
Interest Rate Swap Agreement with Deutesche Bank, based on the CPI Urban Consumers NSA, 1.50% (b)	$500	3	(11)	7/15/22	(14)
		$(166)	$(1,433)		$(1,267)

Amounts designated as “—” are $0 or have been rounded to $0.

ˆ	Cash has been pledged as collateral for swap agreements held by the Portfolio.
(a)	The Portfolio makes periodic payments when credit spreads, as represented by the Reference Entity, widen.
(b)	The Portfolio receives periodic payments when credit spreads, as represented by the Reference Entity, widen.
(c)	The Portfolio receives based on stated index and pays the fixed rate.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 90.87%
	Australia — 2.64%
31,372	AGL Energy Ltd. (Multi-Utilities)	$421
54,585	Amcor Ltd. (Paper Packaging)	514
164,411	AMP Ltd. (Life & Health Insurance)	644
45,300	APA Group (Gas Utilities)	243
10,598	ASX Ltd. (Specialized Finance)	348
156,030	Australia & New Zealand Banking Group Ltd. (Diversified Banks)	4,489
16,181	Bank of Queensland Ltd. (Commercial Banks)	176
26,615	Bendigo & Adelaide Bank Ltd. (Regional Banks)	279
225,974	CFS Retail Property Trust (Retail Real Estate Investment Trusts)	392
221,316	Coca-Cola Amatil Ltd. (Soft Drinks)	2,377
93,205	Commonwealth Bank of Australia (Diversified Banks)	6,472
517,982	Dexus Property Group (Diversified Real Estate Investment Trusts)	465
152,818	Federation Centres (Retail Real Estate Investment Trusts)	319
189,330	GPT Group (Diversified Real Estate Investment Trusts)	575
68,593	Iluka Resources Ltd. (Diversified Metals & Mining)	528
372,402	Incitec Pivot Ltd. (Fertilizers & Agricultural Chemicals)	891
111,271	Insurance Australia Group Ltd. (Insurance)	578
196,498	Metcash Ltd. (Food Distributors)	554
392,068	Mirvac Group (Diversified Real Estate Investment Trusts)	588
133,179	National Australia Bank Ltd. (Diversified Banks)	4,141
9,274	Newcrest Mining Ltd. (Gold)	65
54,585	Orora Ltd. (Containers & Packaging) (a)	57
115,302	SP AusNet (Electric Utilities)	128
246,812	Stockland Trust Group (Diversified Real Estate Investment Trusts)	795
48,818	Sydney Airport (Airport Services)	166
170,103	Tabcorp Holdings Ltd. (Casinos & Gaming)	551
317,390	Tatts Group Ltd. (Casinos & Gaming)	879
492,965	Telstra Corp. Ltd. (Integrated Telecommunication Services)	2,310
152,697	Toll Holdings Ltd. (Air Freight & Logistics)	774
313,030	Transurban Group (Highways & Railtracks)	1,911
223,125	Westfield Group (Retail Real Estate Investment Trusts)	2,010
326,929	Westfield Retail Trust (Retail Real Estate Investment Trusts)	867
177,949	Westpac Banking Corp. (Diversified Banks)	5,144
47,215	WorleyParsons Ltd. (Oil & Gas Equipment & Services)	700
		41,351

Shares	Security Description	Value (000)
	Austria — 0.13%
92,400	Immofinanz AG (Real Estate Operating Companies)	$428
25,231	OMV AG (Integrated Oil & Gas)	1,208
2,511	Raiffeisen Bank International AG (Commercial Banks)	88
6,417	Vienna Insurance Group Wiener Staedtische Versicherung AG (Multi-line Insurance)	320
		2,044
	Belgium — 1.39%
14,598	Ageas (Multi-line Insurance)	622
68,485	Anheuser-Busch InBev NV (Brewers)	7,277
17,574	Belgacom SA (Integrated Telecommunication Services)	520
23,553	Delhaize Group (Food Retail)	1,400
4,995	Groupe Bruxelles Lambert SA (Multi-Sector Holdings)	459
52,703	KBC Groep NV (Commercial Banks) (b)	2,991
10,538	Solvay SA (Diversified Chemicals)	1,667
47,743	Telenet Group Holding NV (Alternative Carriers)	2,849
36,725	UCB SA (Pharmaceuticals)	2,735
26,344	Umicore SA (Specialty Chemicals)	1,230
		21,750
	Bermuda — 0.24%
29,750	Kerry Logistics Network Ltd. (Air Freight & Logistics) (a)	42
92,383	Seadrill Ltd. (Oil & Gas Drilling)	3,773
		3,815
	Brazil — 0.09%
38,140	Banco Bradesco SA – Sponsored ADR (Diversified Banks)	478
117,900	Hypermarcas SA (Personal Products)	882
		1,360
	Canada — 1.13%
12,900	Bank of Nova Scotia (Commercial Banks)	807
46,600	CAE, Inc. (Aerospace & Defense)	593
31,300	Cameco Corp. (Coal & Consumable Fuels)	650
15,052	Canadian Pacific Railway Ltd. (Railroads)	2,278
60,300	Cenovus Energy, Inc. (Integrated Oil & Gas)	1,726
74,900	Centerra Gold, Inc. (Metals & Mining)	305
95,400	Centerra Gold, Inc. (Gold)	388
33,100	Enbridge, Inc. (Oil & Gas Storage & Transportation)	1,446
133,984	First Quantum Minerals Ltd. (Diversified Metals & Mining)	2,414
140,100	Imperial Oil Ltd. (Integrated Oil & Gas)	6,204
32,600	Progressive Waste Solutions Ltd. (Environmental & Facilities Services)	807
		17,618
	Cayman Islands — 0.09%
204,000	China Mengniu Dairy Co. Ltd. (Food Products)	968
162,500	Stella International Holdings Ltd. (Footwear)	414
		1,382

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China — 1.55%
58,328	Baidu, Inc. – Sponsored ADR (Internet Software & Services) (a)	$10,375
1,526,613	Bank of China Ltd., H Shares (Diversified Banks)	703
260,200	China Pacific Insurance Group Co. Ltd. (Multi-line Insurance)	1,020
924,654	China Resources Land Ltd. (Real Estate Development)	2,292
3,899,058	Industrial & Commercial Bank of China Ltd., H Shares (Diversified Banks)	2,635
18,000	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	942
432,000	PICC Property & Casualty Co. Ltd., H Shares (Property & Casualty Insurance)	641
45,000	Ping An Insurance Group Co. of China (Insurance)	403
49,547	Tencent Holdings Ltd. (Internet Software & Services)	3,160
621,500	Yue Yuen Industrial (Holdings) Ltd. (Footwear)	2,076
		24,247
	Curaçao — 0.15%
25,707	Schlumberger Ltd. (Oil & Gas Equipment & Services)	2,316
	Denmark — 0.77%
78	A.P. Moller – Maersk A/S, Class – A (Marine)	804
196	A.P. Moller – Maersk A/S, Class – B (Marine)	2,127
41,052	Novo Nordisk A/S, ADR (Pharmaceuticals)	7,526
7,031	Rockwool International A/S, B Shares (Building Products)	1,245
24,784	TDC A/S (Integrated Telecommunication Services)	240
990	Tryg A/S (Insurance)	96
		12,038
	Finland — 0.60%
9,436	Elisa Oyj (Integrated Telecommunication Services)	250
15,432	Fortum Oyj (Electric Utilities)	353
17,311	Metso OYJ (Machinery)	739
9,671	Nokian Renkaat Oyj (Auto Components)	464
13,592	Orion Oyj, Class – B (Integrated Oil & Gas)	382
106,778	Sampo Oyj, A Shares (Multi-line Insurance)	5,246
75,620	Stora Enso Oyj, R Shares (Paper Products)	759
73,120	UPM-Kymmene Oyj (Paper Products)	1,235
		9,428
	France — 9.02%
200,258	AXA SA (Multi-line Insurance)	5,567
175,391	BNP Paribas (Diversified Banks)	13,668
42,190	Bouygues SA (Construction & Engineering)	1,591
32,882	Casino Guichard-Perrachon SA (Food Retail)	3,789
8,345	CNP Assurances (Insurance)	171
113,119	Compagnie de Saint-Gobain (Building Products)	6,220
10,790	Credit Agricole SA (Diversified Banks) (a)	138
18,029	Danone SA (Packaged Foods & Meats)	1,298

Shares	Security Description	Value (000)
	France (continued)
12,987	Electricite de France SA (Electric Utilities)	$459
31,031	Eutelsat Communications (Media)	967
2,324	Fonciere des Regions (Diversified Real Estate Investment Trusts)	201
168,152	GDF Suez (Multi-Utilities)	3,954
1,678	Gecina SA (Diversified Real Estate Investment Trusts)	221
2,523	Icade (Real Estate Investment Trusts (REITs))	235
28,043	JC Decaux SA (Advertising)	1,156
7,618	Klepierre (Retail Real Estate Investment Trusts)	353
23,581	Lagardere SCA (Publishing)	876
102,399	Legrand SA (Electrical Components & Equipment)	5,643
3,846	L'Oreal SA (Personal Products)	676
13,918	LVMH Moet Hennessy Louis Vuitton SA (Apparel, Accessories & Luxury Goods)	2,539
17,342	Numericable Group SA (Media) (a)(b)	630
141,620	Orange (Diversified Telecommunication Services)	1,753
71,131	Pernod Ricard SA (Distillers & Vintners)	8,103
111,558	Psa Peugeot Citroen (Automobiles) (a)	1,448
20,704	Renault SA (Automobile Manufacturers)	1,665
32,754	Rexel SA (Trading Companies & Distributors)	859
175,263	Sanofi-Aventis (Pharmaceuticals)	18,594
110,326	Schneider Electric SA (Electrical Components & Equipment)	9,622
8,373	SCOR SE (Reinsurance)	306
44,298	Societe Generale (Diversified Banks)	2,573
14,554	Suez Environnement Co. (Multi-Utilities)	261
48,619	Technip SA (Oil & Gas Equipment & Services)	4,672
293,219	Total SA (Integrated Oil & Gas)	17,961
21,475	Unibail-Rodamco SE (Retail Real Estate Investment Trusts)	5,502
18,547	Veolia Environnement (Multi-Utilities)	302
100,560	Vinci SA (Construction & Engineering)	6,601
129,170	Vivendi (Movies & Entertainment)	3,404
40,249	Zodiac Aerospace (Aerospace & Defense)	7,128
		141,106
	Germany — 9.59%
17,803	Allianz SE (Multi-line Insurance)	3,192
11,109	Axel Springer AG (Publishing)	714
99,355	BASF SE (Diversified Chemicals)	10,591
151,050	Bayer AG (Pharmaceuticals)	21,183
68,003	Bayerische Motoren Werke AG (Automobile Manufacturers)	7,972
44,850	Beiersdorf AG (Personal Products)	4,543
6,408	Bilfinger Berger SE (Construction & Engineering)	719
6,492	Brenntag AG (Trading Companies & Distributors)	1,203
263,789	Daimler AG (Automobile Manufacturers)	22,823
21,173	Deutsche Bank AG (Diversified Capital Markets)	1,010
7,534	Deutsche Boerse AG (Specialized Finance)	624

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
226,044	Deutsche Post AG (Air Freight & Logistics) (b)	$8,240
267,490	Deutsche Telekom AG – Registered (Integrated Telecommunication Services)	4,574
113,099	Deutsche Wohnen AG (Real Estate Operating Companies)	2,184
70,318	E.ON AG (Electric Utilities)	1,298
15,363	ElringKlinger AG (Auto Parts & Equipment)	625
2,355	Hannover Rueckversicherung AG – Registered (Reinsurance)	202
42,737	HeidelbergCement AG (Construction Materials)	3,242
4,950	Hugo Boss AG (Apparel, Accessories & Luxury Goods)	705
26,903	K+S AG – Registered (Fertilizers & Agricultural Chemicals)	828
67,869	Linde AG (Industrial Gases)	14,195
47,868	MTU Aero Engines Holding AG (Aerospace & Defense)	4,701
29,617	Muenchener Rueckversicherungs-Gesellschaft AG (Reinsurance)	6,525
17,087	ProSiebenSat.1 Media AG – Registered (Broadcasting)	846
19,106	RWE AG (Multi-Utilities)	699
53,767	SAP AG (Application Software)	4,609
145,926	Siemens AG (Industrial Conglomerates)	19,931
12,758	Suedzucker AG (Food Products)	344
21,808	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	180
11,974	Wacker Chemie AG (Specialty Chemicals)	1,324
		149,826
	Hong Kong — 3.48%
3,269,380	AIA Group Ltd. (Life & Health Insurance) (b)	16,401
44,300	Asm Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	371
447,500	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	4,438
170,835	BOC Hong Kong (Holdings) Ltd. (Diversified Banks)	547
128,143	Cheung Kong (Holdings) Ltd. (Diversified Real Estate Activities)	2,023
138,759	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities)	876
568,000	China Merchants Holdings (International) Co. Ltd. (Marine Ports & Services)	2,073
81,675	CLP Holdings Ltd. (Electric Utilities)	646
3,171,000	CNOOC Ltd. (Oil & Gas Exploration & Production)	5,897
207,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	654
35,345	Hang Seng Bank Ltd. (Diversified Banks)	574
1,556,000	HKT Trust and HKT Ltd. (Integrated Telecommunication Services)	1,537
216,768	HongKong Land Holdings Ltd. (Real Estate Operating Companies)	1,279
102,267	Hopewell Holdings Ltd. (Diversified Real Estate Activities)	346

Shares	Security Description	Value (000)
	Hong Kong (continued)
52,000	Hysan Development Co. (Real Estate Management & Development)	$224
60,000	Kerry Properties Ltd. (Real Estate Management & Development)	208
528,000	Li & Fung Ltd. (Distributors)	681
8,800	Melco Crown Entertainment Ltd., ADR (Hotels, Restaurants & Leisure) (a)	345
111,500	MTR Corp. Ltd. (Road & Rail)	422
350,000	New World Development Co. Ltd. (Diversified Real Estate Activities)	442
370,000	PCCW Ltd. (Integrated Telecommunication Services)	166
64,047	Power Assets Holdings Ltd. (Electric Utilities)	509
316,800	Sands China Ltd. (Casinos & Gaming)	2,588
273,854	Sino Land Co. Ltd. (Real Estate Development)	374
688,194	SJM Holdings Ltd. (Casinos & Gaming)	2,308
148,256	Sun Hung Kai Properties Ltd. (Diversified Real Estate Activities)	1,880
88,450	Swire Pacific Ltd., Class – A (Diversified Real Estate Activities)	1,037
108,200	Swire Properties Ltd. (Real Estate Management & Development)	274
57,404	The Bank of East Asia Ltd. (Diversified Banks)	243
783,067	The Link Real Estate Investment Trust (Retail Real Estate Investment Trusts)	3,797
92,000	The Wharf (Holdings) Ltd. (Diversified Real Estate Activities)	704
133,200	Wynn Macau Ltd. (Casinos & Gaming)	604
		54,468
	Indonesia — 0.10%
667,500	PT Astra International Tbk (Automobile Manufacturers)	373
1,898,000	PT Bank Rakyat Indonesia Persero Tbk (Diversified Banks)	1,132
		1,505
	Ireland — 0.79%
84,766	Covidien PLC (Health Care Equipment & Supplies)	5,773
66,789	CRH PLC (Construction Materials)	1,681
78,236	Glanbia PLC (Packaged Foods & Meats)	1,212
31,200	Ryanair Holdings PLC – Sponsored ADR (Airlines) (a)	1,464
90,613	Smurfit Kappa Group PLC (Paper Packaging)	2,230
		12,360
	Israel — 0.20%
179,721	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	305
761	Delek Group Ltd. (Oil & Gas Refining & Marketing)	291
88,004	Israel Chemicals Ltd. (Fertilizers & Agricultural Chemicals)	734
46,172	Teva Pharmaceutical Industries Ltd. (Pharmaceuticals)	1,847
		3,177

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Italy — 0.72%
32,126	Assicurazioni Generali SpA (Multi-line Insurance)	$756
43,554	Atlantia SpA (Highways & Railtracks)	977
216,592	Enel SpA (Electric Utilities)	946
318,633	Eni SpA (Integrated Oil & Gas)	7,665
65,938	Snam Rete Gas SpA (Gas Utilities)	369
379,298	Telecom Italia SpA (Integrated Telecommunication Services)	297
49,282	Terna – Rete Elettrica Nationale SpA (Electric Utilities)	246
		11,256
	Japan — 15.45%
86,475	Aeon Co. Ltd. (Hypermarkets & Super Centers)	1,170
2,800	Aeon Credit Service Co. Ltd. (Consumer Finance)	75
27,568	Aisin Seiki Co. Ltd. (Auto Parts & Equipment)	1,118
53,000	Ajinomoto Co., Inc. (Packaged Foods & Meats)	767
6,206	Alfresa Holdings Corp. (Health Care Distributors)	308
36,000	Aozora Bank Ltd. (Diversified Banks)	102
144,851	Asahi Glass Co. Ltd. (Building Products)	900
181,577	Asahi Kasei Corp. (Commodity Chemicals)	1,421
64,513	Astellas Pharma, Inc. (Pharmaceuticals)	3,817
10,951	Benesse Holdings, Inc. (Education Services)	439
31,800	Brother Industries Ltd. (Office Electronics)	434
164,913	Canon, Inc. (Office Electronics)	5,216
30,100	Casio Computer Co. Ltd. (Consumer Electronics)	368
31,346	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	692
9,744	Coca-Cola West Co. Ltd. (Soft Drinks)	206
80,592	Dai Nippon Printing Co. Ltd. (Commercial Printing)	855
28,826	Daihatsu Motor Co. Ltd. (Automobile Manufacturers)	488
96,902	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	1,770
4,904	Daito Trust Construction Co. Ltd. (Diversified Real Estate Activities)	458
40,000	Daiwa House Industry Co. Ltd. (Diversified Real Estate Activities)	773
141,100	Denso Corp. (Auto Parts & Equipment)	7,438
36,330	Eisai Co. Ltd. (Pharmaceuticals)	1,406
3,900	Electric Power Development Co. Ltd. (Independent Power Producers & Energy Traders)	114
11,100	EXEDY Corp. (Auto Components)	324
8,843	FamilyMart Co. Ltd. (Food Retail)	404
12,800	Fanuc Ltd. (Industrial Machinery)	2,340
27,000	Fukuoka Financial Group, Inc. (Regional Banks)	118
50,500	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	2,017
16,618	Hitachi Chemical Co. Ltd. (Specialty Chemicals)	265
814,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	6,153

Shares	Security Description	Value (000)
	Japan (continued)
41,936	Hokuhoku Financial Group, Inc. (Commercial Banks)	$84
400,420	Honda Motor Co. Ltd. (Automobile Manufacturers)	16,466
62,622	HOYA Corp. (Electronic Equipment, Instruments & Components)	1,738
13,168	Idemitsu Kosan Co. Ltd. (Oil & Gas Refining & Marketing)	299
1,025,000	IHI Corp. (Industrial Machinery)	4,420
219,090	ITOCHU Corp. (Trading Companies & Distributors)	2,703
3,777	ITOCHU Techno-Solutions Corp. (IT Consulting & Other Services)	153
50	Japan Prime Realty Investment Corp. (Office Real Estate Investment Trusts)	160
78	Japan Real Estate Investment Corp. (Office Real Estate Investment Trusts)	418
157	Japan Retail Fund Investment Corp. (Retail Real Estate Investment Trusts)	319
242,903	Japan Tobacco, Inc. (Tobacco)	7,890
86,000	JGC Corp. (Construction & Engineering)	3,369
38,255	JS Group Corp. (Building Products)	1,047
26,817	JSR Corp. (Specialty Chemicals)	519
323,224	JX Holdings, Inc. (Oil & Gas Refining & Marketing)	1,661
82,800	Kakaku.com, Inc. (Internet Software & Services)	1,452
44,398	Kaneka Corp. (Commodity Chemicals)	291
76,664	Kao Corp. (Personal Products)	2,410
241,000	Kawasaki Heavy Industries Ltd. (Industrial Machinery)	1,009
164,648	KDDI Corp. (Wireless Telecommunication Services)	10,117
16,320	Keyence Corp. (Electronic Equipment, Instruments & Components)	6,974
124,748	Kirin Holdings Co. Ltd. (Brewers)	1,793
127,500	Komatsu Ltd. (Construction & Farm Machinery & Heavy Trucks)	2,588
80,000	Kubota Corp. (Construction & Farm Machinery & Heavy Trucks)	1,321
48,226	Kuraray Co. Ltd. (Commodity Chemicals)	574
17,100	Kurita Water Industries Ltd. (Industrial Machinery)	354
34,147	Kyowa Hakko Kirin Co. Ltd. (Pharmaceuticals)	376
9,133	Lawson, Inc. (Food Retail)	683
304,286	Marubeni Corp. (Trading Companies & Distributors)	2,185
6,723	Maruichi Steel Tube Ltd. (Steel)	170
8,000	Miraca Holdings, Inc. (Health Care Providers & Services)	377
183,000	Mitsubishi Chemical Holdings Corp. (Diversified Chemicals)	844
219,958	Mitsubishi Corp. (Trading Companies & Distributors)	4,213
33,750	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	470
650,589	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	4,288
252,195	Mitsui & Co. Ltd. (Trading Companies & Distributors)	3,509

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
110,000	Mitsui Chemicals, Inc. (Commodity Chemicals)	$265
824,497	Mizuho Financial Group, Inc. (Diversified Banks)	1,785
31,100	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	2,759
326,167	NGK Insulators Ltd. (Industrial Machinery)	6,190
85,600	Nikon Corp. (Photographic Products)	1,633
8,200	Nintendo Co. Ltd. (Home Entertainment Software)	1,091
90	Nippon Building Fund, Inc. (Office Real Estate Investment Trusts)	523
115,003	Nippon Express Co. Ltd. (Trucking)	556
31,422	Nippon Telegraph & Telephone Corp. (Integrated Telecommunication Services)	1,689
499,221	Nissan Motor Co. Ltd. (Automobile Manufacturers)	4,191
31,300	Nisshin Seifun Group, Inc. (Packaged Foods & Meats)	323
8,900	Nissin Foods Holdings Co. Ltd. (Packaged Foods & Meats)	375
12,747	NKSJ Holdings, Inc. (Property & Casualty Insurance)	354
22	Nomura Real Estate Office Fund, Inc. (Office Real Estate Investment Trusts)	102
72,000	NSK Ltd. (Industrial Machinery)	894
109,100	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	1,787
114,005	Oji Paper Co. Ltd. (Paper Products)	584
27,200	Olympus Corp. (Health Care Equipment & Supplies) (a)	860
44,293	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	3,874
34,700	Oracle Corp. Japan (Systems Software)	1,267
132,800	ORIX Corp. (Consumer Finance)	2,330
71,523	Osaka Gas Co. Ltd. (Gas Utilities)	281
52,219	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	1,508
14,900	Park24 Co. Ltd. (Environmental & Facilities Services)	281
71,181	Resona Holdings, Inc. (Regional Banks)	362
5,900	Rinnai Corp. (Household Appliances)	459
12,000	Ryohin Keikaku Co. (General Merchandise Stores)	1,296
8,167	Sankyo Co. Ltd. (Leisure Products)	376
10,503	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	489
30,200	SECOM Co. Ltd. (Security & Alarm Services)	1,818
62,543	Sekisui Chemical Co. Ltd. (Homebuilding)	766
77,961	Sekisui House Ltd. (Homebuilding)	1,089
109,388	Seven & I Holdings Co. Ltd. (Food Retail)	4,342
24,404	Seven Bank Ltd. (Regional Banks)	95
87,500	Shin-Etsu Chemical Co. Ltd. (Specialty Chemicals)	5,102
43,014	Shionogi & Co. Ltd. (Pharmaceuticals)	931
202,000	Showa Denko K.K. (Diversified Chemicals)	286
25,400	Showa Shell Sekiyu K.K. (Oil & Gas Refining & Marketing)	258

Shares	Security Description	Value (000)
	Japan (continued)
4,600	SMC Corp. (Industrial Machinery)	$1,158
84,800	SoftBank Corp. (Wireless Telecommunication Services)	7,410
168,900	Sojitz Corp. (Trading Companies & Distributors)	300
201,000	Sumitomo Chemical Co. Ltd. (Diversified Chemicals)	787
162,003	Sumitomo Corp. (Trading Companies & Distributors)	2,033
58,900	Sumitomo Electric Industries Ltd. (Electrical Components & Equipment)	981
71,000	Sumitomo Metal Mining Co. Ltd. (Diversified Metals & Mining)	929
186,529	Sumitomo Mitsui Financial Group, Inc. (Diversified Banks)	9,603
277,000	Sumitomo Mitsui Trust Holdings, Inc. (Diversified Banks)	1,457
25,669	Sumitomo Rubber Industries Ltd. (Tires & Rubber)	365
6,400	Suzuki Motor Corp. (Automobile Manufacturers)	172
18,600	Sysmex Corp. (Health Care Equipment & Supplies)	1,097
114,911	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	5,265
126,000	Teijin Ltd. (Commodity Chemicals)	280
48,250	The Bank of Yokohama Ltd. (Regional Banks)	269
24,000	The Nishi-Nippon City Bank Ltd. (Regional Banks)	65
30,000	The Yokohama Rubber Co. Ltd. (Tires & Rubber)	294
42,436	Tokio Marine Holdings, Inc. (Property & Casualty Insurance)	1,417
5,800	Tokyo Electron Ltd. (Semiconductor Equipment)	317
87,012	Tokyo Gas Co. Ltd. (Gas Utilities)	428
42,020	TonenGeneral Sekiyu K.K. (Oil & Gas Refining & Marketing)	385
79,911	Toppan Printing Co. Ltd. (Commercial Printing)	638
550,000	Toshiba Corp. (Computer Hardware)	2,309
9,419	Toyoda Gosei Co. Ltd. (Auto Parts & Equipment)	219
224,500	Toyota Motor Corp. (Automobile Manufacturers)	13,689
47,000	Trend Micro, Inc. (Systems Software)	1,643
9,200	Tsumura & Co. (Pharmaceuticals)	244
153,555	Ube Industries Ltd. (Diversified Chemicals)	328
16,400	Unicharm Corp. (Household Products)	935
157	United Urban Investment Corp. (Real Estate Investment Trusts (REITs))	226
32,890	USS Co. Ltd. (Automotive Retail)	451
24,277	West Japan Railway Co. (Railroads)	1,051
370,800	Yahoo Japan Corp. (Internet Software & Services)	2,061
94,800	Yamada Denki Co. Ltd. (Computer & Electronics Retail)	310
		241,487

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Jersey — 0.58%
542,101	Glencore International PLC (Diversified Metals & Mining)	$2,807
35,340	Wolseley PLC (Trading Companies & Distributors)	2,004
188,021	WPP PLC (Advertising)	4,296
		9,107
	Luxembourg — 0.35%
5,705	Millicom International Cellular SA (Wireless Telecommunication Services)	568
151,094	SES – FDR, Class – A (Cable & Satellite)	4,891
		5,459
	Mexico — 0.23%
117,666	Grupo Televisa SA, ADR (Media)	3,561
	Netherlands — 4.84%
30,226	AEGON NV (Life & Health Insurance)	286
147,171	Akzo Nobel NV (Diversified Chemicals)	11,405
100,255	ASML Holding NV (Semiconductor Equipment)	9,383
10,561	ASML Holding NV – NYS (Semiconductor Equipment)	990
1,432	Corio NV (Retail Real Estate Investment Trusts)	64
3,082	Delta Lloyd NV (Life & Health Insurance)	76
8,819	European Aeronautic Defence & Space Co. (Aerospace & Defense)	677
19,035	Fugro NV (Oil & Gas Equipment & Services)	1,134
45,758	Gemalto NV (Computer Storage & Peripherals)	5,036
68,679	Koninklijke Ahold NV (Food Retail)	1,233
5,185	Koninklijke Boskalis Westminster NV (Construction & Engineering)	274
62,148	Koninklijke DSM NV (Diversified Chemicals)	4,887
80,593	Koninklijke Philips Electronics NV (Industrial Conglomerates)	2,954
8,121	Randstad Holding NV (Professional Services)	527
448,705	Reed Elsevier NV (Publishing)	9,505
555,800	TNT NV (Air Freight & Logistics) (a)	3,173
436,585	Unilever NV (Packaged Foods & Meats)	17,582
20,068	Wolters Kluwer NV (Publishing)	573
34,800	Yandex NV (Internet Software & Services) (a)	1,502
96,113	Ziggo NV (Alternative Carriers) (b)	4,389
		75,650
	New Zealand — 0.02%
154,315	Telecom Corp. of New Zealand Ltd. (Integrated Telecommunication Services)	292
	Nigeria — 0.07%
1,100,090	Nigerian Breweries PLC (Brewers)	1,155
	Norway — 0.34%
6,689	Gjensidige Forsikring ASA (Multi-line Insurance)	128
103,340	Orkla ASA (Industrial Conglomerates)	806
150,916	Statoil ASA (Integrated Oil & Gas)	3,658
16,461	Yara International ASA (Fertilizers & Agricultural Chemicals)	709
		5,301

Shares	Security Description	Value (000)
	Papua New Guinea — 0.14%
306,984	Oil Search Ltd. (Oil & Gas Exploration & Production)	$2,222
	Portugal — 0.09%
228,449	EDP – Energias de Portugal SA (Electric Utilities)	839
142,862	Portugal Telecom SGPS SA, Registered Shares (Integrated Telecommunication Services)	621
		1,460
	Russia — 0.09%
9,515	LUKOIL – Sponsored ADR (Integrated Oil & Gas)	601
59,664	Sberbank of Russia – Sponsored ADR (Diversified Banks)	750
		1,351
	Singapore — 1.27%
188,000	Ascendas Real Estate Investment Trust (Industrial Real Estate Investment Trusts)	328
184,624	CapitaCommercial Trust (Office Real Estate Investment Trusts)	212
223,000	CapitaMall Trust (Retail Real Estate Investment Trusts)	337
317,494	ComfortDelGro Corp. Ltd. (Trucking)	506
235,977	DBS Group Holdings Ltd. (Diversified Banks)	3,198
410,000	Global Logistic Properties Ltd. (Real Estate Operating Companies)	939
963,429	Hutchison Port Holdings Trust (Marine Ports & Services)	650
10,000	Jardine Cycle & Carriage Ltd. (Distributors)	285
242,480	Keppel Corp. Ltd. (Industrial Conglomerates)	2,151
64,000	Keppel Land Ltd. (Real Estate Development)	169
1,143,608	Olam International Ltd. (Food Distributors)	1,391
511,000	SembCorp Industries Ltd. (Industrial Conglomerates)	2,224
747,000	SembCorp Marine Ltd. (Construction & Farm Machinery & Heavy Trucks)	2,635
41,601	Singapore Exchange Ltd. (Specialized Finance)	239
268,895	Singapore Press Holdings Ltd. (Publishing)	878
1,177,480	Singapore Telecommunications Ltd. (Integrated Telecommunication Services)	3,417
369,443	Yangzijiang Shipbuilding Holdings Ltd. (Construction & Farm Machinery & Heavy Trucks)	347
		19,906
	South Africa — 0.02%
24,469	Shoprite Holdings Ltd. (Food Retail)	384
	South Korea — 1.19%
6,054	Hyundai Mobis Co. Ltd. (Auto Parts & Equipment) (a)	1,684
100,390	Korea Electric Power Corp. (Electric Utilities) (a)	3,306
62,282	KT&G Corp. (Tobacco) (a)	4,397

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
816	LG Household & Health Care Ltd. (Household Products) (a)	$424
4,448	Samsung Electronics Co. Ltd. (Semiconductors)	5,784
13,842	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	3,017
		18,612
	Spain — 1.92%
54,249	Abertis Infraestructuras SA (Transportation Infrastructure)	1,205
21,064	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	725
424,821	Banco Bilbao Vizcaya SA (Commercial Banks)	5,229
783,168	Banco Santander SA (Diversified Banks)	7,009
393,283	CaixaBank SA (Diversified Banks) (b)	2,049
27,122	Corporacion Mapfre (Insurance)	116
6,729	Enagas (Gas Utilities)	176
113,475	Ferrovial SA (Transportation Infrastructure)	2,196
12,339	Gas Natural SDG SA (Gas Utilities)	317
7,257	Grifols SA, ADR (Pharmaceuticals)	262
38,462	Grifols SA (Biotechnology)	1,839
2,974	Grifols SA, Class – B (Biotechnology)	106
167,377	Iberdrola SA (Electric Utilities)	1,067
5,515	Industria de Diseno Textil SA (Apparel Retail)	909
3,815	Red Electrica Corporacion SA (Electric Utilities)	255
120,556	Repsol YPF SA (Integrated Oil & Gas)	3,038
66,279	Tecnicas Reunidas SA (Oil & Gas Equipment & Services)	3,600
		30,098
	Sweden — 2.31%
88,324	Assa Abloy AB, Class – B (Building Products)	4,668
47,229	Boliden AB (Diversified Metals & Mining)	723
133,536	Electrolux AB, Series B (Household Appliances)	3,499
153,383	Hennes & Mauritz AB, B Shares (Apparel Retail)	7,066
69,747	Husqvarna (Household Durables)	420
5,319	Industrivarden AB, C Shares (Multi-Sector Holdings)	101
122,385	Nordea Bank AB (Diversified Banks)	1,649
184,118	Sandvik AB (Industrial Machinery)	2,597
55,255	Scania AB, B Shares (Machinery)	1,082
54,070	Securitas AB, B Shares (Security & Alarm Services)	575
416,460	Skandinaviska Enskilda Banken AB, Class – A (Diversified Banks)	5,493
61,380	Skanska AB, B Shares (Construction & Engineering)	1,254
77,406	Svenska Handelsbanken AB, A Shares (Diversified Banks)	3,804
39,097	Swedbank AB, A Shares (Diversified Banks)	1,101
27,496	Tele2 AB, B Shares (Wireless Telecommunication Services)	312

Shares	Security Description	Value (000)
	Sweden (continued)
205,623	TeliaSonera AB (Integrated Telecommunication Services)	$1,712
		36,056
	Switzerland — 9.54%
526,677	ABB Ltd. – Registered (Heavy Electrical Equipment)	13,867
15,729	Actelion Ltd. – Registered (Biotechnology)	1,329
2,388	Baloise Holding AG – Registered (Multi-line Insurance)	304
37,326	Compagnie Financiere Richemont SA – Registered (Apparel, Accessories & Luxury Goods)	3,717
12,718	DKSH Holding Ltd. (Advertising)	988
4,129	Givaudan SA – Registered (Specialty Chemicals)	5,899
42,466	Holcim Ltd. – Registered (Construction Materials)	3,179
9,100	Kuehne & Nagel International (Marine)	1,195
331,827	Nestle SA (Packaged Foods & Meats)	24,297
290,902	Novartis AG – Registered (Pharmaceuticals)	23,225
5,414	Partners Group Holding AG (Asset Management & Custody Banks)	1,444
120,312	Roche Holding AG – Genusscheine (Pharmaceuticals)	33,620
722	SGS SA – Registered (Research and Consulting Services)	1,661
4,620	Swiss Prime Site AG – Registered (Real Estate Operating Companies)	358
44,744	Swiss Re AG (Reinsurance)	4,117
5,944	Swisscom AG – Registered (Integrated Telecommunication Services)	3,139
8,984	Syngenta AG – Registered (Fertilizers & Agricultural Chemicals)	3,578
6,224	The Swatch Group AG (Apparel, Accessories & Luxury Goods)	4,114
7,064	The Swatch Group AG – Registered (Apparel, Accessories & Luxury Goods)	795
664,066	UBS AG – Registered (Diversified Capital Markets)	12,599
19,993	Zurich Financial Services AG (Multi-line Insurance)	5,795
		149,220
	Taiwan — 0.03%
15,923	Catcher Technology Co. Ltd. – Registered, GDR (Computer Storage & Peripherals)	517
	United Kingdom — 19.67%
6,880	Admiral Group PLC (Property & Casualty Insurance)	149
209,281	Anglo American PLC (Diversified Metals & Mining)	4,574
59,232	Antofagasta PLC (Diversified Metals & Mining)	808
6,224	ASOS PLC (Internet Retail) (a)	631
162,300	AstraZeneca PLC (Pharmaceuticals)	9,606
671,302	Aviva PLC (Multi-line Insurance)	4,998
487,835	BAE Systems PLC (Aerospace & Defense)	3,514
531,708	Balfour Beatty PLC (Construction & Engineering)	2,526
2,396,865	Barclays PLC (Diversified Banks)	10,792

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
247,735	BG Group PLC (Integrated Oil & Gas)	$5,322
313,624	BHP Billiton PLC (Diversified Metals & Mining)	9,705
1,184,304	BP PLC (Integrated Oil & Gas)	9,570
289,916	British American Tobacco PLC (Tobacco)	15,543
64,792	British Land Co. PLC (Diversified Real Estate Investment Trusts)	675
46,015	Capital Shopping Centres Group PLC (Retail Real Estate Investment Trusts)	236
100,428	Carnival PLC (Hotels, Resorts & Cruise Lines)	4,159
195,170	Centrica PLC (Multi-Utilities)	1,124
14,381	Diageo PLC (Distillers & Vintners)	476
32,300	Ensco PLC, ADR (Oil & Gas Drilling)	1,847
15,098	GKN PLC (Auto Parts & Equipment)	93
340,398	GlaxoSmithKline PLC (Pharmaceuticals)	9,082
159,500	Grainger PLC (Real Estate Operating Companies)	538
26,600	Greene King PLC (Restaurants)	388
444,124	Home Retail Group PLC (Catalog Retail)	1,411
1,132,489	HSBC Holdings PLC (Diversified Banks)	12,420
608,920	HSBC Holdings PLC (HK) (Diversified Banks)	6,608
28,749	ICAP PLC (Investment Banking & Brokerage)	215
370,453	Imperial Tobacco Group PLC (Tobacco)	14,340
95,400	Inchcape PLC (Distributors)	971
33,677	Inmarsat PLC (Alternative Carriers)	422
69,438	InterContinental Hotels Group PLC (Hotels, Resorts & Cruise Lines)	2,314
710,758	International Consolidated Airlines Group SA (Airlines) (a)(b)	4,724
20,650	Investec PLC (Diversified Capital Markets)	150
184,414	J Sainsbury PLC (Food Retail)	1,114
45,909	John Wood Group PLC (Oil & Gas Equipment & Services)	521
71,465	Johnson Matthey PLC (Specialty Chemicals)	3,881
248,232	Land Securities Group PLC (Diversified Real Estate Investment Trusts)	3,960
219,511	Legal & General Group PLC (Life & Health Insurance)	809
5,277	Liberty Global PLC, Series C (Cable & Satellite) (a)	445
61,141	Liberty Global PLC, Class – A (Cable & Satellite) (a)	5,441
8,094,768	Lloyds Banking Group PLC (Diversified Banks) (a)(b)	10,572
179,400	Marks & Spencer Group PLC (Department Stores)	1,285
713,690	Meggitt PLC (Aerospace & Defense)	6,233
79,900	Merlin Entertainments PLC (Hotels, Restaurants & Leisure) (a)(b)	473
397,720	Michael Page International PLC (Human Resource & Employment Services)	3,214
260,828	National Grid PLC (Multi-Utilities)	3,403
356,700	Ocado Group PLC (Internet Retail) (a)	2,608
297,960	Ophir Energy PLC (Oil & Gas Exploration & Production) (a)	1,617
45,501	Persimmon PLC (Homebuilding)	933

Shares	Security Description	Value (000)
	United Kingdom (continued)
402,994	Prudential PLC (Life & Health Insurance)	$8,942
50,631	Resolution Ltd. (Life & Health Insurance)	297
415,950	Rexam PLC (Metal & Glass Containers)	3,654
269,186	Rio Tinto PLC (Diversified Metals & Mining)	15,196
588,553	Rolls-Royce Holdings PLC (Aerospace & Defense)	12,424
288,167	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	10,319
54,682	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	1,949
214,407	Royal Dutch Shell PLC, B Shares (Integrated Oil & Gas)	8,094
217,266	Royal Mail PLC (Air Freight & Logistics) (a)(b)	2,050
129,242	RSA Insurance Group PLC (Multi-line Insurance)	196
138,456	SABMiller PLC (Brewers)	7,109
51,016	SEGRO PLC (Industrial Real Estate Investment Trusts)	282
8,563	Severn Trent PLC (Water Utilities)	242
35,992	SSE PLC (Electric Utilities)	816
111,831	Standard Chartered PLC (Diversified Banks)	2,518
87,914	Standard Life PLC (Life & Health Insurance)	523
2,319,286	Tesco PLC (Food Retail)	12,840
169,637	The Sage Group PLC (Application Software)	1,134
620,583	Thomas Cook Group PLC (Hotels, Restaurants & Leisure) (a)	1,718
127,253	Tullow Oil PLC (Oil & Gas Exploration & Production)	1,802
9,000	Unilever PLC (Packaged Foods & Meats)	370
25,846	United Utilities Group PLC (Multi-Utilities)	287
5,929,245	Vodafone Group PLC (Wireless Telecommunication Services)	23,267
55,242	Whitbread PLC (Restaurants)	3,431
331,572	William Morrison Supermarkets PLC (Food Retail)	1,433
		307,333
	United States — 0.04%
13,489	Nielsen Holdings NV (Research and Consulting Services)	619
	Total Common Stocks	1,420,837
	Preferred Stocks — 0.29%
	Germany — 0.29%
2,629	Bayerische Motoren Werke AG – Preferred (Automobile Manufacturers)	225
36,698	Henkel AG & Co. KGaA – Preferred (Household Products)	4,256
		4,481
	Total Preferred Stocks	4,481
	Warrant — 0.00%
	Singapore — 0.00%
185,000	Olam International Ltd. (Food Distributors) (a)	46
	Total Warrant	46

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Right — 0.01%
	Spain — 0.01%
120,556	Repsol SA (Integrated Oil & Gas) (a)	$82
	Total Right	82
	Time Deposit — 1.04%
$16,318	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 1/2/14	16,318
	Total Time Deposit	16,318
	Mutual Funds — 7.38%
2,760,453	iShares MSCI Emerging Markets Index Fund ETF, 1.25% (c)	115,304
23,000	SSgA Treasury Money Market Fund, 0.00% (c)	23
	Total Mutual Funds	115,327
	Total Investments (cost $1,188,951) — 99.59%	1,557,091
	Other assets in excess of liabilities — 0.41%	6,455
	Net Assets — 100.00%	$1,563,546
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	The rate disclosed is the rate in effect on December 31, 2013.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

FDR — Fiduciary Depositary Receipt

GDR — Global Depositary Receipt

NYS — New York Registered Shares

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (concluded) — December 31, 2013 (Unaudited)

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The International Equity Portfolio	Artisan Partners LP	Cadence Capital Management – Quality Yield	Capital Guardian Trust Co.	Causeway Capital Management LLC	Mellon Capital Management Corp. – MSCI EM	Mellon Capital Management Corp. – MSCI Japan	Total
Common Stocks	17.45%	36.40%	19.26%	17.76%	—	—	90.87%
Preferred Stocks	0.28%	0.01%	—	—	—	—	0.29%
Warrant	—	—	0.00%	—	—	—	0.00%
Right	—	0.01%	—	—	—	—	0.01%
Time Deposit	0.17%	—	0.72%	0.15%	—	—	1.04%
Mutual Funds	—	—	—	—	7.38%	0.00%	7.38%
Other Assets (Liabilities)	0.13%	0.17%	0.02%	0.07%	—	0.02%	0.41%
Total Net Assets	18.03%	36.59%	20.00%	17.98%	7.38%	0.02%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2013.

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 12/31/13 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
405,572	Swedish Krona	Bank of America	1/7/14	$63	$63	$—
	Total Currencies Purchased			$63	$63	$—
	Currencies Sold
16,338	British Pound Sterling	JPMorgan Chase	1/6/14	$27	$27	$—
1,387,000	Euro	Bank of New York	1/10/14	1,884	1,908	(24)
554,321,000	Japanese Yen	Credit Suisse	1/21/14	5,382	5,266	116
6,831,805	Japanese Yen	Mellon Bank	1/7/14	65	65	—
9,957,247	Japanese Yen	Bank of New York	1/6/14	95	95	—
148,749,000	Japanese Yen	Bank of New York	1/21/14	1,420	1,413	7
14,273,836	Japanese Yen	Mellon Bank	1/6/14	136	135	1
74,594,809	Japanese Yen	Merrill Lynch	1/7/14	711	708	3
32,002,246	Japanese Yen	Bank of America	1/7/14	305	304	1
16,002,209	Japanese Yen	Bank of New York	1/8/14	152	152	—
26,020,538	Japanese Yen	Citibank	1/7/14	247	247	—
123,969,155	Japanese Yen	Morgan Stanley	1/8/14	1,178	1,177	1
	Total Currencies Sold			$11,602	$11,497	$105
	Net Unrealized/Appreciation (Depreciation)					$105

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 91.36%
	Australia — 3.50%
59,053	AGL Energy Ltd. (Multi-Utilities)	$792
65,882	Amcor Ltd. (Paper Packaging)	620
307,493	AMP Ltd. (Life & Health Insurance)	1,205
86,067	APA Group (Gas Utilities)	461
19,932	ASX Ltd. (Specialized Finance)	654
298,680	Australia & New Zealand Banking Group Ltd. (Diversified Banks)	8,594
31,136	Bank of Queensland Ltd. (Commercial Banks)	338
49,916	Bendigo & Adelaide Bank Ltd. (Regional Banks)	524
134,175	BHP Billiton Ltd. (Diversified Metals & Mining)	4,550
100,764	Bradken Ltd. (Construction & Farm Machinery & Heavy Trucks)	542
411,957	CFS Retail Property Trust (Retail Real Estate Investment Trusts)	715
147,922	Challenger Ltd. (Insurance)	819
331,718	Coca-Cola Amatil Ltd. (Soft Drinks)	3,562
179,472	Commonwealth Bank of Australia (Diversified Banks)	12,465
53,387	CSL Ltd. (Biotechnology)	3,287
996,699	Dexus Property Group (Diversified Real Estate Investment Trusts)	894
294,051	Federation Centres (Retail Real Estate Investment Trusts)	614
251,069	Fortescue Metals Group Ltd. (Steel)	1,304
364,309	GPT Group (Diversified Real Estate Investment Trusts)	1,106
117,167	Iluka Resources Ltd. (Diversified Metals & Mining)	903
700,775	Incitec Pivot Ltd. (Fertilizers & Agricultural Chemicals)	1,677
214,108	Insurance Australia Group Ltd. (Insurance)	1,112
86,059	Iress Ltd. (Systems Software)	725
369,636	Metcash Ltd. (Food Distributors)	1,043
754,415	Mirvac Group (Diversified Real Estate Investment Trusts)	1,131
256,042	National Australia Bank Ltd. (Diversified Banks)	7,961
13,397	Newcrest Mining Ltd. (Gold)	93
65,882	Orora Ltd. (Containers & Packaging) (a)	68
21,485	Perpetual Ltd. (Insurance)	926
105,520	Platinum Asset Management Ltd. (Asset Management & Custody Banks)	649
216,778	SP AusNet (Electric Utilities)	241
474,915	Stockland Trust Group (Diversified Real Estate Investment Trusts)	1,531
91,568	Sydney Airport (Airport Services)	311
321,699	Tabcorp Holdings Ltd. (Casinos & Gaming)	1,042
597,306	Tatts Group Ltd. (Casinos & Gaming)	1,653
1,904,469	Telstra Corp. Ltd. (Integrated Telecommunication Services)	8,926

Shares	Security Description	Value (000)
	Australia (continued)
285,948	Toll Holdings Ltd. (Air Freight & Logistics)	$1,450
602,331	Transurban Group (Highways & Railtracks)	3,678
429,336	Westfield Group (Retail Real Estate Investment Trusts)	3,868
629,076	Westfield Retail Trust (Retail Real Estate Investment Trusts)	1,668
418,820	Westpac Banking Corp. (Diversified Banks)	12,106
90,385	Woolworths Ltd. (Food Retail)	2,731
88,888	WorleyParsons Ltd. (Oil & Gas Equipment & Services)	1,317
		99,856
	Austria — 0.19%
177,796	Immofinanz AG (Real Estate Operating Companies)	824
67,297	OMV AG (Integrated Oil & Gas)	3,221
4,832	Raiffeisen Bank International AG (Commercial Banks)	170
9,802	Vienna Insurance Group Wiener Staedtische Versicherung AG (Multi-line Insurance)	488
13,651	Voestalpine AG (Steel)	656
		5,359
	Belgium — 1.38%
48,098	Ageas (Multi-line Insurance)	2,048
105,269	Anheuser-Busch InBev NV (Brewers)	11,187
68,576	Belgacom SA (Integrated Telecommunication Services)	2,029
78,805	Delhaize Group (Food Retail)	4,683
9,611	Groupe Bruxelles Lambert SA (Multi-Sector Holdings)	882
79,021	KBC Groep NV (Commercial Banks) (b)	4,484
20,276	Solvay SA (Diversified Chemicals)	3,208
73,599	Telenet Group Holding NV (Alternative Carriers)	4,391
56,451	UCB SA (Pharmaceuticals)	4,204
50,691	Umicore SA (Specialty Chemicals)	2,368
		39,484
	Bermuda — 0.20%
52,250	Kerry Logistics Network Ltd. (Air Freight & Logistics) (a)	74
137,029	Seadrill Ltd. (Oil & Gas Drilling)	5,596
		5,670
	Brazil — 0.07%
56,280	Banco Bradesco SA – Sponsored ADR (Diversified Banks)	705
171,800	Hypermarcas SA (Personal Products)	1,286
		1,991
	Canada — 0.81%
18,700	Bank of Nova Scotia (Commercial Banks)	1,170
35,300	CAE, Inc. (Aerospace & Defense)	449
19,500	Cameco Corp. (Coal & Consumable Fuels)	405

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
22,531	Canadian Pacific Railway Ltd. (Railroads)	$3,409
75,800	Cenovus Energy, Inc. (Integrated Oil & Gas)	2,170
69,500	Centerra Gold, Inc. (Metals & Mining)	283
179,600	Centerra Gold, Inc. (Gold)	731
42,000	Enbridge, Inc. (Oil & Gas Storage & Transportation)	1,835
165,239	First Quantum Minerals Ltd. (Diversified Metals & Mining)	2,978
206,700	Imperial Oil Ltd. (Integrated Oil & Gas)	9,154
22,200	Progressive Waste Solutions Ltd. (Environmental & Facilities Services)	549
		23,133
	Cayman Islands — 0.07%
307,000	China Mengniu Dairy Co. Ltd. (Food Products)	1,457
237,000	Stella International Holdings Ltd. (Footwear)	604
		2,061
	China — 1.24%
90,439	Baidu, Inc. – Sponsored ADR (Internet Software & Services) (a)	16,088
2,245,335	Bank of China Ltd., H Shares (Diversified Banks)	1,034
379,000	China Pacific Insurance Group Co. Ltd. (Multi-line Insurance)	1,486
1,439,809	China Resources Land Ltd. (Real Estate Development)	3,569
3,335,952	Industrial & Commercial Bank of China Ltd., H Shares (Diversified Banks)	2,254
26,800	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	1,402
630,000	PICC Property & Casualty Co. Ltd., H Shares (Property & Casualty Insurance)	934
56,500	Ping An Insurance Group Co. of China (Insurance)	506
78,173	Tencent Holdings Ltd. (Internet Software & Services)	4,986
938,500	Yue Yuen Industrial (Holdings) Ltd. (Footwear)	3,135
		35,394
	Curaçao — 0.12%
38,794	Schlumberger Ltd. (Oil & Gas Equipment & Services)	3,496
	Denmark — 1.04%
151	A.P. Moller – Maersk A/S, Class – A (Marine)	1,557
377	A.P. Moller – Maersk A/S, Class – B (Marine)	4,092
43,024	Coloplast A/S, Class – B (Health Care Equipment & Supplies)	2,849
101,452	Novo Nordisk A/S (Pharmaceuticals)	18,597
10,948	Rockwool International A/S, B Shares (Building Products)	1,938

Shares	Security Description	Value (000)
	Denmark (continued)
47,688	TDC A/S (Integrated Telecommunication Services)	$463
1,778	Tryg A/S (Insurance)	172
		29,668
	Finland — 0.54%
18,157	Elisa Oyj (Integrated Telecommunication Services)	481
29,693	Fortum Oyj (Electric Utilities)	679
33,309	Metso OYJ (Machinery)	1,421
27,275	Neste Oil Oyj (Oil & Gas Refining & Marketing)	539
18,609	Nokian Renkaat Oyj (Auto Components)	893
26,153	Orion Oyj, Class – B (Integrated Oil & Gas)	735
137,134	Sampo Oyj, A Shares (Multi-line Insurance)	6,738
145,508	Stora Enso Oyj, R Shares (Paper Products)	1,460
140,698	UPM-Kymmene Oyj (Paper Products)	2,377
		15,323
	France — 9.05%
471,232	AXA SA (Multi-line Insurance)	13,101
265,613	BNP Paribas (Diversified Banks)	20,698
81,182	Bouygues SA (Construction & Engineering)	3,062
54,478	Casino Guichard-Perrachon SA (Food Retail)	6,278
16,058	CNP Assurances (Insurance)	329
205,865	Compagnie de Saint-Gobain (Building Products)	11,320
329,505	Credit Agricole SA (Diversified Banks) (a)	4,218
21,378	Danone SA (Packaged Foods & Meats)	1,539
172,365	Electricite de France SA (Electric Utilities)	6,090
59,710	Eutelsat Communications (Media)	1,862
4,235	Fonciere des Regions (Diversified Real Estate Investment Trusts)	366
302,711	GDF Suez (Multi-Utilities)	7,118
3,229	Gecina SA (Diversified Real Estate Investment Trusts)	426
4,854	Icade (Real Estate Investment Trusts (REITs))	452
41,248	JC Decaux SA (Advertising)	1,701
14,658	Klepierre (Retail Real Estate Investment Trusts)	679
45,375	Lagardere SCA (Publishing)	1,687
157,068	Legrand SA (Electrical Components & Equipment)	8,655
14,582	L'Oreal SA (Personal Products)	2,562
19,606	LVMH Moet Hennessy Louis Vuitton SA (Apparel, Accessories & Luxury Goods)	3,576
23,994	Numericable Group SA (Media) (a)(b)	871
272,506	Orange (Diversified Telecommunication Services)	3,374
98,011	Pernod Ricard SA (Distillers & Vintners)	11,165
169,895	Psa Peugeot Citroen (Automobiles) (a)	2,206

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
30,470	Renault SA (Automobile Manufacturers)	$2,450
63,025	Rexel SA (Trading Companies & Distributors)	1,654
302,992	Sanofi-Aventis (Pharmaceuticals)	32,142
151,420	Schneider Electric SA (Electrical Components & Equipment)	13,206
16,111	SCOR SE (Reinsurance)	589
152,339	Societe Generale (Diversified Banks)	8,847
28,003	Suez Environnement Co. (Multi-Utilities)	502
73,547	Technip SA (Oil & Gas Equipment & Services)	7,068
635,692	Total SA (Integrated Oil & Gas)	38,938
35,862	Unibail-Rodamco SE (Retail Real Estate Investment Trusts)	9,188
35,689	Veolia Environnement (Multi-Utilities)	582
193,499	Vinci SA (Construction & Engineering)	12,702
248,548	Vivendi (Movies & Entertainment)	6,549
61,278	Zodiac Aerospace (Aerospace & Defense)	10,853
		258,605
	Germany — 9.70%
74,737	Allianz SE (Multi-line Insurance)	13,401
19,491	Axel Springer AG (Publishing)	1,252
216,787	BASF SE (Diversified Chemicals)	23,108
239,183	Bayer AG (Pharmaceuticals)	33,544
119,933	Bayerische Motoren Werke AG (Automobile Manufacturers)	14,059
68,940	Beiersdorf AG (Personal Products)	6,984
9,360	Bilfinger Berger SE (Construction & Engineering)	1,050
10,824	Brenntag AG (Trading Companies & Distributors)	2,006
13,536	Continental AG (Auto Parts & Equipment)	2,968
450,242	Daimler AG (Automobile Manufacturers)	38,958
53,452	Deutsche Bank AG (Diversified Capital Markets)	2,550
14,497	Deutsche Boerse AG (Specialized Finance)	1,201
347,455	Deutsche Post AG (Air Freight & Logistics) (b)	12,666
492,871	Deutsche Telekom AG – Registered (Integrated Telecommunication Services)	8,427
167,019	Deutsche Wohnen AG (Real Estate Operating Companies)	3,225
135,305	E.ON AG (Electric Utilities)	2,497
16,357	ElringKlinger AG (Auto Parts & Equipment)	665
46,537	Freenet AG (Wireless Telecommunication Services)	1,394
17,985	Hannover Rueckversicherung AG – Registered (Reinsurance)	1,543
65,846	HeidelbergCement AG (Construction Materials)	4,995

Shares	Security Description	Value (000)
	Germany (continued)
9,525	Hugo Boss AG (Apparel, Accessories & Luxury Goods)	$1,356
56,861	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	607
51,767	K+S AG – Registered (Fertilizers & Agricultural Chemicals)	1,593
105,480	Linde AG (Industrial Gases)	22,062
72,864	MTU Aero Engines Holding AG (Aerospace & Defense)	7,155
48,235	Muenchener Rueckversicherungs-Gesellschaft AG (Reinsurance)	10,626
32,880	ProSiebenSat.1 Media AG – Registered (Broadcasting)	1,628
86,710	RWE AG (Multi-Utilities)	3,173
71,444	SAP AG (Application Software)	6,124
297,152	Siemens AG (Industrial Conglomerates)	40,586
11,845	Stada Arzneimittel AG (Pharmaceuticals)	585
24,548	Suedzucker AG (Food Products)	663
41,963	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	346
7,892	Volkswagen AG (Automobiles)	2,138
17,712	Wacker Chemie AG (Specialty Chemicals)	1,958
		277,093
	Hong Kong — 3.26%
4,614,718	AIA Group Ltd. (Life & Health Insurance) (b)	23,151
85,200	Asm Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	713
757,000	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	7,508
329,005	BOC Hong Kong (Holdings) Ltd. (Diversified Banks)	1,054
333,696	Cheung Kong (Holdings) Ltd. (Diversified Real Estate Activities)	5,268
221,534	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities)	1,399
854,000	China Merchants Holdings (International) Co. Ltd. (Marine Ports & Services)	3,117
157,419	CLP Holdings Ltd. (Electric Utilities)	1,244
4,543,000	CNOOC Ltd. (Oil & Gas Exploration & Production)	8,449
235,000	Galaxy Entertainment Group Ltd. (Casinos & Gaming) (a)	2,108
398,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	1,258
99,909	Hang Seng Bank Ltd. (Diversified Banks)	1,620
2,367,000	HKT Trust and HKT Ltd. (Integrated Telecommunication Services)	2,338
333,543	HongKong Land Holdings Ltd. (Real Estate Operating Companies)	1,968
196,966	Hopewell Holdings Ltd. (Diversified Real Estate Activities)	667
99,000	Hysan Development Co. (Real Estate Management & Development)	426

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
115,500	Kerry Properties Ltd. (Real Estate Management & Development)	$401
774,000	Li & Fung Ltd. (Distributors)	998
11,100	Melco Crown Entertainment Ltd., ADR (Hotels, Restaurants & Leisure) (a)	435
215,000	MTR Corp. Ltd. (Road & Rail)	814
674,000	New World Development Co. Ltd. (Diversified Real Estate Activities)	851
712,000	PCCW Ltd. (Integrated Telecommunication Services)	319
123,538	Power Assets Holdings Ltd. (Electric Utilities)	982
477,200	Sands China Ltd. (Casinos & Gaming)	3,899
529,839	Sino Land Co. Ltd. (Real Estate Development)	724
1,546,899	SJM Holdings Ltd. (Casinos & Gaming)	5,187
285,040	Sun Hung Kai Properties Ltd. (Diversified Real Estate Activities)	3,615
156,826	Swire Pacific Ltd., Class – A (Diversified Real Estate Activities)	1,838
208,200	Swire Properties Ltd. (Real Estate Management & Development)	526
110,541	The Bank of East Asia Ltd. (Diversified Banks)	468
1,158,355	The Link Real Estate Investment Trust (Retail Real Estate Investment Trusts)	5,617
415,300	The Wharf (Holdings) Ltd. (Diversified Real Estate Activities)	3,176
196,400	Wynn Macau Ltd. (Casinos & Gaming)	890
		93,028
	Indonesia — 0.08%
982,500	PT Astra International Tbk (Automobile Manufacturers)	549
2,948,000	PT Bank Rakyat Indonesia Persero Tbk (Diversified Banks)	1,758
		2,307
	Ireland — 0.72%
130,295	Covidien PLC (Health Care Equipment & Supplies)	8,873
128,515	CRH PLC (Construction Materials)	3,235
114,635	Glanbia PLC (Packaged Foods & Meats)	1,776
41,000	Ryanair Holdings PLC – Sponsored ADR (Airlines) (a)	1,924
134,570	Smurfit Kappa Group PLC (Paper Packaging)	3,312
59,104	Smurfit Kappa Group PLC (Paper Packaging)	1,452
		20,572
	Israel — 0.26%
158,816	Bank Leumi Le-Israel (Commercial Banks) (a)	649
345,818	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	587

Shares	Security Description	Value (000)
	Israel (continued)
1,463	Delek Group Ltd. (Oil & Gas Refining & Marketing)	$559
169,336	Israel Chemicals Ltd. (Fertilizers & Agricultural Chemicals)	1,412
293,955	Isreal Discount Bank, Class – A (Commercial Banks) (a)	562
88,844	Teva Pharmaceutical Industries Ltd. (Pharmaceuticals)	3,555
		7,324
	Italy — 1.01%
46,926	Assicurazioni Generali SpA (Multi-line Insurance)	1,104
83,807	Atlantia SpA (Highways & Railtracks)	1,880
697,616	Banco Popolare Societa Cooperativa (Commercial Banks) (a)	1,338
416,764	Enel SpA (Electric Utilities)	1,819
806,799	Eni SpA (Integrated Oil & Gas)	19,411
126,879	Snam Rete Gas SpA (Gas Utilities)	710
729,844	Telecom Italia SpA (Integrated Telecommunication Services)	571
94,828	Terna – Rete Elettrica Nationale SpA (Electric Utilities)	474
222,519	Unione di Banche Italiane ScpA (Commercial Banks)	1,511
		28,818
	Japan — 16.26%
36,100	ADVANTEST Corp. (Semiconductor Equipment)	448
166,225	Aeon Co. Ltd. (Hypermarkets & Super Centers)	2,250
4,900	Aeon Credit Service Co. Ltd. (Consumer Finance)	131
53,032	Aisin Seiki Co. Ltd. (Auto Parts & Equipment)	2,151
27,200	Ajinomoto Co., Inc. (Packaged Foods & Meats)	393
26,206	Alfresa Holdings Corp. (Health Care Distributors)	1,300
70,000	Aozora Bank Ltd. (Diversified Banks)	198
279,575	Asahi Glass Co. Ltd. (Building Products)	1,737
425,515	Asahi Kasei Corp. (Commodity Chemicals)	3,330
124,704	Astellas Pharma, Inc. (Pharmaceuticals)	7,379
19,849	Benesse Holdings, Inc. (Education Services)	796
117,000	Bridgestone Corp. (Tires & Rubber)	4,422
61,200	Brother Industries Ltd. (Office Electronics)	835
402,967	Canon, Inc. (Office Electronics)	12,745
58,000	Casio Computer Co. Ltd. (Consumer Electronics)	709
23,600	Central Japan Railway Co. (Railroads)	2,775
60,284	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,331
17,456	Coca-Cola West Co. Ltd. (Soft Drinks)	369
15,600	Cocokara Fine, Inc. (Drug Retail)	411
155,079	Dai Nippon Printing Co. Ltd. (Commercial Printing)	1,644

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
52,812	Daihatsu Motor Co. Ltd. (Automobile Manufacturers)	$894
186,591	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	3,408
38,167	Daito Trust Construction Co. Ltd. (Diversified Real Estate Activities)	3,563
201,000	Daiwa House Industry Co. Ltd. (Diversified Real Estate Activities)	3,885
229,900	Denso Corp. (Auto Parts & Equipment)	12,118
13,900	East Japan Railway Co. (Railroads)	1,106
69,871	Eisai Co. Ltd. (Pharmaceuticals)	2,704
7,600	Electric Power Development Co. Ltd. (Independent Power Producers & Energy Traders)	221
15,700	EXEDY Corp. (Auto Components)	459
16,157	FamilyMart Co. Ltd. (Food Retail)	737
19,000	Fanuc Ltd. (Industrial Machinery)	3,474
127,000	Fuji Heavy Industries Ltd. (Automobile Manufacturers)	3,637
50,000	Fukuoka Financial Group, Inc. (Regional Banks)	219
76,100	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	3,039
93,000	Hino Motors Ltd. (Construction & Farm Machinery & Heavy Trucks)	1,459
29,982	Hitachi Chemical Co. Ltd. (Specialty Chemicals)	478
1,140,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	8,619
78,064	Hokuhoku Financial Group, Inc. (Commercial Banks)	156
693,759	Honda Motor Co. Ltd. (Automobile Manufacturers)	28,532
120,495	HOYA Corp. (Electronic Equipment, Instruments & Components)	3,344
22,904	Idemitsu Kosan Co. Ltd. (Oil & Gas Refining & Marketing)	521
1,537,000	IHI Corp. (Industrial Machinery)	6,627
462,468	ITOCHU Corp. (Trading Companies & Distributors)	5,706
6,593	ITOCHU Techno-Solutions Corp. (IT Consulting & Other Services)	267
20,000	Japan Airlines Co. Ltd. (Airlines)	986
54,000	Japan Aviation Electronics Industry Ltd. (Electronic Equipment, Instruments & Components)	693
96	Japan Prime Realty Investment Corp. (Office Real Estate Investment Trusts)	307
146	Japan Real Estate Investment Corp. (Office Real Estate Investment Trusts)	782
301	Japan Retail Fund Investment Corp. (Retail Real Estate Investment Trusts)	612
431,697	Japan Tobacco, Inc. (Tobacco)	14,022
120,000	JGC Corp. (Construction & Engineering)	4,702
73,545	JS Group Corp. (Building Products)	2,013

Shares	Security Description	Value (000)
	Japan (continued)
49,283	JSR Corp. (Specialty Chemicals)	$953
621,924	JX Holdings, Inc. (Oil & Gas Refining & Marketing)	3,195
60,100	Kakaku.com, Inc. (Internet Software & Services)	1,054
80,602	Kaneka Corp. (Commodity Chemicals)	528
145,793	Kao Corp. (Personal Products)	4,583
350,000	Kawasaki Heavy Industries Ltd. (Industrial Machinery)	1,466
293,244	KDDI Corp. (Wireless Telecommunication Services)	18,020
19,150	Keyence Corp. (Electronic Equipment, Instruments & Components)	8,185
240,832	Kirin Holdings Co. Ltd. (Brewers)	3,461
244,400	Komatsu Ltd. (Construction & Farm Machinery & Heavy Trucks)	4,961
122,000	Kubota Corp. (Construction & Farm Machinery & Heavy Trucks)	2,015
92,829	Kuraray Co. Ltd. (Commodity Chemicals)	1,105
31,300	Kurita Water Industries Ltd. (Industrial Machinery)	649
63,853	Kyowa Hakko Kirin Co. Ltd. (Pharmaceuticals)	703
17,626	Lawson, Inc. (Food Retail)	1,317
1,218,131	Marubeni Corp. (Trading Companies & Distributors)	8,747
12,477	Maruichi Steel Tube Ltd. (Steel)	315
28,100	Medipal Holdings Corp. (Health Care Distributors)	370
15,400	Miraca Holdings, Inc. (Health Care Providers & Services)	725
58,500	MIRAIT Holdings Corp. (Construction & Engineering)	519
27,700	Misawa Homes Co. Ltd. (Homebuilding)	425
352,000	Mitsubishi Chemical Holdings Corp. (Diversified Chemicals)	1,626
412,240	Mitsubishi Corp. (Trading Companies & Distributors)	7,898
539,000	Mitsubishi Materials Corp. (Diversified Metals & Mining)	1,986
203,900	Mitsubishi Motors Corp. (Automobile Manufacturers) (a)	2,186
61,843	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	861
1,418,782	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	9,352
547,026	Mitsui & Co. Ltd. (Trading Companies & Distributors)	7,611
212,000	Mitsui Chemicals, Inc. (Commodity Chemicals)	511
1,095,000	Mitsui Mining & Smelting Co. Ltd. (Metals & Mining)	3,359
1,586,592	Mizuho Financial Group, Inc. (Diversified Banks)	3,436
59,500	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	5,278

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
491,327	NGK Insulators Ltd. (Industrial Machinery)	$9,323
129,000	Nikon Corp. (Photographic Products)	2,461
11,900	Nintendo Co. Ltd. (Home Entertainment Software)	1,583
168	Nippon Building Fund, Inc. (Office Real Estate Investment Trusts)	977
221,172	Nippon Express Co. Ltd. (Trucking)	1,069
60,389	Nippon Telegraph & Telephone Corp. (Integrated Telecommunication Services)	3,246
867,279	Nissan Motor Co. Ltd. (Automobile Manufacturers)	7,282
57,500	Nisshin Seifun Group, Inc. (Packaged Foods & Meats)	594
16,200	Nissin Foods Holdings Co. Ltd. (Packaged Foods & Meats)	683
23,302	NKSJ Holdings, Inc. (Property & Casualty Insurance)	647
43	Nomura Real Estate Office Fund, Inc. (Office Real Estate Investment Trusts)	200
148,200	North Pacific Bank Ltd. (Regional Banks)	602
105,000	NSK Ltd. (Industrial Machinery)	1,304
210,000	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	3,440
218,090	Oji Paper Co. Ltd. (Paper Products)	1,116
161,000	Okasan Securities Group, Inc. (Investment Banking & Brokerage)	1,639
35,300	Olympus Corp. (Health Care Equipment & Supplies) (a)	1,116
70,329	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	6,152
53,000	Oracle Corp. Japan (Systems Software)	1,935
187,700	ORIX Corp. (Consumer Finance)	3,293
130,477	Osaka Gas Co. Ltd. (Gas Utilities)	512
115,481	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	3,334
249,400	Panasonic Corp. (Consumer Electronics)	2,899
27,400	Park24 Co. Ltd. (Environmental & Facilities Services)	516
130,485	Resona Holdings, Inc. (Regional Banks)	665
8,500	Rinnai Corp. (Household Appliances)	661
17,600	Ryohin Keikaku Co. (General Merchandise Stores)	1,901
14,804	Sankyo Co. Ltd. (Leisure Products)	682
20,235	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	943
58,100	SECOM Co. Ltd. (Security & Alarm Services)	3,498
116,457	Sekisui Chemical Co. Ltd. (Homebuilding)	1,427
271,965	Sekisui House Ltd. (Homebuilding)	3,797
210,669	Seven & I Holdings Co. Ltd. (Food Retail)	8,364
40,196	Seven Bank Ltd. (Regional Banks)	157
129,900	Shin-Etsu Chemical Co. Ltd. (Specialty Chemicals)	7,575
82,829	Shionogi & Co. Ltd. (Pharmaceuticals)	1,794

Shares	Security Description	Value (000)
	Japan (continued)
389,000	Showa Denko K.K. (Diversified Chemicals)	$550
48,900	Showa Shell Sekiyu K.K. (Oil & Gas Refining & Marketing)	496
6,900	SMC Corp. (Industrial Machinery)	1,737
107,500	SoftBank Corp. (Wireless Telecommunication Services)	9,393
325,100	Sojitz Corp. (Trading Companies & Distributors)	577
82,800	Sony Corp. (Electronic Equipment, Instruments & Components)	1,436
388,000	Sumitomo Chemical Co. Ltd. (Diversified Chemicals)	1,518
311,700	Sumitomo Corp. (Trading Companies & Distributors)	3,911
72,300	Sumitomo Electric Industries Ltd. (Electrical Components & Equipment)	1,204
136,000	Sumitomo Metal Mining Co. Ltd. (Diversified Metals & Mining)	1,779
361,423	Sumitomo Mitsui Financial Group, Inc. (Diversified Banks)	18,604
401,000	Sumitomo Mitsui Trust Holdings, Inc. (Diversified Banks)	2,110
47,131	Sumitomo Rubber Industries Ltd. (Tires & Rubber)	669
9,100	Suzuki Motor Corp. (Automobile Manufacturers)	244
17,700	Sysmex Corp. (Health Care Equipment & Supplies)	1,044
220,885	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	10,123
243,000	Teijin Ltd. (Commodity Chemicals)	540
88,750	The Bank of Yokohama Ltd. (Regional Banks)	494
44,000	The Nishi-Nippon City Bank Ltd. (Regional Banks)	118
89,000	The San-in Godo Bank Ltd. (Regional Banks)	637
55,000	The Yokohama Rubber Co. Ltd. (Tires & Rubber)	540
70,725	Tokio Marine Holdings, Inc. (Property & Casualty Insurance)	2,361
10,400	Tokyo Electron Ltd. (Semiconductor Equipment)	569
167,988	Tokyo Gas Co. Ltd. (Gas Utilities)	826
78,135	TonenGeneral Sekiyu K.K. (Oil & Gas Refining & Marketing)	716
152,545	Toppan Printing Co. Ltd. (Commercial Printing)	1,218
1,046,000	Toshiba Corp. (Computer Hardware)	4,391
94,000	Toshiba TEC Corp. (Office Electronics)	651
17,181	Toyoda Gosei Co. Ltd. (Auto Parts & Equipment)	399
338,000	Toyota Motor Corp. (Automobile Manufacturers)	20,609
65,700	Trend Micro, Inc. (Systems Software)	2,297
16,900	Tsumura & Co. (Pharmaceuticals)	447
280,839	Ube Industries Ltd. (Diversified Chemicals)	600

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
23,900	Unicharm Corp. (Household Products)	$1,362
301	United Urban Investment Corp. (Real Estate Investment Trusts (REITs))	433
60,100	USS Co. Ltd. (Automotive Retail)	824
104,868	West Japan Railway Co. (Railroads)	4,542
784,381	Yahoo Japan Corp. (Internet Software & Services)	4,358
128,200	Yamada Denki Co. Ltd. (Computer & Electronics Retail)	419
34,000	Zeon Corp. (Specialty Chemicals)	318
		464,495
	Jersey — 0.73%
771,412	Glencore International PLC (Diversified Metals & Mining)	3,994
75,642	Petrofac Ltd. (Oil & Gas Equipment & Services)	1,533
120,653	Shire PLC (Pharmaceuticals)	5,697
51,367	Wolseley PLC (Trading Companies & Distributors)	2,913
289,009	WPP PLC (Advertising)	6,604
		20,741
	Luxembourg — 0.32%
10,978	Millicom International Cellular SA (Wireless Telecommunication Services)	1,094
251,117	SES – FDR, Class – A (Cable & Satellite)	8,128
		9,222
	Mexico — 0.19%
181,444	Grupo Televisa SA, ADR (Media)	5,490
	Netherlands — 4.13%
339,635	AEGON NV (Life & Health Insurance)	3,206
225,547	Akzo Nobel NV (Diversified Chemicals)	17,480
118,477	ASML Holding NV (Semiconductor Equipment)	11,089
19,219	ASML Holding NV – NYS (Semiconductor Equipment)	1,801
2,755	Corio NV (Retail Real Estate Investment Trusts)	123
5,930	Delta Lloyd NV (Life & Health Insurance)	147
25,786	European Aeronautic Defence & Space Co. (Aerospace & Defense)	1,980
22,337	Fugro NV (Oil & Gas Equipment & Services)	1,331
59,418	Gemalto NV (Computer Storage & Peripherals)	6,540
132,152	Koninklijke Ahold NV (Food Retail)	2,372
9,977	Koninklijke Boskalis Westminster NV (Construction & Engineering)	527
84,416	Koninklijke DSM NV (Diversified Chemicals)	6,638
206,274	Koninklijke Philips Electronics NV (Industrial Conglomerates)	7,560
15,627	Randstad Holding NV (Professional Services)	1,014

Shares	Security Description	Value (000)
	Netherlands (continued)
685,005	Reed Elsevier NV (Publishing)	$14,511
667,529	TNT NV (Air Freight & Logistics) (a)	3,811
710,126	Unilever NV (Packaged Foods & Meats)	28,597
38,616	Wolters Kluwer NV (Publishing)	1,102
50,800	Yandex NV (Internet Software & Services) (a)	2,192
128,933	Ziggo NV (Alternative Carriers) (b)	5,888
		117,909
	New Zealand — 0.02%
284,666	Telecom Corp. of New Zealand Ltd. (Integrated Telecommunication Services)	539
	Nigeria — 0.06%
1,540,495	Nigerian Breweries PLC (Brewers)	1,618
	Norway — 0.54%
64,346	DNB ASA (Diversified Banks)	1,151
12,872	Gjensidige Forsikring ASA (Multi-line Insurance)	246
198,847	Orkla ASA (Industrial Conglomerates)	1,552
312,151	Statoil ASA (Integrated Oil & Gas)	7,568
150,173	Telenor ASA (Diversified Telecommunication Services)	3,581
31,674	Yara International ASA (Fertilizers & Agricultural Chemicals)	1,363
		15,461
	Papua New Guinea — 0.11%
449,250	Oil Search Ltd. (Oil & Gas Exploration & Production)	3,252
	Portugal — 0.10%
439,581	EDP – Energias de Portugal SA (Electric Utilities)	1,614
274,893	Portugal Telecom SGPS SA, Registered Shares (Integrated Telecommunication Services)	1,195
		2,809
	Russia — 0.05%
6,295	LUKOIL – Sponsored ADR (Integrated Oil & Gas)	397
87,164	Sberbank of Russia – Sponsored ADR (Diversified Banks)	1,096
		1,493
	Singapore — 1.24%
362,000	Ascendas Real Estate Investment Trust (Industrial Real Estate Investment Trusts)	631
354,909	CapitaCommercial Trust (Office Real Estate Investment Trusts)	408
430,000	CapitaMall Trust (Retail Real Estate Investment Trusts)	649
985,236	ComfortDelGro Corp. Ltd. (Trucking)	1,570
304,147	DBS Group Holdings Ltd. (Diversified Banks)	4,122
634,000	Global Logistic Properties Ltd. (Real Estate Operating Companies)	1,452

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Singapore (continued)
1,852,907	Hutchison Port Holdings Trust (Marine Ports & Services)	$1,251
19,000	Jardine Cycle & Carriage Ltd. (Distributors)	541
462,791	Keppel Corp. Ltd. (Industrial Conglomerates)	4,106
123,000	Keppel Land Ltd. (Real Estate Development)	326
443,000	M1 Ltd./Singapore (Wireless Telecommunication Services)	1,148
1,558,897	Olam International Ltd. (Food Distributors)	1,897
715,000	SembCorp Industries Ltd. (Industrial Conglomerates)	3,111
965,000	SembCorp Marine Ltd. (Construction & Farm Machinery & Heavy Trucks)	3,404
431,399	Singapore Exchange Ltd. (Specialized Finance)	2,483
513,947	Singapore Press Holdings Ltd. (Publishing)	1,678
2,061,110	Singapore Telecommunications Ltd. (Integrated Telecommunication Services)	5,979
702,011	Yangzijiang Shipbuilding Holdings Ltd. (Construction & Farm Machinery & Heavy Trucks)	659
		35,415
	South Africa — 0.02%
35,568	Shoprite Holdings Ltd. (Food Retail)	558
	South Korea — 0.94%
8,803	Hyundai Mobis Co. Ltd. (Auto Parts & Equipment) (a)	2,449
152,420	Korea Electric Power Corp. (Electric Utilities) (a)	5,020
89,436	KT&G Corp. (Tobacco) (a)	6,314
1,150	LG Household & Health Care Ltd. (Household Products) (a)	597
6,227	Samsung Electronics Co. Ltd. (Semiconductors)	8,096
20,208	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	4,405
		26,881
	Spain — 1.99%
104,386	Abertis Infraestructuras SA (Transportation Infrastructure)	2,319
117,222	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	4,034
712,462	Banco Bilbao Vizcaya SA (Commercial Banks)	8,770
1,509,591	Banco Santander SA (Diversified Banks)	13,510
561,511	CaixaBank SA (Diversified Banks) (b)	2,926
52,187	Corporacion Mapfre (Insurance)	223
49,586	Enagas (Gas Utilities)	1,295
218,348	Ferrovial SA (Transportation Infrastructure)	4,225
23,741	Gas Natural SDG SA (Gas Utilities)	611

Shares	Security Description	Value (000)
	Spain (continued)
9,720	Grifols SA, ADR (Pharmaceuticals)	$351
59,199	Grifols SA (Biotechnology)	2,831
4,195	Grifols SA, Class – B (Biotechnology)	149
322,067	Iberdrola SA (Electric Utilities)	2,053
13,469	Industria de Diseno Textil SA (Apparel Retail)	2,220
7,340	Red Electrica Corporacion SA (Electric Utilities)	490
231,973	Repsol YPF SA (Integrated Oil & Gas)	5,846
91,811	Tecnicas Reunidas SA (Oil & Gas Equipment & Services)	4,987
		56,840
	Sweden — 2.42%
96,994	Assa Abloy AB, Class – B (Building Products)	5,126
112,450	Atlas Copco AB, A Shares (Industrial Machinery)	3,118
15,972	Axis Communications AB (Health Care Equipment & Supplies)	556
90,879	Boliden AB (Diversified Metals & Mining)	1,391
198,972	Electrolux AB, Series B (Household Appliances)	5,214
331,943	Hennes & Mauritz AB, B Shares (Apparel Retail)	15,291
134,208	Husqvarna (Household Durables)	808
10,235	Industrivarden AB, C Shares (Multi-Sector Holdings)	195
235,493	Nordea Bank AB (Diversified Banks)	3,174
354,279	Sandvik AB (Industrial Machinery)	4,998
106,322	Scania AB, B Shares (Machinery)	2,082
104,040	Securitas AB, B Shares (Security & Alarm Services)	1,106
940,225	Skandinaviska Enskilda Banken AB, Class – A (Diversified Banks)	12,400
118,107	Skanska AB, B Shares (Construction & Engineering)	2,414
107,606	Svenska Handelsbanken AB, A Shares (Diversified Banks)	5,288
75,230	Swedbank AB, A Shares (Diversified Banks)	2,118
52,908	Tele2 AB, B Shares (Wireless Telecommunication Services)	599
395,660	TeliaSonera AB (Integrated Telecommunication Services)	3,295
		69,173
	Switzerland — 9.10%
954,204	ABB Ltd. – Registered (Heavy Electrical Equipment)	25,123
24,334	Actelion Ltd. – Registered (Biotechnology)	2,056
4,541	Baloise Holding AG – Registered (Multi-line Insurance)	578
71,222	Compagnie Financiere Richemont SA – Registered (Apparel, Accessories & Luxury Goods)	7,092
19,049	DKSH Holding Ltd. (Advertising)	1,480
104,800	Gam Holding Ltd. (Capital Markets)	2,039

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
6,935	Givaudan SA – Registered (Specialty Chemicals)	$9,907
56,685	Holcim Ltd. – Registered (Construction Materials)	4,243
17,295	Kuehne & Nagel International (Marine)	2,271
653,240	Nestle SA (Packaged Foods & Meats)	47,832
484,840	Novartis AG – Registered (Pharmaceuticals)	38,709
7,862	Partners Group Holding AG (Asset Management & Custody Banks)	2,097
218,422	Roche Holding AG – Genusscheine (Pharmaceuticals)	61,034
1,388	SGS SA – Registered (Research and Consulting Services)	3,194
8,890	Swiss Prime Site AG – Registered (Real Estate Operating Companies)	688
73,415	Swiss Re AG (Reinsurance)	6,755
9,020	Swisscom AG – Registered (Integrated Telecommunication Services)	4,763
11,316	Syngenta AG – Registered (Fertilizers & Agricultural Chemicals)	4,507
8,491	The Swatch Group AG (Apparel, Accessories & Luxury Goods)	5,613
18,733	The Swatch Group AG – Registered (Apparel, Accessories & Luxury Goods)	2,109
943,154	UBS AG – Registered (Diversified Capital Markets)	17,894
34,849	Zurich Financial Services AG (Multi-line Insurance)	10,102
		260,086
	Taiwan — 0.03%
22,516	Catcher Technology Co. Ltd. – Registered, GDR (Computer Storage & Peripherals)	731
	United Kingdom — 19.84%
75,892	Aberdeen Asset Management PLC (Asset Management & Custody Banks)	628
40,464	Admiral Group PLC (Property & Casualty Insurance)	878
402,699	Anglo American PLC (Diversified Metals & Mining)	8,801
113,974	Antofagasta PLC (Diversified Metals & Mining)	1,555
33,061	ARM Holdings PLC, ADR (Semiconductors)	602
8,261	ASOS PLC (Internet Retail) (a)	838
310,712	AstraZeneca PLC (Pharmaceuticals)	18,389
1,058,867	Aviva PLC (Multi-line Insurance)	7,884
938,689	BAE Systems PLC (Aerospace & Defense)	6,761
854,258	Balfour Beatty PLC (Construction & Engineering)	4,058
3,263,263	Barclays PLC (Diversified Banks)	14,694
388,291	BG Group PLC (Integrated Oil & Gas)	8,342
577,164	BHP Billiton PLC (Diversified Metals & Mining)	17,860
3,108,380	BP PLC (Integrated Oil & Gas)	25,118
593,327	British American Tobacco PLC (Tobacco)	31,809

Shares	Security Description	Value (000)
	United Kingdom (continued)
124,673	British Land Co. PLC (Diversified Real Estate Investment Trusts)	$1,298
306,314	British Sky Broadcasting Group PLC (Cable & Satellite)	4,280
983,313	BT Group PLC (Integrated Telecommunication Services)	6,177
35,468	Burberry Group PLC (Textiles, Apparel & Luxury Goods)	890
88,542	Capital Shopping Centres Group PLC (Retail Real Estate Investment Trusts)	454
141,315	Carnival PLC (Hotels, Resorts & Cruise Lines)	5,851
1,067,601	Centrica PLC (Multi-Utilities)	6,146
156,646	Diageo PLC (Distillers & Vintners)	5,187
44,900	Ensco PLC, ADR (Oil & Gas Drilling)	2,567
7,358	GKN PLC (Auto Parts & Equipment)	45
888,515	GlaxoSmithKline PLC (Pharmaceuticals)	23,707
233,000	Grainger PLC (Real Estate Operating Companies)	786
40,600	Greene King PLC (Restaurants)	592
556,662	Home Retail Group PLC (Catalog Retail)	1,769
2,546,513	HSBC Holdings PLC (Diversified Banks)	27,929
807,796	HSBC Holdings PLC (HK) (Diversified Banks)	8,767
55,319	ICAP PLC (Investment Banking & Brokerage)	414
33,791	IMI PLC (Industrial Machinery)	853
606,830	Imperial Tobacco Group PLC (Tobacco)	23,491
54,300	Inchcape PLC (Distributors)	552
64,801	Inmarsat PLC (Alternative Carriers)	811
110,518	InterContinental Hotels Group PLC (Hotels, Resorts & Cruise Lines)	3,684
1,014,239	International Consolidated Airlines Group SA (Airlines) (a)(b)	6,741
39,736	Investec PLC (Diversified Capital Markets)	288
1,241,398	ITV PLC (Broadcasting)	3,987
354,848	J Sainsbury PLC (Food Retail)	2,144
66,964	John Wood Group PLC (Oil & Gas Equipment & Services)	761
109,849	Johnson Matthey PLC (Specialty Chemicals)	5,966
381,559	Land Securities Group PLC (Diversified Real Estate Investment Trusts)	6,087
422,383	Legal & General Group PLC (Life & Health Insurance)	1,557
7,230	Liberty Global PLC, Series C (Cable & Satellite) (a)	610
96,038	Liberty Global PLC, Class – A (Cable & Satellite) (a)	8,547
13,365,782	Lloyds Banking Group PLC (Diversified Banks) (a)(b)	17,456
227,500	Marks & Spencer Group PLC (Department Stores)	1,629
1,064,187	Meggitt PLC (Aerospace & Defense)	9,294
116,500	Merlin Entertainments PLC (Hotels, Restaurants & Leisure) (a)(b)	690

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
640,792	Michael Page International PLC (Human Resource & Employment Services)	$5,178
43,092	Micro Focus International PLC (Application Software)	548
444,714	National Grid PLC (Multi-Utilities)	5,802
18,972	Next PLC (Department Stores)	1,712
475,300	Ocado Group PLC (Internet Retail) (a)	3,475
434,300	Ophir Energy PLC (Oil & Gas Exploration & Production) (a)	2,357
87,553	Persimmon PLC (Homebuilding)	1,796
31,529	Provident Financial PLC (Consumer Finance)	848
519,348	Prudential PLC (Life & Health Insurance)	11,523
17,109	RecKitt Benckiser Group PLC (Household Products)	1,358
96,571	Resolution Ltd. (Life & Health Insurance)	566
620,722	Rexam PLC (Metal & Glass Containers)	5,452
499,139	Rio Tinto PLC (Diversified Metals & Mining)	28,178
912,544	Rolls-Royce Holdings PLC (Aerospace & Defense)	19,264
477,752	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	17,110
111,574	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	3,976
428,829	Royal Dutch Shell PLC, B Shares (Integrated Oil & Gas)	16,188
333,962	Royal Mail PLC (Air Freight & Logistics) (a)(b)	3,152
248,688	RSA Insurance Group PLC (Multi-line Insurance)	376
212,822	SABMiller PLC (Brewers)	10,927
98,164	SEGRO PLC (Industrial Real Estate Investment Trusts)	543
16,477	Severn Trent PLC (Water Utilities)	465
69,257	SSE PLC (Electric Utilities)	1,571
130,993	Standard Chartered PLC (Diversified Banks)	2,950
169,164	Standard Life PLC (Life & Health Insurance)	1,007
3,905,516	Tesco PLC (Food Retail)	21,620
326,414	The Sage Group PLC (Application Software)	2,182
919,795	Thomas Cook Group PLC (Hotels, Restaurants & Leisure) (a)	2,546
108,855	Tui Travel PLC (Hotels, Resorts & Cruise Lines)	745
186,696	Tullow Oil PLC (Oil & Gas Exploration & Production)	2,643
43,922	Unilever PLC (Packaged Foods & Meats)	1,805
49,733	United Utilities Group PLC (Multi-Utilities)	553

Shares or Principal Amount (000)	Security Description	Value (000)
	United Kingdom (continued)
10,241,372	Vodafone Group PLC (Wireless Telecommunication Services)	$40,188
30,168	WH Smith PLC (Specialty Stores)	500
	United Kingdom (continued)
67,456	Whitbread PLC (Restaurants)	4,189
751,280	William Morrison Supermarkets PLC (Food Retail)	3,247
		566,764
	United States — 0.03%
20,906	Nielsen Holdings NV (Research and Consulting Services)	959
	Total Common Stocks	2,609,618
	Preferred Stocks — 0.24%
	Germany — 0.24%
5,058	Bayerische Motoren Werke AG – Preferred (Automobile Manufacturers)	432
56,409	Henkel AG & Co. KGaA – Preferred (Household Products)	6,542
		6,974
	Total Preferred Stocks	6,974
	Warrant — 0.00%
	Singapore — 0.00%
252,000	Olam International Ltd. (Food Distributors) (a)	63
	Total Warrant	63
	Right — 0.01%
	Spain — 0.01%
222,706	Repsol SA (Integrated Oil & Gas)(a)	152
	Total Right	152
	Time Deposit — 0.44%
$12,709	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 1/2/14	12,709
	Total Time Deposit	12,709
	Mutual Funds — 8.51%
37,706,000	Dreyfus Treasury Prime Cash Management Fund, 0.00% (c)	37,706
4,871,006	iShares MSCI Emerging Markets Index Fund ETF, 1.25% (c)	203,461
42,000	SSgA Treasury Money Market Fund, 0.00% (c)	42
1,847,000	SSgA U.S. Government Money Market Fund, 0.00% (c)	1,847
	Total Mutual Funds	243,056
	Total Investments (cost $2,317,526) — 100.56%	2,872,572
	Liabilities in excess of other assets — (0.56%)	(15,977)
	Net Assets — 100.00%	$2,856,595
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

(c)	The rate disclosed is the rate in effect on December 31, 2013.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

FDR — Fiduciary Depositary Receipt

GDR — Global Depositary Receipt

NYS — New York Registered Shares

REIT — Real Estate Investment Trust

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The Institutional International Equity Portfolio	Artisan Partners LP	Cadence Capital Management, LLC	Capital Guardian Trust Co.	Causeway Capital Management LLC	Lazard Asset Management LLC	Mellon Capital Management Corp. – MSCI Japan	Mellon Capital Management Corp. – MSCI EM	Total
Common Stocks	14.66%	38.24%	13.54%	14.39%	10.53%	—	—	91.36%
Preferred Stocks	0.23%	0.01%	—	—	—	—	—	0.24%
Warrant	—	—	0.00%	—	—	—	—	0.00%
Right	—	0.01%	—	—	—	—	—	0.01%
Time Deposit	0.13%	—	0.31%	—	—	—	—	0.44%
Mutual Fund	—	1.32%	—	—	0.07%	0.00%	7.12%	8.51%
Other Assets (Liabilities)	0.22%	-1.20%	0.04%	0.35%	0.01%	0.02%	0.00%	-0.56%
Total Investments	15.24%	38.38%	13.89%	14.74%	10.61%	0.02%	7.12%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (concluded) — December 31, 2013 (Unaudited)

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2013.

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 12/31/13 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
1,255,086	Danish Krone	Deutsche Bank	1/6/14	$232	$231	$(1)
2,038,370	Danish Krone	Deutsche Bank	1/3/14	376	376	—
39,015	Euro	Deutsche Bank	1/7/14	54	54	—
223,738	Euro	Deutsche Bank	1/6/14	309	308	(1)
440,310	Euro	Deutsche Bank	1/3/14	606	606	—
544,399,622	Japanese Yen	Deutsche Bank	1/7/14	5,191	5,172	(19)
355,992,616	Japanese Yen	Deutsche Bank	1/8/14	3,384	3,381	(3)
10,191	New Zealand Dollar	Deutsche Bank	1/6/14	8	8	—
2,112,356	Norwegian Krone	Deutsche Bank	1/3/14	345	348	3
1,306,146	Norwegian Krone	Deutsche Bank	1/6/14	215	215	—
141,522	Swedish Krona	Bank of America	1/7/14	22	22	—
4,197,266	Swedish Krona	Deutsche Bank	1/7/14	654	653	(1)
6,778,185	Swedish Krona	Deutsche Bank	1/3/14	1,041	1,054	13
359,687	Swedish Krona	UBS Warburg	1/3/14	55	56	1
1,395,081	Swiss Franc	Deutsche Bank	1/6/14	1,574	1,564	(10)
	Total Currencies Purchased			$14,066	$14,048	$(18)
	Currencies Sold
1,801,000	Euro	Bank of New York	1/10/14	$2,446	$2,477	$(31)
715,747,000	Japanese Yen	Credit Suisse	1/21/14	6,949	6,800	149
55,208,276	Japanese Yen	Mellon Bank	1/6/14	527	524	3
192,469,000	Japanese Yen	Bank of New York	1/21/14	1,838	1,828	10
3,640,183	Japanese Yen	Bank of New York	1/6/14	35	35	—
46,055,788	Japanese Yen	UBS Warburg	1/7/14	438	437	1
244,315,597	Japanese Yen	Merrill Lynch	1/7/14	2,329	2,320	9
26,029,714	Japanese Yen	Bank of America	1/7/14	248	248	—
12,524,977	Japanese Yen	Mellon Bank	1/7/14	119	119	—
186,224,680	Japanese Yen	Morgan Stanley	1/8/14	1,770	1,769	2
22,178,499	Japanese Yen	Bank of New York	1/8/14	211	211	—
	Total Currencies Sold			$16,910	$16,767	$143
	Net Unrealized/Appreciation (Depreciation)					$125

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 92.98%
	Austria — 0.20%
78,993	Erste Group Bank AG (Commercial Banks)	$2,752
	Bermuda — 0.68%
6,152,542	Cosco Pacific Ltd. (Marine Ports & Services)	8,442
856,000	Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals)	782
		9,224
	Brazil — 10.86%
54,654	AES Tiete SA – Preferred (Independent Power Producers & Energy Traders)	442
100,600	Ambev SA, ADR (Brewers)	739
239,500	Arteris SA (Highways & Railtracks)	1,934
150,530	Banco Bradesco SA – Sponsored ADR (Diversified Banks)	1,886
598,347	Banco do Brasil SA (Diversified Banks)	6,189
566,828	Banco Santander Brasil SA (Biotechnology)	3,359
2,751,810	Banco Santander Brasil SA – Sponsored ADR (Diversified Banks)	16,786
371,300	BB Seguridade Participacoes SA (Multi-line Insurance)	3,856
526,500	Brasil Insurance Participacoes e Adminstracao SA (Insurance Brokers)	4,073
425,060	Cia de Saneamento Basico do Estado de Sao Paulo SABESP – Sponsored ADR (Water Utilities)	4,820
383,500	Cielo S.A. (IT Services)	10,673
15,775	Companhia Brasileira de Destribuicao Grupo PAO de (Hypermarkets & Super Centers)	702
118,684	CPFL Energia SA (Electric Utilities)	960
479,800	Diagnosticos da America SA (Health Care Providers & Services)	2,962
291,500	Direcional Engenharia SA (Homebuilding)	1,484
1,124,747	EDP – Energias do Brasil SA (Electric Utilities)	5,412
531,300	Even Construtora E Incorporadora SA (Household Products)	1,836
119,100	EZ Tec Empreendimentos e Participacoes SA (Homebuilding)	1,471
206,200	Gafisa SA – Sponsored ADR (Homebuilding) (a)	645
75,340	Gerdau SA – Sponsored ADR (Steel)	591
234,800	Grupo BTG Pactual (Diversified Financial Services)	2,721
455,469	Itau Unibanco Holding SA (Diversified Banks)	6,053
603,072	Itau Unibanco Holding SA – Sponsored ADR (Diversified Banks)	8,184
41,215	Itausa – Investimentos Itau SA (Diversified Banks)	156
1,056,900	JBS SA (Packaged Foods & Meats)	3,929
1,077,700	Magnesita Refratarios SA (Construction Materials (b)	2,696

Shares	Security Description	Value (000)
	Brazil (continued)
1,880,390	Petroleo Brasileiro SA – Sponsored ADR (Integrated Oil & Gas)	$25,912
59,761	Porto Seguro SA (Multi-line Insurance)	754
421,210	Sul America SA (Multi-line Insurance)	2,641
260,740	Telefonica Brasil SA – Sponsored ADR (Integrated Telecommunication Services)	5,011
79,892	Tractebel Energia SA (Independent Power Producers & Energy Traders)	1,218
40,700	Transmissora Alianca de Energia Eletrica SA (Electric Utilities)	314
57,187	Tupras-Turkiye Petrol Rafinerileri AS (Oil & Gas Refining & Marketing)	1,143
862,950	Vale SA – Sponsored ADR (Steel)	13,160
344,107	Via Varejo SA (Specialty Retail) (a) (c)	3,669
		148,381
	Cayman Islands — 0.59%
643,000	Anta Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	796
347,500	Asia Cement China Holdings Corp. (Construction Materials)	219
1,430,000	Bosideng International Holdings Ltd. (Apparel, Accessories & Luxury Goods)	269
144,000	Dongyue Group Ltd. (Specialty Chemicals)	57
542,000	Greentown China Holdings Ltd. (Real Estate Development)	828
73,000	Mstar Semiconductor, Inc. (Semiconductors)	850
16,264,000	Parkson Retail Group Ltd. (Department Stores)	5,013
		8,032
	Chile — 0.39%
556,102	AES Gener SA (Home Entertainment Software)	308
534,234	Aguas Andinas SA, Class – A (Water Utilities)	345
4,346,512	Banco de Chile SA (Diversified Banks)	632
7,483	Banco de Credito e Inversiones SA (Diversified Banks)	415
15,471,559	Banco Santander Chile (Diversified Banks)	898
6,510	Banco Santander Chile SA, ADR (Commercial Banks)	153
17,339	Cap SA (Steel)	330
30,858,237	CorpBanca SA (Diversified Banks)	426
762,904	Empresa Nacional de Electricidad SA (Independent Power Producers & Energy Traders)	1,136
26,875	Empresa Nacional de Telecomunicaciones SA (Wireless Telecommunication Services)	365
193,015	Vina Concha y Toro SA (Distillers & Vintners)	362
		5,370

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China — 14.41%
5,823,000	Agricultural Bank of China Ltd., H Shares (Diversified Banks)	$2,861
756,000	Air China Ltd. (Airlines)	565
1,952,500	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	7,239
30,658,100	Bank of China Ltd., H Shares (Diversified Banks)	14,115
6,806,000	Beijing Capital International Airport Co. Ltd., H Shares (Airport Services)	5,328
2,102,000	China CITIC Bank Corp. Ltd., H Shares (Real Estate Development)	1,141
2,110,000	China Coal Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	1,186
6,038,000	China Communications Services Corp. Ltd., H Shares (Integrated Telecommunication Services)	3,738
38,186,250	China Construction Bank Corp., H Shares (Diversified Banks)	28,811
1,380,000	China Life Insurance Co. Ltd., H Shares (Life & Health Insurance)	4,316
1,877,000	China Machinery Engineering Corp., H Shares (Construction & Engineering)	1,518
2,045,500	China Minsheng Banking Corp. Ltd., H Shares (Diversified Banks)	2,271
109,950	China Mobile Ltd. – Sponsored ADR (Wireless Telecommunication Services)	5,749
1,152,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	1,239
14,339,400	China Petroleum & Chemical Corp., H Shares (Integrated Oil & Gas)	11,706
4,388,000	China Power International Development Ltd. (Independent Power Producers & Energy Traders)	1,561
2,658,500	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	2,647
6,714,000	China Railway Group Ltd., H Shares (Construction & Engineering)	3,463
1,854,000	China Shenhua Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	5,846
928,000	China Southern Airlines Co. Ltd., H Shares (Airlines)	361
608,000	Chongqing Rural Commercial Bank Co. Ltd., H Shares (Regional Banks)	295
690,000	Datang International Power Generation Co. Ltd., H Shares (Independent Power Producers & Energy Traders)	319
2,015,600	Dongfang Electric Corp. Limited (Heavy Electrical Equipment)	3,535
3,827,000	Dongfeng Motor Group Co. Ltd., H Shares (Automobile Manufacturers)	5,991
374,000	ENN Energy Holdings Ltd. (Gas Utilities)	2,766

Shares	Security Description	Value (000)
	China (continued)
24,281,200	Global Bio-Chem Technology Group Co. Ltd. (Agricultural Products) (a)(b)	$1,879
710,500	Great Wall Motor Co. Ltd., H Shares (Automobile Manufacturers)	3,922
1,331,324	Guangzhou Automobile Group Co. Ltd., H Shares (Automobile Manufacturers)	1,456
1,764,000	Huaneng Power International, Inc., H Shares (Electric Utilities)	1,595
35,330,440	Industrial & Commercial Bank of China Ltd., H Shares (Diversified Banks)	23,876
1,271,820	Inner Mongolia Yitai Coal Co. Ltd., Class – B (Coal & Consumable Fuels)	2,250
626,000	Jiangsu Expressway Co. Ltd., H Shares (Highways & Railtracks)	769
356,000	Jiangxi Copper Co. Ltd., H Shares (Diversified Metals & Mining)	643
6,132,000	Lianhua Supermarket Holdings Ltd., H Shares (Hypermarkets & Super Centers) (b)	4,745
7,368,000	PetroChina Co. Ltd., H Shares (Integrated Oil & Gas)	8,077
4,950	PetroChina Co. Ltd. – Sponsored ADR (Integrated Oil & Gas)	543
4,271,340	PICC Property & Casualty Co. Ltd., H Shares (Property & Casualty Insurance)	6,335
436,500	Ping An Insurance Group Co. of China (Insurance)	3,910
870,000	Shimao Property Holdings Ltd. (Real Estate Development)	1,999
917,500	Shui On Land Ltd. (Independent Power Producers & Energy Traders)	282
11,634,000	Sinotrans Ltd., H Shares (Air Freight & Logistics)	4,396
474,500	Soho China Ltd. (Real Estate Development)	409
70,200	Tencent Holdings Ltd. (Internet Software & Services)	4,478
100,000	Tsingtao Brewery Co. Ltd. (Brewers)	845
1,080,000	Weiqiao Textile Co. Ltd., H Shares (Textiles)	663
5,372,000	Zhejiang Expressway Co. Ltd., H Shares (Highways & Railtracks)	5,079
1,534,000	Zijin Mining Group Co. Ltd., H Shares (Gold)	328
		197,046
	Colombia — 0.44%
2,457,130	Ecopetrol SA (Integrated Oil & Gas)	4,713
813,723	Grupo Aval Acciones y Valores SA (Diversified Banks)	546
434,483	ISAGEN SA ESP (Electric Utilities)	732
		5,991
	Czech Republic — 0.41%
128,705	CEZ A/S (Electric Utilities)	3,353

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Czech Republic (continued)
9,987	Komercni Banka A/S (Diversified Banks)	$2,225
		5,578
	Egypt — 0.01%
81,950	Telecom Egypt Co. (Integrated Telecommunication Services)	173
	Greece — 0.07%
49,737	Motor Oil (Hellas) Corinth Refineries SA (Integrated Oil & Gas)	562
28,560	Opap SA (Hotels, Restaurants & Leisure)	380
		942
	Hong Kong — 4.17%
352,000	Agile Property Holdings Ltd. (Real Estate Management & Development)	377
1,814,000	China Mobile Ltd. (Wireless Telecommunication Services)	18,809
1,458,000	China Resources Power Holdings Co. Ltd. (Independent Power Producers & Energy Traders)	3,456
749,000	CITIC Pacific Ltd. (Industrial Conglomerates)	1,146
5,637,000	CNOOC Ltd. (Oil & Gas Exploration & Production)	10,483
337	Evergrande Real Estate Group Ltd. (Real Estate Development)	—	(d)
1,312,000	Guangdong Investment Ltd. (Water Utilities)	1,283
1,693,200	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Development)	2,476
1,684,000	Lenovo Group Ltd. (Computer Storage & Peripherals)	2,048
3,725,656	NWS Holdings Ltd. (Industrial Conglomerates (b)	5,679
2,556,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	9,345
4,544,000	Shougang Fushan Resources Group Ltd. (Diversified Metals & Mining)	1,594
1,306,000	Yuexiu Property Co. Ltd. (Diversified Real Estate Activities)	322
		57,018
	Hungary — 0.57%
256,980	OTP Bank Nyrt PLC (Electrical Components & Equipment)	4,880
139,650	Richter Gedeon Nyrt (Pharmaceuticals)	2,846
		7,726
	India — 8.73%
39,275	Bajaj Auto Ltd. (Motorcycle Manufacturers)	1,213
9,114	Bank of Baroda (Diversified Banks)	95
25,584	Bank of India (Commercial Banks)	98
2,270,802	Bharat Heavy Electricals Ltd. (Heavy Electrical Equipment)	6,495
217,896	Cairn India Ltd. (Oil, Gas & Consumable Fuels)	1,141

Shares	Security Description	Value (000)
	India (continued)
236,499	Coal India Ltd. (Coal & Consumable Fuels)	$1,109
336,887	Dabur India Ltd. (Personal Products)	928
18,580	Grasim Industries Ltd. (Construction Materials)	815
261,759	HCL Technologies Ltd. (IT Consulting & Other Services)	5,343
92,645	HDFC Bank Ltd. (Diversified Banks)	997
19,255	Hero MotoCorp Ltd. (Motorcycle Manufacturers)	646
235,253	Hindalco Industries Ltd. (Metals & Mining)	466
1,101,060	Hindustan Petroleum Corp. Ltd. (Oil & Gas Refining & Marketing)	4,224
275,437	ICICI Bank Ltd. (Diversified Banks)	4,893
55,330	ICICI Bank Ltd. – Sponsored ADR (Diversified Banks)	2,057
224,039	IDFC Ltd. (Specialized Finance)	397
5,434,347	India Cements Ltd. (Construction Materials) (b)	5,285
1,553,605	ITC Ltd. (Tobacco)	8,085
317,129	Jubilant Life Sciences Ltd. (Diversified Chemicals)	696
50,185	Lupin Ltd. (Pharmaceuticals)	737
78,720	Maruti Suzuki India Ltd. (Automobile Manufacturers)	2,245
2,548,155	NMDC Ltd. (Diversified Metals & Mining)	5,846
244,061	NTPC Ltd. (Specialty Chemicals)	541
535,403	Oil & Natural Gas Corp. Ltd. (Oil & Gas Exploration & Production)	2,501
627,902	Oriental Bank of Commerce (Diversified Banks)	2,323
230,884	Power Finance Corp. (Specialized Finance)	623
3,872,153	Power Grid Corp. of India Ltd. (Electric Utilities)	6,254
235,300	Punjab National Bank (Diversified Capital Markets)	2,383
1,090,295	Reliance Industries Ltd. (Oil & Gas Refining & Marketing)	15,782
70,100	Reliance Industries Ltd. – Sponsored GDR (Oil & Gas Refining & Marketing) (c)	2,029
1,788,289	Rolta India Ltd. (IT Consulting & Other Services) (b)	1,943
305,351	Rural Electrification Corp. Ltd. (Specialized Finance)	1,089
1,010,569	Sesa Sterlite Ltd. (Metals & Mining)	3,300
48,108	Sesa Sterlite Ltd. – Sponsored ADR (Diversified Metals & Mining)	633
339,305	State Bank of India (Diversified Banks)	9,691
3,287,030	Steel Authority of India Ltd. (Steel)	3,850
177,616	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)	1,629
80,681	Tata Consultancy Services Ltd. (IT Consulting & Other Services)	2,833

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	India (continued)
255,664	Tata Motors Ltd. (Construction & Farm Machinery & Heavy Trucks)	$1,556
69,288	Tata Motors Ltd. – Sponsored ADR (Construction & Farm Machinery & Heavy Trucks)	2,134
192,544	Tata Steel Ltd. (Steel)	1,321
32,000	Tata Steel Ltd. – Sponsored GDR, Registered Shares (Steel)	221
74,721	Wipro Ltd. (IT Consulting & Other Services)	676
166,243	Wipro Ltd. – Sponsored ADR (IT Services)	2,093
		119,216
	Indonesia — 0.91%
3,494,000	PT Aneka Tambang Tbk (Diversified Metals & Mining)	313
181,025	PT Astra Agro Lestari Tbk (Agricultural Products)	374
8,961,500	PT Astra International Tbk (Automobile Manufacturers)	5,012
6,278,500	PT Bank Negara Indonesia Persero Tbk (Diversified Banks)	2,040
183,038	PT Indo Tambangraya Megah Tbk (Coal & Consumable Fuels)	429
2,042,000	PT Indofood Sukses Makmur Tbk (Packaged Foods & Meats)	1,108
10,906,850	PT Telekomunikasi Indonesia Persero Tbk (Integrated Telecommunication Services)	1,928
781,000	PT United Tractors Tbk (Construction & Farm Machinery & Heavy Trucks)	1,220
		12,424
	Malaysia — 1.89%
233,400	Alliance Financial Group Berhad (Diversified Banks)	339
582,800	Axiata Group Berhad (Wireless Telecommunication Services)	1,228
293,904	Berjaya Sports Toto Berhard (Casinos & Gaming)	364
1,740,155	CIMB Group Holdings Berhad (Diversified Banks)	4,051
628,100	Genting Berhad (Casinos & Gaming)	1,968
591,500	IJM Corp. Berhad (Construction & Engineering)	1,062
219,400	Kuala Lumpur Kepong Berhad (Agricultural Products)	1,669
90,900	Lafarge Malayan Cement Berhad (Construction Materials)	238
1,331,614	Malayan Banking Berhad (Diversified Banks)	4,043
513,400	Maxis Berhad (Wireless Telecommunication Services)	1,140
495,200	MISC Berhad (Marine) (a)	862
282,300	Parkson Holdings Berhad (Department Stores)	237

Shares	Security Description	Value (000)
	Malaysia (continued)
1,358,500	Sime Darby Berhad (Diversified Financial Services)	$3,950
251,000	Telekom Malaysia Berhad (Integrated Telecommunication Services)	425
1,229,000	Tenega Nasional Berhad (Electric Utilities)	4,272
		25,848
	Mexico — 2.92%
592,800	Alpek SA de CV (Diversified Chemicals)	1,349
6,837,100	America Movil SA de CV-Serl (Wireless Telecommunication Services)	7,977
252,110	America Movil SAB de CV – Sponsored ADR, Series L (Wireless Telecommunication Services)	5,892
197,072	Arca Continental SAB de CV (Soft Drinks)	1,233
271,600	Cemex SAB de CV – Sponsored ADR (Construction Materials) (a)	3,213
787,100	Compartamos SAB de CV (Consumer Finance)	1,473
2,632,900	Consorcio ARA SAB de CV (Homebuilding) (a)	1,031
191,237	Grupo Aeroportuario del Pacifico SAB de CV, B Shares (Airport Services)	1,023
116,815	Grupo Aeroportuario del Sureste SAB de CV, Class – B (Airport Services)	1,462
154,600	Grupo Financiero Santander Mexico SAB de CV – Sponsored ADR, Class – B (Diversified Banks)	2,109
1,404,445	Grupo Mexico SAB de CV, Series B (Diversified Metals & Mining)	4,654
39,740	Industrias Penoles SA de CV (Precious Metals & Minerals)	987
1,788,900	Kimberly-Clark de Mexico SAB de CV, Class – A (Household Products)	5,084
945,800	Ohl Mexico Sab de CV (Highways & Railtracks) (a)	2,423
		39,910
	Morocco — 0.02%
18,315	Maroc Telecom SA (Integrated Telecommunication Services)	215
	Peru — 0.31%
15,400	Compania de Minas Buenaventura SA – Sponsored ADR (Gold)	173
30,100	Credicorp Ltd. (Diversified Banks)	3,995
		4,168
	Philippines — 0.77%
898,397	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)	1,104
1,111,600	Aboitiz Power Corp. (Independent Power Producers & Energy Traders)	852
3,677,800	Alliance Global Group, Inc. (Food Distributors)	2,139
448,829	Bank of the Philippine Islands (Diversified Banks)	860
1,360,400	DMCI Holdings, Inc. (Industrial Conglomerates)	1,716

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Philippines (continued)
120,480	First Philippine Holdings Corp. (Electric Utilities)	$146
7,480	Globe Telecom, Inc. (Wireless Telecommunication Services)	276
977,404	Metropolitan Bank & Trust Co. (Diversified Banks)	1,664
2,850	Philippine Long Distance Telephone Co. (Wireless Telecommunication Services)	171
12,090	Philippine Long Distance Telephone Co. – Sponsored ADR (Wireless Telecommunication Services)	727
50,768	SM Investments Corp. (Industrial Conglomerates)	814
		10,469
	Poland — 1.52%
81,030	Asseco Poland SA (Systems Software)	1,234
384,190	Energa SA (Electric Utilities) (a)	2,027
13,536	Jastrzebska Spolka Weglowa SA (Diversified Metals & Mining)	238
50,356	KGHM Polska Miedz SA (Diversified Metals & Mining)	1,969
534,576	PGE SA (Electric Utilities)	2,883
562,560	Powszechna Kasa Oszczednosci Bank Polski SA (Commercial Banks)	7,346
23,998	Powszechny Zaklad Ubezpieczen SA (Multi-line Insurance)	3,569
1,011,251	Tauron Polska Energia SA (Electric Utilities)	1,464
		20,730
	Russia — 6.27%
1,441,106	Gazprom OAO – Sponsored ADR (Integrated Oil & Gas)	12,321
1,598,900	Gazprom OAO – Sponsored GDR (Integrated Oil & Gas)	13,831
125,661	LUKOIL (Integrated Oil & Gas)	7,770
106,675	LUKOIL, ADR (Integrated Oil & Gas)	6,662
822	Magnit OJSC (Food Retail)	230
102,218	Magnit OJSC – Sponsored GDR, Registered Shares (Food Retail)	6,766
54,908	MegaFon OAO – Sponsored GDR (Wireless Telecommunication Services)	1,839
117,972	Mining & Metallurgical Co. Norilsk Nickel OJSC – Sponsored ADR (Diversified Metals & Mining)	1,961
281,458	Mobile TeleSystems OJSC – Sponsored ADR (Wireless Telecommunication Services)	6,088
1,315,880	Rosneft Oil Co. OJSC – Sponsored GDR, Registered Shares (Integrated Oil & Gas) (c)	10,020
1,347,234	Sberbank (Diversified Banks)	4,126
391,300	Sberbank of Russia – Sponsored ADR (Diversified Banks)	4,923

Shares	Security Description	Value (000)
	Russia (continued)
52,080	Severstal – Sponsored GDR, Registered Shares (Steel)	$515
2,638,097	Surgutneftegaz OAO (Integrated Oil & Gas)	2,264
407,906	Surgutneftegaz OAO – Sponsored ADR Preferred (Integrated Oil & Gas)	3,165
1,608,570	The Moscow Exchange (Diversified Financial Services)	3,157
		85,638
	South Africa — 4.59%
184,030	AngloGold Ashanti Ltd. (Gold)	2,165
521,757	Barclays Africa Group Ltd. (Diversified Banks)	6,604
49,702	Exxaro Resources Ltd. (Diversified Metals & Mining)	697
712,054	FirstRand Ltd. (Diversified Financial Services)	2,445
125,890	Gold Fields Ltd. (Gold)	396
289,782	Growthpoint Properties Ltd. (Diversified Real Estate Investment Trusts)	673
65,386	Imperial Holdings Ltd. (Distributors)	1,268
194,735	Investec Ltd. (Diversified Capital Markets)	1,388
842,363	JD Group Ltd. (Home Improvement Retail)	2,338
13,889	Kumba Iron Ore Ltd. (Steel)	589
19,574	Liberty Holdings Ltd. (Life & Health Insurance)	228
189,019	MMI Holdings Ltd. (Life & Health Insurance)	458
95,619	Mondi Ltd. (Paper Products)	1,644
516,174	MTN Group Ltd. (Wireless Telecommunication Services)	10,720
632,586	Murray & Roberts Holdings Ltd. (Construction & Engineering) (a)	1,623
101,687	Nampak Ltd. (Metal & Glass Containers)	399
33,309	Naspers Limited (Media)	3,493
34,993	Nedbank Group Ltd. (Diversified Banks)	703
88,108	PPC Ltd. (Construction Materials)	265
476,166	Redefine Properties Ltd. (Real Estate Operating Companies)	444
62,104	Reunert Ltd. (Industrial Conglomerates)	407
121,459	RMB Holdings Ltd. (Diversified Financial Services)	562
114,454	RMI Holdings Ltd. (Life & Health Insurance)	301
102,280	Samsung Heavy Industries Co. Ltd. (Machinery) (a)	3,688
308,694	Sanlam Ltd. (Life & Health Insurance)	1,572
155,365	Sasol Ltd. (Integrated Oil & Gas)	7,650
526,815	Standard Bank Group Ltd. (Diversified Banks)	6,525
66,180	Telkom South Africa Ltd. (Integrated Telecommunication Services) (a)	177
70,548	The Foschini Group Ltd. (Apparel Retail)	646

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Africa (continued)
59,603	The Spar Group Ltd. (Food Distributors)	$750
152,071	Truworths International Ltd. (Apparel Retail)	1,118
64,180	Vodacom Group Ltd. (Wireless Telecommunication Services)	817
		62,753
	South Korea — 18.25%
33,550	BS Financial Group, Inc. (Regional Banks) (a)	509
32,385	Daelim Industrial Co. Ltd. (Construction & Engineering) (a)	2,888
33,230	Daewoo Securities Co. Ltd. (Investment Banking & Brokerage)	280
27,330	DGB Financial Group, Inc. (Regional Banks) (a)	427
34,370	Dongbu Insurance Co. Ltd. (Property & Casualty Insurance)	1,831
3,337	Doosan Corp. (Industrial Conglomerates)	441
19,511	Doosan Heavy Industries & Construction Co. Ltd. (Construction & Engineering) (a)	655
20,945	GS Holdings Corp. (Oil & Gas Refining & Marketing) (a)	1,137
105,440	Hana Financial Group, Inc. (Diversified Banks)	4,387
19,250	Hanwha Chemical Corp. (Commodity Chemicals) (a)	393
53,260	Hanwha Corp. (Commodity Chemicals) (a)	1,979
5,235	Hyosung Corp. (Commodity Chemicals) (a)	349
184,960	Hyundai Development Co. (Construction & Engineering) (a)	4,066
17,836	Hyundai Heavy Industries Co. Ltd. (Construction & Farm Machinery & Heavy Trucks) (a)	4,344
26,470	Hyundai Hysco (Steel)* (a)	1,041
90,690	Hyundai Marine & Fire Insurance Co. Ltd. (Property & Casualty Insurance)	2,793
23,312	Hyundai Mobis Co. Ltd. (Auto Parts & Equipment) (a)	6,484
90,259	Hyundai Motor Co. Ltd. (Automobile Manufacturers) (a)	20,231
24,970	Hyundai Securities Co. Ltd. (Investment Banking & Brokerage)	138
8,945	Hyundai Wia Corp. (Auto Parts & Equipment) (a)	1,611
246,540	Industrial Bank of Korea (Diversified Banks) (a)	2,839
54,740	Jahwa Electronics Co. Ltd. (Electronic Equipment, Instruments & Components) (a)	1,079
210,671	Jinro Ltd. (Distillers & Vintners) (a)	4,402
39,480	Kangwon Land, Inc. (Casinos & Gaming) (a)	1,158

Shares	Security Description	Value (000)
	South Korea (continued)
312,874	KB Financial Group, Inc. (Diversified Banks) (a)	$12,527
145,810	KB Financial Group, Inc. – Sponsored ADR (Diversified Banks) (a)	5,907
5,084	KCC Corp. (Building Products)	2,257
112,691	Kia Motors Corp. (Automobile Manufacturers) (a)	5,991
109,510	Korea Electric Power Corp. (Electric Utilities) (a)	3,606
675,160	Korea Electric Power Corp. – Sponsored ADR (Electric Utilities) (a)	11,215
39,720	Korea Life Insurance Co. Ltd. (Life & Health Insurance)	286
77,490	KT Corp. (Integrated Telecommunication Services) (a)	2,317
129,080	KT Corp. – Sponsored ADR (Integrated Telecommunication Services) (a)	1,919
83,447	KT&G Corp. (Tobacco) (a)	5,892
11,671	LG Chem Ltd. (Commodity Chemicals) (a)	3,312
41,010	LG Corp. (Industrial Conglomerates) (a)	2,487
93,328	LG Electronics, Inc. (Consumer Electronics) (a)	6,023
7,225	LS Corp. (Electrical Components & Equipment) (a)	554
6,101	LS Industrial Systems Co. Ltd. (Electrical Components & Equipment) (a)	380
104,580	Mirae Asset Securities Co. Ltd. (Asset Management & Custody Banks)	3,806
12,204	Nong Shim Co. Ltd. (Packaged Foods & Meats) (a)	2,903
46,368	PARTRON Co. Ltd. (Electronic Equipment, Instruments & Components)	626
39,922	POSCO (Steel)	12,353
36,718	POSCO – Sponsored ADR (Steel)	2,864
6,971	S1 Corp. (Security & Alarm Services) (a)	494
7,040	Samsung Card Co. Ltd. (Consumer Finance) (a)	250
33,776	Samsung Electronics Co. Ltd. (Semiconductors)	43,917
25,014	Samsung Fire & Marine Insurance Co. Ltd. (Property & Casualty Insurance)	6,139
12,301	Samsung Life Insurance Co. Ltd. (Life & Health Insurance)	1,212
14,884	Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components) (a)	2,285
12,496	Samsung Securities Co. Ltd. (Investment Banking & Brokerage)	522
207,920	Shinhan Financial Group Co. Ltd. (Diversified Banks) (a)	9,320
30,227	Shinsegae Co. Ltd. (Hypermarkets & Super Centers) (a)	7,233
9,215	SK C&C Co. Ltd. (IT Consulting & Other Services) (a)	1,179
25,120	SK Holdings Co. Ltd. (Industrial Conglomerates) (a)	4,547

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
33,515	SK Innovation Co. Ltd. (Oil & Gas Refining & Marketing) (a)	$4,494
50,450	SK Networks Co. Ltd. (Trading Companies & Distributors) (a)	361
18,401	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	4,011
74,870	SK Telecom Co. Ltd. – Sponsored ADR (Wireless Telecommunication Services)	1,843
18,477	S-Oil Corp. (Oil & Gas Refining & Marketing)	1,296
193,730	Tong Yang Life Insurance Co. Ltd. (Life & Health Insurance)	2,084
421,680	Woori Finance Holdings Co. Ltd. (Diversified Banks) (a)	5,315
24,270	Woori Investment & Securities Co. Ltd. (Diversified Banks)	221
		249,410
	Taiwan — 10.14%
977,000	Acer, Inc. (Computer Hardware) (a)	600
3,737,000	Advanced Semiconductor Engineering, Inc. (Semiconductors)	3,474
1,704,972	Asia Cement Corp. (Construction Materials)	2,208
282,000	Asustek Computer, Inc. (Computer Storage & Peripherals)	2,537
153,000	Cheng Uei Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	307
191,470	Chicony Electronics Co. Ltd. (Computer Storage & Peripherals)	481
325,000	China Petrochemical Development Corp. (Commodity Chemicals)	148
2,408,384	China Steel Corp. (Steel)	2,182
7,964,376	Chinatrust Financial Holding Co. Ltd. (Diversified Banks)	5,439
785,000	CHIPBOND Technology Corp. (Semiconductors)	1,234
258,000	Chong Hong Construction Co. Ltd. (Diversified Real Estate Activities)	792
753,000	Chunghwa Telecom Co. Ltd. (Integrated Telecommunication Services)	2,352
3,800	Chunghwa Telecom Co. Ltd. – Sponsored ADR (Integrated Telecommunication Services)	118
5,845,000	Compal Electronics, Inc. (Computer Hardware)	4,482
229,000	CTCI Corp. (Construction & Engineering)	371
384,190	Far Eastern Department Stores Ltd. (Department Stores)	380
1,946,440	Far Eastern New Century Corp. (Industrial Conglomerates)	2,247
318,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	699

Shares	Security Description	Value (000)
	Taiwan (continued)
300,579	Farglory Land Development Co. Ltd. (Real Estate Development)	$509
76,000	Feng Hsin Iron & Steel Co. Ltd. (Steel)	140
11,969,585	First Financial Holdings Co. Ltd. (Diversified Banks)	7,451
1,153,420	Formosa Chemicals & Fibre Corp. (Specialty Chemicals)	3,251
861,200	Formosa Plastics Corp. (Chemicals)	2,327
272,000	Formosa Taffeta Co. Ltd. (Textiles)	329
330,750	Foxconn Technology Co. Ltd. (Computer Hardware)	772
1,944,996	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	2,846
314,200	Highwealth Construction Corp. (Real Estate Development)	664
7,727,961	Hon Hai Precision Industry Co. Ltd. (Electronic Manufacturing Services)	20,772
1,941,015	Inventec Corp. (Computer Hardware)	1,716
107,240	LCY Chemical Corp. (Commodity Chemicals)	139
1,524,549	Lite-On Technology Corp. (Computer Storage & Peripherals)	2,445
185,000	MediaTek, Inc. (Semiconductors)	2,753
3,186,477	Mega Financial Holding Co. Ltd. (Commercial Banks)	2,684
980,240	Nan Ya Plastics Corp. (Chemicals)	2,266
1,993,740	Nan Ya Printed Circuit Board Corp. (Electronic Equipment, Instruments & Components) (a)	2,496
2,202,620	Pou Chen Corp. (Footwear)	3,293
2,696,900	Powertech Technology, Inc. (Semiconductors)	4,122
2,095,000	Quanta Computer, Inc. (Computer Hardware)	4,886
525,040	Radiant Opto-Electronics Corp. (Semiconductors)	1,920
1,068,000	Ruentex Development Co. Ltd. (Real Estate Development)	2,072
5,769,000	Shin Kong Financial Holding Co. Ltd. (Insurance)	1,994
867,000	Siliconware Precision Industries Co. (Semiconductors)	1,036
535,290	Siliconware Precision Industries Co. – Sponsored ADR (Semiconductors)	3,201
821,000	Simplo Technology Co. Ltd. (Technology Distributors)	3,637
495,000	Synnex Technology International Corp. (Commodity Chemicals)	786
2,776,000	Taiwan Cement Corp. (Construction Materials)	4,309
328,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	1,060
3,035,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors)	10,744

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
63,530	Taiwan Semiconductor Manufacturing Co. Ltd. – Sponsored ADR (Semiconductors)	$1,108
612,000	Transcend Information, Inc. (Semiconductors)	1,760
167,000	Tripod Technology Corp. (Electronic Equipment, Instruments & Components)	299
109,000	TSRC Corp. (Commodity Chemicals)	161
147,000	Tung Ho Steel Enterprise Corp. (Steel)	129
153,000	U-Ming Marine Transport Corp. (Marine)	275
493,000	Unimicron Technology Corp. (Electronic Equipment, Instruments & Components)	374
4,821,000	United Microelectronics Corp. (Semiconductors)	1,998
2,120,691	United Microelectronics Corp. – Sponsored ADR (Semiconductors)	4,326
878,640	Wistron Corp. (Computer Hardware)	739
563,000	WPG Holdings Ltd. (Technology Distributors)	648
		138,488
	Thailand — 2.11%
479,485	Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	2,912
62,000	Bangkok Bank Public Co. Ltd. (Diversified Banks)	336
1,298,500	Bangkok Bank Public Co. Ltd. – Foreign Registered Shares (Diversified Banks)	7,037
360,700	Bangkok Bank Public Co. Ltd. – NVDR (Diversified Banks)	1,954
415,000	Banpu Public Co. Ltd. – Foreign Registered Shares (Coal & Consumable Fuels)	382
1,039,000	Charoen Pokphand Foods Public Co. Ltd. (Packaged Foods & Meats)	1,012
944,000	Kasikornbank Public Co. Ltd. (Diversified Banks)	4,555
1,699,200	Krung Thai Bank Public Co. Ltd. – NVDR (Diversified Banks)	853
561,575	PTT Exploration & Production Public Co. Ltd. (Oil & Gas Exploration & Production)	2,846
445,700	PTT Global Chemical PCL – NVDR (Chemicals)	1,072
809,342	PTT Global Chemical Public Co. Ltd. (Diversified Chemicals)	1,946
341,800	PTT Public Co. Ltd. (Integrated Oil & Gas)	2,976
92,600	Thai Airways International Public Co. Ltd. (Airlines)	39

Shares	Security Description	Value (000)
	Thailand (continued)
537,100	Thai Oil Public Co. Ltd. (Oil & Gas Refining & Marketing)	$920
		28,840
	Turkey — 1.40%
109,565	Arcelik AS (Household Appliances)	620
972,040	Asya Katilim Bankasi AS (Diversified Banks) (a)	657
5,182,217	Emlak Konut Gayrimenkul Yatirim (Residential REITs)	5,071
570,575	Eregli Demir ve Celik Fabrikalari TAS (Steel)	686
32,186	Ford Otomotiv Sanayi AS (Automobile Manufacturers)	340
131,859	TAV Havalimanlari Holding AS (Airport Services)	949
57,442	Tofas Turk Otomobil Fabrikasi AS (Automobile Manufacturers)	359
798,561	Turk Hava Yollari Anonim Ortakligi (Airlines)	2,396
103,284	Turk Telekomunikasyon AS (Integrated Telecommunication Services)	287
1,240,360	Turkiye Garanti Bankasi AS (Diversified Banks)	4,024
441,475	Turkiye Halk Bankasi AS (Diversified Banks)	2,500
418,799	Turkiye Is Bankasi AS, Class – C (Diversified Banks)	907
173,023	Turkiye Vakiflar Bankasi TAO, Class – D (Diversified Banks)	308
		19,104
	Ukraine — 0.02%
271,395	JKX Oil & Gas PLC (Oil & Gas Exploration & Production) (a)	321
	United Arab Emirates — 0.13%
853,331	Emaar Properties PJSC (Real Estate Operating Companies)	1,775
	United Kingdom — 0.07%
321,307	Old Mutual PLC (Life & Health Insurance)	1,006
	United States — 0.12%
54,995	Southern Copper Corp. (Diversified Metals & Mining)	1,579
	Total Common Stocks	1,270,127
	Preferred Stocks — 3.04%
	Brazil — 2.02%
112,917	Bradespar SA – Preferred (Steel)	1,201
310,633	Companhia Energetica de Minas Gerais SA – Preferred, ADR (Electric Utilities)	1,845

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Preferred Stocks (continued)
	Brazil (continued)
402,200	Gerdau SA – Preferred (Steel)	$3,127
986,600	Petroleo Brasileiro SA – Preferred (Integrated Oil & Gas)	7,144
146,100	Petroleo Brasileiro SA – Sponsored ADR (Integrated Oil & Gas)	2,146
145,509	Telefonica Brasil SA – Preferred (Integrated Telecommunication Services)	2,765
669,781	Vale SA – Preferred (Steel)	9,293
		27,521
	Russia — 0.21%
1,098	AK Transneft OAO – Preferred (Oil & Gas Storage & Transportation)	2,880
	South Korea — 0.81%
11,529	Samsung Electronics Co. Ltd. – Preferred (Semiconductors)	11,068
	Total Preferred Stocks	41,469
	Time Deposit — 1.14%
$15,631	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 1/2/14	15,631
	Total Time Deposit	15,631
	Mutual Funds — 2.36%
4,152,600	iShares Asia Trust – iShares FTSE A50 China Index ETF	5,002
565,480	iShares MSCI Emerging Markets Index Fund ETF, 1.25% (e)	23,621
18,480	iShares MSCI Taiwan Index Fund ETF	266
321,000	SSgA Treasury Money Market Fund, 0.00% (e)	321
176,920	WisdomTree India Earnings Fund ETF	3,085
	Total Mutual Funds	32,295
	Total Investments (cost $1,309,487) — 99.52%	1,359,522
	Other assets in excess of liabilities — 0.48%	6,618
	Net Assets — 100.00%	$1,366,140

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on December 31, 2013 and represents a Level 2 security. Refer to Note 2 in Notes to Financial Statements.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed illiquid by the Specialist Manager and represents 0.02% of the Portfolio.
(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(d)	Amounts designated as “—” are $0 or have been rounded to $0.
(e)	The rate disclosed is the rate in effect on December 31, 2013.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (concluded) — December 31, 2013 (Unaudited)

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The Emerging Markets Portfolio	Boston Company Asset Management, LLC	Mellon Capital Management Corp.	SSgA Funds Management, Inc.	Total
Common Stocks	41.04%	25.19%	26.75%	92.98%
Preferred Stocks	0.23%	2.02%	0.79%	3.04%
Time Deposits	1.14%	—	—	1.14%
Mutual Funds	2.34%	0.02%	—	2.36%
Other Assets (Liabilities)	0.23%	0.38%	-0.13%	0.48%
Total Investments	44.98%	27.61%	27.41%	100.00%

The following tables reflect the open derivative positions held by the Portfolio as of December 31, 2013.

Long/(Short) Futures

Number of Contracts	Futures Contracts Positionsˆ	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(60)	FTSE/JSE Top 40 Index Future	$(2,394)	3/21/14	$(135)
74	MSCI Taiwan Index Future	2,244	1/30/14	47
(94)	SGX CNX Nifty Index Future	(1,194)	1/31/14	3
	Net Unrealized Appreciation/(Depreciation)			$(85)

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 12/31/13 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
2,924,100,000	Chilean Peso	Barclays Bank	3/20/14	$5,431	$5,518	$87
15,308,818	Hong Kong Dollar	Royal Bank of Canada	3/20/14	1,975	1,975	—
549,440,250	Indian Rupee	Deutsche Bank	3/20/14	8,750	8,719	(31)
23,750,000,000	Indonesian Rupiah	Deutsche Bank	3/20/14	1,932	1,926	(6)
7,530,200	Malaysian Ringgit	Deutsche Bank	3/20/14	2,329	2,289	(40)
4,412,850	Peruvian Nuevo	Citibank	3/20/14	1,555	1,563	8
5,536,913	Peruvian Nuevo	Citibank	3/20/14	1,975	1,960	(15)
26,407,725	Russian Ruble	JPMorgan Chase	3/20/14	790	794	4
98,238,095	South African Rand	Citibank	3/20/14	9,349	9,295	(54)
167,297,750	Thai Baht	Deutsche Bank	3/20/14	5,150	5,075	(75)
11,748,580	Turkish Lira	Societe Generale	3/20/14	5,666	5,386	(280)
	Total Currencies Purchased			$44,902	$44,500	$(402)
	Currencies Sold
96,565,650	Czech Koruna	Royal Bank of Canada	3/20/14	$4,848	$4,870	$(22)
55,861,500	Hong Kong Dollar	Societe Generale	3/20/14	7,205	7,205	—
338,489,000	Hungarian Forint	Credit Suisse	3/20/14	1,531	1,561	(30)
164,606,000	Indian Rupee	Deutsche Bank	3/20/14	2,600	2,612	(12)
3,002,448,750	Korean Won	JP Morgan Chase	3/20/14	2,839	2,839	—
244,626,000	Philippine Peso	JP Morgan Chase	3/20/14	5,538	5,522	16
20,933,000	Polish Zloty	Royal Bank of Canada	3/20/14	6,845	6,900	(55)
118,600,500	Russian Ruble	JP Morgan Chase	3/20/14	3,561	3,566	(5)
27,965,000	Taiwanese Dollar	Barclays Bank	3/20/14	952	941	11
82,480,000	Thai Baht	Deutsche Bank	3/20/14	2,544	2,502	42
13,540,800	Turkish Lira	Goldman Sachs	3/20/14	6,500	6,207	293
	Total Currencies Sold			$44,963	$44,725	$238
	Net Unrealized/Appreciation(Depreciation)					$(164)

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments — December 31, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Asset Backed Securities — 0.41%
$60	Ally Auto Receivables Trust, Series 2012-4, Class A3	0.59	1/17/17	$60
110	Capital One Multi-Asset Execution Trust, Series 2006-A3, Class A3	5.05	12/17/18	120
20	CarMax Auto Owner Trust, Series 2012-2, Class A4	1.16	12/15/17	20
80	Citibank Credit Card Issuance Trust, Series 2005-A5, Class A5	4.55	6/20/17	85
60	Honda Auto Receivables Owner Trust, Series 2012-3, Class A4	0.74	10/15/18	60
60	Nissan Auto Receivables Owner Trust, Series 2012-A, Class A4	1.00	7/16/18	60
	Total Asset Backed Securities			405
	Collateralized Mortgage Obligations — 2.11%
140	Banc of America Commercial Mortgage, Inc., Series 2006-2, Class AJ	5.77	5/10/45	146
55	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PW10, Class A4	5.41	12/11/40	58
50	Commercial Mortgage Trust, Series 2013-CR8, Class A5	3.61	6/10/46	49
145	CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A4	5.23	10/15/15	153
140	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM	5.28	4/10/37	149
150	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A3	2.83	10/15/45	141
175	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A4	5.04	3/15/46	180
255	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4	5.43	12/12/43	276
25	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AM	5.38	10/15/16	27
107	Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3	5.86	11/12/16	110
23	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A1	0.83	5/15/46	23
255	Morgan Stanley Capital I, Series 2007-HQ11, Class A4	5.45	2/12/44	279
190	Morgan Stanley Capital I, Series 2007-IQ15, Class A4	5.91	7/11/17	212
153	Morgan Stanley Capital I Trust, Series 2006-HQ9, Class A4	5.73	7/12/44	167
98	Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4	5.42	1/15/45	105
	Total Collateralized Mortgage Obligations			2,075
	U.S. Government Agency Mortgages — 37.62%
173	Fannie Mae, Pool #MA1277	2.50	12/1/27	172
97	Fannie Mae, Pool #AU1660	2.50	7/1/28	97
99	Fannie Mae, Pool #AU0293	2.50	8/1/28	99
156	Fannie Mae, Pool #A03019	2.50	5/1/27	155
169	Fannie Mae, Pool #MA1210	2.50	9/1/49	167
168	Fannie Mae, Pool #AP4742	2.50	8/1/27	167
98	Fannie Mae, Pool #AU6677	2.50	9/1/28	97
242	Fannie Mae, Pool #AJ1300	2.92	10/1/41	254
307	Fannie Mae, Pool #AJ3079	3.00	11/1/26	313
159	Fannie Mae, Pool #AK0006	3.00	1/1/27	162
50	Fannie Mae, Pool #AU3353	3.00	8/1/43	48
233	Fannie Mae, Pool #MA1307	3.00	1/1/33	230
132	Fannie Mae, Pool #AB4483	3.00	2/1/27	135
198	Fannie Mae, Pool #AU3735	3.00	8/1/43	188
97	Fannie Mae, Pool #AB8897	3.00	4/1/43	92
375	Fannie Mae, Pool #AB7099	3.00	11/1/42	357
275	Fannie Mae, Pool #AP6493	3.00	9/1/42	262
372	Fannie Mae, Pool #AQ7920	3.00	12/1/42	354
166	Fannie Mae, Pool #AO0752	3.00	4/1/42	157
100	Fannie Mae, Pool #AT7311	3.00	7/1/43	95
97	Fannie Mae, Pool #AT0682	3.00	4/1/43	92

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$97	Fannie Mae, Pool #AT2127	3.00	4/1/43	$92
361	Fannie Mae, Pool #AP6375	3.00	9/1/42	343
99	Fannie Mae, Pool #AS0302	3.00	8/1/43	95
169	Fannie Mae, Pool #AP2465	3.00	8/1/42	161
106	Fannie Mae, Pool #MA1107	3.50	7/1/32	108
104	Fannie Mae, Pool #MA1059	3.50	5/1/32	106
406	Fannie Mae, Pool #AB4689	3.50	3/1/42	404
398	Fannie Mae, Pool #AB6017	3.50	8/1/42	396
334	Fannie Mae, Pool #AL1717	3.50	5/1/27	350
181	Fannie Mae, Pool #AO3760	3.50	5/1/42	180
510	Fannie Mae, Pool #AO8137	3.50	8/1/42	507
50	Fannie Mae, Pool #AJ4867	3.50	1/1/42	50
473	Fannie Mae, Pool #AO2548	3.50	4/1/42	471
179	Fannie Mae, Pool #AQ0546	3.50	11/1/42	178
186	Fannie Mae, Pool #AP9390	3.50	10/1/42	185
125	Fannie Mae, Pool #AC7328	4.00	12/1/39	129
155	Fannie Mae, Pool #AI1186	4.00	4/1/41	159
558	Fannie Mae, Pool #AH6242	4.00	4/1/26	591
106	Fannie Mae, Pool #AH5859	4.00	2/1/41	109
331	Fannie Mae, Pool #AJ7689	4.00	12/1/41	341
308	Fannie Mae, Pool #AI8534	4.00	8/1/41	318
184	Fannie Mae, Pool #MA0534	4.00	10/1/30	193
155	Fannie Mae, Pool #AJ5303	4.00	11/1/41	160
502	Fannie Mae, Pool #190405	4.00	10/1/40	517
99	Fannie Mae, Pool #AI8104	4.50	6/1/41	105
30	Fannie Mae, Pool #735646	4.50	7/1/20	32
51	Fannie Mae, Pool #745278	4.50	6/1/19	54
567	Fannie Mae, Pool #AH7521	4.50	3/1/41	601
99	Fannie Mae, Pool #AA9781	4.50	7/1/24	105
80	Fannie Mae, Pool #AB3192	4.50	6/1/41	85
49	Fannie Mae, Pool #829106	4.50	10/1/20	53
87	Fannie Mae, Pool #AB0388	4.50	4/1/19	93
161	Fannie Mae, Pool #AE0954	4.50	2/1/41	170
44	Fannie Mae, Pool #930998	4.50	4/1/29	46
378	Fannie Mae, Pool #AE0217	4.50	8/1/40	401
137	Fannie Mae, Pool #MA0481	4.50	8/1/30	146
336	Fannie Mae, Pool #AL1107	4.50	11/1/41	356
134	Fannie Mae, Pool #AJ1263	5.00	9/1/26	144
84	Fannie Mae, Pool #725238	5.00	3/1/34	92
229	Fannie Mae, Pool #AH5988	5.00	3/1/41	249
394	Fannie Mae, Pool #889117	5.00	10/1/35	429
121	Fannie Mae, Pool #AE0945	5.00	12/1/20	129
586	Fannie Mae, Pool #890221	5.50	12/1/33	646
128	Fannie Mae, Pool #603083	5.50	1/1/17	137
325	Fannie Mae, Pool #AD0527	5.50	6/1/39	356
558	Fannie Mae, Pool #725228	6.00	3/1/34	626

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$366	Fannie Mae, Pool #959451	6.00	12/1/37	$405
94	Fannie Mae, Pool #AL0583	6.50	10/1/39	105
133	Fannie Mae, Pool #AE0442	6.50	1/1/39	148
24	Fannie Mae, Pool #888596	6.50	7/1/37	26
104	Fannie Mae, Pool #889984	6.50	10/1/38	115
200	Fannie Mae, 15 YR TBA	2.50	1/25/29	198
100	Fannie Mae, 15 YR TBA	3.00	1/25/29	102
75	Fannie Mae, 15 YR TBA	3.50	1/25/29	78
100	Fannie Mae, 30 YR TBA	2.50	1/25/44	90
750	Fannie Mae, 30 YR TBA	4.00	1/25/44	773
75	Fannie Mae, 30 YR TBA	4.50	1/25/43	79
350	Fannie Mae, 30 YR TBA	5.00	1/25/43	380
99	Freddie Mac, Pool #849138	2.46	10/1/43	100
99	Freddie Mac, Pool #G18485	2.50	10/1/28	98
281	Freddie Mac, Pool #G18459	2.50	3/1/28	279
100	Freddie Mac, Pool #G18470	2.50	6/1/28	99
98	Freddie Mac, Pool #G18475	2.50	8/1/28	97
337	Freddie Mac, Pool #1B7911	2.72	12/1/40	352
289	Freddie Mac, Pool #C09035	3.00	4/1/43	274
50	Freddie Mac, Pool #Q20542	3.00	7/1/43	47
100	Freddie Mac, Pool #G08556	3.00	11/1/43	95
96	Freddie Mac, Pool #K90311	3.00	4/1/33	95
95	Freddie Mac, Pool #C04446	3.00	1/1/43	90
197	Freddie Mac, Pool #G08537	3.00	7/1/43	187
99	Freddie Mac, Pool #G08528	3.00	4/1/43	94
97	Freddie Mac, Pool #G08525	3.00	5/1/43	92
98	Freddie Mac, Pool #C91709	3.00	6/1/33	96
385	Freddie Mac, Pool #G08524	3.00	3/1/43	365
527	Freddie Mac, Pool #G08495	3.50	6/1/42	524
133	Freddie Mac, Pool #C91456	3.50	6/1/32	135
50	Freddie Mac, Pool #G07283	3.50	7/1/42	50
50	Freddie Mac, Pool #Q17596	3.50	4/1/43	50
48	Freddie Mac, Pool #B19631	4.00	7/1/20	51
49	Freddie Mac, Pool #J14924	4.00	4/1/26	52
94	Freddie Mac, Pool #G14786	4.00	4/1/19	99
673	Freddie Mac, Pool #A96286	4.00	1/1/41	691
146	Freddie Mac, Pool #G18303	4.50	3/1/24	157
96	Freddie Mac, Pool #C91377	4.50	6/1/31	104
1,807	Freddie Mac, Pool #A97692	4.50	3/1/41	1,916
289	Freddie Mac, Pool #C01598	5.00	8/1/33	312
100	Freddie Mac, Pool #G05904	5.00	9/1/39	108
91	Freddie Mac, Pool #G01962	5.00	12/1/35	98
212	Freddie Mac, Pool #G04913	5.00	3/1/38	229
94	Freddie Mac, Pool #G04817	5.00	9/1/38	101
42	Freddie Mac, Pool #G30432	5.50	11/1/28	45
157	Freddie Mac, Pool #G04688	5.50	9/1/38	171

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$395	Freddie Mac, Pool #G01665	5.50	3/1/34	$434
11	Freddie Mac, Pool #1G1537	5.67	2/1/37	12
63	Freddie Mac, Pool #G03616	6.00	12/1/37	69
16	Freddie Mac, Pool #C90989	6.00	9/1/26	18
200	Freddie Mac, Pool #G02794	6.00	5/1/37	221
225	Freddie Mac, Gold 15 YR TBA	2.50	1/15/29	223
450	Freddie Mac, Gold 15 YR TBA	3.00	1/15/29	458
250	Freddie Mac, Gold 15 YR TBA	3.50	1/15/29	261
25	Freddie Mac, Gold 15 YR TBA	4.50	1/15/29	27
50	Freddie Mac, Gold 30 YR TBA	3.00	1/15/44	47
700	Freddie Mac, Gold 30 YR TBA	3.50	1/15/44	695
475	Freddie Mac, Gold 30 YR TBA	4.00	1/15/44	488
44	Government National Mortgage Association, Pool #MA0483	2.00	10/20/42	46
46	Government National Mortgage Association, Pool #MA0719	2.00	1/20/43	48
43	Government National Mortgage Association, Pool #MA0712	2.50	1/20/43	45
75	Government National Mortgage Association, Pool #MA1155	2.50	7/20/43	69
93	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	93
96	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	93
92	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	89
471	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	456
83	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	85
98	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	94
100	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	97
50	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	48
97	Government National Mortgage Association, Pool #MA1011	3.00	5/20/43	94
48	Government National Mortgage Association, Pool #778157	3.50	3/15/42	49
329	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	333
95	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	96
98	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	99
75	Government National Mortgage Association, Pool #738602	3.50	8/15/26	79
177	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	179
343	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	346
94	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	95
94	Government National Mortgage Association, Pool #738710	4.00	9/15/41	98
98	Government National Mortgage Association, Pool #770602	4.00	9/15/41	102
371	Government National Mortgage Association, Pool #005139	4.00	8/20/41	386
94	Government National Mortgage Association, Pool #741682	4.00	7/15/41	97
99	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	103
191	Government National Mortgage Association, Pool #MA1091	4.00	6/20/43	199
488	Government National Mortgage Association, Pool #004801	4.50	9/20/40	525
376	Government National Mortgage Association, Pool #737310	4.50	8/15/40	405
329	Government National Mortgage Association, Pool #721760	4.50	8/15/40	355
90	Government National Mortgage Association, Pool #MA1014	4.50	5/20/43	97
181	Government National Mortgage Association, Pool #MA1092	4.50	6/20/43	195
104	Government National Mortgage Association, Pool #782523	5.00	11/15/35	113
475	Government National Mortgage Association, Pool #004559	5.00	10/20/39	520

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$50	Government National Mortgage Association, Pool #MA1451	5.00	11/20/43	$54
329	Government National Mortgage Association, Pool #697946	5.00	3/15/39	356
32	Government National Mortgage Association, Pool #658181	5.50	11/15/36	35
66	Government National Mortgage Association, Pool #704170	5.50	1/15/39	72
77	Government National Mortgage Association, Pool #MA0538	5.50	11/20/42	85
74	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	82
109	Government National Mortgage Association, Pool #510835	5.50	2/15/35	121
146	Government National Mortgage Association, Pool #781959	6.00	7/15/35	164
80	Government National Mortgage Association, Pool #004222	6.00	8/20/38	90
82	Government National Mortgage Association, Pool #582199	6.50	1/15/32	92
200	Government National Mortgage Association, 30 YR TBA	3.00	2/15/44	193
550	Government National Mortgage Association, 30 YR TBA	3.00	2/20/44	531
750	Government National Mortgage Association, 30 YR TBA	3.50	1/20/44	757
150	Government National Mortgage Association, 30 YR TBA	3.50	1/15/44	151
150	Government National Mortgage Association, 30 YR TBA	4.00	1/15/44	156
300	Government National Mortgage Association, 30 YR TBA	4.00	1/20/44	312
150	Government National Mortgage Association, 30 YR TBA	4.50	1/20/44	160
	Total U.S. Government Agency Mortgages			36,935
	U.S. Government Agency Securities — 2.61%
75	Fannie Mae	0.38	3/16/15	75
15	Fannie Mae, Callable 3/28/14 @ 100.00	0.50	3/28/16	15
20	Fannie Mae, Callable 1/29/14 @ 100.00	0.50	4/29/16	20
55	Fannie Mae, Callable 2/27/14 @ 100.00	0.55	2/27/15	55
50	Fannie Mae	0.88	5/21/18	48
65	Fannie Mae	0.88	8/28/17	64
60	Fannie Mae, Callable 2/23/14 @ 100.00	0.95	8/23/17	59
180	Fannie Mae, Callable 3/27/14 @ 100.00	1.07	9/27/17	178
75	Fannie Mae	1.13	4/27/17	75
152	Fannie Mae	1.63	10/26/15	155
30	Fannie Mae	1.63	11/27/18	30
150	Fannie Mae (a)	1.70	6/1/17	143
75	Fannie Mae (a)	3.56	10/9/19	64
10	Fannie Mae, Callable 11/13/14 @ 100.00	5.38	11/13/28	10
20	Fannie Mae	5.63	7/15/37	24
20	Fannie Mae, Callable 4/18/16 @ 100.00	6.00	4/18/36	22
20	Fannie Mae	6.25	5/15/29	25
25	Fannie Mae	7.13	1/15/30	34
40	Fannie Mae	7.25	5/15/30	55
10	Federal Farm Credit Bank, Callable 1/14/14 @ 100.00	0.54	11/7/16	10
10	Federal Farm Credit Bank, Callable 1/14/14 @ 100.00	0.73	8/15/16	10
30	Federal Farm Credit Bank	4.88	12/16/15	33
20	Federal Farm Credit Bank	5.13	8/25/16	22
30	Federal Home Loan Bank, Callable 1/28/14 @ 100.00	0.45	12/28/15	30
60	Federal Home Loan Bank	0.50	11/20/15	60
30	Federal Home Loan Bank	2.75	3/13/15	31
25	Federal Home Loan Bank	3.63	3/12/21	26

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities (continued)
$50	Federal Home Loan Bank	4.13	3/13/20	$55
95	Federal Home Loan Bank	4.75	12/16/16	106
20	Federal Home Loan Bank, Series 1069	5.00	11/17/17	23
65	Federal Home Loan Bank, Series 656	5.38	5/18/16	72
15	Federal Home Loan Bank	5.63	6/11/21	18
55	Freddie Mac, Callable 1/29/14 @ 100.00	0.32	4/29/15	55
50	Freddie Mac	0.42	9/18/15	50
70	Freddie Mac	0.75	1/12/18	68
100	Freddie Mac	1.00	3/8/17	100
65	Freddie Mac	1.00	7/28/17	65
50	Freddie Mac	1.00	9/29/17	49
25	Freddie Mac, Callable 2/28/14 @ 100.00	1.03	11/28/17	25
20	Freddie Mac, Callable 3/12/14 @ 100.00	1.20	6/12/18	20
50	Freddie Mac	1.25	10/2/19	47
20	Freddie Mac, Callable 8/22/14 @ 100.00	1.40	8/22/19	19
50	Freddie Mac	1.75	9/10/15	51
10	Freddie Mac, Callable 3/13/14 @ 100.00	2.25	3/13/20	10
80	Freddie Mac	2.38	1/13/22	76
100	Freddie Mac	2.88	2/9/15	103
100	Freddie Mac	5.25	4/18/16	111
25	Freddie Mac	6.25	7/15/32	32
35	Tennessee Valley Authority	5.25	9/15/39	37
	Total U.S. Government Agency Securities			2,565
	Corporate Bonds — 25.58%
210	3M Co. (Industrial Conglomerates)	1.38	9/29/16	213
594	Agilent Technologies, Inc. (Life Sciences Tools & Services), Callable 4/15/23 @ 100.00	3.88	7/15/23	563
343	Allstate Corp. (Insurance), Callable 8/15/23 @ 100.00	5.75	8/15/53	346
674	American Airlines 2013-2, Class A (Airlines) (b)	4.95	1/15/23	695
520	American International Group, MTN (Insurance)	5.85	1/16/18	596
412	American Tower Corp. (Real Estate Investment Trusts)	3.50	1/31/23	376
505	American Tower Corp. (Real Estate Investment Trusts)	5.00	2/15/24	508
103	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3.00	4/15/16	107
180	Apple, Inc. (Computer Hardware)	3.85	5/4/43	150
278	Arch Capital Group (U.S.), Inc. (Insurance)	5.14	11/1/43	278
620	AT&T, Inc. (Wireless Telecommunication Services)	2.38	11/27/18	620
293	AT&T, Inc. (Wireless Telecommunication Services), Callable 12/15/44 @ 100.00	4.35	6/15/45	248
273	AutoZone, Inc. (Specialty Retail), Callable 1/15/22 @ 100.00	3.70	4/15/22	263
295	Barrick NA Finance LLC (Diversified Metals & Mining)	5.75	5/1/43	265
650	Berkshire Hathaway, Inc. (Insurance)	3.20	2/11/15	670
522	CC Holdings GS V LLC (Wireless Telecommunication Services)	3.85	4/15/23	489
244	Cisco Systems, Inc. (Communications Equipment)	5.50	2/22/16	268
313	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	332
754	Citigroup, Inc. (Diversified Financial Services)	2.50	9/26/18	757
226	Citigroup, Inc. (Diversified Financial Services)	6.68	9/13/43	260
233	Comcast Corp. (Media)	4.65	7/15/42	216
415	Digital Realty Trust LP (Real Estate Investment Trusts)	5.88	2/1/20	442

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$155	Dominion Resources, Inc. (Multi-Utilities)	1.95	8/15/16	$158
113	eBay, Inc. (Internet Software & Services), Callable 1/15/42 @ 100.00	4.00	7/15/42	96
339	Enterprise Products Operating LLC (Commercial Banks)	4.85	3/15/44	319
309	ERAC USA Finance Co. (Diversified Financial Services) (b)	5.25	10/1/20	340
142	ERAC USA Finance Co. (Diversified Financial Services) (b)	5.60	5/1/15	151
316	ERAC USA Finance LLC (Diversified Financial Services) (b)	2.80	11/1/18	320
300	Exelon Generation Co. LLC (Independent Power Producers & Energy Traders)	6.20	10/1/17	339
326	Express Scripts Holding Co. (Personal Products)	2.65	2/15/17	336
316	Fidelity National Information Services, Inc. (Data Processing & Outsourced Services), Callable 1/15/23 @ 100.00	3.50	4/15/23	288
529	Fifth Third Bank, Series BKNT (Commercial Banks), Callable 1/28/18 @ 100.00	1.45	2/28/18	515
200	Ford Motor Credit Co. LLC (Diversified Financial Services)	4.38	8/6/23	201
567	Ford Motor Credit Co. LLC (Diversified Financial Services)	5.00	5/15/18	632
300	General Electric Capital Corp., Series C (Diversified Financial Services), Callable 6/15/23 @ 100.00, Perpetual Bond (c)	5.25	—	281
700	General Electric Capital Corp., Series B (Diversified Financial Services), Callable 12/15/22 @ 100.00, Perpetual Bond (c)	6.25	—	722
213	General Electric Co. (Industrial Conglomerates)	4.13	10/9/42	197
180	General Electric Co. (Industrial Conglomerates)	5.25	12/6/17	204
773	Goldman Sachs Group, Inc. (Capital Markets)	2.90	7/19/18	786
245	Intel Corp. (Semiconductors & Semiconductor Equipment)	1.95	10/1/16	252
592	Intel Corp. (Semiconductors & Semiconductor Equipment)	4.25	12/15/42	524
151	Intel Corp. (Semiconductors & Semiconductor Equipment)	4.80	10/1/41	147
787	JPMorgan Chase & Co. (Diversified Financial Services)	1.63	5/15/18	770
268	KeyBank NA, Series BKNT (Commercial Banks)	1.65	2/1/18	264
732	Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 2/15/42 @ 100.00	5.00	8/15/42	676
605	Lazard Group LLC (Capital Markets)	4.25	11/14/20	604
357	Macy's Retail Holdings, Inc. (Multiline Retail), Callable 8/15/42 @ 100.00	4.30	2/15/43	301
290	MassMutual Global Funding LLC (Thrifts & Mortgage Finance) (b)	2.00	4/5/17	291
146	MidAmerican Energy Holdings Co. (Electric Utilities)	6.13	4/1/36	166
919	Morgan Stanley (Capital Markets)	5.00	11/24/25	921
160	Mylan, Inc. (Pharmaceuticals) (b)	1.80	6/24/16	163
237	Newmont Mining Corp. (Metals & Mining)	6.25	10/1/39	210
176	Pacific Gas & Electric Co. (Independent Power Producers & Energy Traders), Callable 5/15/43 @ 100.00	5.13	11/15/43	182
636	PNC Bank NA (Commercial Banks), Callable 12/28/15 @ 100.00	0.80	1/28/16	634
26	Private Export Funding Corp. (Diversified Financial Services)	2.13	7/15/16	27
455	Sabmiller Holdings, Inc. (Beverages) (b)	2.45	1/15/17	466
322	TC Pipelines LP (Oil, Gas & Consumable Fuels)	4.65	6/15/21	326
217	The Dow Chemical Co. (Chemicals), Callable 5/15/42 @ 100.00	4.38	11/15/42	191
225	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 8/1/43 @ 100.00	5.30	2/1/44	228
226	Time Warner, Inc. (Media)	4.90	6/15/42	215
210	Toyota Motor Credit Corp., MTN (Diversified Financial Services)	3.20	6/17/15	218
1,035	Verizon Communications, Inc. (Diversified Telecommunication Services)	6.55	9/15/43	1,211
680	Wal-Mart Stores, Inc. (Specialty Retail)	1.95	12/15/18	678
215	WellPoint, Inc. (Health Care Providers & Services)	5.10	1/15/44	213

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$544	Wells Fargo & Co. (Commercial Banks)	1.25	2/13/15	$548
155	Zoetis, Inc. (Personal Products), Callable 8/1/42 @ 100.00	4.70	2/1/43	145
	Total Corporate Bonds			25,118
	U.S. Treasury Obligations — 23.66%
109	U.S. Treasury Bond	2.75	11/15/42	86
128	U.S. Treasury Bond	2.75	8/15/42	101
140	U.S. Treasury Bond	2.88	5/15/43	113
174	U.S. Treasury Bond	3.00	5/15/42	146
104	U.S. Treasury Bond	3.13	11/15/41	90
162	U.S. Treasury Bond	3.13	2/15/42	140
165	U.S. Treasury Bond	3.13	2/15/43	141
40	U.S. Treasury Bond	3.50	2/15/39	38
70	U.S. Treasury Bond	3.63	8/15/43	66
100	U.S. Treasury Bond	3.75	11/15/43	97
135	U.S. Treasury Bond	3.75	8/15/41	132
100	U.S. Treasury Bond	3.88	8/15/40	100
82	U.S. Treasury Bond	4.25	5/15/39	87
100	U.S. Treasury Bond	4.25	11/15/40	106
45	U.S. Treasury Bond	4.38	2/15/38	49
70	U.S. Treasury Bond	4.38	11/15/39	76
100	U.S. Treasury Bond	4.38	5/15/40	109
57	U.S. Treasury Bond	4.50	2/15/36	63
100	U.S. Treasury Bond	4.63	2/15/40	113
70	U.S. Treasury Bond	4.75	2/15/41	81
50	U.S. Treasury Bond	5.38	2/15/31	61
61	U.S. Treasury Bond	6.00	2/15/26	78
50	U.S. Treasury Bond	6.13	8/15/29	66
80	U.S. Treasury Bond	6.13	11/15/27	104
70	U.S. Treasury Bond	6.25	5/15/30	94
100	U.S. Treasury Bond	6.50	11/15/26	134
17	U.S. Treasury Bond	7.50	11/15/24	24
15	U.S. Treasury Bond	7.63	2/15/25	21
150	U.S. Treasury Note	0.25	2/15/15	150
200	U.S. Treasury Note	0.25	10/31/15	200
120	U.S. Treasury Note	0.25	11/30/15	120
120	U.S. Treasury Note	0.25	12/31/15	120
125	U.S. Treasury Note	0.25	9/30/15	125
167	U.S. Treasury Note	0.25	7/15/15	167
250	U.S. Treasury Note	0.25	4/15/16	249
185	U.S. Treasury Note	0.25	5/15/16	184
174	U.S. Treasury Note	0.25	5/15/15	174
250	U.S. Treasury Note	0.25	5/31/15	250
130	U.S. Treasury Note	0.25	7/31/15	130
185	U.S. Treasury Note	0.25	12/15/15	185
149	U.S. Treasury Note	0.25	8/15/15	149
300	U.S. Treasury Note	0.25	3/31/15	299

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$120	U.S. Treasury Note	0.25	2/28/15	$120
176	U.S. Treasury Note	0.25	9/15/15	176
176	U.S. Treasury Note	0.25	10/15/15	176
187	U.S. Treasury Note	0.38	4/15/15	187
174	U.S. Treasury Note	0.38	6/15/15	174
243	U.S. Treasury Note	0.38	2/15/16	243
185	U.S. Treasury Note	0.38	11/15/15	185
185	U.S. Treasury Note	0.38	1/15/16	185
168	U.S. Treasury Note	0.38	3/15/16	168
134	U.S. Treasury Note	0.38	3/15/15	134
120	U.S. Treasury Note	0.50	6/15/16	120
185	U.S. Treasury Note	0.63	7/15/16	185
185	U.S. Treasury Note	0.63	8/15/16	185
270	U.S. Treasury Note	0.63	9/30/17	263
120	U.S. Treasury Note	0.63	4/30/18	116
115	U.S. Treasury Note	0.63	11/15/16	115
110	U.S. Treasury Note	0.63	10/15/16	110
195	U.S. Treasury Note	0.63	11/30/17	190
200	U.S. Treasury Note	0.63	5/31/17	197
180	U.S. Treasury Note	0.63	8/31/17	177
115	U.S. Treasury Note	0.63	12/15/16	115
50	U.S. Treasury Note	0.75	3/31/18	49
169	U.S. Treasury Note	0.75	2/28/18	165
160	U.S. Treasury Note	0.75	10/31/17	157
178	U.S. Treasury Note	0.75	12/31/17	174
70	U.S. Treasury Note	0.88	2/28/17	70
250	U.S. Treasury Note	0.88	12/31/16	251
191	U.S. Treasury Note	0.88	1/31/18	187
150	U.S. Treasury Note	0.88	7/31/19	141
145	U.S. Treasury Note	0.88	4/30/17	145
115	U.S. Treasury Note	0.88	9/15/16	116
95	U.S. Treasury Note	1.00	11/30/19	89
139	U.S. Treasury Note	1.00	8/31/19	131
194	U.S. Treasury Note	1.00	5/31/18	190
226	U.S. Treasury Note	1.00	10/31/16	228
208	U.S. Treasury Note	1.00	8/31/16	210
260	U.S. Treasury Note	1.00	3/31/17	261
18	U.S. Treasury Note	1.00	9/30/16	18
100	U.S. Treasury Note	1.13	3/31/20	94
185	U.S. Treasury Note	1.25	2/29/20	175
179	U.S. Treasury Note	1.25	9/30/15	182
340	U.S. Treasury Note	1.25	11/30/18	332
182	U.S. Treasury Note	1.25	8/31/15	185
150	U.S. Treasury Note	1.25	1/31/19	146
156	U.S. Treasury Note	1.25	10/31/15	159
100	U.S. Treasury Note	1.25	10/31/18	98

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$114	U.S. Treasury Note	1.38	2/28/19	$112
158	U.S. Treasury Note	1.38	11/30/15	161
135	U.S. Treasury Note	1.38	9/30/18	133
150	U.S. Treasury Note	1.38	6/30/18	149
51	U.S. Treasury Note	1.38	12/31/18	50
135	U.S. Treasury Note	1.50	12/31/18	133
185	U.S. Treasury Note	1.50	6/30/16	189
285	U.S. Treasury Note	1.50	8/31/18	283
207	U.S. Treasury Note	1.63	8/15/22	188
217	U.S. Treasury Note	1.63	11/15/22	196
186	U.S. Treasury Note	1.75	7/31/15	190
140	U.S. Treasury Note	1.75	10/31/18	141
90	U.S. Treasury Note	1.75	5/15/22	83
289	U.S. Treasury Note	1.75	5/15/23	260
65	U.S. Treasury Note	1.75	10/31/20	62
205	U.S. Treasury Note	1.88	6/30/20	200
189	U.S. Treasury Note	1.88	6/30/15	194
200	U.S. Treasury Note	1.88	10/31/17	205
129	U.S. Treasury Note	2.00	1/31/16	133
110	U.S. Treasury Note	2.00	9/30/20	108
48	U.S. Treasury Note	2.00	4/30/16	50
170	U.S. Treasury Note	2.00	11/15/21	162
260	U.S. Treasury Note	2.00	2/15/23	241
120	U.S. Treasury Note	2.00	2/15/22	114
105	U.S. Treasury Note	2.00	7/31/20	103
284	U.S. Treasury Note	2.13	8/15/21	274
150	U.S. Treasury Note	2.13	12/31/15	155
176	U.S. Treasury Note	2.13	5/31/15	181
105	U.S. Treasury Note	2.13	8/31/20	104
81	U.S. Treasury Note	2.25	3/31/16	84
214	U.S. Treasury Note	2.25	1/31/15	219
125	U.S. Treasury Note	2.25	11/30/17	130
110	U.S. Treasury Note	2.38	12/31/20	110
275	U.S. Treasury Note	2.50	8/15/23	264
134	U.S. Treasury Note	2.50	3/31/15	138
149	U.S. Treasury Note	2.50	4/30/15	153
224	U.S. Treasury Note	2.63	11/15/20	228
252	U.S. Treasury Note	2.63	8/15/20	257
210	U.S. Treasury Note	2.75	2/15/19	220
150	U.S. Treasury Note	2.75	12/31/17	159
9	U.S. Treasury Note	2.75	5/31/17	10
164	U.S. Treasury Note	2.75	11/30/16	173
201	U.S. Treasury Note	3.00	8/31/16	213
123	U.S. Treasury Note	3.00	9/30/16	131
191	U.S. Treasury Note	3.13	5/15/19	204
100	U.S. Treasury Note	3.13	1/31/17	107

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$154	U.S. Treasury Note	3.13	5/15/21	$161
113	U.S. Treasury Note	3.13	4/30/17	121
79	U.S. Treasury Note	3.25	6/30/16	84
223	U.S. Treasury Note	3.25	7/31/16	238
245	U.S. Treasury Note	3.25	3/31/17	263
235	U.S. Treasury Note	3.25	12/31/16	252
231	U.S. Treasury Note	3.38	11/15/19	248
149	U.S. Treasury Note	3.50	5/15/20	161
100	U.S. Treasury Note	3.50	2/15/18	109
245	U.S. Treasury Note	3.63	2/15/20	266
185	U.S. Treasury Note	3.63	2/15/21	200
136	U.S. Treasury Note	3.63	8/15/19	148
60	U.S. Treasury Note	3.75	11/15/18	66
207	U.S. Treasury Note	4.00	2/15/15	216
30	U.S. Treasury Note	4.00	8/15/18	33
191	U.S. Treasury Note	4.25	8/15/15	203
137	U.S. Treasury Note	4.88	8/15/16	152
100	U.S. Treasury Note	9.00	11/15/18	135
100	U.S. Treasury Note	9.13	5/15/18	133
168	U.S. Treasury Note	11.25	2/15/15	189
	Total U.S. Treasury Obligations			23,224
	Yankee Dollars — 6.85%
167	Allied World Assurance Co. Ltd. (Insurance)	5.50	11/15/20	181
700	AstraZeneca PLC (Pharmaceuticals)	1.95	9/18/19	681
255	Barrick (PD) Australia Finance Pty Ltd. (Metals & Mining)	5.95	10/15/39	221
207	Barrick International (Barbados) Corp. (Metals & Mining) (b)	6.35	10/15/36	186
556	BNP Paribas, MTN (Diversified Banks)	2.40	12/12/18	554
393	BP Capital Markets PLC (Oil, Gas & Consumable Fuels)	2.25	11/1/16	407
373	Ensco PLC (Energy Equipment & Services)	4.70	3/15/21	395
279	Fairfax Financial Holdings Ltd. (Insurance) (b)	5.80	5/15/21	283
381	Japan Tobacco, Inc. (Tobacco) (b)	2.10	7/23/18	380
651	Kinross Gold Corp. (Metals & Mining)	5.13	9/1/21	626
200	Lloyds Banking Group PLC (Diversified Banks)	2.30	11/27/18	199
212	Perrigo Co. PLC (Pharmaceuticals), Callable 5/15/43 @ 100.00 (b)	5.30	11/15/43	208
385	SoftBank Corp. (Wireless Telecommunication Services) (b)	4.50	4/15/20	375
356	TSMC Global Ltd. (Semiconductors & Semiconductor Equipment) (b)	1.63	4/3/18	341
354	Volkswagen International Finance N.V. (Diversified Financial Services) (b)	2.38	3/22/17	363
101	Weatherford Bermuda Holdings Ltd. (Energy Equipment & Services)	5.13	9/15/20	109
248	Weatherford Bermuda Holdings Ltd. (Energy Equipment & Services), Callable 10/17/41 @ 100.00	5.95	4/15/42	248
179	Weatherford International Ltd. (Energy Equipment & Services)	6.50	8/1/36	186
315	Wesfarmers Ltd. (Multiline Retail) (b)	1.87	3/20/18	306
452	Woodside Finance Ltd. (Thrifts & Mortgage Finance), Callable 2/10/21 @ 100.00 (b)	4.60	5/10/21	473
	Total Yankee Dollars			6,722

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Preferred Stocks — 0.81%
7,425	Arch Capital Group Ltd., Series C (Insurance) Callable 4/2/17 @ 25.00			$170
5,250	PNC Financial Services Group, Inc., Series P (Regional Banks) Callable 5/1/22 @ 25.00			133
3,075	Public Storage, Inc., Series U (Real Estate Investment Trusts) Callable 6/15/17 @ 25.00			62
4,725	Reinsurance Group of America (Insurance) Callable 9/15/22 @ 25.00			115
11,950	U.S. Bancorp, Series F (Commercial Banks) Callable 1/15/22 @ 25.00			314
	Total Preferred Stocks			794
	Time Deposit — 0.34%
329	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	1/2/14	329
	Total Time Deposit			329
	Mutual Funds — 5.99%
4,531,356	SSgA Treasury Money Market Fund (d)	0.00		4,531
1,344,596	SSgA U.S. Government Money Market Fund (d)	0.00		1,345
	Total Mutual Funds			5,876
	Total Investments Before TBA Sale Commitments (cost $105,011) — 105.98%			104,043
	TBA Sale Commitments (e) — (1.70)%
$(100)	Fannie Mae, 15 YR TBA	5.00	1/25/29	(106)
(200)	Fannie Mae, 15 YR TBA	4.00	1/25/28	(212)
(500)	Fannie Mae, 30 YR TBA	6.00	1/25/44	(555)
(700)	Freddie Mac, Gold 30 YR TBA	4.50	1/15/43	(741)
(50)	Government National Mortgage Association, 30 YR TBA	4.50	1/15/44	(53)
	Total TBA Sale Commitments			(1,667)
	Liabilities in excess of other assets — (4.28)%			(4,199)
	Net Assets — 100.00%			$98,177
(a)	Rate disclosed represents effective yield at purchase.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	A perpetual bond is one with no maturity date that pays a fixed interest rate forever.
(d)	The rate disclosed is the rate in effect on December 31, 2013.
(e)	Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Financial Statements.)

MTN — Medium Term Note

TBA — Security is subject to delayed delivery

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (concluded) — December 31, 2013 (Unaudited)

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The Core Fixed Income Portfolio	Mellon Capital Management Corp.	Seix Investment Advisors LLC	Total
Asset Backed Securities	0.41%	—	0.41%
Collateralized Mortgage Obligations	2.11%	—	2.11%
U.S. Government Agency Mortgages	37.62%	—	37.62%
U.S. Government Agency Securities	2.61%	—	2.61%
Corporate Bonds	0.03%	25.55%	25.58%
U.S. Treasury Obligations	23.66%	—	23.66%
Yankee Dollars	—	6.85%	6.85%
Preferred Stocks	—	0.81%	0.81%
Time Deposit	0.34%	—	0.34%
Mutual Funds	4.62%	1.37%	5.99%
Other Assets (Liabilities)	-6.31%	0.33%	-5.98%
Total Investments	65.09%	34.91%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments — December 31, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds — 76.72%
$3,696	Accellent, Inc. (Health Care Equipment & Supplies), Callable 2/7/14 @ 104.19	8.38	2/1/17	$3,867
1,500	Access Midstream Partners LP (Oil, Gas & Consumable Fuels), Callable 12/15/17 @ 102.44	4.88	5/15/23	1,448
2,015	Access Midstream Partners LP (Oil, Gas & Consumable Fuels), Callable 1/15/17 @ 103.06	6.13	7/15/22	2,156
392	Acco Brands Corp. (Office Services & Supplies), Callable 4/30/17 @ 103.38	6.75	4/30/20	387
3,901	Activision Blizzard, Inc. (Software), Callable 9/15/16 @ 104.22 (a)	5.63	9/15/21	4,038
3,708	Aleris International, Inc. (Metals & Mining), Callable 2/15/14 @ 105.72	7.63	2/15/18	3,922
279	Aleris International, Inc. (Metals & Mining), Callable 11/1/15 @ 105.91	7.88	11/1/20	296
4,094	Allegion US Holding Co., Inc. (Home Improvement Retail), Callable 10/1/16 @ 104.31(a)	5.75	10/1/21	4,258
4,897	Alliant Techsystems, Inc. (Aerospace & Defense), Callable 10/1/16 @ 103.94 (a)	5.25	10/1/21	4,909
960	Ally Financial, Inc. (Diversified Financial Services)	5.50	2/15/17	1,039
2,495	Ally Financial, Inc. (Diversified Financial Services)	6.25	12/1/17	2,782
1,825	Ally Financial, Inc. (Diversified Financial Services)	8.00	12/31/18	2,154
3,375	Ally Financial, Inc. (Diversified Financial Services)	8.00	11/1/31	4,016
4,791	AMC Networks, Inc. (Media), Callable 7/15/16 @ 103.88	7.75	7/15/21	5,389
500	AmerenEnergy Generating Co., Series H (Electric Utilities)	7.00	4/15/18	428
2,366	American Airlines Pass-Through Trust, Series 2013-2, Class B (Airlines) (a)	5.60	7/15/20	2,389
3,832	American Axle & Manufacturing, Inc. (Auto Components), Callable 3/15/16 @ 104.69	6.25	3/15/21	4,072
610	Amsted Industries, Inc. (Machinery), Callable 3/15/14 @ 104.06 (a)	8.13	3/15/18	643
1,049	Aramark Corp. (Food Products), Callable 3/15/15 @ 104.31 (a)	5.75	3/15/20	1,096
1,641	Asbury Automotive Group, Inc. (Automotive Retail), Callable 11/15/15 @ 104.19	8.38	11/15/20	1,844
1,500	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. (Oil, Gas & Consumable Fuels), Callable 5/15/16 @ 103.56 (a)	4.75	11/15/21	1,373
1,144	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. (Oil, Gas & Consumable Fuels), Callable 2/1/18 @ 102.94 (a)	5.88	8/1/23	1,090
1,783	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. (Oil, Gas & Consumable Fuels), Callable 10/1/16 @ 103.31	6.63	10/1/20	1,863
5,000	Audatex Holdings, Inc. (Internet Software & Services), Callable 6/15/17 @ 103.00 (a)	6.00	6/15/21	5,238
3,126	AutoNation, Inc. (Specialty Retail)	5.50	2/1/20	3,357
502	Basic Energy Services, Inc. (Energy Equipment & Services), Callable 10/15/17 @ 103.88	7.75	10/15/22	518
3,452	Basic Energy Services, Inc. (Energy Equipment & Services), Callable 2/15/15 @ 103.88	7.75	2/15/19	3,607
2,905	BE Aerospace, Inc. (Aerospace & Defense), Callable 4/1/17 @ 102.63	5.25	4/1/22	2,949
1,953	Belden, Inc. (Electric Utilities), Callable 9/1/17 @ 102.75 (a)	5.50	9/1/22	1,913
700	Berry Petroleum Co. (Oil, Gas & Consumable Fuels), Callable 3/15/17 @ 103.19	6.38	9/15/22	712
1,575	Berry Petroleum Co. (Oil, Gas & Consumable Fuels), Callable 11/1/15 @ 103.38	6.75	11/1/20	1,634
6,000	Bill Barrett Corp. (Oil, Gas & Consumable Fuels), Callable 10/15/17 @ 103.50	7.00	10/15/22	6,225
5,799	BI-LO LLC/BI-LO Finance Corp. (Food & Staples Retailing), Callable 2/15/15 @ 104.63 (a)	9.25	2/15/19	6,408
2,025	Cablevision Systems Corp. (Media)	8.00	4/15/20	2,263
405	Calfrac Holdings LP (Oil & Gas Equipment & Services), Callable 12/1/15 @ 103.75 (a)	7.50	12/1/20	413
2,576	Calpine Corp. (Independent Power Producers & Energy Traders), Callable 11/1/15 @ 103.75 (a)	7.50	2/15/21	2,811
4,953	Calpine Corp. (Independent Power Producers & Energy Traders), Callable 1/15/17 @ 103.94 (a)	7.88	1/15/23	5,411
4,399	Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels), Callable 9/15/16 @ 103.75	7.50	9/15/20	4,817
1,000	Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels), Callable 10/15/14 @ 104.31	8.63	10/15/18	1,083
2,000	Case New Holland, Inc. (Machinery)	7.88	12/1/17	2,360
1,310	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 2/15/18 @ 102.56	5.13	2/15/23	1,215
831	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 9/30/17 @ 102.63	5.25	9/30/22	776
1,765	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 3/15/16 @ 103.94 (a)	5.25	3/15/21	1,686
720	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 3/1/18 @ 102.88 (a)	5.75	9/1/23	682
4,120	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 7/15/18 @ 102.88	5.75	1/15/24	3,892
1,370	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 4/30/15 @ 104.88	6.50	4/30/21	1,408

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$773	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 1/31/17 @ 103.31	6.63	1/31/22	$796
725	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 1/15/14 @ 105.25	7.00	1/15/19	764
1,960	CenturyLink, Inc. (Diversified Telecommunication Services)	5.63	4/1/20	1,994
1,500	CenturyLink, Inc., Series T (Diversified Telecommunication Services)	5.80	3/15/22	1,481
245	CenturyLink, Inc. (Diversified Telecommunication Services)	6.45	6/15/21	255
1,250	Cenveo Corp. (Commercial Services & Supplies), Callable 2/1/14 @ 104.44	8.88	2/1/18	1,250
1,360	Cenveo Corp. (Commercial Services & Supplies), Callable 5/15/15 @ 105.75	11.50	5/15/17	1,340
6,945	Cequel Communications Holdings I LLC/Cequel Capital Corp. (Diversified Telecommunication Services), Callable 9/15/15 @ 104.78 (a)	6.38	9/15/20	7,119
2,065	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	5.75	3/15/23	2,127
220	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.13	2/15/21	236
95	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.50	8/15/17	107
500	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.63	8/15/20	559
1,190	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.88	11/15/20	1,345
185	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	7.25	12/15/18	214
925	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	9.50	2/15/15	1,002
1,450	Chesapeake Midstream Partners LLC (Oil, Gas & Consumable Fuels), Callable 4/15/15 @ 104.41	5.88	4/15/21	1,544
6,476	CHS/Community Health Systems, Inc. (Health Care Providers & Services), Callable 7/15/16 @ 103.56	7.13	7/15/20	6,719
1,905	Cincinnati Bell, Inc. (Diversified Telecommunication Services), Callable 10/15/15 @ 104.19	8.38	10/15/20	2,062
2,155	CIT Group, Inc. (Diversified Financial Services) (a)	4.75	2/15/15	2,233
2,013	CIT Group, Inc. (Diversified Financial Services)	5.00	8/15/22	1,963
1,080	CIT Group, Inc. (Diversified Financial Services)	5.25	3/15/18	1,158
3,515	CIT Group, Inc. (Diversified Financial Services) (a)	6.63	4/1/18	3,950
1,915	Citigroup, Inc., Series D (Diversified Financial Services), Callable 5/15/23 @ 100.00, Perpetual Bond (b)	5.35	—	1,685
831	Clayton Williams Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 4/1/15 @ 103.88	7.75	4/1/19	854
2,077	Clayton Williams Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 4/1/15 @ 103.88 (a)	7.75	4/1/19	2,134
515	Clean Harbors, Inc. (Commercial Services & Supplies), Callable 12/1/16 @ 102.56	5.13	6/1/21	520
280	Clean Harbors, Inc. (Commercial Services & Supplies), Callable 8/1/16 @ 102.63	5.25	8/1/20	288
760	Clear Channel Worldwide Holdings, Inc., Series A (Media), Callable 11/15/17 @ 103.25	6.50	11/15/22	770
3,506	Clear Channel Worldwide Holdings, Inc., Series B (Media), Callable 11/15/17 @ 103.25	6.50	11/15/22	3,581
710	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 12/15/14 @ 104.25	8.50	12/15/19	770
3,693	Commercial Metals Co. (Steel), Callable 2/15/23 @ 100.00	4.88	5/15/23	3,434
500	Consol Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 4/1/15 @ 104.13	8.25	4/1/20	541
714	Constellation Brands, Inc. (Distillers & Vintners)	3.75	5/1/21	671
2,395	Constellation Brands, Inc. (Distillers & Vintners)	4.25	5/1/23	2,233
435	Continental Airlines 2003-ERJ1 Pass-Through Trust, Series RJ03 (Airlines)	7.88	1/2/20	469
2,618	Crown Castle International Corp. (Wireless Telecommunication Services)	5.25	1/15/23	2,566
5,658	Delphi Corp. (Auto Components), Callable 2/15/18 @ 102.50	5.00	2/15/23	5,820
133	Delta Air Lines, Inc., Series 071C (Airlines)	8.95	8/10/14	134
1,017	Denbury Resources, Inc. (Oil, Gas & Consumable Fuels), Callable 1/15/18 @ 102.31	4.63	7/15/23	918
574	DigitalGlobe, Inc. (Aerospace & Defense), Callable 2/1/17 @ 102.62 (a)	5.25	2/1/21	560
2,060	DISH DBS Corp. (Media)	4.25	4/1/18	2,101
3,450	DISH DBS Corp. (Media)	5.00	3/15/23	3,217
4,970	DISH DBS Corp. (Media)	5.88	7/15/22	4,969
1,000	DISH DBS Corp. (Media)	6.75	6/1/21	1,060
965	DISH DBS Corp. (Media)	7.88	9/1/19	1,105
3,390	DPL, Inc. (Multi-Utilities), Callable 7/15/21 @ 100.00	7.25	10/15/21	3,432
145	EchoStar DBS Corp. (Media)	7.13	2/1/16	161
45	El Paso Natural Gas Co. (Oil, Gas & Consumable Fuels)	8.63	1/15/22	57

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$3,819	Equinix, Inc. (Internet Software & Services), Callable 4/1/17 @ 102.44	4.88	4/1/20	$3,800
581	Equinix, Inc. (Internet Software & Services), Callable 4/1/18 @ 102.69	5.38	4/1/23	568
2,350	Equinix, Inc. (Internet Software & Services), Callable 7/15/16 @ 103.50	7.00	7/15/21	2,567
495	Exterran Holdings, Inc. (Energy Equipment & Services), Callable 2/7/14 @ 105.44	7.25	12/1/18	523
5,108	Exterran Partners LP (Energy Equipment & Services), Callable 4/1/17 @ 103.00 (a)	6.00	4/1/21	5,070
1,132	Fidelity National Information Services, Inc. (IT Services), Callable 3/15/17 @ 102.50	5.00	3/15/22	1,156
2,044	Forest Oil Corp. (Oil, Gas & Consumable Fuels), Callable 2/7/14 @ 102.42	7.25	6/15/19	1,990
1,887	Frontier Communications Corp. (Diversified Telecommunication Services)	8.13	10/1/18	2,156
4,900	Frontier Communications Corp. (Diversified Telecommunication Services)	8.50	4/15/20	5,488
1,000	GCI, Inc. (Media), Callable 6/1/16 @ 103.38	6.75	6/1/21	958
3,000	GCI, Inc. (Media), Callable 11/15/14 @ 104.31	8.63	11/15/19	3,188
4,589	General Motors Financial Co. (Asset Management & Custody Banks) (a)	4.25	5/15/23	4,365
4,838	Genesis Energy LP (Oil, Gas & Consumable Fuels), Callable 2/15/17 @ 102.88	5.75	2/15/21	4,892
123	Genesis Energy LP (Oil, Gas & Consumable Fuels), Callable 12/15/14 @ 103.94	7.88	12/15/18	133
3,365	GenOn Energy, Inc. (Multi-Utilities)	9.50	10/15/18	3,811
2,237	Gibraltar Industries, Inc. (Building Products), Callable 2/1/17 @ 103.13 (c)	6.25	2/1/21	2,299
3,425	GMAC, Inc. (Consumer Finance)	8.00	11/1/31	4,097
1,000	Griffon Corp. (Building Products), Callable 4/1/14 @ 105.34	7.13	4/1/18	1,060
5,715	Hawk Acquisition Sub, Inc. (Food Products), Callable 4/15/15 @ 102.13 (a)	4.25	10/15/20	5,529
9,965	HCA, Inc. (Health Care Providers & Services)	5.88	3/15/22	10,289
2,555	HCA, Inc. (Health Care Providers & Services)	6.50	2/15/20	2,807
895	HCA, Inc. (Health Care Providers & Services)	7.50	2/15/22	982
1,000	HCA, Inc. (Health Care Providers & Services), Callable 11/15/15 @ 103.88	7.75	5/15/21	1,093
5,250	Health Management Associates, Inc. (Health Care Providers & Services), Callable 1/15/16 @ 103.69	7.38	1/15/20	5,873
900	Hilcorp Energy, Inc./Hilcorp Energy Co. (Oil, Gas & Consumable Fuels), Callable 10/1/15 @ 103.81 (a)	7.63	4/15/21	977
5,999	Hilcorp Energy, Inc./Hilcorp Energy Co. (Oil, Gas & Consumable Fuels), Callable 2/15/15 @ 104.00 (a)	8.00	2/15/20	6,494
3,554	Hornbeck Offshore Services, Inc. (Energy Equipment & Services), Callable 3/1/16 @ 103.75	5.00	3/1/21	3,483
700	Hughes Satellite Systems Corp. (Media)	6.50	6/15/19	758
1,275	Hughes Satellite Systems Corp. (Media)	7.63	6/15/21	1,422
1,000	Huntington Ingalls Industries (Aerospace & Defense), Callable 3/15/16 @ 103.56	7.13	3/15/21	1,098
1,061	IAC/InterActiveCorp (Internet Software & Services), Callable 12/15/17 @ 102.38 (a)	4.75	12/15/22	989
4,473	IAC/InterActiveCorp (Internet Software & Services), Callable 11/30/14 @ 104.88 (a)	4.88	11/30/18	4,551
330	ILFC E-Capital Trust ll (Diversified Financial Services) (a)	6.25	12/21/65	312
6,269	Ingles Markets, Inc. (Food & Staples Retailing), Callable 6/15/18 @ 102.88	5.75	6/15/23	6,144
224	International Lease Finance Corp. (Diversified Financial Services)	4.63	4/15/21	214
1,731	International Lease Finance Corp. (Diversified Financial Services)	5.88	8/15/22	1,727
3,055	International Lease Finance Corp. (Diversified Financial Services)	5.88	4/1/19	3,254
1,125	International Lease Finance Corp. (Diversified Financial Services)	6.25	5/15/19	1,218
1,800	Iron Mountain, Inc. (Commercial Services & Supplies), Callable 8/15/17 @ 102.88	5.75	8/15/24	1,669
980	Iron Mountain, Inc. (Commercial Services & Supplies), Callable 10/1/15 @ 103.88	7.75	10/1/19	1,093
1,100	J.B. Poindexter & Co., Inc. (Machinery), Callable 4/1/17 @ 104.50 (a)	9.00	4/1/22	1,174
995	Jarden Corp. (Household Durables), Callable 1/15/15 @ 103.75	7.50	1/15/20	1,075
8,000	JBS USA LLC/JBS USA Finance, Inc. (Food Products), Callable 6/1/15 @ 105.44 (a)	7.25	6/1/21	8,340
280	Jefferies LoanCore LLC/Jefferies Finance LLC (Asset Management & Custody Banks), Callable 6/1/16 @ 105.16 (a)	6.88	6/1/20	277
2,622	JMC Steel Group, Inc. (Metals & Mining), Callable 3/15/14 @ 106.19 (a)	8.25	3/15/18	2,648
1,972	KB Home (Household Durables), Callable 9/15/21 @ 100.00	7.00	12/15/21	2,056
440	KB Home (Household Durables)	7.50	9/15/22	463
2,553	Key Energy Services, Inc. (Energy Equipment & Services), Callable 3/1/16 @ 103.38	6.75	3/1/21	2,617
3,750	Kindred Healthcare, Inc. (Health Care Providers & Services), Callable 6/1/14 @ 106.19	8.25	6/1/19	3,994

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,000	Koppers, Inc. (Chemicals), Callable 12/1/14 @ 103.94	7.88	12/1/19	$1,080
3,200	Lamar Media Corp. (Media), Callable 2/1/17 @ 102.94	5.88	2/1/22	3,280
1,000	Lamar Media Corp. (Media), Callable 4/15/14 @ 103.94	7.88	4/15/18	1,056
3,568	Libbey Glass, Inc. (Household Durables), Callable 5/15/15 @ 105.16	6.88	5/15/20	3,853
3,987	Limited Brands, Inc. (Specialty Retail)	5.63	2/15/22	4,076
500	Limited Brands, Inc. (Specialty Retail)	6.63	4/1/21	549
150	Limited Brands, Inc. (Specialty Retail)	6.95	3/1/33	148
570	Limited Brands, Inc. (Specialty Retail)	7.00	5/1/20	640
760	Linn Energy LLC/Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 11/1/15 @ 103.13 (a)	6.25	11/1/19	768
2,855	Linn Energy LLC/Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 5/15/15 @ 103.25	6.50	5/15/19	2,912
6,488	Linn Energy LLC/Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 4/15/15 @ 104.31	8.63	4/15/20	7,006
3,660	LKQ Corp. (Distributors), Callable 5/15/18 @ 102.38 (a)	4.75	5/15/23	3,404
1,134	Lynx I Corp. (Communications Equipment), Callable 4/15/17 @ 102.69 (a)	5.38	4/15/21	1,134
1,100	Lynx II Corp. (Communications Equipment), Callable 4/15/18 @ 103.19	6.38	4/15/23	1,119
580	Markwest Energy Partners LP/MarkWest Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 12/15/16 @ 103.12	6.25	6/15/22	613
3,965	Martin Midstream Partners LP/Martin Midstream Finance Corp. (Air Freight & Logistics), Callable 2/15/17 @ 103.63	7.25	2/15/21	4,044
2,246	MedImpact Holdings, Inc. (Health Care Providers & Services), Callable 2/1/15 @ 105.25 (a)	10.50	2/1/18	2,465
3,919	Meritage Homes Corp. (Household Durables) (a)	7.15	4/15/20	4,233
1,575	Meritage Homes Corp. (Household Durables)	7.15	4/15/20	1,701
2,723	MetroPCS Wireless, Inc. (Communications Equipment), Callable 4/1/17 @ 103.13 (a)	6.25	4/1/21	2,825
1,305	MetroPCS Wireless, Inc. (Communications Equipment), Callable 4/1/18 @ 103.31 (a)	6.63	4/1/23	1,347
12,187	MGM Resorts International (Casinos & Gaming)	5.25	3/31/20	12,096
2,400	MidContinent Express Pipeline LLC (Oil & Gas Storage & Transportation) (a)	6.70	9/15/19	2,340
4,967	MPT Operating Partnership LP/MPT Finance Corp. (Real Estate Investment Trusts), Callable 2/15/17 @ 103.19	6.38	2/15/22	5,140
1,615	MPT Operating Partnership LP/MPT Finance Corp. (Real Estate Investment Trusts), Callable 5/1/16 @ 103.44	6.88	5/1/21	1,728
5,850	Newfield Exploration Co. (Oil, Gas & Consumable Fuels), Callable 2/1/15 @ 103.44	6.88	2/1/20	6,267
3,184	NGL Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 10/15/16 @ 105.16 (a)	6.88	10/15/21	3,264
3,012	Nielsen Finance LLC/Nielsen Finance Co. (Software), Callable 10/1/16 @ 102.25	4.50	10/1/20	2,929
3,804	Niska Gas Storage US LLC/Niska Gas Storage Canada ULC (Oil, Gas & Consumable Fuels), Callable 3/15/14 @ 104.44	8.88	3/15/18	3,956
3,500	NRG Energy, Inc. (Independent Power Producers & Energy Traders), Callable 5/15/16 @ 103.94	7.88	5/15/21	3,876
3,405	NRG Energy, Inc. (Independent Power Producers & Energy Traders), Callable 9/1/15 @ 104.13	8.25	9/1/20	3,771
2,556	Nuance Communications, Inc. (Software), Callable 8/15/16 @ 102.69 (a)	5.38	8/15/20	2,498
3,899	Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels), Callable 9/15/17 @ 103.44 (a)	6.88	3/15/22	4,133
860	Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels), Callable 7/15/17 @ 103.44	6.88	1/15/23	916
2,000	Omega Healthcare Investors, Inc. (Real Estate Investment Trusts), Callable 10/15/15 @ 103.38	6.75	10/15/22	2,173
1,000	Omega Healthcare Investors, Inc. (Real Estate Investment Trusts), Callable 2/15/15 @ 103.75	7.50	2/15/20	1,090
743	Omnicare, Inc. (Health Care Providers & Services), Callable 6/1/15 @ 103.88	7.75	6/1/20	823
400	Oriental Republic of Uruguay (Sovereign)	7.88	1/15/33	491
5,489	Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	6.00	11/15/18	5,846
2,390	Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	6.25	11/15/21	2,414
100	Pemex Proj FDG Master TR (Energy Equipment & Services)	5.75	3/1/18	112
1,502	Penske Auto Group, Inc. (Automotive Retail), Callable 10/1/17 @ 102.88	5.75	10/1/22	1,536
765	PetroQuest Energy, Inc. (Oil & Gas Exploration & Production), Callable 9/1/14 @ 105.00	10.00	9/1/17	794

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$2,386	PHH Corp. (Diversified Financial Services), Callable 8/15/17 @ 103.19	6.38	8/15/21	$2,386
7,110	PHH Corp. (Diversified Financial Services)	7.38	9/1/19	7,589
805	Pioneer Drilling Co. (Energy Equipment & Services), Callable 3/15/14 @ 104.94	9.88	3/15/18	853
1,250	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels), Callable 6/15/16 @ 103.06	6.13	6/15/19	1,367
1,625	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels), Callable 5/1/16 @ 103.31	6.63	5/1/21	1,782
5,919	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels), Callable 2/15/18 @ 103.44	6.88	2/15/23	6,599
385	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels), Callable 10/15/14 @ 104.81	8.63	10/15/19	422
3,973	PolyOne Corp. (Chemicals)	5.25	3/15/23	3,874
7,670	Post Holdings, Inc. (Food Products), Callable 2/15/17 @ 103.69	7.38	2/15/22	8,207
2,595	Post Holdings, Inc. (Food Products), Callable 2/15/17 @ 103.69 (a)	7.38	2/15/22	2,777
460	Provident Funding Associates LP/PFG Finance Corp. (Diversified Financial Services), Callable 6/15/16 @ 105.06 (a)	6.75	6/15/21	458
1,916	QEP Resources, Inc. (Oil & Gas Exploration & Production)	6.80	3/1/20	2,008
500	R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	8.25	3/15/19	573
1,845	Range Resources Corp. (Oil, Gas & Consumable Fuels), Callable 2/15/17 @ 102.50	5.00	8/15/22	1,813
1,100	Regency Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 7/15/16 @ 103.25	6.50	7/15/21	1,166
184	Res-Care, Inc. (Health Care Providers & Services), Callable 1/15/15 @ 105.38	10.75	1/15/19	206
2,700	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (Household Durables), Callable 8/15/15 @ 103.94	7.88	8/15/19	2,984
1,042	Rockies Express Pipeline LLC (Oil, Gas & Consumable Fuels) (a)	6.00	1/15/19	964
750	RRI Energy, Inc. (Independent Power Producers & Energy Traders)	7.88	6/15/17	825
4,181	RSI Home Products, Inc. (Household Durables), Callable 3/1/15 @ 105.16 (a)	6.88	3/1/18	4,379
960	Sabine Pass Liquefaction LLC (Oil, Gas & Consumable Fuels) (a)	5.63	4/15/23	898
5,231	Sabine Pass Liquefaction LLC (Oil, Gas & Consumable Fuels) (a)	5.63	2/1/21	5,113
3,265	Sabine Pass LNG LP (Oil, Gas & Consumable Fuels), Callable 11/1/16 @ 103.25	6.50	11/1/20	3,387
632	Sabre, Inc. (Leisure Equipment & Products), Callable 5/15/15 @ 106.38 (a)	8.50	5/15/19	702
1,038	Salix Pharmaceuticals Ltd. (Pharmaceuticals), Callable 1/15/17 @ 104.50 (a)	6.00	1/15/21	1,064
2,535	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 3/15/16 @ 103.75	7.50	3/15/21	2,655
1,135	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/17 @ 104.06	8.13	10/15/22	1,203
1,680	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 1/15/15 @ 104.38	8.75	1/15/20	1,810
1,210	SBA Telecommunications Corp. (Communications Equipment), Callable 7/15/16 @ 102.88	5.75	7/15/20	1,258
6,675	Select Medical Corp. (Health Care Providers & Services), Callable 6/1/16 @ 104.78	6.38	6/1/21	6,525
3,036	SemGroup LP (Oil & Gas Storage & Transportation), Callable 6/15/16 @ 105.63 (a)	7.50	6/15/21	3,211
1,000	Service Corp. International (Diversified Consumer Services), Callable 7/15/17 @ 102.69 (a)	5.38	1/15/22	1,013
1,750	Service Corp. International (Diversified Consumer Services)	7.00	6/15/17	1,960
700	Service Corp. International (Diversified Consumer Services)	8.00	11/15/21	803
2,609	SESI LLC (Oil & Gas Equipment & Services), Callable 12/15/16 @ 103.56	7.13	12/15/21	2,909
228	Sinclair Television Group, Inc. (Media), Callable 4/1/16 @ 104.04	5.38	4/1/21	225
2,773	Sinclair Television Group, Inc. (Media), Callable 10/1/17 @ 103.06	6.13	10/1/22	2,801
1,600	Sinclair Television Group, Inc. (Media), Callable 11/1/16 @ 104.78 (a)	6.38	11/1/21	1,656
2,714	Sirius XM Radio, Inc. (Media), Callable 5/1/16 @ 102.13 (a)	4.25	5/15/20	2,565
1,655	Sirius XM Radio, Inc. (Media), Callable 8/15/17 @ 102.63 (a)	5.25	8/15/22	1,672
352	Sirius XM Radio, Inc. (Media), Callable 10/1/16 @ 102.94 (a)	5.88	10/1/20	359
10,998	SLM Corp. (Consumer Finance)	5.50	1/15/19	11,413
2,000	SLM Corp., MTN (Consumer Finance)	6.25	1/25/16	2,160
5,971	Smithfield Foods, Inc. (Food Products), Callable 8/15/17 @ 103.31	6.63	8/15/22	6,329
2,075	Sprint Capital Corp. (Wireless Telecommunication Services)	6.88	11/15/28	1,956
3,780	Sprint Capital Corp. (Wireless Telecommunication Services)	6.90	5/1/19	4,130
1,830	Sprint Capital Corp. (Wireless Telecommunication Services)	8.75	3/15/32	1,963

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,899	Sprint Nextel Corp. (Wireless Telecommunication Services)	6.00	11/15/22	$1,852
1,960	Sprint Nextel Corp. (Wireless Telecommunication Services) (a)	7.00	3/1/20	2,185
1,410	Sprint Nextel Corp. (Wireless Telecommunication Services)	7.00	8/15/20	1,526
1,100	Sprint Nextel Corp. (Wireless Telecommunication Services)	8.38	8/15/17	1,273
1,665	Sprint Nextel Corp. (Wireless Telecommunication Services) (a)	9.00	11/15/18	2,006
735	Sprint Nextel Corp. (Wireless Telecommunication Services)	11.50	11/15/21	963
730	Steel Dynamics, Inc. (Metals & Mining), Callable 4/15/18 @ 102.63	5.25	4/15/23	730
1,000	Steel Dynamics, Inc. (Metals & Mining), Callable 8/15/17 @ 103.19	6.38	8/15/22	1,080
2,000	Stewart Enterprises, Inc. (Diversified Consumer Services), Callable 4/15/14 @ 104.88	6.50	4/15/19	2,120
3,444	StoneMor Partners LP (Human Resource & Employment Services), Callable 6/1/16 @ 105.91 (a)	7.88	6/1/21	3,582
192	Sun Merger Sub, Inc. (Food Products), Callable 8/1/15 @ 102.00 (a)	5.25	8/1/18	201
1,127	Targa Resources Partners LP (Oil, Gas & Consumable Fuels), Callable 2/1/17 @ 103.19	6.38	8/1/22	1,192
3,830	Taylor Morrison Communities, Inc. (Homebuilding), Callable 4/15/16 @ 103.94 (a)	5.25	4/15/21	3,725
13,788	Tenet Healthcare Corp. (Health Care Providers & Services) (a)	6.00	10/1/20	14,391
2,125	Tenneco, Inc. (Auto Components), Callable 8/15/14 @ 103.88	7.75	8/15/18	2,274
90	Tennessee Gas Pipeline Co. (Oil, Gas & Consumable Fuels)	8.00	2/1/16	102
2,350	Tesoro Logistics LP/Tesoro Logistics Corp. (Oil, Gas & Consumable Fuels), Callable 10/1/16 @ 102.94	5.88	10/1/20	2,403
580	Tesoro Logistics LP/Tesoro Logistics Corp. (Oil, Gas & Consumable Fuels), Callable 10/15/16 @ 104.59	6.13	10/15/21	597
3,897	The ADT Corp. (Commercial Services & Supplies) (a)	6.25	10/15/21	4,092
6,650	The AES Corp. (Independent Power Producers & Energy Traders), Callable 6/1/21 @ 100.00	7.38	7/1/21	7,497
34	The AES Corp. (Independent Power Producers & Energy Traders)	7.75	10/15/15	38
250	The AES Corp. (Independent Power Producers & Energy Traders)	8.00	6/1/20	293
2,196	The Goodyear Tire & Rubber Co. (Auto Components), Callable 3/1/16 @ 104.88	6.50	3/1/21	2,328
2,900	The Goodyear Tire & Rubber Co. (Auto Components)	8.75	8/15/20	3,393
5,132	Titan International, Inc. (Machinery), Callable 10/1/16 @ 105.16 (a)	6.88	10/1/20	5,350
163	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 9/1/15 @ 102.63 (a)	5.25	9/1/18	172
884	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 1/15/18 @ 103.06	6.13	1/15/22	899
8,064	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/28/16 @ 103.27	6.54	4/28/20	8,567
362	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/28/18 @ 103.42	6.84	4/28/23	376
268	Tomkins LLC/Tomkins, Inc. (Machinery), Callable 10/1/14 @ 104.50	9.00	10/1/18	293
1,085	TransDigm Group, Inc. (Aerospace & Defense), Callable 7/15/16 @ 105.62	7.50	7/15/21	1,166
1,700	TransDigm Group, Inc. (Aerospace & Defense), Callable 12/15/14 @ 103.88	7.75	12/15/18	1,823
1,320	TRW Automotive, Inc. (Auto Components) (a)	4.50	3/1/21	1,333
250	Tutor Perini Corp. (Construction & Engineering), Callable 11/1/14 @ 103.81	7.63	11/1/18	268
1,765	TW Telecom Holdings, Inc. (Communications Equipment), Callable 10/1/17 @ 102.69	5.38	10/1/22	1,734
1,215	United Rentals NA, Inc. (IT Services), Callable 7/15/15 @ 102.88	5.75	7/15/18	1,299
520	United Rentals NA, Inc. (IT Services), Callable 5/15/16 @ 103.69	7.38	5/15/20	577
3,660	United Rentals NA, Inc. (IT Services), Callable 4/15/17 @ 103.81	7.63	4/15/22	4,066
3,470	Universal Hospital Services, Inc. (Health Care Equipment & Supplies), Callable 8/15/15 @ 105.72	7.63	8/15/20	3,661
1,255	Valassis Communications, Inc. (Media), Callable 2/1/16 @ 103.31	6.63	2/1/21	1,294
1,038	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals), Callable 10/15/16 @ 103.19 (a)	6.38	10/15/20	1,093
908	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals), Callable 1/2/14 @ 103.25 (a)	6.50	7/15/16	938
4,778	ViaSat, Inc. (Communications Equipment), Callable 6/15/16 @ 103.44	6.88	6/15/20	5,054
3,967	Visteon Corp. (Auto Components), Callable 4/15/14 @ 105.06	6.75	4/15/19	4,215
1,106	Vulcan Materials Co. (Construction & Engineering)	7.50	6/15/21	1,260
490	Weekley Homes LLC (Construction & Engineering), Callable 2/1/17 @ 104.50 (a)	6.00	2/1/23	473
2,480	West Corp. (Diversified Telecommunication Services), Callable 11/15/14 @ 103.94	7.88	1/15/19	2,678
662	West Corp. (Diversified Telecommunication Services), Callable 10/1/14 @ 104.31	8.63	10/1/18	720

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$3,439	Whiting Petroleum Corp. (Oil & Gas Exploration & Production), Callable 12/15/18 @ 100.00	5.00	3/15/19	$3,516
3,556	Whiting Petroleum Corp. (Oil & Gas Exploration & Production), Callable 12/15/20 @ 100.00	5.75	3/15/21	3,681
615	Windstream Corp. (Diversified Telecommunication Services), Callable 2/1/18 @ 103.19	6.38	8/1/23	575
533	Windstream Corp. (Diversified Telecommunication Services), Callable 4/1/16 @ 103.75	7.50	4/1/23	536
1,355	Windstream Corp. (Diversified Telecommunication Services), Callable 6/1/17 @ 103.75	7.50	6/1/22	1,385
600	Windstream Corp. (Diversified Telecommunication Services), Callable 10/15/15 @ 103.88	7.75	10/15/20	637
4,750	Windstream Corp. (Diversified Telecommunication Services)	7.88	11/1/17	5,427
	Total Corporate Bonds			698,173
	Yankee Dollars — 19.66%
292	Aircastle Ltd. (Trading Companies & Distributors)	6.25	12/1/19	313
50	Aircastle Ltd. (Trading Companies & Distributors)	6.75	4/15/17	56
1,730	Aircastle Ltd. (Trading Companies & Distributors)	7.63	4/15/20	1,942
705	Aircastle Ltd. (Trading Companies & Distributors), Callable 8/1/14 @ 104.88	9.75	8/1/18	770
4,817	Albea Beauty Holdings SA (Personal Products), Callable 11/1/15 @ 106.28 (a)	8.38	11/1/19	5,010
215	Arab Republic of Egypt – Registered (Sovereign)	5.75	4/29/20	204
3,375	ArcelorMittal (Metals & Mining)	5.75	8/5/20	3,586
400	ArcelorMittal (Metals & Mining)	6.13	6/1/18	439
150	Banco del Estado de Chile (Commercial Banks) (a)	4.13	10/7/20	152
250	Banco Nacional de Desenvolvimento Economico e Social – Registered (Sovereign)	6.50	6/10/19	271
330	Bank of Ceylon (Commercial Banks)	6.88	5/3/17	331
2,792	Barrick Gold Corp. (Metals & Mining)	4.10	5/1/23	2,524
5,540	Barry Callebaut Services NV (Food Products) (a)	5.50	6/15/23	5,651
200	Bolivia Government – Registered (Sovereign)	5.95	8/22/23	197
1,180	Bombardier, Inc. (Aerospace & Defense) (a)	5.75	3/15/22	1,171
2,613	Bombardier, Inc. (Aerospace & Defense) (a)	6.13	1/15/23	2,593
1,974	Bombardier, Inc. (Aerospace & Defense) (a)	7.75	3/15/20	2,240
150	Caixa Economica Federal – Registered (Commercial Banks)	4.50	10/3/18	149
1,600	Calcipar SA (Construction Materials), Callable 5/1/15 @ 103.44 (a)	6.88	5/1/18	1,696
1,500	Cascades, Inc. (Paper Products), Callable 1/15/15 @ 103.94	7.88	1/15/20	1,605
547	CHC Helicopter SA (Oil & Gas Storage & Transportation), Callable 6/1/16 @ 107.03	9.38	6/1/21	561
815	CODELCO – Registered (Metals & Mining)	4.50	8/13/23	811
2,107	Cogeco Cable, Inc. (Cable & Satellite), Callable 5/1/16 @ 103.66 (a)	4.88	5/1/20	2,033
345	Costa Rica Government – Registered (Sovereign)	4.38	4/30/25	304
270	Development Bank of Kazakhstan JSC – Registered (Commercial Banks)	4.13	12/10/22	241
400	Dominican Republic – Registered (Sovereign)	6.60	1/28/24	402
5,702	Drill Rigs Holdings, Inc. (Oil, Gas & Consumable Fuels), Callable 10/1/15 @ 103.25 (a)	6.50	10/1/17	6,158
300	Eskom Holdings Ltd. (Utilities)	5.75	1/26/21	298
5,810	Expro Finance Luxembourg SCA (Oil, Gas & Consumable Fuels), Callable 2/7/14 @ 104.25 (a)	8.50	12/15/16	6,057
215	Fairfax Financial Holdings Ltd. (Insurance)	7.38	4/15/18	241
771	Federative Republic of Brazil (Sovereign)	2.63	1/5/23	663
515	Federative Republic of Brazil (Sovereign)	5.63	1/7/41	500
484	Federative Republic of Brazil (Sovereign), Callable 8/17/15 @ 100.00	11.00	8/17/40	549
205	FMG Resources (August 2006) Pty Ltd. (Metals & Mining), Callable 2/1/14 @ 105.16 (a)	6.88	2/1/18	216
1,525	FMG Resources (August 2006) Pty Ltd. (Metals & Mining), Callable 4/1/17 @ 103.44 (a)	6.88	4/1/22	1,662
5,245	FMG Resources (August 2006) Pty Ltd. (Metals & Mining), Callable 11/1/15 @ 104.13 (a)	8.25	11/1/19	5,888
135	Gabonese Republic – Registered (Sovereign)	8.20	12/12/17	156
1,814	Gibson Energy, Inc. (Oil & Gas Storage & Transportation), Callable 7/15/16 @ 105.06 (a)	6.75	7/15/21	1,918
190	Government of Jamaica (Sovereign)	8.00	6/24/19	184
4,154	HudBay Minerals, Inc. (Metals & Mining), Callable 10/1/16 @ 104.75	9.50	10/1/20	4,268

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$6,065	Intelsat Jackson Holdings SA (Diversified Telecommunication Services), Callable 8/1/18 @ 102.75 (a)	5.50	8/1/23	$5,770
2,145	Intelsat Jackson Holdings SA (Diversified Telecommunication Services), Callable 10/15/15 @ 103.63	7.25	10/15/20	2,346
2,150	Intelsat Jackson Holdings SA (Diversified Telecommunication Services), Callable 4/1/16 @ 103.75	7.50	4/1/21	2,370
3,224	Intergen NV (Independent Power Producers & Energy Traders), Callable 6/30/18 @ 103.50 (a)	7.00	6/30/23	3,337
100	Islamic Republic of Pakistan (Sovereign)	6.88	6/1/17	98
200	Kazakhstan Temir Zholy – Registered (Oil & Gas Exploration & Production)	6.95	7/10/42	199
170	KazMunayGas National Co. – Registered (Oil & Gas Exploration & Production)	5.75	4/30/43	147
300	KazMunayGas National Co. – Registered (Oil & Gas Exploration & Production)	6.38	4/9/21	326
350	KazMunayGas National Co. – Registered (Oil & Gas Exploration & Production)	9.13	7/2/18	424
600	Kingdom of Morocco – Registered (Sovereign)	4.25	12/11/22	555
541	Lebanese Republic, Series G (Sovereign)	6.38	3/9/20	553
2,700	LyondellBasell Industries NV (Chemicals), Callable 8/17/21 @ 100.00	6.00	11/15/21	3,105
200	Majapahit Holding BV – Registered (Diversified Financial Services)	7.88	6/29/37	208
3,691	MEG Energy Corp. (Oil, Gas & Consumable Fuels), Callable 7/30/17 @ 103.19 (a)	6.38	1/30/23	3,714
2,400	MEG Energy Corp. (Oil, Gas & Consumable Fuels), Callable 3/15/15 @ 104.88 (a)	6.50	3/15/21	2,526
1,000	MEG Energy Corp. (Oil, Gas & Consumable Fuels), Callable 9/30/18 @ 103.50 (a)	7.00	3/31/24	1,013
270	Mongolia International Bond – Registered (Sovereign)	5.13	12/5/22	225
1,555	Novelis, Inc. (Metals & Mining), Callable 2/7/14 @ 106.28	8.38	12/15/17	1,660
200	OJSC Russian Agricultural Bank (RSHB) – Registered (Commercial Banks)	5.30	12/17/17	206
280	Oriental Republic of Uruguay (Sovereign)	4.13	11/20/45	216
6,348	Pacific Drilling SA (Oil, Gas & Consumable Fuels), Callable 6/1/16 @ 104.03 (a)	5.38	6/1/20	6,379
2,521	Pacific Drilling V Ltd. (Oil, Gas & Consumable Fuels), Callable 12/1/15 @ 103.63 (a)	7.25	12/1/17	2,723
520	Penerbangan Malaysia Berhad (Aerospace & Defense) (a)	5.63	3/15/16	567
330	Pertamina Persero PT (Oil & Gas Exploration & Production)	6.50	5/27/41	289
450	Petroleos de Venezuela SA (Oil & Gas Storage & Transportation)	8.50	11/2/17	375
270	Petroleos de Venezuela SA (Oil & Gas Storage & Transportation)	12.75	2/17/22	246
360	Petroleos Mexicanos (Oil, Gas & Consumable Fuels)	6.50	6/2/41	376
354	Petroleos Mexicanos (Oil, Gas & Consumable Fuels)	8.00	5/3/19	429
190	Petroliam Nasional Berhad – Registered (Oil, Gas & Consumable Fuels)	7.63	10/15/26	238
250	Petronas Capital Ltd. (Oil & Gas Storage & Transportation) (a)	5.25	8/12/19	274
300	Power Sector Assets & Liabilities Management Corp. – Registered (Diversified Financial Services)	7.25	5/27/19	356
3,405	Quebecor Media, Inc. (Cable & Satellite)	5.75	1/15/23	3,295
555	Republic of Argentina, Series NY (Sovereign) (c)	2.50	12/31/38	226
894	Republic of Argentina, Series NY (Sovereign)	5.77	12/31/33	675
255	Republic of Belarus (Sovereign)	8.95	1/26/18	256
600	Republic of Chile (Sovereign)	3.25	9/14/21	587
660	Republic of Colombia (Sovereign)	6.13	1/18/41	706
840	Republic of Colombia (Sovereign)	7.38	1/27/17	970
225	Republic of Costa Rica – Registered (Sovereign)	6.25	11/1/23	218
357	Republic of Cote d'Ivoire – Registered (Sovereign) (c)	5.75	12/31/32	319
200	Republic of Croatia – Registered (Sovereign)	6.25	4/27/17	213
720	Republic of Croatia – Registered (Sovereign)	6.63	7/14/20	771
300	Republic of El Salvador – Registered (Sovereign)	7.38	12/1/19	327
300	Republic of El Salvador – Registered (Sovereign)	7.65	6/15/35	292
220	Republic of Ghana – Registered (Sovereign)	7.88	8/7/23	207
220	Republic of Guatemala – Registered (Sovereign)	4.88	2/13/28	200
466	Republic of Hungary (Sovereign)	5.38	2/21/23	460
699	Republic of Hungary (Sovereign)	6.25	1/29/20	754
460	Republic of Indonesia – Registered (Sovereign)	4.63	4/15/43	369

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$780	Republic of Indonesia – Registered (Sovereign)	6.88	1/17/18	$871
315	Republic of Indonesia – Registered (Sovereign)	7.50	1/15/16	347
385	Republic of Iraq – Registered (Sovereign), Callable 3/2/14 @ 100.00	5.80	1/15/28	327
360	Republic of Latvia – Registered (Sovereign)	2.75	1/12/20	343
550	Republic of Lebanese, Series E (Sovereign)	9.00	3/20/17	613
175	Republic of Lithuania – Registered (Sovereign)	5.13	9/14/17	191
639	Republic of Lithuania – Registered (Sovereign)	7.38	2/11/20	768
280	Republic of Nigeria – Registered (Sovereign)	5.13	7/12/18	287
408	Republic of Panama (Sovereign)	6.70	1/26/36	456
555	Republic of Panama (Sovereign)	7.13	1/29/26	666
759	Republic of Peru (Sovereign)	6.55	3/14/37	872
300	Republic of Peru (Sovereign)	7.13	3/30/19	363
624	Republic of Philippines (Sovereign)	5.00	1/13/37	649
100	Republic of Philippines (Sovereign)	7.75	1/14/31	132
840	Republic of Philippines (Sovereign)	8.38	6/17/19	1,071
225	Republic of Poland (Sovereign)	5.00	10/19/15	242
921	Republic of Poland (Sovereign)	5.00	3/23/22	984
350	Republic of Poland (Sovereign)	6.38	7/15/19	409
600	Republic of Serbia (Sovereign)	7.25	9/28/21	632
605	Republic of South Africa (Sovereign)	4.67	1/17/24	578
414	Republic of South Africa (Sovereign)	6.88	5/27/19	474
427	Republic of Sri Lanka – Registered (Sovereign)	5.88	7/25/22	399
840	Republic of Turkey (Sovereign)	7.00	6/5/20	916
275	Republic of Turkey (Sovereign)	7.00	9/26/16	302
735	Republic of Turkey (Sovereign)	8.00	2/14/34	818
65	Republic of Venezuela – Registered (Sovereign)	11.75	10/21/26	56
450	Republic of Venezuela – Registered (Sovereign)	11.95	8/5/31	383
465	Republic of Venezuela – Registered (Sovereign)	12.75	8/23/22	429
450	Romania – Registered (Sovereign)	6.75	2/7/22	511
1,672	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	5.25	11/15/22	1,672
300	Russia Foreign Bond – Registered (Sovereign)	3.63	4/29/15	310
429	Russia Foreign Bond – Registered (Sovereign) (c)	7.50	3/31/30	500
800	Russian Federation – Registered (Sovereign)	4.88	9/16/23	808
2,260	Seagate HDD Cayman (Computer Storage & Peripherals), Callable 5/1/15 @ 103.44	6.88	5/1/20	2,444
1,597	Sensata Technologies BV (Semiconductors) (a)	4.88	10/15/23	1,501
250	Sinochem Hong Kong Group Co. Ltd. (Chemicals) (a)	4.50	11/12/20	255
600	Sinopec Group Overseas Development (2012) Ltd. – Registered (Oil & Gas Exploration & Production)	2.75	5/17/17	613
395	Sinopec Group Overseas Development (2013) Ltd. – Registered (Oil & Gas Exploration & Production)	4.38	10/17/23	388
230	Slovak Republic – Registered (Sovereign)	4.38	5/21/22	237
4,011	SoftBank Corp. (Wireless Telecommunication Services) (a)	4.50	4/15/20	3,911
2,817	Stackpole International Intermediate Co. SA (Aerospace & Defense), Callable 10/15/16 @ 105.81 (a)	7.75	10/15/21	2,931
200	State Grid Overseas Investment (2013) Ltd. – Registered (Utilities)	3.13	5/22/23	183
245	State Oil Co. of the Azerbaijan Republic, Series E (Oil, Gas & Consumable Fuels)	4.75	3/13/23	231
2,836	Telecom Italia Capital (Diversified Telecommunication Services)	7.00	6/4/18	3,141
650	Tembec Industries, Inc. (Paper & Forest Products), Callable 12/15/14 @ 105.62	11.25	12/15/18	712
804	The Nielsen Co. (Luxembourg) Sarl (Diversified Financial Services), Callable 10/1/16 @ 104.13 (a)	5.50	10/1/21	816
3,751	Tullow Oil PLC (Oil & Gas Exploration & Production), Callable 11/1/16 @ 103.00 (a)	6.00	11/1/20	3,808
441	Ukraine Government – Registered (Sovereign)	7.75	9/23/20	407
200	Ukraine Government – Registered (Sovereign)	7.80	11/28/22	181
500	Ukraine Government – Registered (Sovereign)	9.25	7/24/17	498

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$455	Ukreximbank (Biz Finance PLC) – Registered (Sovereign)	8.38	4/27/15	$433
726	United Mexican States (Sovereign)	3.63	3/15/22	725
150	United Mexican States, MTN (Sovereign)	4.75	3/8/44	135
70	United Mexican States (Sovereign)	5.63	1/15/17	78
132	United Mexican States (Sovereign)	6.05	1/11/40	144
75	United Mexican States (Sovereign)	6.75	9/27/34	89
3,570	UPCB Finance V Ltd. (Diversified Telecommunication Services), Callable 11/15/16 @ 103.63 (a)	7.25	11/15/21	3,874
2,119	UPCB Finance VI Ltd. (Diversified Telecommunication Services), Callable 1/15/17 @ 103.44 (a)	6.88	1/15/22	2,251
2,081	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals), Callable 12/1/16 @ 102.81 (a)	5.63	12/1/21	2,091
1,261	Videotron Ltee (Wireless Telecommunication Services)	5.00	7/15/22	1,233
275	Vnesheconombank (VEB) – Registered (Commercial Banks)	6.80	11/22/25	287
5,520	VPII Escrow Corp. (Pharmaceuticals), Callable 8/15/15 @ 105.06 (a)	6.75	8/15/18	6,064
1,055	VPII Escrow Corp. (Pharmaceuticals), Callable 7/15/16 @ 105.63 (a)	7.50	7/15/21	1,158
2,503	Wind Acquisition Finance SA (Diversified Telecommunication Services), Callable 2/7/14 @ 105.44 (a)	7.25	2/15/18	2,634
881	Wind Acquisition Finance SA (Diversified Telecommunication Services), Callable 2/7/14 @ 105.44 (a)	7.25	2/15/18	923
	Total Yankee Dollars			178,860
	Preferred Stock — 0.16%
55,515	GMAC Capital Trust I (Consumer Finance) Callable 2/15/16 @ 25.00			1,484
	Total Preferred Stock			1,484
	Time Deposit — 1.68%
$15,248	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	1/2/14	15,248
	Total Time Deposit			15,248
	Mutual Fund — 0.05%
477,246	SSgA Treasury Money Market Fund(d)	0.00		477
	Total Mutual Fund			477
	Total Investments (cost $875,566) — 98.27%			894,242
	Other assets in excess of liabilities — 1.73%			15,735
	Net Assets — 100.00%			$909,977
(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	A perpetual bond is one with no maturity date that pays a fixed interest rate forever.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at December 31, 2013.
(d)	The rate disclosed is the rate in effect on December 31, 2013.

MTN — Medium Term Note

ULC — Unlimited Liability Co.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (concluded) — December 31, 2013 (Unaudited)

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The Fixed Income Opportunity Portfolio	Fort Washington	Mellon Capital Management Corporation	Seix Investment Advisors LLC	Total
Corporate Bonds	76.65%	0.07%	—	76.72%
Yankee Dollars	15.17%	4.49%	—	19.66%
Preferred Stocks	0.16%	—	—	0.16%
Time Deposits	1.67%	—	0.01%	1.68%
Mutual Fund	—	0.05%	—	0.05%
Other Assets (Liabilities)	1.68%	0.06%	-0.01%	1.73%
Total Net Assets	95.33%	4.67%	0.00%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments — December 31, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities — 9.80%
$475	Fannie Mae	0.38	3/16/15	$476
250	Fannie Mae, Callable 3/28/14 @ 100.00	0.50	3/28/16	250
320	Fannie Mae, Callable 1/29/14 @ 100.00	0.50	4/29/16	319
150	Fannie Mae, Callable 1/29/14 @ 100.00	0.55	4/29/16	150
95	Fannie Mae, Callable 2/27/14 @ 100.00	0.55	2/27/15	95
415	Fannie Mae, Callable 4/18/14 @ 100.00	0.57	4/18/16	414
350	Fannie Mae	0.88	12/20/17	343
750	Fannie Mae	0.88	2/8/18	731
800	Fannie Mae	0.88	8/28/17	790
385	Fannie Mae	0.88	10/26/17	378
450	Fannie Mae, Callable 2/23/14 @ 100.00	0.95	8/23/17	445
300	Fannie Mae, Series 0001, Callable 4/30/14 @ 100.00	1.00	4/30/18	292
50	Fannie Mae, Callable 2/15/14 @ 100.00	1.00	2/15/18	49
300	Fannie Mae, Callable 3/28/14 @ 100.00	1.00	12/28/17	293
250	Fannie Mae, Callable 3/27/14 @ 100.00	1.07	9/27/17	247
75	Fannie Mae, Callable 3/28/14 @ 100.00	1.13	3/28/18	73
250	Fannie Mae, Callable 2/28/14 @ 100.00	1.15	2/28/18	245
350	Fannie Mae	1.25	9/28/16	355
150	Fannie Mae, Callable 1/29/14 @ 100.00	1.55	10/29/19	142
400	Fannie Mae	1.63	10/26/15	409
100	Fannie Mae, Callable 2/22/14 @ 100.00	2.50	2/22/23	91
580	Fannie Mae (a)	3.21	10/9/19	493
610	Fannie Mae	5.00	2/13/17	686
300	Fannie Mae	5.00	3/15/16	330
400	Fannie Mae	5.25	9/15/16	449
400	Fannie Mae	5.38	6/12/17	457
30	Fannie Mae, Callable 11/13/14 @ 100.00	5.38	11/13/28	31
150	Fannie Mae, Callable 4/18/16 @ 100.00	6.00	4/18/36	164
85	Fannie Mae	6.21	8/6/38	106
295	Fannie Mae	6.25	5/15/29	370
160	Fannie Mae	6.63	11/15/30	208
230	Fannie Mae	7.25	5/15/30	316
150	Federal Farm Credit Bank, Callable 1/14/14 @ 100.00	0.54	11/7/16	149
85	Federal Farm Credit Bank, Callable 1/14/14 @ 100.00	0.73	8/15/16	85
300	Federal Farm Credit Bank	4.88	12/16/15	326
250	Federal Farm Credit Bank	5.13	8/25/16	279
150	Federal Home Loan Bank	0.25	1/16/15	150
600	Federal Home Loan Bank	0.50	11/20/15	601
170	Federal Home Loan Bank, Callable 1/28/14 @ 100.00	1.25	2/28/18	167
590	Federal Home Loan Bank	2.75	3/13/15	608
300	Federal Home Loan Bank	4.75	12/16/16	335
750	Federal Home Loan Bank, Series 1069	5.00	11/17/17	856
580	Federal Home Loan Bank	5.25	12/11/20	672
500	Federal Home Loan Bank, Series 656	5.38	5/18/16	557

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities (continued)
$65	Federal Home Loan Bank	5.50	7/15/36	$75
200	Freddie Mac	0.42	9/18/15	200
100	Freddie Mac	0.50	8/28/15	100
75	Freddie Mac, Callable 1/28/15 @ 100.00	0.50	1/28/16	75
500	Freddie Mac, Series 0001, Callable 2/27/14 @ 100.00	0.55	2/27/15	500
100	Freddie Mac, Callable 3/20/14 @ 100.00	0.57	6/20/16	100
190	Freddie Mac, Callable 0 @ 100.00	0.60	3/28/16	190
150	Freddie Mac, Callable 4/5/14 @ 100.00	0.75	10/5/16	150
500	Freddie Mac, Callable 2/24/14 @ 100.00	0.85	2/24/16	500
500	Freddie Mac	1.00	3/8/17	501
245	Freddie Mac, Callable 3/12/14 @ 100.00	1.20	6/12/18	241
400	Freddie Mac	1.25	8/1/19	381
500	Freddie Mac	1.25	10/2/19	474
250	Freddie Mac, Callable 8/22/14 @ 100.00	1.40	8/22/19	234
700	Freddie Mac	1.75	9/10/15	716
200	Freddie Mac, Callable 3/13/14 @ 100.00	2.25	3/13/20	197
750	Freddie Mac	2.38	1/13/22	717
100	Freddie Mac, Callable 4/17/14 @ 100.00	2.50	4/17/23	93
767	Freddie Mac	2.88	2/9/15	789
400	Freddie Mac	3.75	3/27/19	436
1,100	Freddie Mac	4.75	1/19/16	1,195
940	Freddie Mac	5.25	4/18/16	1,041
80	Freddie Mac	6.75	3/15/31	106
290	Tennessee Valley Authority	4.70	7/15/33	292
135	Tennessee Valley Authority	5.25	9/15/39	144
190	Tennessee Valley Authority	6.15	1/15/38	226
	Total U.S. Government Agency Securities			24,655
	Corporate Bond — 0.11%
250	Private Export Funding Corp. (Thrifts & Mortgage Finance)	4.38	3/15/19	276
	Total Corporate Bond			276
	U.S. Treasury Obligations — 88.66%
1,380	U.S. Treasury Bond	2.75	8/15/42	1,093
1,734	U.S. Treasury Bond	2.75	11/15/42	1,371
1,467	U.S. Treasury Bond	2.88	5/15/43	1,189
1,039	U.S. Treasury Bond	3.00	5/15/42	871
1,147	U.S. Treasury Bond	3.13	2/15/43	982
1,046	U.S. Treasury Bond	3.13	11/15/41	903
1,731	U.S. Treasury Bond	3.13	2/15/42	1,492
500	U.S. Treasury Bond	3.63	8/15/43	472
1,085	U.S. Treasury Bond	3.75	11/15/43	1,049
1,240	U.S. Treasury Bond	3.75	8/15/41	1,209
935	U.S. Treasury Bond	3.88	8/15/40	935
690	U.S. Treasury Bond	4.25	11/15/40	734
982	U.S. Treasury Bond	4.38	11/15/39	1,067

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$525	U.S. Treasury Bond	4.38	2/15/38	$571
1,211	U.S. Treasury Bond	4.38	5/15/40	1,315
800	U.S. Treasury Bond	4.50	8/15/39	887
973	U.S. Treasury Bond	4.63	2/15/40	1,099
775	U.S. Treasury Bond	4.75	2/15/41	892
450	U.S. Treasury Bond	4.75	2/15/37	518
850	U.S. Treasury Bond	5.25	11/15/28	1,023
605	U.S. Treasury Bond	5.38	2/15/31	741
313	U.S. Treasury Bond	5.50	8/15/28	386
900	U.S. Treasury Bond	6.00	2/15/26	1,149
1,235	U.S. Treasury Bond	6.13	11/15/27	1,607
135	U.S. Treasury Bond	6.25	5/15/30	180
122	U.S. Treasury Bond	6.25	8/15/23	157
474	U.S. Treasury Bond	7.13	2/15/23	639
7	U.S. Treasury Bond	7.88	2/15/21	10
1,000	U.S. Treasury Bond	8.13	8/15/19	1,332
110	U.S. Treasury Bond	8.13	8/15/21	153
1,070	U.S. Treasury Note	0.25	9/30/15	1,069
1,760	U.S. Treasury Note	0.25	5/15/15	1,761
2,300	U.S. Treasury Note	0.25	12/31/15	2,294
1,901	U.S. Treasury Note	0.25	10/15/15	1,899
1,500	U.S. Treasury Note	0.25	2/15/15	1,501
1,300	U.S. Treasury Note	0.25	5/15/16	1,292
1,000	U.S. Treasury Note	0.25	3/31/15	1,001
1,180	U.S. Treasury Note	0.25	10/31/15	1,178
1,351	U.S. Treasury Note	0.25	7/31/15	1,351
1,000	U.S. Treasury Note	0.25	5/31/15	1,000
1,810	U.S. Treasury Note	0.25	2/28/15	1,811
1,465	U.S. Treasury Note	0.25	7/15/15	1,465
1,601	U.S. Treasury Note	0.25	9/15/15	1,600
1,825	U.S. Treasury Note	0.25	12/15/15	1,821
1,315	U.S. Treasury Note	0.25	8/15/15	1,314
2,500	U.S. Treasury Note	0.38	6/30/15	2,505
2,047	U.S. Treasury Note	0.38	6/15/15	2,051
1,680	U.S. Treasury Note	0.38	4/15/15	1,684
1,330	U.S. Treasury Note	0.38	8/31/15	1,332
1,914	U.S. Treasury Note	0.38	3/15/16	1,911
1,171	U.S. Treasury Note	0.38	2/15/16	1,170
1,899	U.S. Treasury Note	0.38	1/15/16	1,898
1,898	U.S. Treasury Note	0.38	11/15/15	1,899
2,200	U.S. Treasury Note	0.63	11/30/17	2,145
1,250	U.S. Treasury Note	0.63	8/15/16	1,250
2,000	U.S. Treasury Note	0.63	7/15/16	2,003
1,120	U.S. Treasury Note	0.63	12/15/16	1,115

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$2,950	U.S. Treasury Note	0.63	5/31/17	$2,913
650	U.S. Treasury Note	0.63	9/30/17	636
800	U.S. Treasury Note	0.63	4/30/18	772
1,500	U.S. Treasury Note	0.63	10/15/16	1,497
1,120	U.S. Treasury Note	0.63	11/15/16	1,117
1,000	U.S. Treasury Note	0.75	10/31/17	982
1,813	U.S. Treasury Note	0.75	3/31/18	1,761
1,850	U.S. Treasury Note	0.75	2/28/18	1,801
1,526	U.S. Treasury Note	0.75	12/31/17	1,492
1,522	U.S. Treasury Note	0.88	11/30/16	1,527
1,145	U.S. Treasury Note	0.88	9/15/16	1,152
2,000	U.S. Treasury Note	0.88	2/28/17	2,000
700	U.S. Treasury Note	0.88	7/31/19	659
2,568	U.S. Treasury Note	0.88	4/30/17	2,560
50	U.S. Treasury Note	0.88	12/31/16	50
1,799	U.S. Treasury Note	0.88	1/31/18	1,765
890	U.S. Treasury Note	1.00	9/30/19	840
2,100	U.S. Treasury Note	1.00	3/31/17	2,105
2,135	U.S. Treasury Note	1.00	9/30/16	2,153
1,000	U.S. Treasury Note	1.13	3/31/20	937
1,055	U.S. Treasury Note	1.13	4/30/20	986
200	U.S. Treasury Note	1.13	5/31/19	192
1,606	U.S. Treasury Note	1.25	9/30/15	1,632
1,285	U.S. Treasury Note	1.25	4/30/19	1,245
2,028	U.S. Treasury Note	1.25	10/31/15	2,062
1,000	U.S. Treasury Note	1.25	2/29/20	947
1,395	U.S. Treasury Note	1.25	1/31/19	1,360
1,637	U.S. Treasury Note	1.25	8/31/15	1,663
1,295	U.S. Treasury Note	1.25	10/31/18	1,270
3,250	U.S. Treasury Note	1.25	11/30/18	3,181
1,857	U.S. Treasury Note	1.38	6/30/18	1,843
1,000	U.S. Treasury Note	1.38	9/30/18	988
995	U.S. Treasury Note	1.38	2/28/19	974
85	U.S. Treasury Note	1.38	11/30/18	84
893	U.S. Treasury Note	1.38	12/31/18	878
1,523	U.S. Treasury Note	1.38	11/30/15	1,552
2,000	U.S. Treasury Note	1.38	7/31/18	1,982
1,100	U.S. Treasury Note	1.50	7/31/16	1,125
700	U.S. Treasury Note	1.50	8/31/18	696
820	U.S. Treasury Note	1.50	3/31/19	806
1,305	U.S. Treasury Note	1.50	12/31/18	1,290
1,257	U.S. Treasury Note	1.63	11/15/22	1,135
1,250	U.S. Treasury Note	1.63	8/15/22	1,136
1,600	U.S. Treasury Note	1.75	10/31/20	1,535

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,977	U.S. Treasury Note	1.75	5/15/22	$1,828
640	U.S. Treasury Note	1.75	10/31/18	643
2,398	U.S. Treasury Note	1.75	5/15/23	2,161
1,683	U.S. Treasury Note	1.75	7/31/15	1,722
711	U.S. Treasury Note	1.75	5/31/16	732
1,200	U.S. Treasury Note	1.88	10/31/17	1,230
3,140	U.S. Treasury Note	1.88	6/30/15	3,217
166	U.S. Treasury Note	1.88	9/30/17	170
1,500	U.S. Treasury Note	2.00	11/15/21	1,432
1,697	U.S. Treasury Note	2.00	2/15/22	1,610
2,016	U.S. Treasury Note	2.00	4/30/16	2,086
1,823	U.S. Treasury Note	2.00	1/31/16	1,883
1,000	U.S. Treasury Note	2.00	7/31/20	982
2,938	U.S. Treasury Note	2.00	2/15/23	2,726
1,070	U.S. Treasury Note	2.00	9/30/20	1,046
1,718	U.S. Treasury Note	2.13	2/29/16	1,781
491	U.S. Treasury Note	2.13	12/31/15	508
2,265	U.S. Treasury Note	2.13	5/31/15	2,325
2,147	U.S. Treasury Note	2.13	8/15/21	2,080
1,135	U.S. Treasury Note	2.13	8/31/20	1,120
11	U.S. Treasury Note	2.25	1/31/15	11
1,074	U.S. Treasury Note	2.25	11/30/17	1,115
1,085	U.S. Treasury Note	2.38	12/31/20	1,081
1,295	U.S. Treasury Note	2.38	7/31/17	1,353
2,570	U.S. Treasury Note	2.38	2/28/15	2,634
1,445	U.S. Treasury Note	2.38	3/31/16	1,507
2,590	U.S. Treasury Note	2.50	4/30/15	2,669
750	U.S. Treasury Note	2.50	6/30/17	787
2,540	U.S. Treasury Note	2.50	8/15/23	2,439
1,228	U.S. Treasury Note	2.50	3/31/15	1,263
2,447	U.S. Treasury Note	2.63	8/15/20	2,497
906	U.S. Treasury Note	2.63	1/31/18	953
465	U.S. Treasury Note	2.63	2/29/16	487
1,993	U.S. Treasury Note	2.63	11/15/20	2,025
592	U.S. Treasury Note	2.63	4/30/16	621
1,250	U.S. Treasury Note	2.75	5/31/17	1,323
1,029	U.S. Treasury Note	2.75	2/15/19	1,078
600	U.S. Treasury Note	2.75	11/15/23	587
765	U.S. Treasury Note	2.75	12/31/17	809
200	U.S. Treasury Note	2.88	3/31/18	212
2,367	U.S. Treasury Note	3.00	8/31/16	2,514
265	U.S. Treasury Note	3.00	9/30/16	282
2,110	U.S. Treasury Note	3.13	5/15/21	2,200
1,430	U.S. Treasury Note	3.13	5/15/19	1,524

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (concluded) — December 31, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$2,135	U.S. Treasury Note	3.13	1/31/17	$2,282
1,382	U.S. Treasury Note	3.13	4/30/17	1,479
1,780	U.S. Treasury Note	3.25	6/30/16	1,899
2,202	U.S. Treasury Note	3.25	12/31/16	2,362
827	U.S. Treasury Note	3.25	3/31/17	889
349	U.S. Treasury Note	3.25	7/31/16	373
1,382	U.S. Treasury Note	3.38	11/15/19	1,487
1,149	U.S. Treasury Note	3.50	2/15/18	1,247
1,191	U.S. Treasury Note	3.50	5/15/20	1,285
1,752	U.S. Treasury Note	3.63	2/15/21	1,891
1,129	U.S. Treasury Note	3.63	8/15/19	1,230
2,540	U.S. Treasury Note	3.63	2/15/20	2,766
1,000	U.S. Treasury Note	3.75	11/15/18	1,097
1,165	U.S. Treasury Note	3.88	5/15/18	1,284
2,167	U.S. Treasury Note	4.00	2/15/15	2,259
548	U.S. Treasury Note	4.13	5/15/15	577
825	U.S. Treasury Note	4.25	8/15/15	878
2,039	U.S. Treasury Note	4.25	11/15/17	2,270
1,032	U.S. Treasury Note	4.50	11/15/15	1,112
648	U.S. Treasury Note	4.50	5/15/17	723
1,304	U.S. Treasury Note	9.13	5/15/18	1,730
	Total U.S. Treasury Obligations			223,000
	Time Deposit — 0.60%
1,509	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	1/2/14	1,509
	Total Time Deposit			1,509
	Total Investments (cost $252,211) — 99.17%			249,440
	Other assets in excess of liabilities — 0.83%			2,099
	Net Assets — 100.00%			$251,539
(a)	Rate disclosed represents effective yield at purchase.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments — December 31, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds — 71.56%
$1,104	3M Co. (Industrial Conglomerates)	1.38	9/29/16	$1,120
3,914	Agilent Technologies, Inc. (Life Sciences Tools & Services), Callable 4/15/23 @ 100.00	3.88	7/15/23	3,710
2,290	Allstate Corp. (Insurance), Callable 8/15/23 @ 100.00	5.75	8/15/53	2,307
4,404	American Airlines 2013-2, Class A (Airlines) (a)	4.95	1/15/23	4,539
3,444	American International Group, MTN (Insurance)	5.85	1/16/18	3,950
2,627	American Tower Corp. (Real Estate Investment Trusts)	3.50	1/31/23	2,395
3,376	American Tower Corp. (Real Estate Investment Trusts)	5.00	2/15/24	3,401
699	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3.00	4/15/16	729
1,179	Apple, Inc. (Computer Hardware)	3.85	5/4/43	985
1,814	Arch Capital Group (U.S.), Inc. (Insurance)	5.14	11/1/43	1,814
4,051	AT&T, Inc. (Wireless Telecommunication Services)	2.38	11/27/18	4,054
1,965	AT&T, Inc. (Wireless Telecommunication Services), Callable 12/15/44 @ 100.00	4.35	6/15/45	1,664
1,580	AutoZone, Inc. (Specialty Retail), Callable 1/15/22 @ 100.00	3.70	4/15/22	1,525
1,667	Barrick NA Finance LLC (Diversified Metals & Mining)	5.75	5/1/43	1,499
4,327	Berkshire Hathaway, Inc. (Insurance)	3.20	2/11/15	4,460
3,299	CC Holdings GS V LLC (Wireless Telecommunication Services)	3.85	4/15/23	3,088
1,850	Cisco Systems, Inc. (Communications Equipment)	5.50	2/22/16	2,035
2,125	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	2,249
4,899	Citigroup, Inc. (Diversified Financial Services)	2.50	9/26/18	4,924
1,489	Citigroup, Inc. (Diversified Financial Services)	6.68	9/13/43	1,713
1,541	Comcast Corp. (Media)	4.65	7/15/42	1,435
3,169	Digital Realty Trust LP (Real Estate Investment Trusts)	5.88	2/1/20	3,371
883	Dominion Resources, Inc. (Multi-Utilities)	1.95	8/15/16	898
707	eBay, Inc. (Internet Software & Services), Callable 1/15/42 @ 100.00	4.00	7/15/42	599
2,242	Enterprise Products Operating LLC (Commercial Banks)	4.85	3/15/44	2,108
2,372	ERAC USA Finance Co. (Diversified Financial Services) (a)	5.25	10/1/20	2,608
658	ERAC USA Finance Co. (Diversified Financial Services) (a)	5.60	5/1/15	699
2,107	ERAC USA Finance LLC (Diversified Financial Services) (a)	2.80	11/1/18	2,133
1,932	Exelon Generation Co. LLC (Independent Power Producers & Energy Traders)	6.20	10/1/17	2,184
1,733	Express Scripts Holding Co. (Personal Products)	2.65	2/15/17	1,786
2,058	Fidelity National Information Services, Inc. (Data Processing & Outsourced Services), Callable 1/15/23 @ 100.00	3.50	4/15/23	1,876
3,302	Fifth Third Bank, Series BKNT (Commercial Banks), Callable 1/28/18 @ 100.00	1.45	2/28/18	3,218
1,112	Ford Motor Credit Co. LLC (Diversified Financial Services)	4.38	8/6/23	1,118
3,444	Ford Motor Credit Co. LLC (Diversified Financial Services)	5.00	5/15/18	3,836
2,600	General Electric Capital Corp., Series C (Diversified Financial Services), Callable 6/15/23 @ 100.00, Perpetual Bond (b)	5.25	—	2,431
4,000	General Electric Capital Corp., Series B (Diversified Financial Services), Callable 12/15/22 @ 100.00, Perpetual Bond (b)	6.25	—	4,130
1,360	General Electric Co. (Industrial Conglomerates)	4.13	10/9/42	1,256
1,111	General Electric Co. (Industrial Conglomerates)	5.25	12/6/17	1,258
5,042	Goldman Sachs Group, Inc. (Capital Markets)	2.90	7/19/18	5,131
1,308	Intel Corp. (Semiconductors & Semiconductor Equipment)	1.95	10/1/16	1,345
3,514	Intel Corp. (Semiconductors & Semiconductor Equipment)	4.25	12/15/42	3,105
1,159	Intel Corp. (Semiconductors & Semiconductor Equipment)	4.80	10/1/41	1,130

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$5,190	JPMorgan Chase & Co. (Diversified Financial Services)	1.63	5/15/18	$5,082
1,679	KeyBank NA, Series BKNT (Commercial Banks)	1.65	2/1/18	1,651
4,554	Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 2/15/42 @ 100.00	5.00	8/15/42	4,206
3,998	Lazard Group LLC (Capital Markets)	4.25	11/14/20	3,989
2,222	Macy's Retail Holdings, Inc. (Multiline Retail), Callable 8/15/42 @ 100.00	4.30	2/15/43	1,875
1,522	MassMutual Global Funding LLC (Thrifts & Mortgage Finance) (a)	2.00	4/5/17	1,526
1,074	MidAmerican Energy Holdings Co. (Electric Utilities)	6.13	4/1/36	1,220
6,003	Morgan Stanley (Capital Markets)	5.00	11/24/25	6,021
1,054	Mylan, Inc. (Pharmaceuticals) (a)	1.80	6/24/16	1,075
2,394	Newmont Mining Corp. (Metals & Mining)	6.25	10/1/39	2,118
1,148	Pacific Gas & Electric Co. (Independent Power Producers & Energy Traders), Callable 5/15/43 @ 100.00	5.13	11/15/43	1,185
3,967	PNC Bank NA (Commercial Banks), Callable 12/28/15 @ 100.00	0.80	1/28/16	3,958
2,300	Sabmiller Holdings, Inc. (Beverages) (a)	2.45	1/15/17	2,355
1,799	TC Pipelines LP (Oil, Gas & Consumable Fuels)	4.65	6/15/21	1,820
1,357	The Dow Chemical Co. (Chemicals), Callable 5/15/42 @ 100.00	4.38	11/15/42	1,191
1,460	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 8/1/43 @ 100.00	5.30	2/1/44	1,476
1,490	Time Warner, Inc. (Media)	4.90	6/15/42	1,414
1,530	Toyota Motor Credit Corp., MTN (Diversified Financial Services)	3.20	6/17/15	1,591
6,841	Verizon Communications, Inc. (Diversified Telecommunication Services)	6.55	9/15/43	8,004
4,430	Wal-Mart Stores, Inc. (Specialty Retail)	1.95	12/15/18	4,414
1,418	WellPoint, Inc. (Health Care Providers & Services)	5.10	1/15/44	1,406
3,241	Wells Fargo & Co. (Commercial Banks)	1.25	2/13/15	3,268
963	Zoetis, Inc. (Personal Products), Callable 8/1/42 @ 100.00	4.70	2/1/43	900
	Total Corporate Bonds			161,561
	Yankee Dollars — 19.44%
1,188	Allied World Assurance Co. Ltd. (Insurance)	5.50	11/15/20	1,285
4,564	AstraZeneca PLC (Pharmaceuticals)	1.95	9/18/19	4,435
1,741	Barrick (PD) Australia Finance Pty Ltd. (Metals & Mining)	5.95	10/15/39	1,506
1,507	Barrick International (Barbados) Corp. (Metals & Mining) (a)	6.35	10/15/36	1,350
3,626	BNP Paribas, MTN (Diversified Banks)	2.40	12/12/18	3,615
1,986	BP Capital Markets PLC (Oil, Gas & Consumable Fuels)	2.25	11/1/16	2,055
2,359	Ensco PLC (Energy Equipment & Services)	4.70	3/15/21	2,496
1,826	Fairfax Financial Holdings Ltd. (Insurance) (a)	5.80	5/15/21	1,851
2,537	Japan Tobacco, Inc. (Tobacco) (a)	2.10	7/23/18	2,530
4,120	Kinross Gold Corp. (Metals & Mining)	5.13	9/1/21	3,966
1,351	Lloyds Banking Group PLC (Diversified Banks)	2.30	11/27/18	1,347
1,403	Perrigo Co. PLC (Pharmaceuticals), Callable 5/15/43 @ 100.00 (a)	5.30	11/15/43	1,377
2,516	SoftBank Corp. (Wireless Telecommunication Services) (a)	4.50	4/15/20	2,453
2,292	TSMC Global Ltd. (Semiconductors & Semiconductor Equipment) (a)	1.63	4/3/18	2,195
1,858	Volkswagen International Finance N.V. (Diversified Financial Services) (a)	2.38	3/22/17	1,906
614	Weatherford Bermuda Holdings Ltd. (Energy Equipment & Services)	5.13	9/15/20	660
1,618	Weatherford Bermuda Holdings Ltd. (Energy Equipment & Services), Callable 10/17/41 @ 100.00	5.95	4/15/42	1,621

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (concluded) — December 31, 2013 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$1,094	Weatherford International Ltd. (Energy Equipment & Services)	6.50	8/1/36	$1,141
1,977	Wesfarmers Ltd. (Multiline Retail) (a)	1.87	3/20/18	1,921
3,991	Woodside Finance Ltd. (Thrifts & Mortgage Finance), Callable 2/10/21 @ 100.00 (a)	4.60	5/10/21	4,180
	Total Yankee Dollars			43,890
	Preferred Stocks — 2.10%
45,975	Arch Capital Group Ltd., Series C (Insurance) Callable 4/2/17 @ 25.00			1,054
32,025	PNC Financial Services Group, Inc., Series P (Regional Banks) Callable 5/1/22 @ 25.00			809
18,300	Public Storage, Inc., Series U (Real Estate Investment Trusts) Callable 6/15/17 @ 25.00			370
29,725	Reinsurance Group of America (Insurance) Callable 9/15/22 @ 25.00			721
67,800	U.S. Bancorp, Series F (Commercial Banks) Callable 1/15/22 @ 25.00			1,783
	Total Preferred Stocks			4,737
	Time Deposit — 0.44%
$1,000	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	1/2/14	1,000
	Total Time Deposit			1,000
	Mutual Fund — 4.66%
10,517,156	SSgA U.S. Government Money Market Fund (c)	0.00		10,517
	Total Mutual Fund			10,517
	Total Investments (cost $223,715) — 98.20%			221,705
	Other assets in excess of liabilities — 1.80%			4,071
	Net Assets — 100.00%			$225,776
(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	A perpetual bond is one with no maturity date that pays a fixed interest rate forever.
(c)	The rate disclosed is the rate in effect on December 31, 2013.

MTN — Medium Term Note

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments — December 31, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Asset Backed Securities — 1.07%
$350	Ally Auto Receivables Trust, Series 2012-4, Class A3	0.59	1/17/17	$350
600	Capital One Multi-Asset Execution Trust, Series 2006-A3, Class A3	5.05	12/17/18	654
100	CarMax Auto Owner Trust, Series 2012-2, Class A4	1.16	12/15/17	101
550	Citibank Credit Card Issuance Trust, Series 2005-A5, Class A5	4.55	6/20/17	582
350	Honda Auto Receivables Owner Trust, Series 2012-3, Class A4	0.74	10/15/18	351
100	Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A3	0.59	2/15/16	100
210	Nissan Auto Lease Trust, Series 2013-A, Class A4	0.74	10/15/18	210
350	Nissan Auto Receivables Owner Trust, Series 2012-A, Class A4	1.00	7/16/18	352
	Total Asset Backed Securities			2,700
	Collateralized Mortgage Obligations — 5.39%
370	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PW10, Class A4	5.41	12/11/40	393
900	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class AM	5.35	1/15/46	966
500	Commercial Mortgage Trust, Series 2012-CR1, Class A2	2.35	5/15/45	508
400	Commercial Mortgage Trust, Series 2013-CR8, Class A5	3.61	6/10/46	394
997	CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A4	5.23	10/15/15	1,054
860	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM	5.28	4/10/37	913
393	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4	5.82	7/10/38	429
1,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A3	2.83	10/15/45	940
1,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A4	5.04	3/15/46	1,031
115	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AM	5.38	10/15/16	124
485	Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	5.74	8/12/43	531
656	Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3	5.86	11/12/16	675
1,745	Morgan Stanley Capital I, Series 2007-HQ11, Class A4	5.45	2/12/44	1,908
1,310	Morgan Stanley Capital I, Series 2007-IQ15, Class A4	5.91	7/11/17	1,462
875	Morgan Stanley Capital I Trust, Series 2006-HQ9, Class A4	5.73	7/12/44	953
250	UBS Commercial Mortgage Trust, Series 2012-C1, Class AAB	3.00	5/10/45	252
1,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3	6.01	6/15/45	1,098
	Total Collateralized Mortgage Obligations			13,631
	U.S. Government Agency Mortgages — 95.38%
1,014	Fannie Mae, Pool #MA1210	2.50	9/1/49	1,004
215	Fannie Mae, Pool #AU6387	2.50	11/1/28	213
394	Fannie Mae, Pool #AU4798	2.50	9/1/28	391
779	Fannie Mae, Pool #A03019	2.50	5/1/27	773
382	Fannie Mae, Pool #AU5334	2.50	11/1/28	379
298	Fannie Mae, Pool #AS0513	2.50	8/1/43	270
97	Fannie Mae, Pool #MA1270	2.50	11/1/32	92
489	Fannie Mae, Pool #AU2619	2.50	8/1/28	485
840	Fannie Mae, Pool #AP4742	2.50	8/1/27	834
950	Fannie Mae, Pool #MA1277	2.50	12/1/27	944
97	Fannie Mae, Pool #MA1511	2.50	7/1/33	92
1,450	Fannie Mae, Pool #AJ1300	2.92	10/1/41	1,524
661	Fannie Mae, Pool #AB4483	3.00	2/1/27	675
590	Fannie Mae, Pool #AB8897	3.00	4/1/43	561
593	Fannie Mae, Pool #AT0682	3.00	4/1/43	563
2,077	Fannie Mae, Pool #AP6375	3.00	9/1/42	1,974
938	Fannie Mae, Pool #MA1307	3.00	1/1/33	924

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$847	Fannie Mae, Pool #AK0006	3.00	1/1/27	$865
544	Fannie Mae, Pool #AK8522	3.00	3/1/27	556
287	Fannie Mae, Pool #MA1401	3.00	4/1/33	282
189	Fannie Mae, Pool #MA1338	3.00	2/1/33	188
2,157	Fannie Mae, Pool #AB7099	3.00	11/1/42	2,050
1,266	Fannie Mae, Pool #AK3302	3.00	3/1/27	1,293
392	Fannie Mae, Pool #MA1527	3.00	8/1/33	386
600	Fannie Mae, Pool #AP8746	3.00	10/1/42	570
1,324	Fannie Mae, Pool #AO0752	3.00	4/1/42	1,259
1,014	Fannie Mae, Pool #AP2465	3.00	8/1/42	964
1,836	Fannie Mae, Pool #AP6493	3.00	9/1/42	1,746
599	Fannie Mae, Pool #AT7311	3.00	7/1/43	569
526	Fannie Mae, Pool #AT7263	3.00	9/1/43	500
188	Fannie Mae, Pool #AU7890	3.00	9/1/28	192
70	Fannie Mae, Pool #AR7426	3.00	7/1/43	67
2,511	Fannie Mae, Pool #AQ7920	3.00	12/1/42	2,388
98	Fannie Mae, Pool #AT1575	3.00	5/1/43	93
497	Fannie Mae, Pool #AS0302	3.00	8/1/43	473
590	Fannie Mae, Pool #AT2127	3.00	4/1/43	560
1,187	Fannie Mae, Pool #AU3735	3.00	8/1/43	1,128
2,435	Fannie Mae, Pool #AB4689	3.50	3/1/42	2,422
3,230	Fannie Mae, Pool #AO8137	3.50	8/1/42	3,212
1,113	Fannie Mae, Pool #AP9390	3.50	10/1/42	1,107
2,390	Fannie Mae, Pool #AB6017	3.50	8/1/42	2,376
74	Fannie Mae, Pool #MA1021	3.50	3/1/27	78
71	Fannie Mae, Pool #AJ6181	3.50	12/1/26	74
204	Fannie Mae, Pool #AK0706	3.50	2/1/27	214
697	Fannie Mae, Pool #MA1059	3.50	5/1/32	709
711	Fannie Mae, Pool #MA1107	3.50	7/1/32	724
4,063	Fannie Mae, Pool #AK7497	3.50	4/1/42	4,040
816	Fannie Mae, Pool #AO3760	3.50	5/1/42	811
985	Fannie Mae, Pool #AQ0546	3.50	11/1/42	980
2,108	Fannie Mae, Pool #AL1717	3.50	5/1/27	2,206
2,841	Fannie Mae, Pool #AO2548	3.50	4/1/42	2,825
1,059	Fannie Mae, Pool #MA0641	4.00	2/1/31	1,106
878	Fannie Mae, Pool #AC7328	4.00	12/1/39	904
198	Fannie Mae, Pool #AB6027	4.00	8/1/42	204
457	Fannie Mae, Pool #MA0493	4.00	8/1/30	478
516	Fannie Mae, Pool #AI6016	4.00	7/1/41	532
4,182	Fannie Mae, Pool #AH6242	4.00	4/1/26	4,435
1,341	Fannie Mae, Pool #AJ7857	4.00	12/1/41	1,381
1,874	Fannie Mae, Pool #AJ7689	4.00	12/1/41	1,930
3,166	Fannie Mae, Pool #190405	4.00	10/1/40	3,261
1,399	Fannie Mae, Pool #AJ5303	4.00	11/1/41	1,441
398	Fannie Mae, Pool #AT3872	4.00	6/1/43	410
94	Fannie Mae, Pool #AH3394	4.00	1/1/41	96

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$834	Fannie Mae, Pool #AH5859	4.00	2/1/41	$859
146	Fannie Mae, Pool #AA0860	4.50	1/1/39	154
1,369	Fannie Mae, Pool #AH9055	4.50	4/1/41	1,451
295	Fannie Mae, Pool #AB1389	4.50	8/1/40	312
720	Fannie Mae, Pool #AI4815	4.50	6/1/41	763
1,440	Fannie Mae, Pool #AL1107	4.50	11/1/41	1,525
299	Fannie Mae, Pool #AU5302	4.50	10/1/43	317
85	Fannie Mae, Pool #AB0390	4.50	3/1/15	90
544	Fannie Mae, Pool #AA9781	4.50	7/1/24	579
332	Fannie Mae, Pool #AB0388	4.50	4/1/19	352
789	Fannie Mae, Pool #MA0481	4.50	8/1/30	841
467	Fannie Mae, Pool #254720	4.50	5/1/18	497
633	Fannie Mae, Pool #AB3192	4.50	6/1/41	671
144	Fannie Mae, Pool #982892	4.50	5/1/23	153
5,426	Fannie Mae, Pool #AH7521	4.50	3/1/41	5,751
238	Fannie Mae, Pool #MA0511	4.50	9/1/30	253
2,721	Fannie Mae, Pool #889117	5.00	10/1/35	2,964
175	Fannie Mae, Pool #MA0184	5.00	9/1/29	191
2	Fannie Mae, Pool #650196	5.00	11/1/17	2
258	Fannie Mae, Pool #725238	5.00	3/1/34	281
3,238	Fannie Mae, Pool #AH5988	5.00	3/1/41	3,518
5	Fannie Mae, Pool #868986	5.00	5/1/21	6
470	Fannie Mae, Pool #725504	5.00	1/1/19	501
484	Fannie Mae, Pool #796663	5.00	9/1/19	518
225	Fannie Mae, Pool #545400	5.50	1/1/17	240
73	Fannie Mae, Pool #545900	5.50	7/1/17	78
10	Fannie Mae, Pool #630942	5.50	2/1/17	11
2,821	Fannie Mae, Pool #AD0527	5.50	6/1/39	3,097
5	Fannie Mae, Pool #A79636	5.50	7/1/38	6
13	Fannie Mae, Pool #A69671	5.50	12/1/37	14
4,125	Fannie Mae, Pool #890221	5.50	12/1/33	4,549
132	Fannie Mae, Pool #AL0725	5.50	6/1/24	141
106	Fannie Mae, Pool #909662	5.50	2/1/22	116
90	Fannie Mae, Pool #627241	5.50	9/1/17	95
196	Fannie Mae, Pool #976945	5.50	2/1/23	215
144	Fannie Mae, Pool #625938	5.50	3/1/17	153
195	Fannie Mae, Pool #949500	5.50	9/1/22	214
3,133	Fannie Mae, Pool #959451	6.00	12/1/37	3,471
3,802	Fannie Mae, Pool #725228	6.00	3/1/34	4,267
590	Fannie Mae, Pool #AL0583	6.50	10/1/39	655
179	Fannie Mae, Pool #888596	6.50	7/1/37	198
777	Fannie Mae, Pool #889984	6.50	10/1/38	863
904	Fannie Mae, Pool #AE0442	6.50	1/1/39	1,004
2,400	Fannie Mae, 15 YR TBA	2.50	1/25/29	2,375
900	Fannie Mae, 15 YR TBA	3.00	1/25/29	918
200	Fannie Mae, 15 YR TBA	3.50	1/25/29	209

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$300	Fannie Mae, 30 YR TBA	2.50	1/25/44	$271
5,000	Fannie Mae, 30 YR TBA	4.00	1/25/44	5,148
500	Fannie Mae, 30 YR TBA	4.50	1/25/43	530
800	Fannie Mae, 30 YR TBA	5.00	1/25/43	869
496	Freddie Mac, Pool #849138	2.46	10/1/43	500
468	Freddie Mac, Pool #G18459	2.50	3/1/28	464
68	Freddie Mac, Pool #G18472	2.50	7/1/28	68
489	Freddie Mac, Pool #J18954	2.50	4/1/27	485
198	Freddie Mac, Pool #J25585	2.50	9/1/28	196
319	Freddie Mac, Pool #J22874	2.50	3/1/28	316
466	Freddie Mac, Pool #J25016	2.50	8/1/28	462
586	Freddie Mac, Pool #J23440	2.50	4/1/28	581
198	Freddie Mac, Pool #G18485	2.50	10/1/28	196
500	Freddie Mac, Pool #G18470	2.50	6/1/28	496
2,287	Freddie Mac, Pool #1B7911	2.72	12/1/40	2,387
30	Freddie Mac, Pool #Q18882	3.00	5/1/43	29
500	Freddie Mac, Pool #Q20964	3.00	8/1/43	474
599	Freddie Mac, Pool #Q16222	3.00	3/1/43	568
1,084	Freddie Mac, Pool #G08537	3.00	7/1/43	1,028
487	Freddie Mac, Pool #G08525	3.00	5/1/43	462
480	Freddie Mac, Pool #C04446	3.00	1/1/43	455
463	Freddie Mac, Pool #C91581	3.00	11/1/32	457
872	Freddie Mac, Pool #G08534	3.00	6/1/43	827
297	Freddie Mac, Pool #C91724	3.00	9/1/33	293
853	Freddie Mac, Pool #Q21065	3.00	8/1/43	809
99	Freddie Mac, Pool #Q18599	3.00	6/1/43	94
289	Freddie Mac, Pool #K90311	3.00	4/1/33	286
24	Freddie Mac, Pool #Q13086	3.00	11/1/42	22
100	Freddie Mac, Pool #C03920	3.50	5/1/42	99
400	Freddie Mac, Pool #Q08903	3.50	6/1/42	397
800	Freddie Mac, Pool #C91456	3.50	6/1/32	816
455	Freddie Mac, Pool #C91403	3.50	3/1/32	464
3,463	Freddie Mac, Pool #G08495	3.50	6/1/42	3,440
152	Freddie Mac, Pool #G08483	4.00	3/1/42	157
750	Freddie Mac, Pool #J11263	4.00	11/1/19	792
202	Freddie Mac, Pool #Q04411	4.00	11/1/41	208
94	Freddie Mac, Pool #G14786	4.00	4/1/19	99
4,494	Freddie Mac, Pool #A96286	4.00	1/1/41	4,620
473	Freddie Mac, Pool #G08459	4.00	9/1/41	486
11	Freddie Mac, Pool #B12556	4.00	3/1/14	12
168	Freddie Mac, Pool #Q05770	4.00	1/1/42	172
462	Freddie Mac, Pool #G14453	4.00	6/1/26	488
318	Freddie Mac, Pool #J09503	4.50	4/1/24	341
100	Freddie Mac, Pool #357316	4.50	12/1/17	106
265	Freddie Mac, Pool #E02862	4.50	3/1/26	284
619	Freddie Mac, Pool #A97495	4.50	3/1/41	655

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$6,753	Freddie Mac, Pool #A97692	4.50	3/1/41	$7,158
431	Freddie Mac, Pool #J09311	4.50	2/1/24	462
152	Freddie Mac, Pool #J07849	4.50	5/1/23	163
43	Freddie Mac, Pool #1G2883	4.88	6/1/38	45
3,193	Freddie Mac, Pool #G04913	5.00	3/1/38	3,439
200	Freddie Mac, Pool #E96297	5.00	5/1/18	212
369	Freddie Mac, Pool #G13255	5.00	7/1/23	398
1,987	Freddie Mac, Pool #C01598	5.00	8/1/33	2,151
72	Freddie Mac, Pool #G30371	5.50	12/1/27	79
910	Freddie Mac, Pool #G06031	5.50	3/1/40	992
2,719	Freddie Mac, Pool #G01665	5.50	3/1/34	2,990
14	Freddie Mac, Pool #G06091	5.50	5/1/40	15
84	Freddie Mac, Pool #G30414	5.50	7/1/28	92
1,355	Freddie Mac, Pool #G02794	6.00	5/1/37	1,500
288	Freddie Mac, Pool #G03551	6.00	11/1/37	318
148	Freddie Mac, Pool #A62706	6.00	6/1/37	164
181	Freddie Mac, Pool #G05709	6.00	6/1/38	201
1,900	Freddie Mac, Gold 15 YR TBA	2.50	1/15/29	1,882
2,800	Freddie Mac, Gold 15 YR TBA	3.00	1/15/29	2,852
1,600	Freddie Mac, Gold 15 YR TBA	3.50	1/15/29	1,668
100	Freddie Mac, Gold 30 YR TBA	2.50	1/15/44	90
3,500	Freddie Mac, Gold 30 YR TBA	3.00	1/15/44	3,315
4,400	Freddie Mac, Gold 30 YR TBA	3.50	1/15/44	4,367
1,800	Freddie Mac, Gold 30 YR TBA	4.00	1/15/44	1,849
269	Government National Mortgage Association, Pool #MA0483	2.00	10/20/42	279
279	Government National Mortgage Association, Pool #MA0719	2.00	1/20/43	288
98	Government National Mortgage Association, Pool #MA1109	2.00	6/20/43	101
259	Government National Mortgage Association, Pool #MA0712	2.50	1/20/43	268
199	Government National Mortgage Association, Pool #MA1283	2.50	9/20/43	183
187	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	185
97	Government National Mortgage Association, Pool #MA1133	2.50	7/20/28	97
183	Government National Mortgage Association, Pool #MA0601	2.50	12/20/27	183
192	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	186
497	Government National Mortgage Association, Pool #AG0440	3.00	8/15/43	481
499	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	483
266	Government National Mortgage Association, Pool #MA0444	3.00	10/20/27	273
671	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	650
499	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	483
3,216	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	3,113
397	Government National Mortgage Association, Pool #AD8433	3.00	7/15/43	384
197	Government National Mortgage Association, Pool #MA1265	3.00	9/20/28	202
488	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	472
352	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	362
2,571	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	2,598
823	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	832
954	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	964

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$385	Government National Mortgage Association, Pool #738602	3.50	8/15/26	$402
939	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	948
482	Government National Mortgage Association, Pool #778157	3.50	3/15/42	486
393	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	397
1,061	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	1,072
2,152	Government National Mortgage Association, Pool #005139	4.00	8/20/41	2,242
119	Government National Mortgage Association, Pool #779401	4.00	6/15/42	124
464	Government National Mortgage Association, Pool #MA0319	4.00	8/20/42	483
574	Government National Mortgage Association, Pool #753254	4.00	9/15/43	598
397	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	413
281	Government National Mortgage Association, Pool #738710	4.00	9/15/41	293
448	Government National Mortgage Association, Pool #713876	4.00	8/15/39	466
479	Government National Mortgage Association, Pool #MA0701	4.50	1/20/43	514
3,958	Government National Mortgage Association, Pool #004801	4.50	9/20/40	4,259
551	Government National Mortgage Association, Pool #005260	4.50	12/20/41	590
185	Government National Mortgage Association, Pool #MA1092	4.50	6/20/43	199
2,831	Government National Mortgage Association, Pool #721760	4.50	8/15/40	3,051
2,436	Government National Mortgage Association, Pool #717148	4.50	5/15/39	2,626
609	Government National Mortgage Association, Pool #782523	5.00	11/15/35	666
363	Government National Mortgage Association, Pool #712690	5.00	4/15/39	395
76	Government National Mortgage Association, Pool #MA0465	5.00	10/20/42	83
3,474	Government National Mortgage Association, Pool #004559	5.00	10/20/39	3,804
337	Government National Mortgage Association, Pool #604285	5.00	5/15/33	369
919	Government National Mortgage Association, Pool #782468	5.00	11/15/38	998
163	Government National Mortgage Association, Pool #675179	5.00	3/15/38	176
523	Government National Mortgage Association, Pool #694531	5.00	11/15/38	568
7	Government National Mortgage Association, Pool #673496	5.00	4/15/38	7
384	Government National Mortgage Association, Pool #MA0538	5.50	11/20/42	425
203	Government National Mortgage Association, Pool #658181	5.50	11/15/36	224
776	Government National Mortgage Association, Pool #510835	5.50	2/15/35	862
400	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	442
657	Government National Mortgage Association, Pool #783284	5.50	6/20/40	724
320	Government National Mortgage Association, Pool #004222	6.00	8/20/38	360
365	Government National Mortgage Association, Pool #004245	6.00	9/20/38	405
1,026	Government National Mortgage Association, Pool #781959	6.00	7/15/35	1,150
4	Government National Mortgage Association, Pool #690789	6.50	5/15/38	4
103	Government National Mortgage Association, Pool #695773	6.50	11/15/38	115
193	Government National Mortgage Association, Pool #699237	6.50	9/15/38	215
147	Government National Mortgage Association, Pool #694642	6.50	8/15/38	164
200	Government National Mortgage Association, 30 YR TBA	2.50	1/15/44	184
600	Government National Mortgage Association, 30 YR TBA	3.00	2/15/44	579
4,200	Government National Mortgage Association, 30 YR TBA	3.00	2/20/44	4,058
1,200	Government National Mortgage Association, 30 YR TBA	3.50	1/15/44	1,209
5,100	Government National Mortgage Association, 30 YR TBA	3.50	1/20/44	5,146

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (concluded) — December 31, 2013 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$3,400	Government National Mortgage Association, 30 YR TBA	4.00	1/20/44	$3,535
1,400	Government National Mortgage Association, 30 YR TBA	4.00	1/15/44	1,455
700	Government National Mortgage Association, 30 YR TBA	4.50	1/20/44	748
	Total U.S. Government Agency Mortgages			241,332
	Mutual Funds — 14.32%
5,128,559	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares (a)	0.00		5,129
31,103,411	SSgA Treasury Money Market Fund (a)	0.00		31,103
	Total Mutual Funds			36,232
	Total Investments Before TBA Sale Commitments (cost $295,833) — 116.16%			293,895
	TBA Sale Commitments (b) — (4.85)%
$(100)	Fannie Mae, 15 YR TBA	5.50	1/25/29	(106)
(1,950)	Fannie Mae, 15 YR TBA	4.00	1/25/28	(2,067)
(5,000)	Fannie Mae, 30 YR TBA	6.00	1/25/44	(5,546)
(800)	Fannie Mae, 30 YR TBA	5.50	1/25/43	(880)
(2,000)	Fannie Mae, 30 YR TBA	3.50	1/25/42	(1,987)
(400)	Freddie Mac, Gold 30 YR TBA	5.00	1/15/44	(431)
(100)	Freddie Mac, Gold 30 YR TBA	5.50	1/15/43	(109)
(100)	Government National Mortgage Association, 30 YR TBA	5.00	1/15/43	(108)
(1,000)	Government National Mortgage Association, 30 YR TBA	4.50	1/15/44	(1,067)
	Total TBA Sale Commitments			(12,301)
	Liabilities in excess of other assets — (11.31)%			(28,618)
	Net Assets — 100.00%			$252,976
(a)	The rate disclosed is the rate in effect on December 31, 2013.
(b)	Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Portfolio of Investments.)

TBA — Security is subject to delayed delivery

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments — December 31, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 96.75%
	Arizona — 5.55%
$650	Arizona State Transportation Board Grant Anticipation Notes, Revenue, Series A	5.00	7/1/17	$740
500	Phoenix Arizona Civic Improvement Corp. Excise Tax Revenue, Senior Lien, Series A	3.00	7/1/15	520
				1,260
	California — 3.56%
765	California State, GO	5.00	4/1/15	810
	Colorado — 2.35%
500	Colorado Springs Co. Utilities Revenue, Series C-1	4.00	11/15/15	533
	Delaware — 3.07%
670	New Castle County Delaware, GO, Series A	3.00	7/15/15	698
	Florida — 4.21%
500	JEA Florida Electric System Revenue, Series 3-D-1	3.00	10/1/14	510
255	Port St. Lucie Florida Utility Revenue (NATL-RE)	5.00	9/1/16	281
150	Tallahassee Florida Energy System Revenue	5.00	10/1/16	167
				958
	Illinois — 11.32%
755	Cook County Township Illinois High School District #211 Palatine/Schaumburg, GO	1.00	12/1/14	759
300	Cook County Illinois Community College District No. 535 Oakton, GO	4.00	12/1/14	310
500	Kane County Illinois Forest Preserve District, GO	4.00	12/15/15	534
310	Lake County Illinois Adlai E. Stevenson High School District No. 125 Prairie, GO, Callable 1/1/15 @ 100.00	5.00	1/1/19	325
90	Lake County Illinois Adlai E. Stevenson High School District No. 125 Prairie, GO, Callable 1/1/15 @ 100.00	5.00	1/1/19	94
500	Regional Transportation Authority Revenue (AGM/GO of Authority)	5.75	6/1/16	552
				2,574
	Iowa — 3.68%
250	Waukee Iowa Community School District, Capital Loan Notes, GO, Series A	4.00	6/1/14	254
500	West Des Moines Iowa, GO, Series B	5.00	6/1/18	581
				835
	Michigan — 11.78%
400	Grand Rapids Michigan Water Supply System Revenue	4.00	1/1/15	414
1,000	Michigan State, GO, Series A	4.00	11/1/16	1,094
600	Michigan State Comprehensive Transportation Revenue	5.00	11/15/14	625
500	Michigan State Trunk Line Revenue (NATL-RE/FGIC)	5.25	11/1/15	543
				2,676
	Nebraska — 3.96%
900	Nebraska Public Power District Revenue, Series A (NATL-RE/FGIC)	5.00	1/1/14	900
	New Jersey — 2.68%
600	Lacey New Jersey Municipal Utilities Authority Revenue	2.00	12/1/14	609
	New Mexico — 2.53%
500	New Mexico Finance Authority State Transportation Revenue, Series A-2	5.00	12/15/17	576
	New York — 7.61%
1,500	New York City Transitional Finance Authority Revenue, Series D	5.00	11/1/17	1,730
	North Carolina — 1.79%
400	North Carolina State Turnpike Authority Monroe Connector System Appropriation Revenue	4.00	7/1/14	408
	Ohio — 3.37%
730	Ohio State, GO	3.00	11/1/15	766

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments (concluded) — December 31, 2013 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Pennsylvania — 1.71%
$380	South Eastern Pennsylvania School District York County, GO (State Aid Withholding)	2.00	2/15/16	$389
	Rhode Island — 2.27%
500	Rhode Island State Clean Water Finance Agency Pollution Control Revenue	4.75	10/1/22	517
	Tennessee — 2.58%
525	Tennessee State School Bond Authority Revenue, Series A	4.00	11/1/17	587
	Texas — 11.41%
735	Austin Texas Independent School District, GO, Series A	3.00	8/1/14	747
745	College Station Texas, GO	5.00	2/15/16	813
400	Hurst-Euless-Bedford Texas Independent School District, GO (PSF-GTD)	5.00	8/15/17	458
310	League City Texas, GO, Series A	4.00	2/15/15	323
250	Texas State University Systems Financing Revenue, Series A	4.00	3/15/14	252
				2,593
	Utah — 2.46%
500	Washington County Utah Water Conservancy District Revenue	5.25	10/1/16	560
	Washington — 6.09%
200	Cascade Water Alliance Washington Water System Revenue (AMBAC)	5.00	9/1/15	215
275	King County Washington, Go, Series B	4.00	12/1/16	302
800	Washington State Health Care Facilities Authority, Catholic Health, Revenue, Series A	5.00	2/1/16	865
				1,382
	Wisconsin — 2.77%
600	Madison Wisconsin Area Technical College, Promissory Notes, GO, Series B	3.00	3/1/16	631
	Total Municipal Bonds			21,992
	Mutual Fund — 2.24%
509,395	State Street Institutional Tax Free Money Market Fund, Institutional Shares (a)	0.00		509
	Total Mutual Fund			509
	Total Investments (cost $22,102) — 98.99%			22,501
	Other assets in excess of liabilities — 1.01%			229
	Net Assets — 100.00%			$22,730
(a)	The rate disclosed is the rate in effect on December 31, 2013.

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL-RE — Reinsurance provided by National Reinsurance

PSF-GTD — Public School Fund Guaranteed

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond
Portfolio of Investments — December 31, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 98.64%
	Alabama — 1.86%
$1,500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/18	$1,733
2,500	Birmingham Alabama Waterworks Board Water Revenue, Series A, Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/21	2,775
2,920	Birmingham Alabama Waterworks Board Water Revenue, Series A, Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/22	3,196
				7,704
	Alaska — 0.61%
2,265	Alaska Industrial Development & Export Authority Revenue, Revolving Fund, Series A, Callable 4/1/20 @ 100.00 (GO of Authority)	5.25	4/1/22	2,519
	Arizona — 0.46%
1,625	Phoenix Arizona Civic Improvement Corp. Transportation Excise Tax Revenue	5.00	7/1/18	1,886
	California — 15.40%
5,000	California State, GO, Callable 4/1/19 @ 100.00	5.50	4/1/21	5,714
5,000	California State, GO, Callable 10/1/19 @ 100.00	5.25	10/1/20	5,786
4,060	California State Department of Water Resources Revenue, Central Valley Project	5.25	7/1/22	4,065
5,000	California State Economic Recovery, GO, Series A, Callable 7/1/19 @ 100.00	5.00	7/1/20	5,839
5,000	California State Economic Recovery, GO, Series A	5.00	7/1/18	5,860
1,000	California State Public Works Board Lease Revenue, Department of Forestry & Fire, Series E	5.00	11/1/22	1,091
685	California Statewide Communities Development Authority, Multi-Family, Pioneer Park, Series T, AMT (GNMA)	6.10	12/20/20	686
2,661	Knightsen School District Lease Certificates California, Flexfund Program (a)	4.75	12/1/27	2,524
2,500	Los Angeles California Department of Water & Power System Revenue, Series A	5.00	7/1/20	2,964
1,650	Los Angeles California Department of Water & Power System Revenue, Series A	5.00	7/1/21	1,956
4,200	Los Angeles California Harbor Department Revenue, Series B, AMT (NATL-RE/FGIC)	5.00	8/1/16	4,636
5,000	Los Angeles California Harbor Department Revenue, Series C, Callable 8/1/19 @ 100.00	5.25	8/1/22	5,603
2,500	Los Angeles California Wastewater System Revenue, Series A	5.00	6/1/20	2,954
1,250	North Natomas California Community Facilities District Special Tax Revenue, Series E	5.00	9/1/18	1,356
5,000	Orange County California Sanitation District Wastewater Revenue, Series A	5.00	2/1/22	5,916
3,500	San Francisco California City & County Airports Commission International Terminal Revenue, AMT	5.25	5/1/18	4,007
2,500	University of California Revenue, Series Q, Callable 5/15/17 @ 101.00	5.25	5/15/23	2,826
				63,783
	Colorado — 1.26%
3,495	Colorado State Educational & Cultural Facilities Authority Revenue, Series B	5.00	4/1/19	3,921
1,150	Denver City & County Colorado Airport Revenue, Series A, AMT	5.00	11/15/19	1,281
				5,202
	Connecticut — 0.66%
2,420	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure	5.00	1/1/17	2,723
	Delaware — 0.16%
645	Delaware State Housing Authority Revenue, Single Family Mortgage, Series A, AMT (AGM)	5.80	7/1/35	657
	Florida — 8.92%
5,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	6.00	6/1/16	5,596
3,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	5.25	6/1/17	3,381
2,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	5.00	6/1/19	2,270
2,795	Clearwater Florida Water & Sewer Revenue, Series B	5.00	12/1/17	3,164

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Florida (continued)
$895	Escambia County Florida Housing Finance Authority, Single Family Mortgage Revenue (FHLMC/GNMA/FNMA)	4.63	10/1/28	$934
2,000	Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A	5.00	7/1/16	2,210
2,000	Florida State Municipal Power Agency Revenue, Series A, Callable 10/1/19 @ 100.00	5.25	10/1/22	2,235
4,475	Hillsborough County Port District Revenue, Tampa Port Authority Project, Series A, AMT, Callable 6/1/15 @ 100.00 (NATL-RE)	5.00	6/1/19	4,646
2,245	Hillsborough County Florida Solid Waste & Resource Recovery Revenue, Series A, AMT, Callable 9/1/16 @ 100.00 (AMBAC)	5.00	9/1/18	2,428
4,700	Lakeland Florida Energy System Revenue, Series B (AGM)	5.00	10/1/17	5,351
1,000	Lakeland Florida Electric & Water Revenue, ETM	5.75	10/1/19	1,093
3,250	Orlando & Orange County Expressway Authority Revenue, Series B	5.00	7/1/17	3,664
				36,972
	Georgia — 4.77%
3,650	Atlanta Georgia Water & Wastewater Revenue, Series A, Callable 11/1/19 @ 100.00	6.00	11/1/21	4,288
1,700	Atlanta Georgia Water & Wastewater Revenue, Series B	5.00	11/1/19	1,968
5,000	DeKalb County Georgia School District, Sales Tax, GO (State Aid Withholding)	4.00	11/1/17	5,572
4,500	Metropolitan Atlanta Georgia Rapid Transit Authority Sales Tax Revenue, Series A (NATL-RE)	5.00	7/1/19	5,236
1,000	Municipal Electric Authority of Georgia Revenue, SUB, Series D, Callable 7/1/18 @ 100.00	5.75	1/1/19	1,165
1,500	Savannah Georgia Economic Development Authority Solid Waste Disposal Revenue, Waste Management Project, Series A, AMT	5.50	7/1/16	1,620
				19,849
	Hawaii — 1.95%
6,100	Hawaii State Airports System Revenue, Series B, AMT	5.00	7/1/16	6,687
1,575	Hawaii State Department of Budget & Finance Special Purpose Revenue, Queens Health System, Series B (AMBAC) (b)	0.21	7/1/24	1,452
				8,139
	Idaho — 0.41%
170	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series E, Class III, AMT	5.30	1/1/22	170
1,545	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series B, Class III, AMT	5.40	7/1/28	1,566
				1,736
	Illinois — 6.07%
1,825	Chicago Illinois, GO, Series A, Callable 1/1/18 @ 100.00	5.00	1/1/19	1,965
2,500	Chicago Illinois, GO, Series A, Callable 1/1/15 @ 100.00 (AGM)	5.00	1/1/17	2,590
2,755	Chicago Illinois Certificates of Participation, Tax Increment Allocation Revenue, Diversey/Narragansett Project, Series NT, Callable 2/10/14 @ 100.00 (a)	7.46	2/15/26	2,095
325	Illinois State Educational Facilities Authority Revenue (c)	—	7/1/14	324
3,250	Illinois State, GO, Series A	5.00	4/1/20	3,579
2,500	Illinois State, GO	4.00	7/1/16	2,666
2,440	Illinois State, GO	5.00	7/1/17	2,702
3,000	Illinois State Sales Tax Revenue, Junior Obligation	5.00	6/15/17	3,398
2,500	Illinois State Unemployment Insurance Fund Building Receipts Revenue, Series B, Callable 6/15/15 @ 100.00	5.00	6/15/19	2,650
2,490	Railsplitter Tobacco Settlement Authority Illinois Revenue	5.00	6/1/17	2,778

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Illinois (continued)
$320	Rockford-Concord Commons Housing Finance Corp. Illinois Mortgage Revenue, Concord Commons Project, Series A (FHA)	6.15	11/1/22	$320
100	Upper Illinois River Valley Development Authority, Solid Waste Disposal Revenue, AMT (d)(e)	5.90	2/1/14	100
				25,167
	Indiana — 2.39%
5,550	Indiana State Finance Authority Environmental Facilities Revenue, Indianapolis Power & Light Co., Series C	4.90	1/1/16	5,946
1,655	Indianapolis Indiana Thermal Energy System Revenue (AGM)	5.00	10/1/17	1,845
2,000	Shelbyville Indiana Central Renovation School Building Corp. Revenue, First Mortgage, Callable 7/15/15 @ 100.00 (MBIA)	5.00	7/15/18	2,100
				9,891
	Louisiana — 1.90%
1,000	Louisiana Stadium & Exposition District, Series A	5.00	7/1/18	1,135
6,000	Tobacco Settlement Financing Corp. Louisiana Revenue, Series A	5.00	5/15/19	6,735
				7,870
	Maryland — 0.11%
435	Morgan State University Maryland Academic & Auxiliary Fees Revenue (MBIA)	6.05	7/1/15	446
	Massachusetts — 7.15%
1,690	Massachusetts State Clean Energy Cooperative Corp. Revenue	4.00	7/1/17	1,861
4,730	Massachusetts State Educational Financing Authority Revenue, Series K	5.00	7/1/19	5,118
2,315	Massachusetts State Development Finance Agency Revenue, Bentley University, Callable 7/1/20 @ 100.00	5.00	7/1/21	2,541
2,180	Massachusetts State Development Finance Agency Revenue, Bentley University, Callable 7/1/20 @ 100.00	5.00	7/1/22	2,360
2,920	Massachusetts State Development Finance Agency Revenue, Tufts Medical Center, Inc., Series I	5.25	1/1/21	3,234
4,170	Massachusetts State Health & Educational Facilities Authority Revenue, Northeastern University, Series A	5.00	10/1/17	4,723
1,390	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts Eye & Ear Infirmary, Series C	5.00	7/1/18	1,499
1,250	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts Eye & Ear Infirmary, Series C	5.00	7/1/19	1,342
1,000	Massachusetts State School Building Authority Sales Tax Revenue, Series B	5.00	10/15/16	1,122
5,000	Massachusetts State School Building Authority Sales Tax Revenue, Series B	5.00	10/15/18	5,848
				29,648
	Michigan — 5.39%
1,440	Detroit Michigan Water Supply System Revenue, Senior Lien, Series B, Callable 7/1/16 @ 100.00 (NATL-RE)	5.00	7/1/18	1,438
1,200	Kent Hospital Finance Authority Revenue, Spectrum Health Hospitals, Series A	5.00	11/15/16	1,333
2,500	Michigan State Finance Authority Revenue, State Revolving Fund, Clean Water	5.00	10/1/17	2,876
6,000	Michigan State Finance Authority Revenue, Series B, Callable 7/1/18 @ 100.00	5.00	7/1/21	6,751
1,750	Michigan State Finance Authority Revenue, State Revolving Fund, Clean Water	5.00	10/1/17	2,013
2,500	Michigan State Finance Authority Revenue, State Revolving Fund, Clean Water, Series C	4.38	8/20/14	2,526
2,000	Michigan State, GO, Series A	5.00	11/1/19	2,337
235	Michigan State Hospital Finance Authority Revenue, Series P, ETM (MBIA)	5.38	8/15/14	242
1,665	Wayne County Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Junior Lien, AMT, Callable 12/1/17 @ 100.00 (NATL-RE/FGIC)	5.00	12/1/22	1,774

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Michigan (continued)
$965	Wayne County Michigan Airport Authority Revenue, Detroit Metropolitan Airport, AMT, Callable 12/1/15 @ 100.00 (AGC-ICC MBIA)	4.75	12/1/18	$1,017
				22,307
	Missouri — 2.70%
2,500	Kansas City Missouri Airport Revenue, Series A, AMT	5.00	9/1/20	2,779
2,410	Missouri State Regional Convention & Sports Complex Authority Revenue, Series A	5.00	8/15/17	2,747
5,000	Missouri State Highways & Transit Commission State Road Revenue, Callable 5/1/17 @ 100.00	5.25	5/1/21	5,640
				11,166
	Nebraska — 0.00%
1,000	Nebraska Educational Finance Authority Revenue, Dana College, Series A (d)(e)	5.50	3/15/25	8
475	Nebraska Educational Finance Authority Revenue, Dana College, Series D, Callable 2/10/14 @ 100.00 (d)(e)	5.45	3/15/30	4
765	Nebraska Educational Finance Authority Revenue, Dana College, Series D, Callable 2/10/14 @ 100.00 (d)(e)	5.55	3/15/35	6
				18
	New Jersey — 2.46%
3,830	Casino Reinvestment Development Authority, New Jersey Revenue, Series A (MBIA)	5.00	6/1/16	3,940
2,425	New Jersey Building Authority Revenue, Series A	5.00	6/15/17	2,739
750	New Jersey State Health Care Facilities Finance Authority Revenue, Virtua Health, Inc.	5.00	7/1/19	855
2,500	New Jersey Economic Development Authority Revenue, School Facilities Construction, Series N-1, Callable 9/1/15 @ 100.00 (NATL-RE)	5.00	9/1/18	2,643
				10,177
	New York — 9.43%
1,435	Metropolitan Transportation Authority Revenue, Series A-2	5.00	11/15/16	1,608
1,500	Metropolitan Transportation Authority Revenue, Series C	5.00	11/15/18	1,734
2,000	Metropolitan Transportation Authority Revenue, Series G	5.00	11/15/17	2,294
3,250	New York State, GO, Series B	5.00	8/1/17	3,697
3,020	New York State, GO, Series E, Callable 8/1/19 @ 100.00	5.00	8/1/21	3,392
5,915	New York NY, GO, Series D	5.00	8/1/17	6,728
2,500	New York City Health & Hospital Corp. Revenue, Health System, Series A, Callable 2/15/20 @ 100.00 (GO of Corp.)	5.00	2/15/22	2,768
3,000	New York City Transitional Finance Authority Future Tax Revenue, Sub Series 13	5.00	11/1/17	3,461
2,835	New York City Transitional Finance Authority Future Tax Secured Bonds Revenue, Sub Series I	5.00	5/1/17	3,219
2,000	New York City Transitional Finance Authority Future Tax Revenue, Series E	5.00	11/1/18	2,339
640	New York State Housing Finance Agency Revenue, St. Philips Housing, Series A (FNMA)	4.05	11/15/16	656
85	New York State Housing Finance Agency Revenue, Multi-Family Housing, Northfield Apartment, Series A (SONYMA)	4.30	8/15/14	85
3,000	New York State Thruway Authority Revenue, Series A	5.00	5/1/19	3,444
3,000	Port Authority of New York & New Jersey NY Revenue, Consolidated 175th Series	5.00	12/1/17	3,452
200	Triborough Bridge & Tunnel Authority New York Revenue, General Purposes, Series A (GO of Authority)	5.20	1/1/20	208
				39,085

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	North Carolina — 0.66%
$3,000	Wake County Industrial Facilities & Pollution Control Financing Authority Revenue, Series E (b)	0.11	10/1/22	$2,714
	Ohio — 3.29%
6,535	Kent State University Revenue, Series B, Callable 5/1/19 @ 100.00 (Assured GTY)	5.00	5/1/22	7,215
990	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System, ETM (MBIA)	5.50	10/15/25	1,159
2,500	Montgomery County Ohio Revenue, Miami Valley Hospital, Series A, Callable 11/15/20 @ 100.00	5.75	11/15/22	2,816
1,875	Ohio State Capital Facilities Lease Appropriation Revenue, Administrative Building Fund Project, Series A	5.00	10/1/18	2,168
250	Ohio State Higher Education Facility Revenue, Kenyon College Project, Callable 7/1/15 @ 100.00 (b)	4.95	7/1/37	267
				13,625
	Oregon — 1.40%
5,120	Oregon State Department of Administrative Services Certificates of Participation, Series A	5.00	5/1/17	5,790
	Pennsylvania — 5.84%
1,230	Montgomery County Pennsylvania Industrial Development Authority Revenue, Acts Retirement-Life Communities, Inc., Series B, Callable 11/15/16 @ 100.00	5.00	11/15/17	1,331
2,960	Pennsylvania State Economic Development Finance Authority, Unemployment Compensation Revenue, Series B, Callable 1/1/18 @ 100.00	5.00	7/1/21	3,322
3,500	Pennsylvania State Economic Development Finance Authority, Unemployment Compensation Revenue, Series B, Callable 7/1/17 @ 100.00	5.00	1/1/22	3,896
2,500	Pennsylvania Intergovernmental Cooperative Authority, Special Tax Revenue	5.00	6/15/18	2,877
2,530	Pennsylvania State, GO	5.00	7/1/18	2,946
5,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania, Series A	5.00	9/1/17	5,706
1,590	Pittsburgh Pennsylvania Water & Sewer Authority Revenue, Series A (AGM)	5.00	9/1/19	1,825
2,000	University of Pittsburgh Revenue, Commonwealth Systems of Higher Education, Series B, Callable 3/15/19 @ 100.00 (GO of University)	5.50	9/15/21	2,327
				24,230
	Puerto Rico — 1.12%
1,380	Puerto Rico Electric Power Authority Power Revenue, Series TT	5.00	7/1/17	1,197
2,000	Puerto Rico Electric Power Authority Power Revenue, Series DDD	5.00	7/1/20	1,567
2,500	Puerto Rico Electric Power Authority Power Revenue, Series DDD, Callable 7/1/20 @ 100.00	5.00	7/1/22	1,847
				4,611
	South Carolina — 0.93%
3,500	Piedmont Municipal Power Agency Electric Revenue, Series A-2, Callable 1/1/21 @ 100.00	5.00	1/1/22	3,869
	South Dakota — 0.05%
215	Heartland Consumers Power District South Dakota Electric Revenue, ETM	6.38	1/1/16	227
	Texas — 7.49%
1,650	Allen Texas Independent School District, GO (PSF-GTD)	5.00	2/15/21	1,948
885	Bexar County Texas Housing Finance Corp., Multi-Family Housing Revenue, Perkin Square Project, Series A-1 (GNMA)	6.55	12/20/34	915
3,500	Dallas-Fort Worth Texas International Airport Revenue, Series E, AMT	5.00	11/1/19	3,911
20	Dallas Texas, GO, Series A, ETM	5.00	2/15/18	23
6,380	Dallas Texas, GO, Series A	5.00	2/15/18	7,379

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas (continued)
$5,000	Fort Worth Texas Independent School District, GO, Callable 2/15/18 @ 100.00 (PSF-GTD)	5.00	2/15/21	$5,598
2,000	Houston Texas Hotel Occupancy Tax & Special Revenue, Series A	5.00	9/1/20	2,202
2,345	Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/18	3,127
2,500	San Antonio Texas Electricity & Gas Revenue, Series D	5.00	2/1/18	2,889
2,500	Texas State College Student Loan, GO, AMT	5.50	8/1/19	3,011
				31,003
	Utah — 0.47%
1,500	Intermountain Power Agency Power Supply Revenue, Series A	5.00	7/1/17	1,702
235	Utah Housing Corp., Single Family Mortgage, SUB, Series D-2, Class III, AMT, Callable 2/10/14 @ 100.00	5.00	7/1/18	235
				1,937
	Washington — 2.88%
1,500	Energy Northwest Washington Electric Revenue, Columbia Station, Series A, Callable 7/1/16 @ 100.00	5.00	7/1/21	1,649
3,500	Energy Northwest Washington Electric Revenue, Columbia Station, Series A, Callable 7/1/16 @ 100.00	5.00	7/1/23	3,837
3,500	Energy Northwest Washington Electric Revenue, Project 3, Series A	5.25	7/1/18	4,103
1,000	Port of Seattle Washington, GO, AMT, Callable 6/1/21 @ 100.00	5.25	12/1/21	1,144
1,000	Washington State Health Care Facilities Authority Revenue, Providence Health & Services, Series B	5.00	10/1/19	1,153
				11,886
	Wisconsin — 0.45%
1,625	Wisconsin State, GO, Series 1	5.00	5/1/17	1,849
	Total Municipal Bonds			408,686
	Corporate Bond — 0.00%
3,939	ASC Equipment (Diversified Financial Services) (d)(f)	5.13	3/1/08	—
	Total Corporate Bond			—
	Time Deposit — 0.07%
304	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	1/2/14	304
	Total Time Deposit			304
	Total Investments (cost $403,647) — 98.71%			408,990
	Other assets in excess of liabilities — 1.29%			5,347
	Net Assets — 100.00%			$414,337

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	These securities haves been deemed illiquid by the Specialist Manager and represent 1.14% of the Portfolio.
(b)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2013. The maturity date represents actual maturity date.
(c)	Zero Coupon Security. Effective rate shown is as of December 31, 2013.
(d)	Escrow security due to bankruptcy.
(e)	Issuer has defaulted on the payment of interest. These securities have been deemed illiquid by the Specialist Manager and represent 0.03% of the Portfolio's net assets.
(f)	Issuer has defaulted on the payment of principal and interest. These securities have been deemed illiquid by the Specialist Manager and represent 0.00% of the Portfolio's net assets.

AGC — Associated General Contractors

AGM — Assured Guaranty Municipal Corporation

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond
Portfolio of Investments (concluded) — December 31, 2013 (Unaudited)

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Company

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

GTY — Guaranty

ICC — Interstate Commerce Commission

MBIA — Municipal Bond Insurance Association

NATL-RE — Reinsurance provided by National Reinsurance

PSF-GTD — Public School Fund Guaranteed

SONYMA — State of New York Mortgage Agency

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond II Portfolio
Portfolio of Investments — December 31, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 94.75%
	Alabama — 5.33%
$1,500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/19	$1,748
1,000	Alexander City, GO, Series A (Assured GTY)	5.00	5/1/18	1,130
1,050	Foley Utilities Board Utilities Revenue	4.00	11/1/14	1,081
				3,959
	Arizona — 0.21%
140	Yuma County Arizona Jail District Revenue, Pledge Obligation	5.00	7/1/20	154
	California — 3.68%
1,000	California State Department of Water Resources, Power Supply Revenue, Series L, Callable 5/1/20 @ 100.00	5.00	5/1/22	1,140
1,500	Los Angeles California Unified School District, GO, Series A-2, Callable 7/1/15 @ 100.00 (NATL-RE)	5.00	7/1/19	1,599
				2,739
	Florida — 12.46%
1,550	Florida Water Pollution Control Financing Corp. Revenue, Series A	5.00	7/15/16	1,721
400	JEA Florida Electric System Revenue, Series A	5.00	10/1/15	430
875	Jacksonville Florida Special Revenue, Series A	5.00	10/1/15	945
895	Lee County Florida Water & Sewer Revenue	4.00	10/1/15	951
1,000	Miami-Dade County Florida Water & Sewer Revenue, Series B (AGM)	5.25	10/1/20	1,167
1,085	Orange Country Florida School Board Certificates of Participation, Series A	5.00	8/1/23	1,227
1,000	Palm Beach County Florida Public Improvement Revenue, Series 2	5.00	11/1/16	1,122
1,500	West Palm Beach Florida Utility System Revenue, Series A, Callable 10/1/21 @ 100.00	5.00	10/1/22	1,701
				9,264
	Hawaii — 2.29%
1,500	Honolulu City & County Hawaii, GO, Series B, Callable 12/1/20 @ 100.00	5.00	12/1/23	1,692
	Illinois — 2.63%
1,000	Lake County Illinois Community High School District No. 124 Grant, GO	5.00	12/1/14	1,042
425	Lake County Illinois Adlai E. Stevenson High School District No. 125 Prairie, GO, Callable 1/1/15 @ 100.00	5.00	1/1/19	445
125	Lake County Illinois Adlai E. Stevenson High School District No. 125 Prairie, GO, Callable 1/1/15 @ 100.00	5.00	1/1/19	130
320	Northbrook Illinois, GO	3.00	12/1/15	334
				1,951
	Kentucky — 1.39%
1,005	Kentucky State Property & Buildings Commission Revenues	5.00	8/1/14	1,033
	Maine — 2.07%
1,500	Maine Municipal Bond Bank Grant Anticipation Revenue, Department of Transportation, Series A	4.00	9/1/14	1,538
	Maryland — 4.83%
505	Baltimore County Maryland, Metropolitan District 70th Issue, GO	5.00	9/1/14	521
1,360	Charles County Maryland, Consolidated Public Improvement, GO	4.00	7/15/20	1,513
1,330	Maryland State Transportation Authority Revenue, Transportation Facilities Project, Series A	5.00	7/1/19	1,551
				3,585
	Massachusetts — 3.22%
2,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B	5.25	7/1/21	2,390
	Michigan — 2.42%
1,000	Grand Rapids Michigan Community College, GO (AGM)	5.00	5/1/18	1,146
600	Kentwood Michigan Public Schools, GO	4.00	5/1/19	656
				1,802
	Minnesota — 0.62%
400	Crow Wing County Minnesota, GO, Series A	5.00	2/1/19	464
	Nebraska — 1.45%
1,000	Lincoln Nebraska Waterworks Revenue	3.00	8/15/18	1,078
	Nevada — 2.63%
800	Clark County Nevada Highway Improvement Revenue	5.00	7/1/23	903

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond II Portfolio
Portfolio of Investments (continued) — December 31, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Nevada (continued)
$1,000	Nevada State, Capital Improvement, GO, Series A, Callable 2/1/15 @ 100.00	5.00	2/1/19	$1,051
				1,954
	New Mexico — 0.70%
500	New Mexico Finance Authority State Transportation Revenue, Sub Lien, Series B (XLCA)	4.00	12/15/14	518
	New York — 5.00%
2,245	New York City Transitional Finance Authority Revenue, Series D, Callable 2/1/21 @ 100.00	5.25	2/1/22	2,604
1,025	New York City Transitional Finance Authority Revenue, Sub Series E	5.00	11/1/15	1,112
				3,716
	Ohio — 7.82%
1,600	Columbus Ohio State, GO, Series 1, Callable 7/1/23 @ 100.00	5.00	7/1/24	1,859
1,400	Cuyahoga County Ohio, GO, Series A	5.00	12/1/19	1,643
1,000	Ohio State, GO, Series B	5.00	9/15/17	1,150
1,000	Ohio State Building Authority State Facilities Revenue	5.00	10/1/21	1,155
				5,807
	Oklahoma — 1.76%
1,150	Oklahoma State Capitol Improvement Authority State Facilities Revenue, Series A	5.00	7/1/17	1,306
	Pennsylvania — 1.58%
1,000	Pennsylvania State, GO, Series A	5.00	5/1/20	1,174
	South Carolina — 1.72%
1,100	Richland County School District No. 2, GO, Series A, Callable 2/1/19 @ 100.00 (SCSDE)	5.00	2/1/20	1,278
	Texas — 11.90%
1,000	Collin County Texas, GO, Series A	4.00	2/15/19	1,117
750	City of Corpus Christi Texas Utility System Revenue	4.00	7/15/15	790
1,250	Dallas Texas Waterworks & Sewer System Revenue, Callable 10/1/21 @ 100.00	5.00	10/1/23	1,430
1,025	Galveston County Texas, GO (AGM)	5.25	2/1/14	1,029
1,435	Sugar Land Texas, GO, Callable 2/15/19 @ 100.00	5.00	2/15/21	1,598
1,800	Texas State University Systems Financing Revenue	5.00	3/15/17	2,036
750	Webb County Texas, GO	4.50	2/15/19	843
				8,843
	Utah — 1.45%
1,050	Intermountain Power Agency Power Supply Revenue, Series A, Callable 7/1/14 @ 100.00	5.00	7/1/16	1,075
	Virginia — 0.77%
500	Virginia State College Building Authority Educational Facilities Revenue, Series A, Callable 9/1/22 @ 100.00	5.00	9/1/23	572
	Washington — 14.35%
500	Everett Washington Water & Sewer Revenue	5.00	12/1/17	575
1,000	King County Washington, GO	5.25	1/1/23	1,182
1,400	King County Washington Sewer Revenue, Callable 1/1/22 @ 100.00	5.00	1/1/24	1,578
1,500	King County Washington Sewer Revenue	5.00	1/1/20	1,757
1,580	Port of Seattle Washington Revenue, Intermediate Lien, Series B	5.00	6/1/18	1,808
1,500	Tacoma Washington Water Revenue, Series A, Callable 6/1/20 @ 100.00	5.00	12/1/22	1,683
1,800	Washington State, GO, Series R-2011-A	5.00	1/1/18	2,076
				10,659
	Wisconsin — 2.47%
1,220	Menomonee Falls Wisconsin School District, GO, Callable 4/1/17 @ 100.00 (NATL-RE/FGIC)	4.75	4/1/21	1,301
500	Wisconsin State, GO, Series C	5.00	5/1/15	532
				1,833
	Total Municipal Bonds			70,384

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond II Portfolio
Portfolio of Investments (concluded) — December 31, 2013 (Unaudited)

Shares		Rate %	Maturity Date	Value (000)
	Mutual Fund — 3.96%
2,938,895	State Street Institutional Tax Free Money Market Fund, Institutional Shares (a)	0.00		$2,939
	Total Mutual Fund			2,939
	Total Investments (cost $71,598) — 98.71%			73,323
	Other assets in excess of liabilities — 1.29%			958
	Net Assets — 100.00%			$74,281
(a)	The rate disclosed is the rate in effect on December 31, 2013.

AGM — Assured Guaranty Municipal Corporation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

GTY — Guaranty

NATL-RE — Reinsurance provided by National Reinsurance

SCSDE — Insured by South Carolina School Discount Enhancement

XLCA — XL Capital Assurance, Inc.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Assets and Liabilities
As of December 31, 2013 (Unaudited)
(Amounts in thousands except per share amounts)

	The Value Equity Portfolio	The Institutional Value Equity Portfolio	The Growth Equity Portfolio	The Institutional Growth Equity Portfolio
ASSETS:
Investments, at cost	$492,825	$774,856	$526,243	$1,024,424
Unrealized appreciation (depreciation)	143,421	202,626	299,082	336,724
Investments, at value	636,246	977,482	825,325	1,361,148
Cash	—	—	1	—
Foreign currency, at value (Cost $0, $0, $0 and $344, respectively)	—	—	—	347
Unrealized appreciation on forward currency contracts	—	—	—	382
Dividends and interest receivable	1,073	1,626	747	1,286
Receivable for portfolio shares issued	3	5,876	7	757
Receivable from investments sold	1,644	1,408	—	1,075
Foreign tax reclaims receivable	4	7	31	12
Segregated cash for collateral	—	—	—	9,456
Variation margin receivable on future contracts	—	—	—	573
Variation margin receivable on interest rate swap agreements	—	—	—	223
Prepaid expenses	16	12	19	19
Total Assets	638,986	986,411	826,130	1,375,278
LIABILITIES:
Written Options, at fair value (premiums received $0, $0, $0 and $48, respectively)	—	—	—	47
Net swap agreements, at value	—	—	—	273
Unrealized depreciation on forward currency contracts	—	—	—	395
Payable for investments purchased	319	480	2,297	12,285
Payable for portfolio shares redeemed	—	322	—	492
Payable to broker for futures collateral	—	—	—	181
Payable for swap agreements	—	—	—	2
Variation margin payable on future contracts	—	—	—	38
Variation margin payable on interest rate swap agreements	—	—	—	11
Advisory fees payable	190	279	217	298
Management fees payable	27	40	34	55
Administrative services fees payable	11	16	12	20
Trustee	11	3	5	22
Other accrued expenses	155	32	49	207
Total Liabilities	713	1,172	2,614	14,326
NET ASSETS:	$638,273	$985,239	$823,516	$1,360,952
NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$38	$71	$42	$86
Additional paid-in capital	607,193	767,374	582,288	1,016,848
Accumulated net investment income/(distributions in excess of net investment income)	(103)	(159)	49	(66)
Accumulated net realized gain/(loss) from investments, futures, options and foreign currency transactions and translations	(112,276)	15,328	(57,945)	739
Net unrealized appreciation on investments, futures, options and foreign currency translations	143,421	202,625	299,082	343,345
Net Assets	$638,273	$985,239	$823,516	$1,360,952
NET ASSETS:
HC Strategic Shares	$636,521	$983,511	$821,751	$1,359,067
HC Advisors Shares	1,752	1,728	1,765	1,885
Total	$638,273	$985,239	$823,516	$1,360,952
SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized, par value $0.001):
HC Strategic Shares	37,707	70,543	41,579	85,455
HC Advisors Shares	103	124	89	119
Total	37,810	70,667	41,668	85,574
Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$16.88	$13.94	$19.76	$15.90
HC Advisors Shares	$16.88	$13.95	$19.74	$15.90

(a)	Amounts designated as “—” are $0 or have been rounded to $0. Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Assets and Liabilities (continued)
As of December 31, 2013 (Unaudited)
(Amounts in thousands except per share amounts)

	The Small Capitalization– Mid Capitalization Equity Portfolio	The Institutional Small Capitalization– Mid Capitalization Equity Portfolio	The Real Estate Securities Portfolio (a)	The Commodity Returns Strategy Portfolio (b)
ASSETS:
Investments, at cost	$88,076	$129,652	$171,476	$978,087
Unrealized appreciation (depreciation)	37,615	49,953	(219)	74,189
Investments, at value	125,691	179,605	171,257	1,052,276
Cash	—	—	—	20
Foreign currency, at value (Cost $0, $0, $0 and $2,443, respectively)	—	—	—	2,448
Unrealized appreciation on forward currency contracts	—	—	—	55
Dividends and interest receivable	110	132	711	657
Margin deposits	—	—	—	10,255
Receivable for portfolio shares issued	4	19	79	402
Receivable from investments sold	18	267	326	2,832
Foreign tax reclaims receivable	—	—	—	103
Segregated cash for collateral	—	—	—	1,279
Variation margin receivable on futures contracts	—	—	—	536
Variation margin receivable on swap agreements	—	—	—	12
Prepaid expenses	13	16	3	137
Total Assets	125,836	180,039	172,376	1,071,012
LIABILITIES:
Written options at fair value (premiums received $0, $0, $0 and $375, respectively)	—	—	—	73
Unrealized depreciation on forward currency contracts	—	—	—	212
Net swap agreements, at value	—	—	—	1,433
Payable for investments purchased	346	145	86	4,139
Payable for portfolio shares redeemed	1	110	3	68
Payable to broker for futures collateral	—	—	—	830
Variation margin payable on future contracts	—	—	—	1,181
Advisory fees payable	43	73	183	466
Management fees payable	5	7	7	44
Administrative services fees payable	2	4	1	7
Trustee	—	1	—	1
Other accrued expenses	8	18	4	185
Total Liabilities	405	358	284	8,639
NET ASSETS:	$125,431	$179,681	$172,092	$1,062,373
NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$6	$11	$62	$91
Additional paid-in capital	129,089	124,108	172,844	1,081,767
Accumulated net investment income/(distributions in excess of net investment income)	27	(77)	(562)	299
Accumulated net realized gain/(loss) from investments, futures, options and foreign currency transactions and translations	(41,307)	5,688	(33)	(92,694)
Net unrealized appreciation/depreciation on investments, futures and foreign currency transactions and translations	37,616	49,951	(219)	72,910
Net Assets	$125,431	$179,681	$172,092	$1,062,373
NET ASSETS:
HC Strategic Shares	$125,228	$179,479	$172,092	$1,061,087
HC Advisors Shares	203	202	—	1,286
Total	$125,431	$179,681	$172,092	$1,062,373
SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized, par value $0.001):
HC Strategic Shares	6,186	10,803	62,468	98,836
HC Advisors Shares	10	12	—	119
Total	6,196	10,815	62,468	98,955
Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$20.24	$16.61	$2.75	$10.74
HC Advisors Shares	$20.22	$16.61	$—	$10.73

(a)	For the period September 12, 2013 (commencement of operations) through December 31, 2013.
(b)	Statement has been consolidated. See Note 2M in Notes to Financial Statements for basis of consolidation.
(c)	Amounts designated as “—” are $0 or have been rounded to $0. Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Assets and Liabilities (continued)
As of December 31, 2013 (Unaudited)
(Amounts in thousands except per share amounts)

	The International Equity Portfolio	The Institutional International Equity Portfolio	The Emerging Markets Portfolio	The Core Fixed Income Portfolio
ASSETS:
Investments, at cost	$1,188,951	$2,317,526	$1,309,487	$105,011
Unrealized appreciation (depreciation)	368,140	555,046	50,035	(968)
Investments, at value	1,557,091	2,872,572	1,359,522	104,043
Cash	—	—	36	—
Foreign currency, at value (Cost $4,539, $3,788, $11,018 and $0, respectively)	4,533	3,794	10,966	—
Unrealized appreciation on forward currency contracts	129	191	461	—
Dividends and interest receivable	979	2,460	692	561
Margin Deposits	—	—	414	—
Receivable for portfolio shares issued	15	452	1,439	362
Receivable from investments sold	4,311	16,720	7,661	1,150
Foreign tax reclaims receivable	1,737	4,261	55	—
TBA sale commitments receivable	—	—	—	1,665
Prepaid expenses	33	51	26	3
Total Assets	1,568,828	2,900,501	1,381,272	107,784
LIABILITIES:
TBA sale commitments, at fair value	—	—	—	1,667
Unrealized depreciation on forward currency contracts	24	66	625	—
Distributions payable	—	—	—	283
Payable for investments purchased	4,340	40,489	7,574	7,581
Payable for portfolio shares redeemed	—	1,869	5,000	31
Variation margin payable on future contracts	—	—	85	—
Accrued foreign capital gains tax	—	—	710	—
Advisory fees payable	523	852	612	10
Management fees payable	65	116	57	4
Administrative services fees payable	10	18	9	1
Trustee	13	30	10	3
Other accrued expenses	307	466	450	27
Total Liabilities	5,282	43,906	15,132	9,607
NET ASSETS:	$1,563,546	$2,856,595	$1,366,140	$98,177
NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$119	$235	$73	$10
Additional paid-in capital	1,166,460	2,249,968	1,359,714	99,777
Accumulated net investment income/(distributions in excess of net investment income)	150	(3,770)	(2,150)	(200)
Accumulated net realized gain/(loss) from investments, futures, options and foreign currency transactions and translations	28,619	55,044	(40,495)	(441)
Net unrealized appreciation/depreciation on investments, futures and foreign currency transactions and translations	368,198	555,118	48,998	(969)
Net Assets	$1,563,546	$2,856,595	$1,366,140	$98,177
NET ASSETS:
HC Strategic Shares	$1,560,411	$2,852,964	$1,364,121	$95,604
HC Advisors Shares	3,135	3,631	2,019	2,573
Total	$1,563,546	$2,856,595	$1,366,140	$98,177
SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized, par value $0.001):
HC Strategic Shares	118,403	234,624	73,090	9,961
HC Advisors Shares	237	299	109	268
Total	118,640	234,923	73,199	10,229
Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$13.18	$12.16	$18.66	$9.60
HC Advisors Shares	$13.19	$12.15	$18.66	$9.60

(a)	Amounts designated as “—” are $0 or have been rounded to $0. Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Assets and Liabilities (continued)
As of December 31, 2013 (Unaudited)
(Amounts in thousands except per share amounts)

	The Fixed Income Opportunity Portfolio	The U.S. Government Fixed Income Securities Portfolio	The U.S. Corporate Fixed Income Securities Portfolio	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
ASSETS:
Investments, at cost	$875,566	$252,211	$223,715	$295,834
Unrealized appreciation (depreciation)	18,676	(2,771)	(2,010)	(1,939)
Investments, at value	894,242	249,440	221,705	293,895
Cash	—	—	—	5
Dividends and interest receivable	14,532	1,247	2,135	799
Receivable for portfolio shares issued	1,974	2,562	2,914	2,692
Receivable from investments sold	—	6,592	—	1,289
TBA sale commitments receivable	—	—	—	12,281
Prepaid expenses	39	13	12	13
Total Assets	910,787	259,854	226,766	310,974
LIABILITIES:
TBA sale commitments, at fair value	—	—	—	12,301
Distributions payable	—	365	859	889
Payable for investments purchased	191	7,896	—	44,708
Payable for portfolio shares redeemed	—	14	77	33
Advisory fees payable	570	13	42	13
Management fees payable	39	11	9	11
Administrative services fees payable	6	2	1	3
Trustee	—	1	—	5
Other accrued expenses	4	13	2	35
Total Liabilities	810	8,315	990	57,998
NET ASSETS:	$909,977	$251,539	$225,776	$252,976
NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$123	$26	$23	$26
Additional paid-in capital	890,945	255,119	229,519	261,060
Accumulated net investment income/(distributions in excess of net investment income)	39	(5)	(17)	(1,470)
Accumulated net realized gain/(loss) from investments, futures, options and foreign currency transactions and translations	194	(830)	(1,739)	(4,682)
Net unrealized appreciation/depreciation on investments, futures and foreign currency transactions and translations	18,676	(2,771)	(2,010)	(1,958)
Net Assets	$909,977	$251,539	$225,776	$252,976
NET ASSETS:
HC Strategic Shares	$908,964	$251,539	$225,776	$252,976
HC Advisors Shares	1,013	—	—	—
Total	$909,977	$251,539	$225,776	$252,976
SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized, par value $0.001):
HC Strategic Shares	122,496	25,785	23,074	26,212
HC Advisors Shares	136	—	—	—
Total	122,632	25,785	23,074	26,212
Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$7.42	$9.76	$9.79	$9.65
HC Advisors Shares	$7.42	$—	$—	$—

(a)	Amounts designated as “—” are $0 or have been rounded to $0. Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Assets and Liabilities (concluded)
As of December 31, 2013 (Unaudited)
(Amounts in thousands except per share amounts)

	The Short-Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond II Portfolio
ASSETS:
Investments, at cost	$22,102	$403,647	$71,598
Unrealized appreciation (depreciation)	399	5,343	1,725
Investments, at value	22,501	408,990	73,323
Dividends and interest receivable	229	5,891	1,005
Receivable for portfolio shares issued	36	1,175	216
Prepaid expenses	6	13	7
Total Assets	22,772	416,069	74,551
LIABILITIES:
Distributions payable	37	1,227	224
Payable for portfolio shares redeemed	2	236	32
Advisory fees payable	2	237	8
Management fees payable	1	18	3
Administrative services fees payable	—	3	—
Other accrued expenses	—	11	3
Total Liabilities	42	1,732	270
NET ASSETS:	$22,730	$414,337	$74,281
NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$2	$42	$7
Additional paid-in capital	22,349	419,832	72,656
Accumulated net investment income/(distributions in excess of net investment income)	(19)	(49)	(29)
Accumulated net realized loss from investments, futures, options and foreign currency transactions and translations	(1)	(10,831)	(78)
Net unrealized appreciation on investments, futures, options and foreign currency translations	399	5,343	1,725
Net Assets	$22,730	$414,337	$74,281
NET ASSETS:
HC Strategic Shares	$22,730	$412,295	$73,768
HC Advisors Shares	—	2,042	513
Total	$22,730	$414,337	$74,281
SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized, par value $0.001):
HC Strategic Shares	2,265	41,461	7,209
HC Advisors Shares	—	206	50
Total	2,265	41,667	7,259
Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$10.04	$9.94	$10.23
HC Advisors Shares	$—	$9.94	$10.23

(a)	Amounts designated as “—” are $0 or have been rounded to $0. Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Operations
For the Six Months Ended December 31, 2013 (Unaudited)
(Amounts in thousands)

	The Value Equity Portfolio	The Institutional Value Equity Portfolio	The Growth Equity Portfolio	The Institutional Growth Equity Portfolio
INVESTMENT INCOME:
Interest	$9	$12	$—	$1,143
Dividends (net of foreign withholding tax of $23, $34, $4 and $7, respectively)	7,955	11,217	5,571	8,003
Total Investment Income	7,964	11,229	5,571	9,146
EXPENSES:
Advisory fees	601	875	624	871
Management fees	166	236	198	308
Administrative services fees	98	140	117	182
Distribution fees – HC Advisors Shares	2	2	2	2
Professional fees	90	58	50	128
Compliance service fees	9	6	6	15
Custodian fees	86	44	37	90
Registration and filing fees	12	8	10	9
Trustee fees	26	19	17	44
Other	40	35	24	54
Total Expenses before waivers and expenses paid indirectly	1,130	1,423	1,085	1,703
Less: Expenses waived by Specialist Manager	(29)	(40)	—	—
Distribution fees waived – HC Advisors Shares	(2)	(2)	(2)	(2)
Expenses paid indirectly	(8)	(17)	(4)	(5)
Net Expenses	1,091	1,364	1,079	1,696
Net Investment Income	6,873	9,865	4,492	7,450
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	58,041	81,224	28,269	32,423
Net realized gains/(losses) from futures transactions	—	—	—	14,901
Net realized gains/(losses) from written options transactions	—	—	—	372
Net realized gains/(losses) from swap transactions	—	—	—	(600)
Net realized gains/(losses) from foreign currency transactions	(1)	(1)	—	281
Net realized gains/(losses) from investments, futures, written options and foreign currency transactions	58,040	81,233	28,269	47,377
Change in unrealized appreciation/(depreciation) on investments	23,038	35,771	91,979	126,164
Change in unrealized appreciation/(depreciation) on futures	—	—	—	7,544
Change in unrealized appreciation/(depreciation) on written options	—	—	—	45
Change in unrealized appreciation/(depreciation) on swaps	—	—	—	66
Change in unrealized appreciation/(depreciation) on foreign currency translations	—	2	—	326
Change in unrealized appreciation/(depreciation) on investments, futures, written options and foreign currency translations	23,038	35,773	91,979	134,145
Net realized/unrealized gains from investments, futures, written options and foreign currency transactions	81,078	116,996	120,248	181,522
Change in net assets resulting from operations	$87,951	$126,861	$124,740	$188,972

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Operations (continued)
For the Six Months Ended December 31, 2013 (Unaudited)
(Amounts in thousands)

	The Small Capitalization–Mid Capitalization Equity Portfolio	The Institutional Small Capitalization–Mid Capitalization Equity Portfolio	The Real Estate Securities Portfolio (a)	The Commodity Returns Strategy Portfolio (b)
INVESTMENT INCOME:
Interest	$—	$—	$—	$7,114
Dividends (net of foreign withholding tax of $1, $2 and $597, respectively)	615	919	1,243	—
Total Investment Income	615	919	1,243	7,114
EXPENSES:
Advisory fees	259	489	293	2,657
Management fees	30	45	22	252
Administrative services fees	18	27	13	149
Distribution fees – HC Advisors Shares	—	—	—	2
Professional fees	7	12	3	53
Compliance service fees	1	1	—	6
Custodian fees	11	12	1	75
Registration and filing fees	7	5	5	11
Trustee fees	2	4	—	18
Other	9	12	1	37
Total Expenses before waivers and expenses paid indirectly	344	607	338	3,260
Less: Distribution fees waived – HC Advisors Shares	—	—	—	(2)
Expenses paid indirectly	(3)	(6)	—	(6)
Net Expenses	341	601	338	3,252
Net Investment Income	274	318	905	3,862
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	9,618	24,326	(15)	4,091
Net realized gains/(losses) from futures transactions	35	—	—	(5,070)
Net realized gains/(losses) from written options transactions	—	—	—	123
Net realized gains/(losses) from swap transactions	—	—	—	(6,358)
Net realized gains/(losses) from foreign currency transactions	—	—	—	(523)
Net realized gains/(losses) from investments, futures, written options and foreign currency transactions	9,653	24,326	(15)	(7,737)
Change in unrealized appreciation/(depreciation) on investments	10,428	3,160	(219)	76,980
Change in unrealized appreciation/(depreciation) on futures	—	—	—	7,732
Change in unrealized appreciation/(depreciation) on written options	—	—	—	144
Change in unrealized appreciation/(depreciation) on swaps	—	—	—	7,073
Change in unrealized appreciation/(depreciation) on foreign currency translations	—	—	—	2,113
Change in unrealized appreciation/(depreciation) on investments, futures, written options and foreign currency translations	10,428	3,160	(219)	94,042
Net realized/unrealized gains/(losses) from investments, futures, written options and foreign currency transactions	20,081	27,486	(234)	86,305
Change in net assets resulting from operations	$20,355	$27,804	$671	$90,167

(a)	For the period September 12, 2013 (commencement of operations) through December 31, 2013.
(b)	Statement has been consolidated. See Note 2M in Notes to Financial Statements for basis of consolidation.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Operations (continued)
For the Six Months Ended December 31, 2013 (Unaudited)
(Amounts in thousands)

	The International Equity Portfolio	The Institutional International Equity Portfolio	The Emerging Markets Portfolio	The Core Fixed Income Portfolio
INVESTMENT INCOME:
Interest	$1	$1	$3	$1,177
Dividends (net of foreign withholding tax of $1,479, $2,897 and $1,922, respectively)	13,363	24,537	15,341	30
Total Investment Income	13,364	24,538	15,344	1,207
EXPENSES:
Advisory fees	2,225	3,896	3,298	56
Management fees	381	673	310	24
Administrative services fees	225	397	183	14
Distribution fees – HC Advisors Shares	4	5	3	3
Professional fees	75	202	109	14
Compliance service fees	9	24	11	1
Custodian fees	177	446	941	11
Registration and filing fees	11	11	9	5
Trustee fees	26	72	34	4
Other	280	132	72	6
Total Expenses before waivers and expenses paid indirectly	3,413	5,858	4,970	138
Less: Distribution fees waived – HC Advisors Shares	(4)	(5)	(3)	(3)
Expenses paid indirectly	(7)	(19)	(5)	—
Net Expenses	3,402	5,834	4,962	135
Net Investment Income	9,962	18,704	10,382	1,072
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	71,075	122,788	(14,987)	(303)
Net realized gains/(losses) from futures transactions	48	123	643	—
Net realized gains/(losses) from foreign currency transactions	(89)	(599)	(1,510)	—
Net realized gains/(losses) from investments, futures and foreign currency transactions	71,034	122,312	(15,854)	(303)
Change in unrealized appreciation/(depreciation) on investments	158,537	282,821	101,171	(313)
Change in unrealized appreciation/(depreciation) on futures	(40)	(75)	(148)	—
Change in unrealized appreciation/(depreciation) on foreign currency translations	277	495	(179)	—
Change in unrealized appreciation/(depreciation) on investments, futures and foreign currency translations	158,774	283,241	100,844	(313)
Net realized/unrealized gains/(losses) from investments, futures and foreign currency transactions	229,808	405,553	84,990	(616)
Change in net assets resulting from operations	$239,770	$424,257	$95,372	$456

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Operations (continued)
For the Six Months Ended December 31, 2013 (Unaudited)
(Amounts in thousands)

	The Fixed Income Opportunity Portfolio	The U.S. Government Fixed Income Securities Portfolio	The U.S. Corporate Fixed Income Securities Portfolio	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
INVESTMENT INCOME:
Interest	$25,380	$1,843	$3,925	$2,680
Dividends (net of foreign withholding tax of, respectively)	620	—	184	—
Total Investment Income	26,000	1,843	4,109	2,680
EXPENSES:
Advisory fees	775	77	245	75
Management fees	216	65	56	64
Administrative services fees	127	38	33	38
Distribution fees – HC Advisors Shares	1	—	—	—
Professional fees	38	19	12	21
Compliance service fees	5	2	1	2
Custodian fees	32	12	6	14
Registration and filing fees	10	5	5	5
Trustee fees	14	7	5	7
Other	28	7	3	8
Total Expenses before waivers and expenses paid indirectly	1,246	232	366	234
Less: Expenses waived by Specialist Manager	(23)	—	—	—
Distribution fees waived – HC Advisors Shares	(1)	—	—	—
Net Expenses	1,222	232	366	234
Net Investment Income	24,778	1,611	3,743	2,446
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	7,569	(447)	(1,595)	(759)
Net realized gains/(losses) from investments	7,569	(447)	(1,595)	(759)
Change in unrealized appreciation/(depreciation) on investments	11,177	(2,942)	1,231	(874)
Change in unrealized appreciation/(depreciation) on investments	11,177	(2,942)	1,231	(874)
Net realized/unrealized gains/(losses) from investments	18,746	(3,389)	(364)	(1,633)
Change in net assets resulting from operations	$43,524	$(1,778)	$3,379	$813

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Operations (concluded)
For the Six Months Ended December 31, 2013 (Unaudited)
(Amounts in thousands)

	The Short-Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond II Portfolio
INVESTMENT INCOME:
Interest	$168	$6,091	$927
Total Investment Income	168	6,091	927
EXPENSES:
Advisory fees	14	364	47
Management fees	6	105	19
Administrative services fees	3	62	11
Distribution fees – HC Advisors Shares	—	2	1
Professional fees	1	22	4
Compliance service fees	—	2	1
Custodian fees	1	12	4
Registration and filing fees	3	7	6
Trustee fees	—	8	1
Other	—	8	—
Total Expenses before waivers and expenses paid indirectly	28	592	94
Less: Distribution fees waived – HC Advisors Shares	—	(2)	(1)
Net Expenses	28	590	93
Net Investment Income	140	5,501	834
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	3	1,102	(75)
Net realized gains/(losses) from investments	3	1,102	(75)
Change in unrealized appreciation/(depreciation) on investments	25	(1,564)	(17)
Change in unrealized appreciation/(depreciation) on investments	25	(1,564)	(17)
Net realized/unrealized gains/(losses) from investments	28	(462)	(92)
Change in net assets resulting from operations	$168	$5,039	$742

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets
(Amounts in thousands)

	The Value Equity Portfolio		The Institutional Value Equity Portfolio		The Growth Equity Portfolio
	Six Months Ended December 31, 2013	Year Ended June 30, 2013	Six Months Ended December 31, 2013	Year Ended June 30, 2013	Six Months Ended December 31, 2013	Year Ended June 30, 2013
Operations:
Net investment income	$6,873	$18,721	$9,865	$29,037	$4,492	$10,768
Net realized gains from investments and foreign currency transactions	58,040	65,200	81,223	110,987	28,269	54,900
Change in unrealized appreciation on investments and foreign currency translations	23,038	75,026	35,773	108,801	91,979	40,848
Change in net assets resulting from operations	87,951	158,947	126,861	248,825	124,740	106,516
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(8,083)	(17,697)	(11,572)	(28,092)	(4,931)	(10,714)
HC Advisors Shares	(21)	(34)	(22)	(50)	(11)	(21)
Net realized gains from investment, futures, options, and foreign currency transactions:
HC Strategic Shares	—	—	(142,904)	(51,203)	—	—
HC Advisors Shares	—	—	(307)	(87)	—	—
Change in net assets resulting from distributions	(8,104)	(17,731)	(154,805)	(79,432)	(4,942)	(10,735)
HC Strategic Shares
Proceeds from shares issued	47,421	183,993	143,687	87,508	71,921	50,319
Proceeds from reinvestment of dividends	6,914	15,226	153,424	76,916	4,100	8,974
Cost of shares redeemed	(177,406)	(268,524)	(222,596)	(355,459)	(110,076)	(150,226)
Change in net assets from HC Strategic Shares of beneficial interest	(123,071)	(69,305)	74,515	(191,035)	(34,055)	(90,933)
HC Advisors Shares
Proceeds from shares issued	80	553	36	154	50	620
Cost of shares redeemed	(93)	(59)	(332)	(2)	(67)	(192)
Change in net assets from HC Advisors Shares of beneficial interest	(13)	494	(296)	152	(17)	428
Change in net assets from shares of beneficial interest	(123,084)	(68,811)	74,219	(190,883)	(34,072)	(90,505)
Change in net assets	(43,237)	72,405	46,275	(21,490)	85,726	5,276
Net Assets:
Beginning of period	681,510	609,105	938,964	960,454	737,790	732,514
End of period	$638,273	$681,510	$985,239	$938,964	$823,516	$737,790
Accumulated net investment income/(distributions in excess of net investment income)	$(103)	$1,128	$(159)	$1,570	$49	$499
Share Transactions:
HC Strategic Shares
Issued	1,973	13,819	8,380	6,623	2,309	3,163
Reinvested	426	1,117	11,296	5,984	217	558
Redeemed	(10,196)	(19,210)	(13,312)	(24,836)	(4,385)	(9,443)
Change in HC Strategic Shares	(7,797)	(4,274)	6,364	(12,229)	(1,859)	(5,722)
HC Advisors Shares
Issued	5	42	2	12	3	39
Redeemed	(6)	(4)	(22)	—	(4)	(11)
Change in HC Advisors Shares	(1)	38	(20)	12	(1)	28
Total change in shares	(7,798)	(4,236)	6,344	(12,217)	(1,860)	(5,694)

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)

	The Institutional Growth Equity Portfolio		The Small Capitalization–Mid Capitalization Equity Portfolio		The Institutional Small Capitalization–Mid Capitalization Equity Portfolio
	Six Months Ended December 31, 2013	Year Ended June 30, 2013	Six Months Ended December 31, 2013	Year Ended June 30, 2013	Six Months Ended December 31, 2013	Year Ended June 30, 2013
Operations:
Net investment income	$7,450	$17,066	$274	$1,256	$318	$1,364
Net realized gains from investments, futures, written options and foreign currency transactions	47,377	109,211	9,653	17,878	24,326	25,484
Change in unrealized appreciation on investments, futures, written options and foreign currency translations	134,145	50,060	10,428	11,297	3,160	22,004
Change in net assets resulting from operations	188,972	176,337	20,355	30,431	27,804	48,852
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(9,495)	(17,369)	(311)	(1,246)	(330)	(1,469)
HC Advisors Shares	(14)	(29)	(1)	(2)	—	(2)
Net realized gains from investment, futures, options, and foreign currency transactions:
HC Strategic Shares	(106,330)	(141,758)	—	—	(27,745)	—
HC Advisors Shares	(167)	(253)	—	—	(39)	—
Change in net assets resulting from distributions	(116,006)	(159,409)	(312)	(1,248)	(28,114)	(1,471)
HC Strategic Shares
Proceeds from shares issued	205,827	788,140	13,673	10,300	38,761	12,385
Proceeds from reinvestment of dividends	114,941	157,759	271	1,077	28,000	1,260
Cost of shares redeemed	(177,431)	(201,162)	(21,427)	(52,821)	(64,139)	(80,711)
Change in net assets from HC Strategic Shares of beneficial interest	143,337	35,411	(7,483)	(41,444)	2,622	(67,066)
HC Advisors Shares
Proceeds from shares issued	1	285	4	91	—	—
Cost of shares redeemed	(68)	(283)	(24)	(115)	(36)	(97)
Change in net assets from HC Advisors Shares of beneficial interest	(67)	2	(20)	(24)	(36)	(97)
Change in net assets from shares of beneficial interest	143,270	35,413	(7,503)	(41,468)	2,586	(67,163)
Change in net assets	216,236	52,341	12,540	(12,285)	2,276	(19,782)
Net Assets:
Beginning of period	1,144,716	1,092,375	112,891	125,176	177,405	197,187
End of period	$1,360,952	$1,144,716	$125,431	$112,891	$179,681	$177,405
Accumulated net investment income/(distributions in excess of net investment income)	$(66)	$1,993	$27	$65	$(77)	$(65)
Share Transactions:
HC Strategic Shares
Issued	9,988	5,323	89	691	1,160	855
Reinvested	7,474	11,513	14	73	1,753	88
Redeemed	(8,182)	(1,328)	(500)	(3,318)	(2,477)	(5,134)
Change in HC Strategic Shares	9,280	3,556	(397)	(2,554)	436	(4,191)
HC Advisors Shares
Issued	—	20	—	6	—	—
Redeemed	(4)	(19)	(1)	(7)	(2)	(6)
Change in HC Advisors Shares	(4)	1	(1)	(1)	(2)	(6)
Total change in shares	9,276	3,557	(398)	(2,555)	434	(4,197)

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)

	The Real Estate Securities Portfolio	The Commodity Returns Strategy Portfolio (b)		The International Equity Portfolio
	Six Months Ended December 31, 2013 (a)	Six Months Ended December 31, 2013	Year Ended June 30, 2013	Six Months Ended December 31, 2013	Year Ended June 30, 2013
Operations:
Net investment income	$905	$3,862	$9,230	$9,962	$38,574
Net realized gains/(losses) from investments, futures, written options and foreign currency transactions	(15)	(7,737)	(20,458)	71,034	75,995
Change in unrealized appreciation/(depreciation) on investments, futures, written options and foreign currency translations	(219)	94,042	(11,740)	158,774	118,039
Change in net assets resulting from operations	671	90,167	(22,968)	239,770	232,608
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(1,467)	(4,088)	(8,734)	(13,990)	(37,940)
HC Advisors Shares	—	(5)	(12)	(28)	(74)
Net realized gains from investment, futures, options, and foreign currency transactions:
HC Strategic Shares	(18)	—	—	(4,101)	—
HC Advisors Shares	—	—	—	(8)	—
HC Strategic Shares	—	—	—	—	—
Change in net assets resulting from distributions	(1,485)	(4,093)	(8,746)	(18,127)	(38,014)
HC Strategic Shares
Proceeds from shares issued	172,013	91,489	277,246	40,658	148,701
Proceeds from reinvestment of dividends	1,227	3,399	7,227	15,600	32,160
Cost of shares redeemed	(334)	(26,114)	(33,362)	(102,932)	(179,762)
Change in net assets from HC Strategic Shares of beneficial interest	172,906	68,774	251,111	(46,674)	1,099
HC Advisors Shares
Proceeds from shares issued	—	50	357	118	1,156
Proceeds from reinvestment of dividends	—	—	—	—	—
Cost of shares redeemed	—	(26)	(67)	(161)	(341)
Change in net assets from HC Advisors Shares of beneficial interest	—	24	290	(43)	815
Change in net assets from shares of beneficial interest	172,906	68,798	251,401	(46,717)	1,914
Change in net assets	172,092	154,872	219,687	174,926	196,508
Net Assets:
Beginning of period	—	907,501	687,814	1,388,620	1,192,112
End of period	$172,092	$1,062,373	$907,501	$1,563,546	$1,388,620
Accumulated net investment income/(distributions in excess of net investment income)	$(562)	$299	$1,113	$150	$4,206
Share Transactions:
HC Strategic Shares
Issued	62,141	8,670	26,142	3,270	13,337
Reinvested	446	319	672	1,198	2,804
Redeemed	(119)	(2,475)	(3,108)	(8,138)	(16,244)
Change in HC Strategic Shares	62,468	6,514	23,706	(3,670)	(103)
HC Advisors Shares
Issued	—	4	33	10	107
Redeemed	—	(2)	(6)	(13)	(29)
Change in HC Advisors Shares	—	2	27	(3)	78
Total change in shares	62,468	6,516	23,733	(3,673)	(25)

(a)	For the period September 12, 2013 (commencement of operations) through December 31, 2013.
(b)	Statement has been consolidated. See Note 2M in Notes to Financial Statements for basis of consolidation.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)

	The Institutional International Equity Portfolio		The Emerging Markets Portfolio		The Core Fixed Income Portfolio
	Six Months Ended December 31, 2013	Year Ended June 30, 2013	Six Months Ended December 31, 2013	Year Ended June 30, 2013	Six Months Ended December 31, 2013	Year Ended June 30, 2013
Operations:
Net investment income	$18,704	$65,883	$10,382	$20,938	$1,072	$2,068
Net realized gains/(losses) from investments, futures and foreign currency transactions	122,312	80,629	(15,854)	(3,986)	(303)	1,469
Change in unrealized appreciation/(depreciation) on investments, futures and foreign currency translations	283,241	243,796	100,844	(44,699)	(313)	(4,466)
Change in net assets resulting from operations	424,257	390,308	95,372	(27,747)	456	(929)
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(28,882)	(64,552)	(25,766)	(12,659)	(1,304)	(2,495)
HC Advisors Shares	(37)	(94)	(39)	(22)	(35)	(61)
Net realized gains from investment, futures, options, and foreign currency transactions:
HC Strategic Shares	(100,494)	(14,436)	—	—	(429)	(1,728)
HC Advisors Shares	(138)	(23)	—	—	(12)	(42)
Change in net assets resulting from distributions	(129,551)	(79,105)	(25,805)	(12,681)	(1,780)	(4,326)
HC Strategic Shares
Proceeds from shares issued	215,106	314,885	245,534	463,014	8,649	16,880
Proceeds from reinvestment of dividends	125,435	69,282	22,829	11,619	1,730	4,215
Cost of shares redeemed	(213,693)	(253,236)	(52,879)	(74,063)	(6,499)	(17,850)
Change in net assets from HC Strategic Shares of beneficial interest	126,848	130,931	215,484	400,570	3,880	3,245
HC Advisors Shares
Proceeds from shares issued	82	8	212	614	273	263
Cost of shares redeemed	(242)	(262)	(109)	(133)	(8)	(24)
Change in net assets from HC Advisors Shares of beneficial interest	(160)	(254)	103	481	265	239
Change in net assets from shares of beneficial interest	126,688	130,677	215,587	401,051	4,145	3,484
Change in net assets	421,394	441,880	285,154	360,623	2,821	(1,771)
Net Assets:
Beginning of period	2,435,201	1,993,321	1,080,986	720,363	95,356	97,127
End of period	$2,856,595	$2,435,201	$1,366,140	$1,080,986	$98,177	$95,356
Accumulated net investment income/(distributions in excess of net investment income)	$(3,770)	$6,445	$(2,150)	$13,273	$(200)	$67
Share Transactions:
HC Strategic Shares
Issued	17,983	28,953	13,043	24,488	894	1,660
Reinvested	10,614	6,385	1,229	593	179	414
Redeemed	(17,641)	(23,861)	(2,824)	(3,851)	(671)	(1,758)
Change in HC Strategic Shares	10,956	11,477	11,448	21,230	402	316
HC Advisors Shares
Issued	7	1	12	33	28	26
Redeemed	(20)	(25)	(5)	(7)	(1)	(3)
Change in HC Advisors Shares	(13)	(24)	7	26	27	23
Total change in shares	10,943	11,453	11,455	21,256	429	339

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)

	The Fixed Income Opportunity Portfolio		The U.S. Government Fixed Income Securities Portfolio		The U.S. Corporate Fixed Income Securities Portfolio
	Six Months Ended December 31, 2013	Year Ended June 30, 2013	Six Months Ended December 31, 2013	Year Ended June 30, 2013	Six Months Ended December 31, 2013	Year Ended June 30, 2013
Operations:
Net investment income	$24,778	$42,004	$1,611	$3,117	$3,743	$7,173
Net realized gains/(losses) from investments	7,569	15,556	(447)	2,918	(1,595)	6,627
Change in unrealized appreciation/(depreciation) on investments	11,177	(5,856)	(2,942)	(10,545)	1,231	(14,532)
Change in net assets resulting from operations	43,524	51,704	(1,778)	(4,510)	3,379	(732)
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(27,582)	(41,418)	(1,690)	(3,091)	(3,971)	(7,107)
HC Advisors Shares	(32)	(52)	—	—	—	—
Net realized gains from investment, futures, options, and foreign currency transactions:
HC Strategic Shares	(15,186)	—	(786)	(6,578)	(3,582)	(5,533)
HC Advisors Shares	(17)	—	—	—	—	—
Change in net assets resulting from distributions	(42,817)	(41,470)	(2,476)	(9,669)	(7,553)	(12,640)
HC Strategic Shares
Proceeds from shares issued	178,058	164,816	16,627	42,481	16,878	32,445
Proceeds from reinvestment of dividends	41,175	39,043	2,238	9,064	7,097	11,798
Cost of shares redeemed	(63,114)	(47,895)	(28,462)	(22,126)	(14,079)	(18,710)
Change in net assets from HC Strategic Shares of beneficial interest	156,119	155,964	(9,597)	29,419	9,896	25,533
HC Advisors Shares
Proceeds from shares issued	99	159	—	—	—	—
Cost of shares redeemed	(2)	(9)	—	—	—	—
Change in net assets from HC Advisors Shares of beneficial interest	97	150	—	—	—	—
Change in net assets from shares of beneficial interest	156,216	156,114	(9,597)	29,419	9,896	25,533
Change in net assets	156,923	166,348	(13,851)	15,240	5,722	12,161
Net Assets:
Beginning of period	753,054	586,706	265,390	250,150	220,054	207,893
End of period	$909,977	$753,054	$251,539	$265,390	$225,776	$220,054
Accumulated net investment income/(distributions in excess of net investment income)	$39	$2,875	$(5)	$74	$(17)	$211
Share Transactions:
HC Strategic Shares
Issued	23,819	21,553	1,690	4,175	1,705	3,083
Reinvested	5,533	5,191	228	887	719	1,115
Redeemed	(8,447)	(6,303)	(2,900)	(2,167)	(1,420)	(1,764)
Change in HC Strategic Shares	20,905	20,441	(982)	2,895	1,004	2,434
HC Advisors Shares
Issued	13	20	—	—	—	—
Redeemed	—	(1)	—	—	—	—
Change in HC Advisors Shares	13	19	—	—	—	—
Total change in shares	20,918	20,460	(982)	2,895	1,004	2,434

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)

	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio		The Short-Term Municipal Bond Portfolio		The Intermediate Term Municipal Bond Portfolio
	Six Months Ended December 31, 2013	Year Ended June 30, 2013	Six Months Ended December 31, 2013	Year Ended June 30, 2013	Six Months Ended December 31, 2013	Year Ended June 30, 2013
Operations:
Net investment income	$2,446	$4,562	$140	$313	$5,501	$12,196
Net realized gains/(losses) from investments	(759)	672	3	50	1,102	13,079
Change in unrealized appreciation/(depreciation) on investments	(874)	(8,260)	25	(306)	(1,564)	(18,330)
Change in net assets resulting from operations	813	(3,026)	168	57	5,039	6,945
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(4,108)	(8,291)	(151)	(313)	(5,854)	(12,313)
HC Advisors Shares	—	—	—	—	(28)	(44)
Net realized gains from investment, futures, options, and foreign currency transactions:
HC Strategic Shares	—	—	(44)	(232)	—	—
Change in net assets resulting from distributions	(4,108)	(8,291)	(195)	(545)	(5,882)	(12,357)
HC Strategic Shares
Proceeds from shares issued	14,869	38,033	1,401	4,313	17,250	55,785
Proceeds from reinvestment of dividends	3,486	6,971	192	535	5,640	11,859
Cost of shares redeemed	(15,632)	(17,996)	(1,444)	(7,470)	(29,602)	(84,784)
Change in net assets from HC Strategic Shares of beneficial interest	2,723	27,008	149	(2,622)	(6,712)	(17,140)
HC Advisors Shares
Proceeds from shares issued	—	—	—	—	219	1,185
Cost of shares redeemed	—	—	—	—	(13)	(368)
Change in net assets from HC Advisors Shares of beneficial interest	—	—	—	—	206	817
Change in net assets from shares of beneficial interest	2,723	27,008	149	(2,622)	(6,506)	(16,323)
Change in net assets	(572)	15,691	122	(3,110)	(7,349)	(21,735)
Net Assets:
Beginning of period	253,548	237,857	22,608	25,718	421,686	443,421
End of period	$252,976	$253,548	$22,730	$22,608	$414,337	$421,686
Accumulated net investment income/(distributions in excess of net investment income)	$(1,470)	$192	$(19)	$(8)	$(49)	$332
Share Transactions:
HC Strategic Shares
Issued	1,528	3,764	139	424	1,733	5,462
Reinvested	358	689	19	52	567	1,162
Redeemed	(1,607)	(1,782)	(143)	(732)	(2,976)	(8,287)
Change in HC Strategic Shares	279	2,671	15	(256)	(676)	(1,663)
HC Advisors Shares
Issued	—	—	—	—	22	116
Redeemed	—	—	—	—	(1)	(36)
Change in HC Advisors Shares	—	—	—	—	21	80
Total change in shares	279	2,671	15	(256)	(655)	(1,583)

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets (concluded)
(Amounts in thousands)

	The Intermediate Term Municipal Bond II Portfolio
	Six Months Ended December 31, 2013	Year Ended June 30, 2013
Operations:
Net investment income	$834	$1,513
Net realized gains/(losses) from investments	(75)	224
Change in unrealized depreciation on investments	(17)	(1,991)
Change in net assets resulting from operations	742	(254)
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(864)	(1,494)
HC Advisors Shares	(6)	(8)
Net realized gains from investment, futures, options, and foreign currency transactions:
HC Strategic Shares	(225)	(193)
HC Advisors Shares	(1)	(1)
Change in net assets resulting from distributions	(1,096)	(1,696)
HC Strategic Shares
Proceeds from shares issued	5,180	13,037
Proceeds from reinvestment of dividends	1,064	1,648
Cost of shares redeemed	(5,596)	(11,653)
Change in net assets from HC Strategic Shares of beneficial interest	648	3,032
HC Advisors Shares
Proceeds from shares issued	55	311
Cost of shares redeemed	(3)	(112)
Change in net assets from HC Advisors Shares of beneficial interest	52	199
Change in net assets from shares of beneficial interest	700	3,231
Change in net assets	346	1,281
Net Assets:
Beginning of period	73,935	72,654
End of period	$74,281	$73,935
Accumulated net investment income/(distributions in excess of net investment income)	$(29)	$7
Share Transactions:
HC Strategic Shares
Issued	504	1,231
Reinvested	104	156
Redeemed	(543)	(1,096)
Change in HC Strategic Shares	65	291
HC Advisors Shares
Issued	5	29
Redeemed	—	(10)
Change in HC Advisors Shares	5	19
Total change in shares	70	310

See accompanying notes to financial statements.

HC CAPITAL TRUST
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized/ Unrealized Gains (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Tax Return of capital	Total Distributions to Shareholders
The Value Equity Portfolio HC Strategic Shares
Six Months Ended December 31, 2013 (d)	$14.94	$0.17	$1.97	$2.14	$(0.20)	$—	$—	$(0.20)
Year Ended June 30, 2013	12.22	0.38	2.69	3.07	(0.35)	—	—	(0.35)
Year Ended June 30, 2012	12.50	0.30	(0.28)	0.02	(0.30)	—	—	(0.30)
Year Ended June 30, 2011	9.98	0.22	2.52	2.74	(0.22)	—	—	(0.22)
Year Ended June 30, 2010	8.84	0.21	1.13	1.34	(0.20)	—	—	(0.20)
Year Ended June 30, 2009	13.22	0.29	(4.21)	(3.92)	(0.30)	(0.16)	—	(0.46)
HC Advisors Shares
Six Months Ended December 31, 2013 (d)	$14.94	$0.17	$1.97	$2.14	$(0.20)	$—	$—	$(0.20)
Year Ended June 30, 2013	12.22	0.35	2.72	3.07	(0.35)	—	—	(0.35)
Year Ended June 30, 2012	12.49	0.31	(0.28)	0.03	(0.30)	—	—	(0.30)
Period Ended June 30, 2011 (e)	9.93	0.21	2.57	2.78	(0.22)	—	—	(0.22)
The Institutional Value Equity Portfolio
HC Strategic Shares
Six Months Ended December 31, 2013 (d)	$14.60	$0.15	$1.84	$1.99	$(0.17)	$(2.48)	$—	$(2.65)
Year Ended June 30, 2013	12.55	0.38	2.69	3.07	(0.37)	(0.65)	—	(1.02)
Year Ended June 30, 2012	12.96	0.13	(0.06)	0.07	(0.30)	(0.18)	—	(0.48)
Year Ended June 30, 2011	10.26	0.23	2.67	2.90	(0.20)	—	—	(0.20)
Year Ended June 30, 2010	9.02	0.17	1.24	1.41	(0.17)	—	—	(0.17)
Period Ended June 30, 2009(g)	12.93	0.26	(3.93)	(3.67)	(0.24)	—	—	(0.24)
HC Advisors Shares
Six Months Ended December 31, 2013 (d)	$14.60	$0.17	$1.84	$2.00	$(0.17)	$(2.48)	$—	$(2.65)
Year Ended June 30, 2013	12.55	0.37	2.70	3.07	(0.37)	(0.65)	—	(1.02)
Year Ended June 30, 2012	12.97	0.14	(0.08)	0.06	(0.30)	(0.18)	—	(0.48)
Period Ended June 30, 2011 (e)	10.21	0.21	2.75	2.96	(0.20)	—	—	(0.20)
The Growth Equity Portfolio
HC Strategic Shares
Six Months Ended December 31, 2013 (d)	$16.95	$0.11	$2.82	$2.93	$(0.12)	$—	$—	$(0.12)
Year Ended June 30, 2013	14.88	0.24	2.07	2.31	(0.24)	—	—	(0.24)
Year Ended June 30, 2012	13.87	0.15	1.01	1.16	(0.15)	—	—	(0.15)
Year Ended June 30, 2011	10.39	0.10	3.48	3.58	(0.10)	—	—	(0.10)
Year Ended June 30, 2010	9.42	0.10	0.97	1.07	(0.10)	—	—	(0.10)
Year Ended June 30, 2009	12.09	0.10	(2.67)	(2.57)	(0.10)	—	—	(0.10)
HC Advisors Shares
Six Months Ended December 31, 2013 (d)	$16.93	$0.11	$2.82	$2.93	$(0.12)	$—	$—	$(0.12)
Year Ended June 30, 2013	14.86	$0.22	2.09	2.31	(0.24)	—	—	(0.24)
Year Ended June 30, 2012	13.85	0.15	1.01	1.16	(0.15)	—	—	(0.15)
Period Ended June 30, 2011 (e)	10.40	0.10	3.45	3.55	(0.10)	—	—	(0.10)
The Institutional Growth Equity Portfolio
HC Strategic Shares
Six Months Ended December 31, 2013 (d)	$15.00	$0.09	$2.34	$2.43	$(0.12)	$(1.41)	$—	$(1.53)
Year Ended June 30, 2013	15.02	0.23	2.07	2.30	(0.23)	(2.10)	—	(2.33)
Year Ended June 30, 2012	14.10	0.16	0.97	1.13	(0.15)	(0.06)	—	(0.21)
Year Ended June 30, 2011	10.58	0.12	3.50	3.62	(0.10)	—	—	(0.10)
Year Ended June 30, 2010	9.50	0.07	1.10	1.17	(0.09)	—	—	(0.09)
Period Ended June 30, 2009(h)	12.36	0.11	(2.88)	(2.77)	(0.09)	—	—	(0.09)
HC Advisors Shares
Six Months Ended December 31, 2013 (d)	$15.00	$0.09	$2.34	$2.43	$(0.12)	$(1.41)	$—	$(1.53)
Year Ended June 30, 2013	15.01	0.23	2.08	2.31	(0.23)	(2.09)	—	(2.32)
Year Ended June 30, 2012	14.10	0.16	0.96	1.12	(0.15)	(0.06)	—	(0.21)
Period Ended June 30, 2011 (e)	10.59	0.11	3.50	3.61	(0.10)	—	—	(0.10)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio Turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Unaudited.
(e)	For the period July 6, 2010 (commencement of operations) through June 30, 2011.
(f)	Portfolio Turnover does not include TBA security transactions.
(g)	For the period July 18, 2008 (commencement of operations) through June 30, 2009.
(h)	For the period August 8, 2008 (commencement of operations) through June 30, 2009.
(i)	For the period August 15, 2008 (commencement of operations) through June 30, 2009.
(j)	Amount rounds to less than $0.005 per share.

See accompanying notes to financial statements.

			Ratios/Supplementary Data:
	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers (b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers (b)	Ratio of Expenses to Average Net Assets, Net of Waivers (b)	Ratio of Net Investment Income (Loss) to Average Net Assets (b)	Portfolio Turnover Rate (a)(c)
The Value Equity Portfolio
HC Strategic Shares
Six Months Ended December 31, 2013 (d)	$16.88	14.38%	$636,521	0.34%	0.33%	0.33%	2.07%	21.78%
Year Ended June 30, 2013	14.94	25.46%	$679,946	0.29%	0.27%	0.27%	2.73%	54.28%
Year Ended June 30, 2012	12.22	0.23%	608,294	0.29%	0.26%	0.26%	2.59%	108.58%
Year Ended June 30, 2011	12.50	27.56%	534,710	0.37%	0.31%	0.31%	1.90%	72.04%
Year Ended June 30, 2010	9.98	14.94%	411,468	0.38%	0.33%	0.34%	1.88%	77.68%
Year Ended June 30, 2009	8.84	(29.60)%	477,437	0.41%	0.35%	0.40%	2.69%	139.39%
HC Advisors Shares
Six Months Ended December 31, 2013 (d)	$16.88	14.38%	$1,752	0.58%	0.32%	0.32%	2.07%	21.78%
Year Ended June 30, 2013	14.94	25.46%	1,564	0.48%	0.27%	0.27%	2.74%	54.28%
Year Ended June 30, 2012	12.22	0.32%	811	0.29%	0.26%	0.26%	2.58%	108.58%
Period Ended June 30, 2011 (e)	12.49	28.10%	763	0.62%	0.31%	0.31%	1.98%	72.04%
The Institutional Value Equity Portfolio
HC Strategic Shares
Six Months Ended December 31, 2013 (d)	$13.94	14.36%	$983,511	0.30%	0.29%	0.29%	2.09%	29.55%
Year Ended June 30, 2013	14.60	25.76%	936,866	0.28%	0.26%	0.26%	2.76%	51.12%
Year Ended June 30, 2012	12.55	0.78%	958,796	0.29%	0.26%	0.26%	2.58%	128.77%
Year Ended June 30, 2011	12.96	28.41%	820,117	0.40%	0.35%	0.35%	1.79%	97.05	% (f)
Year Ended June 30, 2010	10.26	15.54%	688,971	0.42%	0.37%	0.38%	1.60%	107.30%
Period Ended June 30, 2009 (g)	9.02	(28.85)%	377,956	0.41%	0.38%	0.41%	2.96%	129.30%
HC Advisors Shares
Six Months Ended December 31, 2013 (d)	$13.95	14.44%	$1,728	0.55%	0.29%	0.29%	2.10%	29.55%
Year Ended June 30, 2013	14.60	25.76%	2,098	0.46%	0.26%	0.26%	2.76%	51.12%
Year Ended June 30, 2012	12.55	0.70%	1,658	0.29%	0.26%	0.26%	2.58%	128.77%
Period Ended June 30, 2011 (e)	12.97	29.14%	1,292	0.65%	0.35%	0.35%	1.83%	97.05	% (f)
The Growth Equity Portfolio
HC Strategic Shares
Six Months Ended December 31, 2013 (d)	$19.76	17.30%	$821,751	0.27%	0.27%	0.27%	1.14%	8.71%
Year Ended June 30, 2013	16.95	15.62%	736,260	0.27%	0.27%	0.27%	1.47%	23.37%
Year Ended June 30, 2012	14.88	8.49%	731,586	0.31%	0.31%	0.31%	1.11%	64.59%
Year Ended June 30, 2011	13.87	34.56%	735,267	0.37%	0.36%	0.37%	0.82%	49.14%
Year Ended June 30, 2010	10.39	11.26%	589,930	0.37%	0.37%	0.37%	0.89%	51.80%
Year Ended June 30, 2009	9.42	(21.17)%	783,162	0.39%	0.38%	0.39%	1.00%	72.93%
HC Advisors Shares
Six Months Ended December 31, 2013 (d)	$19.74	17.32%	$1,765	0.52%	0.27%	0.27%	1.13%	8.71%
Year Ended June 30, 2013	16.93	15.64%	1,530	0.46%	0.27%	0.27%	1.49%	23.77%
Year Ended June 30, 2012	14.86	8.50%	928	0.31%	0.31%	0.31%	1.10%	64.59%
Period Ended June 30, 2011 (e)	13.85	34.24%	955	0.62%	0.36%	0.37%	0.83%	49.14%
The Institutional Growth Equity Portfolio
HC Strategic Shares
Six Months Ended December 31, 2013 (d)	$15.90	16.60%	$1,359,067	0.28%	0.27%	0.27%	1.21%	16.19%
Year Ended June 30, 2013	15.00	17.08%	1,142,874	0.26%	0.26%	0.26%	1.53%	39.54%
Year Ended June 30, 2012	15.02	8.20%	1,090,547	0.32%	0.32%	0.32%	1.18%	83.80%
Year Ended June 30, 2011	14.10	34.29%	1,072,089	0.39%	0.38%	0.37%	0.92%	85.12	% (f)
Year Ended June 30, 2010	10.58	12.23%	858,425	0.40%	0.40%	0.40%	0.68%	85.24%
Period Ended June 30, 2009(h)	9.50	(21.82)%	541,074	0.40%	0.39%	0.39%	1.36%	66.73%
HC Advisors Shares
Six Months Ended December 31, 2013 (d)	$15.90	16.60%	$1,855	0.53%	0.28%	0.28%	1.21%	16.19%
Year Ended June 30, 2013	15.00	17.15%	1,842	0.44%	0.26%	0.26%	1.54%	39.54%
Year Ended June 30, 2012	15.01	8.13%	1,828	0.32%	0.32%	0.32%	1.19%	83.80%
Period Ended June 30, 2011 (e)	14.10	34.16%	1,555	0.64%	0.38%	0.37%	0.92%	85.12	% (f)

See accompanying notes to financial statements.

HC CAPITAL TRUST
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized/ Unrealized Gains (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Tax Return of capital	Total Distributions to Shareholders
The Small Capitalization Equity Portfolio
HC Strategic Shares
Six Months Ended December 31, 2013 (d)	$17.12	$0.04		$3.13	$3.17	$(0.05)	$—	$—	$(0.05)
Year Ended June 30, 2013	13.68	0.15		3.43	3.58	(0.14)	—	—	(0.14)
Year Ended June 30, 2012	14.04	0.07		(0.36)	(0.29)	(0.07)	—	—	(0.07)
Year Ended June 30, 2011	10.41	0.05		3.64	3.69	(0.06)	—	—	(0.06)
Year Ended June 30, 2010	8.94	0.04		1.47	1.51	(0.04)	—	—	(0.04)
Year Ended June 30, 2009	12.62	0.04		(3.67)	(3.63)	(0.04)	—	(0.01)	(0.05)
HC Advisors Shares
Six Months Ended December 31, 2013 (d)	$17.10	$0.04		$3.13	$3.17	$(0.05)	$—	$—	$(0.05)
Year Ended June 30, 2013	13.66	0.14		3.44	3.58	(0.14)	—	—	(0.14)
Year Ended June 30, 2012	14.03	0.07		(0.37)	(0.30)	(0.07)	—	—	(0.07)
Period Ended June 30, 2011 (e)	10.13	0.05		3.91	3.96	(0.06)	—	—	(0.06)
The Institutional Small Capitalization Equity Portfolio
HC Strategic Shares
Six Months Ended December 31, 2013	$17.09	$0.03		$2.70	$2.73	$(0.03)	$(3.18)	$—	$(3.21)
Year Ended June 30, 2013	13.52	0.09		3.58	3.67	(0.10)	—	—	(0.10)
Year Ended June 30, 2012	13.90	0.04		(0.38)	(0.34)	(0.04)	—	—	(0.04)
Year Ended June 30, 2011	10.32	0.05		3.59	3.64	(0.06)	—	—	(0.06)
Year Ended June 30, 2010	8.88	0.05		1.43	1.48	(0.04)	—	—	(0.04)
Period Ended June 30, 2009 (f)	12.93	0.05		(4.05)	(4.00)	(0.05)	—	— (j)	(0.05)
HC Advisors Shares
Six Months Ended December 31, 2013 (d)	$17.09	$0.03		$2.70	$2.73	$(0.03)	$(3.18)	$—	$(3.21)
Year Ended June 30, 2013	13.52	0.09		3.58	3.67	(0.10)	—	—	(0.10)
Year Ended June 30, 2012	13.90	0.04		(0.38)	(0.34)	(0.04)	—	—	(0.04)
Period Ended June 30, 2011 (e)	10.05	0.05		3.86	3.91	(0.06)	—	—	(0.06)
The Real Estate Securities Portfolio
HC Strategic Shares
Period Ended December 31, 2013 (d)(g)	$2.79	$0.02		$(0.04)	$(0.02)	$(0.02)	$— (j)	$—	$(0.02)
The Commodity Returns Strategy Portfolio
HC Strategic Shares
Period Ended December 31, 2013 (d)	$9.82	$0.04		$0.92	$0.96	$(0.04)	$—	$—	$(0.04)
Year Ended June 30, 2013 (h)	10.01	0.12		(0.20)	(0.08)	(0.11)	—	—	(0.11)
Year Ended June 30, 2012 (h)	12.62	0.07		(2.46)	(2.39)	(0.06)	(0.16)	—	(0.22)
Year Ended June 30, 2011 (h)	9.57	0.04		3.19	3.23	(0.04)	(0.14)	—	(0.18)
Period Ended June 30, 2010 (h)(i)	10.00	—	(i)	(0.43)	(0.43)	—	—	—	—
HC Advisors Shares
Period Ended December 31, 2013 (d)	$9.81	$0.04		$0.92	$0.96	$(0.04)	$—	$—	$(0.04)
Year Ended June 30, 2013 (h)	10.01	0.12		(0.21)	(0.09)	(0.11)	—	—	(0.11)
Year Ended June 30, 2012 (h)	12.62	0.08		(2.47)	(2.39)	(0.06)	(0.16)	—	(0.22)
Period Ended June 30, 2011 (e) (h)	9.71	0.05		3.04	3.09	(0.04)	(0.14)	—	(0.18)
The International Equity Portfolio
HC Strategic Shares
Period Ended December 31, 2013 (d)	$11.35	$0.09		$1.89	$1.98	$(0.12)	$(0.03)	$—	$(0.15)
Year Ended June 30, 2013	9.74	0.32		1.61	1.93	(0.32)	—	—	(0.32)
Year Ended June 30, 2012	10.98	0.24		(1.25)	(1.01)	(0.23)	—	—	(0.23)
Year Ended June 30, 2011	8.51	0.25		2.49	2.74	(0.27)	—	—	(0.27)
Year Ended June 30, 2010	7.92	0.17		0.58	0.75	(0.16)	—	—	(0.16)
Year Ended June 30, 2009	12.41	0.17		(4.17)	(4.00)	(0.13)	(0.35)	(0.01)	(0.49)
HC Advisors Shares
Period Ended December 31, 2013 (d)	$11.36	$0.08		$1.90	$1.98	$(0.12)	$(0.03)	$—	$(0.15)
Year Ended June 30, 2013	9.75	0.31		1.62	1.93	(0.32)	—	—	(0.32)
Year Ended June 30, 2012	10.99	0.24		(1.25)	(1.01)	(0.23)	—	—	(0.23)
Period Ended June 30, 2011 (e)	8.74	0.23		2.29	2.52	(0.27)	—	—	(0.27)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio Turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Unaudited.
(e)	For the period July 6, 2010 (commencement of operations) through June 30, 2011.
(f)	For the period August 15, 2008 (commencement of operations) through June 30, 2009.
(g)	For the period September 12, 2013 (commencement of operations) through December 31, 2013.
(h)	Statement has been consolidated. Please see Note 2M in the Notes to Financial Statements for basis of consolidation.
(i)	For the period June 8, 2010 (commencement of operations) through June 30, 2010.
(j)	Amount rounds to less than $0.005 per share.

See accompanying notes to financial statements.

			Ratios/Supplementary Data:
	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers (b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers (b)	Ratio of Expenses to Average Net Assets, Net of Waivers (b)	Ratio of Net Investment Income (Loss) to Average Net Assets (b)	Portfolio Turnover Rate (a)(c)
The Small Capitalization Equity Portfolio
HC Strategic Shares
Six Months Ended December 31, 2013 (d)	$20.24	18.53%	$125,228	0.56%	0.56%	0.56%	0.45%	16.14%
Year Ended June 30, 2013	17.12	26.34%	112,700	0.56%	0.56%	0.56%	0.99%	34.45%
Year Ended June 30, 2012	13.68	(2.06)%	125,014	0.63%	0.63%	0.63%	0.52%	57.28%
Year Ended June 30, 2011	14.04	35.48%	134,582	0.70%	0.70%	0.70%	0.37%	51.76%
Year Ended June 30, 2010	10.41	16.83%	113,749	0.74%	0.73%	0.74%	0.37%	101.53%
Year Ended June 30, 2009	8.94	(28.72)%	303,317	0.75%	0.74%	0.75%	0.45%	99.01%
HC Advisors Shares
Six Months Ended December 31, 2013 (d)	$20.22	18.55%	$203	0.81%	0.56%	0.56%	0.46%	16.14%
Year Ended June 30, 2013	17.10	26.38%	191	0.75%	0.56%	0.56%	1.04%	34.45%
Year Ended June 30, 2012	13.66	(2.13)%	162	0.63%	0.63%	0.63%	0.52%	57.28%
Period Ended June 30, 2011 (e)	14.03	39.12%	157	0.95%	0.70%	0.70%	0.37%	51.76%
The Institutional Small Capitalization Equity Portfolio
HC Strategic Shares
Six Months Ended December 31, 2013	$16.61	16.77%	$179,479	0.67%	0.67%	0.67%	0.35%	30.42%
Year Ended June 30, 2013	17.09	27.29%	177,162	0.70%	0.69%	0.69%	0.68%	58.43%
Year Ended June 30, 2012	13.52	(2.45)%	196,911	0.78%	0.76%	0.76%	0.29%	81.04%
Year Ended June 30, 2011	13.90	35.33%	188,534	0.71%	0.71%	0.71%	0.42%	100.93%
Year Ended June 30, 2010	10.32	16.65%	161,671	0.72%	0.71%	0.72%	0.41%	156.96%
Period Ended June 30, 2009 (f)	8.88	(31.85)%	200,992	0.75%	0.73%	0.74%	0.65%	71.46%
HC Advisors Shares
Six Months Ended December 31, 2013 (d)	$16.61	16.77%	$202	0.92%	0.66%	0.66%	0.37%	30.42%
Year Ended June 30, 2013	17.09	27.29%	243	0.88%	0.69%	0.69%	0.67%	58.43%
Year Ended June 30, 2012	13.52	(2.45)%	276	0.78%	0.76%	0.76%	0.29%	81.04%
Period Ended June 30, 2011 (e)	13.90	38.97%	228	0.96%	0.71%	0.71%	0.44%	100.93%
The Real Estate Securities Portfolio
HC Strategic Shares
Period Ended December 31, 2013 (d) (g)	$2.75	0.51%	$172,092	0.75%	0.75%	0.75%	2.00%	10.84%
The Commodity Returns Strategy Portfolio
HC Strategic Shares
Period Ended December 31, 2013 (d)	$10.74	9.81%	$1,061,088	0.64%	0.64%	0.64%	0.76%	22.12%
Year Ended June 30, 2013 (h)	9.82	(0.85)%	906,350	0.64%	0.64%	0.64%	1.18%	34.75%
Year Ended June 30, 2012 (h)	10.01	(18.95)%	686,912	0.73%	0.73%	0.73%	0.83%	83.66%
Year Ended June 30, 2011 (h)	12.62	33.86%	500,846	1.03%	1.03%	1.03%	0.40%	79.60%
Period Ended June 30, 2010 (h) (i)	9.57	(4.30)%	120,841	1.06%	1.06%	1.06%	(0.40)%	3.26%
HC Advisors Shares
Period Ended December 31, 2013 (d)	$10.73	9.82%	$1,286	0.89%	0.64%	0.64%	0.77%	22.12%
Year Ended June 30, 2013 (h)	9.81	(0.95)%	1,151	0.82%	0.64%	0.64%	1.20%	34.75%
Year Ended June 30, 2012 (h)	10.01	(18.95)%	902	0.73%	0.73%	0.73%	0.84%	83.66%
Period Ended June 30, 2011 (e) (h)	12.62	31.93%	609	1.28%	1.03%	1.03%	0.44%	79.60%
The International Equity Portfolio
HC Strategic Shares
Period Ended December 31, 2013 (d)	$13.18	17.49%	$1,560,411	0.45%	0.45%	0.45%	1.31%	20.50%
Year Ended June 30, 2013	11.35	19.76%	1,385,888	0.41%	0.41%	0.41%	2.91%	46.29%
Year Ended June 30, 2012	9.74	(9.13)%	1,190,531	0.54%	0.54%	0.54%	2.58%	68.87%
Year Ended June 30, 2011	10.98	32.30%	1,204,581	0.57%	0.57%	0.57%	2.42%	49.11%
Year Ended June 30, 2010	8.51	9.39%	926,187	0.60%	0.60%	0.60%	1.51%	74.59%
Year Ended June 30, 2009	7.92	(31.95)%	1,678,621	0.62%	0.61%	0.62%	2.41%	70.27%
HC Advisors Shares
Period Ended December 31, 2013 (d)	$13.19	17.48%	$3,135	0.70%	0.45%	0.45%	1.31%	20.50%
Year Ended June 30, 2013	11.36	19.74%	2,732	0.61%	0.41%	0.41%	3.07%	46.29%
Year Ended June 30, 2012	9.75	(9.12)%	1,581	0.54%	0.54%	0.54%	2.62%	68.87%
Period Ended June 30, 2011 (e)	10.99	28.93%	1,466	0.82%	0.57%	0.57%	3.05%	49.11%

See accompanying notes to financial statements.

HC CAPITAL TRUST
Financial Highlights (continued)
Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized/ Unrealized Gains (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Tax Return of Capital		Total Distributions to Shareholders
The Institutional International Equity Portfolio
HC Strategic Shares
Period Ended December 31, 2013 (d)	$10.87	$0.08	$1.79	$1.87	$(0.12)	$(0.46)	$—		$(0.58)
Year Ended June 30, 2013	9.38	0.30	1.56	1.86	(0.30)	(0.07)	—		(0.37)
Year Ended June 30, 2012	10.97	0.22	(1.29)	(1.07)	(0.21)	(0.31)	—		(0.52)
Year Ended June 30, 2011	8.51	0.25	2.49	2.74	(0.28)	—	—		(0.28)
Period Ended June 30, 2010 (e)	9.64	0.14	(1.14)	(1.00)	(0.13)	—	—		(0.13)
HC Advisors Shares
Period Ended December 31, 2013 (d)	$10.87	$0.09	$1.77	$1.86	$(0.12)	$(0.46)	$—		$(0.58)
Year Ended June 30, 2013	9.37	0.31	1.56	1.87	(0.30)	(0.07)	—		(0.37)
Year Ended June 30, 2012	10.96	0.23	(1.30)	(1.07)	(0.21)	(0.31)	—		(0.52)
Period Ended June 30, 2011 (f)	8.73	0.24	2.27	2.51	(0.28)	—	—		(0.28)
The Emerging Markets Portfolio
HC Strategic Shares
Period Ended December 31, 2013 (d)	$17.51	$0.11	$1.40	$1.51	$(0.36)	$—	$—		$(0.36)
Year Ended June 30, 2013	17.79	0.34	(0.36)	(0.02)	(0.26)	—	—		(0.26)
Year Ended June 30, 2012	22.42	0.18	(4.20)	(4.02)	(0.17)	(0.44)	—		(0.61)
Year Ended June 30, 2011	17.81	0.25	4.72	4.97	(0.15)	(0.21)	—		(0.36)
Period Ended June 30, 2010 (g)	18.84	0.12	(1.15)	(1.03)	— (h)	—	—	(h)	— (h)
HC Advisors Shares
Period Ended December 31, 2013 (d)	$17.51	$0.15	$1.36	$1.51	$(0.36)	$—	$—		$(0.36)
Year Ended June 30, 2013	17.79	0.36	(0.38)	(0.02)	(0.26)	—	—		(0.26)
Year Ended June 30, 2012	22.42	0.19	(4.21)	(4.02)	(0.17)	(0.44)	—		(0.61)
Period Ended June 30, 2011 (f)	18.17	0.25	4.36	4.61	(0.15)	(0.21)	—		(0.36)
The Core Fixed Income Portfolio
HC Strategic Shares
Period Ended December 31, 2013 (d)	$9.73	$0.11	$(0.06)	$0.05	$(0.13)	$(0.05)	$—		$(0.18)
Year Ended June 30, 2013	10.27	0.21	(0.30)	(0.09)	(0.26)	(0.19)	—		(0.45)
Year Ended June 30, 2012	10.14	0.24	0.53	0.77	(0.25)	(0.39)	—		(0.64)
Year Ended June 30, 2011	10.25	0.19	0.15	0.34	(0.25)	(0.20)	—		(0.45)
Year Ended June 30, 2010	9.57	0.32	0.70	1.02	(0.34)	—	—		(0.34)
Year Ended June 30, 2009	9.78	0.46	(0.17)	0.29	(0.50)	—	—		(0.50)
HC Advisors Shares
Period Ended December 31, 2013 (d)	$9.73	$0.10	$(0.05)	$0.05	$(0.13)	$(0.05)	$—		$(0.18)
Year Ended June 30, 2013	10.26	0.21	(0.29)	(0.08)	(0.26)	(0.19)	—		(0.45)
Year Ended June 30, 2012	10.13	0.24	0.53	0.77	(0.25)	(0.39)	—		(0.64)
Period Ended June 30, 2011 (f)	10.27	0.24	0.07	0.31	(0.25)	(0.20)	—		(0.45)
The Fixed Income Opportunity Portfolio
HC Strategic Shares
Six Months Ended December 31, 2013 (d)	$7.41	$0.21	$0.17	$0.38	$(0.24)	$(0.13)	$—		$(0.37)
Year Ended June 30, 2013	7.22	0.47	0.19	0.66	(0.47)	—	—		(0.47)
Year Ended June 30, 2012	7.39	0.52	(0.16)	0.36	(0.53)	—	—		(0.53)
Year Ended June 30, 2011	6.73	0.57	0.66	1.23	(0.57)	—	—		(0.57)
Year Ended June 30, 2010	6.19	0.58	0.52	1.10	(0.56)	—	—		(0.56)
Year Ended June 30, 2009	6.92	0.49	(0.73)	(0.24)	(0.49)	—	—		(0.49)
HC Advisors Shares
Six Months Ended December 31, 2013 (d)	$7.40	$0.21	$0.18	$0.39	$(0.24)	$(0.13)	$—		$(0.37)
Year Ended June 30, 2013	7.22	0.47	0.18	0.65	(0.47)	—	—		(0.47)
Year Ended June 30, 2012	7.39	0.53	(0.17)	0.36	(0.53)	—	—		(0.53)
Period Ended June 30, 2011 (f)	6.74	0.53	0.69	1.22	(0.57)	—	—		(0.57)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio Turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Unaudited.
(e)	For the period November 20, 2009 (commencement of operations) through June 30, 2010.
(f)	For the period July 6, 2010 (commencement of operations) through June 30, 2011.
(g)	For the period December 10, 2009 (commencement of operations) through June 30, 2010.
(h)	Amount rounds to less than $0.005 per share.
(i)	Portfolio Turnover does not include TBA security transactions.

See accompanying notes to financial statements.

			Ratios/Supplementary Data:
	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers (b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers (b)	Ratio of Expenses to Average Net Assets, Net of Waivers (b)	Ratio of Net Investment Income (Loss) to Average Net Assets (b)	Portfolio Turnover Rate (a)(c)
The Institutional International Equity Portfolio
HC Strategic Shares
Period Ended December 31, 2013 (d)	$12.16	17.44%	$2,852,964	0.43%	0.43%	0.43%	1.39%	26.42%
Year Ended June 30, 2013	10.87	19.86%	2,431,816	0.42%	0.42%	0.42%	2.93%	47.87%
Year Ended June 30, 2012	9.38	(9.40)%	1,990,173	0.55%	0.55%	0.55%	2.59%	68.64%
Year Ended June 30, 2011	10.97	32.24%	1,753,957	0.58%	0.58%	0.58%	2.30%	54.67%
Period Ended June 30, 2010 (e)	8.51	(10.46)%	1,417,353	0.60%	0.59%	0.60%	2.48%	24.84%
HC Advisors Shares
Period Ended December 31, 2013 (d)	$12.15	17.34%	$3,631	0.68%	0.43%	0.43%	1.40%	26.42%
Year Ended June 30, 2013	10.87	19.99%	3,385	0.63%	0.42%	0.42%	2.89%	47.87%
Year Ended June 30, 2012	9.37	(9.41)%	3,148	0.55%	0.55%	0.55%	2.68%	68.64%
Period Ended June 30, 2011 (f)	10.96	28.79%	2,399	0.83%	0.58%	0.58%	2.53%	54.67%
The Emerging Markets Portfolio
HC Strategic Shares
Period Ended December 31, 2013 (d)	$18.66	8.62%	$1,364,121	0.80%	0.80%	0.80%	1.67%	19.07%
Year Ended June 30, 2013	17.51	(0.28)%	1,079,208	0.77%	0.77%	0.77%	2.27%	63.21%
Year Ended June 30, 2012	17.79	(17.81)%	719,013	0.98%	0.98%	0.98%	1.68%	52.27%
Year Ended June 30, 2011	22.42	28.05%	510,732	1.00%	1.00%	1.00%	1.21%	61.56%
Period Ended June 30, 2010 (g)	17.81	(5.45)%	345,184	1.04%	1.04%	1.04%	1.32%	44.29%
HC Advisors Shares
Period Ended December 31, 2013 (d)	$18.66	8.62%	$2,019	1.06%	0.80%	0.80%	1.75%	19.07%
Year Ended June 30, 2013	17.51	(0.28)%	1,778	0.95%	0.77%	0.77%	2.24%	63.21%
Year Ended June 30, 2012	17.79	(17.81)%	1,350	0.98%	0.98%	0.98%	1.68%	52.27%
Period Ended June 30, 2011 (f)	22.42	25.44%	966	1.25%	1.00%	1.00%	1.28%	61.56%
The Core Fixed Income Portfolio
HC Strategic Shares
Period Ended December 31, 2013 (d)	$9.60	0.49%	$95,604	0.28%	0.28%	0.28%	2.20%	32.23	%(i)
Year Ended June 30, 2013	9.73	(1.02)%	93,015	0.27%	0.26%	0.26%	2.09%	53.26	%(i)
Year Ended June 30, 2012	10.27	7.75%	94,895	0.30%	0.30%	0.30%	2.34%	64.20	%(i)
Year Ended June 30, 2011	10.14	3.36%	103,528	0.33%	0.33%	0.33%	2.30%	684.04	%(i)
Year Ended June 30, 2010	10.25	10.78%	356,056	0.34%	0.34%	0.34%	3.23%	511.41	%(i)
Year Ended June 30, 2009	9.57	3.19%	299,234	0.38%	0.38%	0.38%	4.88%	221.65	%(i)
HC Advisors Shares
Period Ended December 31, 2013 (d)	$9.60	0.49%	$2,573	0.53%	0.28%	0.28%	2.21%	32.23	%(i)
Year Ended June 30, 2013	9.73	(0.92)%	2,341	0.45%	0.26%	0.26%	2.08%	53.26	%(i)
Year Ended June 30, 2012	10.26	7.76%	2,232	0.30%	0.30%	0.30%	2.36%	64.20	%(i)
Period Ended June 30, 2011 (f)	10.13	3.05%	2,659	0.58%	0.33%	0.33%	2.26%	684.04	%(i)
The Fixed Income Opportunity Portfolio
HC Strategic Shares
Six Months Ended December 31, 2013 (d)	$7.42	5.15%	$908,964	0.29%	0.28%	0.28%	5.73%	56.36%
Year Ended June 30, 2013	7.41	9.17%	752,140	0.43%	0.43%	0.43%	6.33%	74.84%
Year Ended June 30, 2012	7.22	5.27%	585,953	0.53%	0.53%	0.53%	7.30%	104.25%
Year Ended June 30, 2011	7.39	18.78%	452,436	0.54%	0.54%	0.54%	7.84%	157.18%
Year Ended June 30, 2010	6.73	18.19%	378,847	0.56%	0.56%	0.56%	8.57%	126.93%
Year Ended June 30, 2009	6.19	(2.79)%	283,894	0.60%	0.60%	0.60%	8.72%	100.90%
HC Advisors Shares
Six Months Ended December 31, 2013 (d)	$7.42	5.29%	$1,013	0.53%	0.28%	0.28%	5.73%	56.36%
Year Ended June 30, 2013	7.40	9.03%	914	0.64%	0.43%	0.43%	6.33%	74.84%
Year Ended June 30, 2012	7.22	5.27%	753	0.53%	0.53%	0.53%	7.33%	104.25%
Period Ended June 30, 2011 (f)	7.39	18.61%	824	0.79%	0.54%	0.54%	7.80%	157.18%

See accompanying notes to financial statements.

HC CAPITAL TRUST
Financial Highlights (concluded)
Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized/ Unrealized Gains (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders
The U.S. Government Fixed Income Securities Portfolio
HC Strategic Shares
Six Months Ended December 31, 2013 (d)	$9.91	$0.07	$(0.12)	$(0.05)	$(0.07)	$(0.03)	$(0.10)
Year Ended June 30, 2013	10.48	0.12	(0.30)	(0.18)	(0.12)	(0.27)	(0.39)
Year Ended June 30, 2012	10.01	0.15	0.66	0.81	(0.15)	(0.19)	(0.34)
Period Ended June 30, 2011 (e)	10.00	0.07	0.01	0.08	(0.07)	—	(0.07)
The U.S. Corporate Fixed Income Securities Portfolio
HC Strategic Shares
Six Months Ended December 31, 2013 (d)	$9.97	$0.17	$(0.01)	$0.16	$(0.18)	$(0.16)	$(0.34)
Year Ended June 30, 2013	10.59	0.35	(0.35)	— (f)	(0.34)	(0.28)	(0.62)
Year Ended June 30, 2012	9.96	0.26	0.81	1.07	(0.35)	(0.09)	(0.44)
Period Ended June 30, 2011 (e)	10.00	0.18	(0.04)	0.14	(0.18)	—	(0.18)
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
HC Strategic Shares
Six Months Ended December 31, 2013 (d)	$9.78	$0.10	$(0.07)	$0.03	$(0.16)	$—	$(0.16)
Year Ended June 30, 2013	10.22	0.20	(0.30)	(0.10)	(0.34)	—	(0.34)
Year Ended June 30, 2012	10.13	0.25	0.24	0.49	(0.36)	(0.04)	(0.40)
Period Ended June 30, 2011 (e)	10.00	0.10	0.13	0.23	(0.10)	—	(0.10)
The Short-Term Municipal Bond Portfolio
HC Strategic Shares
Six Months Ended December 31, 2013 (d)	$10.05	$0.06	$0.02	$0.08	$(0.07)	(0.02)	$(0.09)
Year Ended June 30, 2013	10.26	0.13	(0.11)	0.02	(0.13)	(0.10)	(0.23)
Year Ended June 30, 2012	10.24	0.20	0.04	0.24	(0.20)	(0.02)	(0.22)
Year Ended June 30, 2011	10.28	0.22	(0.03)	0.19	(0.22)	(0.01)	(0.23)
Year Ended June 30, 2010	10.23	0.27	0.07	0.34	(0.26)	(0.03)	(0.29)
Year Ended June 30, 2009	10.04	0.31	0.20	0.51	(0.31)	(0.01)	(0.32)
The Intermediate Term Municipal Bond Portfolio
HC Strategic Shares
Six Months Ended December 31, 2013 (d)	$9.96	$0.13	$(0.01)	$0.12	$(0.14)	$—	$(0.14)
Year Ended June 30, 2013	10.10	0.28	(0.14)	0.14	(0.28)	—	(0.28)
Year Ended June 30, 2012	9.64	0.33	0.46	0.79	(0.33)	—	(0.33)
Year Ended June 30, 2011	9.59	0.34	0.05	0.39	(0.34)	—	(0.34)
Year Ended June 30, 2010	9.17	0.36	0.42	0.78	(0.36)	—	(0.36)
Year Ended June 30, 2009	9.58	0.40	(0.41)	(0.01)	(0.40)	—	(0.40)
HC Advisors Shares
Six Months Ended December 31, 2013 (d)	$9.96	$0.13	$(0.01)	$0.12	$(0.14)	$—	$(0.14)
Year Ended June 30, 2013	10.10	0.26	(0.12)	0.14	(0.28)	—	(0.28)
Year Ended June 30, 2012	9.64	0.33	0.46	0.79	(0.33)	—	(0.33)
Period Ended June 30, 2011 (h)	9.61	0.32	0.05	0.37	(0.34)	—	(0.34)
The Intermediate Term Municipal Bond II Portfolio
HC Strategic Shares
Six Months Ended December 31, 2013 (d)	$10.28	$0.11	$(0.01)	$0.10	$(0.12)	$(0.03)	$(0.15)
Year Ended June 30, 2013	10.56	0.22	(0.25)	(0.03)	(0.22)	(0.03)	(0.25)
Year Ended June 30, 2012	10.10	0.23	0.47	0.70	(0.23)	(0.01)	(0.24)
Period Ended June 30, 2011 (i)	10.00	0.17	0.10	0.27	(0.17)	—	(0.17)
HC Advisors Shares
Six Months Ended December 31, 2013 (d)	$10.29	$0.11	$(0.02)	$0.09	$(0.12)	$(0.03)	$(0.15)
Year Ended June 30, 2013	10.56	0.22	(0.24)	(0.02)	(0.22)	(0.03)	(0.25)
Year Ended June 30, 2012	10.10	0.23	0.47	0.70	(0.23)	(0.01)	(0.24)
Period Ended June 30, 2011 (i)	10.11	0.14	(0.01)	0.13	(0.14)	—	(0.14)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio Turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Unaudited.
(e)	For the period December 6, 2010 (commencement of operations) through June 30, 2011.
(f)	Amount rounds to less than $0.005 per share.
(g)	Portfolio Turnover does not include TBA security transactions.
(h)	For the period July 6, 2010 (commencement of operations) through June 30, 2011.
(i)	For the period July 13, 2010 (commencement of operations) through June 30, 2011.

See accompanying notes to financial statements.

			Ratios/Supplementary Data:
	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The U.S. Government Fixed Income Securities Portfolio
HC Strategic Shares
Six Months Ended December 31, 2013 (d)	$9.76	(0.55)%	$251,539	0.18%	0.18%	0.18%	1.25%	20.70%
Year Ended June 30, 2013	9.91	(1.75)%	265,390	0.18%	0.18%	0.18%	1.21%	41.62%
Year Ended June 30, 2012	10.48	8.10%	250,150	0.25%	0.25%	0.25%	1.40%	89.01%
Period Ended June 30, 2011 (e)	10.01	0.85%	291,810	0.26%	0.26%	0.26%	1.43%	73.52%
The U.S. Corporate Fixed Income Securities Portfolio
HC Strategic Shares
Six Months Ended December 31, 2013 (d)	$9.79	1.60%	$225,776	0.33%	0.33%	0.33%	3.36%	58.49%
Year Ended June 30, 2013	9.97	(0.24)%	220,054	0.33%	0.33%	0.33%	3.26%	52.16%
Year Ended June 30, 2012	10.59	10.87%	207,893	0.35%	0.35%	0.35%	3.33%	56.04%
Period Ended June 30, 2011 (e)	9.96	1.44%	233,801	0.36%	0.36%	0.36%	3.48%	127.65%
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
HC Strategic Shares
Six Months Ended December 31, 2013 (d)	$9.65	0.29%	$252,976	0.18%	0.18%	0.18%	1.92%	15.93	%(g)
Year Ended June 30, 2013	9.78	(1.05)%	253,548	0.23%	0.23%	0.23%	1.84%	34.20	%(g)
Year Ended June 30, 2012	10.22	4.95%	237,857	0.30%	0.30%	0.30%	2.49%	28.67	%(g)
Period Ended June 30, 2011 (e)	10.13	2.33%	278,160	0.31%	0.31%	0.31%	1.60%	10.64	%(g)
The Short-Term Municipal Bond Portfolio
HC Strategic Shares
Six Months Ended December 31, 2013 (d)	$10.04	0.76%	$22,730	0.25%	0.25%	0.25%	1.21%	4.37%
Year Ended June 30, 2013	10.05	0.21%	22,608	0.27%	0.27%	0.27%	1.27%	5.92%
Year Ended June 30, 2012	10.26	2.33%	25,718	0.27%	0.27%	0.27%	1.88%	22.24%
Year Ended June 30, 2011	10.24	1.92%	32,518	0.28%	0.28%	0.28%	2.17%	19.68%
Year Ended June 30, 2010	10.28	3.39%	37,806	0.29%	0.29%	0.29%	2.59%	25.70%
Year Ended June 30, 2009	10.23	5.16%	29,490	0.31%	0.30%	0.30%	3.05%	18.99%
The Intermediate Term Municipal Bond Portfolio
HC Strategic Shares
Six Months Ended December 31, 2013 (d)	$9.94	1.22%	$412,295	0.28%	0.28%	0.28%	2.63%	17.61%
Year Ended June 30, 2013	9.96	1.39%	419,846	0.29%	0.29%	0.29%	2.74%	59.43%
Year Ended June 30, 2012	10.10	8.29%	442,365	0.31%	0.31%	0.31%	3.24%	16.99%
Year Ended June 30, 2011	9.64	4.13%	493,229	0.33%	0.33%	0.33%	3.48%	21.78%
Year Ended June 30, 2010	9.59	8.57%	579,760	0.34%	0.34%	0.34%	3.78%	36.62%
Year Ended June 30, 2009	9.17	(0.07)%	489,168	0.35%	0.35%	0.35%	4.26%	23.80%
HC Advisors Shares
Six Months Ended December 31, 2013 (d)	$9.94	1.22%	$2,042	0.53%	0.28%	0.28%	2.62%	17.61%
Year Ended June 30, 2013	9.96	1.39%	1,840	0.48%	0.29%	0.29%	2.70%	59.43%
Year Ended June 30, 2012	10.10	8.29%	1,056	0.31%	0.31%	0.31%	3.24%	16.99%
Period Ended June 30, 2011 (h)	9.64	3.92%	1,211	0.58%	0.33%	0.33%	3.50%	21.78%
The Intermediate Term Municipal Bond II Portfolio
HC Strategic Shares
Six Months Ended December 31, 2013 (d)	$10.23	0.99%	$73,768	0.25%	0.25%	0.25%	2.23%	5.16%
Year Ended June 30, 2013	10.28	(0.37)%	73,472	0.25%	0.25%	0.25%	2.06%	3.76%
Year Ended June 30, 2012	10.56	6.97%	72,377	0.25%	0.25%	0.25%	2.17%	12.31%
Period Ended June 30, 2011 (i)	10.10	2.72%	72,294	0.32%	0.32%	0.32%	1.86%	2.81%
HC Advisors Shares
Six Months Ended December 31, 2013 (d)	$10.23	0.89%	$513	0.50%	0.25%	0.25%	2.23%	5.16%
Year Ended June 30, 2013	10.29	(0.27)%	463	0.44%	0.25%	0.25%	2.06%	3.76%
Year Ended June 30, 2012	10.56	6.97%	277	0.25%	0.25%	0.25%	2.24%	12.31%
Period Ended June 30, 2011 (i)	10.10	1.54%	303	0.57%	0.32%	0.32%	1.99%	2.81%

See accompanying notes to financial statements.

HC CAPITAL TRUST
Notes to Financial Statements — December 31, 2013 (Unaudited)

1.   DESCRIPTION.  HC Capital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of December 31, 2013, the Trust offered nineteen separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Institutional Value Equity Portfolio (“Institutional Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Institutional Growth Equity Portfolio (“Institutional Growth Portfolio”), The Small Capitalization–Mid Capitalization Equity Portfolio (“Small Cap–Mid Cap Portfolio”) (formerly “The Small Capitalization Equity Portfolio”), The Institutional Small Capitalization–Mid Capitalization Equity Portfolio (“Institutional Small Cap–Mid Cap Portfolio”) (formerly “The Institutional Small Capitalization Equity Portfolio”), The Real Estate Securities Portfolio (“Real Estate Portfolio”), The Commodity Returns Strategy Portfolio (“Commodity Portfolio”), The International Equity Portfolio (“International Portfolio”), The Institutional International Equity Portfolio (“Institutional International Portfolio”), The Emerging Markets Portfolio (“Emerging Markets Portfolio”), The Core Fixed Income Portfolio (“Core Fixed Income Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”), The U.S. Government Fixed Income Securities Portfolio (“U.S. Government Fixed Income Portfolio”), The U.S. Corporate Fixed Income Securities Portfolio (“U.S. Corporate Fixed Income Portfolio”), The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (“U.S. Mortgage/Asset Backed Fixed Income Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term Municipal Portfolio”), The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”) and The Intermediate Term Municipal Bond II Portfolio (“Intermediate Municipal II Portfolio”) (each a “Portfolio” and collectively the “Portfolios”).

Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each in two classes of shares: HC Advisors Shares and HC Strategic Shares. As of December 31, 2013, the HC Advisors Shares for U.S. Government Fixed Income Portfolio, U.S. Corporate Fixed Income Portfolio, U.S. Mortgage/Asset Backed Fixed Income Portfolio and Short-Term Municipal Portfolio had not yet commenced operations. Each class of shares for each of the Portfolios has identical rights and privileges except with respect to voting rights on matters affecting a single class of shares. The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co., LLC.

All the Portfolios in the Trust, except the Real Estate Portfolio are diversified portfolios under the 1940 Act. The Real Estate Portfolio is a non-diversified portfolio, which means that it may concentrate its investments in the securities of a limited number of issuers.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2.  SIGNIFICANT ACCOUNTING POLICIES.  The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of the Portfolios’ financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.  Portfolio Valuation.  The net asset value (“NAV”) per share of each Portfolio is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. Each class’s NAV per share is calculated by adding the market value or fair value, as applicable, of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2013 (Unaudited)

B.  Securities Valuation.  Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to such procedures, the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

For disclosure purposes, the Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Equity Securities (Common and Preferred Stock and Exchange-Traded Funds): Readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the exchange or at the NASDAQ Official Closing Price. If there have been no sales on such exchange, or on NASDAQ, the securities are valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the closing price and are typically categorized as Level 1 in the fair value hierarchy, or, if there have been no sales, are valued at the mean of the last reported bid and asked prices and are typically categorized as Level 2 in the fair value hierarchy.

Securities listed on a foreign exchange are valued at the closing price on that exchange provided that where the prices of such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars at the time of the NAV calculation. If there have been no sales on such exchange, the security is valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. Such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities. Such systematic valuations are typically categorized as Level 2 in the fair value hierarchy.

Mutual Funds:  Mutual funds are valued at their respective daily net asset value and are typically categorized as Level 1 in the fair value hierarchy.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2013 (Unaudited)

Fixed Income Securities (Corporate, Municipal and Foreign Bonds, and U.S. Government and Agency Securities):  Fixed income securities are valued using various inputs including benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.

Asset Backed and Mortgage Backed Securities:  In addition to the inputs discussed above for fixed income securities, asset backed and mortgage backed securities are valued using new issue data, monthly payment information and collateral performance and are typically categorized as Level 2 in the fair value hierarchy.

Short-Term Obligations: Short-term obligations with maturities of 60 days or less may also be valued at amortized cost, which constitutes fair value as determined by the Board. Such securities are typically categorized as Level 2 in the fair value hierarchy.

Derivative Instruments (Futures, Options, Swaps and Forward Currency Contracts):  Swaps are valued using interdealer broker rates, benchmark yields, and swap details and are typically categorized as Level 2 in the fair value hierarchy. Exchange traded futures, swaps and options are valued using quoted prices from the exchange and are typically categorized as Level 1 in the fair value hierarchy. Interest rate swaptions are valued using future interest rate volatility, yield curve, and strike price and are typically categorized as Level 2 in the fair value hierarchy. Forward currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the inputs used to value the following Portfolios’ securities as of December 31, 2013 (amounts in thousands):

Portfolio	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Value Portfolio
Common Stocks[1]	$572,822	$—	$—	$572,822
Time Deposit	—	3,434	—	3,434
Mutual Fund	59,990	—	—	59,990
Total Investments	$632,812	$3,434	$—	$636,246
Institutional Value Portfolio
Common Stocks[1]	$877,144	$—	$—	$877,144
Time Deposit	—	15,852	—	15,852
Mutual Fund	84,486	—	—	84,486
Total Investments	$961,630	$15,852	$—	$977,482
Growth Portfolio
Common Stocks[1]	$746,765	$—	$—	$746,765
Time Deposit	—	7,821	—	7,821
Mutual Funds	70,739	—	—	70,739
Total Investments	$817,504	$7,821	$—	$825,325

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2013 (Unaudited)

Portfolio	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Institutional Growth Portfolio
Common Stocks[1]	$1,080,628	$—	$—	$1,080,628
Corporate Bonds[1]	—	5,992	—	5,992
Asset Backed Securities	—	1,336	—	1,336
Collateralized Mortgage Obligations	—	21,191	—	21,191
Certificate of Deposit	—	3,695	—	3,695
Global Bonds[2]	—	8,878	—	8,878
Municipal Bonds[3]	—	926	—	926
U.S. Government Agency Securities	—	20,800	—	20,800
U.S. Government Agency Mortgages	—	7,750	—	7,750
U.S. Treasury Obligations	—	72,239	—	72,239
Yankee Dollars[1]	—	6,339	—	6,339
Time Deposit	—	12,076	—	12,076
Mutual Funds	115,095	—	—	115,095
Call Option	—	1	—	1
Put Option	—	2	—	2
Repurchase Agreement	—	4,200	—	4,200
Total Investments	$1,195,723	$165,425	$—	$1,361,148
Other Financial Instruments[5]
Futures	$5,046	$—	$—	$5,046
Currency Contracts	—	(13)	—	(13)
Options	—	1	—	1
Interest Rate Swaps	—	(276)	—	(276)
Small Capitalization Portfolio
Common Stocks[1]	$110,453	$—	$—	$110,453
Contingent Rights	—	3	—	3
Warrant	—[6]	—	—	—[6]
Time Deposit	—	3,017	—	3,017
Mutual Funds	12,218	—	—	12,218
Total Investments	$122,671	$3,020	$—	$125,691
Institutional Small Capitalization Portfolio
Common Stocks[1]	$147,214	$—	$—	$147,214
Time Deposit	—	4,239	—	4,239
Mutual Funds	28,152	—	—	28,152
Total Investments	$175,366	$4,239	$—	$179,605
Real Estate Portfolio
Common Stocks	$168,729	$—	$—	$168,729
Mutual Fund	2,528	—	—	2,528
Total Investments	$171,257	$—	$—	$171,257

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2013 (Unaudited)

Portfolio	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Commodity Portfolio
Common Stocks[1,4]	$667,111	$335	$—	$667,446
Preferred Stocks	5,295	—	—	5,295
Warrant	23	—	—	23
Rights	67	—	—	67
Corporate Bonds[1,4]	—	4,775	—	4,775
Asset Backed Securities	—	6,385	—	6,385
Collateralized Mortgage Obligations	—	4,632	—	4,632
Certificate of Deposit	—	800	—	800
Global Bonds	—	5,832	—	5,832
U.S. Government Agency Securities	—	68,262	—	68,262
U.S. Treasury Obligations	—	61,743	—	61,743
Yankee Dollars	—	9,437	—	9,437
Time Deposit	—	5,908	—	5,908
Mutual Fund	2,340	—	—	2,340
Call Options Purchased	23	—	—	23
Put Option Purchased	—	108	—	108
Repurchase Agreements	—	209,200	—	209,200
Total Investments	$674,859	$377,417	$—	$1,052,276
Other Financial Instruments[5]
Futures	$(935)	$—	$—	$(935)
Currency Contracts	—	(157)	—	(157)
Options	(40)	(33)	—	(73)
Variance Swaps	9	(2)	—	7
Commodity Swaps	—	(775)	—	(775)
Total Return Swaps	—	(166)	—	(166)
Interest Rate Swaps	—	(499)	—	(499)
International Portfolio
Common Stocks[1,4]	1,420,837	—	—	1,420,837
Preferred Stocks[1]	4,481	—	—	4,481
Warrant	46	—	—	46
Time Deposit	—	16,318	—	16,318
Right	82	—	—	82
Mutual Funds	115,327	—	—	115,327
Total Investments	$1,540,773	$16,318	$—	$1,557,091
Other Financial Instruments[5]
Currency Contracts	$—	$105	$—	$105

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2013 (Unaudited)

Portfolio	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Institutional International Portfolio
Common Stocks[1,4]	$2,609,618	$—	$—	$2,609,618
Preferred Stocks[1]	6,974	—	—	6,974
Warrant	63	—	—	63
Right	152	—	—	152
Time Deposit	—	12,709	—	12,709
Mutual Funds	243,056	—	—	243,056
Total Investments	$2,859,863	$12,709	$—	$2,872,572
Other Financial Instruments[5]
Currency Contracts	$—	$125	$—	$125
Emerging Markets Portfolio
Common Stocks[1,4]	1,269,086	1,041	—	1,270,127
Preferred Stocks[1,4]	41,469	—	—	41,469
Time Deposit	—	15,631	—	15,631
Mutual Funds	32,295	—	—	32,295
Total Investments	$1,342,850	$16,672	$—	$1,359,522
Other Financial Instruments[5]
Futures	$(85)	$—	$—	$(85)
Currency Contracts	—	(164)	—	(164)
Core Fixed Income Portfolio
Asset Backed Securities	$—	$405	$—	$405
Collateralized Mortgage Obligations	—	2,075	—	2,075
U.S. Government Agency Mortgages	—	36,935	—	36,935
U.S. Government Agency Securities	—	2,565	—	2,565
Corporate Bonds[1]	—	25,118	—	25,118
U.S. Treasury Obligations	—	23,224	—	23,224
Yankee Dollars[1]	—	6,722	—	6,722
Preferred Stocks[1]	794	—	—	794
Time Deposit	—	329	—	329
Mutual Funds	5,876	—	—	5,876
Total Investments	$6,670	$97,373	$—	$104,043
TBA Sale Commitments	$—	$(1,667)	$—	$(1,667)
Fixed Opportunity Portfolio
Corporate Bonds[1]	$—	$698,173	$—	$698,173
Yankee Dollars[1]	—	178,860	—	178,860
Preferred Stocks[1,4]	1,484	—	—	1,484
Time Deposit	—	15,248	—	15,248
Mutual Fund	477	—	—	477
Total Investments	$1,961	$892,281	$—	$894,242

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2013 (Unaudited)

Portfolio	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
U.S. Government Fixed Income Portfolio
U.S. Government Agency Securities	$—	$24,655	$—	$24,655
Corporate Bond[1]	—	276	—	276
U.S. Treasury Obligations	—	223,000	—	223,000
Time Deposit	—	1,509	—	1,509
Total Investments	$—	$249,440	$—	$249,440
U.S. Corporate Fixed Income Portfolio
Corporate Bonds[1]	$—	$161,561	$—	$161,561
Yankee Dollars[1]	—	43,890	—	43,890
Preferred Stocks[1]	4,737	—	—	4,737
Time Deposit	—	1,000	—	1,000
Mutual Fund	10,517	—	—	10,517
Total Investments	$15,254	$206,451	$—	$221,705
U.S. Mortgage/Asset Backed Fixed Income Portfolio
Asset Backed Securities	$—	$2,700	$—	$2,700
Collateralized Mortgage Obligations	—	13,631	—	13,631
U.S. Government Agency Mortgages	—	241,332	—	241,332
Mutual Funds	36,232	—	—	36,232
Total Investments	$36,232	$257,663	$—	$293,895
TBA Sale Commitments	$—	$(12,301)	$—	$(12,301)
Short-Term Municipal Portfolio
Municipal Bonds[5]	$—	$21,992	$—	$21,992
Mutual Fund	509	—	—	509
Total Investments	$509	$21,992	$—	$22,501
Intermediate Municipal Portfolio
Municipal Bonds[5]	$—	$408,686	$—	$408,686
Corporate Bond[1]	—	—[6]	—	—[6]
Time Deposit	—	304	—	304
Total Investments	$—	$408,990	$—	$408,990
Intermediate Municipal II Portfolio
Municipal Bonds[5]	$—	$70,384	$—	$70,384
Mutual Fund	2,939	—	—	2,939
Total Investments	$2,939	$70,384	$—	$73,323

[1]	Please see the Portfolio of Investments for industry classification.
[2]	Please see the Portfolio of Investments for country classification.
[3]	Please see the Portfolio of Investments for state classification.
[4]	Please see the Portfolio of Investments for securities noted as Level 2.
[5]	Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures and currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument and written options and swap agreements, which are valued at fair value.
[6]	Amounts are $0 or have been rounded to $0.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2013 (Unaudited)

The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were transfers from Level 1 to Level 2 and Level 2 to Level 1 as of December 31, 2013.

Transfers from Level 1 to Level 2
Commodity Portfolio
Common Stocks	$335

Transfers from Level 2 to Level 1
Commodity Portfolio
Common Stocks	$4,822
Emerging Markets Portfolio
Common Stocks	$2,029

C.  Securities Transactions and Investment Income.  For financial reporting purposes, portfolio securities transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized as soon as reliable information is available from the Portfolio’s sources. Interest income, including amortization of premium and accretion of discount on investments, is accrued daily, as earned. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold to the net sales proceeds. Realized gains and losses from paydown transactions on mortgage backed and asset backed securities are classified as investment income or loss for financial reporting purposes.

For certain securities, including real estate investment trusts, the Portfolio records distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolio adjusts the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

D.  Restricted Securities.  A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption). At December 31, 2013, the Institutional Growth Portfolio, Commodity Portfolio, International Equity Portfolio, Institutional International Equity Portfolio, Emerging Markets Portfolio, Core Fixed Income Portfolio, Fixed Opportunity Portfolio and U.S. Corporate Fixed Income Portfolio held restricted securities representing 0.46%, 1.44%, 3.36%, 2.69%, 2.78%, 5.44%, 32.62% and 15.37% of net assets, respectively. The restricted securities held as of December 31, 2013 are identified below:

Security	Acquisition Date	Acquisition Cost (000)	Principal Amount (000)	Fair Value (000)
Institutional Growth Portfolio:
Banco Bradesco SA, 2.34%, 5/16/14	5/9/11	$500	$500	$500
Banco Votorantim SA, 5.25%, 2/11/16	2/7/11	988	1,000	1,033
BlueMountain CLO Ltd., Series 2005-1A, Class A1F, 0.48%, 11/15/17	11/27/12	65	65	65
DNB Bank ASA, 3.20%, 4/3/17	3/26/12	1,099	1,100	1,150
Doric Nimrod Air Finance Alpha Ltd., Series 2012-1, Class A, 5.13%, 11/30/24	6/28/12	188	188	191
Kingsland Ltd., Series 2005-1A, Class A1A, 0.49%, 6/13/19	11/28/12	$89	$90	$90
Nordea Bank AB, 1.14%, 1/14/14	1/11/11	1,300	1,300	1,300

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2013 (Unaudited)

Security	Acquisition Date	Acquisition Cost (000)	Principal Amount (000)	Fair Value (000)
Institutional Growth Portfolio: (continued)
Republic of Slovenia, 4.70%, 11/1/16	11/15/13	398	400	566
SSIF Nevada LP, 0.94%, 4/14/14	4/6/11	1,400	1,400	1,402
		$6,027	$6,043	$6,297
Commodity Portfolio:
Achmea Hypotheekbank NV, 3.20%, 11/3/14	2/8/12	$485	$462	$473
AIMCO, Series 2005-AAB, Class A1B, 0.49%, 10/20/19	8/27/12	239	246	243
AK Transneft OAO – Preferred	9/29/11	122	98	257
Avenue CLO Ltd., Series 2004-2AL, Class A1L, 0.50%, 10/30/17	3/15/13	239	242	241
BlueMountain CLO Ltd., Series 2005-1A, Class A1F, 0.48%, 11/15/17	11/27/12	285	288	287
Citibank Omni Master Trust, Series 2009-A14A4, Class A14, 2.92%, 8/15/18	6/9/11	1,056	1,000	1,015
Commercial Industrial Finance Corp., Series 2007-1AL, Class A1L, 0.50%, 5/10/21	6/15/11	561	600	591
Deutsche Annington Finance BV, 3.20%, 10/2/17	9/25/13	1,400	1,400	1,416
Dexia Credit Local SA NY, 1.25%, 10/18/16	10/10/13	997	1,000	1,000
Fannie Mae, Series 2013-M4, Class X1, 3.95%, 2/25/18	3/28/13	409	2,958	393
Fore CLO Ltd., Series 2007-1AB, Class A1B, 0.49%, 7/20/19	11/27/12	572	591	582
Four Corners CLO Ltd., Series 2006-2A, Class A, 0.51%, 1/26/20	12/11/12	315	319	315
HSBC Bank PLC, 1.63%, 7/7/14	6/28/11	999	1,000	1,007
Kommunalbanken AS, 0.63%, 3/27/17	3/20/12	500	500	504
New York Life Global Funding, 2.10%, 1/2/19	12/5/13	899	900	895
Nordea Eiendomskreditt AS, 2.13%, 9/22/16	9/15/11	400	400	411
Oak Hill Credit Partners, Series 2005-4AB, Class A1B, 0.49%, 5/17/21	9/11/12	300	305	305
Reliance Industries Ltd. – Sponsored GDR	8/10/11	4,860	166,605	4,822
Republic of Slovenia, 4.70%, 11/1/16	11/15/13	299	300	424
Stanfield Bristol CLO Ltd., Series 2005-1A, Class A1, 0.50%, 10/15/19	12/11/12	111	113	112
		$15,046	$533,048	$15,293
International Portfolio:
AIA Group Ltd.	10/22/10	$73,314	$3,269,380	$16,401
CaixaBank SA	3/22/13	1,084	393,283	2,049
Deutsche Post AG	8/8/12	3,578	226,044	8,240
International Consolidated Airlines Group SA	6/5/13	1,858	710,758	4,724
KBC Groep NV	9/9/13	1,974	52,703	2,991
Lloyds Banking Group PLC	3/28/13	4,900	8,094,768	10,572
Merlin Entertainments PLC	11/8/13	252	79,900	473
Numbericable, Group SA	11/8/13	465	17,342	630
Royal Mail PLC	10/11/13	924	217,266	2,050
Ziggo NV	3/21/12	2,480	96,113	4,389
		$90,827	$13,157,557	$52,519
Institutional International Portfolio:
AIA Group Ltd.	10/22/10	$102,350	$4,614,718	$23,151
CaixaBank SA	3/22/13	1,547	561,511	2,926
Deutsche Post AG	8/8/12	5,497	347,455	12,666
International Consolidated Airlines Group SA	6/5/13	2,646	1,014,239	6,741
KBC Groep NV	9/9/13	$2,961	$79,021	$4,484
Lloyds Banking Group PLC	3/28/13	8,509	13,365,782	17,456
Merlin Entertainments PLC	11/8/13	367	116,500	690
Numericable Group SA	11/8/13	640	23,994	871

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2013 (Unaudited)

Security	Acquisition Date	Acquisition Cost (000)	Principal Amount (000)	Fair Value (000)
Institutional International Portfolio: (continued)
Royal Mail PLC	10/11/13	1,423	333,962	3,152
Ziggo NV	3/21/12	3,458	128,933	4,759
		$129,399	$20,586,115	$76,895
Emerging Markets Portfolio:
Global Bio-Chem Technology Group Co. Ltd.	7/13/10	$20,154	$24,281,200	$1,879
India Cements Ltd.	10/13/11	318,927	5,434,347	5,285
Lianhua Supermarket Holdings Ltd., H Shares	1/4/12	38,765	6,132,000	4,745
Magnesita Refratarios SA	7/18/11	6,726	1,077,700	2,696
NWS Holdings Ltd.	3/18/10	43,967	3,725,656	5,679
Reliance Industries Ltd. – Sponsored GDR	9/29/11	1,924	70,100	2,029
Rolta India Ltd.	8/12/11	126,635	1,788,289	1,943
Rosneft Oil Co. OJSC – Sponsored GDR, Registered Shares	5/10/13	9,504	1,315,880	10,020
Via Varejo SA	12/13/13	7,914	344,107	3,669
		$574,516	$44,169,279	$37,945
Core Fixed Income Portfolio:
American Airlines 2013-2, Class A	7/24/13	$689	$674	$695
Barrick International (Barbados) Corp.	12/8/10	227	207	186
ERAC USA Finance Co.	12/9/10	156	142	151
ERAC USA Finance Co.	12/9/10	321	309	340
ERAC USA Finance LLC	7/18/13	316	316	320
Fairfax Financial Holdings Ltd.	5/4/11	278	279	283
Japan Tobacco, Inc.	7/16/13	381	381	380
MassMutual Global Funding LLC	3/29/12	289	290	291
Mylan, Inc.	6/18/13	160	160	163
Perrigo Co. PLC	12/2/13	214	212	208
Sabmiller Holdings, Inc.	1/10/12	454	455	466
SoftBank Corp.	4/18/13	385	385	375
TSMC Global Ltd.	3/27/13	356	356	341
Volkswagen International Finance N.V.	3/19/12	352	354	363
Wesfarmers Ltd.	3/13/13	315	315	306
Woodside Finance Ltd.	5/5/11	455	452	473
		$5,347	$5,287	$5,341
Fixed Opportunity Portfolio:
Activision Blizzard, Inc. (Software), Callable 9/15/16 @ 104.22	9/12/13	$3,924	$3,901	$4,038
Albea Beauty Holdings SA	10/17/12	4,992	4,817	5,010
Allegion US Holding Co., Inc. Callable 10/1/16 @ 104.31	9/27/13	4,094	4,094	4,258
Alliant Techsystems, Inc. Callable 10/1/16 @ 103.94	10/22/13	4,897	4,897	4,909
American Airlines Pass-Through Trust, Series 2013-2, Class B	12/6/13	2,378	2,366	2,390
Amsted Industries, Inc. (Machinery), Callable 3/15/14 @ 104.06	3/12/10	607	610	643
Aramark Corp. (Food Products), Callable 3/15/15 @ 104.31	2/22/13	1,070	1,049	1,096
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Callable 2/1/18 @ 102.94	1/28/13	1,144	1,144	1,090
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Callable 2/1/18 @ 102.94	5/7/13	$1,500	$1,500	$1,373
Audatex Holdings, Inc. Callable 6/15/17 @ 103.00	10/17/13	5,088	5,000	5,238
Banco del Estado de Chile	12/13/13	154	150	152
Barry Callebaut Services NV	10/31/13	5,631	5,540	5,651
Belden, Inc. Callable 9/1/17 @ 102.75	8/13/12	1,954	1,953	1,914

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2013 (Unaudited)

Security	Acquisition Date	Acquisition Cost (000)	Principal Amount (000)	Fair Value (000)
Fixed Opportunity Portfolio: (continued)
BI-LO LLC/BI-LO Finance Corp.Callable 2/15/15 @ 104.63	6/7/12	6,352	5,799	6,408
Bombardier, Inc.	2/13/12	2,252	1,974	2,240
Bombardier, Inc.	3/5/12	1,175	1,180	1,171
Bombardier, Inc.	1/9/13	2,617	2,613	2,593
Calcipar SA	6/7/12	1,604	1,600	1,696
Calfrac Holdings LP	12/16/13	416	405	413
Calpine Corp.	5/31/12	2,745	2,576	2,811
Calpine Corp.	12/6/11	5,309	4,953	5,411
CCO Holdings LLC/CCO Holdings Capital Corp.	2/28/13	1,799	1,765	1,686
CCO Holdings LLC/CCO Holdings Capital Corp.	8/6/13	686	720	682
Cequel Communications Holdings I LLC/Cequel Capital Corp.	10/11/12	7,107	6,945	7,119
CIT Group, Inc.	3/21/12	3,861	3,515	3,950
CIT Group, Inc.	2/2/12	2,155	2,155	2,233
Clayton Williams Energy, Inc.	12/11/13	2,155	2,077	2,134
Cogeco Cable, Inc.	4/18/13	2,093	2,107	2,033
DigitalGlobe, Inc.	1/25/13	579	574	560
Drill Rigs Holdings, Inc.	9/13/12	5,769	5,702	6,158
Expro Finance Luxembourg SCA	5/31/12	6,019	5,810	6,057
Exterran Partners LP	3/22/13	5,026	5,108	5,070
FMG Resources (August 2006) Pty Ltd.	9/7/12	199	205	216
FMG Resources (August 2006) Pty Ltd.	10/25/11	5,315	5,245	5,888
FMG Resources (August 2006) Pty Ltd.	5/29/12	1,490	1,525	1,662
General Motors Financial Co.	5/7/13	4,377	4,589	4,365
Gibson Energy, Inc.	6/25/13	1,788	1,814	1,918
Hawk Acquisition Sub, Inc.	3/22/13	5,715	5,715	5,529
Hilcorp Energy, Inc./Hilcorp Energy Co.	5/29/12	6,490	5,999	6,494
Hilcorp Energy, Inc./Hilcorp Energy Co.	5/10/13	1,001	900	977
IAC/InterActiveCorp	12/21/12	1,061	1,061	989
IAC/InterActiveCorp	11/12/13	4,486	4,473	4,551
ILFC E-Capital Trust ll	3/30/10	254	330	312
Intelsat Jackson Holdings SA	5/21/13	5,894	6,065	5,769
Intergen NV	6/7/13	3,169	3,224	3,337
J.B. Poindexter & Co., Inc.	6/13/12	1,095	1,100	1,174
JBS USA LLC/JBS USA Finance, Inc.	5/29/12	7,958	8,000	8,340
Jefferies LoanCore LLC/Jefferies Finance LLC	5/16/13	280	280	277
JMC Steel Group, Inc.	3/4/11	2,678	2,622	2,648
Linn Energy LLC/Linn Energy Finance Corp.	5/9/13	796	760	768
LKQ Corp.	6/11/13	3,531	3,660	3,404
Lynx I Corp.	2/7/13	1,134	1,134	1,134
MedImpact Holdings, Inc.	2/1/11	2,256	2,246	2,465
MEG Energy Corp.	6/28/13	2,390	2,400	2,526
MEG Energy Corp.	7/16/12	$3,816	$3,691	$3,714
MEG Energy Corp.	9/26/13	1,000	1,000	1,013
Meritage Homes Corp.	11/21/13	4,182	3,919	4,233
MetroPCS Wireless, Inc.	3/8/13	2,758	2,723	2,825
MetroPCS Wireless, Inc.	3/8/13	1,305	1,305	1,347
MidContinent Express Pipeline LLC	5/6/13	2,461	2,400	2,340
NGL Energy Partners LP	10/10/13	3,184	3,184	3,264

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2013 (Unaudited)

Security	Acquisition Date	Acquisition Cost (000)	Principal Amount (000)	Fair Value (000)
Fixed Opportunity Portfolio: (continued)
Nuance Communications, Inc.	8/9/12	2,591	2,556	2,498
Oasis Petroleum, Inc.	9/10/13	3,899	3,899	4,133
Pacific Drilling SA	5/17/13	6,228	6,348	6,380
Pacific Drilling V Ltd.	11/16/12	2,594	2,521	2,723
Penerbangan Malaysia Berhad	12/13/13	570	520	567
Petronas Capital Ltd.	12/13/13	277	250	274
Post Holdings, Inc.	7/11/13	2,745	2,595	2,777
Provident Funding Associates LP/PFG Finance Corp.	5/22/13	460	460	458
Rockies Express Pipeline LLC	1/10/13	1,042	1,042	964
RSI Home Products, Inc.	2/15/13	4,378	4,181	4,380
Sabine Pass Liquefaction LLC	1/29/13	5,229	5,231	5,113
Sabine Pass Liquefaction LLC	4/10/13	960	960	898
Sabre, Inc.	6/7/12	638	632	702
Salix Pharmaceuticals Ltd.	12/12/13	1,038	1,038	1,064
SemGroup LP	6/7/13	3,072	3,036	3,211
Sensata Technologies BV	9/5/13	1,489	1,597	1,501
Service Corp. International	6/17/13	1,000	1,000	1,013
Sinclair Television Group, Inc.	9/26/13	1,600	1,600	1,656
Sinochem Hong Kong Group Co. Ltd.	12/13/13	257	250	255
Sirius XM Radio, Inc.	8/8/12	1,665	1,655	1,672
Sirius XM Radio, Inc.	5/2/13	2,698	2,714	2,565
Sirius XM Radio, Inc.	9/19/13	352	352	359
SoftBank Corp.	4/18/13	3,966	4,011	3,911
Sprint Nextel Corp.	6/28/13	1,956	1,665	2,006
Sprint Nextel Corp.	2/27/12	2,151	1,960	2,185
Stackpole International Intermediate Co. SA	10/1/13	2,868	2,817	2,930
StoneMor Partners LP	5/16/13	3,444	3,444	3,582
Sun Merger Sub, Inc.	7/19/13	192	192	201
Taylor Morrison Communities, Inc.	4/11/13	3,823	3,830	3,725
Tenet Healthcare Corp.	9/13/13	14,294	13,788	14,391
The ADT Corp.	12/10/13	4,092	3,897	4,092
The Nielsen Co. (Luxembourg) Sarl	9/20/13	804	804	816
Titan International, Inc.	9/26/13	5,158	5,132	5,350
T-Mobile USA, Inc.	8/14/13	163	163	172
TRW Automotive, Inc.	2/25/13	1,330	1,320	1,333
Tullow Oil PLC	11/1/13	3,751	3,751	3,807
UPCB Finance V Ltd.	11/8/11	3,763	3,570	3,873
UPCB Finance VI Ltd.	7/3/12	2,216	2,119	2,251
Valeant Pharmaceuticals International, Inc.	8/5/13	1,068	1,038	1,094
Valeant Pharmaceuticals International, Inc.	10/3/11	873	908	938
Valeant Pharmaceuticals International, Inc.	11/15/13	$2,081	$2,081	$2,091
VPII Escrow Corp.	6/27/13	1,055	1,055	1,158
VPII Escrow Corp.	6/27/13	5,622	5,520	6,065
Weekley Homes LLC	1/28/13	490	490	473
Wind Acquisition Finance SA	11/18/10	2,365	2,503	2,634
Wind Acquisition Finance SA	1/9/13	912	881	923
		$292,430	$287,544	$296,825

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2013 (Unaudited)

Security	Acquisition Date	Acquisition Cost (000)	Principal Amount (000)	Fair Value (000)
U.S. Corporate Fixed Income Portfolio:
American Airlines 2013-2, Class A	7/24/13	$4,496	$4,404	$4,539
Barrick International (Barbados) Corp.	12/8/10	1,650	1,507	1,350
ERAC USA Finance Co.	12/9/10	725	658	699
ERAC USA Finance Co.	12/9/10	2,467	2,372	2,608
ERAC USA Finance LLC	7/18/13	2,104	2,107	2,133
Fairfax Financial Holdings Ltd.	5/4/11	1,820	1,826	1,851
Japan Tobacco, Inc.	7/16/13	2,534	2,537	2,530
MassMutual Global Funding LLC	3/29/12	1,515	1,522	1,526
Mylan, Inc.	6/18/13	1,053	1,054	1,075
Perrigo Co. PLC	12/2/13	1,417	1,403	1,377
Sabmiller Holdings, Inc.	1/10/12	2,296	2,300	2,355
SoftBank Corp.	4/18/13	2,516	2,516	2,453
TSMC Global Ltd.	3/27/13	2,290	2,292	2,195
Volkswagen International Finance N.V.	3/19/12	1,846	1,858	1,906
Wesfarmers Ltd.	3/13/13	1,977	1,977	1,921
Woodside Finance Ltd.	5/5/11	4,017	3,991	4,180
		$34,723	$34,324	$34,698

E.  Allocations.  Expenses directly attributable to a Portfolio are charged to that Portfolio. Class specific expenses, if any, are borne by that class. Other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio or by another appropriate method. Income, non-class specific expenses and realized and unrealized gains and losses are allocated to the respective classes based on relative net assets.

F.  Dividends and Capital Gain Distributions to Shareholders.  The Core Fixed Income Portfolio, U.S. Government Fixed Income Portfolio, U.S. Corporate Fixed Income Portfolio, U.S. Mortgage/Asset Backed Fixed Income Portfolio, Short-Term Municipal Portfolio, Intermediate Municipal Portfolio and Intermediate Municipal II Portfolio declare and distribute dividends from net investment income on a monthly basis. The Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap–Mid Cap Portfolio, Institutional Small Cap–Mid Cap Portfolio, Real Estate Portfolio, Fixed Opportunity Portfolio and Commodity Portfolio declare and distribute dividends from net investment income on a quarterly basis. The International Portfolio and the Institutional International Portfolio declare and distribute dividends from net investment income, if any, on a semiannual basis. The Emerging Markets Portfolio declares and distributes dividends from net investment income, if any, on an annual basis. Net realized capital gains, if any, are declared and distributed at least annually by each Portfolio.

G.  Repurchase Agreements.  Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and date. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by government securities (as defined in the 1940 Act), or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by two or more Nationally

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2013 (Unaudited)

Recognized Statistical Rating Organizations (“NRSROs”) or the only NRSRO issuing a rating, or, if unrated, are of comparable quality provided that the collateral is an eligible investment for the Portfolio.

H.  TBA Purchase and Sale Commitments.  Certain of the Portfolios may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBA commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. The risk is in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities Valuation” above.

I.  Commission Recapture.  Certain of the Portfolios participate in a commission recapture program. These Portfolios will utilize the recaptured commissions to pay for, in whole or in part, certain expenses of the Portfolios, excluding investment advisory and distribution fees. The expenses eligible to be paid will include, but are not limited to, administration fees, audit fees, custodian fees, legal fees and printing expenses, as directed by the Trust. These amounts are disclosed as “Expenses paid indirectly” on the Statements of Operations.

For the period ending December 31, 2013, the following commissions were recaptured (amounts in thousands):

Portfolio	Commissions Recaptured
Value Portfolio	$8
Institutional Value Portfolio	17
Growth Portfolio	4
Institutional Growth Portfolio	5
Small Cap—Mid Cap Portfolio	3
Institutional Small Cap—Mid Cap Portfolio	6
Commodity Portfolio	6
International Portfolio	7
Institutional International Portfolio	19
Emerging Markets Portfolio	5

J.  Foreign Exchange Transactions.  The books and records of the Portfolios are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statements of Operations:

i) value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and

ii) purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Portfolios do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.

Dividends and interest from non-U.S. sources received by a Portfolio are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Portfolio intends to, if reasonable, undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of a Portfolio’s total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Portfolio may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2013 (Unaudited)

The Portfolios may be subject to foreign taxes on gains in investments or currency repatriation. The Portfolios accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

K.  Derivative Instruments.  Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, financial futures contracts, options contracts and swap agreements.

The following is a summary of the fair value of derivative instruments held by the Portfolios as of December 31, 2013 (amounts in thousands).

	Assets
Fund	Net unrealized appreciation on futures contracts*	Investments, at value for written options	Unrealized appreciation on forward currency contracts	Swap agreements, at value
Equity Risk Exposure:
Institutional Growth Portfolio	$5,517	$—	$—	$—
Emerging Markets Portfolio	50	—	—	—
Foreign Exchange Rate Risk Exposure:
Institutional Growth Portfolio	—	—	382	—
Commodity Portfolio	—	—	55	—
International Portfolio	—	—	129	—
Institutional International Portfolio	—	—	191	—
Emerging Markets Portfolio	—	—	461	—
Commodity Risk Exposure:
Commodity Portfolio	2,728	—	—	160
Interest Rate Risk Exposure:
Institutional Growth Portfolio	33	—	—	76
Commodity Portfolio	—		—	7

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2013 (Unaudited)

	Liabilities
Fund	Net unrealized deprecation on futures contracts*	Written options, at fair value	Unrealized depreciation on forward currency contracts	Net swap agreements, at value
Equity Risk Exposure:
Institutional Growth Portfolio	$—	$—	$—	$—
Emerging Markets Portfolio	$135	$—	$—	$—
Foreign Exchange Rate Risk Exposure:
Institutional Growth Portfolio	—	3	395	—
Commodity Portfolio	—	—	212
International Portfolio	—	—	24	—
Institutional International Portfolio	—	—	66	—
Emerging Markets Portfolio	—	—	625	—
Commodity Risk Exposure:
Commodity Portfolio	3,663	69	—	1,094
Interest Rate Risk Exposure:
Institutional Growth Portfolio	504	44	—	349
Commodity Portfolio	—	4	—	506

*	Total Fair Value is presented by Primary Risk Exposure. For foreign currency contracts, such amounts represent the appreciation (for asset derivatives) or depreciation (for liability derivatives). For futures contracts, the amounts represent their cumulative appreciation/depreciation.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is the summary of the effect of derivative instruments on the Statements of Operations for the period ending December 31, 2013 (amounts in thousands).

Fund	Net realized gains/(losses) from futures transactions	Net realized gains/(losses) from written options transactions	Net realized gains/(losses) from purchased options transactions	Net realized gains/(losses) from foreign currency transactions	Net realized gains/(losses) from swap transactions
Equity Risk Exposure:
Institutional Growth Portfolio	$14,561	$(10)	$—	$—	$—
Small Cap Portfolio	35	—	—	—	—
Emerging Markets Portfolio	406	—	—	—	—
Foreign Exchange Rate Risk Exposure:
Value Portfolio	—	—	—	(1)	—
Institutional Value Portfolio	—	—	—	(1)	—
Institutional Growth Portfolio	141	40	—	281	28
Commodity Portfolio	—	—	—	(523)	—
International Portfolio	48	—	—	(89)	—
Institutional International Portfolio	123	—	—	(599)	—
Emerging Markets Portfolio	237	—	—	(1,510)	—

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2013 (Unaudited)

Fund	Net realized gains/(losses) from futures transactions	Net realized gains/(losses) from written options transactions	Net realized gains/(losses) from purchased options transactions	Net realized gains/(losses) from foreign currency transactions	Net realized gains/(losses) from swap transactions
Commodity Risk Exposure:
Commodity Portfolio	$(5,089)	$30	$—	$—	$(6,358)
Interest Rate Risk Exposure:
Institutional Growth Portfolio	199	342	—	—	(628)
Commodity Portfolio	19	93	—	—	—

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Fund	Change in unrealized appreciation/ (depreciation) on futures	Change in unrealized appreciation/ (depreciation) on written options	Change in unrealized appreciation/ (depreciation) on purchased options	Change in unrealized appreciation/ (depreciation) on foreign currency translations	Change in unrealized appreciation/ (depreciation) on swaps
Equity Risk Exposure:
Institutional Growth Portfolio	$2,529	$—	$—	$—	$—
Emerging Markets Portfolio	(175)	—	—	—	—
Foreign Exchange Rate Risk Exposure:
Institutional Growth Portfolio	5,517	—	(1)	326	—
Commodity Portfolio	—	—	—	2,279	—
International Portfolio	(40)	—	—	277	—
Institutional International Portfolio	(75)	—	—	495	—
Emerging Markets Portfolio	(29)	—	—	(179)	—
Commodity Risk Exposure:
Commodity Portfolio	7,732	128	—	—	7,207
Interest Rate Risk Exposure:
Institutional Growth Portfolio	(502)	45	—	—	66
Commodity Portfolio	—	16	(149)	—	(134)

Amounts designated as “—” are $0 or have been rounded to $0.

Effective January 1, 2013, the Trust adopted Financial Accounting Standards Board Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”) which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 “‘Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity’s financial statements to understand the effect of those arrangements on its financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2013 (Unaudited)

lending transactions that are offset either in accordance with other requirements of U.S. GAAP or subject to an enforceable master netting arrangement or similar agreement.

The Trust is generally subject to master netting agreements (“MNA”) that allow for amounts owed between the Portfolio and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The MNA do not apply to amounts owed to/from different counterparties. The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable MNA. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Portfolio’s ability to reflect the master netting agreements at December 31, 2013. For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to MNA in the Statement of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Portfolio’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2013.

The following table presents the Portfolios' derviative assets by counterparty, net of amounts available for offset under a MNA and net of the related collateral received by the Portfolios as of December 31, 2013.

	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Portfolio - Specialist Manager	Gross Asset as presented in the Statement of Assets and Liabilities (000)	Gross (Liability) as presented in the Statement of Assets and Liabilities (000)	Net Amount (000)	Financial Instrument Received (Pledged) (000)*	Cash Collateral Received (Pledged) (000)*
Intstitutional Growth Portfolio - PIMCO
Option Contracts – Citibank North America	$—	$(21)	$(21)	$—	$—
Option Contracts – Morgan Stanley	—	(23)	(23)	—	—
Commodity Portfolio – PIMCO
Swap Agreement – Royal Bank of Canada	$—	$(4)	$(4)	$—	$—
Option Contracts – Credit Suisse	—	(12)	(12)	—	—
Swap Agreements – Deutsche Bank	91	(603)	(512)	—	(512)
Option Contracts – Deutsche Bank	—	(12)	(12)	—	—
Swap Agreements – Goldman Sachs International	56	(10)	46	46	—
Option Contracts – Goldman Sachs International	—	(4)	(4)	—	—
Swap Agreements – JPMorgan Chase	16	(315)	(299)	(299)	—
Commodity Portfolio – Wellington Management Co.
Swap Agreements – JPMorgan Chase	$—	$(167)	$(167)	$—	$—

*	The actual financial instruments and cash collateral (received)/pledged may be in excess of the amounts shown in the table.

The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

Forward Currency Contracts: Certain of the Portfolios may be subject to currency exchange rate risk in the normal course of pursuing their investment objectives. A Portfolio enters into forward currency contracts (“forward contracts”) for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings. A forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward contract fluctuates with changes in currency exchange rates. The forward contract is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2013 (Unaudited)

fluctuation in value during the period the forward contract was open. The Portfolio could be exposed to credit risk if a counterparty is unable to meet the terms of a forward contract, or market risk if the value of the currency changes unfavorably.

Forward contracts may involve credit or market risk in excess of the amounts reflected on the Portfolio’s Statement of Assets and Liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such forward contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward contracts held at December 31, 2013 are recorded for financial reporting purposes as net unrealized gains or losses by the Portfolio. In addition, at December 31, 2013, the Portfolios entered into currency contracts to settle trades in foreign currencies. These transactions are included in the Statements of Assets and Liabilities as “Receivable from investments sold” and “Payable from investments purchased.” The amount of the forward contracts outstanding as of December 31, 2013 and the month-end average contract amount for all forward contracts during the period ending December 31, 2013 are detailed in the table below:

Portfolio	Average Month-End Notional Amount (000)	Forwards Amount Outstanding at December 31, 2013 (000)
Institutional Growth Portfolio.	$37,688	$30,772
Commodity Portfolio	22,706	24,718
International Portfolio	4,952	11,951
Institutional International Portfolio	11,436	35,388
Emerging Markets Portfolio	71,162	89,867

Financial Futures Contracts: Certain of the Portfolios may be subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may invest in financial futures contracts (“futures contracts”) as part of their investment strategies, to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. The Commodity Portfolio may invest in commodity-linked futures contracts to gain exposure to the commodities market. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by a Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instrument. A Portfolio recognizes a gain or loss equal to the daily variation margin, which is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). When a futures contract is closed, a realized gain or loss is recorded as “Net realized gains/ (losses) from futures transactions” on the Statement of Operations. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default. Securities designated as collateral for market value on futures contracts are noted in each Portfolio’s Portfolio of Investments (if applicable). Such collateral is held with the Trust’s custodian. The notional value of the futures contracts outstanding at December 31, 2013 and the month-end average notional amount for the period ending December 31, 2013 are detailed in the table below:

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2013 (Unaudited)

Portfolio	Average Month-End Notional Amount (000)	Notional Amount of Futures Contracts Outstanding at December 31, 2013 (000)
Institutional Growth Portfolio	$218,546	$252,776
Small Cap–Mid Cap Portfolio	82	—
Commodity Portfolio	246,144	254,994
International Portfolio	188	—
Institutional International Portfolio	245	—
Emerging Markets Portfolio	8,192	5,679

Options Contracts — Purchased Options Contracts: Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks and/or in anticipation of future purchases, including to achieve market exposure, pending direct investment in securities. Certain of the Portfolios may purchase put or call options. Options contracts provide the purchaser with the right, but not the obligation, to buy or sell (call or put option, respectively) a financial instrument at the exercise price. The Portfolio pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. When an option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain or loss on the transaction.

Options Contracts — Written Options Contracts: Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks and/or in anticipation of future purchases, including to achieve market exposure, pending direct investment in securities, certain of the Portfolios may write put or call options. Premiums received from written options contracts are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Realized gains and losses are reported as “Net realized gains/(losses) from options transactions” on the Statement of Operations (if applicable). When writing an option, the Portfolio bears the market risk of unfavorable changes in the price of the underlying instrument.

With exchange-traded options, there is minimal counterparty credit risk to the Portfolios since the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. With over-the-counter options, the Portfolios bear the risk that counterparties will be unable to perform under the terms of the contracts.

The Institutional Growth Portfolio and Commodity Portfolio had the following transactions in written call and put options during the period ending December 31, 2013:

Institutional Growth Portfolio	Number of Contracts	Premiums Received (000)
Options outstanding at June 30, 2013	(4,002)	$(314)
Options purchased	(4,571,424)	(121)
Options expired	2,288,307	328
Options closed	2,285,791	59
Options outstanding at December 31, 2013	(1,328)	$(48)

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2013 (Unaudited)

Commodity Portfolio	Number of Contracts	Premiums Received (000)
Options outstanding at June 30, 2013	(1,261)	$(454)
Options purchased	(3,292)	(272)
Options expired	2,319	266
Options closed	644	85
Options outstanding at December 31, 2013	(1,590)	$(375)

Swap Agreements:  Certain of the Portfolios may enter into swap agreements (“swap”) for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. A swap is a two-party contract entered into for periods ranging from one day to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Interest Rate Swaps:  Certain of the Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because certain Portfolios hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. In order to reduce such risks, certain Portfolios may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay and receive a fixed or floating rate of interest based on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect their value or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the swap’s remaining life. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses on the Statements of Operations.

Total Return Swaps:  Certain of the Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. In order to reduce such risks, certain Portfolios may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Portfolio will agree to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swaps plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained at the broker-dealer or the Portfolio’s custodian. Until a total return swap is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Portfolio on the notional amount are recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap transactions.” A Portfolio may enter into total return swaps that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Portfolio on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swaps plus, in certain instances, the Portfolio will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted against any unrealized appreciation or depreciation to determine the value of the swaps.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2013 (Unaudited)

Variance Swaps:  Certain of the Portfolios may invest in variance swaps to gain or mitigate exposure to the underlying reference securities. Variance swaps involve two parties agreeing to exchange cash flows based on the measured variance (or square of the volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swaps is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, a Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price. This type of swap is essentially a forward contract on the future realized price variance of the underlying asset.

The primary risks associated with the use of swaps are an imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform under the agreement. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The Portfolio will bear the counterparty risk, i.e., risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The unrealized gain or loss at December 31, 2013 is disclosed in the swap tables included in the Portfolios of Investments. The notional value of the swap agreements outstanding at December 31, 2013 and the month-end average notional amount for the period ending December 31, 2013 are detailed in the table below:

Portfolio	Average Month-End Notional Amount (000)	Notional Amount of Futures Contracts Outstanding at December 31, 2013 (000)
Institutional Growth Portfolio	$47,410	$46,760
Commodity Portfolio	210,017	223,907

L.  Bank Loans.  Certain Portfolios may invest in bank loans, which generally have interest rates which are reset daily, monthly, quarterly or semiannually by reference to a base lending rate plus a premium. These base rates are primarily the London-Interbank Offered Rate, and secondarily the prime rate offered by one or more major U. S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Portfolio of Investments.

All or a portion of any bank loans may be unfunded. The Portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked-to-market daily, are presented in the Portfolio of Investments. As of December 31, 2013, the Fixed Opportunity Portfolio invested in bank loans, which are presented in the Portfolio’s Portfolio of Investments.

M.  Basis for Consolidation for the Commodity Portfolio.  The HC Commodity Related Securities Fund, Ltd. and the HC Commodity Related Securities Fund II, Ltd. (the “Funds”) are incorporated as Cayman Islands exempted companies. The Funds are wholly-owned subsidiaries of the Commodity Portfolio and act as investment vehicles for the Commodity Portfolio for the purpose of effecting certain commodity-linked investments consistent with its

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2013 (Unaudited)

investment objectives. The Funds may invest in commodity-linked derivative instruments including options, futures and swaps. The Funds may also invest in debt securities, some of which are intended to serve as margin or collateral for the Funds’ derivative positions.

Under the Articles of Association each of the Funds, shares issued by the Funds give the Commodity Portfolio, as the sole shareholder, the right to receive notice of, to attend, and to vote at general meetings of the Funds, the right to participate in the profits of the Funds and rights to the assets of the Funds in the event that they are liquidated. As of December 31, 2013, the Commodity Portfolio’s aggregate investment in the Funds was $103,729,072, representing 9.76% of the Commodity Portfolio’s net assets.

The Commodity Portfolio’s investments in these Funds have been consolidated and include the portfolio holdings of the underlying Funds. The consolidated financial statements include the accounts of the Commodity Portfolio and the Funds. All intercompany transactions and balances have been eliminated.

3.  INVESTMENT ADVISORY AND ADMINISTRATIVE CONTRACTS.  The Trust has entered into investment advisory contracts (“Portfolio Management Contracts”) on behalf of each of the Portfolios with one or more investment management organizations (each, a “Specialist Manager”). For the Portfolio(s) it serves, each Specialist Manager is responsible for providing a continuous program of investment management for that portion of the Portfolio allocated to it and for placing all orders for the purchase and sale of securities and other instruments for such portion of the Portfolio. Except as noted, each Specialist Manager earns a fee, accrued daily and paid either monthly or quarterly, based on average daily net assets of that portion of the Portfolio managed.

For the period ending December 31, 2013, the Portfolios incurred the following investment advisory fees, before any applicable fee waivers, with respect to the services of the indicated Specialist Manager(s). The following annual fee rates are applied to the portions of the Portfolios that are managed by the Specialist Managers in determining amounts earned, except as footnoted.

Value Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Institutional Capital, LLC	$202	0.35%
AllianceBernstein L.P.	314	0.34	%(a)
Cadence Capital Management, LLC	85	0.065	%(b)
Mellon Capital Management Corporation	—	0.065	%(c)(d)
	$601	0.19%

Institutional Value Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Institutional Capital, LLC	$303	0.35%
AllianceBernstein L.P.	453	0.34	%(a)
Cadence Capital Management, LLC	119	0.065	%(b)
Pacific Investment Management Company LLC	—	0.25	%(c)
Mellon Capital Management Corporation	—	0.065	%(c)(d)
	$875	0.20%

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2013 (Unaudited)

Growth Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Jennison Associates LLC	$287	0.28	%(e)
Mellon Capital Management Corporation	112	0.065	%(d)
Sustainable Growth Advisers	225	0.35%
Cadence Capital Management, LLC	—	0.065	%(b)(c)
	$624	0.17%

Institutional Growth Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Jennison Associates LLC	$365	0.28	%(e)
Mellon Capital Management Corporation	184	0.065	%(d)
Sustainable Growth Advisers	128	0.35%
Pacific Investment Management Company LLC	194	0.25%
Cadence Capital Management, LLC	—	0.065	%(b)(c)
	$871	0.15%

Small Cap–Mid Cap Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Frontier Capital Management Company, LLC	$62	0.45%
Mellon Capital Management Corporation	12	0.065	%(d)
IronBridge Capital Management LP	93	0.95%
Pzena Investment Management, LLC	92	1.00%
Cupps Capital Management, LLC	—	0.85	%(c)
Cadence Capital Management, LLC	—	0.065	%(b)(c)
Ariel Investments, LLC	—	N/A%(c)(f)
	$259	0.47%

Institutional Small Cap–Mid Cap Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Frontier Capital Management Company, LLC	$103	0.45%
Mellon Capital Management Corporation	8	0.065	%(d)
IronBridge Capital Management LP	160	0.95%
Pzena Investment Management, LLC	131	1.00%
Cupps Capital Management, LLC	87	0.85%
Cadence Capital Management, LLC	—	0.065	%(b)(c)
Ariel Investments, LLC	—	N/A%(c)(f)
	$489	0.62%

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2013 (Unaudited)

Real Estate Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Wellington Management Company, LLP	$293	0.71	%(g)
Mellon Capital Management Corporation	—	0.10	%(c)(h)
Cadence Capital Management, LLC	—	0.10	%(c)(i)
	$293	0.71%

Commodity Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Wellington Management Company, LLP	$1,360	0.85	%(j)
Wellington Management Company, LLP	701	0.75	%(k)
Pacific Investment Management Company LLC	457	0.49%
Mellon Capital Management Corporation	139	0.10	%(c)(h)
Cadence Capital Management, LLC	—	0.10	%(c)(i)
	$2,657	0.53%

International Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Artisan Partners Limited Partnership	$687	0.47	%(l)
Capital Guardian Trust Company	608	0.33	%(m)
Causeway Capital Management LLC	656	0.45%
Mellon Capital Management Corporation	60	0.13	%(n)
Cadence Capital Management, LLC	—	0.13	%(c)(o)
Mellon Capital Management Corporation	—	0.10	%(c)(p)
Cadence Capital Management, LLC	214	0.10	%(q)
	$2,225	0.29%

Institutional International Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Artisan Partners Limited Partnership	$1,046	0.47	%(l)
Capital Guardian Trust Company	849	0.33	%(m)
Causeway Capital Management LLC	972	0.45%
Lazard Asset Management LLC	556	0.42	%(r)
Mellon Capital Management Corporation	106	0.13	%(n)
Cadence Capital Management, LLC	—	0.13	%(c)(0)
Mellon Capital Management Corporation	—	0.10	(c)(p)
Cadence Capital Management, LLC	367	0.10	(q)
	$3,896	0.29%

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2013 (Unaudited)

Emerging Markets Portfolio:

Specialist Manager	Amount Earned (000)	Fee
SSgA Funds Management, Inc.*	$1,472	0.73	%(s)
Mellon Capital Management Corporation	259	0.13	%(n)
Boston Company Asset Management, LLC	1,567	0.71	%(t)
Cadence Capital Management, LLC	—	0.13	%(c)(o)
	$3,298	0.53%

Core Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Seix Investment Advisors LLC	$37	0.22	%(u)
Mellon Capital Management Corporation	11	0.06	%(v)
Mellon Capital Management Corporation	8	0.15	%(w)
	$56	0.15%

Fixed Opportunity Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Mellon Capital Management Corporation	$123	0.25%
Fort Washington Investment Advisors, Inc.	652	0.20	%(x)
Pacific Investment Management Company LLC	—	0.45	%(c)
	$775	0.18%

U.S. Government Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Mellon Capital Management Corporation	$77	0.06%

U.S. Corporate Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Seix Investment Advisors LLC	$245	0.22	%(u)
Mellon Capital Management Corporation	—	0.15%
	$245	0.22%

U.S. Mortgage/Asset Backed Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Mellon Capital Management Corporation	$75	0.06%

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2013 (Unaudited)

Short-Term Municipal Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Breckinridge Capital Advisors, Inc	$14	0.125%

Intermediate Municipal Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Standish Mellon Asset Management Company	$364	0.17	%(y)

Intermediate Municipal II Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Breckinridge Capital Advisors, Inc	$47	0.125%

*	SSgA Funds Management, Inc. (“SSgA FM”) is an affiliate of State Street Bank and Trust Company, the custodian to the Trust.
(a)	Effective October 1, 2013, AllianceBernstein L.P. (“AllianceBernstein”) receives a fee, which shall be payable monthly in arrears, of 0.37% of the average daily net assets of the first $150 million of the Combined Assets (as defined below), 0.35% of the next $150 million of Combined Assets and 0.29% of the Combined Assets exceeding $300 million.

Prior to October 1, 2013, AllianceBernstein received a fee of 0.38% of the average daily net assets of the first $300 million of the Combined Assets and 0.37% of the Combined Assets exceeding $300 million. Alliance Bernstein contractually agreed to waive the portion of the fee to which it was entitled that exceeded 0.31% of the average daily net asset value of the Combined Assets. The amounts waived are disclosed on the Statements of Operations. For the six months ending December 31, 2013, the Value Portfolio and the Institutional Value Portfolio paid AllianceBernstein $285,123 and $413,416, respectively.

“Combined Assets” shall mean the sum of: the average net assets of the portion of the Value Portfolio managed by AllianceBernstein, the average net assets of the portion of the Institutional Value Portfolio managed by AllianceBernstein, and assets invested in the same investment strategy as the Portfolio that are managed by AllianceBernstein for certain other clients of the Trust’s primary adviser.

(b)	Cadence Capital Management LLP (“Cadence”) receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.065% of the average daily net assets of the portion of the Portfolio managed by Cadence. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.075% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Cadence in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap–Mid Cap Portfolio, Institutional Small Cap–Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Cadence in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(c)	Specialist manager approved by the Board but to which no assets were allocated during the period ending December 31, 2013.
(d)	Mellon Capital Management Corporation (“Mellon”) receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2013 (Unaudited)

the annual rate of 0.065% of the average daily net assets of the portion of the Portfolio managed by Mellon. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.075% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap–Mid Cap Portfolio, Institutional Small Cap–Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Mellon in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(e)	Jennison Associates LLC (“Jennison”) is entitled to receive an annual fee of no more than 0.30% of average daily net assets of that portion of the Growth Portfolio and Institutional Growth Portfolio allocated to Jennison (the “Jennison Accounts”). While the rate at which Jennison’s fee for managing the Portfolios will not exceed 0.30%, the fee may decrease based on the aggregate market value of the Jennison Accounts and certain other assets managed by Jennison (which may pay fees exceeding 0.30%) for the benefit of certain investors who are clients of the Trust’s primary adviser at the following annual rates:

— 0.75% on the first $10 million;

— 0.50% on the next $30 million;

— 0.35% on the next $25 million;

— 0.25% on the next $335 million;

— 0.22% on the next $600 million;

— 0.20% on the next $4 billion; and

— 0.25% on the balance

(f)	For its services to the Small Cap–Mid Cap Portfolio and the Institutional Small Cap–Mid Cap Portfolio, Ariel Investments, LLC (“Ariel”) will be paid an annual fee, calculated daily and payable quarterly, in arrears, based on the Combined Assets (as defined below), in accordance with the following schedule: 1.00% of the first $10 million of the Combined Assets, 0.75% of the next $10 million of Combined Assets and 0.50% of the Combined Assets exceeding $20 million. Ariel did not manage assets for either of these Portfolios during the periods shown in the table.

“Combined Assets” shall mean the sum of: the net assets managed by Ariel in the Small Cap-Mid Cap Portfolio, the Institutional Small Cap-Mid Cap Portfolio and the net assets invested in the same strategy as the Portfolios that are managed by Ariel for the benefit of certain investors who are clients of certain affiliates of the Trust’s primary adviser.

(g)	Wellington Management Company, LLP (“Wellington”) receives a fee, which shall be payable monthly in arrears of 0.75% of the average daily net assets of the first $50 million of the Combined Assets (as defined below). On Combined Assets over $50 million, the fee shall be at the annual rate of 0.65% of the Combined Assets. “Combined Assets” shall mean the sum of: the net assets of the Real Estate Portfolio and assets invested in the same investment strategy as the Portfolio that are managed by Wellington for certain other clients of the Trust’s primary adviser.
(h)	Mellon receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.10% of the average daily net assets of the portion of the Portfolio managed by Mellon. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.11% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap–Mid Cap Portfolio, Institutional Small Cap–Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2013 (Unaudited)

International Portfolio, Emerging Markets Portfolio, and the net assets managed by Mellon in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(i)	Cadence receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.10% of the average daily net assets of the portion of the Portfolio managed by Cadence. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.11% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Cadence in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap–Mid Cap Portfolio, Institutional Small Cap–Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Cadence in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(j)	With respect to its Global National Resources Strategy (“GNRS”), Wellington is entitled to receive a fee, which shall be payable monthly in arrears at the annual rate of 0.85%, so long as at least $50 million in assets are present in the GNRS and 1.00% if less than $50 million in assets are present in the GNRS.
(k)	With respect to its Commodity Futures Strategy, Wellington is entitled to receive a fee, which shall be payable monthly in arrears at the annual rate of 0.75% of the average daily net assets of the Commodity Futures Strategy.
(l)	Artisan Partners Limited Partnership (“Artisan”) receives a fee, which shall be payable monthly in arrears within 30 days after each month end. For so long as the Combined Assets (as defined below) are greater than $500 million, the fee shall be at the annual rate of 0.47% of the average daily net assets of the Portfolios. If the Combined Assets are reduced to $500 million or less, the fee shall be calculated based on average daily net assets of the Portfolios at the following annual rates:

— 0.80% on assets up to $50 million;

— 0.60% on assets from $50 million to $100 million; and

— 0.70% on assets in excess of $100 million

“Combined Assets” shall mean the sum of: the net assets of the International Portfolio managed by Artisan and the net assets of the Institutional International Portfolio managed by Artisan.

(m)	Capital Guardian Trust Company (“CapGuardian”) receives a fee, which shall be payable quarterly in arrears in accordance with the following annual rates. The minimum annual fee (based on an account size of $50 million) is $312,500.

— 0.70% on the first $25 million;

— 0.55% on the next $25 million;

— 0.425% on the next $200 million; and

— 0.375% on the balance

When the total aggregated fees exceed $3 million, before discounts (as set forth below), fee break points are to be eliminated and the Portfolio will pay its fee at an annual rate of 0.375% on all assets in the Portfolio managed by CapGuardian.

The following fee discounts will be applied based upon the total annualized aggregate fees, which include fees from separate accounts, pooled investments vehicles, and funds with internally charged fees managed by The Capital Group Companies, Inc. The resulting discount percentage will be applied to each account’s fees (excluding fees related to investments in funds with internally charged fees):

— 5% discount on fees from $1.25 million to $4 million;

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2013 (Unaudited)

— 7.5% discount on fees from $4 million to $8 million;

— 10% discount on fees from $8 million to $12 million; and

— 12.5% discount on fees over $12 million

(n)	With respect to the emerging markets portion of the portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.13% of the average daily net assets of that portion of the Portfolio. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.15% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap–Mid Cap Portfolio, Institutional Small Cap–Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Mellon in other investment advisory accounts for which HC Capital Solutions or one of its affiliates serves as investment adviser.

(o)	With respect to the emerging markets portion of the Portfolio managed by Cadence, Cadence receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.13% of the average daily net assets of that portion of the Portfolio. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.15% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Cadence in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap–Mid Cap Portfolio, Institutional Small Cap–Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Cadence in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(p)	With respect to the developed markets portion of the Portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.10% of the average daily net assets of that portion of the Portfolio. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.11% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap–Mid Cap Portfolio, Institutional Small Cap–Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Mellon in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(q)	With respect to the developed markets portion of the Portfolio managed by Cadence, Cadence receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.10% of the average daily net assets of that portion of the Portfolio. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.11% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Cadence in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap–Mid Cap Portfolio, Institutional Small Cap–Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Cadence in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(r)	Effective October 1, 2013, Lazard Asset Management LLC (“Lazard”) receives a fee which shall be payable monthly in arrears of 0.40% of the average daily net assets of the first $75 million and 0.35% on the excess over $75 million

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2013 (Unaudited)

of that portion of the Portfolio managed by Lazard. Prior to October 1, 2013, Lazard received a fee of 0.45% of the average daily net assets of the first $100 million, 0.40% of the next $150 million and 0.0375% on the excess over $250 million.
(s)	SSgA FM receives a fee based on the average daily net assets of that portion of the Portfolio managed by SSgA, which shall be payable monthly in arrears at the annual rate of 0.85% for the first $50 million in such assets, 0.75% for the next $50 million in assets and 0.70% for those assets in excess of $100 million.
(t)	Boston Company Asset Management, LLC (“Boston Company”) receives an annual fee of 0.90% of the average daily net assets of the first $50 million; 0.85% of the average daily net assets on the next $50 million; 0.70% of the average daily net assets on the next $100 million; and 0.60% of the average daily net assets over $200 million of that portion of the Portfolio managed by Boston Company.
(u)	Seix Investment Advisors LLC (“Seix”), receives a fee, which shall be calculated daily and payable monthly in arrears at the annual rate of 0.25% of the first $100 million of the Combined Assets (as defined below) and 0.20% of the Combined Assets exceeding $100 million. “Combined Assets” shall mean the sum of: the net assets managed by Seix in the Core Fixed Income Portfolio and the net assets managed by Seix in the U.S. Corporate Fixed Income Portfolio.
(v)	Mellon Capital Management Corporation (“Mellon”) receives a fee which shall be calculated daily and payable monthly at the annual rate of 0.06% of the average daily net assets of the U.S. mortgage- and asset-backed securities portion of the Core Fixed Income Portfolio managed by Mellon. Mellon also receives a fee at the annual rate of 0.06% of the average daily net assets of the U.S. Government Fixed Income Portfolio and the U.S. Mortgage/Asset Backed Fixed Income Portfolio.
(w)	Mellon Capital Management Corporation (“Mellon”) receives a fee which shall be calculated daily and payable monthly at the annual rate of 0.15% of the average daily net assets of the U.S. corporate fixed-income securities portion of the Core Fixed Income Portfolio managed by Mellon. Mellon also receives a fee at the annual rate of 0.15% of the average daily net assets of the portion of the U.S. Corporate Fixed Income Portfolio managed by Mellon.
(x)	Fort Washington Investment Advisors, Inc. (“Fort Washington”) receives a fee, which shall be payable monthly in arrears. For so long as the Combined Assets (as defined below) are greater than $200 million, the fee shall be at the annual rate of 0.20% of the Combined Assets. If the Combined Assets are reduced to $200 million or less due to withdrawals or redemptions, beginning with the first calendar quarter following the date of such withdrawals or redemptions, the fee shall be based on 0.40% of the Combined Assets of the first $25 million, 0.375% of the Combined Assets of the next $25 million, 0.3375% of the Combined Assets of the next $50 million, and 0.25% of the Combined Assets of the next $100 million.

“Combined Assets” shall mean the sum of: the average daily net assets managed by Fort Washington in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by Fort Washington for the benefit of certain investors who are clients of the Trust’s primary adviser.

(y)	Standish Mellon Asset Management Company (“Standish Mellon”) receives a fee, which shall be calculated daily and payable quarterly, at an annual rate of 0.25% for the first $100 million of the Combined Assets (as defined below) and 0.15% of the Combined Assets exceeding $100 million. Standish Mellon is entitled to receive a fee at an annual rate not to exceed 0.20% of the Combined Assets.

“Combined Assets” shall mean the sum of: the net assets managed by Standish Mellon in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by Standish Mellon for the benefit of certain investors who are clients of the Trust’s primary adviser.

Pursuant to discretionary investment advisory agreements between the Trust and the Adviser, the Adviser is paid a fee which is accrued daily and paid monthly at an annual rate of 0.05% of average daily net assets per Portfolio. The fees that the Adviser receives are listed as “Management fees” on the Statements of Operations. The Adviser continuously monitors the performance of various investment management organizations, including the Specialist Managers retained by the Trust, and generally oversees the services provided to the Trust by its administrator, custodian and other service providers. The Adviser is also authorized to allocate and reallocate assets among Specialist Managers in multi-manager portfolios of the Trust from time to time without additional authorization of the Trust’s Board. In addition, the Adviser

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2013 (Unaudited)

will make its officers available to serve as officers and/or Trustees of the Trust, and maintain office space sufficient for the Trust’s principal office. The Securities and Exchange Commission has issued an order that permits the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the relevant Portfolio under certain circumstances.

Citi Fund Services Ohio, Inc. (“Citi”) is responsible for providing the Portfolios with administrative, fund accounting, dividend and capital gains disbursing agent and transfer agency services. Citi receives compensation for providing administration, fund accounting and transfer agency services at an all inclusive fee (“Omnibus Fee”) based on a percentage of each Portfolio’s average net assets. These amounts are disclosed as “Administrative service fees” on the Statements of Operations. The Omnibus Fee is accrued daily and payable on a monthly basis at an annual rate of 0.054% of the Trust’s Portfolios’ average daily net assets up to $6 billion; 0.005% of the Trust’s Portfolios’ average daily net assets between $6 billion and $12 billion; and 0.0295% in excess of $12 billion. As such, the Trust paid an aggregate amount of $2,204,424 to Citi for the period ending December 31, 2013.

The Trust has adopted a Distribution Plan for the Advisors Shares under which the Adviser may receive compensation for distribution services. Under the Distribution Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act, the Adviser is entitled to receive a fee of up to 0.25% annually of the average daily net assets attributable to the Advisors Shares. Currently, the Adviser is voluntarily waiving all fees associated with the Distribution Plan, and there is no current intention to collect such a fee.

Unified Financial Securities, Inc. (“Unified”), a wholly-owned subsidiary of Huntington Bancshares, Inc., serves as the Trust’s principal underwriter. Unified receives an annual fee of $50,000 for performing the services listed under its agreement with the Trust.

Alaric Compliance Services, LLC. (“Alaric”) provides an employee to serve as the Trust’s Chief Compliance Officer. For these services, Alaric is compensated $110,000 per year.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2013 (Unaudited)

4.  PURCHASE AND SALE TRANSACTIONS.  The aggregate cost of purchases and proceeds from sales of investment securities, other than long-term U.S. Government securities, TBA securities and short-term securities, for the period ending December 31, 2013 were as follows (amounts in thousands):

Portfolio	Purchases	Sales
Value Portfolio	$132,715	$296,393
Institutional Value Portfolio	256,106	405,483
Growth Portfolio	63,661	159,324
Institutional Growth Portfolio	170,822	226,614
Small Cap–Mid Cap Portfolio	17,455	38,971
Institutional Small Cap–Mid Cap Portfolio	46,506	103,009
Real Estate Portfolio	178,824	9,283
Commodity Portfolio	192,196	143,431
International Portfolio	295,837	350,349
Institutional International Portfolio	716,966	691,435
Emerging Markets Portfolio	432,076	228,923
Core Fixed Income Portfolio	20,858	19,159
Fixed Opportunity Portfolio	490,367	398,802
U.S. Government Fixed Income Portfolio	—	—
U.S. Corporate Fixed Income Portfolio	125,768	125,230
U.S. Mortgage/Asset Backed Fixed Income Portfolio	6,288	6,132
Short-Term Municipal Portfolio	4,011	941
Intermediate Municipal Portfolio	72,503	96,393
Intermediate Municipal II Portfolio	5,559	3,738

The aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities for the period ending December 31, 2013, were as follows (amounts in thousands):

Portfolio	Purchases	Sales
Institutional Growth Portfolio	$—	$12,691
Commodity Portfolio	24,023	6,052
Core Fixed Income Portfolio	14,594	10,128
U.S. Government Fixed Income Portfolio	62,474	52,730
U.S. Mortgage/Asset Backed Fixed Income Portfolio	31,594	28,171

5.  FEDERAL INCOME TAXES.  It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve it (but not the shareholders) from all, or substantially all, federal income taxes. The Portfolios may utilize equalization accounting for tax purposes by designating earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Portfolio’s tax returns to determine whether it is more likely than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2013 (Unaudited)

statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally the last three tax year ends 2010 – 2012, and the interim tax period since then). The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability and, therefore, there is no impact to the Portfolios’ financial statements. Furthermore, management of the Portfolios is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

A.  Unrealized Appreciation/Depreciation on securities (amounts in thousands):

Portfolio	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Tax Unrealized Appreciation/ (Depreciation)
Value Portfolio	499,724	139,753	(3,230)	136,523
Institutional Value Portfolio	782,499	199,629	(4,646)	194,983
Growth Portfolio	533,417	293,008	(1,100)	291,908
Institutional Growth Portfolio	1,031,159	333,890	(3,901)	329,989
Small Cap Portfolio	89,477	37,944	(1,730)	36,214
Institutional Small Cap-Mid Cap Portfolio	131,234	50,090	(1,719)	48,371
Real Estate Portfolio	172,110	4,623	(5,476)	(853)
International Portfolio	1,205,450	366,784	(15,143)	351,641
Institutional International Portfolio	2,345,755	551,212	(24,395)	526,817
Emerging Markets Portfolio	1,333,740	99,074	(73,292)	25,782
Core Fixed Income Portfolio	105,047	1,044	(2,048)	(1,004)
Fixed Opportunity Portfolio	875,707	23,650	(5,115)	18,535
U.S. Government Fixed Income Portfolio	252,366	2,145	(5,071)	(2,926)
U.S. Corporate Fixed Income Portfolio	223,866	2,982	(5,143)	(2,161)
U.S. Mortgage/Asset Backed Portfolio	295,843	2,835	(4,783)	(1,948)
Short-Term Municipal Portfolio	22,102	401	(3)	398
Intermediate Municipal Portfolio	403,601	14,537	(9,148)	5,389
Intermediate Municipal II Portfolio	71,598	1,931	(206)	1,725

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the difference between book and tax amortization methods for acquisition premium and market discount.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2013 (Unaudited)

B.  Tax Characteristics of Distributions Paid

The tax characteristics of distributions paid during the fiscal years ending June 30, 2013 and June 30, 2012 were as follows (amounts in thousands):

	Distributions Paid From:		Total Taxable Distributions	Tax Return of Capital	Tax-Exempt Distributions	Total Distributions Paid*
Year Ended June 30, 2013	Ordinary Income	Net Long Term Gains
Value Portfolio	$17,731	$—	$17,731	$—	$—	$17,731
Institutional Value Portfolio	38,224	41,208	79,432	—	—	79,432
Growth Portfolio	10,735	—	10,735	—	—	10,735
Institutional Growth Portfolio	18,861	140,548	159,409	—	—	159,409
Small Cap–Mid Cap Portfolio	1,248	—	1,248	—	—	1,248
Institutional Small Cap–Mid Cap Portfolio	1,471	—	1,471	—	—	1,471
Real Estate Portfolio	3,172	46,847	50,019	33	—	50,052
International Portfolio	38,014	—	38,014	—	—	38,014
Institutional International Portfolio	70,500	8,605	79,105	—	—	79,105
Emerging Markets Portfolio	12,681	—	12,681	—	—	12,681
Core Fixed Income Portfolio	3,627	770	4,397	—	—	4,397
Fixed Opportunity Portfolio	41,470	—	41,470	—	—	41,470
U.S. Government Fixed Income Portfolio	4,444	5,259	9,703	—	—	9,703
U.S. Corporate Fixed Income Portfolio	9,002	3,661	12,663	—	—	12,663
U.S. Mortgage/Asset Backed Fixed Income Portfolio	8,452	—	8,452	—	—	8,452
Short-Term Municipal Portfolio	—	232	232	—	328	560
Intermediate Municipal Portfolio	65	—	65	—	12,720	12,785
Intermediate Municipal II Portfolio	6	188	194	—	1,517	1,711

	Distributions Paid From:		Total Taxable Distributions	Tax-Exempt Distributions	Tax-Exempt Distributions	Total Distributions Paid*
Year Ended June 30, 2012	Ordinary Income	Net Long Term Gains
Value Portfolio	$14,635	$—	$14,635	$—	$—	$14,635
Institutional Value Portfolio	22,075	13,419	35,494	—	—	35,494
Growth Portfolio	7,924	—	7,924	—	—	7,924
Institutional Growth Portfolio	11,271	4,783	16,054	—	—	16,054
Small Cap–Mid Cap Portfolio	627	—	627	—	—	627
Institutional Small Cap–Mid Cap Portfolio	513	—	513	—	—	513
Real Estate Portfolio	10,574	46,451	57,025	—	—	57,025
International Portfolio	27,139	—	27,139	—	—	27,139
Institutional International Portfolio	43,446	55,971	99,417	—	—	99,417
Emerging Markets Portfolio	8,746	8,915	17,661	—	—	17,661
Core Fixed Income Portfolio	3,318	3,170	6,488	—	—	6,488
Fixed Opportunity Portfolio	38,104	—	38,104	—	—	38,104
U.S. Government Fixed Income Portfolio	8,418	—	8,418	—	—	8,418
U.S. Corporate Fixed Income Portfolio	9,199	—	9,199	—	—	9,199
U.S. Mortgage/Asset Backed Fixed Income Portfolio	9,752	—	9,752	—	—	9,752

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2013 (Unaudited)

	Distributions Paid From:		Total Taxable Distributions	Tax-Exempt Distributions	Tax-Exempt Distributions	Total Distributions Paid*
Year Ended June 30, 2012	Ordinary Income	Net Long Term Gains
Short-Term Municipal Portfolio	—	64	64	—	599	663
Intermediate Municipal Portfolio	181	—	181	—	15,574	15,755
Intermediate Municipal II Portfolio	—	46	46	—	1,599	1,645

*	Total distributions paid may differ from the Statement of Changes in Net Assets because dividends for tax purposes are recognized when actually paid. Certain Portfolios utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

Amounts designated as “—” are $0 or have been rounded to $0.

C.  Components of Accumulated Earnings

As of June 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):

Portfolio	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Dividends Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation	Total Accumulated Earnings/(Deficit)
Value Portfolio	$1,128	$—	$1,128	$—	$(161,272)	$111,339	$(48,805)
Institutional Value Portfolio	34,275	54,942	89,217	—	—	156,524	245,741
Growth Portfolio	499	—	499	—	(77,588)	198,477	121,388
Institutional Growth Portfolio	14,305	52,432	66,737	—	—	204,318	271,055
Small Cap–Mid Cap Portfolio	88	—	88	—	(49,233)	25,438	(23,707)
Institutional Small Cap–Mid Cap Portfolio	96	11,280	11,376	—	—	44,503	55,879
Real Estate Portfolio	—	—	—	—	—	—	—
International Portfolio	5,018	—	5,018	—	(20,181)	190,486	175,323
Institutional International Portfolio	30,635	38,269	68,904	—	—	242,794	311,698
Emerging Markets Portfolio	13,542	—	13,542	—	(5,695)	(71,036)	(63,189)
Core Fixed Income Portfolio	282	430	712	(205)	(102)	(692)	(287)
Fixed Opportunity Portfolio	2,924	8,142	11,066	—	—	7,136	18,202
U.S. Government Fixed Income Portfolio	333	786	1,119	(254)	(268)	55	652
U.S. Corporate Fixed Income Portfolio	1,258	3,116	4,374	(574)	—	(3,390)	410
U.S. Mortgage/Asset Backed Fixed Income Portfolio .	827	—	827	(631)	(3,898)	(1,109)	(4,811)
Short-Term Municipal Portfolio	28	41	69	(22)	—	374	421
Intermediate Municipal Portfolio	1,165	—	1,165	(833)	(11,926)	6,900	(4,694)
Intermediate Municipal II Portfolio	157	226	383	(121)	(2)	1,742	2,002

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2013 (Unaudited)

D.  Capital Loss Carryforwards

As of their tax year ending June 30, 2013, the following Portfolios had capital loss carryforwards (“CLCFs”) as summarized below (amounts in thousands):

CLCFs subject to expiration:

Portfolio	Expires 2017	Expires 2018	Expires 2019	Total
Value Portfolio	$—	$161,272	$—	$161,272
Growth Portfolio	—	77,589	—	77,589
Small Cap–Mid Cap Portfolio	6,675	42,558	—	49,223
International Portfolio	—	20,181	—	20,181
Intermediate Municipal Portfolio	—	2,213	9,713	11,926

CLCFs not subject to expiration:

Portfolio	Short-Term Amount	Long-Term Amount	Total
Emerging Markets Portfolio	$5,695	$—	$5,695
U.S. Mortgage/Asset Backed Portfolio	487	1,032	1,519

CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. During the year ending June 30, 2013, the Portfolios utilized CLCFs as follows (amounts in thousands):

Portfolio	Amount
Value Portfolio	$59,713
Growth Portfolio	53,922
Small Cap–Mid Cap Portfolio	17,061
Institutional Small Cap–Mid Cap Portfolio	12,873
International Portfolio	63,147
Fixed Opportunity Portfolio	7,674
Intermediate Municipal Portfolio	13,080

E.  Deferred Losses

Under current tax law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. The following Portfolios had deferred losses, which will be treated as arising on the first day of the fiscal year ending June 30, 2014 (amounts in thousands):

Portfolio	Post-October Capital Losses
Core Fixed Income Portfolio	$103
U.S. Government Fixed Income Portfolio	268
U.S. Mortgage/Asset Backed Portfolio	2,380
Intermediate Municipal II Portfolio	2

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2013 (Unaudited)

F.  Commodity Portfolio Tax Information

The Commodity Portfolio has a tax year end of December 31.

The Commodity Portfolio’s tax cost of securities as of December 31, 2013 was $971,060, resulting in accumulated net unrealized appreciation of $81,215, consisting of $115,445 in gross unrealized appreciation and $34,230 in gross unrealized depreciation.

The tax characteristics of distributions paid during the tax years ending December 31, 2013 and December 31, 2012 were as follows (amounts in thousands):

Year Ended December 31, 2013	Distributions Paid From:		Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
	Ordinary Income	Net Long Term Gains
Commodity Portfolio	$8,445	$—	$8,445	$—	$8,445

*	Total distributions paid may differ from the Statement of Changes in Net Assets because dividends for tax purposes are recognized when actually paid. Certain Portfolios utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

Amounts designated as “—” are $0 or have been rounded to $0

Year Ended December 31, 2012	Distributions Paid From:		Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
	Ordinary Income	Net Long Term Gains
Commodity Portfolio	$7,499	$—	$7,499	$—	$7,499

*	Total distributions paid may differ from those shown in the Statements of Changes in Net Assets because dividends for tax purposes are recognized when actually paid. The Commodity Portfolio may utilize equalization accounting for tax purposes by designating earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

Amounts designated as “—” are $0 or have been rounded to $0.

At December 31, 2013, the components of accumulated earnings (deficit) on a tax basis were as follows.

Portfolio	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Dividends Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation	Total Accumulated Earnings/(Deficit)
Commodity Portfolio	$(103)	$—	$(103)	$—	$(33,793)	$81,291	$47,395

Amounts designated as “—” are $0 or have been rounded to $0.

At December 31, 2013, the Commodity Portfolio had CLCFs (not subject to expiration) to offset future capital gains, if any, as summarized in the table below (amounts in thousands):

Capital loss carry forward originating in current tax year

Short-Term Capital Loss	Long-Term Capital Loss	Total
$21,504	$11,702	$33,206

At December 31, 2013, the Commodity Portfolio had deferred losses, which will be treated as arising on the first day of the tax year ending December 31, 2014.

At December 31, 2013, the Commodity Portfolio had deferred losses, which will be teated as arising on the first day of the fiscal year ending June 30, 2014.

HC CAPITAL TRUST
Notes to Financial Statements (concluded) — December 31, 2013 (Unaudited)

Portfolio	Post-October Capital Losses
Commodity Portfolio	$397

Portfolio	Post-October Currency Losses
Commodity Portfolio	$189

6.  RISK CONSIDERATIONS.

Market Risk — Each Portfolio bears a basic risk that the value of the securities held by a Portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

Credit Risk — Credit risk is the risk that an issuer (or in the case of certain securities, the guarantor or counterparty) will be unable to make principal and interest payments when due. The creditworthiness of an issuer may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region.

Foreign Investment Risk — Investments in securities issued by non-U.S. companies and non-U.S. governments and their agencies may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. In addition, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

Concentration Risk — Concentration risk is the risk that results from focusing investments in one industry or market sector. The Real Estate Portfolio and Commodity Portfolio concentrate their investments in real estate securities and commodity-related industries, respectively, which may present greater risks of loss than if the Portfolios were more broadly diversified over numerous unrelated industries.

Commodity-Related Derivatives Risk — The Commodity Portfolio, through its investment in its subsidiaries, will hold commodity-related derivatives. Commodity-related derivatives provide exposure, which may include long and/or short exposure, to the investment returns of physical commodities that trade in the commodities markets without investing directly in physical commodities. The value of a commodity-related derivative typically is based on the price movements of a physical commodity (such as heating oil, precious metals, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-related derivatives may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-related derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-related derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-related derivatives, and there can be no assurance that one will develop.

7.  SUBSEQUENT EVENTS.  Management has evaluated subsequent events through the date these financial statements were issued. Based on the evaluation, no additional disclosures or adjustments were required to the financial statements as of December 31, 2013.

HC CAPITAL TRUST
Additional Information — December 31, 2013 (Unaudited)

1.  SECURITY PROXY VOTING.  A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is contained in the Statement of Additional Information. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve months ended June 30, is available without charge, upon request, by calling 800-242-9596 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

2.  SHAREHOLDER VOTES.  During the period ending December 31, 2013, the following actions were taken by the shareholders of certain of the Portfolios.

SPECIAL MEETING OF THE SHAREHOLDERS — AUGUST 2, 2013

A special meeting of shareholders of each of The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization–Mid Capitalization Equity Portfolio (f/k/a The Small Capitalization Equity Portfolio), The Institutional Small Capitalization–Mid Capitalization Equity Portfolio (f/k/a The Institutional Small Capitalization Equity Portfolio), The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio was held on August 2, 2013. At the August 2, 2013 meeting, shareholders of The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization–Mid Capitalization Equity Portfolio, The Institutional Small Capitalization–Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio approved portfolio management agreements between the Trust and Mellon Capital Management Corporation (“Mellon”). Additionally, shareholders of The Small Capitalization–Mid Capitalization Equity Portfolio and The Institutional Small Capitalization–Mid Capitalization Equity Portfolio approved portfolio management agreements between the Trust and Ariel Investments, LLC (“Ariel”). The results of the August 2, 2013 meeting are presented below:

1.  Approval of an amendment to the portfolio management agreement between the Trust, on behalf of The Value Equity Portfolio, and Mellon Capital Management Corporation;

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The Value Equity Portfolio	45,609,480.743	43,875,025.002	96.197%	43,871,848.002	96.190%

2.  Approval of the portfolio management agreement between the Trust, on behalf of The Institutional Value Equity Portfolio, and Mellon Capital Management Corporation;

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The Institutional Value Equity Portfolio	64,323,100.212	37,982,568.355	59.049%	37,982,568.355	59.049%

3.  Approval of the portfolio management agreement between the Trust, on behalf of The Growth Equity Portfolio, and Mellon Capital Management Corporation;

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The Growth Equity Portfolio	43,528,666.523	41,777,611.553	95.977%	41,744,856.553	95.971%

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2013 (Unaudited)

4.  Approval of the portfolio management agreement between the Trust, on behalf of The Institutional Growth Equity Portfolio, and Mellon Capital Management Corporation;

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The Institutional Growth Equity Portfolio	76,298,305.092	45,127,002.030	59.145%	45,127,002.030	59.145%

5.  Approval of the portfolio management agreement between the Trust, on behalf of The Small Capitalization–Mid Capitalization Equity Portfolio, and Mellon Capital Management Corporation;

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The Small Capitalization–Mid Capitalization Equity Portfolio	6,594,561.290	6,365,300.378	96.523%	6,365,300.378	96.523%

6.  Approval of the portfolio management agreement between the Trust, on behalf of The Institutional Small Capitalization–Mid Capitalization Equity Portfolio, and Mellon Capital Management Corporation;

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The Institutional Small Capitalization–Mid Capitalization Equity Portfolio	10,381,914.097	5,655,470.523	54.474%	5,655,470.523	54.474%

7.  Approval of the portfolio management agreement between the Trust, on behalf of The Real Estate Securities Portfolio, and Mellon Capital Management Corporation;

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The Real Estate Securities Portfolio	18.416	0.00	0.00%	0.00%	0.00%

8.  Approval of the portfolio management agreement between the Trust, on behalf of The Commodity Returns Strategy Portfolio, and Mellon Capital Management Corporation;

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The Commodity Returns Strategy Portfolio	92,440,586.188	67,165,153.459	72.657%	67,165,153.459	72.657%

9.  Approval of the portfolio management agreement between the Trust, on behalf of The International Equity Portfolio, and Mellon Capital Management Corporation;

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The International Equity Portfolio	122,313,703.700	117,196,855.190	95.816%	117,189,971.190	95.811%

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2013 (Unaudited)

10.  Approval of the portfolio management agreement between the Trust, on behalf of The Institutional International Equity Portfolio, and Mellon Capital Management Corporation;

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The Institutional International Equity Portfolio	223,979,120.747	145,316,628.097	64.879%	145,316,628.097	64.879%

11.  Approval of the portfolio management agreement between the Trust, on behalf of The Emerging Markets Portfolio, and Mellon Capital Management Corporation;

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The Emerging Markets Portfolio	61,743,381.380	46,393,379.492	75.139%	46,393,379.492	75.139%

12.  Approval of the portfolio management agreement between the Trust, on behalf of The Small Capitalization–Mid Capitalization Equity Portfolio, and Ariel Investments, LLC;

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The Small Capitalization–Mid Capitalization Equity Portfolio	6,594,561.290	6,365,300.378	96.523%	6,365,300.378	96.523%

13.  Approval of the portfolio management agreement between the Trust, on behalf of The Institutional Small Capitalization–Mid Capitalization Equity Portfolio, and Ariel Investments, LLC;

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The Institutional Small Capitalization–Mid Capitalization Equity Portfolio	10,381,914.097	5,655,470.523	54.474%	5,655,470.523	54.474%

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2013 (Unaudited)

SPECIAL MEETING OF THE SHAREHOLDERS — SEPTEMBER 30, 2013

A special meeting of shareholders of each of The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization–Mid Capitalization Equity Portfolio (f/k/a The Small Capitalization Equity Portfolio), The Institutional Small Capitalization–Mid Capitalization Equity Portfolio (f/k/a The Institutional Small Capitalization Equity Portfolio), The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio was held on September 30, 2013. At the September 30, 2013 meeting, shareholders of The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization–Mid Capitalization Equity Portfolio (f/k/a The Small Capitalization Equity Portfolio), The Institutional Small Capitalization–Mid Capitalization Equity Portfolio (f/k/a The Institutional Small Capitalization Equity Portfolio), The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio approved the portfolio management agreements between the Trust and Cadence Capital Management LLC (“Cadence”).

1.  Approval of an amendment to the portfolio management agreement between the Trust, on behalf of The Value Equity Portfolio, and Cadence Capital Management LLC;

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The Value Equity Portfolio	44,696,830.17	42,834,535.033	95.833%	42,834,535.033	95.833%

2.  Approval of the portfolio management agreement between the Trust, on behalf of The Institutional Value Equity Portfolio, and Cadence Capital Management LLC;

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The Institutional Value Equity Portfolio	62,991,338.16	37,218,768.789	59.085%	37,218,768.789	59.085%

3.  Approval of the portfolio management agreement between the Trust, on behalf of The Growth Equity Portfolio, and Cadence Capital Management LLC;

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The Growth Equity Portfolio	43,335,578.71	41,395,489.520	95.523%	41,395,489.520	95.523%

4.  Approval of the portfolio management agreement between the Trust, on behalf of The Institutional Growth Equity Portfolio, and Cadence Capital Management LLC;

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The Institutional Growth Equity Portfolio	75,122,023.59	44,378,601.707	59.075%	44,378,601.707	59.075%

5.  Approval of the portfolio management agreement between the Trust, on behalf of The Small Capitalization–Mid Capitalization Equity Portfolio, and Cadence Capital Management LLC;

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The Small Capitalization–Mid Capitalization Equity Portfolio	6,522,538.59	6,238,642.815	95.647%	6,238,642.815	95.647%

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2013 (Unaudited)

6.  Approval of the portfolio management agreement between the Trust, on behalf of The Institutional Small Capitalization–Mid Capitalization Equity Portfolio, and Cadence Capital Management LLC;

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The Institutional Small Capitalization–Mid Capitalization Equity Portfolio	10,363,781.94	5,744,035.933	55.424%	5,705,646.933	55.054%

7.  Approval of the portfolio management agreement between the Trust, on behalf of The Real Estate Securities Portfolio, and Cadence Capital Management LLC;

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The Real Estate Securities Portfolio	18.416	18.000	97.741%	18.000	97.741%

8.  Approval of the portfolio management agreement between the Trust, on behalf of The Commodity Returns Strategy Portfolio, and Cadence Capital Management LLC;

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The Commodity Returns Strategy Portfolio	93,977,160.98	64,035,471.422	68.139%	63,996,616.422	68.098%

9.  Approval of the portfolio management agreement between the Trust, on behalf of The International Equity Portfolio, and Cadence Capital Management LLC;

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The International Equity Portfolio	122,797,202.65	116,791,847.375	95.109%	116,791,847.375	95.109%

10.  Approval of the portfolio management agreement between the Trust, on behalf of The Institutional International Equity Portfolio, and Cadence Capital Management LLC;

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The Institutional International Equity Portfolio	224,338,585.16	123,394,598.998	55.003%	123,107,805.998	54.876%

11.  Approval of the portfolio management agreement between the Trust, on behalf of The Emerging Markets Portfolio, and Cadence Capital Management LLC;

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The Emerging Markets Portfolio	63,755,981.34	45,918,472.	72.022%	45,860,277.997	71.931%

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2013 (Unaudited)

3.  EXPENSE EXAMPLE.  As a shareholder of the Trust, you incur ongoing costs, including management fees and other Portfolio expenses. This example (as set forth in the table below) is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2013 through December 31, 2013.

Actual Expenses:  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The table below provides information about hypothetical account values and hypothetical expenses based on each of the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2013 (Unaudited)

			Beginning Account Value, July 1, 2013	Ending Account Value, December 31, 2013	Expenses Paid During Period[2]	Annualized Expense Ratio
Value Portfolio	HC Strategic Shares	Actual	1,000	$1,143.80	$1.78	0.33%
		Hypothetical	1,000	$1,023.54	$1.68	0.33%
	HC Advisors Shares	Actual	1,000	$1,143.80	$1.73	0.32%
		Hypothetical	1,000	$1,023.59	$1.63	0.32%
Institutional Value Portfolio	HC Strategic Shares	Actual	1,000	$1,143.60	$1.57	0.29%
		Hypothetical	1,000	$1,023.74	$1.48	0.29%
	HC Advisors Shares	Actual	1,000	$1,144.40	$1.57	0.29%
		Hypothetical	1,000	$1,023.74	$1.48	0.29%
Growth Portfolio	HC Strategic Shares	Actual	1,000	$1,173.00	$1.48	0.27%
		Hypothetical	1,000	$1,023.84	$1.38	0.27%
	HC Advisors Shares	Actual	1,000	$1,173.20	$1.48	0.27%
		Hypothetical	1,000	$1,023.84	$1.38	0.27%
Institutional Growth Portfolio	HC Strategic Shares	Actual	1,000	$1,166.00	$1.47	0.27%
		Hypothetical	1,000	$1,023.84	$1.38	0.27%
	HC Advisors Shares	Actual	1,000	$1,166.00	$1.53	0.28%
		Hypothetical	1,000	$1,023.79	$1.43	0.28%
Small Cap–Mid Cap Portfolio	HC Strategic Shares	Actual	1,000	$1,185.30	$3.08	0.56%
		Hypothetical	1,000	$1,022.38	$2.85	0.56%
	HC Advisors Shares	Actual	1,000	$1,185.50	$3.08	0.56%
		Hypothetical	1,000	$1,022.38	$2.85	0.56%
Institutional Small Cap–Mid Cap Portfolio	HC Strategic Shares	Actual	1,000	$1,167.70	$3.66	0.67%
		Hypothetical	1,000	$1,021.83	$3.41	0.67%
	HC Advisors Shares	Actual	1,000	$1,167.70	$3.61	0.66%
		Hypothetical	1,000	$1,021.88	$3.36	0.66%
Real Estate Portfolio	HC Strategic Shares	Actual	1,000	$1,005.10	$2.29	0.75%
		Hypothetical	1,000	$1,021.42	$3.82	0.75%
Commodity Portfolio	HC Strategic Shares	Actual	1,000	$1,098.10	$3.38	0.64%
		Hypothetical	1,000	$1,021.98	$3.26	0.64%
	HC Advisors Shares	Actual	1,000	$1,098.20	$3.38	0.64%
		Hypothetical	1,000	$1,021.98	$3.26	0.64%
International Portfolio	HC Strategic Shares	Actual	1,000	$1,174.90	$2.47	0.45%
		Hypothetical	1,000	$1,022.94	$2.29	0.45%
	HC Advisors Shares	Actual	1,000	$1,174.80	$2.47	0.45%
		Hypothetical	1,000	$1,022.94	$2.29	0.45%
Institutional International Portfolio	HC Strategic Shares	Actual	1,000	$1,174.40	$2.36	0.43%
		Hypothetical	1,000	$1,023.04	$2.19	0.43%
	HC Advisors Shares	Actual	1,000	$1,173.40	$2.36	0.43%
		Hypothetical	1,000	$1,023.04	$2.19	0.43%

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2013 (Unaudited)

			Beginning Account Value, July 1, 2013	Ending Account Value, December 31, 2013	Expenses Paid During Period[2]	Annualized Expense Ratio
Emerging Markets Portfolio	HC Strategic Shares	Actual	1,000	$1,086.20	$4.21	0.80%
		Hypothetical	1,000	$1,021.17	$4.08	0.80%
	HC Advisors Shares	Actual	1,000	$1,086.20	$4.21	0.80%
		Hypothetical	1,000	$1,021.17	$4.08	0.80%
Core Fixed Income Portfolio	HC Strategic Shares	Actual	1,000	$1,004.90	$1.41	0.28%
		Hypothetical	1,000	$1,023.79	$1.43	0.28%
	HC Advisors Shares	Actual	1,000	$1,004.90	$1.41	0.28%
		Hypothetical	1,000	$1,023.79	$1.43	0.28%
Fixed Opportunity Portfolio	HC Strategic Shares	Actual	1,000	$1,051.50	$1.45	0.28%
		Hypothetical	1,000	$1,023.79	$1.43	0.28%
	HC Advisors Shares	Actual	1,000	$1,052.90	$1.45	0.28%
		Hypothetical	1,000	$1,023.79	$1.43	0.28%
U.S. Government Fixed Income Portfolio	HC Strategic Shares	Actual	1,000	$994.50	$0.90	0.18%
		Hypothetical	1,000	$1,024.30	$0.92	0.18%
U.S. Corporate Fixed Income Portfolio	HC Strategic Shares	Actual	1,000	$1,016.00	$1.68	0.33%
		Hypothetical	1,000	$1,023.54	$1.68	0.33%
U.S. Mortgage/Asset Backed Fixed Income Portfolio	HC Strategic Shares	Actual	1,000	$1,002.90	$0.91	0.18%
		Hypothetical	1,000	$1,024.30	$0.92	0.18%
Short-Term Municipal Portfolio	HC Strategic Shares	Actual	1,000	$1,007.60	$1.27	0.25%
		Hypothetical	1,000	$1,023.95	$1.28	0.25%
Intermediate Municipal Portfolio	HC Strategic Shares	Actual	1,000	$1,012.20	$1.42	0.28%
		Hypothetical	1,000	$1,023.79	$1.43	0.28%
	HC Advisors Shares	Actual	1,000	$1,012.20	$1.42	0.28%
		Hypothetical	1,000	$1,023.79	$1.43	0.28%
Intermediate Muni II	HC Strategic Shares	Actual	1,000	$1,009.90	$1.27	0.25%
		Hypothetical	1,000	$1,023.95	$1.28	0.25%
	HC Advisors Shares	Actual	1,000	$1,008.90	$1.27	0.25%
		Hypothetical	1,000	$1,023.95	$1.28	0.25%

[1]	Represents the hypothetical 5% annual return before expenses.
[2]	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2013 (Unaudited)

4.  ADDITIONAL FEDERAL INCOME TAX INFORMATION

A.  Dividends Received Deduction. For corporate shareholders, the following percentage of the total ordinary income distributions paid during the fiscal year ending December 31, 2013 qualify for the corporate dividend received deduction for the following Portfolio:

Portfolio	Dividends Received Deduction
Commodity Portfolio	44.73%

*	Amount rounds to zero.

B.  Qualified Dividends. For the fiscal year ending December 31, 2013, under current tax law, the following dividends paid may be subject to a maximum tax rate of 23.8%.

Portfolio	Dividends Paid
Commodity Portfolio	100.00%

*	Amount rounds to zero.

The Portfolios intend to designate the maximum amount allowable as taxed at a maximum rate of 23.8%. Complete information will be reported in conjunction with your 2013 Form 1099-DIV.

5.  ACCESS TO QUARTERLY HOLDINGS

A complete schedule of each Portfolio’s portfolio holdings for the first and third fiscal quarters of each fiscal year is filed with the SEC on Form N-Q and is available on the SEC’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6.  ADDITIONAL PORTFOLIO HOLDINGS INFORMATION

The following tables reflect the percentage of the total investments of each Portfolio attributable to the indicated industry sector, type of security or geographic region, as appropriate for the indicated Portfolio.

Value Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	11.2%
Consumer Staples	8.6%
Energy	9.7%
Financials	28.8%
Health Care	10.4%
Industrials	9.0%
Information Technology	11.1%
Materials	5.2%
Telecommunication Services	3.4%
Utilities	2.1%
Other	0.5%

Security Allocation	Percentage of Value
Total	100.0%

Institutional Value Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	11.2%
Consumer Staples	8.5%
Energy	9.7%
Financials	28.5%
Health Care	10.7%
Industrials	8.6%
Information Technology	10.8%
Materials	5.0%

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2013 (Unaudited)

Security Allocation	Percentage of Value
Telecommunication Services	3.3%
Utilities	2.1%
Other	1.6%
Total	100.0%

Growth Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	16.5%
Consumer Staples	11.5%
Energy	5.6%
Financials	11.8%
Health Care	16.8%
Industrials	7.5%
Information Technology	26.1%
Materials	3.2%
Other	1.0%
Total	100.0%

Institutional Growth Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	14.0%
Consumer Staples	11.1%
Energy	4.8%
Financials	11.5%
Health Care	15.2%
Industrials	7.2%
Information Technology	22.5%
Materials	2.0%
Telecommunication Services	0.0%
Other	11.7%
Total	100.0%

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2013 (Unaudited)

Small Cap Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	11.1%
Consumer Staples	2.0%
Energy	4.1%
Financials	14.9%
Health Care	12.6%
Industrials	18.2%
Information Technology	16.8%
Materials	6.1%
Telecommunication Services	0.7%
Utilities	1.4%
Other	12.1%
Total	100.0%

Institutional Small Cap Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	9.6%
Consumer Staples	1.2%
Energy	4.2%
Financials	14.6%
Health Care	11.4%
Industrials	16.8%
Information Technology	16.0%
Materials	5.9%
Telecommunication Services	0.7%
Utilities	1.6%
Other	18.0%
Total	100.0%

Real Estate Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	6.1%
Consumer Staples	1.5%
Financials	85.2%
Health Care	4.1%
Telecommunication Services	1.6%
Other	1.5%
Total	100.0%

Commodity Portfolio

Security Allocation	Percentage of Value
Energy	37.3%
Financials	1.6%
Industrials	0.9%
Materials	25.5%
Telecommunication Services	0.1%
Utilities	0.2%
Other	34.4%
Total	100.0%

International Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	11.8%
Consumer Staples	10.5%
Energy	7.2%
Financials	17.4%
Health Care	10.3%
Industrials	14.3%
Information Technology	5.2%
Materials	8.3%
Telecommunication Services	5.0%
Utilities	1.6%
Other	8.4%
Total	100.0%

Institutional International Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	11.7%
Consumer Staples	10.2%
Energy	7.4%
Financials	17.6%
Health Care	10.6%
Industrials	14.0%
Information Technology	4.4%
Materials	8.1%
Telecommunication Services	5.2%
Utilities	1.9%
Other	8.9%
Total	100.0%

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2013 (Unaudited)

Emerging Markets Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	7.2%
Consumer Staples	4.5%
Energy	14.0%
Financials	27.2%
Health Care	0.7%
Industrials.	9.3%
Information Technology	12.8%
Materials	9.7%
Telecommunication Services	6.9%
Utilities	4.2%
Other	3.5%
Total	100.0%

Core Fixed Income Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	2.1%
Consumer Staples	0.8%
Energy	2.4%
Financials	15.0%
Health Care	1.8%
Industrials	1.3%
Information Technology	2.4%
Materials	1.6%
Telecommunication Services	3.0%
Utilities	0.6%
Other	69.0%
Total	100.0%

Fixed Opportunity Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	14.6%
Consumer Staples	6.8%
Energy	21.9%
Financials	9.0%
Health Care	8.5%
Industrials	6.3%
Information Technology	6.2%
Materials	5.5%
Telecommunication Services	11.8%
Utilities	4.0%
Other	5.4%
Total	100.0%

U.S. Government Fixed Income Portfolio

Security Allocation	Percentage of Value
Treasury	89.4%
Agency	9.9%
Corporate	0.1%
Time Deposits	0.6%
Total	100.0%

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2013 (Unaudited)

U.S. Corporate Fixed Income Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	7.4%
Consumer Staples	1.9%
Energy	6.8%
Financials	45.9%
Health Care	5.4%
Industrials	3.7%
Information Technology	7.3%
Materials	5.2%
Telecommunication Services	9.3%
Utilities	1.9%
Other	5.2%
Total	100.0%

U.S. Mortgage/Asset Backed Fixed Income Portfolio

Security Allocation	Percentage of Value
Agency	82.2%
Mortgage	4.6%
Asset Backed Securities	0.9%
Cash/Other	12.3%
Total	100.0%

Short-Term Municipal Portfolio

Security Allocation	Percentage of Value
General	14.3%
General Obligation	26.3%
Higher Education	5.3%
Medical	3.8%
Power	6.3%
School District	16.1%
Transportation	11.0%
Utilities	5.8%
Water	8.8%
Other	2.3%
Total	100.0%

Intermediate Municipal Portfolio

Security Allocation	Percentage of Value
Airport	5.3%
Education	3.4%
Facilities	5.3%
Financials	0.0%
General	17.6%
General Obligation	16.9%
Higher Education	8.3%
Medical.	4.2%
Multi-Family Housing	0.7%
Nursing Homes	0.3%
Pollution	1.7%
Power	8.9%
School District	3.2%
Single Family Housing	0.9%
Tobacco Settlement	2.3%
Transportation	8.8%
Utilities	2.6%
Water	9.5%
Other	0.1%
Total	100.0%

Intermediate Municipal II Portfolio

Security Allocation	Percentage of Value
Airport	0.0%
Bond Bank	2.1%
Education	2.4%
Facilities	6.5%
General	10.8%
General Obligation	30.1%
Higher Education	3.6%
Pollution.	2.3%
Power	3.0%
School District	10.5%
Transportation	5.3%
Utilities	7.4%
Water	12.0%
Other	4.0%
Total	100.0%

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2013 (Unaudited)

7.  BOARD APPROVAL OF INVESTMENT ADVISORY CONTRACTS

The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co. LLC, (“Hirtle Callaghan”). The Adviser provides overall investment management services with respect to the Trust and its Portfolios pursuant to the terms of two separate agreements with the Trust (“HC Contracts”). The Adviser is authorized under the HC Contracts to purchase and sell portfolio securities for the Portfolios. Day-to-day portfolio management services are generally provided to the respective Portfolios by one or more investment advisory organizations (each a “Specialist Manager”) pursuant to the terms of separate investment advisory agreements (each, a “Portfolio Management Agreement”). As of the date of this report, the Trust offered nineteen Portfolios, thirteen of which were managed by two or more Specialist Managers,1 each of which is responsible for providing day-to-day portfolio management services for that portion of a Portfolio’s assets allocated to it by, and under the supervision of, the Adviser.

During the six-month period covered by this report, the Trust’s Board:

•	Approved the continuation of certain Portfolio Management Agreements relating to each of several Portfolios;
•	In connection with the retention of Mellon Capital Management Corporation (“Mellon Capital”) and Cadence Capital Management (“Cadence”), approved Portfolio Management Agreements with Mellon and Cadence relating to several existing and one newly organized Portfolio;
•	Approved new Portfolio Management Agreements between the Trust and Artisan Partners Limited Partnership (“Artisan”), which approval permits Artisan to continue to serve as a Specialist Manager for certain of the Trust’s Portfolios following certain transactions involving Artisan;
•	Approved amendments to the Portfolio Management Agreements between the Trust and each of AllianceBernstein, L.P. (“AllianceBernstein”) and Lazard Asset Management, LLC (“Lazard”), in each case reducing the rate at which advisory fees payable to these Specialist Managers are computed.

In considering each of the Portfolio Management Agreements referenced above, the Board recognized that, under each such agreement, a Specialist Manager is responsible only for day-to-day investment decisions with respect to that portion of a Portfolio’s assets allocated to it. The Board further recognized that Specialist Managers do not participate in the administration of any of the Portfolios or in the distribution of shares of any Portfolio and thus receive limited, if any, benefit from their association with the Trust other than the fee paid to them by the respective Portfolios for investment management services.

Continuation of Certain Portfolio Management Agreements.  During the period, the Board approved continuation of Portfolio Management Agreements with Wellington Management Company, LLP (“WMC”) relating to the Commodity Returns Strategy Portfolio and the Real Estate Securities Portfolio (collectively, the “WMC Portfolios”). The Board also approved the continuance of Portfolio Management Agreements relating to Portfolios designed to invest primarily in international securities (“International Portfolios”) and those Portfolios that focus on the small/mid capitalization sector of the securities markets (“Small/Mid Portfolios”). The agreements related to the WMC Portfolios, the International Portfolios and the Small/Mid Portfolios (collectively, the “Continuing Agreements”) are identified, together with the Specialist Managers subject to review during the period, below.

Specialist Manager	International Portfolios
Artisan Partners Limited Partnership	The International Equity Portfolio The Institutional International Equity Portfolio
Capital Guardian Trust Company	The International Equity Portfolio The Institutional International Equity Portfolio

[1]	See Note 3.

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2013 (Unaudited)

Specialist Manager	International Portfolios
Causeway Capital Management LLC	The International Equity Portfolio The Institutional International Equity Portfolio
Lazard Asset Management LLC	The Institutional International Equity Portfolio
The Boston Company Asset Management LLC	The Emerging Markets Portfolio
SSgA Funds Management	The Emerging Markets Portfolio

Specialist Manager	WCM Portfolios
Wellington Management Company, LLP	The Real Estate Securities Portfolio The Commodity Returns Strategy Portfolio

Specialist Manager	Small/Mid Portfolios
Cupps Capital Management, LLC	The Small Capitalization–Mid Capitalization Equity Portfolio The Institutional Small Capitalization–Mid Capitalization Equity Portfolio
Frontier Capital Management Company, LLC	The Small Capitalization–Mid Capitalization Equity Portfolio The Institutional Small Capitalization–Mid Capitalization Equity Portfolio
IronBridge Capital Management LP	The Small Capitalization–Mid Capitalization Equity Portfolio The Institutional Small Capitalization–Mid Capitalization Equity Portfolio
Pzena Investment Management, LLC	The Small Capitalization–Mid Capitalization Equity Portfolio The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

In approving the Continuing Agreements, the Board concluded that continuation of each of the Continuing Agreements was in the best interests of the Trust and consistent with the expectations of shareholders of the respective Portfolios. While the Board did not identify any particular factor as controlling, the Board gave substantial weight to the fact that the Trust is designed primarily to serve as a vehicle through which the Adviser implements asset allocation strategies on behalf of Hirtle Callaghan’s clients; that shares of the respective Portfolios are generally available only to such clients; and representations by the Adviser that the performance achieved by the relevant Specialist Managers was consistent with the Adviser’s expectations in the context of overall objectives, and multi-manager strategy, of each of the respective Portfolios. During the course of its deliberations, the Board was informed with respect to publicly available information assembled by a third-party service provider about the performance of peer funds managed by other investment advisory organizations. The Board did not specifically rely on such information but based its conclusions on the facts and circumstances of the Trust.

In concluding that continuation of the respective agreements was appropriate, the Board did not rely upon any single factor but gave considerable weight to the Adviser’s recommendations and its assessment of each Specialist Manager’s overall compliance profile and the success and future ability of the respective Portfolios to capture the desired asset class. Based on the foregoing, the Board concluded that the performance of the Specialist Managers was satisfactory and that continuation of such contracts was in the best interest of shareholders of the respective Portfolios.

The Board also determined that the rate at which each of the Specialist Managers is compensated under the Continuing Agreements is reasonable. In reaching this conclusion, the Board had before it information about the

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2013 (Unaudited)

impact of break-points and fee waivers afforded to the Portfolios, financial information about the the Specialist Managers relating to factors such as profitability, comparable fees charged to other institutional clients and/or to peer funds for similar services and costs incurred by the Specialist Managers in providing services to the respective Portfolios. In considering this information, the Board gave substantial weight to information demonstrating that the rate at which these Specialist Managers are compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser, including in several cases, negotiated fee waivers and scheduled breakpoints designed to recognize economies of scale where appropriate.

Approval of New Portfolio Management Agreements with Mellon Capital.   During the period, the Board approved new Portfolio Management Agreements (the “Mellon Capital Agreements”) between the Trust and Mellon Capital relating to each of the Portfolios (collectively, the “Affected Fixed Income Portfolios”) listed below:

The Core Fixed Income Portfolio
The US Corporate Fixed Income Securities Portfolio
The Fixed Income Opportunity Portfolio
The Inflation Protected Securities Portfolio

The following is a summary of the factors considered by the Board in approving the Mellon Capital Agreements.

With respect to the nature and quality of the services expected to be provided to the Affected Fixed Income Portfolios, the Board gave considerable weight to the Adviser’s expectations with respect to the potential that implementation of Mellon Capital’s index exposure strategies (“Mellon Capital Strategies”) would contribute to the achievement of each Portfolio’s investment objective and their ability to capture the desired asset class. The Board also considered fact that, although the Mellon Capital Strategies would be implemented in consultation with the Adviser, Mellon Capital would not participate in the administration or distribution of shares of the Portfolios and that, other than advisory fees payable under the terms of the Mellon Capital Agreements, it was not expected that Mellon Capital would benefit materially from its association with the Trust. The Board further considered its familiarity with Mellon Capital based on the firm’s ongoing services to a number of other Portfolios of the Trust. In concluding that approval of the Mellon Capital Agreements was in the best interests of the Affected Fixed Income Portfolios, the Board was informed with respect to publicly available information about the performance of other managers employing similar strategies but did not base it determination on results reported to have been achieved by such managers.

With respect to the fee schedules pursuant to which Mellon Capital would be compensated for its services, the Board considered the fact that, under the Mellon Capital Agreements, the rate at which advisory fees relating to assets allocated to Mellon Capital would be calculated would be lower than the rate applicable to assets allocated to the other Specialist Managers currently serving the Core Fixed Income, Fixed Income Opportunity and U.S. Corporate Fixed Income Securities Portfolios (“Existing Portfolios”). In determining that the fee schedules proposed for these Existing Portfolios were fair and reasonable, the Board recognized that the impact of the lower rate on overall advisory fees would depend on the allocation of assets within the Existing Portfolios. With respect to the newly organized The Inflation Protected Securities Portfolio, the Board also determined that the proposed fee schedule was fair and reasonable, basing its finding on several factors, including comparisons to the fees charged by other investment advisory organizations for similar services.

The Board was also informed with respect to Mellon Capital’s financial position and profitability as well as data regarding advisory fees paid by other funds with similar investment policies, In considering this information, the Board gave substantial weight to information demonstrating that the rate at which Mellon Capital is compensated under the separate Portfolio Management Agreements was determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser.

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2013 (Unaudited)

Approval of New Portfolio Management Agreements with Cadence.  During the period, the Board approved new Portfolio Management Agreements (the “Cadence Agreements”) between the Trust and Cadence relating to each of the Portfolios (collectively, the “Affected Equity Portfolios”) listed below:

The Value Equity Portfolio	The Institutional Value Equity Portfolio
The Growth Equity Portfolio	The Institutional Growth Equity Portfolio
The Small Capitalization Equity Portfolio	The Institutional Small Capitalization Equity Portfolio
The Institutional International Equity Portfolio	The International Equity Portfolio
The Real Estate Securities Portfolio	The Commodity Returns Strategy Portfolio
The Emerging Markets Portfolio

The Cadence Agreements included both permanent agreements with respect to each of the Affected Equity Portfolios and interim agreements with respect The Value Equity Portfolio, The Institutional Value Equity Portfolio, The International Equity Portfolio and The Institutional International Equity Portfolio which allowed Cadence to begin providing services to those Portfolios pending shareholder approval of the permanent agreements.

The following is a summary of the factors considered by the Board in approving the Cadence Agreements.

With respect to the nature and quality of the services expected to be provided to the Affected Equity Portfolios, the Board gave considerable weight to the Adviser’s expectations with respect to the potential that implementation of Cadence’s rules-based index strategies (“Cadence Index Strategies”) would contribute to the achievement of each Portfolio’s investment objective and their ability to capture the desired asset class. The Board also considered fact that, although the Cadence Index Strategies would be implemented in consultation with the Adviser, Cadence would not participate in the administration or distribution of shares of the Portfolios, as well as the fact that Cadence would receive limited, if any, benefit from its association with the Trust other than advisory fees payable to Cadence under the terms of the Cadence Agreements. In concluding that approval of the Cadence Agreements was in the best interests of the Affected Equity Portfolios, the Board was informed with respect to publicly available information about the performance of other index managers but, due to the customized nature of the Cadence Index Strategies, did not base it determination on results reported to have achieved by such managers.

With respect to the fee schedules pursuant to which Cadence would be compensated for its services, the Board noted that the Affected Equity Portfolios would benefit from reduced fees in the event that the aggregate allocation of assets to the Cadence Index Strategies exceeds certain levels and the Adviser’s expectation that such break points would be reached upon full implementation of the Cadence Agreements. With respect to the expected increase in the advisory fees that would be paid by several of the Affected Equity Portfolios upon implementation of the respective Cadence Agreements, the Board took into consideration the customized analytical services to which the Affected Equity Portfolios would have access as contrasted with more traditional index programs. Informed with respect to Cadence’s financial position and profitability, the Board gave substantial weight in its deliberations to information demonstrating that the rate at which Cadence is to be compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser, including scheduled breakpoints designed to recognize economies of scale where appropriate.

Approval of New Portfolio Management Agreements with Artisan.  During the period, the Board also approved new Portfolio Management Agreements (the “New Artisan Agreements”) with Artisan related to The International Equity Portfolio and The Institutional International Equity Portfolio. The Board’s approval of the New Artisan Agreements effectively permits Artisan to continue to provide portfolio management services to these Portfolios following the certain changes in Artisan’s ownership structure which, under the 1940 Act, would result in the automatic termination of the existing agreements with Artisan. In determining to approve the New Artisan Agreements, the Board considered the fact that approval of the New Agreements would avoid disruption of the portfolio management services provided to the Portfolios. The Board also considered each of the factors it had considered in approving continuation of the Continuing Agreements noted above, as well as a revision in the break-point schedule that would reduce fees payable to Artisan by the Portfolios under certain circumstances.

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2013 (Unaudited)

Approval of Amendments to Certain Portfolio Management Agreements.  During the period, the Board also approved amendments to the Portfolio Management Agreements with AllianceBernstein, relating to the Value Equity and Institutional Value Equity Portfolios and with Lazard relating to the Institutional International Equity Portfolio (“Affected Equity Portfolios”). In approving the amendments, each of which reduced the rate at which fees payable by the relevant Portfolios to AllianceBernstein and Lazard, respectively, are computed, the Board reviewed information with respect to the nature of the services provided by each of AllianceBernstein and Lazard and the role of each organization in the context of the Affected Equity Portfolios, as well the view of the Adviser to the effect that reduction of the advisory fee rate would not change or impair the nature or quality of services provided to these Portfolios. Based on all of the information presented, the Board concluded that implementation of the amendments was in the interests of the shareholders of the relevant Portfolios.

OFFICERS AND AFFILIATED TRUSTEES. The table below sets forth certain information about each of the Trust’s Affiliated Trustees, as well as its executive officers.

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE; TERM SERVED IN OFFICE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD BY TRUSTEE**
Robert J. Zion* Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428 Age: 51	Trustee; President	Indefinite; Trustee since 4/30/07; President since 6/12/12	Mr. Zion is currently the Chief Operating Officer, Secretary and a Principal of Hirtle Callaghan & Co., LLC (“Hirtle Callaghan”), a registered investment adviser and the parent company of the Adviser. He has been with Hirtle Callaghan for more than the past five years.	19	None
Colette L. Bergman Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428 Age: 43	Vice President & Treasurer	Indefinite; Since 6/12/12	Ms. Bull is currently a Vice President of Hirtle Callaghan. She has been with Hirtle Callaghan for more than the past five years.	19	N/A
Guy Talarico Alaric Compliance Services, LLC 150 Broadway, Suite 302 New York, NY 10038 Age: 58	Chief Compliance Officer	Indefinite; Since 4/25/13	Mr. Talarico is the founder of Alaric Compliance Services LLC and served as its President and Chief Executive Officer for more than the past five years.	19	N/A
Amber Baker Citi Fund Services 3435 Stelzer Road Columbus, OH 43219 Age: 32	Secretary	Indefinite; Since 12/09/13	Ms. Baker is a Vice President and has been with Citi Fund Services Ohio, Inc. since November 2013. Prior to November 2013, Ms. Baker was associate counsel at NGAM Distribution, L.P. (from May 2010 to October 2013); and an associate at Wilmer Cutler Pickering Hale and Dorr LLP (from January 2008 to September 2009).	19	N/A

*	Mr. Zion may be deemed to be an “interested person” of the Adviser as that term is defined by the 1940 Act, as a result of his past or present positions with the Adviser or its affiliates.
**	The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.

HC CAPITAL TRUST
Additional Information (concluded) — December 31, 2013 (Unaudited)

INDEPENDENT TRUSTEES.  The following table sets forth certain information about the Independent Trustees.

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE; TERM SERVED IN OFFICE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD BY TRUSTEE*
Jarrett Burt Kling Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428 Age: 70	Trustee	Indefinite; Since 7/20/95	For more than the past five years Mr. Kling has been a managing director of CBRE Clarion Securities, LLC, a registered investment adviser.	19	None
Harvey G. Magarick Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428 Age: 74	Trustee	Indefinite; Since 7/01/04	Mr. Magarick is retired. Prior to June 3, 2004, he was a partner in the accounting firm of BDO Seidman, LLP.	19	Atlas Resources LP
R. Richard Williams Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428 Age: 68	Trustee	Indefinite; Since 7/15/99	Since 2000, Mr. Williams has been the owner of Seaboard Advisers (consulting services).	19	Franklin Square Energy and Power Fund
Richard W. Wortham, III Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428 Age: 75	Trustee	Indefinite; Since 7/20/95	Mr. Wortham is currently the President of The Wortham Foundation and has been a Trustee for more than the past five years.	19	Oncor Electric Delivery Company LLC

*	The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.

HC CAPITAL TRUST

Trustees

JARRETT B. KLING

HARVEY G. MAGARICK

RICHARD W. WORTHAM III

R. RICHARD WILLIAMS

ROBERT J. ZION*

*	“Interested Person” as that term is defined in the Investment Company Act of 1940.

Investment Adviser
HC Capital Solutions
Five Tower Bridge
300 Barr Harbor Drive, Suite 500
West Conshohocken, PA 19428

Administrator
Citi Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

Distributor
Unified Financial Securities, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208-4715

Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7018

McCarter & English, LLP
1735 Market Street, Suite 700
Philadelphia, PA 19103

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
41 South High Street, Suite 2500
Columbus, OH 43215

Custodian
State Street Bank and Trust Company
State Street Financial Center
1 Lincoln Street
Boston, MA 02111-2900

This report is for the information of the shareholders of HC Capital Trust. Its use in connection with any offering of the Trust’s shares is authorized only in case of a concurrent or prior delivery of the Trust’s current prospectus. The prospectus contains more complete information, including investment objectives, risks, fees and expenses and should be read carefully before investing or sending any money.

2/14

Item 2. Code of Ethics.

Not Applicable

Item 3. Audit Committee Financial Expert.

Not Applicable

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) Not applicable.

(b) Not applicable.

(b)(1) Not applicable.

(b)(2) Not applicable.

(b)(3) Not applicable.

(b)(4) Not applicable.

(b)(5) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HC Capital Trust

By (Signature and Title) /s/ Robert J. Zion

Robert J. Zion, Principal Executive Officer

Date:  March 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Colette L. Bergman

Colette L. Bergman, Principal Financial Officer

Date:   March 7, 2014

By (Signature and Title) /s/ Robert J. Zion

Robert J. Zion, Principal Executive Officer

Date:   March 7, 2014